Lord Abbett

Quarterly Portfolio Holdings Report

Lord Abbett

Convertible Fund

Core Fixed Income Fund

Core Plus Bond Fund

Corporate Bond Fund

Floating Rate Fund

High Yield Fund

Income Fund

Inflation Focused Fund

Multi-Asset Balanced Opportunity Fund

Multi-Asset Income Fund

Short Duration Core Bond Fund

Short Duration Income Fund

Total Return Fund

Ultra Short Bond Fund

For the period ended February 28, 2021

Schedule of Investments (unaudited)

CONVERTIBLE FUND February 28, 2021

Investments			Shares (000)	Fair Value
LONG-TERM INVESTMENTS 97.72%

COMMON STOCKS 1.77%

Electronics 0.73%
NVIDIA Corp.			24	$13,165,920

Pharmaceuticals 1.04%
Arena Pharmaceuticals, Inc.*			125	10,043,750
Rocket Pharmaceuticals, Inc.*			153	8,503,740
Total				18,547,490
Total Common Stocks (cost $21,649,860)				31,713,410

	Interest Rate	Maturity Date	Principal Amount (000)

CONVERTIBLE BONDS 87.17%

Advertising 3.33%
Snap, Inc.	0.75%	8/1/2026	$13,895	40,764,456
Twitter, Inc.	1.00%	9/15/2021	16,600	18,806,585
Total				59,571,041

Air Transportation 4.05%
American Airlines Group, Inc.	6.50%	7/1/2025	16,342	25,575,276
Atlas Air Worldwide Holdings, Inc.	1.875%	6/1/2024	8,230	9,578,602
Southwest Airlines Co.	1.25%	5/1/2025	22,135	37,325,144
Total				72,479,022

Automakers 3.05%
Tesla, Inc.	2.00%	5/15/2024	5,030	54,676,100

Consumer/Commercial/Lease Financing 0.60%
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	4.125%	9/1/2022	5,140	10,679,690

Diversified Capital Goods 1.63%
Enphase Energy, Inc.†	Zero Coupon	3/1/2028	30,004	29,223,956

See Notes to Schedule of Investments.	1

Schedule of Investments (unaudited)(continued)

CONVERTIBLE FUND February 28, 2021

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Electronics 3.48%
Microchip Technology, Inc.	1.625%	2/15/2025	$6,645	$22,128,318
Novellus Systems, Inc.	2.625%	5/15/2041	631	11,263,381
Plug Power, Inc.†	3.75%	6/1/2025	945	8,903,670
Teradyne, Inc.	1.25%	12/15/2023	4,930	20,031,206
Total				62,326,575

Gaming 0.91%
Penn National Gaming, Inc.	2.75%	5/15/2026	3,248	16,295,623

Health Services 4.57%
CryoPort, Inc.†	3.00%	6/1/2025	3,300	8,654,250
Guardant Health, Inc.†	Zero Coupon	11/15/2027	14,990	19,419,349
Insmed, Inc.	1.75%	1/15/2025	19,703	23,026,818
NeoGenomics, Inc.	0.25%	1/15/2028	15,700	16,838,372
Repligen Corp.	0.375%	7/15/2024	7,215	13,892,312
Total				81,831,101

Hotels 1.14%
Huazhu Group Ltd. (China)(a)	0.375%	11/1/2022	14,875	20,476,298

Integrated Energy 2.01%
Atlantica Sustainable Infrastructure Jersey Ltd. (Jersey)†(a)	4.00%	7/15/2025	10,893	12,928,902
Sunrun, Inc.†	Zero Coupon	2/1/2026	23,450	23,025,555
Total				35,954,457

Machinery 2.09%
Chart Industries, Inc.†	1.00%	11/15/2024	6,550	16,459,188
Middleby Corp. (The)†	1.00%	9/1/2025	15,950	21,004,156
Total				37,463,344

Media: Content 0.71%
fuboTV, Inc.†	3.25%	2/15/2026	12,445	12,787,237

Media: Diversified 1.78%
Match Group Financeco 2, Inc.†	0.875%	6/15/2026	17,315	31,935,786

2	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

CONVERTIBLE FUND February 28, 2021

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Fair Value
Medical Products 4.49%
CONMED Corp.	2.625%	2/1/2024		$10,000	$14,997,426
Insulet Corp.	0.375%	9/1/2026		23,375	31,566,265
Neurocrine Biosciences, Inc.	2.25%	5/15/2024		11,840	17,743,041
Nevro Corp.	2.75%	4/1/2025		9,150	16,119,971
Total					80,426,703

Pharmaceuticals 4.09%
Bridgebio Pharma, Inc.†	2.25%	2/1/2029		17,635	18,491,567
Canopy Growth Corp.†(b)	4.25%	7/15/2023	CAD	45,730	42,806,744
Natera, Inc.†	2.25%	5/1/2027		$3,853	12,005,931
Total					73,304,242

Real Estate Development & Management 1.66%
IIP Operating Partnership LP†	3.75%	2/21/2024		3,435	10,114,627
Redfin Corp.†	Zero Coupon	10/15/2025		15,015	19,539,020
Total					29,653,647

Real Estate Investment Trusts 0.38%
IH Merger Sub LLC	3.50%	1/15/2022		5,125	6,768,502

Recreation & Travel 4.22%
Carnival Corp.†	5.75%	4/1/2023		4,715	13,491,689
Peloton Interactive, Inc.†	Zero Coupon	2/15/2026		15,500	15,413,045
Royal Caribbean Cruises Ltd.†	4.25%	6/15/2023		19,025	28,969,024
Vail Resorts, Inc.†	Zero Coupon	1/1/2026		16,760	17,758,978
Total					75,632,736

Software/Services 21.84%
Booking Holdings, Inc.	0.90%	9/15/2021		18,350	21,968,315
Cardlytics, Inc.†	1.00%	9/15/2025		8,070	14,134,194
Cerence, Inc.†	3.00%	6/1/2025		3,565	11,038,067
Coupa Software, Inc.†	0.375%	6/15/2026		17,545	24,558,081
Five9, Inc.†	0.50%	6/1/2025		15,700	24,259,269
Fiverr International Ltd. (Israel)†(a)	Zero Coupon	11/1/2025		6,603	9,851,016
MakeMyTrip Ltd. (India)†(a)	Zero Coupon	2/15/2028		13,730	16,080,343
MongoDB, Inc.	0.25%	1/15/2026		10,930	21,187,833
Okta, Inc.†	0.375%	6/15/2026		20,635	27,096,190
Pinduoduo, Inc. (China)(a)	Zero Coupon	12/1/2025		9,400	11,385,879
Q2 Holdings, Inc.	0.75%	6/1/2026		7,696	11,545,656
RingCentral, Inc.†	Zero Coupon	3/1/2025		17,325	22,263,797
Shopify, Inc. (Canada)(a)	0.125%	11/1/2025		9,847	12,561,079

See Notes to Schedule of Investments.	3

Schedule of Investments (unaudited)(continued)

CONVERTIBLE FUND February 28, 2021

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Software/Services (continued)
Square, Inc.†	Zero Coupon	5/1/2026	$9,725	$11,249,400
Square, Inc.†	0.25%	11/1/2027	45,800	54,510,055
Twilio, Inc.	0.25%	6/1/2023	4,110	22,730,634
Weibo Corp. (China)(a)	1.25%	11/15/2022	45,903	45,730,287
Zillow Group, Inc.	2.75%	5/15/2025	11,500	28,990,933
Total				391,141,028

Specialty Retail 5.58%
Burlington Stores, Inc.†	2.25%	4/15/2025	10,989	15,195,974
Dick’s Sporting Goods, Inc.†	3.25%	4/15/2025	8,650	18,860,799
Etsy, Inc.	0.125%	10/1/2026	7,935	20,415,936
RealReal, Inc. (The)†	3.00%	6/15/2025	4,601	7,699,736
RH	Zero Coupon	6/15/2023	7,010	17,982,911
Wayfair, Inc.†	0.625%	10/1/2025	19,120	19,866,426
Total				100,021,782

Support: Services 6.28%
Chegg, Inc.†	Zero Coupon	9/1/2026	29,250	34,742,029
Lyft, Inc.†	1.50%	5/15/2025	14,835	24,078,619
ServiceNow, Inc.	Zero Coupon	6/1/2022	2,485	9,879,702
Shift4 Payments, Inc.†	Zero Coupon	12/15/2025	12,850	15,790,080
Uber Technologies, Inc.†	Zero Coupon	12/15/2025	26,570	27,979,778
Total				112,470,208

Technology Hardware & Equipment 3.92%
SunPower Corp.	0.875%	6/1/2021	5,100	5,569,451
SunPower Corp.	4.00%	1/15/2023	8,185	13,541,780
Western Digital Corp.	1.50%	2/1/2024	48,326	51,040,713
Total				70,151,944

Telecommunications: Wireline Integrated & Services 1.58%
21Vianet Group, Inc. (China)†(a)	Zero Coupon	2/1/2026	18,333	18,310,859
GDS Holdings Ltd. (China)(a)	2.00%	6/1/2025	4,799	9,947,744
Total				28,258,603

Theaters & Entertainment 1.26%
Live Nation Entertainment, Inc.	2.50%	3/15/2023	15,550	22,664,125

Tobacco 0.75%
Turning Point Brands, Inc.	2.50%	7/15/2024	11,250	13,415,692

4	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

CONVERTIBLE FUND February 28, 2021

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Transportation: Infrastructure/Services 1.77%
Scorpio Tankers, Inc. (Monaco)(a)	3.00%	5/15/2022	$31,643	$31,624,666
Total Convertible Bonds (cost $1,247,790,718)				1,561,234,108

	Dividend Rate		Shares (000)

CONVERTIBLE PREFERRED STOCKS 8.78%

Auto Parts & Equipment 1.09%
Aptiv plc (Ireland)(a)	5.50%		115	19,620,882

Banking 1.04%
Bank of America Corp.	7.25%		13	18,635,514

Electric: Integrated 1.70%
NextEra Energy, Inc.	4.872%		541	30,470,584

Electronics 2.18%
Broadcom, Inc.	8.00%		26	39,012,257

Medical Products 1.82%
Danaher Corp.	4.75%		21	32,529,780

Specialty Retail 0.95%
2020 Mandatory Exchangeable Trust†	6.50%		8	16,981,105
Total Convertible Preferred Stocks (cost $141,426,863)				157,250,122
Total Long-Term Investments (cost $1,410,867,441)				1,750,197,640

See Notes to Schedule of Investments.	5

Schedule of Investments (unaudited)(continued)

CONVERTIBLE FUND February 28, 2021

Investments	Principal Amount (000)	Fair Value
SHORT-TERM INVESTMENT 2.36%

REPURCHASE AGREEMENT
Repurchase Agreement dated 2/26/2021, 0.00% due 3/1/2021 with Fixed Income Clearing Corp. collateralized by $43,150,800 of U.S. Treasury Note at 0.125% due 11/30/2022; value: $43,123,365; proceeds: $42,277,737 (cost $42,277,737)	$42,278	$42,277,737
Total Investments in Securities 100.08% (cost $1,453,145,178)		1,792,475,377
Liabilities in Excess of Other Assets(c) (0.08%)		(1,447,367)
Net Assets 100.00%		$1,791,028,010

CAD	Canadian dollar.
*	Non-income producing security.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers. At February 28, 2021, the total value of Rule 144A securities was $777,478,491, which represents 43.41% of net assets.
(a)	Foreign security traded in U.S. dollars.
(b)	Investment in non-U.S. dollar denominated securities.
(c)	Liabilities in Excess of Other Assets include net unrealized appreciation/depreciation on forward foreign currency exchange contracts, as follows:

Open Forward Foreign Currency Exchange Contracts at February 28, 2021:

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation
Canadian dollar	Buy	Bank of America	4/20/2021	4,000,000	$3,142,095	$3,143,429	$1,334
Canadian dollar	Buy	Toronto Dominion Bank	4/20/2021	3,322,000	2,595,034	2,610,617	15,583
Canadian dollar	Sell	UBS AG	4/20/2021	9,220,000	7,260,300	7,245,603	14,697
Unrealized Appreciation on Forward Foreign Currency Exchange Contracts							$31,614

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Depreciation
Canadian dollar	Buy	Bank of America	4/20/2021	4,178,000	$3,305,518	$3,283,311	$(22,207)
Canadian dollar	Buy	Bank of America	4/20/2021	2,761,000	2,175,071	2,169,751	(5,320)
Canadian dollar	Buy	J.P. Morgan	4/20/2021	2,682,000	2,113,203	2,107,669	(5,534)
Canadian dollar	Sell	Morgan Stanley	4/20/2021	68,421,000	53,755,018	53,769,130	(14,112)
Unrealized Depreciation on Forward Foreign Currency Exchange Contracts							$(47,173)

6	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

CONVERTIBLE FUND February 28, 2021

The following is a summary of the inputs used as of February 28, 2021 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Common Stocks	$31,713,410	$–	$–	$31,713,410
Convertible Bonds	–	1,561,234,108	–	1,561,234,108
Convertible Preferred Stocks
Auto Parts & Equipment	19,620,882	–	–	19,620,882
Banking	–	18,635,514	–	18,635,514
Electric: Integrated	–	30,470,584	–	30,470,584
Electronics	39,012,257	–	–	39,012,257
Medical Products	32,529,780	–	–	32,529,780
Specialty Retail	16,981,105	–	–	16,981,105
Short-Term Investment
Repurchase Agreement	–	42,277,737	–	42,277,737
Total	$139,857,434	$1,652,617,943	$–	$1,792,475,377
Other Financial Instruments
Forward Foreign Currency Exchange Contracts
Assets	$–	$31,614	$–	$31,614
Liabilities	–	(47,173)	–	(47,173)
Total	$–	$(15,559)	$–	$(15,559)

(1)	Refer to Note 2(b) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets.

See Notes to Schedule of Investments.	7

Schedule of Investments (unaudited)

CORE FIXED INCOME FUND February 28, 2021

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
LONG-TERM INVESTMENTS 115.65%

ASSET-BACKED SECURITIES 17.80%

Automobiles 8.73%
American Credit Acceptance Receivables Trust 2019-2 B†	3.05%	5/12/2023	$481	$482,181
American Credit Acceptance Receivables Trust 2020-2 A†	1.65%	12/13/2023	878	882,277
AmeriCredit Automobile Receivables Trust 2017-2 C	2.97%	3/20/2023	1,230	1,241,263
Avid Automobile Receivables Trust 2019-1 A†	2.62%	2/15/2024	763	769,715
Avid Automobile Receivables Trust 2019-1 B†	2.82%	7/15/2026	653	670,388
BMW Vehicle Owner Trust 2019-A A2	2.05%	5/25/2022	214	214,540
BMW Vehicle Owner Trust 2020-A A2	0.39%	2/27/2023	4,675	4,679,364
California Republic Auto Receivables Trust 2017-1 B	2.91%	12/15/2022	565	568,362
California Republic Auto Receivables Trust 2018-1 B	3.56%	3/15/2023	2,191	2,217,229
Capital Auto Receivables Asset Trust 2018-2 C†	3.69%	12/20/2023	1,442	1,459,035
CarMax Auto Owner Trust 2017-3 A3	1.97%	4/15/2022	105	104,635
CarMax Auto Owner Trust 2019-3 A2A	2.21%	12/15/2022	355	356,229
CarMax Auto Owner Trust 2020-1 C	2.34%	11/17/2025	763	792,201
Carmax Auto Owner Trust 2021-1 A2A	0.22%	2/15/2024	15,000	15,005,533
Chesapeake Funding II LLC 2017-3A A1†	1.91%	8/15/2029	144	143,716
CPS Auto Receivables Trust 2016-B D†	6.58%	3/15/2022	203	205,311
CPS Auto Receivables Trust 2018-B D†	4.26%	3/15/2024	949	980,098
CPS Auto Receivables Trust 2020-B A†	1.15%	7/17/2023	3,079	3,089,544
Drive Auto Receivables Trust 2016-CA D†	4.18%	3/15/2024	274	275,790
Drive Auto Receivables Trust 2017-1 E	5.17%	9/16/2024	1,772	1,806,211
Drive Auto Receivables Trust 2017-2 D	3.49%	9/15/2023	1,412	1,427,367
Drive Auto Receivables Trust 2017-AA D†	4.16%	5/15/2024	547	552,614
Drive Auto Receivables Trust 2017-BA E†	5.30%	7/15/2024	5,117	5,163,131
Drive Auto Receivables Trust 2018-3 C	3.72%	9/16/2024	203	203,128
Enterprise Fleet Financing LLC 2018-1 A2†	2.87%	10/20/2023	36	35,802
Exeter Automobile Receivables Trust 2020-2A A†	1.13%	8/15/2023	936	938,708
Flagship Credit Auto Trust 2018-3 A†	3.07%	2/15/2023	173	173,502
Flagship Credit Auto Trust 2018-3 B†	3.59%	12/16/2024	1,407	1,427,020
Flagship Credit Auto Trust 2020-2 A†	1.49%	7/15/2024	1,173	1,183,718
Flagship Credit Auto Trust 2021-1 A†	0.31%	6/16/2025	6,300	6,299,618
Ford Credit Auto Lease Trust 2021-A A2	0.19%	7/15/2023	15,500	15,498,436

8	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

CORE FIXED INCOME FUND February 28, 2021

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Automobiles (continued)
Ford Credit Auto Owner Trust 2019-C A2A	1.88%		7/15/2022	$1,808	$1,812,874
Ford Credit Auto Owner Trust 2020-A A2	1.03%		10/15/2022	503	504,131
Ford Credit Auto Owner Trust 2020-B A2	0.50%		2/15/2023	5,768	5,775,865
Foursight Capital Automobile Receivables Trust 2018-1 B†	3.53%		4/17/2023	506	508,677
Foursight Capital Automobile Receivables Trust 2018-1 C†	3.68%		8/15/2023	1,477	1,504,411
GM Financial Consumer Automobile Receivables Trust 2018-4 A3	3.21%		10/16/2023	2,621	2,662,781
Honda Auto Receivables Owner Trust 2017-4 A4	2.21%		3/21/2024	4,878	4,892,970
Honda Auto Receivables Owner Trust 2020-2 A2	0.74%		11/15/2022	2,101	2,105,945
Hyundai Auto Receivables Trust 2017-A C	2.53%		11/15/2023	2,918	2,936,176
Hyundai Auto Receivables Trust 2017-B A4	1.96%		2/15/2023	4,175	4,189,964
Hyundai Auto Receivables Trust 2019-B A2	1.93%		7/15/2022	346	347,014
Mercedes-Benz Auto Lease Trust 2019-A A3	3.10%		11/15/2021	283	283,527
Mercedes-Benz Auto Lease Trust 2021-A A2	0.18%		3/15/2023	15,500	15,498,510
Santander Drive Auto Receivables Trust 2021-1 A2	0.29%		11/15/2023	12,700	12,700,841
Santander Retail Auto Lease Trust 2019-B A2A†	2.29%		4/20/2022	380	380,919
TCF Auto Receivables Owner Trust 2016-PT1A B†	2.92%		10/17/2022	582	582,268
Toyota Auto Receivables Owner Trust 2021-A A2	0.16%		7/17/2023	21,100	21,097,455
Volkswagen Auto Loan Enhanced Trust 2020-1 A2A	0.93%		12/20/2022	3,353	3,360,878
Westlake Automobile Receivables Trust 2019-2A A2A†	2.57%		2/15/2023	512	514,009
Westlake Automobile Receivables Trust 2019-2A D†	3.20%		11/15/2024	1,285	1,333,943
Westlake Automobile Receivables Trust 2020-2A A2A†	0.93%		2/15/2024	8,738	8,767,664
Wheels SPV 2 LLC 2018-1A A2†	3.06%		4/20/2027	31	30,739
World Omni Auto Receivables Trust 2017-A A3	1.93%		9/15/2022	274	274,343
World Omni Auto Receivables Trust 2018-B A3	2.87%		7/17/2023	1,146	1,160,014
World Omni Auto Receivables Trust 2021-A A2	0.17%		2/15/2024	15,300	15,298,548
Total					177,371,132

Credit Cards 1.22%
Capital One Multi-Asset Execution Trust 2005-B3 B3	0.791% (3 Mo. LIBOR + .55%	)#	5/15/2028	2,677	2,653,698
Continental Finance Credit Card ABS Master Trust 2020-1A A†	2.24%		12/15/2028	9,100	9,207,027

See Notes to Schedule of Investments.	9

Schedule of Investments (unaudited)(continued)

CORE FIXED INCOME FUND February 28, 2021

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Credit Cards (continued)
Genesis Sales Finance Master Trust 2020-AA B†	2.24%		9/22/2025	$4,000	$4,026,040
Perimeter Master Note Business Trust 2019-1A A†	4.31%		12/15/2022	2,579	2,587,053
Synchrony Credit Card Master Note Trust 2016-2 A	2.21%		5/15/2024	2,687	2,698,661
World Financial Network Credit Card Master Trust 2016-A	2.03%		4/15/2025	747	751,051
World Financial Network Credit Card Master Trust 2018-B A	3.46%		7/15/2025	2,832	2,881,703
Total					24,805,233

Other 7.85%
ALM VII Ltd. 2012-7A A2R2†	2.091% (3 Mo. LIBOR +1.85%	)#	7/15/2029	3,302	3,308,124
ALM VII Ltd. 2012-7A CR2†	3.791% (3 Mo. LIBOR + 3.55%	)#	7/15/2029	888	888,577
Apidos CLO XXXV 2021-35A A†(a)	Zero Coupon	#(b)	4/20/2034	2,250	2,250,000
Ares XLI CLO Ltd. 2016-41A B†	2.041% (3 Mo. LIBOR + 1.80%	)#	1/15/2029	2,100	2,101,667
Avery Point IV CLO Ltd. 2014-1A BR†	1.818% (3 Mo. LIBOR + 1.60%	)#	4/25/2026	731	731,516
BlueMountain CLO Ltd. 2015-2A A1R†	1.153% (3 Mo. LIBOR + .93%	)#	7/18/2027	426	426,236
BSPRT Issuer Ltd. 2018-FL4 A†	1.157% (1 Mo. LIBOR + 1.05%	)#	9/15/2035	2,007	2,009,915
Carlyle US CLO Ltd. 2021-1A A1†(a)	Zero Coupon	#(b)	4/15/2034	8,520	8,520,000
Cedar Funding VI CLO Ltd. 2016-6A BR†	1.824% (3 Mo. LIBOR + 1.60%	)#	10/20/2028	1,200	1,199,960
CIFC Funding I Ltd. 2021-1A A1†(a)	Zero Coupon	#(b)	4/25/2033	8,040	8,040,000
Dell Equipment Finance Trust 2019-2 A3†	1.91%		10/22/2024	5,200	5,270,172
Diamond Resorts Owner Trust 2017-1A B†	4.11%		10/22/2029	462	467,566
DRB Prime Student Loan Trust 2015-D A2†	3.20%		1/25/2040	818	823,849
Eaton Vance CLO Ltd. 2013-1A A13R†	1.41% (3 Mo. LIBOR + 1.25%	)#	1/15/2034	4,510	4,517,774
Elmwood CLO VIII Ltd. 2021 1A A1†(a)	Zero Coupon	#(b)	1/20/2034	3,490	3,490,000
Galaxy XXI CLO Ltd. 2015-21A AR†	1.244% (3 Mo. LIBOR + 1.02%	)#	4/20/2031	485	485,339
Halcyon Loan Advisors Funding Ltd. 2015-2A CR†	2.368% (3 Mo. LIBOR + 2.15%	)#	7/25/2027	448	443,560
Hardee’s Funding LLC 2018-1A A23†	5.71%		6/20/2048	1,201	1,355,700
Hardee’s Funding LLC 2018-1A A2II†	4.959%		6/20/2048	2,160	2,312,080

10	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

CORE FIXED INCOME FUND February 28, 2021

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Other (continued)
Jamestown CLO VII Ltd. 2015-7A A2R†	1.518% (3 Mo. LIBOR + 1.30%	)#	7/25/2027	$1,250	$1,242,255
Jamestown CLO VII Ltd. 2015-7A CR†	2.818% (3 Mo. LIBOR + 2.60%	)#	7/25/2027	1,681	1,678,912
JFIN CLO Ltd. 2014-1A B1R†	1.674% (3 Mo. LIBOR + 1.45%	)#	4/21/2025	2,500	2,500,726
Kayne CLO 5 Ltd. 2019-5A A†	1.568% (3 Mo. LIBOR + 1.35%	)#	7/24/2032	4,000	4,010,318
Kayne CLO Ltd. 2020-7A A1†	1.423% (3 Mo. LIBOR + 1.20%	)#	4/17/2033	4,578	4,587,547
Kayne CLO Ltd. 2021-10A A†(a)	Zero Coupon	#(b)	4/23/2034	6,640	6,640,000
KKR CLO Ltd-29A A†	Zero Coupon	#(b)	1/15/2032	2,950	2,950,000
KKR CLO Ltd. 18 D†	3.826% (3 Mo. LIBOR + 3.60%	)#	7/18/2030	332	333,043
KKR CLO Ltd. 18 B†	1.926% (3 Mo. LIBOR + 1.70%	)#	7/18/2030	2,072	2,074,661
Lending Funding Trust 2020-2A A†	2.32%		4/21/2031	5,712	5,768,497
Longtrain Leasing III LLC 2015-1A A2†	4.06%		1/15/2045	1,664	1,697,312
Marble Point CLO XVII Ltd. 2020-1A A†	1.518% (3 Mo. LIBOR + 1.30%	)#	4/20/2033	2,824	2,834,017
Massachusetts Educational Financing Authority 2008-1 A1	1.168% (3 Mo. LIBOR + .95%	)#	4/25/2038	806	810,226
ME Funding LLC 2019-1 A2†	6.448%		7/30/2049	5,500	5,742,625
Mountain View CLO 2014-1 Ltd. 2014-1A CRR†	2.241% (3 Mo. LIBOR + 2.00%	)#	10/15/2026	1,700	1,702,125
Mountain View CLO LLC 2017-1A AR†	1.313% (3 Mo. LIBOR + 1.09%	)#	10/16/2029	2,645	2,646,301
Mountain View CLO X Ltd. 2015-10A AR†	1.045% (3 Mo. LIBOR + .82%	)#	10/13/2027	1,150	1,150,247
Mountain View CLO X Ltd. 2015-10A BR†	1.575% (3 Mo. LIBOR + 1.35%	)#	10/13/2027	1,449	1,440,878
Navient Private Education Refi Loan Trust 2018-DA A2A†	4.00%		12/15/2059	1,264	1,355,575
Neuberger Berman CLO XIX Ltd. 2015-19A A1R2†	1.041% (3 Mo. LIBOR + .80%	)#	7/15/2027	427	427,321
Neuberger Berman CLO XX Ltd. 2015-20A AR†	1.041% (3 Mo. LIBOR + .80%	)#	1/15/2028	1,276	1,275,475

See Notes to Schedule of Investments.	11

Schedule of Investments (unaudited)(continued)

CORE FIXED INCOME FUND February 28, 2021

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Other (continued)
Octagon Investment Partners 29 Ltd. 2016-1A AR†	1.398% (3 Mo. LIBOR + 1.18%	)#	1/24/2033	$2,566	$2,573,067
Octagon Investment Partners 48 Ltd. 2020-3A A†	1.732% (3 Mo. LIBOR + 1.50%	)#	10/20/2031	3,500	3,517,803
OneMain Financial Issuance Trust 2018-2A A†	3.57%		3/14/2033	5,645	5,969,957
Orec Ltd. 2018-CRE1 A†	1.287% (1 Mo. LIBOR + 1.18%	)#	6/15/2036	1,950	1,952,544
Palmer Square Loan Funding Ltd. 2020-1A A1†	0.982% (3 Mo. LIBOR + .80%	)#	2/20/2028	2,354	2,354,159
Parallel Ltd. 2015-1A AR†	1.074% (3 Mo. LIBOR + .85%	)#	7/20/2027	5,787	5,800,041
Pennsylvania Higher Education Assistance Agency 2006-1 B	0.488% (3 Mo. LIBOR + .27%	)#	4/25/2038	637	608,245
Planet Fitness Master Issuer LLC 2019-1A A2†	3.858%		12/5/2049	1,408	1,346,554
Race Point IX CLO Ltd. 2015-9A A1AR†	1.451% (3 Mo. LIBOR + 1.21%	)#	10/15/2030	1,424	1,425,203
SCF Equipment Leasing 2021-1 LLC 2021-1A C†	1.54%		10/21/2030	4,325	4,295,949
SCF Equipment Leasing LLC 2019-1A A2†	3.23%		10/20/2024	709	711,482
SCF Equipment Leasing LLC 2019-1A C†	3.92%		11/20/2026	4,181	4,211,754
SCF Equipment Leasing LLC 2019-2A B†	2.76%		8/20/2026	3,285	3,451,024
Shackleton CLO Ltd. 2015-8A DR†	2.923% (3 Mo. LIBOR + 2.70%	)#	10/20/2027	3,020	2,980,031
Shackleton CLO Ltd. 2016-9A B†	2.124% (3 Mo. LIBOR + 1.90%	)#	10/20/2028	1,070	1,071,767
Shackleton CLO Ltd. 2019-14A A2†	2.124% (3 Mo. LIBOR + 1.90%	)#	7/20/2030	3,798	3,800,742
SLC Student Loan Trust 2008-1 A4A	1.817% (3 Mo. LIBOR + 1.60%	)#	12/15/2032	2,134	2,195,067
Sound Point CLO XV Ltd. 2017-1A C†	2.718% (3 Mo. LIBOR + 2.50%	)#	1/23/2029	1,114	1,112,135
TCI-Flatiron CLO Ltd. 2016-1A AR2†	1.386% (3 Mo. LIBOR + 1.15%	)#	1/17/2032	4,410	4,415,989
Towd Point Asset Trust 2018-SL1 A†	0.73% (1 Mo. LIBOR + .60%	)#	1/25/2046	1,112	1,104,969
TPG Real Estate Finance Issuer Ltd. 2018-FL2 A†	1.238% (1 Mo. LIBOR + 1.13%	)#	11/15/2037	1,987	1,987,677

12	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

CORE FIXED INCOME FUND February 28, 2021

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Other (continued)
Tralee CLO III Ltd. 2014-3A AR†	1.254% (3 Mo. LIBOR + 1.03%	)#	10/20/2027	$692	$692,508
Westgate Resorts LLC 2018-1A A†	3.38%		12/20/2031	415	419,826
Total					159,508,589
Total Asset-Backed Securities (cost $359,336,897)					361,684,954

CORPORATE BONDS 26.59%

Aerospace/Defense 1.16%
BAE Systems plc (United Kingdom)†(c)	3.40%		4/15/2030	5,985	6,540,275
Boeing Co. (The)	4.875%		5/1/2025	9,040	10,110,518
Boeing Co. (The)	5.04%		5/1/2027	6,056	6,987,076
Total					23,637,869

Air Transportation 0.05%
British Airways 2020-1 Class A Pass Through Trust (United Kingdom)†(c)	4.25%		11/15/2032	863	930,977

Automotive 0.63%
Ford Motor Co.	7.45%		7/16/2031	3,160	4,102,075
General Motors Co.	6.60%		4/1/2036	6,423	8,758,091
Total					12,860,166

Banks: Regional 3.56%
Bank of America Corp.	3.593% (3 Mo. LIBOR + 1.37%	)#	7/21/2028	4,807	5,371,624
Bank of America Corp.	3.97% (3 Mo. LIBOR + 1.07%	)#	3/5/2029	1,698	1,928,545
Bank of America Corp.	4.00%		1/22/2025	1,716	1,901,268
Bank of America Corp.	4.25%		10/22/2026	4,291	4,919,722
Bank of America Corp.	4.45%		3/3/2026	940	1,076,804
Citigroup, Inc.	2.666% (SOFR + 1.15%	)#	1/29/2031	9,393	9,719,427
Citigroup, Inc.	3.887% (3 Mo. LIBOR + 1.56%	)#	1/10/2028	7,031	7,894,843
Goldman Sachs Group, Inc. (The)	6.75%		10/1/2037	1,071	1,564,213
JPMorgan Chase & Co.	3.54% (3 Mo. LIBOR + 1.38%	)#	5/1/2028	1,452	1,612,176
JPMorgan Chase & Co.	3.782% (3 Mo. LIBOR + 1.34%	)#	2/1/2028	9,750	10,986,611
JPMorgan Chase & Co.	3.96% (3 Mo. LIBOR + 1.25%	)#	1/29/2027	2,137	2,405,439

See Notes to Schedule of Investments.	13

Schedule of Investments (unaudited)(continued)

CORE FIXED INCOME FUND February 28, 2021

Investments	Interest Rate		Maturity Date		Principal Amount (000)	Fair Value
Banks: Regional (continued)
JPMorgan Chase & Co.	4.60% (SOFR + 3.13%	)#	–	(d)	$2,230	$2,277,387
Kookmin Bank (South Korea)†(c)	1.75%		5/4/2025		2,320	2,376,979
Macquarie Bank Ltd. (Australia)†(a)(c)	3.052% (5 Yr Treasury CMT + 1.70%	)#	3/3/2036		4,585	4,561,403
Macquarie Group Ltd. (Australia)†(c)	4.654% (3 Mo. LIBOR + 1.73%	)#	3/27/2029		3,121	3,615,482
Morgan Stanley	3.625%		1/20/2027		1,033	1,159,833
UBS AG (Switzerland)(c)	5.125%		5/15/2024		1,694	1,874,513
Wells Fargo Bank NA	5.85%		2/1/2037		5,275	7,215,173
Total						72,461,442

Beverages 0.59%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc.	4.70%		2/1/2036		6,717	8,072,959
Becle SAB de CV (Mexico)†(c)	3.75%		5/13/2025		1,925	2,095,844
Coca-Cola Femsa SAB de CV (Mexico)(c)	1.85%		9/1/2032		2,040	1,930,187
Total						12,098,990

Biotechnology Research & Production 0.68%
Biogen, Inc.	2.25%		5/1/2030		9,117	9,133,047
Regeneron Pharmaceuticals, Inc.	1.75%		9/15/2030		4,898	4,650,768
Total						13,783,815

Building Materials 0.14%
Owens Corning, Inc.	3.95%		8/15/2029		1,816	2,039,319
Owens Corning, Inc.	4.30%		7/15/2047		697	794,918
Total						2,834,237

Business Services 0.19%
Adani Ports & Special Economic Zone Ltd. (India)†(c)	4.00%		7/30/2027		1,839	1,973,963
CoStar Group, Inc.†	2.80%		7/15/2030		1,128	1,140,071
Pepperdine University	3.301%		12/1/2059		695	726,322
Total						3,840,356

Computer Hardware 0.30%
Dell International LLC/EMC Corp.†	6.02%		6/15/2026		2,950	3,538,416
Dell International LLC/EMC Corp.†	8.35%		7/15/2046		1,611	2,469,666
Total						6,008,082

Computer Software 0.10%
Oracle Corp.	6.125%		7/8/2039		1,391	1,991,372

14	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

CORE FIXED INCOME FUND February 28, 2021

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Construction/Homebuilding 0.52%
NVR, Inc.	3.00%	5/15/2030	$5,329	$5,671,683
PulteGroup, Inc.	6.375%	5/15/2033	2,137	2,831,525
Shea Homes LP†	4.75%	4/1/2029	1,965	2,023,950
Total				10,527,158

Containers 0.18%
Ball Corp.	2.875%	8/15/2030	3,706	3,604,085

Drugs 1.27%
AbbVie, Inc.	4.25%	11/21/2049	8,461	9,801,729
Bayer Corp.†	6.65%	2/15/2028	1,425	1,825,101
Bayer US Finance II LLC†	3.875%	12/15/2023	7,168	7,794,697
Bayer US Finance II LLC†	4.375%	12/15/2028	5,525	6,415,243
Total				25,836,770

Electric: Power 2.66%
Ameren Corp.	3.50%	1/15/2031	3,304	3,677,972
Berkshire Hathaway Energy Co.	3.80%	7/15/2048	3,872	4,312,049
Calpine Corp.†	5.00%	2/1/2031	1,850	1,833,757
Cleco Corporate Holdings LLC	4.973%	5/1/2046	1,705	1,978,674
Emera US Finance LP	4.75%	6/15/2046	3,338	3,915,101
IPALCO Enterprises, Inc.†	4.25%	5/1/2030	3,909	4,415,220
Liberty Utilities Finance GP 1†	2.05%	9/15/2030	3,388	3,319,881
Minejesa Capital BV (Netherlands)†(c)	4.625%	8/10/2030	1,850	1,953,711
NRG Energy, Inc.†	3.625%	2/15/2031	4,010	3,957,369
NRG Energy, Inc.†	5.25%	6/15/2029	1,834	1,939,794
Oglethorpe Power Corp.	5.95%	11/1/2039	1,032	1,318,551
Ohio Edison Co.	8.25%	10/15/2038	2,655	4,132,496
Oklahoma Gas & Electric Co.	3.30%	3/15/2030	1,146	1,265,826
Pacific Gas and Electric Co.	4.55%	7/1/2030	6,350	7,088,629
Pennsylvania Electric Co.†	3.60%	6/1/2029	1,682	1,791,788
PSEG Power LLC	8.625%	4/15/2031	2,855	4,346,971
Union Electric Co.	2.625%	3/15/2051	2,926	2,808,340
Total				54,056,129

Electrical Equipment 0.99%
Broadcom, Inc.	4.75%	4/15/2029	8,810	10,103,274
NXP BV/NXP Funding LLC (Netherlands)†(c)	3.15%	5/1/2027	7,487	8,103,807
SK Hynix, Inc. (Korea)†(c)	2.375%	1/19/2031	2,000	1,957,081
Total				20,164,162

See Notes to Schedule of Investments.	15

Schedule of Investments (unaudited)(continued)

CORE FIXED INCOME FUND February 28, 2021

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Financial Services 2.07%
AerCap Ireland Capital DAC/AerCap
Global Aviation Trust (Ireland)(c)	3.50%	1/15/2025	$2,732	$2,892,548
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland)(c)	3.875%	1/23/2028	6,194	6,675,394
Ally Financial, Inc.	8.00%	11/1/2031	5,040	7,222,707
Aviation Capital Group LLC†	1.95%	1/30/2026	3,877	3,817,224
Avolon Holdings Funding Ltd. (Ireland)†(c)	4.25%	4/15/2026	989	1,046,235
Avolon Holdings Funding Ltd. (Ireland)†(c)	5.25%	5/15/2024	4,791	5,220,431
Navient Corp.	6.75%	6/15/2026	1,795	1,924,015
Neuberger Berman Group LLC/Neuberger Berman Finance Corp.†	4.50%	3/15/2027	1,164	1,300,572
Neuberger Berman Group LLC/Neuberger Berman Finance Corp.†	4.875%	4/15/2045	690	748,786
OneMain Finance Corp.	6.125%	3/15/2024	1,755	1,885,537
Park Aerospace Holdings Ltd. (Ireland)†(c)	5.50%	2/15/2024	3,956	4,308,819
Quicken Loans LLC†	5.25%	1/15/2028	1,730	1,828,480
Quicken Loans LLC/Quicken Loans Co-Issuer, Inc.†	3.625%	3/1/2029	1,239	1,228,933
SURA Asset Management SA (Columbia)†(c)	4.875%	4/17/2024	1,835	2,012,096
Total				42,111,777

Food 0.44%
Albertsons Cos, Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC†	4.625%	1/15/2027	938	972,016
Kraft Heinz Foods Co.	3.75%	4/1/2030	5,734	6,278,283
Kraft Heinz Foods Co.	4.375%	6/1/2046	793	865,962
Kraft Heinz Foods Co.	4.875%	10/1/2049	758	888,861
Total				9,005,122

Health Care Products 0.53%
Alcon Finance Corp.†	2.60%	5/27/2030	6,648	6,864,318
Zimmer Biomet Holdings, Inc.	5.75%	11/30/2039	2,849	3,837,198
Total				10,701,516

Health Care Services 1.10%
Adventist Health System	2.952%	3/1/2029	841	898,545
Advocate Health & Hospitals Corp.	3.387%	10/15/2049	2,271	2,413,888
CommonSpirit Health	3.347%	10/1/2029	6,309	6,819,497
DaVita, Inc.†	3.75%	2/15/2031	1,990	1,900,092
HCA, Inc.	5.50%	6/15/2047	4,550	5,822,836
Legacy LifePoint Health LLC†	4.375%	2/15/2027	1,819	1,812,779

16	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

CORE FIXED INCOME FUND February 28, 2021

Investments	Interest Rate		Maturity Date		Principal Amount (000)	Fair Value
Health Care Services (continued)
Northwell Healthcare, Inc.	3.979%		11/1/2046		$1,867	$2,054,158
Universal Health Services, Inc.†	5.00%		6/1/2026		632	651,630
Total						22,373,425

Insurance 0.29%
Teachers Insurance & Annuity Association of America†	4.90%		9/15/2044		4,592	5,903,909

Investment Management Companies 0.05%
Temasek Financial I Ltd. (Singapore)†(c)	2.50%		10/6/2070		1,180	1,100,579

Machinery: Agricultural 0.42%
BAT Capital Corp.	3.557%		8/15/2027		3,114	3,383,730
BAT Capital Corp.	4.39%		8/15/2037		3,348	3,578,931
BAT Capital Corp.	4.70%		4/2/2027		1,302	1,493,164
Total						8,455,825

Machinery: Industrial/Specialty 0.33%
IDEX Corp.	3.00%		5/1/2030		3,015	3,205,610
nVent Finance Sarl (Luxembourg)(c)	4.55%		4/15/2028		3,315	3,534,817
Total						6,740,427

Manufacturing 0.34%
General Electric Co.	3.521% (3 Mo. LIBOR + 3.33%	)#	–	(d)	7,299	6,966,531

Media 1.04%
CCO Holdings LLC/CCO Holdings Capital Corp.†	4.75%		3/1/2030		1,875	1,959,281
Charter Communications Operating LLC/Charter Communications Operating Capital(a)	3.50%		6/1/2041		2,631	2,547,835
Cox Communications, Inc.†	8.375%		3/1/2039		4,814	8,191,679
CSC Holdings LLC†	6.50%		2/1/2029		3,190	3,533,962
Time Warner Cable LLC	7.30%		7/1/2038		3,385	4,849,102
Total						21,081,859

Metals & Minerals: Miscellaneous 0.80%
Anglo American Capital plc (United Kingdom)†(c)	3.625%		9/11/2024		695	759,011
Anglo American Capital plc (United Kingdom)†(c)	4.75%		4/10/2027		3,199	3,753,937
Antofagasta plc (Chile)†(c)	2.375%		10/14/2030		2,032	2,021,332
Freeport-McMoRan, Inc.	4.125%		3/1/2028		1,909	2,008,030
Freeport-McMoRan, Inc.	4.625%		8/1/2030		3,635	4,024,072
Glencore Finance Canada Ltd. (Canada)†(c)	5.55%		10/25/2042		3,084	3,734,374
Total						16,300,756

See Notes to Schedule of Investments.	17

Schedule of Investments (unaudited)(continued)

CORE FIXED INCOME FUND February 28, 2021

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Natural Gas 0.87%
ENN Energy Holdings Ltd. (China)†(c)	2.625%	9/17/2030	$1,200	$1,193,024
National Fuel Gas Co.	3.95%	9/15/2027	7,200	7,746,696
NiSource, Inc.	3.49%	5/15/2027	7,818	8,656,722
Total				17,596,442

Oil 1.72%
Apache Corp.	4.75%	4/15/2043	4,176	4,088,346
Cimarex Energy Co.	3.90%	5/15/2027	5,866	6,476,111
Continental Resources, Inc.	5.00%	9/15/2022	1,016	1,017,016
Diamondback Energy, Inc.	4.75%	5/31/2025	8,988	10,136,922
Empresa Nacional del Petroleo (Chile)†(c)	3.75%	8/5/2026	1,475	1,604,732
Eni SpA (Italy)†(c)	5.70%	10/1/2040	5,053	6,232,383
Occidental Petroleum Corp.	2.70%	2/15/2023	1,872	1,833,400
Saudi Arabian Oil Co. (Saudi Arabia)†(c)	2.875%	4/16/2024	1,950	2,058,111
Tengizchevroil Finance Co. International Ltd. (Kazakhstan)†(c)	3.25%	8/15/2030	1,400	1,424,140
Total				34,871,161

Oil: Crude Producers 0.44%
Abu Dhabi Crude Oil Pipeline LLC (United Arab Emirates)†(c)	4.60%	11/2/2047	1,610	1,861,379
Galaxy Pipeline Assets Bidco Ltd. (United Arab Emirates)†(c)	3.25%	9/30/2040	4,400	4,330,259
Northern Natural Gas Co.†	4.30%	1/15/2049	771	906,320
Western Midstream Operating LP	4.35%	2/1/2025	1,868	1,915,092
Total				9,013,050

Oil: Integrated Domestic 0.53%
Halliburton Co.	5.00%	11/15/2045	3,121	3,642,451
Halliburton Co.	7.45%	9/15/2039	2,595	3,700,305
National Oilwell Varco, Inc.	3.60%	12/1/2029	3,296	3,448,022
Total				10,790,778

Paper & Forest Products 0.13%
Suzano Austria GmbH (Brazil)(c)	3.75%	1/15/2031	2,511	2,655,257

Real Estate Investment Trusts 0.55%
VEREIT Operating Partnership LP	4.875%	6/1/2026	5,718	6,645,015
WEA Finance LLC†	2.875%	1/15/2027	4,485	4,559,012
Total				11,204,027

18	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

CORE FIXED INCOME FUND February 28, 2021

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Retail 0.10%
Walgreens Boots Alliance, Inc.	3.20%		4/15/2030	$1,893	$2,036,632

Technology 0.83%
Baidu, Inc. (China)(c)	2.375%		10/9/2030	1,550	1,529,084
Baidu, Inc. (China)(c)	3.075%		4/7/2025	1,300	1,378,431
JD.com, Inc. (China)(c)	3.375%		1/14/2030	2,145	2,295,257
Meituan (China)†(c)	3.05%		10/28/2030	2,290	2,306,946
Netflix, Inc.†	4.875%		6/15/2030	2,158	2,484,397
Netflix, Inc.	6.375%		5/15/2029	2,971	3,695,181
Prosus NV (Netherlands)†(c)	3.832%		2/8/2051	3,500	3,186,565
Total					16,875,861

Telecommunications 0.99%
AT&T, Inc.†	3.50%		9/15/2053	5,532	5,084,133
AT&T, Inc.	4.30%		2/15/2030	9,872	11,329,907
Ooredoo International Finance Ltd.†	3.75%		6/22/2026	3,270	3,633,068
Total					20,047,108
Total Corporate Bonds (cost $515,515,064)					540,467,652

FLOATING RATE LOAN(e) 0.39%

Drugs
Horizon Therapeutics USA Inc. 2021 Term Loan B (cost $7,957,859)	–	(f)	2/26/2028	7,978	7,957,859

FOREIGN GOVERNMENT OBLIGATIONS 0.77%

Indonesia 0.12%
Indonesia Government International Bond(c)	1.85%		3/12/2031	2,450	2,328,293

Peru 0.10%
Peruvian Government International Bond(c)	2.392%		1/23/2026	1,979	2,061,128

Qatar 0.34%
State of Qatar†(c)	4.00%		3/14/2029	5,175	5,924,640
State of Qatar†(c)	5.103%		4/23/2048	725	924,013
Total					6,848,653

Saudi Arabia 0.21%
Saudi International Bond†(c)	3.25%		10/26/2026	4,000	4,356,160
Total Foreign Government Obligations (cost $15,320,419)					15,594,234

See Notes to Schedule of Investments.	19

Schedule of Investments (unaudited)(continued)

CORE FIXED INCOME FUND February 28, 2021

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
GOVERNMENT SPONSORED ENTERPRISES COLLATERALIZED MORTGAGE OBLIGATIONS 0.20%
Federal Home Loan Mortgage Corp. Q001 XA IO	2.179%	#(g)	2/25/2032	$11,523	$1,344,529
Government National Mortgage Assoc. 2015-48 AS	2.90%	#(g)	2/16/2049	2,249	2,347,194
Government National Mortgage Assoc. 2015-73 AC	2.90%	#(g)	2/16/2053	404	421,220
Total Government Sponsored Enterprises Collateralized Mortgage Obligations (cost $4,057,583)					4,112,943

GOVERNMENT SPONSORED ENTERPRISES PASS-THROUGHS 18.64%
Federal National Mortgage Assoc.(h)	2.50%		TBA	44,600	46,241,141
Federal National Mortgage Assoc.(h)	3.00%		TBA	155,650	162,909,614
Federal National Mortgage Assoc.	3.50%		9/1/2047 - 3/1/2050	23,840	25,862,097
Federal National Mortgage Assoc.(h)	3.50%		TBA	135,600	143,787,384
Total Government Sponsored Enterprises Pass-Throughs (cost $379,397,385)					378,800,236

MUNICIPAL BONDS 2.57%

Miscellaneous
California	7.30%		10/1/2039	550	869,181
California	7.625%		3/1/2040	820	1,365,021
California Health Facilities Financing Authority	3.034%		6/1/2034	825	865,640
Chicago O’Hare International Airport	3.006%		1/1/2038	1,210	1,291,711
City of Atlanta GA Water & Wastewater Revenue	2.257%		11/1/2035	9,585	9,758,584
County of Miami-Dade FL	2.786%		10/1/2037	640	644,474
Foothill-Eastern Transportation Corridor Agency	4.094%		1/15/2049	1,509	1,611,159
Massachusetts School Building Authority	2.95%		5/15/2043	8,650	8,757,779
Massachusetts School Building Authority	3.395%		10/15/2040	2,090	2,158,364
Metropolitan District (The)	2.562%		4/1/2039	2,063	2,017,697
Metropolitan Government Nashville & Davidson Count	3.019%		8/1/2040	5,530	5,674,278
Michigan Finance Authority	3.084%		12/1/2034	2,195	2,377,229
New Jersey Educational Facilities Authority	3.636%		9/1/2029	1,319	1,436,576
New Jersey Educational Facilities Authority	3.836%		9/1/2036	1,592	1,677,299
New York City Transitional Finance Authority
Future Tax Secured Revenue	2.69%		5/1/2033	8,450	8,882,048
Permanent University Fund - Texas
A&M University System	3.66%		7/1/2047	1,590	1,780,641
University of California Bond of Regents	3.006%		5/15/2050	950	975,042
Total Municipal Bonds (cost $51,606,561)					52,142,723

20	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

CORE FIXED INCOME FUND February 28, 2021

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES 5.41%
Angel Oak Mortgage Trust 2020-1 A1†	2.466%	#(g)	12/25/2059	$637	$645,356
Atrium Hotel Portfolio Trust 2018-ATRM A†	1.062% (1 Mo. LIBOR + .95%	)#	6/15/2035	1,141	1,143,198
BBCMS Mortgage Trust 2019-BWAY A†	1.068% (1 Mo. LIBOR + .96%	)#	11/15/2034	1,510	1,506,745
BBCMS Mortgage Trust 2019-BWAY B†	1.422% (1 Mo. LIBOR + 1.31%	)#	11/15/2034	664	659,972
BX Trust 2018-GW A†	0.912% (1 Mo. LIBOR + .80%	)#	5/15/2035	5,060	5,071,129
BX Trust 2019-OC11 A†	3.202%		12/9/2041	2,929	3,156,638
CF Trust 2019-BOSS A1†	4.75% (1 Mo. LIBOR + 3.25%	)#	12/15/2021	1,690	1,518,371	(i)
Citigroup Commercial Mortgage Trust 2014-GC21 XA IO	1.161%	#(g)	5/10/2047	16,007	507,256
Citigroup Commercial Mortgage Trust 2016-GC36 D†	2.85%		2/10/2049	3,025	2,257,621
Citigroup Commercial Mortgage Trust 2016-P3 D†	2.804%	#(g)	4/15/2049	709	507,318
Commercial Mortgage Pass-Through Certificates 2014-CR19 XA IO	0.971%	#(g)	8/10/2047	2,876	77,123
Commercial Mortgage Pass-Through Certificates 2014-UBS4 D†	4.707%	#(g)	8/10/2047	4,440	3,815,872
Commercial Mortgage Pass-Through Certificates 2015-DC1 D†	4.308%	#(g)	2/10/2048	3,741	2,658,435
Commercial Mortgage Pass-Through Certificates 2015-PC1 B	4.32%	#(g)	7/10/2050	620	662,002
Commercial Mortgage Pass-Through Certificates 2015-PC1 C	4.32%	#(g)	7/10/2050	3,385	3,340,650
Commercial Mortgage Pass-Through Certificates 2015-PC1 D	4.32%	#(g)	7/10/2050	1,471	1,232,895
Credit Suisse Mortgage Capital Certificates 2020-AFC1 A1†	2.24%	#(g)	2/25/2050	1,833	1,871,961
Credit Suisse Mortgage Capital Certificates 2020-SPT1 A1†	1.616%		4/25/2065	3,626	3,655,605
CSAIL Commercial Mortgage Trust 2015-C2 C	4.189%	#(g)	6/15/2057	325	314,172
CSAIL Commercial Mortgage Trust 2016-C7 D†	4.386%	#(g)	11/15/2049	1,875	1,376,891
CSAIL Commercial Mortgage Trust 2019-C18 AS	3.321%		12/15/2052	1,635	1,777,748
CSMC Series 2019-UVIL A†	3.16%		12/15/2041	1,436	1,510,786
DBWF Mortgage Trust 2018-GLKS A†	1.141% (1 Mo. LIBOR + 1.03%	)#	12/19/2030	2,000	2,008,095

See Notes to Schedule of Investments.	21

Schedule of Investments (unaudited)(continued)

CORE FIXED INCOME FUND February 28, 2021

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Deephaven Residential Mortgage Trust 2019-4A A1†	2.791%	#(g)	10/25/2059	$1,311	$1,328,883
Deephaven Residential Mortgage Trust 2020-1 A1†	2.339%	#(g)	1/25/2060	936	949,260
Deephaven Residential Mortgage Trust 2020-2 A1†	1.692%		5/25/2065	3,033	3,061,293
Ellington Financial Mortgage Trust 2020-1 A1†	2.006%	#(g)	5/25/2065	3,450	3,512,142
GCAT Trust 2020-NQM1 A1†	2.247%		1/25/2060	710	726,665
GCAT Trust 2020-NQM2 A1†	1.555%		4/25/2065	3,675	3,709,511
Great Wolf Trust 2019-WOLF A†	1.146% (1 Mo. LIBOR + 1.03%	)#	12/15/2036	6,000	6,008,729
GS Mortgage Securities Corp. Trust 2018-RIVR A†	1.062% (1 Mo. LIBOR + .95%	)#	7/15/2035	1,346	1,346,669
GS Mortgage Securities Trust 2015-GC32 C	4.422%	#(g)	7/10/2048	685	738,658
Hilton Orlando Trust 2018-ORL A†	1.032% (1 Mo. LIBOR + .92%	)#	12/15/2034	2,060	2,062,828
Hudsons Bay Simon JV Trust 2015-HB7 B7†	4.666%		8/5/2034	2,410	2,098,754
Hudsons Bay Simon JV Trust 2015-HB7 D7†	5.159%	#(g)	8/5/2034	2,231	1,544,877
JPMorgan Chase Commercial Mortgage Securities Trust 2015-C30 C	4.267%	#(g)	7/15/2048	2,629	2,824,701
JPMorgan Chase Commercial Mortgage Securities Trust 2018-LAQ B†	1.412% (1 Mo. LIBOR + 1.30%	)#	6/15/2032	2,292	2,297,002
JPMorgan Chase Commercial Mortgage Securities Trust 2018-MINN†	2.02% (1 Mo. LIBOR + 1.02%	)#	11/15/2035	1,026	1,026,180
JPMorgan Chase Commercial Mortgage Securities Trust 2018-WPT AFL†	1.063% (1 Mo. LIBOR + .95%	)#	7/5/2033	4,703	4,711,334
New Residential Mortgage Loan Trust 2020-NQM1 A1†	2.464%	#(g)	1/26/2060	571	583,103
PFP Ltd. 2019-6 A†	1.156% (1 Mo. LIBOR + 1.05%	)#	4/14/2037	1,495	1,499,227
ReadyCap Commercial Mortgage Trust 2019-6 A†	2.833%		10/25/2052	1,196	1,222,487
Residential Mortgage Loan Trust 2020-1 A1†	2.376%	#(g)	2/25/2024	446	453,367
Sequoia Mortgage Trust 2012-4 A3	2.069%	#(g)	9/25/2042	152	153,541
Starwood Mortgage Residential Trust 2020-1 A1†	2.275%	#(g)	2/25/2050	918	938,227

22	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

CORE FIXED INCOME FUND February 28, 2021

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Starwood Mortgage Residential Trust 2020-3 A1†	1.486%	#(g)	4/25/2065	$4,902	$4,967,442
Verus Securitization Trust 2020-1 A1†	2.417%		1/25/2060	2,156	2,198,846
Verus Securitization Trust 2020-4 A1†	1.502%		5/25/2065	3,658	3,696,924
Verus Securitization Trust 2020-INV1 A1†	1.977%	#(g)	3/25/2060	3,395	3,460,551
Vista Point Securitization Trust 2020-1 A1†	1.763%	#(g)	3/25/2065	4,880	4,931,382
Vista Point Securitization Trust 2020-2 A1†	1.475%	#(g)	4/25/2065	2,857	2,878,100
Wells Fargo Commercial Mortgage Trust 2016-C35 C	4.176%	#(g)	7/15/2048	2,139	2,120,565
Wells Fargo Commercial Mortgage Trust 2017-C41 AS	3.785%	#(g)	11/15/2050	1,151	1,270,383
WF-RBS Commercial Mortgage Trust 2014-C23 XA IO	0.562%	#(g)	10/15/2057	20,632	354,274
Total Non-Agency Commercial Mortgage-Backed Securities (cost $110,524,845)					109,951,744

U.S. TREASURY OBLIGATIONS 43.28%
U.S. Treasury Bill	Zero Coupon		4/29/2021	217,318	217,307,315
U.S. Treasury Bill	Zero Coupon		7/29/2021	128,761	128,739,539
U.S. Treasury Bond	1.125%		5/15/2040	46,487	39,992,439
U.S. Treasury Bond	1.625%		11/15/2050	25,472	22,658,140
U.S. Treasury Bond	3.625%		8/15/2043	3,567	4,593,349
U.S. Treasury Note	0.125%		12/15/2023	231,994	231,205,582
U.S. Treasury Note	0.375%		11/30/2025	185,489	182,902,298
U.S. Treasury Note	0.625%		8/15/2030	24,179	22,580,919
U.S. Treasury Note	1.125%		2/29/2028	29,800	29,609,094
Total U.S. Treasury Obligations (cost $888,200,150)					879,588,675
Total Long-Term Investments (cost $2,331,916,763)					2,350,301,020

SHORT-TERM INVESTMENT 3.04%

REPURCHASE AGREEMENT
Repurchase Agreement dated 2/26/2021, 0.00% due 3/1/2021 with Fixed Income Clearing Corp. collateralized by $60,457,900 of U.S. Treasury Note at 1.625% due 05/15/2026; value: $63,087,252; proceeds: $61,850,211 (cost $61,850,211)				61,850	61,850,211
Total Investments in Securities 118.69% (cost $2,393,766,974)					2,412,151,231
Liabilities in Excess of Other Assets(j) (18.69%)					(379,866,947)
Net Assets 100.00%					$2,032,284,284

See Notes to Schedule of Investments.	23

Schedule of Investments (unaudited)(continued)

CORE FIXED INCOME FUND February 28, 2021

CMT	Constant Maturity Rate.
IO	Interest Only.
LIBOR	London Interbank Offered Rate.
SOFR	Secured Over Night Financing Rate.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers. At February 28, 2021, the total value of Rule 144A securities was $497,961,977, which represents 24.50% of net assets.
#	Variable rate security. The interest rate represents the rate in effect at February 28, 2021.
(a)	Securities purchased on a when-issued basis.
(b)	Variable Rate is Fixed to Float: Rate remains fixed or at Zero Coupon until designated future date.
(c)	Foreign security traded in U.S. dollars.
(d)	Security is perpetual in nature and has no stated maturity.
(e)	Floating Rate Loans in which the Fund invests generally pay interest at rates which are periodically re-determined at a margin above the London Interbank Offered Rate (“LIBOR”) or the prime rate offered by major U.S. banks. The rate(s) shown is the rate(s) in effect at February 28, 2021.
(f)	Interest rate to be determined.
(g)	Interest rate is based on the weighted average interest rates of the underlying mortgages within the mortgage pool.
(h)	To-be-announced (“TBA”). Security purchased on a forward commitment basis with an approximate principal and maturity date. Actual principal and maturity will be determined upon settlement when the specific mortgage pools are assigned.
(i)	Level 3 Investment as described in Note 2(b) in the Notes to Financials. Security valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 investments.
(j)	Liabilities in Excess of Other Assets include net unrealized appreciation/depreciation on futures contracts and swaps as follows:

Centrally Cleared Credit Default Swaps on Indexes - Buy Protection at February 28, 2021(1):

Referenced Index	Central Clearing party	Fund Receives (Quarterly)	Termination Date	Notional Amount	Notional Value	Payments Upfront(2)	Unrealized Appreciation(3)
Markit CDX.NA.IG.35(4)(5)	Credit Suisse	1.00%	12/20/2025	$58,500,000	$(59,724,951)	$(1,274,509)	$49,558

(1)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities.
(2)	Upfront payments received by Central Clearing Party are presented net of amortization.
(3)	Total unrealized appreciation on Credit Default Swaps on Indexes amounted to $49,558. Total unrealized depreciation on Credit Default Swaps on Indexes amounted to $0.
(4)	Central Clearinghouse: Intercontinental Exchange (ICE).
(5)	The Referenced Index is for the Centrally Cleared Credit Default Swaps on Indexes, which is comprised of a basket of investment grade securities.

24	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

CORE FIXED INCOME FUND February 28, 2021

Credit Default Swaps on Indexes - Sell Protection at February 28, 2021(1):

Referenced Index*	Swap Counterparty	Fund Receives (Quarterly)	Term- ination Date	Notional Amount	Notional Value	Payments Upfront(2)	Unrealized Appreciation(3)	Credit Default Swap Agreements Payable at Fair Value(4)
Markit CMBX. NA.BBB.9	Citibank	3.00%	8/17/2061	$2,050,000	$1,905,545	$(171,148)	$26,693	$(144,455)
Markit CMBX. NA.BBB.9	Citibank	3.00%	8/17/2061	2,050,000	1,905,544	(183,646)	39,190	(144,456)
Markit CMBX. NA.BBB.9	Goldman	3.00%	8/17/2061	10,250,000	9,527,722	(843,187)	120,909	(722,278)
Markit CMBX. NA.BBB.9	Morgan Stanley	3.00%	8/17/2061	2,050,000	1,905,545	(171,148)	26,693	(144,455)
Markit CMBX. NA.BBB.9	Morgan Stanley	3.00%	8/17/2061	4,100,000	3,811,089	(342,090)	53,179	(288,911)
Markit CMBX. NA.BBB.10	Merrill Lynch	3.00%	8/17/2061	2,000,000	1,859,068	(163,089)	22,157	(140,932)
						$(1,874,308)	$288,821	$(1,585,487)

*	The Referenced Index is for the Credit Default Swaps on Indexes, which is comprised of a basket of commercial mortgage-backed securities.
(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities.
(2)	Upfront payments received are presented net of amortization.
(3)	Total unrealized appreciation on Credit Default Swaps on Indexes amounted to $288,821. Total unrealized depreciation on Credit Default Swaps on Indexes amounted to $0.
(4)	Includes upfront payments received.

Open Futures Contracts at February 28, 2021:

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Appreciation
U.S. 10-Year Ultra Treasury Note	June 2021	638	Short	$(94,835,051)	$(94,005,313)	$829,738
U.S. Long Bond	June 2021	295	Short	(47,167,278)	(46,969,531)	197,747
U.S. Ultra Treasury Bond	June 2021	736	Long	139,128,524	139,150,000	21,476
Total Unrealized Appreciation on Open Futures Contracts						$1,048,961

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Depreciation
U.S. 10-Year Treasury Note	June 2021	29	Long	$3,881,520	$3,848,844	$(32,676)
U.S. 2-Year Treasury Note	June 2021	1,827	Long	403,613,418	403,338,799	(274,619)
U.S. 5-Year Treasury Note	June 2021	372	Long	46,491,935	46,116,375	(375,560)
Total Unrealized Depreciation on Open Futures Contracts						$(682,855)

See Notes to Schedule of Investments.	25

Schedule of Investments (unaudited)(concluded)

CORE FIXED INCOME FUND February 28, 2021

The following is a summary of the inputs used as of February 28, 2021 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Asset-Backed Securities	$–	$361,684,954	$–	$361,684,954
Corporate Bonds	–	540,467,652	–	540,467,652
Floating Rate Loan	–	7,957,859	–	7,957,859
Foreign Government Obligations	–	15,594,234	–	15,594,234
Government Sponsored Enterprises Collateralized Mortgage Obligations	–	4,112,943	–	4,112,943
Government Sponsored Enterprises Pass-Throughs	–	378,800,236	–	378,800,236
Municipal Bonds	–	52,142,723	–	52,142,723
Non-Agency Commercial Mortgage-Backed Securities	–	108,433,373	1,518,371	109,951,744
U.S. Treasury Obligations	–	879,588,675	–	879,588,675
Short-Term Investment
Repurchase Agreement	–	61,850,211	–	61,850,211
Total	$–	$2,410,632,860	$1,518,371	$2,412,151,231
Other Financial Instruments
Centrally Cleared Credit Default Swap Contracts
Assets	$–	$49,558	$–	$49,558
Liabilities	–	–	–	–
Credit Default Swap Contracts
Assets	–	–	–	–
Liabilities	–	(1,585,487)	–	(1,585,487)
Futures Contracts
Assets	1,048,961	–	–	1,048,961
Liabilities	(682,855)	–	–	(682,855)
Total	$366,106	$(1,535,929)	$–	$(1,169,823)

(1)	Refer to Note 2(b) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy. Each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets. Management has determined not to provide a reconciliation as the balance of Level 3 investments was not considered to be material to the Fund’s net assets at the beginning or end of the period.

26	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

CORE PLUS BOND FUND February 28, 2021

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
LONG-TERM INVESTMENTS 104.82%

ASSET-BACKED SECURITIES 19.43%

Automobiles 10.13%
ACC Trust 2019-1 B†	4.47%	10/20/2022	$100	$101,624
Ally Auto Receivables Trust 2019-4 A2	1.93%	10/17/2022	108	108,362
American Credit Acceptance Receivables Trust 2019-2 B†	3.05%	5/12/2023	22	21,744
AmeriCredit Automobile Receivables Trust 2017-2 C	2.97%	3/20/2023	12	11,935
AmeriCredit Automobile Receivables Trust 2017-3 B	2.24%	6/19/2023	33	33,052
AmeriCredit Automobile Receivables Trust 2019-3 A2A	2.17%	1/18/2023	49	49,476
Avid Automobile Receivables Trust 2019-1 A†	2.62%	2/15/2024	174	175,494
Avid Automobile Receivables Trust 2019-1 B†	2.82%	7/15/2026	500	513,314
Avid Automobile Receivables Trust 2019-1 C†	3.14%	7/15/2026	500	514,574
BMW Vehicle Owner Trust 2019-A A2	2.05%	5/25/2022	34	33,681
California Republic Auto Receivables Trust 2017-1 B	2.91%	12/15/2022	72	72,536
Capital One Prime Auto Receivables Trust 2019-2 A2	2.06%	9/15/2022	120	120,745
CarMax Auto Owner Trust 2019-3 A2A	2.21%	12/15/2022	56	55,787
Carmax Auto Owner Trust 2021-1 A2A	0.22%	2/15/2024	2,200	2,200,812
Carvana Auto Receivables Trust 2020-P1†	2.84%	9/8/2027	500	501,861
Chesapeake Funding II LLC 2017-3A A1†	1.91%	8/15/2029	18	18,009
Chesapeake Funding II LLC 2019-1A A1†	2.94%	4/15/2031	600	608,938
CPS Auto Receivables Trust 2017-C D†	3.79%	6/15/2023	67	67,983
CPS Auto Receivables Trust 2019-D B†	2.35%	11/15/2023	411	414,650
CPS Auto Receivables Trust 2019-D C†	2.54%	8/15/2024	411	419,759
CPS Auto Receivables Trust 2020-B D†	4.75%	4/15/2026	293	316,149
CPS Auto Trust 2017-A D†	4.61%	12/15/2022	645	652,152
Credit Acceptance Auto Loan Trust 2017-3A C†	3.48%	10/15/2026	187	187,999
Drive Auto Receivables Trust 2016-CA D†	4.18%	3/15/2024	42	42,722
Drive Auto Receivables Trust 2017-1 D	3.84%	3/15/2023	27	27,188
Drive Auto Receivables Trust 2017-1 E	5.17%	9/16/2024	1,590	1,620,697
Drive Auto Receivables Trust 2017-3 D†	3.53%	12/15/2023	63	63,567
Drive Auto Receivables Trust 2017-AA D†	4.16%	5/15/2024	271	273,652
Drive Auto Receivables Trust 2018-3 C	3.72%	9/16/2024	2	2,397
Drive Auto Receivables Trust 2019-1 D	4.09%	6/15/2026	797	836,582

See Notes to Schedule of Investments.	27

Schedule of Investments (unaudited)(continued)

CORE PLUS BOND FUND February 28, 2021

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Automobiles (continued)
Drive Auto Receivables Trust 2019-4 C	2.51%	11/17/2025	$275	$281,120
Enterprise Fleet Financing LLC 2018-1 A2†	2.87%	10/20/2023	4	3,718
First Investors Auto Owner Trust 2019-1A A†	2.89%	3/15/2024	18	18,610
First Investors Auto Owner Trust 2019-2A A†	2.21%	9/16/2024	176	177,594
Flagship Credit Auto Trust 2020-3 E†	4.98%	12/15/2027	422	464,279
Flagship Credit Auto Trust 2021-1 A†	0.31%	6/16/2025	900	899,946
Ford Credit Auto Lease Trust 2021-A A2	0.19%	7/15/2023	2,250	2,249,773
Ford Credit Auto Owner Trust 2019-C A2A	1.88%	7/15/2022	284	284,338
Foursight Capital Automobile Receivables Trust 2018-1 B†	3.53%	4/17/2023	529	532,021
Foursight Capital Automobile Receivables Trust 2018-1 E†	5.56%	1/16/2024	451	468,438
GM Financial Automobile Leasing Trust 2019-2 A3	2.67%	3/21/2022	20	20,001
Hyundai Auto Receivables Trust 2019-B A2	1.93%	7/15/2022	54	54,414
Mercedes-Benz Auto Lease Trust 2019-A A3	3.10%	11/15/2021	44	44,558
Mercedes-Benz Auto Lease Trust 2021-A A2	0.18%	3/15/2023	2,250	2,249,784
Nissan Auto Receivables Owner Trust 2017-C A3	2.12%	4/18/2022	29	29,230
Prestige Auto Receivables Trust 2017-1A D†	3.61%	10/16/2023	329	334,871
Santander Consumer Auto Receivables Trust 2020-B†	1.29%	4/15/2026	1,650	1,673,221
Santander Drive Auto Receivables Trust 2018-5 C	3.81%	12/16/2024	631	637,080
Santander Drive Auto Receivables Trust 2021-1 A2	0.29%	11/15/2023	1,850	1,850,123
TCF Auto Receivables Owner Trust 2016-PT1A B†	2.92%	10/17/2022	4	4,247
Toyota Auto Receivables Owner Trust 2021-A A2	0.16%	7/17/2023	3,000	2,999,638
Westlake Automobile Receivables Trust 2018-2A C†	3.50%	1/16/2024	31	30,801
Westlake Automobile Receivables Trust 2018-2A D†	4.00%	1/16/2024	1,357	1,379,236
Westlake Automobile Receivables Trust 2019-1A B†	3.26%	10/17/2022	345	346,387
Westlake Automobile Receivables Trust 2019-1A C†	3.45%	3/15/2024	246	250,176
Westlake Automobile Receivables Trust 2019-2A D†	3.20%	11/15/2024	57	59,171
Westlake Automobile Receivables Trust 2019-3A A2†	2.15%	2/15/2023	347	349,572

28	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

CORE PLUS BOND FUND February 28, 2021

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Automobiles (continued)
Westlake Automobile Receivables Trust 2019-3A B†	2.41%		10/15/2024	$275	$278,743
World Omni Auto Receivables Trust 2017-A A3	1.93%		9/15/2022	59	58,680
World Omni Auto Receivables Trust 2021-A A2	0.17%		2/15/2024	2,200	2,199,791
Total					30,297,002

Credit Cards 0.93%
First National Master Note Trust 2018-1 A	0.572% (1 Mo. LIBOR + .46%	)#	10/15/2024	105	105,248
Genesis Sales Finance Master Trust 2020-AA B†	2.24%		9/22/2025	1,000	1,006,510
Perimeter Master Note Business Trust 2019-1A B†	6.02%		12/15/2022	500	509,225
Perimeter Master Note Business Trust 2019-2A C†	7.06%		5/15/2024	750	760,167
World Financial Network Credit Card Master Trust 2018-B A	3.46%		7/15/2025	402	409,055
Total					2,790,205

Other 8.37%
ALM VII Ltd. 2012-7A CR2†	3.791% (3 Mo. LIBOR + 3.55%	)#	7/15/2029	250	250,042
AMMC CLO Ltd. 2016-19A BR†	2.041% (3 Mo. LIBOR + 1.80%	)#	10/16/2028	500	497,855
AMMC CLO Ltd. 2016-19A CR†	2.791% (3 Mo. LIBOR + 2.55%	)#	10/16/2028	500	500,253
Amur Equipment Finance Receivables V LLC 2018-1A C†	3.74%		4/22/2024	675	683,208
Barings CLO Ltd. 2018-3A D†	3.124% (3 Mo. LIBOR + 2.90%	)#	7/20/2029	350	340,524
BDS Ltd. 2019-FL3 A†	1.508% (1 Mo. LIBOR + 1.40%	)#	12/15/2035	100	100,123
Benefit Street Partners CLO X Ltd. 2016-10A CR†	3.741% (3 Mo. LIBOR + 3.50%	)#	1/15/2029	500	499,019
BSPRT Issuer Ltd. 2018-FL4 A†	1.157% (1 Mo. LIBOR + 1.05%	)#	9/15/2035	254	254,354
Carlyle US CLO Ltd. 2021-1A A1†(a)	Zero Coupon	#(b)	4/15/2034	1,230	1,230,000
CIFC Funding I Ltd. 2021-1A A1†(a)	Zero Coupon	#(b)	4/25/2033	1,180	1,180,000
CoreVest American Finance Ltd. 2018-1 A†	3.804%		6/15/2051	80	83,921
Dell Equipment Finance Trust 2020-2 D†	1.92%		3/23/2026	791	805,703
Diamond Resorts Owner Trust 2017-1A B†	4.11%		10/22/2029	23	23,320
Dryden 43 Senior Loan Fund 2016-43A BR†	1.974% (3 Mo. LIBOR + 1.75%	)#	7/20/2029	900	902,710

See Notes to Schedule of Investments.	29

Schedule of Investments (unaudited)(continued)

CORE PLUS BOND FUND February 28, 2021

Investments	Interest Rate		Maturity Date	Principal Amount (000)		Fair Value
Other (continued)
Fairstone Financial Issuance Trust I 2019-1A C†(c)	6.299%		3/21/2033	CAD	150	$118,121
Fairstone Financial Issuance Trust I 2020-1A D†(c)	6.873%		10/20/2039		781	600,579	(d)
GreatAmerica Leasing Receivables Funding LLC Series 2019-1†	3.21%		2/18/2025		$110	114,634
Greywolf CLO IV Ltd. 2019-1A A2†	2.173% (3 Mo. LIBOR + 1.95%	)#	4/17/2030		250	250,348
Halcyon Loan Advisors Funding Ltd. 2015-3A A1R†	1.123% (3 Mo. LIBOR + .90%	)#	10/18/2027		234	233,597
Hardee’s Funding LLC 2018-1A A23†	5.71%		6/20/2048		161	181,688
Hardee’s Funding LLC 2018-1A A2II†	4.959%		6/20/2048		27	29,300
Jackson Mill CLO Ltd. 2015-1A AR†	1.071% (3 Mo. LIBOR + .83%	)#	4/15/2027		223	223,317
Jamestown CLO VI-R Ltd. 2018-6RA A1†	1.368% (3 Mo. LIBOR + 1.15%	)#	4/25/2030		400	399,791
Kayne CLO Ltd. 2020-7A A1†	1.423% (3 Mo. LIBOR + 1.20%	)#	4/17/2033		721	722,265
Kayne CLO Ltd. 2021-10A A†(a)	Zero Coupon	#(b)	4/23/2034		960	960,000
KKR CLO Ltd.10 B†	1.917% (3 Mo. LIBOR + 1.70%	)#	9/15/2029		1,250	1,250,939
KKR CLO Ltd.17 B†	1.891% (3 Mo. LIBOR + 1.65%	)#	4/15/2029		250	250,326
KKR CLO Ltd.18 B†	1.926% (3 Mo. LIBOR + 1.70%	)#	7/18/2030		250	250,321
Lendmark Funding Trust 2018-1A A†	3.81%		12/21/2026		1,409	1,419,411
LMREC, Inc. 2019-CRE3 A†	1.515% (1 Mo. LIBOR + 1.40%	)#	12/22/2035		174	175,163
Longtrain Leasing III LLC 2015-1A A2†	4.06%		1/15/2045		98	99,959
M360 LLC 2019-CRE2 AS†	1.957% (1 Mo. LIBOR + 1.85%	)#	9/15/2034		519	519,734
M360 LLC 2019-CRE2 B†	2.357% (1 Mo. LIBOR + 2.25%	)#	9/15/2034		258	258,377
Marble Point CLO XVII Ltd. 2020-1A A†	1.518% (3 Mo. LIBOR + 1.30%	)#	4/20/2033		429	430,433
ME Funding LLC 2019-1 A2†	6.448%		7/30/2049		831	868,095
Mountain View CLO 2017-1A BR†	1.973% (3 Mo. LIBOR + 1.75%	)#	10/16/2029		250	250,624
NextGear Floorplan Master Owner Trust 2018-2A B†	4.01%		10/15/2023		100	102,164
Oaktree CLO 2014-1A A1R†	1.484% (3 Mo. LIBOR + 1.29%	)#	5/13/2029		243	243,678

30	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

CORE PLUS BOND FUND February 28, 2021

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Other (continued)
Oaktree EIF III Series I Ltd. 2016-IIIA B†	2.224% (3 Mo. LIBOR + 2.00%	)#	10/20/2027	$583	$584,500
OneMain Financial Issuance Trust 2018-2A A†	3.57%		3/14/2033	100	105,757
OneMain Financial Issuance Trust 2019-1A A†	3.48%		2/14/2031	135	135,938
Orange Lake Timeshare Trust 2015-AA A†	2.88%		9/8/2027	7	7,056
Orange Lake Timeshare Trust 2019-A†	3.06%		4/9/2038	29	29,849
Orec Ltd. 2018-CRE1 A†	1.287% (1 Mo. LIBOR + 1.18%	)#	6/15/2036	23	23,030
Palmer Square Loan Funding Ltd. 2018-5A A1†	1.074% (3 Mo. LIBOR + .85%	)#	1/20/2027	721	719,743
Palmer Square Loan Funding Ltd. 2020-1A A1†	0.982% (3 Mo. LIBOR + .80%	)#	2/20/2028	584	584,261
Pennsylvania Higher Education Assistance Agency 2006-1 B	0.488% (3 Mo. LIBOR + .27%	)#	4/25/2038	27	26,060
Planet Fitness Master Issuer LLC 2018-1A A2II†	4.666%		9/5/2048	103	103,554
SCF Equipment Leasing LLC 2019-1A A2†	3.23%		10/20/2024	97	96,955
SCF Equipment Leasing LLC 2019-1A C†	3.92%		11/20/2026	142	143,044
SCF Equipment Leasing LLC 2019-2A B†	2.76%		8/20/2026	402	422,317
SCF Equipment Leasing LLC 2021-1A E†	3.56%		8/20/2032	1,000	992,002
Shackleton CLO Ltd. 2015-8A DR†	2.923% (3 Mo. LIBOR + 2.70%	)#	10/20/2027	440	434,177
Signal Peak CLO 1 Ltd. 2014-1A BRR†	1.973% (3 Mo. LIBOR + 1.75%	)#	1/17/2029	200	200,539
Signal Peak CLO 2 LLC 2015-1A DR2†	3.074% (3 Mo. LIBOR + 2.85%	)#	4/20/2029	250	248,437
SLM Student Loan Trust 2007-3 A4	0.278% (3 Mo. LIBOR + .06%	)#	1/25/2022	75	72,000
TCW CLO AMR Ltd. 2019-1A B†	1.869% (3 Mo. LIBOR + 1.68%	)#	2/15/2029	690	689,489
TCW CLO AMR Ltd. 2019-1A D†	3.184% (3 Mo. LIBOR + 2.99%	)#	2/15/2029	700	701,745
TCW CLO Ltd. 2017-1A DR†	3.362% (3 Mo. LIBOR + 3.15%	)#	7/29/2029	440	441,061
THL Credit Wind River CLO Ltd. 2017-1A D†	3.973% (3 Mo. LIBOR + 3.75%	)#	4/18/2029	540	539,066
TRTX Issuer Ltd. 2019-FL3 C†	2.208% (1 Mo. LIBOR + 2.10%	)#	10/15/2034	411	410,225
Total					25,014,701
Total Asset-Backed Securities (cost $57,757,560)					58,101,908

See Notes to Schedule of Investments.	31

Schedule of Investments (unaudited)(continued)

CORE PLUS BOND FUND February 28, 2021

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
CORPORATE BONDS 49.06%

Advertising 0.10%
Clear Channel Outdoor Holdings, Inc.†	7.75%		4/15/2028	$292	$296,927

Aerospace/Defense 1.14%
Boeing Co. (The)	4.875%		5/1/2025	1,230	1,375,657
Boeing Co. (The)	5.04%		5/1/2027	794	916,073
Boeing Co. (The)	5.15%		5/1/2030	251	292,694
Signature Aviation US Holdings, Inc.†	4.00%		3/1/2028	277	280,930
TransDigm, Inc.	6.375%		6/15/2026	540	557,310
Total					3,422,664

Air Transportation 0.79%
American Airlines Group, Inc.†	5.00%		6/1/2022	515	496,975
American Airlines, Inc.†	11.75%		7/15/2025	258	307,665
British Airways 2020-1 Class A Pass Through Trust (United Kingdom)†(e)	4.25%		11/15/2032	123	132,539
Delta Air Lines, Inc.†	7.00%		5/1/2025	517	602,758
Delta Air Lines, Inc./SkyMiles IP Ltd.†	4.50%		10/20/2025	247	263,890
Delta Air Lines, Inc./SkyMiles IP Ltd.†	4.75%		10/20/2028	251	278,871
Spirit Loyalty Cayman Ltd./Spirit IP Cayman Ltd.†	8.00%		9/20/2025	260	293,074
Total					2,375,772

Apparel 0.20%
Levi Strauss & Co.†	3.50%		3/1/2031	293	296,663
Tapestry, Inc.	4.125%		7/15/2027	274	301,001
Total					597,664

Auto Parts: Original Equipment 0.52%
Adient Global Holdings Ltd.†	4.875%		8/15/2026	606	612,818
American Axle & Manufacturing, Inc.	6.50%		4/1/2027	270	282,255
Clarios Global LP / Clarios US Finance Co.†	8.50%		5/15/2027	386	417,131
Tenneco, Inc.	5.375%		12/15/2024	257	254,328
Total					1,566,532

Automotive 1.24%
BCD Acquisition, Inc.†	9.625%		9/15/2023	10	10,255
Daimler Finance North America LLC†	1.094% (3 Mo. LIBOR + .90%	)#	2/15/2022	850	856,594
Ford Motor Co.	7.45%		7/16/2031	481	624,398

32	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

CORE PLUS BOND FUND February 28, 2021

Investments	Interest Rate		Maturity Date		Principal Amount (000)	Fair Value
Automotive (continued)
General Motors Financial Co., Inc.	3.60%		6/21/2030		$1,688	$1,826,523
Tesla, Inc.†	5.30%		8/15/2025		368	383,438
Total						3,701,208

Banks: Regional 4.73%
AIB Group plc (Ireland)†(e)	4.75%		10/12/2023		850	934,868
Banco do Brasil SA†	4.625%		1/15/2025		220	238,425
Bank of America Corp.	3.593% (3 Mo. LIBOR + 1.37%	)#	7/21/2028		2,306	2,576,860
Bank of America Corp.	3.97% (3 Mo. LIBOR + 1.07%	)#	3/5/2029		14	15,901
CIT Group, Inc.	6.125%		3/9/2028		230	285,444
Citigroup, Inc.	2.666% (SOFR + 1.15%	)#	1/29/2031		278	287,661
Citigroup, Inc.	3.887% (3 Mo. LIBOR + 1.56%	)#	1/10/2028		1,040	1,167,777
Citigroup, Inc.	3.98% (3 Mo. LIBOR + 1.34%	)#	3/20/2030		336	381,244
Danske Bank A/S (Denmark)†(e)	5.375%		1/12/2024		200	224,959
Discover Bank	4.682% (5 Yr. Swap rate + 1.73%	)#	8/9/2028		500	535,158
JPMorgan Chase & Co.	4.60% (SOFR + 3.13%	)#	–	(f)	340	347,225
Macquarie Bank Ltd. (Australia)†(e)	6.625%		4/7/2021		16	16,096
Macquarie Group Ltd. (Australia)†(e)	4.654% (3 Mo. LIBOR + 1.73%	)#	3/27/2029		204	236,321
Morgan Stanley	3.625%		1/20/2027		1,124	1,262,007
Morgan Stanley	4.431% (3 Mo. LIBOR + 1.63%	)#	1/23/2030		309	362,092
Morgan Stanley	5.875% (3 Mo. LIBOR + 4.44%	)#	–	(f)	422	475,467
National Australia Bank Ltd. (Australia)†(e)	3.933% (5 Yr Treasury CMT + 1.88%	)#	8/2/2034		675	735,360
Natwest Group plc (United Kingdom)(e)	6.125%		12/15/2022		40	43,648
Popular, Inc.	6.125%		9/14/2023		89	96,444
Toronto-Dominion Bank (The) (Canada)(e)	3.625% (5 Yr. Swap rate + 2.21%	)#	9/15/2031		394	438,391
UBS AG (Switzerland)(e)	5.125%		5/15/2024		2,045	2,262,915

See Notes to Schedule of Investments.	33

Schedule of Investments (unaudited)(continued)

CORE PLUS BOND FUND February 28, 2021

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Banks: Regional (continued)
Westpac Banking Corp. (Australia)(e)	4.11% (5 Yr Treasury CMT + 2.00%	)#	7/24/2034	$300	$331,246
Westpac Banking Corp. (Australia)(e)	4.322% (5 Yr. Swap rate + 2.24%	)#	11/23/2031	788	885,281
Total					14,140,790

Beverages 0.09%
Coca-Cola Femsa SAB de CV (Mexico)(e)	1.85%		9/1/2032	300	283,851

Biotechnology Research & Production 0.64%
Biogen, Inc.	2.25%		5/1/2030	1,248	1,250,197
Regeneron Pharmaceuticals, Inc.	1.75%		9/15/2030	713	677,010
Total					1,927,207

Building Materials 0.51%
Cemex SAB de CV (Mexico)†(e)	5.45%		11/19/2029	410	448,806
Forterra Finance LLC/FRTA Finance Corp.†	6.50%		7/15/2025	266	286,449
Griffon Corp.	5.75%		3/1/2028	216	227,070
Norbord, Inc. (Canada)†(e)	6.25%		4/15/2023	21	23,098
Owens Corning, Inc.	3.95%		8/15/2029	490	550,257
Total					1,535,680

Business Services 0.63%
Avis Budget Car Rental LLC/Avis Budget
Finance, Inc.†	5.25%		3/15/2025	288	290,262
CoStar Group, Inc.†	2.80%		7/15/2030	166	167,776
Garda World Security Corp. (Canada)†(e)	4.625%		2/15/2027	283	281,585
Global Payments, Inc.	3.20%		8/15/2029	572	611,517
Pepperdine University	3.301%		12/1/2059	102	106,597
Rent-A-Center, Inc.†	6.375%		2/15/2029	148	154,306
United Rentals North America, Inc.	4.00%		7/15/2030	268	278,305
Total					1,890,348

Chemicals 0.22%
Ashland LLC	6.875%		5/15/2043	60	79,758
CF Industries, Inc.	4.95%		6/1/2043	252	297,237
Nouryon Holding BV (Netherlands)†(e)	8.00%		10/1/2026	250	266,494
Total					643,489

Coal 0.04%
Warrior Met Coal, Inc.†	8.00%		11/1/2024	111	114,417

34	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

CORE PLUS BOND FUND February 28, 2021

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Computer Hardware 0.54%
Dell International LLC/EMC Corp.†	5.45%		6/15/2023	$8	$8,778
Dell International LLC/EMC Corp.†	6.02%		6/15/2026	115	137,938
Dell International LLC/EMC Corp.†	8.35%		7/15/2046	772	1,183,477
Western Digital Corp.	4.75%		2/15/2026	254	281,232
Total					1,611,425

Construction/Homebuilding 0.99%
Century Communities, Inc.	6.75%		6/1/2027	490	523,273
Installed Building Products, Inc.†	5.75%		2/1/2028	526	560,747
NVR, Inc.	3.00%		5/15/2030	504	536,410
PulteGroup, Inc.	5.00%		1/15/2027	128	150,224
PulteGroup, Inc.	6.375%		5/15/2033	538	712,850
Toll Brothers Finance Corp.	4.35%		2/15/2028	121	134,741
Toll Brothers Finance Corp.	4.875%		3/15/2027	43	49,281
Tri Pointe Homes Inc	5.25%		6/1/2027	266	288,653
Total					2,956,179

Containers 0.21%
Ball Corp.	2.875%		8/15/2030	572	556,270
Intertape Polymer Group, Inc. (Canada)†(e)	7.00%		10/15/2026	79	83,429
Total					639,699

Drugs 1.28%
Bayer Corp.†	6.65%		2/15/2028	203	259,997
Bayer US Finance II LLC†	4.25%		12/15/2025	1,194	1,345,866
Becton Dickinson & Co.	1.255% (3 Mo. LIBOR + 1.03%	)#	6/6/2022	617	623,473
Cigna Corp.	3.90%		2/15/2022	1,538	1,589,339
Total					3,818,675

Electric: Power 2.89%
Ausgrid Finance Pty Ltd. (Australia)†(e)	4.35%		8/1/2028	772	876,505
Calpine Corp.†	5.00%		2/1/2031	304	301,331
Cemig Geracao e Transmissao SA (Brazil)†(e)	9.25%		12/5/2024	200	230,102
Cikarang Listrindo Tbk PT (Indonesia)†(e)	4.95%		9/14/2026	350	362,863
Duquesne Light Holdings, Inc.†	2.532%		10/1/2030	924	923,004
Eskom Holdings SOC Ltd. (South Africa)†(e)	7.125%		2/11/2025	570	599,195
FirstEnergy Corp.	4.40%		7/15/2027	556	611,131
Liberty Utilities Finance GP 1†	2.05%		9/15/2030	480	470,349
NRG Energy, Inc.†	2.45%		12/2/2027	283	286,186

See Notes to Schedule of Investments.	35

Schedule of Investments (unaudited)(continued)

CORE PLUS BOND FUND February 28, 2021

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Electric: Power (continued)
NRG Energy, Inc.†	4.45%	6/15/2029	$619	$688,568
NRG Energy, Inc.	5.75%	1/15/2028	254	270,351
Oglethorpe Power Corp.	5.95%	11/1/2039	340	434,406
Pennsylvania Electric Co.†	3.60%	6/1/2029	175	186,423
Perusahaan Listrik Negara PT (Indonesia)†(e)	4.125%	5/15/2027	200	217,375
PG&E Corp.	5.00%	7/1/2028	283	297,879
PSEG Power LLC	8.625%	4/15/2031	700	1,065,807
Puget Energy, Inc.	6.00%	9/1/2021	796	817,885
Total				8,639,360

Electrical Equipment 0.76%
Broadcom, Inc.	4.75%	4/15/2029	1,202	1,378,449
Microchip Technology, Inc.	4.333%	6/1/2023	598	646,171
SK Hynix, Inc. (Korea)†(e)	2.375%	1/19/2031	250	244,635
Total				2,269,255

Electronics 0.16%
Jabil, Inc.	3.00%	1/15/2031	468	478,956

Energy Equipment & Services 0.30%
Enviva Partners LP/Enviva Partners Finance Corp.†	6.50%	1/15/2026	400	419,250
Greenko Solar Mauritius Ltd. (Mauritius)†(e)	5.95%	7/29/2026	210	225,220
TerraForm Power Operating LLC†	4.75%	1/15/2030	245	258,507
Total				902,977

Engineering & Contracting Services 0.29%
Fluor Corp.	4.25%	9/15/2028	852	871,170

Entertainment 0.63%
Caesars Entertainment, Inc.†	8.125%	7/1/2027	266	290,207
Cedar Fair LP	5.25%	7/15/2029	282	283,182
Live Nation Entertainment, Inc.†	3.75%	1/15/2028	84	84,342
Live Nation Entertainment, Inc.†	4.75%	10/15/2027	283	286,329
Penn National Gaming, Inc.†	5.625%	1/15/2027	282	295,071
Scientific Games International, Inc.†	7.25%	11/15/2029	336	365,968
Scientific Games International, Inc.†	8.25%	3/15/2026	265	281,360
Total				1,886,459

Environmental Services 0.08%
Stericycle, Inc.†	3.875%	1/15/2029	226	227,898

36	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

CORE PLUS BOND FUND February 28, 2021

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Financial Services 2.08%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland)(e)	4.875%	1/16/2024	$1,050	$1,146,598
Aircastle Ltd.	4.25%	6/15/2026	550	584,805
Ally Financial, Inc.	8.00%	11/1/2031	541	775,294
Aviation Capital Group LLC†	1.95%	1/30/2026	146	143,749
Avolon Holdings Funding Ltd. (Ireland)†(e)	4.25%	4/15/2026	134	141,755
Avolon Holdings Funding Ltd. (Ireland)†(e)	5.25%	5/15/2024	418	455,467
Brightsphere Investment Group, Inc.	4.80%	7/27/2026	11	12,041
Global Aircraft Leasing Co. Ltd. PIK 7.25%†	6.50%	9/15/2024	397	358,142
Nationstar Mortgage Holdings, Inc.†	5.50%	8/15/2028	269	276,902
Navient Corp.	6.75%	6/25/2025	464	499,821
Neuberger Berman Group LLC/Neuberger Berman Finance Corp.†	4.50%	3/15/2027	20	22,347
Neuberger Berman Group LLC/Neuberger Berman Finance Corp.†	4.875%	4/15/2045	303	328,815
OneMain Finance Corp.	5.375%	11/15/2029	521	550,957
Park Aerospace Holdings Ltd. (Ireland)†(e)	5.50%	2/15/2024	382	416,069
Quicken Loans LLC/Quicken Loans Co-Issuer, Inc.†	3.625%	3/1/2029	279	276,733
SURA Asset Management SA (Colombia)†(e)	4.375%	4/11/2027	200	225,890
Total				6,215,385

Food 0.93%
Albertsons Cos, Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC†	4.625%	1/15/2027	123	127,461
Albertsons Cos, Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC†	4.875%	2/15/2030	628	650,746
Chobani LLC/Chobani Finance Corp., Inc.†	7.50%	4/15/2025	371	385,148
FAGE International SA/FAGE USA Dairy Industry, Inc. (Luxembourg)†(e)	5.625%	8/15/2026	270	278,775
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc.†	6.50%	4/15/2029	260	292,986
Kraft Heinz Foods Co.	4.375%	6/1/2046	563	614,800
Minerva Luxembourg SA (Luxembourg)†(e)	5.875%	1/19/2028	400	431,900
Total				2,781,816

Health Care Products 0.62%
Alcon Finance Corp.†	2.60%	5/27/2030	1,104	1,139,923
Boston Scientific Corp.	2.65%	6/1/2030	701	726,629
Total				1,866,552

See Notes to Schedule of Investments.	37

Schedule of Investments (unaudited)(continued)

CORE PLUS BOND FUND February 28, 2021

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Health Care Services 3.05%
Acadia Healthcare Co., Inc.†	5.00%	4/15/2029	$533	$557,651
Adventist Health System	2.952%	3/1/2029	116	123,937
Advocate Health & Hospitals Corp.	3.387%	10/15/2049	203	215,772
Anthem, Inc.	2.25%	5/15/2030	301	303,661
Centene Corp.	3.375%	2/15/2030	271	278,931
CommonSpirit Health	3.347%	10/1/2029	692	747,994
DaVita, Inc.†	3.75%	2/15/2031	298	284,536
Encompass Health Corp.	4.50%	2/1/2028	270	281,151
HCA, Inc.	4.125%	6/15/2029	1,188	1,342,418
HCA, Inc.	4.50%	2/15/2027	354	404,941
HCA, Inc.	5.25%	6/15/2026	450	526,810
Legacy LifePoint Health LLC†	4.375%	2/15/2027	371	369,731
Legacy LifePoint Health LLC†	6.75%	4/15/2025	139	147,687
MEDNAX, Inc.†	6.25%	1/15/2027	261	276,002
Radiology Partners, Inc.†	9.25%	2/1/2028	263	285,355
Seattle Children’s Hospital	2.719%	10/1/2050	375	357,628
Select Medical Corp.†	6.25%	8/15/2026	499	534,698
Surgery Center Holdings, Inc.†	6.75%	7/1/2025	44	45,018
Surgery Center Holdings, Inc.†	10.00%	4/15/2027	197	219,536
Tenet Healthcare Corp.†	6.25%	2/1/2027	223	235,688
Tenet Healthcare Corp.	6.75%	6/15/2023	140	151,281
Tenet Healthcare Corp.	7.00%	8/1/2025	412	427,162
Universal Health Services, Inc.†	2.65%	10/15/2030	489	484,421
Universal Health Services, Inc.†	5.00%	6/1/2026	500	515,530
Total				9,117,539

Household Equipment/Products 0.14%
Newell Brands, Inc.	5.875%	4/1/2036	331	413,750

Insurance 0.29%
Acrisure LLC/Acrisure Finance, Inc.†	7.00%	11/15/2025	271	278,283
Assurant, Inc.	3.70%	2/22/2030	162	179,775
Protective Life Corp.	8.45%	10/15/2039	275	420,418
Total				878,476

Investment Management Companies 0.08%
Temasek Financial I Ltd. (Singapore)†(e)	2.50%	10/6/2070	250	233,173

38	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

CORE PLUS BOND FUND February 28, 2021

Investments	Interest Rate		Maturity Date		Principal Amount (000)		Fair Value
Leisure 0.41%
Carnival Corp.†	7.625%		3/1/2026			$171	$179,978
Carnival Corp.†	11.50%		4/1/2023			410	468,079
Royal Caribbean Cruises Ltd.†	11.50%		6/1/2025			237	277,586
Viking Cruises Ltd.†	13.00%		5/15/2025			247	291,246
Total							1,216,889

Lodging 0.38%
Boyd Gaming Corp.	4.75%		12/1/2027			162	164,990
Boyd Gaming Corp.	6.00%		8/15/2026			410	425,633
Hilton Domestic Operating Co., Inc.	4.875%		1/15/2030			504	544,015
Total							1,134,638

Machinery: Agricultural 1.51%
Altria Group, Inc.	4.80%		2/14/2029			475	557,379
BAT Capital Corp.	3.557%		8/15/2027			16	17,386
BAT International Finance plc (United Kingdom)(e)	1.668%		3/25/2026			2,750	2,758,711
Imperial Brands Finance plc (United Kingdom)†(e)	3.875%		7/26/2029			509	562,738
MHP Lux SA (Luxembourg)†(e)	6.25%		9/19/2029			400	409,080
MHP Lux SA (Luxembourg)†(e)	6.95%		4/3/2026			200	215,641
Total							4,520,935

Machinery: Industrial/Specialty 0.88%
nVent Finance Sarl (Luxembourg)(e)	4.55%		4/15/2028			944	1,006,597
Vertical Midco GmbH†(c)	4.375%		7/15/2027		EUR	115	145,536
Vertical US Newco, Inc.†	5.25%		7/15/2027			$307	320,623
Westinghouse Air Brake Technologies Corp.	4.95%		9/15/2028			973	1,144,945
Total							2,617,701

Manufacturing 0.38%
Amsted Industries, Inc.†	4.625%		5/15/2030			112	117,356
General Electric Co.	3.521% (3 Mo. LIBOR + 3.33%	)#	–	(f)		1,073	1,024,125
Total							1,141,481

Media 2.77%
AMC Networks, Inc.	4.75%		8/1/2025			651	670,530
CCO Holdings LLC/CCO Holdings Capital Corp.†	4.75%		3/1/2030			538	562,183
CCO Holdings LLC/CCO Holdings Capital Corp.†	5.00%		2/1/2028			134	140,499
Charter Communications Operating LLC/Charter Communications Operating Capital	6.484%		10/23/2045			28	37,611
Cox Communications, Inc.†	8.375%		3/1/2039			742	1,262,614

See Notes to Schedule of Investments.	39

Schedule of Investments (unaudited)(continued)

CORE PLUS BOND FUND February 28, 2021

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Media (continued)
CSC Holdings LLC†	5.50%	4/15/2027	$745	$784,634
Diamond Sports Group LLC/Diamond Sports Finance Co.†	5.375%	8/15/2026	621	439,947
DISH DBS Corp.	7.75%	7/1/2026	410	451,724
Globo Comunicacao e Participacoes SA (Brazil)†(e)	4.875%	1/22/2030	325	338,328
Nexstar Broadcasting, Inc.†	5.625%	7/15/2027	647	684,406
Scripps Escrow, Inc.†	5.875%	7/15/2027	375	391,219
Sirius XM Radio, Inc.†	3.875%	8/1/2022	391	393,444
TEGNA, Inc.	5.00%	9/15/2029	515	537,145
Time Warner Cable LLC	7.30%	7/1/2038	1,101	1,577,212
Time Warner Entertainment Co. LP	8.375%	7/15/2033	6	8,968
Total				8,280,464

Metals & Minerals: Miscellaneous 1.07%
Anglo American Capital plc (United Kingdom)†(e)	4.75%	4/10/2027	600	704,083
Antofagasta plc (Chile)†(e)	2.375%	10/14/2030	400	397,900
FMG Resources August 2006 Pty Ltd. (Australia)†(e)	4.50%	9/15/2027	256	281,713
Freeport-McMoRan, Inc.	4.125%	3/1/2028	259	272,436
Freeport-McMoRan, Inc.	4.25%	3/1/2030	390	423,758
Glencore Funding LLC†	4.875%	3/12/2029	805	947,949
Hecla Mining Co.	7.25%	2/15/2028	164	177,940
Kinross Gold Corp. (Canada)(e)	5.95%	3/15/2024	7	7,948
Total				3,213,727

Natural Gas 0.81%
National Fuel Gas Co.	3.95%	9/15/2027	689	741,316
National Fuel Gas Co.	5.50%	1/15/2026	458	530,588
NiSource, Inc.	3.49%	5/15/2027	1,029	1,139,392
Total				2,411,296

Oil 4.25%
Apache Corp.	4.375%	10/15/2028	145	147,393
Apache Corp.	4.625%	11/15/2025	273	283,238
California Resources Corp.†	7.125%	2/1/2026	296	296,555
Continental Resources, Inc.	3.80%	6/1/2024	284	291,380
Continental Resources, Inc.†	5.75%	1/15/2031	396	446,969
Diamondback Energy, Inc.	3.50%	12/1/2029	281	295,632
Diamondback Energy, Inc.	4.75%	5/31/2025	251	283,085
Diamondback Energy, Inc.	5.375%	5/31/2025	717	741,703

40	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

CORE PLUS BOND FUND February 28, 2021

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Oil (continued)
Empresa Nacional del Petroleo (Chile)†(e)	3.75%		8/5/2026	$255	$277,428
Eni SpA (Italy)†(e)	5.70%		10/1/2040	100	123,340
Eni USA, Inc.	7.30%		11/15/2027	70	92,112
EQT Corp.	7.625%		2/1/2025	391	455,364
Hilcorp Energy I LP/Hilcorp Finance Co.†	5.75%		2/1/2029	637	650,138
Hilcorp Energy I LP/Hilcorp Finance Co.†	6.25%		11/1/2028	288	301,140
Laredo Petroleum, Inc.	9.50%		1/15/2025	545	518,775
MEG Energy Corp. (Canada)†(e)	5.875%		2/1/2029	160	162,848
MEG Energy Corp. (Canada)†(e)	7.125%		2/1/2027	885	930,644
Murphy Oil Corp.	5.875%		12/1/2027	448	441,701
Occidental Petroleum Corp.	2.90%		8/15/2024	458	446,289
Occidental Petroleum Corp.	6.125%		1/1/2031	473	529,322
PDC Energy, Inc.	5.75%		5/15/2026	280	287,378
Pertamina Persero PT (Indonesia)†(e)	4.70%		7/30/2049	400	421,758
Petroleos Mexicanos (Mexico)(e)	4.50%		1/23/2026	614	604,943
Petroleos Mexicanos (Mexico)(e)	5.35%		2/12/2028	700	680,421
Range Resources Corp.	9.25%		2/1/2026	280	305,049
Saudi Arabian Oil Co. (Saudi Arabia)†(e)	2.875%		4/16/2024	600	633,265
SM Energy Co.	5.625%		6/1/2025	134	127,886
SM Energy Co.	6.75%		9/15/2026	178	169,078
Southwestern Energy Co.	7.75%		10/1/2027	410	439,469
Tengizchevroil Finance Co. International Ltd. (Kazakhstan)†(e)	3.25%		8/15/2030	200	203,449
Transocean Guardian Ltd.†	5.875%		1/15/2024	619	561,492
Viper Energy Partners LP†	5.375%		11/1/2027	531	559,873
Total					12,709,117

Oil: Crude Producers 1.77%
AI Candelaria Spain SLU (Spain)†(e)	7.50%		12/15/2028	300	341,625
Buckeye Partners LP	6.375% (3 Mo. LIBOR + 4.02%	)#	1/22/2078	588	478,806
Cheniere Corpus Christi Holdings LLC	3.70%		11/15/2029	161	174,494
Galaxy Pipeline Assets Bidco Ltd. (United Arab Emirates)†(e)	3.25%		9/30/2040	602	592,458
MPLX LP	3.375%		3/15/2023	467	489,931
NGPL PipeCo LLC†	4.875%		8/15/2027	600	683,981
Sabine Pass Liquefaction LLC	5.875%		6/30/2026	1,883	2,247,015
Western Midstream Operating LP	5.30%		2/1/2030	271	294,063
Total					5,302,373

See Notes to Schedule of Investments.	41

Schedule of Investments (unaudited)(continued)

CORE PLUS BOND FUND February 28, 2021

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Oil: Integrated Domestic 0.09%
National Oilwell Varco, Inc.	3.60%	12/1/2029	$271	$283,499

Paper & Forest Products 0.13%
Suzano Austria GmbH (Brazil)(e)	3.75%	1/15/2031	355	375,395

Real Estate Investment Trusts 2.23%
China Evergrande Group (China)(e)	7.50%	6/28/2023	500	441,273
Country Garden Holdings Co. Ltd. (China)(e)	4.75%	9/28/2023	500	512,982
EPR Properties	4.95%	4/15/2028	421	433,974
Equinix, Inc.	1.55%	3/15/2028	813	798,650
ESH Hospitality, Inc.†	4.625%	10/1/2027	395	401,664
Goodman US Finance Three LLC†	3.70%	3/15/2028	356	386,488
HAT Holdings I LLC/HAT Holdings II LLC†	5.25%	7/15/2024	256	265,090
Kaisa Group Holdings Ltd. (China)(e)	9.375%	6/30/2024	200	191,501
Kaisa Group Holdings Ltd. (China)†(e)	11.95%	10/22/2022	200	210,050
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer†	5.875%	10/1/2028	276	291,263
Sunac China Holdings Ltd. (China)(e)	5.95%	4/26/2024	200	199,501
VEREIT Operating Partnership LP	4.875%	6/1/2026	1,064	1,236,498
WEA Finance LLC†	2.875%	1/15/2027	699	710,535
Yuzhou Group Holdings Co. Ltd. (China)(e)	6.00%	10/25/2023	200	203,500
Zhenro Properties Group Ltd. (China)(e)	8.65%	1/21/2023	360	370,642
Total				6,653,611

Retail 1.78%
Alimentation Couche-Tard, Inc. (Canada)†(e)	2.70%	7/26/2022	580	596,791
Carvana Co.†	5.875%	10/1/2028	276	290,835
Gap, Inc. (The)†	8.625%	5/15/2025	490	547,065
IRB Holding Corp.†	7.00%	6/15/2025	499	542,456
L Brands, Inc.†	6.625%	10/1/2030	262	293,986
Lithia Motors, Inc.†	4.625%	12/15/2027	474	498,589
Murphy Oil USA, Inc.	4.75%	9/15/2029	500	537,408
Nordstrom, Inc.	4.375%	4/1/2030	301	294,549
Party City Holdings, Inc.†	8.75%	2/15/2026	293	299,409
PetSmart, Inc./PetSmart Finance Corp.†	4.75%	2/15/2028	318	329,260
Rite Aid Corp.†	8.00%	11/15/2026	549	578,852
Yum! Brands, Inc.†	7.75%	4/1/2025	460	505,333
Total				5,314,533

42	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

CORE PLUS BOND FUND February 28, 2021

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Steel 0.60%
Cleveland-Cliffs, Inc.†	4.625%	3/1/2029	$246	$241,080
Cleveland-Cliffs, Inc.	5.875%	6/1/2027	291	297,463
CSN Resources SA (Brazil)†(e)	7.625%	2/13/2023	200	207,502
Steel Dynamics, Inc.	5.00%	12/15/2026	990	1,045,286
Total				1,791,331

Technology 1.79%
Baidu, Inc. (China)(e)	2.375%	10/9/2030	480	473,523
E*TRADE Financial Corp.	3.80%	8/24/2027	244	276,583
E*TRADE Financial Corp.	4.50%	6/20/2028	17	19,842
GrubHub Holdings, Inc.†	5.50%	7/1/2027	527	549,582
JD.com, Inc. (China)(e)	3.375%	1/14/2030	335	358,467
Match Group Holdings II LLC†	4.125%	8/1/2030	520	538,444
Match Group Holdings II LLC†	5.625%	2/15/2029	156	170,040
Meituan (China)†(e)	3.05%	10/28/2030	310	312,294
Netflix, Inc.†	4.875%	6/15/2030	234	269,392
Netflix, Inc.	6.375%	5/15/2029	659	819,631
Prosus NV (Netherlands)†(e)	3.832%	2/8/2051	500	455,224
Uber Technologies, Inc.†	8.00%	11/1/2026	270	292,201
VeriSign, Inc.	4.625%	5/1/2023	796	802,467
Total				5,337,690

Telecommunications 1.46%
AT&T, Inc.	4.30%	2/15/2030	2,171	2,491,616
Connect Finco SARL/Connect US Finco LLC (Luxembourg)†(e)	6.75%	10/1/2026	397	412,136
Frontier Communications Corp.†	5.00%	5/1/2028	325	335,262
LogMeIn, Inc.†	5.50%	9/1/2027	270	282,487
Sprint Capital Corp.	6.875%	11/15/2028	377	477,612
Zayo Group Holdings, Inc.†	4.00%	3/1/2027	263	262,260
Zayo Group Holdings, Inc.†	6.125%	3/1/2028	108	111,544
Total				4,372,917

Toys 0.34%
Hasbro, Inc.	3.00%	11/19/2024	436	467,656
Mattel, Inc.	5.45%	11/1/2041	137	155,152
Mattel, Inc.†	6.75%	12/31/2025	381	400,736
Total				1,023,544

See Notes to Schedule of Investments.	43

Schedule of Investments (unaudited)(continued)

CORE PLUS BOND FUND February 28, 2021

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Transportation: Miscellaneous 0.14%
Watco Cos LLC/Watco Finance Corp.†	6.50%		6/15/2027	$383	$412,271

Wholesale 0.10%
Wolverine Escrow LLC†	8.50%		11/15/2024	304	297,730
Total Corporate Bonds (cost $142,147,070)					146,716,435

FLOATING RATE LOANS(g) 0.75%

Business Services 0.20%
KUEHG Corp. 2018 Incremental Term Loan	4.75% (3 Mo. LIBOR + 3.75%	)	2/21/2025	304	295,760
Learning Care Group, Inc. 2018 1st Lien Term Loan	4.25% (3 Mo. LIBOR + 3.25%	)	3/13/2025	306	298,810
Total					594,570

Financial Services 0.10%
SSH Group Holdings, Inc. 2018 1st Lien Term Loan	4.504% (3 Mo. LIBOR + 4.25%	)	7/30/2025	307	296,349

Health Care Services 0.20%
Heartland Dental LLC 2018 1st Lien Term Loan	3.615% (1 Mo. LIBOR + 3.50%	)	4/30/2025	303	298,589
MED ParentCo LP 1st Lien Delayed Draw Term Loan	4.365% (3 Mo. LIBOR + 4.25%	)	8/31/2026	61	59,831
MED ParentCo LP 1st Lien Term Loan	4.365% (1 Mo. LIBOR + 4.25%	)	8/31/2026	241	238,589
Total					597,009

Oil 0.10%
Brazos Delaware II LLC Term Loan B	4.111% (1 Mo. LIBOR + 4.00%	)	5/21/2025	324	300,047

Oil: Integrated Domestic 0.15%
BCP Raptor II LLC 1st Lien Term Loan	4.865% (1 Mo. LIBOR + 4.75%	)	11/3/2025	483	458,246
Total Floating Rate Loans (cost $2,209,715)					2,246,221

FOREIGN GOVERNMENT OBLIGATIONS(e) 2.94%

Dominican Republic 0.12%
Dominican Republic†	4.875%		9/23/2032	360	366,750

44	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

CORE PLUS BOND FUND February 28, 2021

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Egypt 0.42%
Republic of Egypt†	4.55%	11/20/2023	$200	$205,411
Republic of Egypt†	6.588%	2/21/2028	1,000	1,064,250
Total				1,269,661

Guatemala 0.23%
Republic of Guatemala†	4.90%	6/1/2030	600	674,616

Indonesia 0.25%
Indonesia Government International Bond	1.85%	3/12/2031	800	760,259

Kenya 0.21%
Republic of Kenya†	7.25%	2/28/2028	575	636,859

Nigeria 0.22%
Republic of Nigeria†	6.375%	7/12/2023	600	652,008

Peru 0.24%
Peruvian Government International Bond	2.392%	1/23/2026	685	713,427

Qatar 0.60%
State of Qatar†	3.25%	6/2/2026	1,400	1,535,548
State of Qatar†	5.103%	4/23/2048	200	254,900
Total				1,790,448

Saudi Arabia 0.39%
Saudi International Bond†	3.25%	10/22/2030	670	717,466
Saudi International Bond†	3.625%	3/4/2028	400	442,014
Total				1,159,480

Sri Lanka 0.13%
Republic of Sri Lanka†	5.875%	7/25/2022	580	374,094

Turkey 0.13%
Republic of Turkey	4.25%	4/14/2026	200	196,120
Republic of Turkey	5.25%	3/13/2030	200	193,490
Total				389,610
Total Foreign Government Obligations (cost $8,842,688)				8,787,212

GOVERNMENT SPONSORED ENTERPRISES COLLATERALIZED MORTGAGE OBLIGATION 0.00%
Government National Mortgage Assoc. 2017-76 AS (cost $9,660)	2.65%	11/16/2050	10	10,142

See Notes to Schedule of Investments.	45

Schedule of Investments (unaudited)(continued)

CORE PLUS BOND FUND February 28, 2021

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
GOVERNMENT SPONSORED ENTERPRISES PASS-THROUGHS 10.04%
Federal National Mortgage Assoc.(h)	2.50%		TBA	$2,593	$2,688,414
Federal National Mortgage Assoc.(h)	3.00%		TBA	22,050	23,078,426
Federal National Mortgage Assoc.	3.50%		9/1/2047 - 3/1/2050	3,643	3,951,732
Federal National Mortgage Assoc.(h)	3.50%		TBA	300	318,114
Total Government Sponsored Enterprises Pass-Throughs (cost $30,005,333)					30,036,686

MUNICIPAL BONDS 0.90%

Miscellaneous
California	7.30%		10/1/2039	75	118,525
California	7.625%		3/1/2040	115	191,436
California Health Facilities Financing Authority	3.034%		6/1/2034	115	120,665
City of San Antonio TX Airport System, Revenue Bonds Series B	3.527%		7/1/2040	245	252,634
County of Miami-Dade FL	2.786%		10/1/2037	215	216,503
Foothill-Eastern Transportation Corridor Agency	4.094%		1/15/2049	208	222,082
Michigan Finance Authority	3.084%		12/1/2034	300	324,906
New Jersey Educational Facilities Authority	3.636%		9/1/2029	182	198,223
Permanent University Fund - Texas A&M University System	3.66%		7/1/2047	220	246,378
State of Illinois	5.10%		6/1/2033	710	793,709
Total Municipal Bonds (cost $2,568,548)					2,685,061

NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES 8.53%
1345 Avenue of the Americas & Park Avenue Plaza Trust 2005-1 A3†	5.278%		8/10/2035	49	53,090
Angel Oak Mortgage Trust 2020-1 A1†	2.466%	#(i)	12/25/2059	94	95,520
AREIT Trust 2018-CRE2 A†	1.086% (1 Mo. LIBOR + .98%	)#	11/14/2035	28	27,740
Atrium Hotel Portfolio Trust 2018-ATRM A†	1.062% (1 Mo. LIBOR + .95%	)#	6/15/2035	450	450,867
BAMLL Commercial Mortgage Securities Trust 2019-AHT B†	1.712% (1 Mo. LIBOR + 1.60%	)#	3/15/2034	100	99,554
BAMLL Trust 2011-FSHN A†	4.42%		7/11/2033	168	168,290
BB-UBS Trust 2012-SHOW A†	3.43%		11/5/2036	175	184,052
BBCMS Mortgage Trust 2018-TALL E†	2.549% (1 Mo. LIBOR + 2.44%	)#	3/15/2037	64	61,450
BBCMS Mortgage Trust 2019-BWAY A†	1.068% (1 Mo. LIBOR + .96%	)#	11/15/2034	311	310,329

46	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

CORE PLUS BOND FUND February 28, 2021

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
BBCMS Mortgage Trust 2019-BWAY B†	1.422% (1 Mo. LIBOR + 1.31%	)#	11/15/2034	$87	$86,472
BBCMS Mortgage Trust 2019-BWAY C†	1.722% (1 Mo. LIBOR + 1.61%	)#	11/15/2034	350	344,792
BWAY Mortgage Trust 2015-1740 A†	2.917%		1/10/2035	100	101,505
BX Commercial Mortgage Trust 2019-XL C†	1.362% (1 Mo. LIBOR + 1.25%	)#	10/15/2036	142	142,747
BX Commercial Mortgage Trust 2019-XL D†	1.562% (1 Mo. LIBOR + 1.45%	)#	10/15/2036	161	161,802
BX Commercial Mortgage Trust 2019-XL E†	1.912% (1 Mo. LIBOR + 1.80%	)#	10/15/2036	95	95,199
BX Trust 2018-GW A†	0.912% (1 Mo. LIBOR + .80%	)#	5/15/2035	55	55,121
BX Trust 2019-OC11 A†	3.202%		12/9/2041	397	427,854
CF Trust 2019-BOSS A1†	4.75% (1 Mo. LIBOR + 3.25%	)#	12/15/2021	222	199,455	(d)
CF Trust 2019-MF1 C†	2.65% (1 Mo. LIBOR + 1.65%	)#	8/21/2032	378	376,889
CF Trust 2019-MF1 D†	2.95% (1 Mo. LIBOR + 1.95%	)#	8/21/2032	706	714,751
Citigroup Commercial Mortgage Trust 2016-GC36 AS	3.849%		2/10/2049	98	107,582
Citigroup Commercial Mortgage Trust 2016-GC36 D†	2.85%		2/10/2049	485	361,966
Citigroup Commercial Mortgage Trust 2016-P3 D†	2.804%	#(i)	4/15/2049	25	17,888
Commercial Mortgage Pass-Through Certificates 2012-LTRT A2†	3.40%		10/5/2030	100	97,407
Commercial Mortgage Pass-Through Certificates 2014-UBS4 D†	4.707%	#(i)	8/10/2047	835	717,625
Commercial Mortgage Pass-Through Certificates 2014-UBS6 B	4.349%	#(i)	12/10/2047	50	54,195
Commercial Mortgage Pass-Through Certificates 2015-DC1 D†	4.308%	#(i)	2/10/2048	707	502,360
Commercial Mortgage Pass-Through Certificates 2015-PC1 AM	4.29%	#(i)	7/10/2050	53	58,954
Commercial Mortgage Pass-Through Certificates 2015-PC1 B	4.32%	#(i)	7/10/2050	50	53,387
Commercial Mortgage Pass-Through Certificates 2015-PC1 C	4.32%	#(i)	7/10/2050	10	9,869
Commercial Mortgage Pass-Through Certificates 2015-PC1 D	4.32%	#(i)	7/10/2050	425	356,207

See Notes to Schedule of Investments.	47

Schedule of Investments (unaudited)(continued)

CORE PLUS BOND FUND February 28, 2021

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Credit Suisse Commercial Mortgage Securities Corp. 2019-SKLZ A†	1.362% (1 Mo. LIBOR + 1.25%	)#	1/15/2034	$683	$684,382
Credit Suisse Mortgage Capital Certificates 2020-AFC1 A1†	2.24%	#(i)	2/25/2050	232	237,000
Credit Suisse Mortgage Capital Certificates 2020-SPT1 A1†	1.616%		4/25/2065	508	512,558
CSAIL Commercial Mortgage Trust 2016-C7 D†	4.386%	#(i)	11/15/2049	1,250	917,928
CSAIL Commercial Mortgage Trust 2019-C18 AS	3.321%		12/15/2052	214	232,850
DBWF Mortgage Trust 2018-GLKS A†	1.141% (1 Mo. LIBOR + 1.03%	)#	12/19/2030	500	502,024
Deephaven Residential Mortgage Trust 2019-4A A1†	2.791%	#(i)	10/25/2059	179	181,142
Deephaven Residential Mortgage Trust 2020-1 A1†	2.339%	#(i)	1/25/2060	143	144,920
Ellington Financial Mortgage Trust 2020-2 A1†	1.178%	#(i)	10/25/2065	168	168,656
Exantas Capital Corp., Ltd. 2019-RSO7 A†	1.108% (1 Mo. LIBOR + 1.00%	)#	4/15/2036	45	45,099
Exantas Capital Corp., Ltd. 2019-RSO7 AS†	1.608% (1 Mo. LIBOR + 1.50%	)#	4/15/2036	100	100,341
Fontainebleau Miami Beach Trust 2019-FBLU A†	3.144%		12/10/2036	614	651,048
Fontainebleau Miami Beach Trust 2019-FBLU B†	3.447%		12/10/2036	600	628,178
GCAT Trust 2020-NQM1 A1†	2.247%		1/25/2060	112	114,528
Great Wolf Trust 2019-WOLF A†	1.146% (1 Mo. LIBOR + 1.03%	)#	12/15/2036	512	512,745
GS Mortgage Securities Corp. Trust 2018-RIVR A†	1.062% (1 Mo. LIBOR + .95%	)#	7/15/2035	100	99,901
GS Mortgage Securities Corp. Trust 2019-70P B†	1.432% (1 Mo. LIBOR + 1.32%	)#	10/15/2036	813	808,730
GS Mortgage Securities Corp. Trust 2019-70P XCP IO†	0.50%	#(i)	10/15/2036	86,776	51,198
GS Mortgage Securities Corp. Trust 2019-SMP A†	1.262% (1 Mo. LIBOR + 1.15%	)#	8/15/2032	750	750,798
GS Mortgage Securities Corp. Trust 2019-SMP B†	1.612% (1 Mo. LIBOR + 1.50%	)#	8/15/2032	525	524,710
GS Mortgage Securities Corp. Trust 2019-SMP XCP IO†	Zero Coupon	#(i)	8/15/2032	36,803	784
GS Mortgage Securities Trust 2013-G1 A2†	3.557%	#(i)	4/10/2031	154	153,932
GS Mortgage Securities Trust 2014-GC26 C	4.511%	#(i)	11/10/2047	50	47,674

48	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

CORE PLUS BOND FUND February 28, 2021

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
JPMorgan Chase Commercial Mortgage Securities Trust	1.862%		9/15/2029	$269	$259,241	(d)
JPMorgan Chase Commercial Mortgage Securities Trust	2.762%		9/15/2029	325	310,840	(d)
JPMorgan Chase Commercial Mortgage Securities Trust	3.462%		9/15/2029	325	306,963	(d)
JPMorgan Chase Commercial Mortgage Securities Trust	4.462%		9/15/2029	325	303,292	(d)
JPMorgan Chase Commercial Mortgage Securities Trust	5.462%		9/15/2029	325	300,154	(d)
JPMorgan Chase Commercial Mortgage Securities Trust 2012-C8 A3	2.829%		10/15/2045	7	7,459
JPMorgan Chase Commercial Mortgage Securities Trust 2014-DSTY D†	3.805%	#(i)	6/10/2027	100	13,560
JPMorgan Chase Commercial Mortgage Securities Trust 2015-C30 C	4.267%	#(i)	7/15/2048	10	10,744
JPMorgan Chase Commercial Mortgage Securities Trust 2017-MARK A†	3.392%		6/5/2032	275	275,258
JPMorgan Chase Commercial Mortgage Securities Trust 2018-LAQ B†	1.412% (1 Mo. LIBOR + 1.30%	)#	6/15/2032	294	294,241
JPMorgan Chase Commercial Mortgage Securities Trust 2018-LAQ C†	1.712% (1 Mo. LIBOR + 1.60%	)#	6/15/2032	30	29,671
JPMorgan Chase Commercial Mortgage Securities Trust 2018-MINN†	2.02% (1 Mo. LIBOR + 1.02%	)#	11/15/2035	10	10,002
JPMorgan Chase Commercial Mortgage Securities Trust 2018-MINN B†	2.35% (1 Mo. LIBOR + 1.35%	)#	11/15/2035	10	9,443
JPMorgan Chase Commercial Mortgage Securities Trust 2018-WPT AFL†	1.063% (1 Mo. LIBOR + .95%	)#	7/5/2033	10	9,696
JPMorgan Chase Commercial Mortgage Securities Trust 2018-WPT BFL†	1.363% (1 Mo. LIBOR + 1.25%	)#	7/5/2033	26	26,062
JPMorgan Chase Commercial Mortgage Securities Trust 2018-WPT BFX†	4.549%		7/5/2033	10	10,613
JPMorgan Chase Commercial Mortgage Securities Trust 2018-WPT CFX†	4.95%		7/5/2033	10	10,599
LoanCore Issuer Ltd. 2019-CRE3 A†	1.162% (1 Mo. LIBOR + 1.05%	)#	4/15/2034	810	811,784

See Notes to Schedule of Investments.	49

Schedule of Investments (unaudited)(continued)

CORE PLUS BOND FUND February 28, 2021

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Motel 6 Trust 2017-MTL6 E†	3.362% (1 Mo. LIBOR + 3.25%	)#	8/15/2034	$28	$28,213
Natixis Commercial Mortgage Securities Trust 2018-285M A†	3.79%	#(i)	11/15/2032	50	51,873
Natixis Commercial Mortgage Securities Trust 2018-285M B†	3.79%	#(i)	11/15/2032	50	51,746
Natixis Commercial Mortgage Securities Trust 2019-1776 XCP IO†	0.532%	#(i)	10/15/2036	36,272	159,960
New Residential Mortgage Loan Trust 2020-NQM1 A1†	2.464%	#(i)	1/26/2060	83	85,307
PFP Ltd. 2019-6 B†	1.806% (1 Mo. LIBOR + 1.70%	)#	4/14/2037	500	500,027
PFP Ltd. 2019-6 C†	2.206% (1 Mo. LIBOR + 2.10%	)#	4/14/2037	332	332,003
Prima Capital CRE Securitization Ltd. 2019-RK1 AG†	4.00%		4/15/2038	165	170,754
Prima Capital CRE Securitization Ltd. 2019-RK1 AT†	4.45%		4/15/2038	100	100,987
ReadyCap Commercial Mortgage Trust 2018-4 A†	3.39%		2/27/2051	15	15,224
ReadyCap Commercial Mortgage Trust 2019-6 A†	2.833%		10/25/2052	830	848,533
Residential Mortgage Loan Trust 2020-1 A1†	2.376%	#(i)	2/25/2024	76	77,639
RETL 2019-RVP C†	2.212% (1 Mo. LIBOR + 2.10%	)#	3/15/2036	58	58,333
SG Commercial Mortgage Securities Trust 2019-787E IO†	0.305%	#(i)	2/15/2041	1,217	29,124
Starwood Mortgage Residential Trust 2020-1 A1†	2.275%	#(i)	2/25/2050	139	142,499
Verus Securitization Trust 2020-1 A1†	2.417%		1/25/2060	306	312,231
Verus Securitization Trust 2020-5 A1†	1.218%		5/25/2065	623	625,512
Vista Point Securitization Trust 2020-2 A1†	1.475%	#(i)	4/25/2065	401	403,842
VMC Finance LLC 2019-FL3 A†	1.208% (1 Mo. LIBOR + 1.10%	)#	9/15/2036	1,538	1,540,380
Wells Fargo Commercial Mortgage Trust 2013-LC12 B	4.274%	#(i)	7/15/2046	494	492,115
Wells Fargo Commercial Mortgage Trust 2015-C28 D	4.094%	#(i)	5/15/2048	60	58,656
Wells Fargo Commercial Mortgage Trust 2016-C35 C	4.176%	#(i)	7/15/2048	1,270	1,259,054

50	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

CORE PLUS BOND FUND February 28, 2021

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Wells Fargo Commercial Mortgage Trust 2017-C41 AS	3.785%	#(i)	11/15/2050	$146	$161,143
Wells Fargo Commercial Mortgage Trust 2017-HSDB A†	0.962% (1 Mo. LIBOR + .85%	)#	12/13/2031	200	196,874
West Town Mall Trust 2017-KNOX A†	3.823%		7/5/2030	97	97,607
WF-RBS Commercial Mortgage Trust 2012-C8 C	4.885%	#(i)	8/15/2045	50	50,831
WF-RBS Commercial Mortgage Trust 2013-C12 B	3.863%	#(i)	3/15/2048	25	26,213
WF-RBS Commercial Mortgage Trust 2013-C12 C	4.317%	#(i)	3/15/2048	50	51,205
Total Non-Agency Commercial Mortgage-Backed Securities (cost $26,096,728)					25,493,552

U.S. TREASURY OBLIGATIONS 13.17%
U.S. Treasury Bill	Zero Coupon		7/29/2021	8,906	8,904,516
U.S. Treasury Bond	1.125%		5/15/2040	4,470	3,845,510
U.S. Treasury Bond	1.375%		8/15/2050	1,522	1,271,108
U.S. Treasury Bond	1.625%		11/15/2050	2,847	2,532,495
U.S. Treasury Bond	2.375%		11/15/2049	2,131	2,252,700
U.S. Treasury Note	0.375%		11/30/2025	8,564	8,444,572
U.S. Treasury Note	0.625%		8/15/2030	8,306	7,757,025
U.S. Treasury Note	1.125%		2/29/2028	4,389	4,360,883
Total U.S. Treasury Obligations (cost $40,702,883)					39,368,809
Total Long-Term Investments (cost $310,340,185)					313,446,026

SHORT-TERM INVESTMENT 3.61%

REPURCHASE AGREEMENT
Repurchase Agreement dated 2/26/2021, 0.00% due 3/1/2021 with Fixed Income Clearing Corp. collateralized by $11,027,800 of U.S. Treasury Note at 0.125% due 11/30/2022; value: $11,020,789; proceeds: $10,804,671 (cost $10,804,671)				10,805	10,804,671
Total Investments in Securities 108.43% (cost $321,144,856)					324,250,697
Liabilities in Excess of Cash, Foreign Cash and Other Assets(j) (8.43%)					(25,216,696)
Net Assets 100.00%					$299,034,001

CAD	Canadian dollar.
EUR	Euro.
CMT	Constant Maturity Rate.
IO	Interest Only.
LIBOR	London Interbank Offered Rate.
PIK	Payment-in-kind.
SOFR	Secured Over Night Financing Rate.

See Notes to Schedule of Investments.	51

Schedule of Investments (unaudited)(continued)

CORE PLUS BOND FUND February 28, 2021

†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers. At February 28, 2021, the total value of Rule 144A securities was $129,128,988, which represents 43.18% of net assets.
#	Variable rate security. The interest rate represents the rate in effect at February 28, 2021.
(a)	Securities purchased on a when-issued basis.
(b)	Variable Rate is Fixed to Float: Rate remains fixed or at Zero Coupon until designated future date.
(c)	Investment in non-U.S. dollar denominated securities.
(d)	Level 3 Investment as described in Note 2(b) in the Notes to Financials. Security valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 investments.
(e)	Foreign security traded in U.S. dollars.
(f)	Security is perpetual in nature and has no stated maturity.
(g)	Floating Rate Loans in which the Fund invests generally pay interest at rates which are periodically re-determined at a margin above the London Interbank Offered Rate (“LIBOR”) or the prime rate offered by major U.S. banks. The rate(s) shown is the rate(s) in effect at February 28, 2021.
(h)	To-be-announced (“TBA”). Security purchased on a forward commitment basis with an approximate principal and maturity date. Actual principal and maturity will be determined upon settlement when the specific mortgage pools are assigned.
(i)	Interest rate is based on the weighted average interest rates of the underlying mortgages within the mortgage pool.
(j)	Liabilities in Excess of Cash, Foreign Cash and Other Assets include net unrealized appreciation/depreciation on forward foreign currency exchange contracts and futures contracts as follows:

Open Forward Foreign Currency Exchange Contracts at February 28, 2021:

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation
Euro	Sell	J.P. Morgan	3/4/2021	123,000	$149,107	$148,412	$695

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Depreciation
Canadian dollar	Sell	State Street Bank and Trust	3/15/2021	147,000	$ 115,271	$ 115,516	$(245)
Canadian dollar	Sell	Morgan Stanley	4/20/2021	776,000	609,665	609,825	(160)
Unrealized Depreciation on Forward Foreign Currency Exchange Contracts							$(405)

52	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

CORE PLUS BOND FUND February 28, 2021

Open Futures Contracts at February 28, 2021:

				Notional	Notional	Unrealized
Type	Expiration	Contracts	Position	Amount	Value	Appreciation
U.S. 10-Year Treasury Note	June 2021	33	Short	$(4,417,303)	$(4,379,719)	$37,584
U.S. 10-Year Ultra Treasury Note	June 2021	174	Short	(25,864,105)	(25,637,812)	226,293
U.S. Ultra Treasury Bond	June 2021	62	Long	11,720,066	11,721,875	1,809
Total Unrealized Appreciation on Open Futures Contracts						$265,686

				Notional	Notional	Unrealized
Type	Expiration	Contracts	Position	Amount	Value	Depreciation
U.S. 2-Year Treasury Note	June 2021	286	Long	$63,182,647	$63,138,969	$(43,678)
U.S. 5-Year Treasury Note	June 2021	62	Long	7,748,656	7,686,063	(62,593)
U.S. Long Bond	June 2021	105	Long	16,812,235	16,717,969	(94,266)
Total Unrealized Depreciation on Open Futures Contracts						$(200,537)

The following is a summary of the inputs used as of February 28, 2021 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Asset-Backed Securities
Other	$–	$24,414,122	$600,579	$25,014,701
Remaining Industries	–	33,087,207	–	33,087,207
Corporate Bonds	–	146,716,435	–	146,716,435
Floating Rate Loans	–	2,246,221	–	2,246,221
Foreign Government Obligations	–	8,787,212	–	8,787,212
Government Sponsored Enterprises Collateralized Mortgage Obligation	–	10,142	–	10,142
Government Sponsored Enterprises Pass-Throughs	–	30,036,686	–	30,036,686
Municipal Bonds	–	2,685,061	–	2,685,061
Non-Agency Commercial Mortgage-Backed Securities	–	23,813,607	1,679,945	25,493,552
U.S. Treasury Obligations	–	39,368,809	–	39,368,809
Short-Term Investment
Repurchase Agreement	–	10,804,671	–	10,804,671
Total	$–	$321,970,173	$2,280,524	$324,250,697
Other Financial Instruments
Forward Foreign Currency Exchange Contracts
Assets	$–	$695	$–	$695
Liabilities	–	(405)	–	(405)
Futures Contracts
Assets	265,686	–	–	265,686
Liabilities	(200,537)	–	–	(200,537)
Total	$65,149	$290	$–	$65,439

See Notes to Schedule of Investments.	53

Schedule of Investments (unaudited)(concluded)

CORE PLUS BOND FUND February 28, 2021

(1)	Refer to Note 2(b) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy. Each level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.
A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets.

The following is a reconciliation of investments with unobservable inputs (Level 3) that were used in determining fair value:

Investment Type	Asset-Backed Securities	Non-Agency Commercial Mortgage-Backed Securities
Balance as of November 1, 2020	$718,162	$2,280,591
Accrued Discounts (Premiums)	–	–
Realized Gain (Loss)	–	–
Change in Unrealized Appreciation (Depreciation)	(605)	30,960
Purchases	–	–
Sales	–	(56,185)
Transfers into Level 3	–	–
Transfers out of Level 3	(116,978)	(575,421)
Balance as of February 28, 2021	$600,579	$1,679,945
Change in unrealized appreciation/depreciation for the period ended February 28, 2021, related to Level 3 investments held at February 28, 2021	$(605)	$30,960

54	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

CORPORATE BOND FUND February 28, 2021

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
LONG-TERM INVESTMENTS 100.25%

ASSET-BACKED SECURITIES 0.22%

Other
Hardee’s Funding LLC 2018-1A A2II† (cost $24,437)	4.959%		6/20/2048	$24	$26,161

CORPORATE BONDS 85.91%

Aerospace/Defense 1.19%
Boeing Co. (The)	3.60%		5/1/2034	22	22,644
Boeing Co. (The)	5.705%		5/1/2040	10	12,615
Boeing Co. (The)	5.805%		5/1/2050	49	63,306
Boeing Co. (The)	5.93%		5/1/2060	32	42,098
Total					140,663

Air Transportation 0.07%
American Airlines 2014-1 Class B Pass-Through Trust	4.375%		4/01/2024	9	8,664

Automotive 0.92%
General Motors Co.	6.75%		4/1/2046	78	108,659

Banks: Regional 14.79%
Bank of America Corp.	3.593% (3 Mo. LIBOR + 1.37%	)#	7/21/2028	274	306,184
Bank of Montreal (Canada)(a)	3.803% (5 Yr. Swap rate + 1.43%	)#	12/15/2032	45	50,554
Citigroup, Inc.	3.106% (SOFR + 2.84%	)#	4/8/2026	25	26,901
Citigroup, Inc.	3.668% (3 Mo. LIBOR + 1.39%	)#	7/24/2028	170	189,352
Comerica, Inc.	4.00%		2/1/2029	46	52,937
Goldman Sachs Group, Inc. (The)	4.25%		10/21/2025	110	124,144
Goldman Sachs Group, Inc. (The)	6.75%		10/1/2037	40	58,421
HSBC USA, Inc.	9.30%		6/1/2021	23	23,510
JPMorgan Chase & Co.	8.00%		4/29/2027	120	165,485
Macquarie Bank Ltd. (Australia)†(a)	6.625%		4/7/2021	60	60,360
Morgan Stanley	3.875%		1/27/2026	90	101,366
Morgan Stanley	4.431% (3 Mo. LIBOR + 1.63%	)#	1/23/2030	56	65,622
Morgan Stanley	5.00%		11/24/2025	5	5,843

See Notes to Schedule of Investments.	55

Schedule of Investments (unaudited)(continued)

CORPORATE BOND FUND February 28, 2021

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Banks: Regional (continued)
SVB Financial Group	1.80%		2/2/2031	$34	$32,781
Toronto-Dominion Bank (The) (Canada)(a)	3.625% (5 Yr. Swap rate + 2.21%	)#	9/15/2031	20	22,253
UBS AG (Switzerland)(a)	5.125%		5/15/2024	200	221,312
Webster Financial Corp.	4.10%		3/25/2029	19	20,779
Wells Fargo & Co.	2.188% (SOFR + 2.00%	)#	4/30/2026	85	88,573
Wells Fargo & Co.	2.393% (SOFR + 2.10%	)#	6/2/2028	25	25,988
Westpac Banking Corp. (Australia)(a)	2.65%		1/16/2030	15	16,160
Westpac Banking Corp. (Australia)(a)	4.11% (5 Yr Treasury CMT + 2.00%	)#	7/24/2034	44	48,583
Westpac Banking Corp. (Australia)(a)	4.322% (5 Yr. Swap rate + 2.24%	)#	11/23/2031	41	46,062
Total					1,753,170

Beverages 1.63%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc.	4.70%		2/1/2036	50	60,094
Anheuser-Busch InBev Worldwide, Inc.	4.75%		1/23/2029	50	59,180
Anheuser-Busch InBev Worldwide, Inc.	8.20%		1/15/2039	45	73,822
Total					193,096

Biotechnology Research & Production 2.05%
Biogen, Inc.	2.25%		5/1/2030	60	60,105
Gilead Sciences, Inc.	4.15%		3/1/2047	75	85,755
Regeneron Pharmaceuticals, Inc.	1.75%		9/15/2030	40	37,981
Royalty Pharma plc†	2.20%		9/2/2030	60	59,133
Total					242,974

Building Materials 1.14%
Boral Finance Pty Ltd. (Australia)†(a)	3.00%		11/1/2022	18	18,504
Carrier Global Corp.	2.70%		2/15/2031	20	20,647
Carrier Global Corp.	3.577%		4/5/2050	20	20,637
Owens Corning, Inc.	4.30%		7/15/2047	20	22,810
Vulcan Materials Co.	0.875% (3 Mo. LIBOR + .65%	)#	3/1/2021	52	52,000
Total					134,598

56	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

CORPORATE BOND FUND February 28, 2021

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Business Services 0.92%
CoStar Group, Inc.†	2.80%		7/15/2030	$30	$30,321
Global Payments, Inc.	2.90%		5/15/2030	11	11,497
Global Payments, Inc.	3.20%		8/15/2029	44	47,040
Pepperdine University	3.301%		12/1/2059	19	19,856
Total					108,714

Chemicals 0.13%
Albemarle Corp.	1.244% (3 Mo. LIBOR + 1.05%	)#	11/15/2022	15	14,985

Computer Hardware 1.52%
Dell International LLC/EMC Corp.†	6.02%		6/15/2026	82	98,356
Dell International LLC/EMC Corp.†	8.35%		7/15/2046	22	33,726
Leidos Holdings, Inc.	5.95%		12/1/2040	30	36,720
Leidos, Inc.†	4.375%		5/15/2030	10	11,372
Total					180,174

Computer Software 1.09%
Oracle Corp.	6.125%		7/8/2039	90	128,845

Construction/Homebuilding 0.58%
NVR, Inc.	3.00%		5/15/2030	44	46,829
PulteGroup, Inc.	7.875%		6/15/2032	15	21,626
Total					68,455

Drugs 2.32%
AbbVie, Inc.	4.25%		11/21/2049	75	86,884
AbbVie, Inc.	4.875%		11/14/2048	15	19,096
AstraZeneca plc (United Kingdom)(a)	6.45%		9/15/2037	38	56,450
Bayer Corp.†	6.65%		2/15/2028	28	35,862
Cigna Corp.	4.80%		7/15/2046	25	31,108
Cigna Corp.	6.125%		11/15/2041	32	45,135
Total					274,535

Electric: Power 10.27%
Ausgrid Finance Pty Ltd. (Australia)†(a)	4.35%		8/1/2028	46	52,227
Avista Corp.	4.35%		6/1/2048	21	25,462
Cleco Corporate Holdings LLC	4.973%		5/1/2046	28	32,494
Cleco Power LLC	6.00%		12/1/2040	20	25,722
DTE Energy Co.	6.375%		4/15/2033	32	43,924
Duquesne Light Holdings, Inc.†	2.532%		10/1/2030	55	54,941

See Notes to Schedule of Investments.	57

Schedule of Investments (unaudited)(continued)

CORPORATE BOND FUND February 28, 2021

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Electric: Power (continued)
El Paso Electric Co.	5.00%	12/1/2044	$10	$11,603
El Paso Electric Co.	6.00%	5/15/2035	15	20,370
Emera US Finance LP	4.75%	6/15/2046	35	41,051
Exelon Generation Co. LLC	5.60%	6/15/2042	76	85,347
FirstEnergy Transmission LLC†	4.55%	4/1/2049	10	11,292
Georgia Power Co.	4.75%	9/1/2040	20	24,565
Interstate Power & Light Co.	4.70%	10/15/2043	10	12,103
IPALCO Enterprises, Inc.†	4.25%	5/1/2030	39	44,051
ITC Holdings Corp.	3.35%	11/15/2027	25	27,612
Liberty Utilities Finance GP 1†	2.05%	9/15/2030	21	20,578
Mississippi Power Co.	4.25%	3/15/2042	45	51,774
Monongahela Power Co.†	4.10%	4/15/2024	25	26,885
New York State Electric & Gas Corp.†	3.30%	9/15/2049	22	22,504
NRG Energy, Inc.†	2.45%	12/2/2027	10	10,113
NRG Energy, Inc.†	4.45%	6/15/2029	44	48,945
Oglethorpe Power Corp.	5.95%	11/1/2039	55	70,272
Ohio Edison Co.	8.25%	10/15/2038	33	51,364
Oklahoma Gas & Electric Co.	5.25%	5/15/2041	18	23,333
Pacific Gas and Electric Co.	4.55%	7/1/2030	120	133,958
Progress Energy, Inc.	7.75%	3/1/2031	24	34,643
Puget Energy, Inc.	4.10%	6/15/2030	40	44,753
Puget Energy, Inc.	5.625%	7/15/2022	14	14,791
Puget Energy, Inc.	6.00%	9/1/2021	10	10,275
Puget Sound Energy, Inc.	5.764%	7/15/2040	18	24,608
San Diego Gas & Electric Co.	1.914%	2/1/2022	2	2,150
Southwestern Public Service Co.	3.15%	5/1/2050	12	12,243
Southwestern Public Service Co.	4.50%	8/15/2041	25	30,345
Tampa Electric Co.	6.15%	5/15/2037	12	16,635
Vistra Operations Co. LLC†	3.55%	7/15/2024	50	53,799
Total				1,216,732

Electrical Equipment 1.40%
Broadcom, Inc.	4.75%	4/15/2029	111	127,294
NXP BV/NXP Funding LLC (Netherlands)†(a)	3.15%	5/1/2027	36	38,966
Total				166,260

58	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

CORPORATE BOND FUND February 28, 2021

Investments	Interest Rate		Maturity Date		Principal Amount (000)	Fair Value
Electronics 0.49%
FLIR Systems, Inc.	2.50%		8/1/2030		$30	$30,965
Trimble, Inc.	4.75%		12/1/2024		14	15,844
Trimble, Inc.	4.90%		6/15/2028		10	11,800
Total						58,609

Financial Services 3.55%
Air Lease Corp.	3.125%		12/1/2030		55	55,305
Aircastle Ltd.†	2.85%		1/26/2028		30	28,981
Aircastle Ltd.	4.25%		6/15/2026		62	65,923
Ally Financial, Inc.	8.00%		11/1/2031		33	47,292
Aviation Capital Group LLC†	1.95%		1/30/2026		6	5,908
Avolon Holdings Funding Ltd. (Ireland)†(a)	4.25%		4/15/2026		50	52,894
Avolon Holdings Funding Ltd. (Ireland)†(a)	5.125%		10/1/2023		7	7,513
Brightsphere Investment Group, Inc.	4.80%		7/27/2026		26	28,460
Charles Schwab Corp. (The)	5.375% (5 Yr Treasury CMT + 4.97%	)#	–	(b)	16	17,480
Neuberger Berman Group LLC/Neuberger Berman Finance Corp.†	4.50%		3/15/2027		30	33,520
Neuberger Berman Group LLC/Neuberger Berman Finance Corp.†	4.875%		4/15/2045		26	28,215
Park Aerospace Holdings Ltd. (Ireland)†(a)	5.50%		2/15/2024		45	49,013
Total						420,504

Food 0.98%
Kraft Heinz Foods Co.	4.375%		6/1/2046		18	19,656
Kraft Heinz Foods Co.	4.875%		10/1/2049		17	19,935
Sysco Corp.	6.60%		4/1/2040		16	22,826
Sysco Corp.	6.60%		4/1/2050		36	53,433
Total						115,850

Health Care Products 1.52%
Abbott Laboratories	4.75%		11/30/2036		60	78,056
Boston Scientific Corp.	2.65%		6/1/2030		53	54,938
Zimmer Biomet Holdings, Inc.	5.75%		11/30/2039		35	47,140
Total						180,134

Health Care Services 3.08%
Anthem, Inc.	2.25%		5/15/2030		77	77,681
CommonSpirit Health	3.347%		10/1/2029		54	58,369
Fresenius Medical Care US Finance II, Inc.†	4.75%		10/15/2024		19	21,295

See Notes to Schedule of Investments.	59

Schedule of Investments (unaudited)(continued)

CORPORATE BOND FUND February 28, 2021

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Health Care Services (continued)
HCA, Inc.	5.50%	6/15/2047	$51	$65,267
Mount Sinai Hospitals Group, Inc.	3.737%	7/1/2049	26	28,330
New York and Presbyterian Hospital (The)	3.954%	8/1/2119	30	33,229
Northwell Healthcare, Inc.	3.979%	11/1/2046	27	29,707
NYU Langone Hospitals	4.368%	7/1/2047	22	26,035
NYU Langone Hospitals	4.784%	7/1/2044	7	8,940
Seattle Children’s Hospital	2.719%	10/1/2050	17	16,212
Total				365,065

Insurance 4.02%
Alleghany Corp.	3.625%	5/15/2030	30	33,529
Assurant, Inc.	3.70%	2/22/2030	52	57,706
Brown & Brown, Inc.	2.375%	3/15/2031	9	9,019
CNO Financial Group, Inc.	5.25%	5/30/2025	65	74,857
Hanover Insurance Group, Inc. (The)	2.50%	9/1/2030	8	8,186
Hanover Insurance Group, Inc. (The)	4.50%	4/15/2026	19	21,889
Kemper Corp.	2.40%	9/30/2030	35	34,705
New York Life Insurance Co.†	4.45%	5/15/2069	29	36,164
Protective Life Corp.	8.45%	10/15/2039	33	50,450
Securian Financial Group, Inc.†	4.80%	4/15/2048	21	24,429
Selective Insurance Group, Inc.	5.375%	3/1/2049	39	47,884
Teachers Insurance & Annuity Association of America†	4.90%	9/15/2044	50	64,285
Transatlantic Holdings, Inc.	8.00%	11/30/2039	9	13,842
Total				476,945

Machinery: Agricultural 1.62%
Altria Group, Inc.	5.95%	2/14/2049	65	83,171
BAT Capital Corp.	3.222%	8/15/2024	20	21,508
BAT Capital Corp.	3.557%	8/15/2027	20	21,732
BAT Capital Corp.	4.39%	8/15/2037	59	63,070
BAT Capital Corp.	4.70%	4/2/2027	2	2,294
Total				191,775

Machinery: Industrial/Specialty 0.88%
CNH Industrial Capital LLC	4.875%	4/1/2021	5	5,018
IDEX Corp.	3.00%	5/1/2030	30	31,896
nVent Finance Sarl (Luxembourg)(a)	4.55%	4/15/2028	25	26,658
Westinghouse Air Brake Technologies Corp.	4.95%	9/15/2028	35	41,185
Total				104,757

60	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

CORPORATE BOND FUND February 28, 2021

Investments	Interest Rate		Maturity Date		Principal Amount (000)	Fair Value
Manufacturing 1.22%
General Electric Co.	3.521% (3 Mo. LIBOR + 3.33%	)#	–	(b)	$120	$114,534
Pentair Finance Sarl (Luxembourg)(a)	3.15%		9/15/2022		30	30,590
Total						145,124

Media 3.27%
Charter Communications Operating LLC/Charter Communications Operating Capital	6.484%		10/23/2045		116	155,818
Comcast Corp.	4.95%		10/15/2058		55	74,918
Cox Communications, Inc.†	8.375%		3/1/2039		33	56,154
NBCUniversal Enterprise, Inc.†	5.25%		–	(b)	100	101,125
Total						388,015

Metal Fabricating 0.27%
Valmont Industries, Inc.	5.25%		10/1/2054		28	32,315

Metals & Minerals: Miscellaneous 0.62%
Glencore Finance Canada Ltd. (Canada)†(a)	5.55%		10/25/2042		37	44,803
Kinross Gold Corp.(Canada)(a)	4.50%		7/15/2027		25	28,603
Total						73,406

Natural Gas 1.67%
National Fuel Gas Co.	3.95%		9/15/2027		54	58,100
National Fuel Gas Co.	7.395%		3/30/2023		15	16,474
NiSource, Inc.	5.95%		6/15/2041		26	35,026
Piedmont Natural Gas Co., Inc.	3.64%		11/1/2046		25	27,006
Piedmont Natural Gas Co., Inc.	4.10%		9/18/2034		19	21,815
Southwest Gas Corp.	4.15%		6/1/2049		34	39,359
Total						197,780

Oil 6.38%
Apache Corp.	5.10%		9/1/2040		15	15,333
Canadian Natural Resources Ltd. (Canada)(a)	7.20%		1/15/2032		31	41,975
Cimarex Energy Co.	4.375%		3/15/2029		50	56,194
Continental Resources, Inc.	4.90%		6/1/2044		40	40,063
Continental Resources, Inc.	5.00%		9/15/2022		21	21,021
Diamondback Energy, Inc.	2.875%		12/1/2024		30	31,793
Diamondback Energy, Inc.	3.50%		12/1/2029		15	15,781
Diamondback Energy, Inc.	4.75%		5/31/2025		9	10,151

See Notes to Schedule of Investments.	61

Schedule of Investments (unaudited)(continued)

CORPORATE BOND FUND February 28, 2021

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Oil (continued)
Diamondback Energy, Inc.	5.375%		5/31/2025	$40	$41,378
Eni USA, Inc.	7.30%		11/15/2027	50	65,794
Equinor ASA (Norway)(a)	7.15%		11/15/2025	26	32,831
Helmerich & Payne, Inc.	4.65%		3/15/2025	65	72,290
Hess Corp.	5.60%		2/15/2041	50	60,081
Hess Corp.	5.80%		4/1/2047	6	7,510
Patterson-UTI Energy, Inc.	3.95%		2/1/2028	31	29,471
Shell International Finance BV (Netherlands)(a)	6.375%		12/15/2038	55	80,356
Suncor Energy Ventures Corp. (Canada)†(a)	4.50%		4/1/2022	10	10,425
Suncor Energy Ventures Corp. (Canada)†(a)	9.40%		9/1/2021	5	5,164
Suncor Energy, Inc. (Canada)(a)	7.875%		6/15/2026	23	29,281
Viper Energy Partners LP†	5.375%		11/1/2027	65	68,534
WPX Energy, Inc.	4.50%		1/15/2030	20	21,286
Total					756,712

Oil: Crude Producers 2.32%
Enbridge Energy Partners LP	7.50%		4/15/2038	28	39,479
MPLX LP	1.33% (3 Mo. LIBOR + 1.10%	)#	9/9/2022	25	25,017
NGPL PipeCo LLC†	4.875%		8/15/2027	58	66,118
Sabal Trail Transmission LLC†	4.246%		5/1/2028	35	39,721
Sabine Pass Liquefaction LLC	5.875%		6/30/2026	88	105,012
Total					275,347

Oil: Integrated Domestic 0.79%
Halliburton Co.	7.45%		9/15/2039	31	44,204
NOV, Inc.	3.95%		12/1/2042	50	48,911
Total					93,115

Real Estate 5.61%
Alexandria Real Estate Equities, Inc.	2.00%		5/18/2032	14	13,674
American Campus Communities Operating Partnership LP	3.875%		1/30/2031	25	27,772
American Homes 4 Rent LP	4.25%		2/15/2028	23	25,859
American Homes 4 Rent LP	4.90%		2/15/2029	30	35,132
EPR Properties	4.95%		4/15/2028	59	60,818
Equinix, Inc.	1.55%		3/15/2028	21	20,629
Equinix, Inc.	5.375%		5/15/2027	50	54,039
GLP Capital LP/GLP Financing II, Inc.	5.25%		6/1/2025	75	84,804
Goodman US Finance Three LLC†	3.70%		3/15/2028	40	43,426

62	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

CORPORATE BOND FUND February 28, 2021

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Real Estate (continued)
Healthcare Realty Trust, Inc.	3.625%	1/15/2028	$26	$28,617
Healthcare Realty Trust, Inc.	3.875%	5/1/2025	31	33,941
Physicians Realty LP	3.95%	1/15/2028	11	11,983
SL Green Realty Corp.	4.50%	12/1/2022	72	75,813
VEREIT Operating Partnership LP	4.875%	6/1/2026	55	63,917
WEA Finance LLC†	2.875%	1/15/2027	52	52,858
Weyerhaeuser Co.	8.50%	1/15/2025	25	31,814
Total				665,096

Retail 0.73%
McDonald’s Corp.	6.30%	10/15/2037	60	86,815

Steel 0.13%
Steel Dynamics, Inc.	5.00%	12/15/2026	15	15,838

Technology 0.58%
E*TRADE Financial Corp.	3.80%	8/24/2027	24	27,205
E*TRADE Financial Corp.	4.50%	6/20/2028	9	10,504
Expedia Group, Inc.†(c)	2.95%	3/15/2031	31	30,717
Total				68,426

Telecommunications 4.43%
AT&T, Inc.	3.65%	6/1/2051	25	24,274
AT&T, Inc.	4.30%	2/15/2030	268	307,579
Orange SA (France)(a)	9.00%	3/1/2031	45	71,519
T-Mobile USA, Inc.†	3.75%	4/15/2027	110	121,277
Total				524,649

Transportation: Miscellaneous 1.73%
Burlington Northern Santa Fe LLC	5.75%	5/1/2040	42	59,029
Canadian Pacific Railway Co. (Canada)(a)	7.125%	10/15/2031	28	40,753
Canadian Pacific Railway Co. (Canada)(a)	9.45%	8/1/2021	10	10,386
CSX Corp.	6.00%	10/1/2036	35	49,286
CSX Transportation, Inc.	7.875%	5/15/2043	8	13,366
Huntington Ingalls Industries, Inc.	3.844%	5/1/2025	29	31,992
Total				204,812
Total Corporate Bonds (cost $9,935,631)				10,181,613

See Notes to Schedule of Investments.	63

Schedule of Investments (unaudited)(continued)

CORPORATE BOND FUND February 28, 2021

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
FLOATING RATE LOANS(d) 1.96%

Business Services 0.29%
Nutrition & Biosciences, Inc. 3 Year Delayed Draw Term Loan	2.313% (3 Mo. LIBOR + 2.13%	)	1/17/2023	$7	$7,467	(e)
Nutrition & Biosciences, Inc. 5 Year Delayed Draw Term Loan	2.313% (3 Mo. LIBOR + 2.13%	)	1/17/2025	27	27,069
Total					34,536

Retail 0.53%
Murphy USA, Inc.Term Loan B	2.25% (1 Mo. LIBOR + 1.75%	)	1/31/2028	63	63,251	(e)

Technology 0.84%
Comcast Hulu Holdings, LLC Term Loan A	–	(f)	3/15/2024	100	99,500	(e)

Transportation: Miscellaneous 0.30%
XPO Logistics, Inc. 2018 Term Loan B	–	(f)	2/24/2025	35	35,051
Total Floating Rate Loans (cost $231,942)					232,338

MUNICIPAL BONDS 3.68%

Miscellaneous
California State University	3.899%		11/1/2047	25	29,565
City & County of Denver CO Airport System Revenue	2.767%		11/15/2035	25	25,719
City of Chicago IL	6.314%		1/1/2044	20	24,141
County of Miami-Dade FL	2.786%		10/1/2037	10	10,070
Los Angeles Unif Sch Dist, CA	5.75%		7/1/2034	25	34,223
Massachusetts School Building Authority	2.95%		5/15/2043	45	45,561
Metropolitan Government Nashville & Davidson Count	3.019%		8/1/2040	40	41,044
Metropolitan Transportation Authority	6.668%		11/15/2039	20	27,754
Miami-Dade Cnty, FL	4.28%		10/1/2041	25	27,477
New Jersey Transportation Trust Fund Authority	4.131%		6/15/2042	15	16,321
New York City Transitional Finance Authority Futur	1.95%		8/1/2034	50	48,588
Oregon State University (BAM)	3.424%		3/1/2060	40	41,296
State of California	7.60%		11/1/2040	10	17,320
State of Illinois	4.95%		6/1/2023	4	3,683

64	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

CORPORATE BOND FUND February 28, 2021

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Miscellaneous (continued)
State of Illinois	5.10%	6/1/2033	$25	$27,948
University of California Bond of Regents	3.006%	5/15/2050	15	15,395
Total Municipal Bonds (cost $429,361)				436,105

U.S. TREASURY OBLIGATIONS 8.48%
U.S. Treasury Bond	1.125%	5/15/2040	18	15,485
U.S. Treasury Bond	1.625%	11/15/2050	243	216,156
U.S. Treasury Note	0.375%	11/30/2025	373	367,799
U.S. Treasury Note	0.625%	8/15/2030	434	405,315
Total U.S. Treasury Obligations (cost $1,026,596)				1,004,755
Total Long-Term Investments (cost $11,647,967)				11,880,972

SHORT-TERM INVESTMENT 1.94%

REPURCHASE AGREEMENT
Repurchase Agreement dated 2/26/2021, 0.00% due 3/1/2021 with Fixed Income Clearing Corp. collateralized by $234,900 of U.S. Treasury Note at 0.125% due 11/30/2022; value: $234,751; proceeds: $230,106 (cost $230,106)			230	230,106
Total Investments in Securities 102.19% (cost $11,878,073)				12,111,078
Liabilities in Excess of Other Assets(g) (2.19%)				(259,527)
Net Assets 100.00%				$11,851,551

BAM	Insured by — Build America Mutual.
CMT	Constant Maturity Rate.
LIBOR	London Interbank Offered Rate.
SOFR	Secured Over Night Financing Rate.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers. At February 28, 2021, the total value of Rule 144A securities was $1,750,635, which represents 14.77% of net assets.
#	Variable rate security. The interest rate represents the rate in effect at February 28, 2021.
(a)	Foreign security traded in U.S. dollars.
(b)	Security is perpetual in nature and has no stated maturity.
(c)	Securities purchased on a when-issued basis.
(d)	Floating Rate Loans in which the Fund invests generally pay interest at rates which are periodically re-determined at a margin above the London Interbank Offered Rate (“LIBOR”) or the prime rate offered by major U.S. banks. The rate(s) shown is the rate(s) in effect at February 28, 2021.
(e)	Level 3 Investment as described in Note 2(b) in the Notes to Financials. Floating Rate Loans categorized as Level 3 are valued based on a single quotation obtained from a dealer. Accounting principles generally accepted in the United States of America do not require the Fund to create quantitative unobservable inputs that were not developed by the Fund. Therefore, the Fund does not have access to unobservable inputs and cannot disclose such inputs in the valuation.
(f)	Interest rate to be determined.
(g)	Liabilities in Excess of Other Assets include net unrealized appreciation/depreciation on futures contracts as follows:

See Notes to Schedule of Investments.	65

Schedule of Investments (unaudited)(continued)

CORPORATE BOND FUND February 28, 2021

Open Futures Contracts at February 28, 2021:

				Notional	Notional	Unrealized
Type	Expiration	Contracts	Position	Amount	Value	Appreciation
U.S. 10-Year Treasury Note	June 2021	13	Short	$(1,740,150)	$(1,725,344)	$14,806
U.S. Long Bond	June 2021	3	Short	(479,667)	(477,656)	2,011
U.S. Ultra Treasury Bond	June 2021	2	Long	378,067	378,125	58
Total Unrealized Appreciation on Open Futures Contracts						$16,875

				Notional	Notional	Unrealized
Type	Expiration	Contracts	Position	Amount	Value	Depreciation
U.S. 2-Year Treasury Note	June 2021	3	Long	$ 662,841	$ 662,297	$(544)
U.S. 5-Year Treasury Note	June 2021	12	Long	1,499,740	1,487,625	(12,115)
Total Unrealized Depreciation on Open Futures Contracts						$(12,659)

The following is a summary of the inputs used as of February 28, 2021 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Asset-Backed Securities	$–	$26,161	$–	$26,161
Corporate Bonds	–	10,181,613	–	10,181,613
Floating Rate Loans
Business Services	–	27,069	7,467	34,536
Retail	–	–	63,251	63,251
Technology	–	–	99,500	99,500
Transportation: Miscellaneous	–	35,051	–	35,051
Municipal Bonds	–	436,105	–	436,105
U.S. Treasury Obligations	–	1,004,755	–	1,004,755
Short-Term Investment
Repurchase Agreement	–	230,106	–	230,106
Total	$–	$11,940,860	$170,218	$12,111,078
Other Financial Instruments
Futures Contracts
Assets	$16,875	$–	$–	$16,875
Liabilities	(12,659)	–	–	(12,659)
Total	$4,216	$–	$–	$4,216

(1)	Refer to Note 2(b) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy. Each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets.

66	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

CORPORATE BOND FUND February 28, 2021

The following is a reconciliation of investments with unobservable inputs (Level 3) that were used in determining fair value:

Investment Type	Floating Rate Loans
Balance as of December 1, 2020	$–
Accrued Discounts (Premiums)	–
Realized Gain (Loss)	–
Change in Unrealized Appreciation (Depreciation)	275
Purchases	169,943
Sales	–
Transfers into Level 3	–
Transfers out of Level 3	–
Balance as of February 28, 2021	$170,218
Change in unrealized appreciation/depreciation for the period ended February 28, 2021, related to Level 3 investments held at February 28, 2021.	$275

See Notes to Schedule of Investments.	67

Schedule of Investments (unaudited)

FLOATING RATE FUND February 28, 2021

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
LONG-TERM INVESTMENTS 97.32%

ASSET-BACKED SECURITIES 0.44%

Other
Jamestown CLO VII Ltd. 2015-7A CR†	2.818% (3 Mo. LIBOR + 2.60%	)#	7/25/2027	$5,000	$4,993,790
Regatta VI Funding Ltd. 2016-1A DR†	2.924% (3 Mo. LIBOR + 2.70%	)#	7/20/2028	2,534	2,506,122
Signal Peak CLO 4 Ltd. 2017-4A D†	3.265% (3 Mo. LIBOR + 3.05%	)#	10/26/2029	7,052	7,052,066
Signal Peak CLO 5 Ltd. 2017-5A E†	5.868% (3 Mo. LIBOR + 5.65%	)#	4/25/2031	1,050	1,016,140
Sound Point CLO XI Ltd. 2016-1A DR†	3.174% (3 Mo. LIBOR + 2.95%	)#	7/20/2028	8,160	8,038,908
THL Credit Wind River CLO Ltd. 2018-3A D†	3.174% (3 Mo. LIBOR + 2.95%	)#	1/20/2031	1,736	1,719,481
Total Asset-Backed Securities (cost $25,485,976)					25,326,507

				Shares
				(000)
COMMON STOCKS 0.79%

Broadcasting 0.14%
iHeartMedia, Inc. Class A*				580	8,155,929

Manufacturing 0.20%
UTEX Industries, Inc.				298	11,455,097

Service 0.14%
TNT Crane & Rigging, Inc.				529	8,041,966	(a)

Shipping 0.03%
ACBL Holdings Corp.				95	1,904,200	(a)

Specialty Retail 0.28%
Chinos Intermediate				147	515,690
Chinos Intermediate				1,494	15,795,645
Total					16,311,335
Total Common Stocks (cost $51,402,824)					45,868,527

68	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

FLOATING RATE FUND February 28, 2021

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Fair Value
CONVERTIBLE BONDS 1.75%

Gaming/Leisure 0.32%
Booking Holdings, Inc.	0.90%	9/15/2021		$4,871	$5,831,480
Huazhu Group Ltd. (China)(b)	0.375%	11/1/2022		4,226	5,817,334
Peloton Interactive, Inc.†	Zero Coupon	2/15/2026		6,966	6,926,921
Total					18,575,735

Healthcare 0.30%
Bridgebio Pharma, Inc.†	2.25%	2/1/2029		4,754	4,984,911
Canopy Growth Corp.†(c)	4.25%	7/15/2023	CAD	4,630	4,334,031
Insmed, Inc.	1.75%	1/15/2025		$4,239	4,954,102
Insulet Corp.	0.375%	9/1/2026		2,198	2,968,242
Total					17,241,286

Information Technology 0.62%
21Vianet Group, Inc. (China)†(b)	Zero Coupon	2/1/2026		5,497	5,490,361
Five9, Inc.†	0.50%	6/1/2025		3,895	6,018,462
Fiverr International Ltd. (Israel)†(b)	Zero Coupon	11/1/2025		2,075	3,095,693
Lyft, Inc.†	1.50%	5/15/2025		1,725	2,799,840
Q2 Holdings, Inc.	0.75%	6/1/2026		2,729	4,094,087
RingCentral, Inc.†	Zero Coupon	3/1/2025		4,198	5,394,714
Shopify, Inc. (Canada)(b)	0.125%	11/1/2025		4,231	5,397,169
Square, Inc.†	Zero Coupon	5/1/2026		3,175	3,672,683
Total					35,963,009

Manufacturing 0.13%
fuboTV, Inc.†	3.25%	2/15/2026		1,947	2,000,542
Sunrun, Inc.†	Zero Coupon	2/1/2026		5,893	5,786,337
Total					7,786,879

Retail 0.12%
Burlington Stores, Inc.†	2.25%	4/15/2025		2,797	3,867,790
Wayfair, Inc.†	0.625%	10/1/2025		3,140	3,262,582
Total					7,130,372

Service 0.26%
Chegg, Inc.†	Zero Coupon	9/1/2026		5,109	6,068,274
Shift4 Payments, Inc.†	Zero Coupon	12/15/2025		3,612	4,438,426
Uber Technologies, Inc.†	Zero Coupon	12/15/2025		4,034	4,248,040
Total					14,754,740
Total Convertible Bonds (cost $87,047,509)					101,452,021

See Notes to Schedule of Investments.	69

Schedule of Investments (unaudited)(continued)

FLOATING RATE FUND February 28, 2021

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Fair Value
CORPORATE BONDS 12.45%

Aerospace 0.17%
Hawaiian Brand Intellectual Property Ltd./HawaiianMiles Loyalty Ltd.†	5.75%	1/20/2026		$9,648	$10,131,742

Automotive 1.04%
Adient Global Holdings Ltd.†	4.875%	8/15/2026		6,784	6,860,320
American Axle & Manufacturing, Inc.	6.875%	7/1/2028		5,668	6,008,080
Avis Budget Car Rental LLC /Avis Budget Finance, Inc.†(d)	5.375%	3/1/2029		3,500	3,585,313
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.†	6.375%	4/1/2024		5,953	6,046,016
Carvana Co.†	5.875%	10/1/2028		3,323	3,501,611
Ken Garff Automotive LLC†	4.875%	9/15/2028		5,952	6,111,960
Mclaren Finance plc(c)	5.00%	8/1/2022	GBP	8,900	12,023,677
Meritor, Inc.†	4.50%	12/15/2028		$3,118	3,182,309
Patrick Industries, Inc.†	7.50%	10/15/2027		6,565	7,180,469
Real Hero Merger Sub 2, Inc.†	6.25%	2/1/2029		3,765	3,882,656
Winnebago Industries, Inc.†	6.25%	7/15/2028		1,734	1,875,971
Total					60,258,382

Broadcasting 0.02%
Urban One, Inc.†	7.375%	2/1/2028		1,298	1,308,890

Cable/Wireless Video 0.05%
Cablevision Lightpath LLC†	5.625%	9/15/2028		2,779	2,829,369

Chemicals 0.15%
Element Solutions, Inc.†	3.875%	9/1/2028		4,140	4,143,002
FXI Holdings, Inc.†	7.875%	11/1/2024		4,465	4,543,137
Total					8,686,139

Consumer Durables 0.25%
Park River Holdings, Inc.†	5.625%	2/1/2029		3,466	3,402,139
Sotheby’s†	7.375%	10/15/2027		10,300	11,141,407
Total					14,543,546

Consumer Non-Durables 0.27%
Herbalife Nutrition Ltd./HLF Financing, Inc.†	7.875%	9/1/2025		4,150	4,497,563
Sally Holdings LLC/Sally Capital, Inc.†	8.75%	4/30/2025		10,008	11,027,565
Total					15,525,128

70	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

FLOATING RATE FUND February 28, 2021

Investments	Interest Rate		Maturity Date	Principal Amount (000)		Fair Value
Diversified Media 0.60%
AMC Networks, Inc.	4.75%		8/1/2025		$7,474	$7,698,220
Banijay Group SAS†(c)	6.50%		3/1/2026	EUR	6,771	8,053,138
Diamond Sports Group LLC/Diamond Sports Finance Co.†	5.375%		8/15/2026		$26,745	18,947,495
Total						34,698,853

Energy 1.45%
Buckeye Partners LP	6.375% (3 Mo. LIBOR + 4.02%	)#	1/22/2078		11,884	9,677,082
California Resources Corp.†	7.125%		2/1/2026		4,198	4,205,871
Callon Petroleum Co.†	9.00%		4/1/2025		5,780	5,794,450
Centennial Resource Production LLC†	6.875%		4/1/2027		5,767	5,201,113
Comstock Resources, Inc.†(d)	6.75%		3/1/2029		4,050	4,212,000
Comstock Resources, Inc.†	7.50%		5/15/2025		5,604	5,852,678
Hilcorp Energy I LP/Hilcorp Finance Co.†	5.75%		2/1/2029		5,780	5,899,213
Laredo Petroleum, Inc.	9.50%		1/15/2025		9,713	9,245,610
Matador Resources Co.	5.875%		9/15/2026		8,738	8,530,472
New Fortress Energy, Inc.†	6.75%		9/15/2025		7,819	8,125,505
Oceaneering International, Inc.	4.65%		11/15/2024		5,956	5,944,832
Precision Drilling Corp. (Canada)†(b)	7.125%		1/15/2026		5,786	5,623,269
TechnipFMC plc (United Kingdom)†(b)	6.50%		2/1/2026		5,581	5,848,287
Total						84,160,382

Financial 1.46%
Ardonagh Midco 2 plc (United Kingdom)†(b)	11.50%		1/15/2027		6,588	6,994,208
Global Aircraft Leasing Co. Ltd. PIK 7.25%†	6.50%		9/15/2024		13,620	12,276,811
HAT Holdings I LLC/HAT Holdings II LLC†	3.75%		9/15/2030		5,473	5,452,476
HAT Holdings I LLC/HAT Holdings II LLC†	6.00%		4/15/2025		5,268	5,537,985
Jerrold Finco plc†(c)	5.25%		1/15/2027	GBP	4,489	6,370,714
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.†	4.25%		2/1/2027		$5,959	5,765,332
Navient Corp.	6.75%		6/15/2026		5,372	5,758,112
OneMain Finance Corp.	4.00%		9/15/2030		5,207	5,060,996
PHH Mortgage Corp.	7.875%		3/15/2026		7,089	7,052,563
PRA Group, Inc.†	7.375%		9/1/2025		5,455	5,828,204
Quicken Loans LLC/Quicken Loans Co-Issuer, Inc.†	3.625%		3/1/2029		10,308	10,224,247
Vivion Investments Sarl(c)	3.00%		8/8/2024	EUR	7,300	8,512,757
Total						84,834,405

See Notes to Schedule of Investments.	71

Schedule of Investments (unaudited)(continued)

FLOATING RATE FUND February 28, 2021

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Fair Value
Food & Drug 0.10%
Rite Aid Corp.†	7.50%	7/1/2025		$5,550	$5,823,698

Food/Tobacco 0.11%
Petsmart, Inc./Petsmart Finance Corp.†	7.75%	2/15/2029		5,750	6,174,063

Gaming/Leisure 0.77%
Affinity Gaming†	6.875%	12/15/2027		2,439	2,589,913
Carnival Corp.†	7.625%	3/1/2026		3,473	3,655,333
Churchill Downs, Inc.†	4.75%	1/15/2028		6,797	7,071,497
Legends Hospitality Holding Co. LLC / Legends Hospitality Co-Issuer, Inc.†	5.00%	2/1/2026		3,017	3,073,569
Mohegan Gaming & Entertainment†	8.00%	2/1/2026		10,027	9,926,730
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer†	5.875%	10/1/2028		4,581	4,834,329
Pinnacle Bidco plc(c)	6.375%	2/15/2025	GBP	4,000	5,670,987
Royal Caribbean Cruises Ltd.†	11.50%	6/1/2025		$6,860	8,034,775
Total					44,857,133

Healthcare 0.53%
Emergent BioSolutions, Inc.†	3.875%	8/15/2028		5,628	5,717,682
Horizon Therapeutics USA, Inc.†	5.50%	8/1/2027		11,762	12,517,003
Legacy LifePoint Health LLC†	4.375%	2/15/2027		5,159	5,141,356
ModivCare, Inc.†	5.875%	11/15/2025		2,954	3,136,779
US Acute Care Solutions LLC†(d)	6.375%	3/1/2026		4,176	4,275,180
Total					30,788,000

Housing 1.32%
Boise Cascade Co.†	4.875%	7/1/2030		1,976	2,110,022
Brookfield Residential Properties, Inc./Brookfield Residential US Corp. (Canada)†(b)	4.875%	2/15/2030		9,314	9,433,964
Brookfield Residential Properties, Inc./Brookfield Residential US Corp. (Canada)†(b)	6.25%	9/15/2027		1,472	1,555,735
Builders FirstSource, Inc.†	5.00%	3/1/2030		5,566	5,856,545
Century Communities, Inc.	6.75%	6/1/2027		3,866	4,128,521
Forestar Group, Inc.†	5.00%	3/1/2028		7,471	7,824,714
LGI Homes, Inc.†	6.875%	7/15/2026		6,068	6,325,890
Masonite International Corp.†	5.375%	2/1/2028		6,548	6,919,206
Shea Homes LP/Shea Homes Funding Corp.†	4.75%	2/15/2028		12,201	12,620,409
Specialty Building Products Holdings LLC/SBP Finance Corp.†	6.375%	9/30/2026		6,214	6,454,793

72	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

FLOATING RATE FUND February 28, 2021

Investments	Interest Rate		Maturity Date		Principal Amount (000)		Fair Value
Housing (continued)
Tri Pointe Homes, Inc.	5.70%		6/15/2028			$7,197	$8,024,655
Weekley Homes LLC/Weekley Finance Corp.†	4.875%		9/15/2028			4,963	5,198,743
Total							76,453,197

Information Technology 0.54%
Avaya, Inc.†	6.125%		9/15/2028			6,617	7,133,953
Crowdstrike Holdings, Inc.	3.00%		2/15/2029			3,927	3,931,909
Match Group Holdings II LLC†	4.125%		8/1/2030			3,088	3,197,531
TTM Technologies, Inc.†(d)	4.00%		3/1/2029			3,608	3,653,100
Uber Technologies, Inc.†	6.25%		1/15/2028			3,114	3,332,759
Veritas US, Inc./Veritas Bermuda Ltd.†	10.50%		2/1/2024			9,800	9,912,406
Total							31,161,658

Manufacturing 0.31%
Clark Equipment Co.†	5.875%		6/1/2025			2,913	3,082,318
Frontier Communications Corp.†	5.00%		5/1/2028			2,921	3,013,231
General Electric Co.	3.521% (3 Mo. LIBOR + 3.33%	)#	–	(e)		5,870	5,602,621
Park-Ohio Industries, Inc.	6.625%		4/15/2027			5,000	5,098,200
Vertical Holdco GmbH (Germany)†(b)	7.625%		7/15/2028			1,314	1,422,556
Total							18,218,926

Metals/Minerals 0.87%
FMG Resources August 2006
Pty Ltd. (Australia)†(b)	4.50%		9/15/2027			16,190	17,816,123
Freeport-McMoRan, Inc.	4.25%		3/1/2030			5,310	5,769,634
Freeport-McMoRan, Inc.	4.375%		8/1/2028			6,797	7,257,599
Hecla Mining Co.	7.25%		2/15/2028			8,017	8,698,445
Hudbay Minerals, Inc. (Canada)†(b)	6.125%		4/1/2029			6,204	6,701,623
Mirabela Nickel Ltd. (Australia)(b)	1.00%		9/10/2044			51	5	(f)
New Gold, Inc. (Canada)†(b)	7.50%		7/15/2027			3,843	4,061,724
Total							50,305,153

Retail 0.83%
Asbury Automotive Group, Inc.	4.50%		3/1/2028			6,249	6,452,093
Asbury Automotive Group, Inc.	4.75%		3/1/2030			3,945	4,137,319
Foundation Building Materials, Inc.†	6.00%		3/1/2029			2,595	2,591,756
Gap, Inc. (The)†	8.625%		5/15/2025			6,468	7,221,263
Group 1 Automotive, Inc.†	4.00%		8/15/2028			9,106	9,208,442
Levi Strauss & Co.†	3.50%		3/1/2031			5,871	5,944,388
Maxeda DIY Holding BV†(c)	5.875%		10/1/2026		EUR	4,802	5,979,729

See Notes to Schedule of Investments.	73

Schedule of Investments (unaudited)(continued)

FLOATING RATE FUND February 28, 2021

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Retail (continued)
Party City Holdings, Inc.†	6.625%	8/1/2026	$4,865	$4,427,150
Party City Holdings, Inc.†	8.75%	2/15/2026	2,407	2,459,653
Total				48,421,793

Service 0.95%
Ahern Rentals, Inc.†	7.375%	5/15/2023	10,203	8,602,404
Garda World Security Corp. (Canada)†(b)	4.625%	2/15/2027	8,695	8,651,525
Garda World Security Corp. (Canada)†(b)	9.50%	11/1/2027	3,026	3,273,194
MasTec, Inc.†	4.50%	8/15/2028	8,497	8,891,685
Prime Security Services Borrower LLC/Prime Finance, Inc.†	3.375%	8/31/2027	20,052	19,573,359
Shift4 Payments LLC/Shift4 Payments Finance Sub, Inc.†	4.625%	11/1/2026	2,333	2,445,684
Williams Scotsman International, Inc.†	4.625%	8/15/2028	3,498	3,600,754
Total				55,038,605

Telecommunications 0.23%
Frontier Communications Corp.†	6.75%	5/1/2029	3,257	3,416,837
Northwest Fiber LLC/Northwest Fiber Finance Sub, Inc.†	6.00%	2/15/2028	2,534	2,556,173
Zayo Group Holdings, Inc.†	6.125%	3/1/2028	7,054	7,285,512
Total				13,258,522

Utility 0.43%
Clearway Energy Operating LLC†	4.75%	3/15/2028	5,859	6,267,314
Pattern Energy Operations LP/Pattern Energy Operations, Inc.†	4.50%	8/15/2028	5,500	5,733,131
Pike Corp.†	5.50%	9/1/2028	6,289	6,556,283
TerraForm Power Operating LLC†	4.75%	1/15/2030	5,796	6,115,533
Total				24,672,261
Total Corporate Bonds (cost $691,350,523)				722,149,845

			Shares
			(000)
EXCHANGE-TRADED FUND 0.59%

Financial
Invesco Senior Loan ETF (cost $33,521,412)			1,535	34,087,878

74	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

FLOATING RATE FUND February 28, 2021

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
FLOATING RATE LOANS(g) 80.87%

Aerospace 4.40%
Alloy Finco Limited 2020 USD Term Loan B2 (Jersey)(b)	8.50% (1 Mo. LIBOR + 6.50%	)	3/6/2024	$7,148	$6,951,258
Alloy Finco Limited USD Holdco Term Loan PIK 13.50% (Jersey)(b)	0.50%		3/6/2025	32,420	18,803,805
Amentum Government Services Holdings LLC 2020 Term Loan B	5.50% (3 Mo. LIBOR + 4.75%	)	1/29/2027	13,140	13,303,762
Amentum Government Services Holdings LLC Term Loan B	3.615% (1 Mo. LIBOR + 3.50%	)	1/29/2027	7,279	7,260,433
American Airlines, Inc. 2017 1st Lien Term Loan	1.865% (1 Mo. LIBOR + 1.75%	)	1/29/2027	29,255	27,014,087
American Airlines, Inc. 2018 Term Loan B	1.878% (1 Mo. LIBOR + 1.75%	)	6/27/2025	23,384	21,309,200
Atlantic Aviation FBO, Inc. 2018 Term Loan B	3.87% (1 Mo. LIBOR + 3.75%	)	12/6/2025	5,164	5,186,750
Bleriot US Bidco, Inc. 2021 Term Loan B	4.131% (3 Mo. LIBOR + 4.00%	)	10/30/2026	9,485	9,544,006
Delta Air Lines, Inc. 2020 GSR Term Loan B	5.75% (1 Mo. LIBOR + 4.75%	)	4/29/2023	10,757	10,860,746
Dynasty Acquisition Co., Inc. 2020 Term Loan B1	–	(h)	4/6/2026	4,777	4,637,311
Jazz Acquisition, Inc. 2019 1st Lien Term Loan	4.36% (1 Mo. LIBOR + 4.25%	)	6/19/2026	14,202	13,612,803
Jazz Acquisition, Inc. 2019 2nd Lien Term Loan	8.11% (1 Mo. LIBOR + 8.00%	)	6/18/2027	5,291	4,407,718
JetBlue Airways Corporation Term Loan	6.25% (3 Mo. LIBOR + 5.25%	)	6/17/2024	21,070	21,735,402
Mileage Plus Holdings LLC 2020 Term Loan B	6.25% (3 Mo. LIBOR + 5.25%	)	6/25/2027	10,398	11,125,741
Peraton Holding Corp. Delayed Draw Term Loan B(i)	–	(h)	2/1/2028	17,430	17,517,465
Peraton Holding Corp. Term Loan B	–	(h)	2/1/2028	9,904	9,953,640
SkyMiles IP Ltd. 2020 Skymiles Term Loan B	4.75% (3 Mo. LIBOR + 3.75%	)	10/20/2027	15,536	16,472,575
TransDigm, Inc. 2020 Term Loan E	2.365% (1 Mo. LIBOR + 2.25%	)	5/30/2025	18,427	18,221,912
United AirLines, Inc. 2018 Term Loan B	1.873% (1 Mo. LIBOR + 1.75%	)	4/1/2024	5,816	5,695,216
WP CPP Holdings, LLC 2018 2nd Lien Term Loan	8.75% (1 Mo. LIBOR + 7.75%	)	4/30/2026	4,806	4,196,341

See Notes to Schedule of Investments.	75

Schedule of Investments (unaudited)(continued)

FLOATING RATE FUND February 28, 2021

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Aerospace (continued)
WP CPP Holdings, LLC 2018 Term Loan	4.75% (1 Mo. LIBOR + 3.75% (3 Mo. LIBOR + 3.75%	) )	4/30/2025	$7,720	$7,459,450
Total					255,269,621

Aerospace & Defense 0.04%
Dynasty Acquisition Co., Inc. 2020 CAD Term Loan B2	–	(h)	4/6/2026	2,568	2,493,178

Automotive 2.75%
American Trailer World Corp. Term Loan B	–	(h)	2/17/2028	6,635	6,627,126	(j)
Belron Finance US LLC 2018 Term Loan B	2.448% (3 Mo. LIBOR + 2.25%	)	11/13/2025	9,810	9,828,584
Belron Finance US LLC 2019 USD Term Loan B3	2.462% (3 Mo. LIBOR + 2.25%	)	10/30/2026	7,111	7,124,315
Chassix Inc. 2017 1st Lien Term Loan	6.50% - 7.75% (Prime Rate + 4.50% (3 Mo. LIBOR + 5.50 (6 Mo. LIBOR + 5.50%	) ) )	11/15/2023	20,376	20,273,649
Clarios Global LP USD Term Loan B (Canada)(b)	3.615% (1 Mo. LIBOR + 3.50%	)	4/30/2026	17,159	17,216,032
DexKo Global Inc. 2018 USD Term Loan	4.50% (3 Mo. LIBOR + 3.50%	)	7/24/2024	2,855	2,859,189
Drive Chassis HoldCo, LLC 2019 2nd Lien Term Loan	8.484% (3 Mo. LIBOR + 8.25%	)	4/10/2026	14,827	15,091,056
Fastlane Parent Company, Inc. 2018 Add On 1st Lien Term Loan	4.615% (1 Mo. LIBOR + 4.50%	)	2/4/2026	11,031	11,068,821
Mavis Tire Express Services Corp. 2020 Add-On Term Loan B	5.00% (3 Mo. LIBOR + 4.00%	)	3/20/2025	14,655	14,737,033
Midas Intermediate Holdco II, LLC 2020 Term Loan B	7.50% (3 Mo. LIBOR + 6.75%	)	12/22/2025	10,363	10,625,737
Navistar International Corporation 2017 1st Lien Term Loan B	3.62% (1 Mo. LIBOR + 3.50%	)	11/6/2024	6,245	6,262,494
Tenneco, Inc. 2018 Term Loan B	3.115% (1 Mo. LIBOR + 3.00%	)	10/1/2025	13,390	13,161,889
Truck Hero, Inc. 2021 Term Loan B	4.50% (1 Mo. LIBOR + 3.75%	)	1/31/2028	11,233	11,262,696

76	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

FLOATING RATE FUND February 28, 2021

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Automotive (continued)
Wand NewCo 3, Inc. 2020 Term Loan	3.115% (1 Mo. LIBOR + 3.00%	)	2/5/2026	$13,175	$13,106,414
Total					159,245,035

Broadcasting 2.51%
ABG Intermediate Holdings 2 LLC 2021 Term Loan B	4.00% (3 Mo. LIBOR + 3.25%	)	9/27/2024	13,374	13,384,330
Clear Channel Outdoor Holdings, Inc. Term Loan B	3.659% - 3.71% (2 Mo. LIBOR + 3.50% (3 Mo. LIBOR + 3.50%	) )	8/21/2026	23,757	23,169,344
E.W. Scripps Company (The) 2019 Term Loan B2	3.313% (1 Mo. LIBOR + 2.56%	)	5/1/2026	9,771	9,762,488
Entercom Media Corp. 2019 Term Loan	–	(h)	11/18/2024	9,203	9,077,885
Gray Television, Inc. 2017 Term Loan B	2.373% (1 Mo. LIBOR + 2.25%	)	2/7/2024	4,873	4,867,560
Gray Television, Inc. 2018 Term Loan C	2.623% (1 Mo. LIBOR + 2.50%	)	1/2/2026	17,852	17,881,030
iHeartCommunications, Inc. 2020 Term Loan	3.115% (1 Mo. LIBOR + 3.00%	)	5/1/2026	22,984	22,805,527
NEP/NCP Holdco, Inc. 2018 1st Lien Term Loan	3.365% (1 Mo. LIBOR + 3.25%	)	10/20/2025	25,467	24,880,596
Nexstar Broadcasting, Inc. 2018 Term Loan B3	2.365% (1 Mo. LIBOR + 2.25%	)	1/17/2024	6,370	6,375,784
Univision Communications, Inc. 2020 Replacement Term Loan	4.75% (1 Mo. LIBOR + 3.75%	)	3/15/2026	13,536	13,625,589
Total					145,830,133

Cable/Wireless Video 2.01%
Charter Communications Operating, LLC 2019 Term Loan B2	1.87% (1 Mo. LIBOR + 1.75%	)	2/1/2027	14,348	14,347,078
CSC Holdings, LLC 2017 Term Loan B1	2.361% (1 Mo. LIBOR + 2.25%	)	7/17/2025	45,182	45,052,793
CSC Holdings, LLC 2018 Incremental Term Loan	2.361% (1 Mo. LIBOR + 2.25%	)	1/15/2026	2,390	2,382,597
LCPR Loan Financing LLC Term Loan B	5.112% (1 Mo. LIBOR + 5.00%	)	10/15/2026	5,021	5,073,896
Virgin Media Bristol LLC USD Term Loan N	2.612% (1 Mo. LIBOR + 2.50%	)	1/31/2028	29,386	29,363,768

See Notes to Schedule of Investments.	77

Schedule of Investments (unaudited)(continued)

FLOATING RATE FUND February 28, 2021

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Cable/Wireless Video (continued)
WideOpenWest Finance LLC 2017 Term Loan B	4.25% (1 Mo. LIBOR + 3.25%	)	8/18/2023	$20,474	$20,525,258
Total					116,745,390

Chemicals 1.76%
Aruba Investments, Inc. 2020 2nd Lien Term Loan	8.50% (3 Mo. LIBOR + 7.75%	)	11/24/2028	3,908	3,953,764
Aruba Investments, Inc. 2020 USD Term Loan	4.75% (3 Mo. LIBOR + 4.00%	)	11/24/2027	9,770	9,892,515
Axalta Coating Systems US Holdings Inc. USD Term Loan B3	2.004% (3 Mo. LIBOR + 1.75%	)	6/1/2024	10,081	10,082,270
H.B. Fuller Company 2017 Term Loan B	2.111% (1 Mo. LIBOR + 2.00%	)	10/20/2024	1,856	1,858,131
INEOS Styrolution US Holding LLC 2021 USD Term Loan B	3.25% (1 Mo. LIBOR + 2.75%	)	1/29/2026	10,551	10,611,502
Polar US Borrower, LLC 2018 1st Lien Term Loan	4.866% - 5.00% (1 Mo. LIBOR + 4.75%	)	10/15/2025	15,267	15,247,548	(j)
Proampac PG Borrower LLC 2020 Term Loan	5.00% (1 Mo. LIBOR + 4.00%	)	11/3/2025	20,633	20,716,695
Starfruit Finco B.V 2018 USD Term Loan B (Netherlands)(b)	3.111% (1 Mo. LIBOR + 3.00%	)	10/1/2025	23,003	22,976,440
Univar Inc. 2019 USD Term Loan B5	2.115% (1 Mo. LIBOR + 2.00%	)	7/1/2026	6,926	6,922,579
Total					102,261,444

Consumer Durables 0.31%
Huskies Parent, Inc. 2019 Term Loan	4.115% (1 Mo. LIBOR + 4.00%	)	7/31/2026	7,487	7,531,021
Park River Holdings Inc Term Loan	4.00% (3 Mo. LIBOR + 3.25%	)	12/28/2027	10,141	10,174,101
Total					17,705,122

Consumer Non-Durables 0.25%
Diamond (BC) B.V. USD Term Loan (Netherlands)(b)	3.115% (1 Mo. LIBOR + 3.00%	)	9/6/2024	7,205	7,176,452
Isagenix International, LLC Term Loan	6.75% (3 Mo. LIBOR + 5.75%	)	6/14/2025	11,785	7,542,214
Total					14,718,666

78	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

FLOATING RATE FUND February 28, 2021

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Diversified Media 2.32%
A-L Parent LLC 2016 1st Lien Term Loan	4.25% (1 Mo. LIBOR + 3.25%	)	12/1/2023	$10,200	$9,403,482
AppLovin Corporation 2018 Term Loan B	3.615% (1 Mo. LIBOR + 3.50%	)	8/15/2025	12,934	12,942,937
Arches Buyer Inc. 2021 Term Loan B	–	(h)	12/6/2027	19,534	19,543,137
Banijay Entertainment S.A.S USD Term Loan (France)(b)	3.874% (1 Wk. LIBOR + 3.75%	)	3/1/2025	13,294	13,283,497
Buzz Merger Sub Ltd. 2020 Term Loan B	3.75% (1 Mo. LIBOR + 3.25%	)	1/29/2027	6,696	6,691,704	(j)
Cinemark USA, Inc. 2018 Term Loan B	1.87% (1 Mo. LIBOR + 1.75%	)	3/31/2025	11,884	11,542,562
Delta 2 (LUX) S.a.r.l. 2018 USD Term Loan (Luxembourg)(b)	3.50% (1 Mo. LIBOR + 2.50%	)	2/1/2024	10,276	10,257,464
Lions Gate Capital Holdings LLC 2018 Term Loan B	2.365% (1 Mo. LIBOR + 2.25%	)	3/24/2025	5,530	5,502,692
PUG LLC USD Term Loan	3.615% (1 Mo. LIBOR + 3.50%	)	2/12/2027	12,433	12,106,706
UPC Broadband Holding B.V. 2020 USD Term Loan B1 (Netherlands)(b)	3.612% (1 Mo. LIBOR + 3.50%	)	1/31/2029	4,632	4,646,341
UPC Broadband Holding B.V. 2020 USD Term Loan B2 (Netherlands)(b)	3.612% (1 Mo. LIBOR + 3.50%	)	1/31/2029	4,632	4,646,343
William Morris Endeavor Entertainment, LLC 2018 1st Lien Term Loan	2.87% - 2.94% (1 Mo. LIBOR + 2.75% (3 Mo. LIBOR + 2.75%	) )	5/18/2025	25,030	23,858,768
Total					134,425,633

Energy 2.60%
BCP Raptor II LLC 1st Lien Term Loan	4.865% (1 Mo. LIBOR + 4.75%	)	11/3/2025	24,408	23,157,113
Brazos Delaware II LLC Term Loan B	4.111% (1 Mo. LIBOR + 4.00%	)	5/21/2025	14,691	13,604,648
CITGO Holding Inc. 2019 Term Loan B	8.00% (3 Mo. LIBOR + 7.00%	)	8/1/2023	8,960	8,606,902
Compass Power Generation LLC 2018 Term Loan B	4.50% (1 Mo. LIBOR + 3.50%	)	12/20/2024	10,345	10,338,955

See Notes to Schedule of Investments.	79

Schedule of Investments (unaudited)(continued)

FLOATING RATE FUND February 28, 2021

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Energy (continued)
Medallion Midland Acquisition, LLC 1st Lien Term Loan	4.25% (1 Mo. LIBOR + 3.25%	)	10/30/2024	$15,828	$15,727,774
Navitas Midstream Midland Basin, LLC Term Loan B	5.50% (1 Mo. LIBOR + 4.50%	)	12/13/2024	19,023	18,979,769
Oryx Midstream Holdings LLC Term Loan B	4.115% (1 Mo. LIBOR + 4.00%	)	5/22/2026	25,861	25,416,610
RS Ivy Holdco, Inc Term Loan	6.50% (3 Mo. LIBOR + 5.50%	)	12/23/2027	12,412	12,551,735	(j)
Ulterra Drilling Technologies, LP Term Loan B	5.365% (1 Mo. LIBOR + 5.25%	)	11/26/2025	25,234	22,205,938
Total					150,589,444

Financial 2.42%
Acrisure, LLC 2020 Term Loan B	3.615% (1 Mo. LIBOR + 3.50%	)	2/13/2027	14,645	14,580,680
Advisor Group, Inc. 2021 Term Loan	4.615% (1 Mo. LIBOR + 4.50%	)	7/31/2026	23,364	23,468,326
Alliant Holdings Intermediate, LLC 2018 Term Loan B	3.365% (1 Mo. LIBOR + 3.25%	)	5/9/2025	9,910	9,854,439
Asurion LLC 2018 Term Loan B6	3.115% (1 Mo. LIBOR + 3.00%	)	11/3/2023	18,596	18,586,609
Asurion LLC 2021 2nd Lien Term Loan B3	–	(h)	1/29/2028	4,866	5,013,963
Claros Mortgage Trust, Inc. Term Loan B	6.00% (1 Mo. LIBOR + 5.00%	)	8/9/2026	11,482	11,568,133	(j)
Hub International Limited 2018 Term Loan B	2.91% - 2.97% (2 Mo. LIBOR + 2.75% (3 Mo. LIBOR + 2.75%	) )	4/25/2025	5,097	5,050,702
Jefferies Finance LLC 2020 Incremental Term Loan B	4.50% (1 Mo. LIBOR + 3.75%	)	9/30/2027	11,697	11,726,566
Minotaur Acquisition, Inc. Term Loan B	5.115% (1 Mo. LIBOR + 5.00%	)	3/27/2026	7,126	7,154,987
NFP Corp. 2020 Term Loan	3.365% (1 Mo. LIBOR + 3.25%	)	2/15/2027	8,972	8,908,613
OneDigital Borrower LLC 2020 Delayed Draw Term Loan(i)	5.25% (3 Mo. LIBOR + 4.50%	)	11/16/2027	1,664	1,678,823
OneDigital Borrower LLC 2020 Term Loan	5.25% (3 Mo. LIBOR + 4.50%	)	11/16/2027	16,860	17,007,205

80	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

FLOATING RATE FUND February 28, 2021

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Financial (continued)
Sedgwick Claims Management Services, Inc. 2020 Term Loan B3	5.25% (1 Mo. LIBOR + 4.25%	)	9/3/2026	$966	$974,319
USI, Inc. 2019 Incremental Term Loan B	4.254% (3 Mo. LIBOR + 4.00%	)	12/2/2026	4,810	4,791,538
Total					140,364,903

Food & Drug 0.09%
United Natural Foods, Inc. 2021 Term Loan	3.703% (3 Mo. LIBOR + 3.50%	)	10/22/2025	5,349	5,374,208

Food/Tobacco 2.98%
1011778 B.C. Unlimited Liability Company Term Loan B4 (Canada)(b)	1.865% (1 Mo. LIBOR + 1.75%	)	11/19/2026	32,316	32,051,308
Aramark Services, Inc. 2018 Term Loan B3	1.865% (1 Mo. LIBOR + 1.75%	)	3/11/2025	16,143	16,001,790
Aramark Services, Inc. 2019 Term Loan B4	1.865% (1 Mo. LIBOR + 1.75%	)	1/15/2027	7,412	7,351,976
Chobani, LLC 2020 Term Loan B	4.50% (1 Mo. LIBOR + 3.50%	)	10/20/2027	5,848	5,888,696
Flynn Restaurant Group LP 1st Lien Term Loan	3.615% (1 Mo. LIBOR + 3.50%	)	6/27/2025	14,740	14,641,659
Flynn Restaurant Group LP 2nd Lien Term Loan	7.115% (1 Mo. LIBOR + 7.00%	)	6/29/2026	6,148	5,828,763
Froneri International ltd 2020 USD 2nd Lien Term Loan (United Kingdom)(b)	5.865% (1 Mo. LIBOR + 5.75%	)	1/31/2028	10,009	10,178,215
GPS Hospitality Holding Company LLC Term Loan B	4.504% (3 Mo. LIBOR + 4.25%	)	12/6/2025	13,690	13,416,130
IRB Holding Corp 2020 Term Loan B	3.75% (6 Mo. LIBOR +2.75%	)	2/5/2025	20,898	21,041,316
JBS USA Lux S.A. 2019 Term Loan B (Luxembourg)(b)	2.115% (1 Mo. LIBOR + 2.00%	)	5/1/2026	6,424	6,422,235
Miller’s Ale House, Inc. 2018 Term Loan	4.862% - 7.00% (Prime Rate + 3.75% (1 Mo. LIBOR + 4.75%	) )	5/30/2025	6,327	5,817,194
NPC International, Inc. 2nd Lien Term Loan(k)	–	(h)	4/18/2025	9,531	190,620
Panera Bread Company Term Loan A	2.375% (1 Mo. LIBOR + 2.25%	)	7/18/2022	11,350	11,180,028	(j)

See Notes to Schedule of Investments.	81

Schedule of Investments (unaudited)(continued)

FLOATING RATE FUND February 28, 2021

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Food/Tobacco (continued)
Whole Earth Brands, Inc Term Loan B	5.50% (3 Mo. LIBOR + 4.50%	)	2/2/2028	$9,730	$9,681,776
Zaxby’s Operating Company LLC 2nd Lien Term Loan	7.25% (1 Mo. LIBOR + 6.50%	)	12/28/2028	4,878	4,957,042
Zaxby’s Operating Company, LLC 1st Lien Term Loan	4.50% (1 Mo. LIBOR + 3.75%	)	12/28/2027	8,362	8,433,314
Total					173,082,062

Forest Products 0.93%
Berry Global, Inc. Term Loan Y	2.121% (1 Mo. LIBOR + 2.00%	)	7/1/2026	30,079	30,107,465
Spectrum Holdings III Corp. 1st Lien Term Loan	4.25% (3 Mo. LIBOR + 3.25%	)	1/31/2025	15,941	15,335,408
Trident TPI Holdings, Inc. 2017 USD Term Loan B1	4.00% (3 Mo. LIBOR + 3.00%	)	10/17/2024	8,662	8,668,922
Total					54,111,795

Gaming/Leisure 6.05%
Aimbridge Acquisition Co., Inc. 2019 Term Loan B	3.865% (1 Mo. LIBOR + 3.75%	)	2/2/2026	13,887	13,406,639
Alterra Mountain Co. 2020 Term Loan B	5.50% (1 Mo. LIBOR + 4.50%	)	8/1/2026	5,360	5,416,775
Alterra Mountain Co. Term Loan B1	2.865% (1 Mo. LIBOR + 2.75%	)	7/31/2024	13,849	13,808,239
Boyd Gaming Corporation Term Loan B3	2.34% (1 Wk. LIBOR + 2.25%	)	9/15/2023	5,730	5,731,983
Caesars Resort Collection, LLC 2017 1st Lien Term Loan B	2.865% (1 Mo. LIBOR + 2.75%	)	12/23/2024	38,697	38,424,527
Carnival Corporation USD Term Loan B (Panama)(b)	8.50% (1 Mo. LIBOR + 7.50%	)	6/30/2025	14,549	15,125,075
Equinox Holdings, Inc. 2017 2nd Lien Term Loan	8.00% (3 Mo. LIBOR + 7.00%	)	9/6/2024	7,044	5,590,924
Gateway Casinos & Entertainment Limited 2018 Term Loan B PIK 3.00% (Canada)(b)	4.50% (3 Mo. LIBOR + 3.50%	)	12/1/2023	18,747	18,418,467
Golden Entertainment, Inc. 2017 1st Lien Term Loan	3.75% (1 Mo. LIBOR + 3.00%	)	10/21/2024	14,032	13,955,534

82	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

FLOATING RATE FUND February 28, 2021

Investments	Interest Rate		Maturity Date	Principal Amount (000)			Fair Value
Gaming/Leisure (continued)
Hoya Midco, LLC 2017 1st Lien Term Loan	4.50% (6 Mo. LIBOR + 3.50%	)	6/30/2024		$9,310		$9,041,913
Kingpin Intermediate Holdings LLC 2018 Term Loan B	4.50% (1 Mo. LIBOR + 3.50%	)	7/3/2024		9,750		9,620,312
Life Time Fitness, Inc. 2017 Term Loan B	–	(h)	6/10/2022		–	(l)	6
Life Time Fitness, Inc. 2021 Term Loan B	5.75% (1 Mo. LIBOR + 4.75% (3 Mo. LIBOR + 4.75%	) )	12/16/2024		22,389		22,391,266
Live Nation Entertainment, Inc. Term Loan B4	1.875% (1 Mo. LIBOR + 1.75%	)	10/17/2026		6,647		6,522,454
Montreign Resort Casino Bridge Term Loan	3.365% (3 Mo. LIBOR + 3.25%	)	3/22/2021		7,464		7,338,219
Motion Finco Sarl Delayed Draw Term Loan B2 (Luxembourg)(b)	3.504% (3 Mo. LIBOR + 3.25%	)	11/12/2026		493		480,090
Motion Finco Sarl EUR Term Loan B(c)	3.00% (3 Mo. EURIBOR + 3.00%	)	11/12/2026	EUR	7,878		9,269,734
Motion Finco Sarl USD Term Loan B1 (Luxembourg)(b)	3.504% (3 Mo. LIBOR + 3.25%	)	11/12/2026		$4,020		3,918,622
PCI Gaming Authority Term Loan	2.615% (1 Mo. LIBOR + 2.50%	)	5/29/2026		11,939		11,943,802
Penn National Gaming, Inc. 2017 Term Loan A	3.75% (1 Mo. LIBOR + 3.00%	)	10/19/2023		628		624,671
Playa Resorts Holding B.V. 2017 Term Loan B (Netherlands)(b)	3.75% (1 Mo. LIBOR + 2.75%	)	4/29/2024		8,667		8,369,449
Playtika Holding Corp Term Loan B	7.00% (3 Mo. LIBOR + 6.00%	)	12/10/2024		27,327		27,518,229
Sabre GLBL, Inc. 2020 Term Loan B	4.75% (1 Mo. LIBOR + 4.00%	)	12/17/2027		9,918		10,048,599
Scientific Games International, Inc. 2018 Term Loan B5	2.865% (1 Mo. LIBOR + 2.75%	)	8/14/2024		24,397		24,046,439
SMG US Midco 2, Inc. 2020 Term Loan	2.615% - 2.71% (1 Mo. LIBOR + 2.50% (3 Mo. LIBOR + 2.50%	) )	1/23/2025		6,327		6,054,469
Spectacle Gary Holdings LLC Delayed Draw Term Loan	11.00% (3 Mo. LIBOR + 11.00%	)	12/23/2025		722		746,306

See Notes to Schedule of Investments.	83

Schedule of Investments (unaudited)(continued)

FLOATING RATE FUND February 28, 2021

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Gaming/Leisure (continued)
Spectacle Gary Holdings LLC Term Loan B	11.00% (3 Mo. LIBOR + 9.00%	)	12/23/2025	$9,969	$10,299,019
The Enterprise Development Authority Term Loan B	–	(h)	2/18/2028	9,721	9,793,786	(j)
Travel Leaders Group, LLC 2018 Term Loan B	4.115% (1 Mo. LIBOR + 4.00%	)	1/25/2024	12,665	11,857,867
UFC Holdings, LLC 2021 Term Loan B	3.75% (6 Mo. LIBOR + 3.00%	)	4/29/2026	15,489	15,538,447
United PF Holdings, LLC 2019 1st Lien Term Loan	4.254% (3 Mo. LIBOR + 4.00%	)	12/30/2026	16,206	15,614,510
Total					350,916,372

Healthcare 13.53%
ADMI Corp. 2021 Term Loan B2	3.75% (1 Mo. LIBOR + 3.25%	)	12/23/2027	12,193	12,158,790
Agiliti Health, Inc Term Loan	2.875% (1 Mo. LIBOR + 2.75%	)	1/4/2026	5,778	5,759,852
Amneal Pharmaceuticals LLC 2018 Term Loan B	3.625% (1 Mo. LIBOR + 3.50%	)	5/4/2025	21,193	20,948,219
Athenahealth, Inc. 2021 Term Loan B1	4.453% (3 Mo. LIBOR + 4.25%	)	2/11/2026	32,213	32,469,809
Bausch Health Companies Inc. 2018 Term Loan B (Canada)(b)	3.115% (1 Mo. LIBOR + 3.00%	)	6/2/2025	2,436	2,442,312
Bausch Health Companies Inc. Term Loan B (Canada)(b)	2.865% (1 Mo. LIBOR + 2.75%	)	11/27/2025	34,132	34,161,739
Cano Health LLC Delayed Draw Term Loan(i)	–	(h)	11/19/2027	3,909	3,917,607
Cano Health LLC Term Loan	5.50% (3 Mo. LIBOR + 4.75%	)	11/19/2027	10,722	10,745,437
CNT Holdings I Corp. 2020 2nd Lien Term Loan	7.50% (3 Mo. LIBOR + 6.75%	)	10/16/2028	1,954	1,998,090
CNT Holdings I Corp. 2020 Term Loan	4.50% (6 Mo. LIBOR + 3.75%	)	11/8/2027	14,656	14,745,240
Da Vinci Purchaser Corp. 2019 Term Loan	5.00% (3 Mo. LIBOR + 4.00%	)	1/8/2027	18,322	18,401,937
Elanco Animal Health Incorporated Term Loan B	1.873% (1 Mo. LIBOR + 1.75%	)	8/1/2027	19,813	19,797,098
Envision Healthcare Corp. 2018 1st Lien Term Loan	–	(h)	10/10/2025	34,439	29,725,065
eResearchTechnology, Inc. 2020 1st Lien Term Loan	5.50% (1 Mo. LIBOR + 4.50%	)	2/4/2027	13,755	13,841,121

84	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

FLOATING RATE FUND February 28, 2021

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Healthcare (continued)
EyeCare Partners LLC 2020 Term Loan	3.865% (1 Mo. LIBOR + 3.75%	)	2/18/2027	$21,938	$21,664,063
Gainwell Acquisition Corp. Term Loam B	4.75% (3 Mo. LIBOR + 4.00%	)	10/1/2027	31,292	31,265,625
Global Medical Response, Inc. 2020 Term Loan B	5.75% (3 Mo. LIBOR + 4.75%	)	10/2/2025	28,330	28,410,070
Grifols Worldwide Operations USA, Inc. USD 2019 Term Loan B	2.09% (1 Wk. LIBOR + 2.00%	)	11/15/2027	4,810	4,804,944
Heartland Dental LLC 2018 1st Lien Term Loan	3.615% (1 Mo. LIBOR + 3.50%	)	4/30/2025	21,616	21,299,220
Horizon Therapeutics USA, Inc. 2021 Term Loan B	–	(h)	2/26/2028	34,004	33,918,803
Kindred Healthcare LLC 2018 1st Lien Term Loan	4.625% (1 Mo. LIBOR + 4.50%	)	7/2/2025	12,270	12,330,865
Maravai Intermediate Holdings, LLC 2020 Term Loan B	5.25% (3 Mo. LIBOR + 4.25%	)	10/19/2027	6,717	6,773,789
MED ParentCo LP 1st Lien Delayed Draw Term Loan	4.25% - 4.36% (1 Mo. LIBOR + 4.25%	)	8/31/2026	5,428	5,364,960
MED ParentCo LP 1st Lien Term Loan	4.365% (1 Mo. LIBOR + 4.25%	)	8/31/2026	21,647	21,394,057
MedAssets Software Intermediate Holdings, Inc. 2021 1st Lien Term Loan	4.50% (6 Mo. LIBOR + 3.75%	)	1/28/2028	11,681	11,728,004
National Mentor Holdings, Inc. 2019 Term Loan B	4.37% - 4.40% (1 Mo. LIBOR + 4.25%	)	3/9/2026	16,735	16,752,781
National Mentor Holdings, Inc. 2019 Term Loan C	4.51% (3 Mo. LIBOR + 4.25%	)	3/9/2026	746	746,662
National Mentor Holdings, Inc. 2020 Incremental Term Loan B	–	(h)	3/9/2026	363	363,224
National Mentor Holdings, Inc. 2020 Incremental Term Loan C	–	(h)	3/9/2026	8	8,419
National Mentor Holdings, Inc. 2021 2nd Lien Term Loan	–	(h)	2/17/2029	5,832	5,868,477
National Mentor Holdings, Inc. 2021 Delayed Draw Term Loan(i)	–	(h)	2/18/2028	1,079	1,079,575
National Mentor Holdings, Inc. 2021 Term Loan	–	(h)	2/18/2028	9,809	9,814,321
National Mentor Holdings, Inc. 2021 Term Loan C	–	(h)	2/18/2028	327	327,144
Navicure, Inc. 2019 Term Loan B	4.115% (1 Mo. LIBOR + 4.00%	)	10/22/2026	17,343	17,451,576

See Notes to Schedule of Investments.	85

Schedule of Investments (unaudited)(continued)

FLOATING RATE FUND February 28, 2021

Investments	Interest Rate		Maturity Date	Principal Amount (000)		Fair Value
Healthcare (continued)
Neuraxpharm Holdco S.a.r.l EUR Term Loan B(c)	4.25% (3 Mo. EURIBOR + 4.25%	)	10/29/2027	EUR	3,377	$4,109,882
Neuraxpharm Holdco S.a.r.l EUR Term Loan B2(c)	4.25% (3 Mo. EURIBOR + 4.25%	)	12/11/2027	EUR	1,951	2,374,041
NVA Holdings, Inc. 2020 Term Loan A5	2.625% (1 Mo. LIBOR + 2.50%	)	2/19/2025		$6,627	6,527,596	(j)
Packaging Coordinators Midco, Inc. 2020 1st Line Term Loan	4.50% (6 Mo. LIBOR + 3.75%	)	11/30/2027		16,709	16,790,491
Parexel International Corporation Term Loan B	2.865% (1 Mo. LIBOR + 2.75%	)	9/27/2024		25,064	24,960,928
Pearl Intermediate Parent LLC 2018 1st Lien Term Loan	2.865% (1 Mo. LIBOR + 2.75%	)	2/14/2025		11,651	11,554,059
PetVet Care Centers, LLC 2021 Term Loan B3	4.25% (1 Mo. LIBOR + 3.50%	)	2/14/2025		2,611	2,617,644
PPD, Inc. Initial Term Loan	2.75% (1 Mo. LIBOR + 2.25%	)	1/13/2028		24,327	24,450,556
RegionalCare Hospital Partners Holdings, Inc. 2018 Term Loan B	3.865% (1 Mo. LIBOR + 3.75%	)	11/16/2025		18,844	18,889,351
Revint Intermediate II, LLC 2020 Term Loan B	5.75% (1 Mo. LIBOR + 5.00%	)	10/15/2027		11,726	11,824,565
Select Medical Corp. 2017 Term Loan B	2.53% (3 Mo. LIBOR + 2.25%	)	3/6/2025		23,468	23,453,468
Southern Veterinary Partners LLC Delayed Draw Term Loan(i)	4.00% (3 Mo. LIBOR + 4.00%	)	10/5/2027		1,642	1,649,359
Southern Veterinary Partners LLC Term Loan	5.00% (6 Mo. LIBOR + 4.00%	)	10/5/2027		11,902	11,957,850
Sunshine Luxembourg VII SARL USD Term Loan B1 (Luxembourg)(b)	5.00% (3 Mo. LIBOR + 4.00%	)	10/1/2026		8,642	8,686,898
Surgery Center Holdings, Inc. 2017 Term Loan B	4.25% (1 Mo. LIBOR + 3.25%	)	9/3/2024		21,092	21,043,305
Team Health Holdings, Inc. 1st Lien Term Loan	3.75% (1 Mo. LIBOR + 2.75%	)	2/6/2024		12,120	11,360,168
U.S. Renal Care, Inc. 2019 Term Loan B	5.125% (1 Mo. LIBOR + 5.00%	)	6/26/2026		21,678	21,629,606
Unified Physician Management, LLC 2020 Term Loan	5.00% (3 Mo. LIBOR + 4.25%	)	12/16/2027		8,003	8,063,225	(j)

86	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

FLOATING RATE FUND February 28, 2021

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Healthcare (continued)
Verscend Holding Corp. 2018 Term Loan B	4.615% (1 Mo. LIBOR + 4.50%	)	8/27/2025	$23,969	$24,136,982
Wellpath Holdings, Inc. 2018 1st Lien Term Loan	5.615% (1 Mo. LIBOR + 5.50%	)	10/1/2025	23,869	23,675,430
WP CityMD Bidco LLC 2021 Term Loan B	4.50% (3 Mo. LIBOR + 3.75%	)	8/13/2026	18,941	19,022,073
Zelis Healthcare Corporation 2021 Term Loan	3.623% (1 Mo. LIBOR + 3.50%	)	9/30/2026	10,601	10,634,872
Zotec Partners, LLC 2020 Term Loan B	4.75% (6 Mo. LIBOR + 3.75%	)	2/14/2024	2,963	2,977,359	(j)
Total					784,868,603

Housing 1.59%
ACProducts, Inc. 2020 Term Loan B	7.50% (3 Mo. LIBOR + 6.50%	)	8/18/2025	11,445	11,741,420
Core & Main LP 2017 Term Loan B	3.75% (3 Mo. LIBOR + 2.75%	)	8/1/2024	8,648	8,656,443
Cornerstone Building Brands, Inc. 2018 Term Loan	3.86% (1 Mo. LIBOR + 3.75%	)	4/12/2025	8,423	8,455,331
Hamilton Holdco, LLC 2018 Term Loan B	2.26% (3 Mo. LIBOR + 2.00%	)	1/2/2027	7,467	7,457,376	(j)
Jeld-Wen Inc. 2017 1st Lien Term Loan	2.115% (1 Mo. LIBOR + 2.00%	)	12/14/2024	6,206	6,198,139
LBM Acquisition LLC Delayed Draw Term Loan(i)	–	(h)	12/17/2027	3,252	3,263,039
LBM Acquisition LLC Term Loan B	4.50% (3 Mo. LIBOR + 3.75%	)	12/17/2027	14,633	14,683,672
MI Windows and Doors, LLC 2020 Term Loan	4.50% (1 Mo. LIBOR + 3.75%	)	12/18/2027	9,754	9,837,631
Quikrete Holdings, Inc. 2016 1st Lien Term Loan	2.615% (1 Mo. LIBOR + 2.50%	)	2/1/2027	13,840	13,829,384
Summit Materials LLC 2017 Term Loan B	2.115% (1 Mo. LIBOR + 2.00%	)	11/21/2024	8,156	8,154,555
Total					92,276,990

Information Technology 13.68%
Adevinta ASA USD Term Loan B (Norway)(b)	–	(h)	10/13/2027	11,727	11,827,000
Arches Buyer Inc. 2021 Term Loan B	3.75% (3 Mo. LIBOR + 3.25%	)	12/6/2027	19,534	19,345,501
Banff Merger Sub Inc 2021 USD Term Loan	3.90% (3 Mo. LIBOR + 3.75%	)	10/2/2025	14,958	14,990,739

See Notes to Schedule of Investments.	87

Schedule of Investments (unaudited)(continued)

FLOATING RATE FUND February 28, 2021

Investments	Interest Rate		Maturity Date	Principal Amount (000)		Fair Value
Information Technology (continued)
Barracuda Networks, Inc. 2020 2nd Lien Term Loan	7.50% (3 Mo. LIBOR + 6.75%	)	10/30/2028		$9,772	$9,986,148
Castle US Holding Corporation USD Term Loan B	4.004% (3 Mo. LIBOR + 3.75%	)	1/29/2027		6,046	6,013,168
Cloudera, Inc. Term Loan B	3.25% (1 Mo. LIBOR + 2.50%	)	12/22/2027		14,628	14,701,163	(j)
Constant Contact, Inc. Second Lien Term Loan	7.621% (3 Mo. LIBOR + 7.50%	)	2/10/2029		8,000	7,860,000	(j)
Cornerstone OnDemand, Inc. Term Loan B	4.361% (1 Mo. LIBOR + 4.25%	)	4/22/2027		10,666	10,738,775
Cvent, Inc. 1st Lien Term Loan	3.90% (2 Mo. LIBOR + 3.75%	)	11/29/2024		5,845	5,652,879
Dawn Acquisition LLC Term Loan	–	(h)	12/31/2025		8,261	8,054,855
Dedalus Finance GmbH EUR Term Loan B(c)	4.50% (6 Mo. EURIBOR + 4.50%	)	5/4/2027	EUR	7,769	9,448,776
Delta TopCo, Inc. 2020 2nd Lien Term Loan	8.00% (6 Mo. LIBOR + 7.25%	)	12/1/2028		$5,429	5,574,551
Delta TopCo, Inc. 2020 Term Loan B	–	(h)	12/1/2027		13,029	13,112,209
ECI Macola Max Holdings LLC 2020 Term Loan	4.50% (3 Mo. LIBOR + 3.75%	)	11/9/2027		14,657	14,730,360
Endure Digital Inc. Term Loan	–	(h)	2/10/2028		21,897	21,787,234
Epicor Software Corporation 2020 2nd Lien Term Loan	8.75% (1 Mo. LIBOR + 7.75%	)	7/31/2028		3,888	4,067,771
Epicor Software Corporation 2020 Term Loan	4.00% (1 Mo. LIBOR + 3.25%	)	7/30/2027		22,505	22,656,707
ETA Australia Holdings III Pty Ltd Term Loan (Australia)(b)	4.115% (1 Mo. LIBOR + 4.00%	)	5/6/2026		11,435	11,406,380
Finastra USA, Inc. USD 1st Lien Term Loan	4.50% (3 Mo. LIBOR + 3.50% (6 Mo. LIBOR + 3.50%	) )	6/13/2024		34,319	34,041,989
Flexential Intermediate Corporation 2017 1st Lien Term Loan	3.754% (3 Mo. LIBOR + 3.50%	)	8/1/2024		13,150	12,424,383
Go Daddy Operating Company, LLC 2020 Term Loan B3	2.615% (1 Mo. LIBOR + 2.00%	)	8/10/2027		2,428	2,434,671
Grab Holdings, Inc. Term Loan B	5.50% (6 Mo. LIBOR + 4.50%	)	1/29/2026		11,930	11,952,481

88	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

FLOATING RATE FUND February 28, 2021

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Information Technology (continued)
Greeneden U.S. Holdings II, LLC 2020 USD Term Loan B4	4.75% (1 Mo. LIBOR + 4.00%	)	12/1/2027	$21,920	$22,040,317
Hyland Software, Inc. 2018 1st Lien Term Loan	4.25% (1 Mo. LIBOR + 3.50%	)	7/1/2024	2,889	2,904,092
I-Logic Technologies Bidco Limited 2021 USD Term Loan B (United Kingdom)(b)	4.50% (3 Mo. LIBOR + 4.00%	)	2/16/2028	9,730	9,797,139
Imperva, Inc. 1st Lien Term Loan	5.00% (3 Mo. LIBOR + 4.00%	)	1/12/2026	20,057	20,157,113
Imprivata, Inc. Term Loan	4.25% (1 Mo. LIBOR + 3.75%	)	12/1/2027	12,697	12,785,698
Informatica LLC 2020 USD 2nd Lien Term Loan	7.125% (3 Mo. LIBOR + 7.13%	)	2/25/2025	7,339	7,535,827
Informatica LLC 2020 USD Term Loan B	3.365% (1 Mo. LIBOR + 3.25%	)	2/25/2027	11,373	11,370,830
ION Trading Technologies S.a.r.l. USD Incremental Term Loan B (Luxembourg)(b)	5.00% (3 Mo. LIBOR + 4.00%	)	11/21/2024	17,130	17,207,610
LogMeIn, Inc. Term Loan B	4.874% (1 Mo. LIBOR + 4.75%	)	8/31/2027	29,666	29,699,982
Marcel LUX IV SARL 2020 USD Term Loan B (Luxembourg)(b)	4.75% (2 Mo. LIBOR + 4.00%	)	12/31/2027	6,840	6,883,150	(j)
NASCAR Holdings, Inc Term Loan B	2.865% (1 Mo. LIBOR + 2.75%	)	10/19/2026	12,063	12,070,720
Omnitracs, Inc. 2018 Term Loan B	2.865% (1 Mo. LIBOR + 2.75%	)	3/21/2025	2,916	2,883,112
Omnitracs, Inc. 2020 2nd Lien Term Loan	8.115% (1 Mo. LIBOR + 8.00%	)	9/29/2028	4,976	5,050,894
Omnitracs, Inc. 2020 Incremental Term Loan	4.365% (1 Mo. LIBOR + 4.25%	)	3/23/2025	226	225,459
ON Semiconductor Corporation 2019 Term Loan B	2.115% (1 Mo. LIBOR + 2.00%	)	9/19/2026	7,421	7,445,263
Perforce Software, Inc. 2020 Term Loan B	3.865% (1 Mo. LIBOR + 3.75%	)	7/1/2026	20,388	20,406,537
Project Alpha Intermediate Holding, Inc. 2021 Term Loan B	4.15% (3 Mo. LIBOR + 4.00%	)	4/26/2024	12,366	12,394,745

See Notes to Schedule of Investments.	89

Schedule of Investments (unaudited)(continued)

FLOATING RATE FUND February 28, 2021

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Information Technology (continued)
Project Angel Holdings LLC 2018 1st Lien Term Loan	5.00% (3 Mo. LIBOR + 4.00%	)	5/30/2025	$19,502	$19,501,644
Project Boost Purchaser LLC 2019 Term Loan B	3.615% (1 Mo. LIBOR + 3.50%	)	6/1/2026	14,279	14,267,863
Rackspace Hosting, Inc. 2021 Term Loan	3.50% (3 Mo. LIBOR + 2.75%	)	2/3/2028	19,461	19,484,031
RealPage, Inc Term Loan	–	(h)	2/17/2028	21,600	21,651,933
Renaissance Holding Corp. 2018 1st Lien Term Loan	3.365% (1 Mo. LIBOR + 3.25%	)	5/30/2025	32,189	31,954,662
Rocket Software, Inc. 2018 Term Loan	4.365% (1 Mo. LIBOR + 4.25%	)	11/28/2025	8,721	8,752,856
Science Applications International Corporation 2018 Term Loan B	1.99% (1 Mo. LIBOR + 1.88%	)	10/31/2025	2,685	2,694,278
Severin Acquisition, LLC 2018 Term Loan B	3.362% (1 Mo. LIBOR + 3.25%	)	8/1/2025	17,711	17,658,726
Sophia, L.P. 2020 1st Lien Term Loan	4.50% (3 Mo. LIBOR + 3.75%	)	10/7/2027	13,681	13,745,972
SS&C Technologies Holdings Europe Sarl 2018 Term Loan B4 (Luxembourg)(b)	1.865% (1 Mo. LIBOR + 1.75%	)	4/16/2025	11,901	11,885,689
SS&C Technologies Inc. 2018 Term Loan B3	1.865% (1 Mo. LIBOR + 1.75%	)	4/16/2025	15,628	15,608,671
Storable, Inc. Term Loan B	–	(h)	2/26/2028	5,829	5,814,656
Surf Holdings, LLC USD Term Loan	3.726% (3 Mo. LIBOR + 3.50%	)	3/5/2027	25,160	25,099,086
Tech Data Corporation ABL Term Loan	3.615% (1 Mo. LIBOR + 3.50%	)	6/30/2025	4,519	4,555,864
Tibco Software, Inc. 2020 Term Loan B3	3.87% (1 Mo. LIBOR + 3.75%	)	6/30/2026	22,826	22,854,112
Uber Technologies, Inc. 2021 1st Lien Term Loan B	–	(h)	4/4/2025	11,545	11,580,385
Ultimate Software Group ,Inc. (The) 2020 2nd Lien Incremental Term Loan	7.50% (3 Mo. LIBOR + 6.75%	)	5/3/2027	4,453	4,618,883
Ultimate Software Group ,Inc. (The) 2021 Incremental Term Loan	4.00% (3 Mo. LIBOR + 3.25%	)	5/4/2026	14,533	14,646,607
Ultimate Software Group, Inc. (The) Term Loan B	3.865% (1 Mo. LIBOR + 3.75%	)	5/4/2026	13,654	13,732,451

90	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

FLOATING RATE FUND February 28, 2021

Investments	Interest Rate		Maturity Date	Principal Amount (000)		Fair Value
Information Technology (continued)
Veritas US Inc. 2020 USD Term Loan B	6.50% (3 Mo. LIBOR + 5.50%	)	9/1/2025		$13,311	$13,398,962
Vertiv Group Corporation Term Loan B	3.12% (1 Mo. LIBOR + 3.00%	)	3/2/2027		18,760	18,809,374
VS Buyer, LLC Term Loan B	3.115% (1 Mo. LIBOR + 3.00%	)	2/28/2027		7,638	7,647,060
Total						793,629,993

Land Transportation 0.59%
Genesee & Wyoming Inc. (New) Term Loan	2.254% (3 Mo. LIBOR + 2.00%	)	12/30/2026		7,693	7,712,011
Gruden Acquisition, Inc. 2017 Term Loan	6.50% (3 Mo. LIBOR + 5.50%	)	8/18/2022		7,176	7,200,428
Gruden Acquisition, Inc. 2nd Lien Term Loan	9.50% (3 Mo. LIBOR + 8.50%)		8/18/2023		19,379	19,087,998
Total						34,000,437

Manufacturing 3.69%
Airxcel, Inc. 2018 1st Lien Term Loan	4.615% (1 Mo. LIBOR + 4.50%	)	4/28/2025		13,636	13,624,674
Apex Tool Group, LLC 2019 Term Loan B	6.50% (1 Mo. LIBOR + 5.25%	)	8/1/2024		9,670	9,690,314
Array Technologies, Inc. Term Loan B	5.00% (1 Mo. LIBOR + 4.00%	)	10/14/2027		12,870	12,939,775
ASP Unifrax Holdings, Inc. Term Loan B	4.004% (3 Mo. LIBOR + 3.75%	)	12/12/2025		10,220	9,816,514
Brand Energy & Infrastructure Services, Inc. 2017 Term Loan	5.25% (3 Mo. LIBOR + 4.25%	)	6/21/2024		14,931	14,889,877
Bright Bidco B.V. 2018 Term Loan B (Netherlands)(b)	–	(h)	6/30/2024		7,581	5,839,523
CeramTec AcquiCo GmbH EUR 2017 Term Loan B1(c)	2.50% (3 EURIBOR + 2.50%	)	3/7/2025	EUR	3,826	4,550,391
Deliver Buyer, Inc. Term Loan B	5.254% (3 Mo. LIBOR + 5.00%	)	5/1/2024		$15,221	15,226,212
Electrical Components International, Inc. 2018 1st Lien Term Loan	4.365% (1 Mo. LIBOR + 4.25%	)	6/26/2025		8,773	8,616,986
Engineered Machinery Holdings, Inc. USD 1st Lien Term Loan	4.00% (3 Mo. LIBOR + 3.00%	)	7/19/2024		10,661	10,674,378

See Notes to Schedule of Investments.	91

Schedule of Investments (unaudited)(continued)

FLOATING RATE FUND February 28, 2021

Investments	Interest Rate		Maturity Date	Principal Amount (000)		Fair Value
Manufacturing (continued)
LTI Holdings, Inc. 2018 Add On 1st Lien Term Loan	3.615% (1 Mo. LIBOR + 3.50%	)	9/6/2025		$15,257	$14,991,605
Outfront Media Capital LLC 2019 Term Loan B	1.861% (1 Mo. LIBOR + 1.75%	)	11/18/2026		5,444	5,425,661
Pro Mach Group, Inc. 2018 Term Loan B	2.865% (1 Mo. LIBOR + 2.75%	)	3/7/2025		5,669	5,632,740
Sabre Industries, Inc. 2019 Term Loan B	3.365% (1 Mo. LIBOR + 3.25%	)	4/15/2026		2,931	2,936,021
Tecomet Inc. 2017 Repriced Term Loan	4.50% (3 Mo. LIBOR + 3.50%	)	5/1/2024		20,410	20,240,089
Terrier Media Buyer, Inc. 2021 Term Loan	3.615% (1 Mo. LIBOR + 3.50%	)	12/17/2026		9,112	9,115,350
UTEX Industries, Inc. 2020 First Out Exit Term Loan A	8.50% (1 Mo. LIBOR + 7.00%	)	11/1/2024		2,796	2,820,293
UTEX Industries, Inc. 2020 Second Out Term Loan	11.00% (1 Mo. LIBOR + 9.50%	)	12/3/2025		1,755	1,620,657
Vertical Midco GmbH USD Term Loan B (Germany)(b)	4.478% (6 Mo. LIBOR + 4.25%	)	7/30/2027		24,218	24,455,660
Yak Access, LLC 2018 1st Lien Term Loan B	5.254% (3 Mo. LIBOR + 5.00%	)	7/11/2025		23,201	21,251,843
Total						214,358,563

Media/Telecommunications 0.48%
Nexstar Broadcasting, Inc. 2019 Term Loan B4	2.873% (1 Mo. LIBOR + 2.75%	)	9/18/2026		27,976	28,061,315

Metals/Minerals 0.15%
Alpha Metallurgical Resources, Inc. 2019 Term Loan	9.00% (3 Mo. LIBOR + 7.00%	)	6/14/2024		10,715	8,786,300

Retail 4.14%
Academy, Ltd. 2020 Term Loan	5.75% (1 Mo. LIBOR + 5.00%	)	10/28/2027		14,655	14,702,659
Amer Sports Oyj EUR Term Loan B(c)	4.50% (6 Mo. EURIBOR + 4.50%	)	3/30/2026	EUR	14,456	17,277,487

92	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

FLOATING RATE FUND February 28, 2021

Investments	Interest Rate		Maturity Date	Principal Amount (000)		Fair Value
Retail (continued)
Anastasia Parent, LLC 2018 Term Loan B	4.004% (3 Mo. LIBOR + 3.75%	)	8/11/2025		$24,067	$16,655,319
Bass Pro Group LLC Term Loan B	5.75% (1 Mo. LIBOR + 5.00%	)	9/25/2024		13,728	13,781,415
Bass Pro Group, LLC 2021 Term Loan B	–	(h)	2/26/2028		13,728	13,658,983
BDF Acquisition Corp. 1st Lien Term Loan	6.25% (1 Mo. LIBOR + 5.25%	)	8/14/2023		21,554	21,500,392
Canada Goose Inc. Term Loan (Canada)(b)	5.00% (3 Mo. LIBOR + 4.25%	)	10/7/2027		11,699	11,786,486
Chinos Intermediate Holdings A, Inc. Exit Term Loan	11.00% (2 Mo. LIBOR + 10.00%	)	9/10/2027		3,450	3,655,000
Coty Inc. 2018 USD Term Loan B	2.374% (3 Mo. LIBOR + 2.25%	)	4/7/2025		4,119	3,996,238
Foundation Building Materials Holding Company LLC 2021 Term Loan	3.75% (1 Wk. LIBOR + 3.25%	)	2/3/2028		6,487	6,484,458
Harbor Freight Tools USA, Inc. 2020 Term Loan B	4.00% (1 Mo. LIBOR + 3.25%	)	10/19/2027		24,824	24,968,109
Petco Animal Supplies, Inc. 2017 Term Loan B	4.25% (3 Mo. LIBOR + 3.25%	)	1/26/2023		14,832	14,843,927
Petco Animal Supplies, Inc. 2021 Term Loan B	–	(h)	2/24/2028		24,296	24,311,041	(j)
PetSmart, Inc. 2021 Term Loan B	–	(h)	2/11/2028		29,198	29,439,681
Rent-A-Center, Inc. 2021 Term Loan B	–	(h)	2/17/2028		12,001	12,105,645	(j)
Sally Holdings LLC Term Loan B1	2.37% (1 Mo. LIBOR + 2.25%	)	7/5/2024		1,884	1,890,987
Winterfell Financing Sarl EUR Term Loan B(c)	–	(h)	2/18/2028	EUR	7,777	9,363,375
Total						240,421,202

Service 5.84%
Allied Universal Holdco LLC 2019 Term Loan B	4.365% (1 Mo. LIBOR + 4.25%	)	7/10/2026		$8,518	8,543,989
APX Group, Inc. 2020 Term Loan	5.115% - 7.25% (Prime Rate + 4.00% (1 Mo. LIBOR + 5.00%	) )	12/31/2025		4,865	4,888,819
AVSC Holding Corp. 2018 2nd Lien Term Loan	8.25% (3 Mo. LIBOR + 7.25%	)	9/1/2025		5,525	3,729,503

See Notes to Schedule of Investments.	93

Schedule of Investments (unaudited)(continued)

FLOATING RATE FUND February 28, 2021

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Service (continued)
Blackhawk Network Holdings, Inc. 2018 2nd Lien Term Loan	7.125% (1 Mo. LIBOR + 7.00%	)	6/15/2026	$6,366	$6,334,303
EagleView Technology Corporation 2018 Add On Term Loan B	3.69% (3 Mo. LIBOR + 3.50%	)	8/14/2025	26,677	26,419,981
Emerald TopCo Inc Term Loan	3.615% - 3.71% (1 Mo. LIBOR + 3.50% (3 Mo. LIBOR + 3.50%	) )	7/24/2026	14,868	14,888,707
Employbridge LLC Term Loan B	5.50% (3 Mo. LIBOR + 4.50%	)	4/18/2025	13,779	13,667,213
Fluidra S.A. USD Term Loan B (Spain)(b)	2.115% (1 Mo. LIBOR + 2.00%	)	7/2/2025	3,036	3,037,152
Guidehouse LLP 2018 Term Loan	4.115% (1 Mo. LIBOR + 4.00%	)	5/1/2025	10,688	10,769,443
KUEHG Corp. 2018 Incremental Term Loan	4.75% (3 Mo. LIBOR + 3.75%	)	2/21/2025	28,680	27,939,140
Learning Care Group, Inc. 2018 1st Lien Term Loan	4.25% (6 Mo. LIBOR + 3.25%	)	3/13/2025	16,554	16,150,421
Liftoff Mobile, Inc. Term Loan	–	(h)	2/18/2028	11,665	11,664,994	(j)
MHI Holdings,LLC Term Loan B	5.115% (1 Mo. LIBOR + 5.00%	)	9/21/2026	20,370	20,522,490
Pathway Vet Alliance, LLC 2021 Term Loan	3.865% (1 Mo. LIBOR + 3.75%	)	3/31/2027	14,064	14,145,259
Pike Corporation 2021 Incremental Term Loan B	3.12% (1 Mo. LIBOR + 3.00%	)	1/21/2028	2,951	2,959,243
Renaissance Holding Corp. 2018 2nd Lien Term Loan	–	(h)	5/29/2026	6,000	6,006,000
Resideo Funding, Inc. 2021 Term Loan	2.75% (3 Mo. LIBOR + 2.25%	)	2/8/2028	12,129	12,128,944	(j)
Sedgwick Claims Management Services, Inc. 2018 Term Loan B	3.365% (1 Mo. LIBOR + 3.25%	)	12/31/2025	19,120	19,015,320
Service Logic Acquisition, Inc Delayed Draw Term Loan(i)	2.00% - 4.75% (2 Mo. LIBOR + 4.00% (3 Mo. LIBOR + 2.00%	) )	10/29/2027	1,998	2,014,396
Service Logic Acquisition, Inc Term Loan	4.75% (3 Mo. LIBOR + 4.00%	)	10/29/2027	7,774	7,837,030

94	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

FLOATING RATE FUND February 28, 2021

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Service (continued)
SSH Group Holdings, Inc. 2018 1st Lien Term Loan	4.504% (3 Mo. LIBOR + 4.25%	)	7/30/2025	$18,769	$18,135,462
Therma Intermediate LLC 2020 Delayed Draw Term Loan(i)	2.00% (3 Mo. LIBOR + 2.00%	)	12/10/2027	2,344	2,356,650
Therma Intermediate LLC 2020 Term Loan	4.75% (3 Mo. LIBOR + 4.00%	)	12/10/2027	12,191	12,254,589
TNT Crane & Rigging, Inc. Exit Takeback PIK Term Loan	12.00% (3 Mo. LIBOR + 11.00%	)	3/1/2025	4,389	4,262,341
United PF Holdings, LLC 2019 2nd Lien Term Loan	8.754% (3 Mo. LIBOR + 8.50%	)	12/30/2027	4,000	3,680,000	(j)
USIC Holdings, Inc. 2017 Term Loan B	4.00% (1 Mo. LIBOR + 3.00%	)	12/8/2023	12,490	12,500,019
Verifone Systems, Inc. 2018 1st Lien Term Loan	4.182% (3 Mo. LIBOR + 4.00%	)	8/20/2025	15,967	15,621,598
Verscend Holding Corp. 2021 Term Loan B	–	(h)	8/27/2025	3,891	3,918,314
Weight Watchers International, Inc. 2017 Term Loan B	5.50% (1 Mo. LIBOR + 4.75%	)	11/29/2024	23,142	23,223,233
Weld North Education, LLC 2020 Term Loan B	4.75% (1 Mo. LIBOR + 4.00%	)	12/21/2027	10,209	10,238,353
Total					338,852,906

Shipping 0.19%
Kestrel Bidco Inc. Term Loan B (Canada)(b)	4.00% (6 Mo. LIBOR + 3.00%	)	12/11/2026	11,219	10,910,320

Telecommunications 3.36%
Altice Financing SA USD 2017 1st Lien Term Loan (Luxembourg)(b)	2.865% (1 Mo. LIBOR + 2.75%	)	1/31/2026	9,334	9,258,801
Altice France S.A. 2018 Term Loan B13 (France)(b)	4.198% (3 Mo. LIBOR + 4.00%	)	8/14/2026	23,312	23,370,132
Avis Budget Car Rental, LLC 2020 Term Loan B	2.37% (1 Mo. LIBOR + 2.25%	)	8/6/2027	11,650	11,458,323
Cablevision Lightpath LLC Term Loan B	3.75% (1 Mo. LIBOR +3.25%	)	11/30/2027	5,023	5,041,662
CenturyLink, Inc. 2020 Term Loan A	2.115% (1 Mo. LIBOR + 2.00%	)	1/31/2025	1,561	1,554,861

See Notes to Schedule of Investments.	95

Schedule of Investments (unaudited)(continued)

FLOATING RATE FUND February 28, 2021

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Telecommunications (continued)
CenturyLink, Inc. 2020 Term Loan B	2.365% (1 Mo. LIBOR +2.25%	)	3/15/2027	$47,109	$47,034,465
Colorado Buyer, Inc. 2nd Lien Term Loan	–	(h)	5/1/2025	4,889	4,880,033
Colorado Buyer, Inc. Term Loan B	4.00% (3 Mo. LIBOR + 3.00%	)	5/1/2024	13,636	13,480,900
Consolidated Communications, Inc. 2020 Term Loan B	5.75% (1 Mo. LIBOR + 4.75%	)	10/2/2027	20,323	20,477,401
Frontier Communications Corp. 2020 DIP Exit Term Loan	5.75% (1 Mo. LIBOR + 4.75%	)	10/8/2021	7,817	7,905,345
Northwest Fiber, LLC 2021 Term Loan	3.75% (3 Mo. LIBOR + 3.75%	)	4/30/2027	7,677	7,720,017
Northwest Fiber, LLC Term Loan B	3.874% (1 Mo. LIBOR + 3.75%	)	5/21/2027	7,677	7,726,695
RV Retailer, LLC Term Loan B	6.25% (Prime Rate + 3.00%	)	1/28/2028	14,598	14,579,889	(j)
Zayo Group Holdings, Inc. USD Term Loan	3.115% (1 Mo. LIBOR + 3.00%	)	3/9/2027	20,220	20,226,566
Total					194,715,090

Utility 1.75%
Astoria Energy LLC 2020 Term Loan B	4.50% (3 Mo. LIBOR + 3.50%	)	12/10/2027	9,968	10,000,179
Brookfield WEC Holdings, Inc. 2021 Term Loan	3.25% (1 Mo. LIBOR + 2.75%	)	8/1/2025	10,577	10,567,524
Calpine Construction Finance Company, L.P. 2017 Term Loan B	2.115% (1 Mo. LIBOR + 2.00%	)	1/15/2025	5,177	5,158,409
Calpine Corp. 2019 Term Loan B10	2.115% (1 Mo. LIBOR + 2.00%	)	8/12/2026	8,790	8,755,203
EFS Cogen Holdings I LLC 2020 Term Loan B	4.50% (3 Mo. LIBOR + 3.50%	)	10/1/2027	16,677	16,729,187
ExGen Renewables IV, LLC 2020 Term Loan	3.75% (3 Mo. LIBOR + 2.75%	)	12/15/2027	11,599	11,680,591
Frontera Generation Holdings LLC 2018 Term Loan B	5.25% (3 Mo. LIBOR + 4.25%	)	5/2/2025	30,682	3,656,178
Frontera Generation Holdings LLC 2021 DIP Term Loan	14.00% (1 Mo. LIBOR + 13.00% (3 Mo. LIBOR + 13.00%	) )	11/5/2021	2,973	3,002,729	(j)

96	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

FLOATING RATE FUND February 28, 2021

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Utility (continued)
Helix Gen Funding, LLC Term Loan B	4.75% (1 Mo. LIBOR + 3.75%	)	6/3/2024	$17,493	$17,446,999
Pacific Gas & Electric Co. 2020 Term Loan	3.50% - 6.75% (1 Mo. LIBOR +3.00%	)	6/23/2025	13,405	13,472,461
Pike Corp. 2021 Delayed Draw Term Loan B	–	(h)	1/21/2028	1,274	1,276,934
Total					101,746,394

Wireless Communications 0.46%
Radiate Holdco, LLC 2020 Term Loan	4.25% (1 Mo. LIBOR + 3.50%	)	9/25/2026	7,792	7,833,588
SBA Senior Finance II LLC 2018 Term Loan B	1.87% (1 Mo. LIBOR + 1.75%	)	4/11/2025	10,975	10,954,803
Windstream Services, LLC 2020 Exit Term Loan B	7.25% (1 Mo. LIBOR +6.25%)		9/21/2027	7,787	7,833,638
Total					26,622,029
Total Floating Rate Loans (cost $4,680,443,213)					4,692,383,148

	Dividend Rate			Shares (000)
PREFERRED STOCKS 0.43%

Shipping
ACBL Holdings Corp. Series A	Zero Coupon			354	9,742,426	(a)
ACBL Holdings Corp. Series B	Zero Coupon			445	15,343,978	(a)
Total Preferred Stocks (cost $19,975,575)					25,086,404

	Exercise Price		Expiration Date
WARRANTS 0.00%

Manufacturing 0.00%
UTEX Industries, Inc.*	$ 114.76		12/3/2025	57	86,010	(f)

Service 0.00%
TNT Crane & Rigging, Inc.*	4.00		10/16/2025	13	31,628	(f)
Total Warrants (cost $136,614)					117,638
Total Long-Term Investments (cost $5,589,363,646)					5,646,471,968

See Notes to Schedule of Investments.	97

Schedule of Investments (unaudited)(continued)

FLOATING RATE FUND February 28, 2021

Investments	Principal Amount (000)	Fair Value
SHORT-TERM INVESTMENT 7.00%

REPURCHASE AGREEMENT
Repurchase Agreement dated 2/26/2021, 0.00% due 3/1/2021 with Fixed Income Clearing Corp. collateralized by $218,999,600 of U.S. Treasury Note at 2.875% due 10/15/2021; $188,711,300 of U.S. Treasury Note at 0.330% due 10/31/2021; value: $414,293,563; proceeds: $406,170,089 (cost $406,170,089)	$406,170	$406,170,089
Total Investments in Securities 104.32% (cost $5,995,533,735)		6,052,642,057
Less Unfunded Loan Commitments (0.70%) (cost $40,543,195)		(40,815,134)
Net Investments 103.62% (cost $5,954,990,540)		6,011,826,923
Liabilities in Excess of Cash, Foreign Cash and Other Assets(m) (3.62%)		(209,851,345)
Net Assets 100.00%		$5,801,975,578

CAD	Canadian dollar.
EUR	Euro.
GBP	British pound.
EURIBOR	Euro Interbank Offered Rate.
LIBOR	London Interbank Offered Rate.
PIK	Payment-in-kind.
SOFR	Secured Over Night Financing Rate.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers. At February 28, 2021, the total value of Rule 144A securities was $669,581,570, which represents 11.54% of net assets.
#	Variable rate security. The interest rate represents the rate in effect at February 28, 2021.
*	Non-income producing security.
(a)	Level 3 Investment as described in Note 2(b) in the Notes to Financials. Security valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 investments.
(b)	Foreign security traded in U.S. dollars.
(c)	Investment in non-U.S. dollar denominated securities.
(d)	Securities purchased on a when-issued basis.
(e)	Security is perpetual in nature and has no stated maturity.
(f)	Level 3 Investment as described in Note 2(b) in the Notes to Financials. Security fair valued by the Pricing Committee.
(g)	Floating Rate Loans in which the Fund invests generally pay interest at rates which are periodically re-determined at a margin above the London Interbank Offered Rate (“LIBOR”) or the prime rate offered by major U.S. banks. The rate(s) shown is the rate(s) in effect at February 28, 2021.
(h)	Interest rate to be determined.
(i)	Security partially/fully unfunded.
(j)	Level 3 Investment as described in Note 2(b) in the Notes to Financials. Floating Rate Loans categorized as Level 3 are valued based on a single quotation obtained from a dealer. Accounting principles generally accepted in the United States of America do not require the Fund to create quantitative unobservable inputs that were not developed by the Fund. Therefore, the Fund does not have access to unobservable inputs and cannot disclose such inputs in the valuation.
(k)	Defaulted (non-income producing security).
(l)	Amount is less than $1,000.
(m)	Liabilities in Excess of Cash, Foreign Cash and Other Assets include net unrealized appreciation/depreciation on forward foreign currency exchange contracts, futures contracts and swaps as follows:

98	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

FLOATING RATE FUND February 28, 2021

Centrally Cleared Interest Rate Swap Contracts at February 28, 2021:

Central Clearingparty	Periodic Payments to be Made By The Fund (Quarterly)	Periodic Payments to be Received By The Fund (Quarterly)	Termination Date	Notional Amount	Notional Value	Unrealized Appreciation
Credit Suisse(1)	.5008%	3-Month USD LIBOR Index	11/1/2024	$9,208,000	$9,223,861	$15,861
Credit Suisse(1)	.4925%	3-Month USD LIBOR Index	9/15/2024	21,286,000	21,306,951	20,951
Credit Suisse(1)	.5631%	3-Month USD LIBOR Index	8/15/2026	8,800,000	8,960,639	160,639
Credit Suisse(1)	.6108%	3-Month USD LIBOR Index	2/15/2028	8,594,000	8,908,307	314,307
Credit Suisse(1)	.6764%	3-Month USD LIBOR Index	9/15/2029	11,566,000	12,205,480	639,480
Credit Suisse(1)	.619%	3-Month USD LIBOR Index	2/15/2028	10,017,000	10,377,754	360,754
Credit Suisse(1)	.1835%	3-Month USD MFEDL Index	10/21/2025	32,990	33,575	585
Credit Suisse(2)	.0511%	3-Month USD MFEDL Index	10/21/2022	345,082	345,355	273
Total						$1,512,850

Central Clearingparty	Periodic Payments to be Made By The Fund (Quarterly)	Periodic Payments to be Received By The Fund (Quarterly)	Termination Date	Notional Amount	Notional Value	Unrealized Depreciation
Credit Suisse(1)	.451%	3-Month USD LIBOR Index	5/15/2023	$20,744,000	$20,654,374	$(89,626)
Credit Suisse(1)	.4578%	3-Month USD LIBOR Index	8/1/2022	8,900,000	8,866,518	(33,482)
Credit Suisse(1)	.4781%	3-Month USD LIBOR Index	2/1/2024	9,800,000	9,773,237	(26,763)
Credit Suisse(1)	.0493%	3-Month USD SOFR Index	10/21/2022	345,082	344,937	(145)
Credit Suisse(1)	.1731%	3-Month USD SOFR Index	10/21/2025	32,990	32,422	(568)
Total						$(150,584)

(1)	Central clearinghouse: Chicago Mercantile Exchange (CME).
(2)	Central clearinghouse: London Clearing House (LCH).

See Notes to Schedule of Investments.	99

Schedule of Investments (unaudited)(continued)

FLOATING RATE FUND February 28, 2021

Open Total Return Swaps Contracts at February 28, 2021:

Swap Counterparty	Referenced Index*	Referenced Spread	Units	Position	Termination Date	Notional Amount	Notional Value	Unrealized Appreciation
Barclays Bank plc	IBXXLL	3 Mo. LIBOR + .00%	167,131	Long	06/21/2021	$30,000,000	$30,362,674	$362,674
Barclays Bank plc	IBXXLL	3 Mo. LIBOR + .00%	237,758	Long	06/20/2021	42,000,000	43,193,547	1,193,547
Barclays Bank plc	IBXXLL	3 Mo. LIBOR + .00%	345,404	Long	03/22/2021	62,000,000	62,642,451	642,451
Morgan Stanley	IBXXLL	3 Mo. LIBOR + .00%	141,563	Long	03/22/2021	25,000,000	25,673,839	673,839
Total						$159,000,000	$161,872,511	$2,872,511

*	iBOXX Leverage Loan Index.

Open Forward Foreign Currency Exchange Contracts at February 28, 2021:

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation
Canadian dollar	Buy	Goldman Sachs	4/20/2021	1,615,000	$1,265,043	$1,269,159	$4,116
Canadian dollar	Buy	Toronto Dominion Bank	4/20/2021	732,000	570,954	575,247	4,293
Euro	Buy	State Street Bank and Trust	3/4/2021	6,000,000	7,227,089	7,239,612	12,523
Euro	Sell	Bank of America	3/4/2021	2,387,000	2,886,158	2,880,159	5,999
Euro	Sell	Bank of America	3/4/2021	4,758,000	5,791,599	5,741,012	50,587
Euro	Sell	Bank of America	3/4/2021	7,181,000	8,737,722	8,664,609	73,113
Euro	Sell	Bank of America	3/4/2021	3,567,000	4,344,167	4,303,949	40,218
Euro	Sell	Bank of America	3/4/2021	1,938,000	2,360,284	2,338,395	21,889
Euro	Sell	J.P. Morgan	3/4/2021	54,325,000	65,855,753	65,548,655	307,098
Unrealized Appreciation on Forward Foreign Currency Exchange Contracts							$519,836

100	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

FLOATING RATE FUND February 28, 2021

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Depreciation
Euro	Buy	Standard Chartered Bank	3/4/2021	2,800,000	$3,410,429	$3,378,486	$(31,943)
Euro	Buy	State Street Bank and Trust	3/4/2021	3,392,000	4,118,243	4,092,794	(25,449)
British pound	Sell	State Street Bank and Trust	3/8/2021	4,489,000	6,117,276	6,254,229	(136,953)
British pound	Sell	Toronto Dominion Bank	3/8/2021	12,812,000	17,226,951	17,850,119	(623,168)
Canadian dollar	Sell	Morgan Stanley	4/20/2021	7,912,000	6,216,070	6,217,702	(1,632)
Unrealized Depreciation on Forward Foreign Currency Exchange Contracts							$(819,145)

Open Futures Contracts at February 28, 2021:

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Appreciation
U.S. 2-Year Treasury Note	June 2021	339	Short	$(74,899,907)	$(74,839,547)	$60,360
U.S. 5-Year Treasury Note	June 2021	1,702	Short	(212,204,096)	(210,994,813)	1,209,283
Total Unrealized Appreciation on Open Futures Contracts						$1,269,643

See Notes to Schedule of Investments.	101

Schedule of Investments (unaudited)(continued)

FLOATING RATE FUND February 28, 2021

The following is a summary of the inputs used as of February 28, 2021 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Asset-Backed Securities	$–	$25,326,507	$–	$25,326,507
Common Stocks
Manufacturing	–	11,455,097	–	11,455,097
Service	–	–	8,041,966	8,041,966
Shipping	–	–	1,904,200	1,904,200
Specialty Retail	–	16,311,335	–	16,311,335
Other	8,155,929	–	–	8,155,929
Convertible Bonds	–	101,452,021	–	101,452,021
Corporate Bonds
Metals/Minerals	–	–	5	5
Other	–	722,149,840	–	722,149,840
Exchange-Traded Fund	34,087,878	–	–	34,087,878
Floating Rate Loans
Aerospace	–	257,762,799	–	257,762,799
Automotive	–	11,262,696	6,627,126	17,889,822
Broadcasting	–	13,384,330	–	13,384,330
Chemicals	–	87,013,896	15,247,548	102,261,444
Consumer Durables	–	17,705,122	–	17,705,122
Consumer Non-Durables	–	14,718,666	–	14,718,666
Diversified Media	–	28,946,619	–	28,946,619
Energy	–	138,037,709	12,551,735	150,589,444
Financial	–	128,796,770	11,568,133	140,364,903
Food & Drug	–	5,374,208	–	5,374,208
Food/Tobacco	–	161,902,034	11,180,028	173,082,062
Forest Products	–	54,111,795	–	54,111,795
Gaming/Leisure	–	341,122,586	9,793,786	350,916,372
Healthcare	–	767,300,423	17,568,180	784,868,603
Housing	–	84,819,614	7,457,376	92,276,990
Information Technology	–	779,807,278	29,444,313	809,251,591
Manufacturing	–	214,358,563	–	214,358,563
Media/Telecommunications	–	563,618,708	6,691,704	570,310,412
Metals/Minerals	–	8,786,300	–	8,786,300
Retail	–	204,004,516	36,416,686	240,421,202
Service	–	295,757,370	27,473,938	323,231,308
Telecommunications	–	19,178,340	14,579,889	33,758,229
Transportation	–	186,265,970	–	186,265,970
Utility	–	98,743,665	3,002,729	101,746,394
Less Unfunded Commitments	–	(40,815,134)	–	(40,815,134)
Preferred Stocks	–	–	25,086,404	25,086,404
Warrants	–	–	117,638	117,638
Short-Term Investment
Repurchase Agreement	–	406,170,089	–	406,170,089
Total	$42,243,807	$5,724,829,732	$244,753,384	$6,011,826,923

102	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

FLOATING RATE FUND February 28, 2021

Investment Type(2)	Level 1	Level 2	Level 3	Total
Other Financial Instruments
Centrally Cleared Interest Rate Swaps Contracts
Assets	$–	$1,512,850	$–	$1,512,850
Liabilities	–	(150,584)	–	(150,584)
Forward Foreign Currency Exchange Contracts
Assets	–	519,836	–	519,836
Liabilities	–	(819,145)	–	(819,145)
Futures Contracts
Assets	1,269,643	–	–	1,269,643
Liabilities	–	–	–	–
Total Return Swaps Contracts
Assets	–	2,872,511	–	2,872,511
Liabilities	–	–	–	–
Total	$1,269,643	$3,935,468	$–	$5,205,111

(1)	Refer to Note 2(b) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy. Each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets.

The following is a reconciliation of investments with unobservable inputs (Level 3) that were used in determining fair value:

Investment Type	Asset- Backed Securities	Common Stocks	Corporate Bonds	Floating Rate Loans	Preferred Stock	Warrants
Balance as of December 1, 2020	$7,790,465	$1,963,955	$5	$227,870,190	$25,086,404	$31,628
Accrued Discounts (Premiums)	–	–	–	97,276	–	–
Realized Gain (Loss)	–	(7,469,305)	–	200,447	–	–
Change in Unrealized Appreciation (Depreciation)	–	6,330,044	–	3,958,820	–	–
Purchases	–	–	–	158,877,050	–	86,010
Sales	–	–	–	(28,091,307)	–	–
Transfers into Level 3	–	9,121,472	–	35,392,125	–	–
Transfers out of Level 3	(7,790,465)	–	–	(188,701,430)	–	–
Balance as of Februray 28, 2021	$–	$9,946,166	$5	$209,603,171	$25,086,404	$117,638
Change in unrealized appreciation/depreciation for the period ended Februray 28, 2021, related to Level 3 investments held at Februray 28, 2021	$–	$(1,079,506)	$–	$2,335,472	$–	$–

See Notes to Schedule of Investments.	103

Schedule of Investments (unaudited)

HIGH YIELD FUND February 28, 2021

Investments	Shares (000)	Fair Value
LONG-TERM INVESTMENTS 99.06%

COMMON STOCKS 3.17%

Banking 0.19%
South State Corp.	104	$8,173,129
SVB Financial Group*	16	8,245,959
Total		16,419,088

Building Materials 0.20%
Gibraltar Industries, Inc.*	92	7,996,281
Valmont Industries, Inc.	38	8,874,606
Total		16,870,887

Diversified Capital Goods 0.13%
Badger Meter, Inc.	84	9,113,416
UTEX Industries, Inc.	49	1,894,931
Total		11,008,347

Electronics 0.10%
Cognex Corp.	105	8,691,937

Energy: Exploration & Production 0.11%
Diamondback Energy, Inc.	130	9,007,301

Gaming 0.06%
Monarch Casino & Resort, Inc.*	77	5,176,125

Investments & Miscellaneous Financial Services 0.00%
Penson Technologies Class A Units	4,881	48,812	(a)

Machinery 0.30%
Hydrofarm Holdings Group, Inc.*	134	8,512,478
Kornit Digital Ltd. (Israel)*(b)	74	8,374,335
Lindsay Corp.	54	8,732,663
TNT Crane & Rigging, Inc.	15	225,755	(c)
Total		25,845,231

Metals/Mining (Excluding Steel) 0.11%
Pan American Silver Corp. (Canada)(b)	281	9,290,639

Multi-Line Insurance 0.11%
Goosehead Insurance, Inc. Class A	73	9,392,298

Oil Field Equipment & Services 0.12%
Oceaneering International, Inc.*	897	10,589,698

104	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

HIGH YIELD FUND February 28, 2021

Investments	Shares (000)	Fair Value
Personal & Household Products 0.46%
Britax Child Safety, Inc.	2	$–	(a)
elf Beauty, Inc.*	177	4,546,668
Gibson Brands, Inc.	57	6,669,417	(c)
Helen of Troy Ltd.*	39	8,490,322
Remington Outdoor Co., Inc.	128	–	(a)(d)
Revlon, Inc. Class A	702	157,872
Sonos, Inc.*	261	10,168,714
WD-40 Co.	31	9,581,948
Total		39,614,941

Recreation & Travel 0.11%
Madison Square Garden Entertainment Corp.*	92	9,862,787

Restaurants 0.20%
Shake Shack, Inc. Class A*	142	16,789,445

Software/Services 0.38%
Airbnb, Inc. Class A*	73	15,013,613
Despegar.com Corp. (Argentina)*(b)	880	10,469,870
Leslie’s, Inc.*	75	1,815,658
ServiceNow, Inc.*	10	5,100,945
Total		32,400,086

Specialty Retail 0.28%
Canada Goose Holdings, Inc. (Canada)*(b)	285	12,772,022
Chinos Intermediate	48	505,580
Chinos Intermediate	56	196,861
Claires Holdings LLC	7	1,689,598
Five Below, Inc.*	46	8,516,479
Total		23,680,540

Support: Services 0.18%
TripAdvisor, Inc.*	315	15,622,559

Tobacco 0.11%
Turning Point Brands, Inc.	188	9,262,589

Transportation: Infrastructure/Services 0.02%
ACBL Holdings Corp.	22	444,540	(c)
Chassix Holdings, Inc.	160	1,196,970
Total		1,641,510
Total Common Stocks (cost $263,251,312)		271,214,820

See Notes to Schedule of Investments.	105

Schedule of Investments (unaudited)(continued)

HIGH YIELD FUND February 28, 2021

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Fair Value
CONVERTIBLE BONDS 2.32%

Advertising 0.26%
Snap, Inc.	0.75%	8/1/2026		$4,576	$13,424,840
Zillow Group, Inc.	0.75%	9/1/2024		2,395	8,879,748
Total					22,304,588

Air Transportation 0.26%
American Airlines Group, Inc.	6.50%	7/1/2025		6,107	9,557,472
Southwest Airlines Co.	1.25%	5/1/2025		7,581	12,783,461
Total					22,340,933

Automakers 0.10%
Tesla, Inc.	2.00%	5/15/2024		792	8,609,040

Health Services 0.11%
Teladoc Health, Inc.†	1.25%	6/1/2027		7,373	9,572,618

Integrated Energy 0.10%
Sunrun, Inc.†	Zero Coupon	2/1/2026		8,662	8,505,218

Investments & Miscellaneous Financial Services 0.10%
WisdomTree Investments, Inc.†	4.25%	6/15/2023		7,511	8,556,650

Media: Content 0.10%
fuboTV, Inc.†	3.25%	2/15/2026		8,215	8,440,913

Pharmaceuticals 0.10%
Canopy Growth Corp.†(e)	4.25%	7/15/2023	CAD	8,900	8,331,074

Real Estate Development & Management 0.10%
Redfin Corp.†	Zero Coupon	10/15/2025		$6,574	8,554,746

Real Estate Investment Trusts 0.10%
IIP Operating Partnership LP†	3.75%	2/21/2024		2,879	8,477,441

Software/Services 0.55%
Okta, Inc.†	0.375%	6/15/2026		6,840	8,981,727
RingCentral, Inc.†	Zero Coupon	3/1/2025		6,446	8,283,546
ServiceNow, Inc.	Zero Coupon	6/1/2022		808	3,212,394
Shopify, Inc. (Canada)(b)	0.125%	11/1/2025		6,853	8,741,858
Square, Inc.†	Zero Coupon	5/1/2026		7,581	8,769,327
Twitter, Inc.	0.25%	6/15/2024		5,751	8,885,295
Total					46,874,147

106	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

HIGH YIELD FUND February 28, 2021

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Specialty Retail 0.24%
Dick’s Sporting Goods, Inc.†	3.25%		4/15/2025	$3,747	$8,170,106
RealReal, Inc. (The)†	3.00%		6/15/2025	7,618	12,748,660
Total					20,918,766

Support: Services 0.10%
Chegg, Inc.†	Zero Coupon		9/1/2026	6,977	8,287,013

Technology Hardware & Equipment 0.10%
SunPower Corp.	4.00%		1/15/2023	5,173	8,558,538
Total Convertible Bonds (cost $193,375,132)					198,331,685

	Dividend Rate			Shares (000)

CONVERTIBLE PREFERRED STOCK 0.10%

Auto Parts & Equipment
Aptiv plc (Ireland)(b) (cost $7,436,635)	5.50%			48	8,144,775

	Interest Rate			Principal Amount (000)

FLOATING RATE LOANS(f) 5.72%

Aerospace/Defense 0.19%
Alloy Finco Limited 2020 USD Term Loan B2 (Jersey)(b)	8.50% (1 Mo. LIBOR + 6.50%	)	3/6/2024	$3,857	3,750,791
Alloy Finco Limited USD Holdco Term Loan PIK 13.50% (Jersey)(b)	0.50%		3/6/2025	6,042	3,504,410
WP CPP Holdings, LLC 2018 Term Loan	4.75% (1 Mo. LIBOR + 3.75% (3 Mo. LIBOR + 3.75%	) )	4/30/2025	8,946	8,644,491
Total					15,899,692

Automakers 0.04%
American Trailer World Corp. Term Loan B	–	(g)	2/17/2028	3,067	3,062,843	(h)

Beverages 0.10%
Miller’s Ale House, Inc. 2018 Term Loan	4.86% - 7.00% (Prime Rate + 3.75% (1 Mo. LIBOR + 4.75%	) )	5/30/2025	9,654	8,875,646

See Notes to Schedule of Investments.	107

Schedule of Investments (unaudited)(continued)

HIGH YIELD FUND February 28, 2021

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Building Materials 0.13%
Associated Asphalt Partners, LLC 2017 Term Loan B	6.25% (1 Mo. LIBOR + 5.25%	)	4/5/2024	$12,067	$11,289,242

Chemicals 0.15%
ASP Unifrax Holdings Inc. Term Loan B	4.004% (3 Mo. LIBOR + 3.75%	)	12/12/2025	13,569	13,033,565

Diversified Capital Goods 0.11%
Robertshaw US Holding Corp 2018 1st Lien Term Loan	4.50% (1 Mo. LIBOR + 3.50%	)	2/28/2025	9,535	9,036,487
UTEX Industries Inc. 2020 First Out Exit Term Loan A	8.50% (1 Mo. LIBOR + 7.00%	)	11/1/2024	501	505,504
UTEX Industries Inc. 2020 Second Out Term Loan	11.00% (1 Mo. LIBOR + 9.50%	)	12/3/2025	315	290,484
Total					9,832,475

Electric: Generation 0.03%
Frontera Generation Holdings LLC 2018 Term Loan B	5.25% (3 Mo. LIBOR + 4.25%	)	5/2/2025	12,821	1,527,869
Frontera Generation Holdings LLC 2021 DIP Term Loan	14.00% (1 Mo. LIBOR + 13.00% (3 Mo. LIBOR + 13.00%	) )	11/5/2021	1,242	1,254,802	(h)
Total					2,782,671

Electronics 0.10%
Electrical Components International, Inc. 2018 1st Lien Term Loan	4.365% (1 Mo. LIBOR + 4.25%	)	6/26/2025	8,475	8,324,013

Gaming 0.43%
Montreign Resort Casino Bridge Term Loan(i)	3.365% (3 Mo. LIBOR + 3.25%	)	3/22/2021	2,421	2,380,546
Playtika Holding Corp Term Loan B	7.00% (3 Mo. LIBOR + 6.00%	)	12/10/2024	7,917	7,972,616
The Enterprise Development Authority Term Loan B	–	(g)	2/18/2028	12,242	12,334,193	(h)
TopGolf International, Inc. Term Loan B	7.00% (3 Mo. LIBOR + 6.25%	)	2/8/2026	13,632	13,904,653
Total					36,592,008

108	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

HIGH YIELD FUND February 28, 2021

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Gas Distribution 0.24%
BCP Raptor II, LLC 1st Lien Term Loan	4.865% (1 Mo. LIBOR + 4.75%	)	11/3/2025	$11,162	$10,590,338
Brazos Delaware II, LLC Term Loan B	4.111% (1 Mo. LIBOR + 4.00%	)	5/21/2025	10,601	9,816,842
Total					20,407,180

Health Facilities 0.28%
Pearl Intermediate Parent LLC 2018 1st Lien Term Loan	2.865% (1 Mo. LIBOR + 2.75%	)	2/14/2025	11,094	11,002,066
Pearl Intermediate Parent LLC 2018 Incremental Term Loan	3.371% (1 Mo. LIBOR + 3.25%	)	2/14/2025	1,847	1,844,932
Unified Physician Management, LLC 2020 Term Loan	5.00% (3 Mo. LIBOR + 4.25%	)	12/16/2027	11,064	11,146,804	(h)
Total					23,993,802

Health Services 0.24%
PetVet Care Centers, LLC 2021 Term Loan B3	4.25% (1 Mo. LIBOR + 3.50%	)	2/14/2025	2,900	2,907,621
Wellpath Holdings, Inc. 2018 1st Lien Term Loan	5.615% (1 Mo. LIBOR + 5.50%	)	10/1/2025	17,970	17,824,070
Total					20,731,691

Hotels 0.11%
Playa Resorts Holding B.V. 2017 Term Loan B (Netherlands)(b)	3.75% (1 Mo. LIBOR + 2.75%	)	4/29/2024	9,820	9,482,030

Machinery 0.10%
LTI Holdings, Inc. 2018 Add On 1st Lien Term Loan	3.615% (1 Mo. LIBOR + 3.50%	)	9/6/2025	8,659	8,508,073

Metals/Mining (Excluding Steel) 0.12%
Alpha Metallurgical Resources, Inc. 2019 Term Loan	9.00% (3 Mo. LIBOR + 7.00%	)	6/14/2024	12,294	10,080,695

See Notes to Schedule of Investments.	109

Schedule of Investments (unaudited)(continued)

HIGH YIELD FUND February 28, 2021

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Miscellaneous 0.14%
AMC Entertainment Holdings, Inc. 2019 Term Loan B	–	(g)	4/22/2026	$10,899	$9,403,939
Rent-A-Center, Inc. 2021 Term Loan B	–	(g)	2/17/2028	2,687	2,710,717	(h)
Total					12,114,656

Oil Field Equipment & Services 0.12%
Ulterra Drilling Technologies, LP Term Loan B	5.365% (1 Mo. LIBOR + 5.25%	)	11/26/2025	11,805	10,388,417

Personal & Household Products 0.34%
Anastasia Parent, LLC 2018 Term Loan B	4.004% (3 Mo. LIBOR + 3.75%	)	8/11/2025	18,703	12,942,954
Britax Child Safety, Inc. Junior PIK Term Loan PIK 12.00%	–	(g)	3/31/2025	1,239	1,115,098	(h)
FGI Operating Company, LLC Exit Term Loan	12.00% (3 Mo. LIBOR + 10.00%	)	5/16/2022	839	184,562	(h)
Revlon Consumer Products Corporation 2020 Term Loan B2	4.25% (3 Mo. LIBOR + 3.50%	)	6/30/2025	9,968	7,040,181
TGP Holdings III, LLC 2nd Lien Term Loan	9.50% (3 Mo. LIBOR + 8.50%	)	9/25/2025	7,626	7,549,740
Total					28,832,535

Real Estate Investment Trusts 0.12%
Claros Mortgage Trust, Inc. Term Loan B	6.00% (1 Mo. LIBOR + 5.00%	)	8/9/2026	10,153	10,229,427	(h)

Recreation & Travel 0.27%
Equinox Holdings, Inc. 2017 1st Lien Term Loan	4.00% (3 Mo. LIBOR + 3.00%	)	3/8/2024	11,072	9,985,554
Travel Leaders Group, LLC 2018 Term Loan B	4.115% (1 Mo. LIBOR + 4.00%	)	1/25/2024	13,587	12,721,081
Total					22,706,635

Restaurants 0.10%
Zaxby’s Operating Company LLC 1st Lien Term Loan	4.50% (1 Mo. LIBOR + 3.75%	)	12/28/2027	8,410	8,481,711

Software/Services 0.48%
Grab Holdings Inc. Term Loan B	5.50% (6 Mo. LIBOR + 4.50%	)	1/29/2026	8,635	8,651,333
Omnitracs, Inc. 2020 2nd Lien Term Loan	8.115% (1 Mo. LIBOR + 8.00%	)	9/29/2028	8,409	8,534,881

110	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

HIGH YIELD FUND February 28, 2021

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Software/Services (continued)
Optiv Security, Inc. 1st Lien Term Loan	4.25% (3 Mo. LIBOR + 3.25%)		2/1/2024	$13,651	$13,075,145
Peraton Holding Corp. Delayed Draw Term Loan B(i)	–	(g)	2/19/2028	6,760	6,793,528
Peraton Holding Corp. Term Loan B	–	(g)	2/1/2028	3,841	3,860,164
Total					40,915,051

Specialty Retail 0.43%
Chinos Intermediate Holdings A, Inc. Exit Term Loan	11.00% (2 Mo. LIBOR + 10.00%	)	9/10/2027	1,317	1,395,277
Claire’s Stores, Inc. 2019 Term Loan B	6.615% (1 Mo. LIBOR + 6.50%	)	12/18/2026	4,402	4,204,111
Midas Intermediate Holdco II, LLC 2020 Term Loan B	7.50% (3 Mo. LIBOR + 6.75%	)	12/22/2025	8,749	8,970,191
MND Holdings III Corp 2018 1st Lien Term Loan	4.50% (3 Mo. LIBOR + 3.50%	)	6/19/2024	10,964	10,662,059
Petco Animal Supplies, Inc. 2021 Term Loan B	–	(g)	2/24/2028	11,249	11,256,443	(h)
Total					36,488,081

Support: Services 0.85%
Drive Chassis HoldCo, LLC 2019 2nd Lien Term Loan	8.484% (3 Mo. LIBOR + 8.25%	)	4/10/2026	18,411	18,739,379
KUEHG Corp. 2017 2nd Lien Term Loan	9.25% (3 Mo. LIBOR + 8.25%	)	8/22/2025	8,912	8,583,570
KUEHG Corp. 2018 Incremental Term Loan	4.75% (3 Mo. LIBOR + 3.75%	)	2/21/2025	11,484	11,187,711
NEP/NCP Holdco, Inc. 2018 1st Lien Term Loan	3.365% (1 Mo. LIBOR + 3.25%	)	10/20/2025	13,528	13,216,011
Pathway Vet Alliance LLC 2021 Term Loan	3.865% (1 Mo. LIBOR + 3.75%	)	3/31/2027	12,117	12,186,323
SSH Group Holdings, Inc. 2018 1st Lien Term Loan	4.504% (3 Mo. LIBOR + 4.25%	)	7/30/2025	9,312	8,998,178
Total					72,911,172

See Notes to Schedule of Investments.	111

Schedule of Investments (unaudited)(continued)

HIGH YIELD FUND February 28, 2021

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Technology Hardware & Equipment 0.20%
Delta TopCo, Inc. 2020 2nd Lien Term Loan	8.00% (6 Mo. LIBOR + 7.25%	)	12/1/2028	$8,146	$8,364,898
Flexential Intermediate Corporation 2017 1st Lien Term Loan	3.754% (3 Mo. LIBOR + 3.50%	)	8/1/2024	9,366	8,848,822
Total					17,213,720

Telecommunications: Wireline Integrated & Services 0.10%
Colorado Buyer Inc. Term Loan B	4.00% (3 Mo. LIBOR + 3.00%	)	5/1/2024	9,073	8,969,700

Theaters & Entertainment 0.10%
Cinemark USA, Inc. 2018 Term Loan B	1.87% (1 Mo. LIBOR + 1.75%	)	3/31/2025	8,981	8,722,485

Transportation 0.10%
JetBlue Airways Corporation Term Loan	6.25% (3 Mo. LIBOR + 5.25%	)	6/17/2024	8,029	8,282,490
Total Floating Rate Loans (cost $485,316,522)					489,151,706

FOREIGN GOVERNMENT OBLIGATIONS(b) 0.23%

Bahamas 0.13%
Bahamas Government International Bond†	8.95%		10/15/2032	10,231	10,934,893

Sri Lanka 0.10%
Republic of Sri Lanka†	5.875%		7/25/2022	12,727	8,208,788
Total Foreign Government Obligations (cost $19,757,825)					19,143,681
HIGH YIELD CORPORATE BONDS 86.75%

Advertising 0.69%
ANGI Group LLC†	3.875%		8/15/2028	8,336	8,539,190
Arches Buyer, Inc.†	6.125%		12/1/2028	8,239	8,532,391
Clear Channel Outdoor Holdings, Inc.†	7.75%		4/15/2028	10,778	10,959,879
Clear Channel Worldwide Holdings, Inc.	9.25%		2/15/2024	10,916	11,386,752
Lamar Media Corp.	4.875%		1/15/2029	7,042	7,429,380
Match Group Holdings II LLC†	5.00%		12/15/2027	11,829	12,437,484
Total					59,285,076

Aerospace/Defense 1.45%
Science Applications International Corp.†	4.875%		4/1/2028	11,027	11,514,614
Signature Aviation US Holdings, Inc.†	4.00%		3/1/2028	21,018	21,316,245
TransDigm, Inc.	5.50%		11/15/2027	48,653	50,054,206

112	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

HIGH YIELD FUND February 28, 2021

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Fair Value
Aerospace/Defense (continued)
TransDigm, Inc.†	6.25%	3/15/2026		$13,892	$14,658,074
Triumph Group, Inc.	5.25%	6/1/2022		5,486	5,458,570
Triumph Group, Inc.	7.75%	8/15/2025		12,163	11,828,518
Wolverine Escrow LLC†	8.50%	11/15/2024		8,970	8,784,994
Total					123,615,221

Agency 0.12%
TC Ziraat Bankasi AS (Turkey)†(b)	5.375%	3/2/2026		10,199	10,257,389

Air Transportation 2.13%
American Airlines Group, Inc.†	3.75%	3/1/2025		16,227	13,822,483
American Airlines Group, Inc.†	5.00%	6/1/2022		13,341	12,874,065
American Airlines, Inc.†	11.75%	7/15/2025		22,489	26,818,133
British Airways 2020-1 Class A Pass Through Trust (United Kingdom)†(b)	4.25%	11/15/2032		8,681	9,360,011
Delta Air Lines, Inc.†	7.00%	5/1/2025		14,728	17,171,015
Delta Air Lines, Inc./SkyMiles IP Ltd.†	4.50%	10/20/2025		9,552	10,205,159
Delta Air Lines, Inc./SkyMiles IP Ltd.†	4.75%	10/20/2028		12,752	14,168,004
Hawaiian Brand Intellectual Property Ltd./ HawaiianMiles Loyalty Ltd.†	5.75%	1/20/2026		12,329	12,947,295
Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd.†	6.50%	6/20/2027		19,246	21,050,403
Spirit Loyalty Cayman Ltd./Spirit IP Cayman Ltd.†	8.00%	9/20/2025		12,680	14,292,459
Transportes Aereos Portugueses SA†(e)	5.625%	12/2/2024	EUR	2,800	2,457,510
Transportes Aereos Portugueses SA(e)	5.625%	12/2/2024	EUR	6,700	5,880,469
United Airlines 2020-1 Class A Pass Through Trust	5.875%	10/15/2027		$8,275	9,314,903
VistaJet Malta Finance plc/XO Management Holding, Inc. (Malta)†(b)	10.50%	6/1/2024		11,235	11,993,363
Total					182,355,272

Auto Loans 0.72%
Ford Motor Co.	4.75%	1/15/2043		29,532	29,979,410
Ford Motor Credit Co. LLC	4.00%	11/13/2030		6,602	6,758,797
Mclaren Finance plc(e)	5.00%	8/1/2022	GBP	18,309	24,735,001
Total					61,473,208

Auto Parts & Equipment 1.74%
Adient US LLC†	7.00%	5/15/2026		$14,263	15,375,514
Allison Transmission, Inc.†	3.75%	1/30/2031		8,173	7,830,756
American Axle & Manufacturing, Inc.	6.875%	7/1/2028		13,323	14,122,380
Clarios Global LP/Clarios US Finance Co.†	8.50%	5/15/2027		20,065	21,683,242

See Notes to Schedule of Investments.	113

Schedule of Investments (unaudited)(continued)

HIGH YIELD FUND February 28, 2021

Investments	Interest Rate		Maturity Date		Principal Amount (000)		Fair Value
Auto Parts & Equipment (continued)
Clarios Global LP/Clarios US Finance Co.(e)	4.375%		5/15/2026		EUR	9,588	$12,002,546
Dana, Inc.	5.625%		6/15/2028			$7,745	8,232,044
Garrett LX I Sarl/Garrett Borrowing LLC(e)(j)	5.125%		10/15/2026		EUR	8,057	10,407,979
Goodyear Tire & Rubber Co. (The)	4.875%		3/15/2027			$12,292	12,868,188
IHO Verwaltungs GmbH PIK 5.50% (Germany)†(b)	4.75%		9/15/2026			12,126	12,565,568
Meritor, Inc.†	4.50%		12/15/2028			8,162	8,330,341
Real Hero Merger Sub 2, Inc.†	6.25%		2/1/2029			8,824	9,099,750
Tenneco, Inc.	5.00%		7/15/2026			17,345	16,315,141
Total							148,833,449

Automakers 1.84%
Aston Martin Capital Holdings Ltd. (Jersey)†(b)	10.50%		11/30/2025			7,785	8,509,978
Ford Motor Co.	6.625%		10/1/2028			7,168	8,458,240
Ford Motor Co.	7.45%		7/16/2031			17,463	22,669,157
Ford Motor Co.	9.00%		4/22/2025			67,799	82,108,657
Ford Motor Co.	9.625%		4/22/2030			6,158	8,721,606
Jaguar Land Rover Automotive PLC (United Kingdom)†(b)	4.50%		10/1/2027			8,919	8,610,447
Jaguar Land Rover Automotive PLC (United Kingdom)†(b)	5.875%		1/15/2028			9,692	9,905,224
Motors Liquidation Co.	7.20%		1/15/2049			8,500	850	(a)
Winnebago Industries, Inc.†	6.25%		7/15/2028			7,627	8,251,461
Total							157,235,620

Banking 1.81%
Alliance Data Systems Corp.†	4.75%		12/15/2024			14,317	14,630,184
CIT Group, Inc.	6.125%		3/9/2028			21,643	26,860,262
Credit Suisse Group AG (Switzerland)†(b)	7.25% (5 Yr Treasury CMT + 4.33%	)#	–	(k)		10,437	11,866,817
Macquarie Bank Ltd. (United Kingdom)†(b)	6.125% (5 Yr. Swap rate + 3.70%	)#	–	(k)		9,021	9,761,489
OneMain Finance Corp.	4.00%		9/15/2030			21,987	21,370,484
Popular, Inc.	6.125%		9/14/2023			12,457	13,498,966
Synovus Financial Corp.	5.90% (5 Yr. Swap rate + 3.38%	)#	2/7/2029			21,205	22,889,498
Texas Capital Bank NA	5.25%		1/31/2026			10,952	11,666,232
Turkiye Vakiflar Bankasi TAO (Turkey)†(b)	6.50%		1/8/2026			12,500	13,065,662
Washington Mutual Bank(j)	6.875%		6/15/2011			10,000	1,000	(a)

114	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

HIGH YIELD FUND February 28, 2021

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Banking (continued)
Yapi ve Kredi Bankasi AS (Turkey)†(b)	7.875% (5 Yr Treasury CMT + 7.42%	)#	1/22/2031	$8,535	$8,908,423
Total					154,519,017

Beverages 0.14%
Bacardi Ltd.†	5.30%		5/15/2048	9,191	11,852,219

Building & Construction 1.76%
Beazer Homes USA, Inc.	7.25%		10/15/2029	9,525	10,596,562
Brookfield Residential Properties, Inc./Brookfield Residential US Corp. (Canada)†(b)	4.875%		2/15/2030	8,270	8,376,518
Brundage-Bone Concrete Pumping Holdings, Inc.†	6.00%		2/1/2026	5,093	5,279,557
Century Communities, Inc.	6.75%		6/1/2027	7,993	8,535,765
KB Home	4.80%		11/15/2029	8,944	9,631,570
Mattamy Group Corp. (Canada)†(b)	4.625%		3/1/2030	7,966	8,288,384
New Home Co., Inc. (The)†	7.25%		10/15/2025	8,056	8,275,929
Shea Homes LP†	4.75%		4/1/2029	7,561	7,787,830
Shea Homes LP/Shea Homes Funding Corp.†	4.75%		2/15/2028	11,228	11,613,962
Taylor Morrison Communities, Inc.†	5.125%		8/1/2030	7,573	8,121,096
Toll Brothers Finance Corp.	4.35%		2/15/2028	19,098	21,266,769
Toll Brothers Finance Corp.	4.875%		3/15/2027	5,422	6,213,937
Tri Pointe Homes Inc	5.25%		6/1/2027	17,687	19,193,225
Tri Pointe Homes, Inc.	5.70%		6/15/2028	7,602	8,476,230
Weekley Homes LLC/Weekley Finance Corp.†	4.875%		9/15/2028	8,150	8,537,125
Total					150,194,459

Building Materials 1.74%
Builders FirstSource, Inc.†	5.00%		3/1/2030	9,880	10,395,736
Core & Main Holdings LP PIK 9.375%†	8.625%		9/15/2024	12,130	12,353,071
Forterra Finance LLC/FRTA Finance Corp.†	6.50%		7/15/2025	16,615	17,892,278
Installed Building Products, Inc.†	5.75%		2/1/2028	8,443	9,000,745
Masonite International Corp.†	5.375%		2/1/2028	7,863	8,308,753
Patrick Industries, Inc.†	7.50%		10/15/2027	11,272	12,328,750
PGT Innovations, Inc.†	6.75%		8/1/2026	7,710	8,191,875
Specialty Building Products Holdings LLC/SBP Finance Corp.†	6.375%		9/30/2026	9,958	10,343,873
SRM Escrow Issuer LLC†	6.00%		11/1/2028	10,833	11,273,091
Summit Materials LLC/Summit Materials Finance Corp.†	6.50%		3/15/2027	8,778	9,316,306
Vertical Holdco GmbH (Germany)†(b)	7.625%		7/15/2028	7,509	8,129,356

See Notes to Schedule of Investments.	115

Schedule of Investments (unaudited)(continued)

HIGH YIELD FUND February 28, 2021

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Fair Value
Building Materials (continued)
Vertical Midco GmbH†(e)	4.375%	7/15/2027	EUR	7,233	$9,153,608
Vertical US Newco, Inc.†	5.25%	7/15/2027		$12,453	13,005,602
White Cap Buyer LLC†	6.875%	10/15/2028		8,143	8,674,941
Total					148,367,985

Cable & Satellite Television 3.79%
Block Communications, Inc.†	4.875%	3/1/2028		17,926	18,371,372
Cable One, Inc.†	4.00%	11/15/2030		8,152	8,167,285
Cablevision Lightpath LLC†	3.875%	9/15/2027		8,156	8,105,025
Cablevision Lightpath LLC†	5.625%	9/15/2028		5,345	5,441,878
CCO Holdings LLC/CCO Holdings Capital Corp.†	4.75%	3/1/2030		58,449	61,076,283
CCO Holdings LLC/CCO Holdings Capital Corp.†	5.125%	5/1/2027		47,613	49,942,942
CSC Holdings LLC†	5.50%	4/15/2027		29,380	30,943,016
CSC Holdings LLC†	5.75%	1/15/2030		16,813	17,963,934
DISH DBS Corp.	7.75%	7/1/2026		26,994	29,741,044
Radiate Holdco LLC/Radiate Finance, Inc.†	4.50%	9/15/2026		7,833	7,950,495
Radiate Holdco LLC/Radiate Finance, Inc.†	6.50%	9/15/2028		10,055	10,576,603
United Group BV(e)	3.625%	2/15/2028	EUR	8,703	10,196,890
Virgin Media Secured Finance plc (United Kingdom)†(b)	5.50%	5/15/2029		$32,704	35,104,801
VTR Finance NV (Chile)†(b)	6.375%	7/15/2028		7,370	8,073,098
Ziggo BV (Netherlands)†(b)	5.50%	1/15/2027		21,116	21,978,694
Total					323,633,360

Chemicals 2.15%
Ashland LLC	6.875%	5/15/2043		10,374	13,790,106
Avient Corp.†	5.75%	5/15/2025		6,799	7,216,799
CF Industries, Inc.	5.15%	3/15/2034		29,328	35,518,701
Chemours Co. (The)	5.375%	5/15/2027		12,004	12,656,717
Chemours Co. (The)†	5.75%	11/15/2028		8,550	8,779,781
Compass Minerals International, Inc.†	4.875%	7/15/2024		9,384	9,699,725
Element Solutions, Inc.†	3.875%	9/1/2028		9,236	9,242,696
Illuminate Buyer LLC/Illuminate Holdings IV, Inc.†	9.00%	7/1/2028		15,265	17,001,394
Ingevity Corp.†	3.875%	11/1/2028		8,123	8,057,041
Ingevity Corp.†	4.50%	2/1/2026		9,717	9,898,319
Minerals Technologies, Inc.†	5.00%	7/1/2028		7,655	8,000,623
Nouryon Holding BV (Netherlands)†(b)	8.00%	10/1/2026		7,295	7,776,288
Rain CII Carbon LLC/CII Carbon Corp.†	7.25%	4/1/2025		11,971	12,288,172

116	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

HIGH YIELD FUND February 28, 2021

Investments	Interest Rate		Maturity Date		Principal Amount (000)		Fair Value
Chemicals (continued)
Tianqi Finco Co. Ltd.	3.75%		11/28/2022			$17,771	$15,194,559
Univar Solutions USA, Inc.†	5.125%		12/1/2027			8,456	8,850,811
Total							183,971,732

Consumer/Commercial/Lease Financing 2.53%
Air Lease Corp.(l)	4.65% (5 Yr Treasury CMT + 4.08%	)#	–	(k)		12,908	12,617,570
Avolon Holdings Funding Ltd. (Ireland)†(b)	4.25%		4/15/2026			4,025	4,257,935
Avolon Holdings Funding Ltd. (Ireland)†(b)	5.50%		1/15/2026			5,490	6,082,111
Jerrold Finco plc†(e)	5.25%		1/15/2027		GBP	6,766	9,602,194
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.†	4.25%		2/1/2027			$11,790	11,406,825
Nationstar Mortgage Holdings, Inc.†	5.125%		12/15/2030			6,474	6,612,479
Nationstar Mortgage Holdings, Inc.†	5.50%		8/15/2028			13,453	13,848,182
Navient Corp.	6.125%		3/25/2024			24,659	26,076,523
Navient Corp.	6.75%		6/25/2025			25,699	27,682,963
Navient Corp.	6.75%		6/15/2026			10,548	11,306,137
OneMain Finance Corp.	5.375%		11/15/2029			14,410	15,238,575
OneMain Finance Corp.	6.125%		3/15/2024			26,888	28,887,929
PHH Mortgage Corp.†(l)	7.875%		3/15/2026			7,130	7,093,352
PRA Group, Inc.†	7.375%		9/1/2025			9,868	10,543,119
Quicken Loans LLC†	5.25%		1/15/2028			11,444	12,095,450
Quicken Loans LLC/Quicken Loans Co-Issuer, Inc.†	3.625%		3/1/2029			6,142	6,092,096
Quicken Loans LLC/Quicken Loans Co-Issuer, Inc.†	3.875%		3/1/2031			6,638	6,604,810
Total							216,048,250

Department Stores 0.17%
Macy’s Retail Holdings LLC	4.50%		12/15/2034			2,094	1,774,665
Nordstrom, Inc.	4.00%		3/15/2027			3,147	3,121,082
Nordstrom, Inc.	4.375%		4/1/2030			9,409	9,207,347
Total							14,103,094

Diversified Capital Goods 0.92%
Amsted Industries, Inc.†	4.625%		5/15/2030			11,566	12,119,144
Amsted Industries, Inc.†	5.625%		7/1/2027			8,381	8,913,696
EnerSys†	4.375%		12/15/2027			8,862	9,371,565
General Electric Co.	3.521% (3 Mo. LIBOR + 3.33%	)#	–	(k)		12,121	11,568,888
GrafTech Finance, Inc.†	4.625%		12/15/2028			8,357	8,536,258
Griffon Corp.	5.75%		3/1/2028			11,678	12,276,498

See Notes to Schedule of Investments.	117

Schedule of Investments (unaudited)(continued)

HIGH YIELD FUND February 28, 2021

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Diversified Capital Goods (continued)
Stevens Holding Co., Inc.†	6.125%	10/1/2026	$14,298	$15,439,123
Total				78,225,172

Electric: Generation 2.64%
Calpine Corp.†	3.75%	3/1/2031	9,717	9,393,521
Calpine Corp.†	4.50%	2/15/2028	9,692	9,973,068
Calpine Corp.†	4.625%	2/1/2029	8,037	7,948,593
Calpine Corp.†	5.00%	2/1/2031	7,812	7,743,411
Clearway Energy Operating LLC†	4.75%	3/15/2028	8,671	9,275,282
DPL, Inc.†	4.125%	7/1/2025	15,322	16,413,693
Elwood Energy LLC	8.159%	7/5/2026	4,586	4,952,974
Mong Duong Finance Holdings BV (Vietnam)†(b)	5.125%	5/7/2029	11,758	11,956,416
NextEra Energy Operating Partners LP†	4.50%	9/15/2027	18,992	21,198,870
NRG Energy, Inc.†	5.25%	6/15/2029	6,398	6,767,069
NRG Energy, Inc.	5.75%	1/15/2028	30,566	32,533,686
NSG Holdings LLC/NSG Holdings, Inc.†	7.75%	12/15/2025	7,081	7,523,629
Pattern Energy Operations LP/Pattern Energy Operations, Inc.†	4.50%	8/15/2028	18,919	19,720,929
Star Energy Geothermal Darajat II/Star Energy Geothermal Salak (Indonesia)†(b)	4.85%	10/14/2038	7,778	8,664,692
Talen Energy Supply LLC	6.50%	6/1/2025	9,617	8,432,907
Terraform Global Operating LLC†	6.125%	3/1/2026	6,836	7,046,651
TerraForm Power Operating LLC†	4.75%	1/15/2030	20,087	21,194,396
TerraForm Power Operating LLC†	5.00%	1/31/2028	6,161	6,819,457
YPF Energia Electrica SA (Argentina)†(b)	10.00%	7/25/2026	10,208	8,444,568
Total				226,003,812

Electric: Integrated 0.13%
HAT Holdings I LLC/HAT Holdings II LLC†	6.00%	4/15/2025	10,343	10,873,079

Electronics 0.79%
Amkor Technology, Inc.†	6.625%	9/15/2027	7,220	7,842,725
Austin BidCo, Inc.†	7.125%	12/15/2028	8,421	8,657,841
ON Semiconductor Corp.†	3.875%	9/1/2028	10,899	11,403,079
Qorvo, Inc.	4.375%	10/15/2029	14,391	15,517,527
Sensata Technologies BV†	5.625%	11/1/2024	16,949	18,739,238
TTM Technologies, Inc.†(l)	4.00%	3/1/2029	5,359	5,425,987
Total				67,586,397

118	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

HIGH YIELD FUND February 28, 2021

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Energy: Exploration & Production 9.14%
Aethon United BR LP / Aethon United Finance Corp.†	8.25%	2/15/2026	$15,246	$15,893,955
Afren plc (United Kingdom)†(b)(j)	6.625%	12/9/2020	4,806	–	(a)(d)
Afren plc (United Kingdom)†(b)(j)	10.25%	4/8/2019	3,367	–	(a)(d)
Antero Resources Corp.†	7.625%	2/1/2029	8,761	9,357,843
Antero Resources Corp.†	8.375%	7/15/2026	5,996	6,569,368
Apache Corp.	4.375%	10/15/2028	22,449	22,819,215
Apache Corp.	4.625%	11/15/2025	12,920	13,404,500
Apache Corp.	4.75%	4/15/2043	24,459	23,945,606
Apache Corp.	5.10%	9/1/2040	14,777	15,105,123
Berry Petroleum Co. LLC†	7.00%	2/15/2026	8,942	8,638,509
California Resources Corp.†	7.125%	2/1/2026	12,772	12,795,947
Callon Petroleum Co.†	9.00%	4/1/2025	17,295	17,338,237
Centennial Resource Production LLC†	5.375%	1/15/2026	31,888	27,961,790
Centennial Resource Production LLC†	6.875%	4/1/2027	14,218	12,822,859
CNX Resources Corp.†	6.00%	1/15/2029	8,198	8,592,529
Comstock Resources, Inc.†(l)	6.75%	3/1/2029	8,634	8,979,360
Comstock Resources, Inc.†	7.50%	5/15/2025	12,524	13,079,752
Continental Resources, Inc.†	5.75%	1/15/2031	21,827	24,636,353
CrownRock LP/CrownRock Finance, Inc.†	5.625%	10/15/2025	14,241	14,410,112
Diamondback Energy, Inc.	3.50%	12/1/2029	10,990	11,562,277
Endeavor Energy Resources LP/EER Finance, Inc.†	5.75%	1/30/2028	13,223	13,996,545
EQT Corp.	5.00%	1/15/2029	8,097	8,886,458
EQT Corp.	7.625%	2/1/2025	24,287	28,285,005
EQT Corp.	8.50%	2/1/2030	9,609	12,580,007
Hilcorp Energy I LP / Hilcorp Finance Co.†	6.00%	2/1/2031	8,362	8,513,812
Hilcorp Energy I LP/Hilcorp Finance Co.†	5.75%	2/1/2029	8,644	8,822,283
Hilcorp Energy I LP/Hilcorp Finance Co.†	6.25%	11/1/2028	10,280	10,749,025
Indigo Natural Resources LLC†	5.375%	2/1/2029	11,282	11,253,795
Kosmos Energy Ltd.†(l)	7.50%	3/1/2028	9,245	9,152,550
Laredo Petroleum, Inc.	10.125%	1/15/2028	19,947	19,109,226
Magnolia Oil & Gas Operating LLC/Magnolia Oil & Gas Finance Corp.†	6.00%	8/1/2026	28,287	29,232,352
Matador Resources Co.	5.875%	9/15/2026	30,905	30,171,006
MEG Energy Corp. (Canada)†(b)	5.875%	2/1/2029	13,947	14,195,257
MEG Energy Corp. (Canada)†(b)	7.125%	2/1/2027	36,625	38,513,934
Murphy Oil Corp.	5.875%	12/1/2027	27,356	26,971,375
Occidental Petroleum Corp.	3.50%	8/15/2029	11,666	11,170,428

See Notes to Schedule of Investments.	119

Schedule of Investments (unaudited)(continued)

HIGH YIELD FUND February 28, 2021

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Energy: Exploration & Production (continued)
Occidental Petroleum Corp.	4.40%	8/15/2049	$5,123	$4,521,048
Occidental Petroleum Corp.	6.125%	1/1/2031	34,688	38,818,474
Occidental Petroleum Corp.	6.45%	9/15/2036	12,879	14,701,378
Occidental Petroleum Corp.	6.625%	9/1/2030	4,222	4,808,858
Occidental Petroleum Corp.	7.50%	5/1/2031	3,439	4,049,423
Ovintiv, Inc.	6.50%	8/15/2034	11,017	13,756,597
Ovintiv, Inc.	6.50%	2/1/2038	9,824	12,039,772
Ovintiv, Inc.	8.125%	9/15/2030	767	1,020,078
PDC Energy, Inc.	5.75%	5/15/2026	13,818	14,182,104
Range Resources Corp.	4.875%	5/15/2025	14,259	14,130,669
Range Resources Corp.	5.00%	3/15/2023	8,708	8,767,868
Range Resources Corp.†	8.25%	1/15/2029	8,033	8,648,127
Rattler Midstream LP†	5.625%	7/15/2025	7,857	8,205,654
Sable Permian Resources Finance LLC†(j)	12.00%	10/1/2024	3,744	112,301
SM Energy Co.	5.625%	6/1/2025	1,987	1,896,343
SM Energy Co.	6.125%	11/15/2022	9,723	9,619,693
SM Energy Co.	6.625%	1/15/2027	2,394	2,262,330
SM Energy Co.	6.75%	9/15/2026	22,725	21,585,909
Southwestern Energy Co.	6.45%	1/23/2025	10,561	11,108,852
Southwestern Energy Co.	8.375%	9/15/2028	15,515	17,182,862
Viper Energy Partners LP†	5.375%	11/1/2027	19,033	20,067,919
Total				781,002,652

Environmental 0.08%
Stericycle, Inc.†	3.875%	1/15/2029	6,517	6,571,743

Food & Drug Retailers 0.84%
Albertsons Cos, Inc./Safeway, Inc./New
Albertsons LP/Albertsons LLC†	4.875%	2/15/2030	20,236	20,968,948
Fresh Market, Inc. (The)†	9.75%	5/1/2023	8,096	8,374,300
Murphy Oil USA, Inc.	5.625%	5/1/2027	8,668	9,179,846
Rite Aid Corp.†	7.50%	7/1/2025	12,836	13,469,007
Rite Aid Corp.†	8.00%	11/15/2026	18,784	19,805,380
Total				71,797,481

Food: Wholesale 3.05%
Arcor SAIC (Argentina)†(b)	6.00%	7/6/2023	11,002	10,562,030
Central Garden & Pet Co.	4.125%	10/15/2030	7,554	7,858,124
Central Garden & Pet Co.	5.125%	2/1/2028	5,024	5,337,045
Chobani LLC/Chobani Finance Corp., Inc.†	4.625%	11/15/2028	10,105	10,458,675

120	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

HIGH YIELD FUND February 28, 2021

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Food: Wholesale (continued)
Chobani LLC/Chobani Finance Corp., Inc.†	7.50%	4/15/2025	$8,048	$8,354,911
FAGE International SA/FAGE USA Dairy Industry, Inc. (Luxembourg)†(b)	5.625%	8/15/2026	24,709	25,512,043
Herbalife Nutrition Ltd./HLF Financing, Inc.†	7.875%	9/1/2025	8,247	8,937,686
JBS USA LUX SA/JBS USA Finance, Inc.†	6.75%	2/15/2028	14,662	16,109,579
Kraft Heinz Foods Co.	4.375%	6/1/2046	43,764	47,790,597
Kraft Heinz Foods Co.	4.875%	10/1/2049	35,462	41,584,152
Kraft Heinz Foods Co.	5.00%	6/4/2042	27,350	32,258,763
PetSmart, Inc./PetSmart Finance Corp.†	4.75%	2/15/2028	10,410	10,778,618
Petsmart, Inc./Petsmart Finance Corp.†	7.75%	2/15/2029	6,719	7,214,526
SEG Holding LLC/SEG Finance Corp.†	5.625%	10/15/2028	8,121	8,628,563
Tonon Luxembourg SA PIK 6.50% (Luxembourg)†(b)	6.50%	10/31/2024	1,854	834
Ulker Biskuvi Sanayi AS (Turkey)†(b)	6.95%	10/30/2025	17,879	19,503,039
Total				260,889,185

Forestry/Paper 0.50%
Boise Cascade Co.†	4.875%	7/1/2030	7,599	8,114,402
Enviva Partners LP/Enviva Partners Finance Corp.†	6.50%	1/15/2026	19,540	20,480,363
Rayonier AM Products, Inc.†	7.625%	1/15/2026	5,275	5,637,656
Resolute Forest Products, Inc. (Canada)†(b)	4.875%	3/1/2026	8,309	8,277,841
Total				42,510,262

Gaming 3.49%
Affinity Gaming†	6.875%	12/15/2027	12,779	13,569,701
Boyd Gaming Corp.	4.75%	12/1/2027	19,273	19,628,683
Buena Vista Gaming Authority†	13.00%	4/1/2023	14,710	15,932,769
Caesars Entertainment, Inc.†	8.125%	7/1/2027	22,982	25,073,477
Caesars Resort Collection LLC/CRC Finco, Inc.†	5.25%	10/15/2025	8,835	8,791,841
Caesars Resort Collection LLC/CRC Finco, Inc.†	5.75%	7/1/2025	7,681	8,074,651
CCM Merger, Inc.†	6.375%	5/1/2026	8,488	9,018,500
Churchill Downs, Inc.†	4.75%	1/15/2028	18,786	19,544,673
Full House Resorts, Inc.†	8.25%	2/15/2028	8,221	8,734,812
International Game Technology PLC†	5.25%	1/15/2029	7,862	8,336,511
Melco Resorts Finance Ltd. (Hong Kong)†(b)	5.75%	7/21/2028	12,247	13,133,377
MGM Resorts International	4.625%	9/1/2026	17,981	18,891,288
MGM Resorts International	5.50%	4/15/2027	9,882	10,732,890
Mohegan Gaming & Entertainment†	7.875%	10/15/2024	605	633,359
Mohegan Gaming & Entertainment†	8.00%	2/1/2026	15,121	14,969,790

See Notes to Schedule of Investments.	121

Schedule of Investments (unaudited)(continued)

HIGH YIELD FUND February 28, 2021

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Gaming (continued)
Penn National Gaming, Inc.†	5.625%		1/15/2027	$8,092	$8,467,064
Scientific Games International, Inc.†	7.25%		11/15/2029	13,193	14,369,684
Scientific Games International, Inc.†	8.625%		7/1/2025	7,694	8,295,132
Sugarhouse HSP Gaming Prop Mezz LP/Sugarhouse HSP Gaming Finance Corp.†	5.875%		5/15/2025	16,508	16,072,932
Twin River Worldwide Holdings, Inc.†	6.75%		6/1/2027	15,493	16,615,080
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.†	5.25%		5/15/2027	22,095	23,479,031
Wynn Macau Ltd. (Macau)†(b)	5.125%		12/15/2029	15,921	16,267,680
Total					298,632,925

Gas Distribution 1.56%
Antero Midstream Partners LP/Antero
Midstream Finance Corp.†	7.875%		5/15/2026	13,439	14,648,510
Blue Racer Midstream LLC / Blue Racer Finance Corp.†	7.625%		12/15/2025	7,793	8,393,723
Buckeye Partners LP	3.95%		12/1/2026	18,394	18,302,398
Buckeye Partners LP	4.125%		12/1/2027	9,654	9,723,364
Buckeye Partners LP	6.375% (3 Mo. LIBOR + 4.02%	)#	1/22/2078	17,697	14,410,579
NGPL PipeCo LLC†	4.875%		8/15/2027	7,465	8,509,864
Targa Resources Partners LP / Targa Resources Partners Finance Corp.†	4.00%		1/15/2032	5,572	5,468,639
Targa Resources Partners LP/Targa Resources Partners Finance Corp.†	4.875%		2/1/2031	6,899	7,085,273
Targa Resources Partners LP/Targa Resources Partners Finance Corp.	5.00%		1/15/2028	7,164	7,471,944
Western Midstream Operating LP	5.30%		2/1/2030	36,447	39,548,822
Total					133,563,116

Health Facilities 3.17%
Acadia Healthcare Co., Inc.†	5.00%		4/15/2029	8,960	9,374,400
Acadia Healthcare Co., Inc.†	5.50%		7/1/2028	6,640	7,017,650
Encompass Health Corp.	4.50%		2/1/2028	18,101	18,848,571
HCA, Inc.	5.50%		6/15/2047	15,857	20,292,905
HCA, Inc.	5.875%		2/1/2029	33,179	39,169,634
HCA, Inc.	7.50%		12/15/2023	10,647	12,190,815
HCA, Inc.	7.69%		6/15/2025	3,765	4,569,374
HCA, Inc.	8.36%		4/15/2024	12,701	14,923,675
Legacy LifePoint Health LLC†	4.375%		2/15/2027	15,977	15,922,359

122	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

HIGH YIELD FUND February 28, 2021

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Health Facilities (continued)
MPT Operating Partnership LP/MPT Finance Corp.	5.00%	10/15/2027	$9,013	$9,581,044
Rede D’or Finance Sarl (Luxembourg)†(b)	4.95%	1/17/2028	8,824	9,265,200
Select Medical Corp.†	6.25%	8/15/2026	27,976	29,977,403
Surgery Center Holdings, Inc.†	10.00%	4/15/2027	8,700	9,695,237
Tenet Healthcare Corp.†	6.125%	10/1/2028	21,037	22,171,946
Tenet Healthcare Corp.†	6.25%	2/1/2027	26,026	27,506,749
Tenet Healthcare Corp.	6.75%	6/15/2023	12,711	13,735,252
US Acute Care Solutions LLC†(l)	6.375%	3/1/2026	6,197	6,344,179
Total				270,586,393

Health Services 1.85%
Air Methods Corp.†	8.00%	5/15/2025	9,610	9,081,450
Akumin, Inc.†	7.00%	11/1/2025	13,524	14,166,390
Catalent Pharma Solutions, Inc.†	5.00%	7/15/2027	12,351	13,020,301
Charles River Laboratories International, Inc.†	4.25%	5/1/2028	8,503	8,889,376
DaVita, Inc.†	3.75%	2/15/2031	21,581	20,605,970
Global Medical Response, Inc.†	6.50%	10/1/2025	18,380	19,138,175
Hadrian Merger Sub, Inc.†	8.50%	5/1/2026	19,519	20,369,248
ModivCare, Inc.†	5.875%	11/15/2025	8,365	8,882,584
Radiology Partners, Inc.†	9.25%	2/1/2028	18,320	19,877,200
RP Escrow Issuer LLC†	5.25%	12/15/2025	3,524	3,651,745
Team Health Holdings, Inc.†	6.375%	2/1/2025	9,627	8,712,435
US Renal Care, Inc.†	10.625%	7/15/2027	10,650	11,681,719
Total				158,076,593

Hotels 1.09%
ESH Hospitality, Inc.†	4.625%	10/1/2027	23,242	23,634,093
Genting New York LLC / GENNY Capital, Inc.†	3.30%	2/15/2026	8,224	8,266,101
Hilton Domestic Operating Co., Inc.	4.875%	1/15/2030	19,094	20,609,968
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer†	5.875%	10/1/2028	16,365	17,269,985
Travel + Leisure Co.	6.00%	4/1/2027	5,855	6,531,984
Travel + Leisure Co.†	6.625%	7/31/2026	15,168	17,140,598
Total				93,452,729

Insurance Brokerage 0.23%
Alliant Holdings Intermediate LLC/Alliant
Holdings Co-Issuer†	6.75%	10/15/2027	7,618	7,921,349
Ardonagh Midco 2 plc (United Kingdom)†(b)	11.50%	1/15/2027	11,218	11,908,614
Total				19,829,963

See Notes to Schedule of Investments.	123

Schedule of Investments (unaudited)(continued)

HIGH YIELD FUND February 28, 2021

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Fair Value
Integrated Energy 0.71%
Cenovus Energy, Inc. (Canada)(b)	5.40%	6/15/2047		$16,004	$18,494,414
New Fortress Energy, Inc.†	6.75%	9/15/2025		16,916	17,579,107
Northriver Midstream Finance LP (Canada)†(b)	5.625%	2/15/2026		21,046	21,848,379
Occidental Petroleum Corp.	4.10%	2/15/2047		3,710	3,160,456
Total					61,082,356

Investments & Miscellaneous Financial Services 0.69%
Advisor Group Holdings, Inc.†	10.75%	8/1/2027		8,113	9,110,372
AG Issuer LLC†	6.25%	3/1/2028		11,113	11,696,432
Global Aircraft Leasing Co. Ltd. PIK 7.25%†	6.50%	9/15/2024		14,315	12,902,651
LHC3 plc PIK 4.88%(e)	4.125%	8/15/2024	EUR	7,790	9,549,202
MSCI, Inc.†	3.875%	2/15/2031		$10,015	10,528,269
Sofima Holding SPA†(e)	3.75%	1/15/2028	EUR	4,617	5,601,951
Total					59,388,877

Machinery 0.35%
ATS Automation Tooling Systems, Inc. (Canada)†(b)	4.125%	12/15/2028		$9,062	9,181,392
Clark Equipment Co.†	5.875%	6/1/2025		11,383	12,044,637
Park-Ohio Industries, Inc.	6.625%	4/15/2027		8,854	9,027,892
Total					30,253,921

Managed Care 0.89%
Centene Corp.	3.00%	10/15/2030		3,740	3,803,393
Centene Corp.	3.375%	2/15/2030		23,584	24,274,186
Centene Corp.	4.625%	12/15/2029		28,784	31,095,211
Molina Healthcare, Inc.†	3.875%	11/15/2030		16,178	16,986,900
Total					76,159,690

Media: Content 3.80%
AMC Networks, Inc.	4.75%	8/1/2025		9,444	9,727,320
Banijay Entertainment SASU (France)†(b)	5.375%	3/1/2025		7,750	7,929,219
Belo Corp.	7.25%	9/15/2027		11,082	12,783,752
Diamond Sports Group LLC/Diamond Sports Finance Co.†	5.375%	8/15/2026		25,030	17,732,503
Diamond Sports Group LLC/Diamond Sports Finance Co.†	6.625%	8/15/2027		14,231	7,346,754
EW Scripps Co. (The)†	5.125%	5/15/2025		12,511	12,722,123
Gray Television, Inc.†	7.00%	5/15/2027		17,046	18,644,062
iHeartCommunications, Inc.†	4.75%	1/15/2028		8,225	8,413,682

124	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

HIGH YIELD FUND February 28, 2021

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Fair Value
Media: Content (continued)
Netflix, Inc.(e)	3.625%	5/15/2027	EUR	25,266	$34,924,043
Netflix, Inc.†(e)	3.625%	6/15/2030	EUR	11,539	16,375,442
Netflix, Inc.(e)	3.875%	11/15/2029	EUR	3,771	5,433,357
Netflix, Inc.†(e)	3.875%	11/15/2029	EUR	8,134	11,719,683
Netflix, Inc.(e)	4.625%	5/15/2029	EUR	31,656	47,443,915
Netflix, Inc.	4.875%	4/15/2028		$25,360	28,912,429
Netflix, Inc.†	4.875%	6/15/2030		26,288	30,264,060
Nexstar Broadcasting, Inc.†	5.625%	7/15/2027		30,255	32,004,193
Sirius XM Radio, Inc.†	5.00%	8/1/2027		7,236	7,545,230
Sirius XM Radio, Inc.†	5.50%	7/1/2029		6,408	6,946,753
Univision Communications, Inc.†	5.125%	2/15/2025		8,236	8,259,267
Total					325,127,787

Media: Diversified 0.20%
Entercom Media Corp.†	6.50%	5/1/2027		8,522	8,727,039
Urban One, Inc.†	7.375%	2/1/2028		8,340	8,409,973
Total					17,137,012

Medical Products 0.07%
Ortho-Clinical Diagnostics, Inc. / Ortho-Clinical Diagnostics SA†	7.25%	2/1/2028		5,399	5,908,531

Metals/Mining (Excluding Steel) 3.68%
Alcoa Nederland Holding BV (Netherlands)†(b)	5.50%	12/15/2027		8,837	9,378,266
Baffinland Iron Mines Corp./Baffinland Iron Mines LP (Canada)†(b)	8.75%	7/15/2026		7,206	7,619,012
Cleveland-Cliffs, Inc.†	4.625%	3/1/2029		7,112	6,969,760
Cleveland-Cliffs, Inc.†	4.875%	3/1/2031		8,487	8,290,738
Cleveland-Cliffs, Inc.	5.875%	6/1/2027		13,610	13,912,278
Coeur Mining, Inc.†(l)	5.125%	2/15/2029		12,667	12,342,408
Coeur Mining, Inc.	5.875%	6/1/2024		8,238	8,475,254
Compass Minerals International, Inc.†	6.75%	12/1/2027		11,682	12,577,893
First Quantum Minerals Ltd. (Canada)†(b)	6.875%	10/15/2027		11,685	12,692,831
FMG Resources August 2006 Pty Ltd. (Australia)†(b)	4.50%	9/15/2027		33,802	37,197,073
Freeport-McMoRan, Inc.	4.125%	3/1/2028		27,491	28,917,096
Freeport-McMoRan, Inc.	4.25%	3/1/2030		27,788	30,193,329
Freeport-McMoRan, Inc.	4.375%	8/1/2028		6,504	6,944,744
Freeport-McMoRan, Inc.	5.25%	9/1/2029		22,564	25,158,183
Freeport-McMoRan, Inc.	5.45%	3/15/2043		8,972	11,164,398

See Notes to Schedule of Investments.	125

Schedule of Investments (unaudited)(continued)

HIGH YIELD FUND February 28, 2021

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Fair Value
Metals/Mining (Excluding Steel) (continued)
Hecla Mining Co.	7.25%	2/15/2028		$14,810	$16,068,850
Hudbay Minerals, Inc. (Canada)†(b)(l)	4.50%	4/1/2026		10,489	10,639,832
Hudbay Minerals, Inc. (Canada)†(b)	6.125%	4/1/2029		9,655	10,429,427
Kaiser Aluminum Corp.†	4.625%	3/1/2028		8,379	8,761,250
Kaiser Aluminum Corp.†	6.50%	5/1/2025		7,586	8,135,985
Mirabela Nickel Ltd. (Australia)(b)	1.00%	9/10/2044		51	5	(a)
Nexa Resources SA (Brazil)†(b)	5.375%	5/4/2027		10,415	11,490,453
Warrior Met Coal, Inc.†	8.00%	11/1/2024		16,387	16,891,392
Total					314,250,457

Oil Field Equipment & Services 1.47%
ChampionX Corp	6.375%	5/1/2026		4,067	4,284,829
Nabors Industries Ltd.†	7.25%	1/15/2026		14,048	12,498,506
Oceaneering International, Inc.	4.65%	11/15/2024		14,441	14,413,923
Oceaneering International, Inc.	6.00%	2/1/2028		16,681	16,295,252
Patterson-UTI Energy, Inc.	3.95%	2/1/2028		12,862	12,227,780
Precision Drilling Corp. (Canada)†(b)	7.125%	1/15/2026		18,960	18,426,750
Precision Drilling Corp. (Canada)(b)	5.25%	11/15/2024		661	619,274
Precision Drilling Corp. (Canada)(b)	7.75%	12/15/2023		3,240	3,262,923
TechnipFMC plc (United Kingdom)†(b)	6.50%	2/1/2026		8,390	8,791,816
Transocean Guardian Ltd.†	5.875%	1/15/2024		17,330	15,716,506
Transocean Proteus Ltd.†	6.25%	12/1/2024		8,047	7,785,666
Transocean Sentry Ltd.†	5.375%	5/15/2023		2,236	2,144,166
USA Compression Partners LP/USA Compression Finance Corp.	6.875%	9/1/2027		8,383	8,816,317
Total					125,283,708

Packaging 1.13%
Ball Corp.	2.875%	8/15/2030		20,903	20,328,167
Ball Corp.	4.875%	3/15/2026		7,595	8,461,514
CANPACK SA/Eastern PA Land Investment Holding LLC†(e)	2.375%	11/1/2027	EUR	5,410	6,713,608
CANPACK SA/Eastern PA Land Investment Holding LLC (Poland)†(b)	3.125%	11/1/2025		$8,000	8,120,000
FXI Holdings, Inc.†	7.875%	11/1/2024		8,269	8,413,708
Intertape Polymer Group, Inc. (Canada)†(b)	7.00%	10/15/2026		13,553	14,312,781
Pactiv LLC	7.95%	12/15/2025		9,754	10,997,635
Sealed Air Corp.†	6.875%	7/15/2033		14,508	18,905,737
Total					96,253,150

126	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

HIGH YIELD FUND February 28, 2021

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Fair Value
Personal & Household Products 0.96%
Coty, Inc.†	6.50%	4/15/2026		$8,970	$8,862,001
Dometic Group AB(e)	3.00%	5/8/2026	EUR	6,744	8,536,950
Mattel, Inc.	5.45%	11/1/2041		$9,276	10,505,070
Mattel, Inc.†	5.875%	12/15/2027		7,955	8,674,928
Newell Brands, Inc.	5.875%	4/1/2036		22,651	28,313,750
Scotts Miracle-Gro Co. (The)	4.50%	10/15/2029		6,714	7,140,373
Vista Outdoor, Inc.†(l)	4.50%	3/15/2029		10,181	10,118,896
Total					82,151,968

Pharmaceuticals 0.52%
Emergent BioSolutions, Inc.†	3.875%	8/15/2028		8,513	8,648,655
Endo Dac / Endo Finance LLC / Endo Finco, Inc. (Ireland)†(b)	6.00%	6/30/2028		9,982	8,774,178
Horizon Therapeutics USA, Inc.†	5.50%	8/1/2027		25,544	27,183,669
Total					44,606,502

Rail 0.14%
Watco Cos LLC/Watco Finance Corp.†	6.50%	6/15/2027		11,131	11,981,687

Real Estate Development & Management 0.83%
Forestar Group, Inc.†	5.00%	3/1/2028		14,625	15,317,421
Howard Hughes Corp. (The)†	5.375%	8/1/2028		8,370	8,814,824
Hunt Cos., Inc.†	6.25%	2/15/2026		4,498	4,623,517
Kaisa Group Holdings Ltd. (China)(b)	10.50%	1/15/2025		8,483	8,334,547
Kennedy-Wilson, Inc.	4.75%	3/1/2029		5,827	6,016,377
Kennedy-Wilson, Inc.	5.00%	3/1/2031		5,827	6,023,661
Sunac China Holdings Ltd. (China)(b)	7.00%	7/9/2025		8,674	8,793,267
Vivion Investments Sarl(e)	3.00%	8/8/2024	EUR	10,800	12,594,217
Total					70,517,831

Real Estate Investment Trusts 0.50%
EPR Properties	3.75%	8/15/2029		$4,216	4,028,959
EPR Properties	4.50%	4/1/2025		8,741	9,017,917
HAT Holdings I LLC/HAT Holdings II LLC†	3.75%	9/15/2030		12,765	12,717,131
Outfront Media Capital LLC / Outfront Media Capital Corp.†	4.25%	1/15/2029		8,565	8,340,169
Tanger Properties LP	3.875%	7/15/2027		8,457	8,966,657
Total					43,070,833

Recreation & Travel 2.08%
Carnival Corp.†	5.75%	3/1/2027		8,624	8,765,434
Carnival Corp.†	7.625%	3/1/2026		5,389	5,671,922
Carnival Corp.†	9.875%	8/1/2027		12,515	14,408,895

See Notes to Schedule of Investments.	127

Schedule of Investments (unaudited)(continued)

HIGH YIELD FUND February 28, 2021

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Fair Value
Recreation & Travel (continued)
Carnival Corp.†	11.50%	4/1/2023		$21,336	$24,358,351
Cedar Fair LP	5.25%	7/15/2029		8,403	8,438,209
eDreams ODIGEO SA(e)	5.50%	9/1/2023	EUR	10,907	12,825,324
Inter Media & Communication SpA†(e)	4.875%	12/31/2022	EUR	7,414	8,793,507
Merlin Entertainments Ltd. (United Kingdom)†(b)	5.75%	6/15/2026		$8,191	8,670,665
NCL Corp. Ltd.†	3.625%	12/15/2024		8,769	8,212,826
NCL Corp. Ltd.†	12.25%	5/15/2024		6,971	8,295,490
Pinnacle Bidco plc(e)	6.375%	2/15/2025	GBP	8,558	12,133,078
Royal Caribbean Cruises Ltd.	3.70%	3/15/2028		$16,611	15,770,068
Royal Caribbean Cruises Ltd.†	9.125%	6/15/2023		11,807	12,972,941
Royal Caribbean Cruises Ltd.†	11.50%	6/1/2025		10,655	12,479,669
Vail Resorts, Inc.†	6.25%	5/15/2025		10,278	10,988,724
Viking Cruises Ltd.†	13.00%	5/15/2025		4,105	4,840,349
Total					177,625,452

Restaurants 0.94%
1011778 BC ULC/New Red Finance, Inc. (Canada)†(b)	4.375%	1/15/2028		7,449	7,573,324
IRB Holding Corp.†	7.00%	6/15/2025		5,834	6,342,054
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC†	4.75%	6/1/2027		11,882	12,461,248
Stonegate Pub Co. Financing 2019 plc(e)	8.00%	7/13/2025	GBP	2,959	4,274,598
Stonegate Pub Co. Financing 2019 plc(e)	8.25%	7/31/2025	GBP	17,379	25,393,264
Wendy’s International LLC	7.00%	12/15/2025		$8,091	9,054,355
Yum! Brands, Inc.	5.35%	11/1/2043		13,907	15,089,095
Total					80,187,938

Software/Services 2.64%
Avaya, Inc.†	6.125%	9/15/2028		11,712	12,627,000
Banff Merger Sub, Inc.†	9.75%	9/1/2026		7,572	8,079,475
BY Crown Parent LLC/BY Bond Finance, Inc.†	4.25%	1/31/2026		16,100	16,603,125
Castle US Holding Corp.†	9.50%	2/15/2028		8,793	9,073,277
Crowdstrike Holdings, Inc.	3.00%	2/15/2029		17,532	17,553,915
Fair Isaac Corp.†	4.00%	6/15/2028		18,635	19,316,575
Fair Isaac Corp.†	5.25%	5/15/2026		9,983	11,330,705
Go Daddy Operating Co. LLC/GD Finance Co., Inc.†	5.25%	12/1/2027		11,212	11,793,622
GrubHub Holdings, Inc.†	5.50%	7/1/2027		30,132	31,423,156
LogMeIn, Inc.†	5.50%	9/1/2027		19,205	20,093,231
Match Group Holdings II LLC†	4.125%	8/1/2030		19,065	19,741,236
PTC, Inc.†	4.00%	2/15/2028		9,121	9,400,331

128	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

HIGH YIELD FUND February 28, 2021

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Fair Value
Software/Services (continued)
Shift4 Payments LLC/Shift4 Payments Finance Sub, Inc.†	4.625%	11/1/2026		$16,362	$17,152,285
Veritas US, Inc./Veritas Bermuda Ltd.†	7.50%	9/1/2025		7,730	8,031,083
Veritas US, Inc./Veritas Bermuda Ltd.†	10.50%	2/1/2024		13,316	13,468,735
Total					225,687,751

Specialty Retail 4.09%
Asbury Automotive Group, Inc.	4.50%	3/1/2028		7,210	7,444,325
B2W Digital Lux Sarl (Luxembourg)†(b)	4.375%	12/20/2030		8,208	8,357,878
BCPE Ulysses Intermediate, Inc. PIK 8.50%†	7.75%	4/1/2027		10,663	10,869,596
Carvana Co.†	5.625%	10/1/2025		8,922	9,312,338
Carvana Co.†	5.875%	10/1/2028		4,519	4,761,896
Dutch Lion BV PIK 12.00%(e)	11.25%	6/15/2020	EUR	9,153	1,104	(a)
eG Global Finance plc (United Kingdom)†(b)	8.50%	10/30/2025		$7,364	7,817,254
Foundation Building Materials, Inc.†	6.00%	3/1/2029		3,776	3,771,280
Gap, Inc. (The)†	8.625%	5/15/2025		8,689	9,700,921
Gap, Inc. (The)†	8.875%	5/15/2027		7,145	8,377,012
Goldstory SASU†(e)	5.375%	3/1/2026	EUR	2,290	2,847,383
Goldstory SASU(e)	5.375%	3/1/2026	EUR	5,000	6,216,993
Group 1 Automotive, Inc.†	4.00%	8/15/2028		$8,136	8,227,530
Guitar Center, Inc.†	8.50%	1/15/2026		11,915	12,548,044
Ken Garff Automotive LLC†	4.875%	9/15/2028		8,212	8,432,698
L Brands, Inc.†	6.625%	10/1/2030		24,486	27,475,373
L Brands, Inc.†	6.875%	7/1/2025		7,538	8,246,647
L Brands, Inc.	6.875%	11/1/2035		15,920	19,337,706
LBM Acquisition LLC†	6.25%	1/15/2029		8,953	9,089,175
Levi Strauss & Co.†	3.50%	3/1/2031		8,715	8,823,938
Lithia Motors, Inc.†	4.375%	1/15/2031		11,149	11,727,354
Lithia Motors, Inc.†	4.625%	12/15/2027		11,709	12,316,404
Maxeda DIY Holding BV†(e)	5.875%	10/1/2026	EUR	4,917	6,122,933
Maxeda DIY Holding BV(e)	5.875%	10/1/2026	EUR	7,000	8,716,806
MercadoLibre, Inc. (Argentina)(b)	2.375%	1/14/2026		$5,742	5,770,997
MercadoLibre, Inc. (Argentina)(b)	3.125%	1/14/2031		5,235	5,164,380
Murphy Oil USA, Inc.	4.75%	9/15/2029		18,673	20,070,020
Park River Holdings, Inc.†	5.625%	2/1/2029		8,488	8,331,609
Party City Holdings, Inc.†	6.625%	8/1/2026		11,500	10,465,000
Party City Holdings, Inc.†	8.75%	2/15/2026		3,548	3,625,613
Penske Automotive Group, Inc.	3.50%	9/1/2025		9,206	9,401,627
Rent-A-Center, Inc.†	6.375%	2/15/2029		9,636	10,046,590

See Notes to Schedule of Investments.	129

Schedule of Investments (unaudited)(continued)

HIGH YIELD FUND February 28, 2021

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Fair Value
Specialty Retail (continued)
Sally Holdings LLC/Sally Capital, Inc.†	8.75%	4/30/2025		$7,444	$8,202,358
Sonic Automotive, Inc.	6.125%	3/15/2027		3,804	3,944,273
Tapestry, Inc.	4.125%	7/15/2027		12,493	13,724,108
White Cap Parent LLC†	8.25%	3/15/2026		7,892	8,340,897
William Carter Co. (The)†	5.50%	5/15/2025		9,051	9,565,776
William Carter Co. (The)†	5.625%	3/15/2027		12,004	12,664,220
Total					349,860,056

Steel Producers/Products 0.26%
U.S. Steel Corp.	6.65%	6/1/2037		10,600	9,838,125
U.S. Steel Corp.	6.875%	3/1/2029		12,193	11,972,002
Total					21,810,127

Support: Services 3.56%
Ahern Rentals, Inc.†	7.375%	5/15/2023		9,694	8,173,254
Allied Universal Holdco LLC/Allied Universal Finance Corp.†	9.75%	7/15/2027		10,311	11,396,542
Avis Budget Car Rental LLC / Avis Budget Finance, Inc.†	5.75%	7/15/2027		8,340	8,626,688
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.†	5.25%	3/15/2025		3,093	3,117,296
Garda World Security Corp. (Canada)†(b)	4.625%	2/15/2027		15,139	15,063,305
Garda World Security Corp. (Canada)†(b)	9.50%	11/1/2027		7,676	8,303,052
H&E Equipment Services, Inc.†	3.875%	12/15/2028		12,963	12,493,091
Hertz Corp. (The)†(j)	5.50%	10/15/2024		10,366	7,806,894
Hertz Corp. (The)†(j)	6.00%	1/15/2028		23,409	17,659,164
Hertz Corp. (The)(j)	6.25%	10/15/2022		2,582	1,955,865
House of HR(e)	7.50%	1/15/2027	EUR	3,000	3,854,929
House of HR†(e)	7.50%	1/15/2027	EUR	4,226	5,430,310
IPD 3 BV†(e)	5.50%	12/1/2025	EUR	3,425	4,280,129
IPD 3 BV(e)	5.50%	12/1/2025	EUR	3,500	4,373,855
Legends Hospitality Holding Co. LLC / Legends Hospitality Co-Issuer, Inc.†	5.00%	2/1/2026		$8,279	8,434,231
MasTec, Inc.†	4.50%	8/15/2028		10,806	11,307,939
Picasso Finance Sub, Inc.†	6.125%	6/15/2025		5,908	6,316,656
Pike Corp.†	5.50%	9/1/2028		13,738	14,321,865
Presidio Holdings, Inc.†	4.875%	2/1/2027		8,019	8,373,600
Presidio Holdings, Inc.†	8.25%	2/1/2028		8,613	9,538,941
Prime Security Services Borrower LLC/Prime Finance, Inc.†	3.375%	8/31/2027		8,463	8,260,988

130	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

HIGH YIELD FUND February 28, 2021

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Fair Value
Support: Services (continued)
Promontoria Holding 264 BV(e)	6.75%	8/15/2023	EUR	7,633	$8,828,830
Sabre GLBL, Inc.†	7.375%	9/1/2025		$11,804	12,798,015
Sabre GLBL, Inc.†	9.25%	4/15/2025		10,290	12,219,375
Sotheby’s†	7.375%	10/15/2027		11,219	12,135,480
Tms International Holding Corp.†	7.25%	8/15/2025		7,678	7,871,562
Uber Technologies, Inc.†	6.25%	1/15/2028		9,610	10,285,102
Uber Technologies, Inc.†	7.50%	9/15/2027		8,199	8,977,905
Uber Technologies, Inc.†	8.00%	11/1/2026		7,697	8,329,886
United Rentals North America, Inc.	4.875%	1/15/2028		35,628	37,721,145
Williams Scotsman International, Inc.†	4.625%	8/15/2028		5,800	5,970,375
Total					304,226,269

Technology Hardware & Equipment 0.77%
CDW LLC/CDW Finance Corp.	4.125%	5/1/2025		9,845	10,208,034
CDW LLC/CDW Finance Corp.	5.50%	12/1/2024		8,825	9,757,141
CommScope, Inc.†	7.125%	7/1/2028		16,063	16,867,274
Switch Ltd.†	3.75%	9/15/2028		16,300	16,636,187
Western Digital Corp.	4.75%	2/15/2026		11,274	12,482,686
Total					65,951,322

Telecommunications: Satellite 0.37%
Connect Finco SARL/Connect US Finco LLC (Luxembourg)†(b)	6.75%	10/1/2026		23,028	23,905,942
Hughes Satellite Systems Corp.	5.25%	8/1/2026		7,287	8,111,342
Total					32,017,284

Telecommunications: Wireless 1.68%
Millicom International Cellular SA (Luxembourg)†(b)	6.25%	3/25/2029		5,504	6,198,592
Sprint Capital Corp.	6.875%	11/15/2028		94,380	119,567,663
Vmed O2 UK Financing I plc (United Kingdom)†(b)	4.25%	1/31/2031		17,909	17,550,820
Total					143,317,075

Telecommunications: Wireline Integrated & Services 1.02%
Altice France Holding SA (Luxembourg)†(b)	6.00%	2/15/2028		7,398	7,254,516
Altice France Holding SA (Luxembourg)†(b)	10.50%	5/15/2027		10,467	11,787,674
Frontier Communications Corp.†	5.00%	5/1/2028		11,164	11,516,503
Frontier Communications Corp.†	5.875%	10/15/2027		10,251	10,987,790
Frontier Communications Corp.†	6.75%	5/1/2029		3,769	3,953,964

See Notes to Schedule of Investments.	131

Schedule of Investments (unaudited)(continued)

HIGH YIELD FUND February 28, 2021

Investments	Interest Rate		Maturity Date	Principal Amount (000)		Fair Value
Telecommunications: Wireline Integrated & Services (continued)
Northwest Fiber LLC/Northwest Fiber Finance Sub, Inc.†	6.00%		2/15/2028		$8,901	$8,978,884
Northwest Fiber LLC/Northwest Fiber Finance Sub, Inc.†	10.75%		6/1/2028		10,969	12,669,195
Windstream Escrow LLC/Windstream Escrow Finance Corp.†	7.75%		8/15/2028		8,181	8,390,638
Zayo Group Holdings, Inc.†	6.125%		3/1/2028		11,539	11,917,710
Total						87,456,874

Theaters & Entertainment 0.47%
AMC Entertainment Holdings, Inc. PIK†	12.00%		6/15/2026		10,624	7,938,801
Life Time, Inc.†	5.75%		1/15/2026		15,406	15,694,862
Live Nation Entertainment, Inc.†	3.75%		1/15/2028		8,010	8,042,641
Live Nation Entertainment, Inc.†	4.75%		10/15/2027		8,549	8,649,579
Total						40,325,883

Tobacco 0.13%
Turning Point Brands, Inc.†	5.625%		2/15/2026		10,327	10,714,262

Transportation: Infrastructure/Services 0.54%
Arena Luxembourg Finance Sarl(e)	1.875%		2/1/2028	EUR	6,085	6,756,274
Bristow Group, Inc.†	6.875%		3/1/2028		$7,664	7,750,220
TransJamaican Highway Ltd. (Jamaica)†(b)	5.75%		10/10/2036		12,775	12,878,797
XPO CNW, Inc.	6.70%		5/1/2034		16,239	18,988,274
Total						46,373,565
Total High Yield Corporate Bonds (cost $6,968,280,627)						7,414,075,021

NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES 0.70%
BFLD 2019-DPLO F†	2.652% (1 Mo. LIBOR + 2.54%	)#	10/15/2034		8,798	8,586,016
Fontainebleau Miami Beach Trust 2019-FBLU F†	3.963%	#(m)	12/10/2036		8,250	8,372,244
Great Wolf Trust 2019-WOLF E†	2.844% (1 Mo. LIBOR + 2.73%	)#	12/15/2036		20,457	19,918,561
Great Wolf Trust 2019-WOLF F†	3.243% (1 Mo. LIBOR + 3.13%	)#	12/15/2036		4,399	4,190,683
JPMorgan Chase Commercial Mortgage Securities Trust 2016-WIKI E†	4.009%	#(m)	10/5/2031		4,300	4,145,372
JPMorgan Chase Commercial Mortgage Securities Trust 2021 E†(l)	3.97%	#(m)	3/15/2036		14,650	14,650,000
Total Non-Agency Commercial Mortgage-Backed Securities (cost $59,776,785)						59,862,876

132	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

HIGH YIELD FUND February 28, 2021

Investments	Dividend Rate		Shares (000)	Fair Value
PREFERRED STOCKS 0.07%

Transportation: Infrastructure/Services
ACBL Holdings Corp. Series A	Zero Coupon		83	$2,274,360	(c)
ACBL Holdings Corp. Series B	Zero Coupon		102	3,519,483	(c)
Total Preferred Stocks (cost $4,617,950)				5,793,843

	Exercise Price	Expiration Date
WARRANTS 0.00%

Machinery 0.00%
TNT Crane & Rigging, Inc.	$ 4.00	10/16/2025	26	65,798	(a)

Personal & Household Products 0.00%
Remington Outdoor Co., Inc.	35.05	5/15/2022	129	–	(a)(d)
Total Warrants (cost $860,127)				65,798
Total Investments in Securities 99.06% (cost $8,002,672,915)				8,465,784,205
Less Unfunded Loan Commitments (0.11%) (cost $9,133,368)				(9,174,074)
Net Investments 98.95% (cost $7,993,539,547)				8,456,610,131
Cash and Other Assets in Excess Liabilities(n) 1.05%				89,895,679
Net Assets 100.00%				$8,546,505,810

CAD	Canadian dollar.
EUR	Euro.
GBP	British pound.
CMT	Constant Maturity Rate.
LIBOR	London Interbank Offered Rate.
PIK	Payment-in-kind.
Units	More than one class of securities traded together.
*	Non-income producing security.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers. At February 28, 2021, the total value of Rule 144A securities was $4,787,716,358, which represents 56.02% of net assets.
#	Variable rate security. The interest rate represents the rate in effect at February 28, 2021.
(a)	Level 3 Investment as described in Note 2(b) in the Notes to Financials. Security fair valued by the Pricing Committee.
(b)	Foreign security traded in U.S. dollars.
(c)	Level 3 Investment as described in Note 2(b) in the Notes to Financials. Security valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 investments.
(d)	Amount is less than $1,000.
(e)	Investment in non-U.S. dollar denominated securities.
(f)	Floating Rate Loans in which the Fund invests generally pay interest at rates which are periodically re-determined at a margin above the London Interbank Offered Rate (“LIBOR”) or the prime rate offered by major U.S. banks. The rate(s) shown is the rate(s) in effect at February 28, 2021.
(g)	Interest rate to be determined.

See Notes to Schedule of Investments.	133

Schedule of Investments (unaudited)(continued)

HIGH YIELD FUND February 28, 2021

(h)	Level 3 Investment as described in Note 2(b) in the Notes to Financials. Floating Rate Loans categorized as Level 3 are valued based on a single quotation obtained from a dealer. Accounting principles generally accepted in the United States of America do not require the Fund to create quantitative unobservable inputs that were not developed by the Fund. Therefore, the Fund does not have access to unobservable inputs and cannot disclose such inputs in the valuation.
(i)	Security partially/fully unfunded.
(j)	Defaulted (non-income producing security).
(k)	Security is perpetual in nature and has no stated maturity.
(l)	Securities purchased on a when-issued basis.
(m)	Interest rate is based on the weighted average interest rates of the underlying mortgages within the mortgage pool. (n) Cash and Other Assets in Excess Liabilities include net unrealized appreciation/depreciation on forward foreign currency exchange contracts, futures contracts and swaps as follows:

Centrally Cleared Credit Default Swaps on Indexes - Buy Protection at February 28, 2021(1):

Referenced Index	Central Clearing party	Fund Pays (Quarterly)	Termination Date	Notional Amount	Notional Value	Payments Upfront(2)	Unrealized Appreciation(3)
Markit CDX.
NA.HY.35(4)(5)	Credit Suisse	1.00%	12/20/2025	$200,030,348	$216,638,530	$(17,701,361)	$1,093,179
Markit CDX.
NA.EM.34(4)(6)	Credit Suisse	1.00%	12/20/2025	518,651,842	496,835,872	16,431,063	5,384,907
						$(1,270,298)	$6,478,086

(1)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities.
(2)	Upfront payments received by Central Clearing Party are presented net of amortization.
(3)	Total unrealized appreciation on Credit Default Swaps on Indexes amounted to $6,478,086. Total unrealized depreciation on Credit Default Swaps on Indexes amounted to $0.
(4)	Central Clearinghouse: Intercontinental Exchange (ICE).
(5)	The Referenced Index is for the Centrally Cleared Credit Default Swaps on Indexes, which is comprised of a basket of high yield securities.
(6)	The Referenced Index is for the Centrally Cleared Credit Default Swaps on Indexes, which is comprised of a basket of emerging market securities.

134	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

HIGH YIELD FUND February 28, 2021

Credit Default Swaps on Indexes - Sell Protection at February 28, 2021(1):

Referenced Index*	Swap Counterparty	Fund Receives (Quarterly)	Term- ination Date	Notional Amount	Notional Value	Payments Upfront(2)	Unrealized Appreciation/ Depreciation(3)	Credit Default Swap Agreements Payable at Fair Value(4)
Markit CMBX. NA.BBB-.9	Goldman	3.00%	9/17/2058	$5,125,000	$4,548,487	$(1,159,145)	$582,632	$(576,513)
Markit CMBX. NA.BBB-.9	Goldman	3.00%	9/17/2058	1,000,000	887,509	(148,415)	35,924	(112,491)
Markit CMBX. NA.BBB-.9	Goldman	3.00%	9/17/2058	2,630,000	2,334,151	(303,568)	7,719	(295,849)
Markit CMBX. NA.BBB-.9	Citibank	3.00%	9/17/2058	9,545,000	8,471,279	(2,175,249)	1,101,528	(1,073,721)
Markit CMBX. NA.BBB-.9	Morgan Stanley	3.00%	9/17/2058	8,981,000	7,970,724	(1,937,831)	927,555	(1,010,276)
Markit CMBX. NA.BBB-.9	Morgan Stanley	3.00%	9/17/2058	18,034,000	16,005,349	(2,573,996)	545,345	(2,028,651)
Markit CMBX. NA.BBB-.9	Morgan Stanley	3.00%	9/17/2058	4,595,000	4,078,107	(575,461)	58,568	(516,893)
Markit CMBX. NA.BBB-.9	Morgan Stanley	3.00%	9/17/2058	7,240,000	6,425,570	(906,711)	92,281	(814,430)
Markit CMBX. NA.BBB-.9	Morgan Stanley	3.00%	9/17/2058	10,095,000	8,959,409	(1,125,487)	(10,104)	(1,135,591)
Markit CMBX. NA.BBB-.9	Morgan Stanley	3.00%	9/17/2058	10,749,000	9,539,840	(1,134,562)	(74,598)	(1,209,160)
Markit CMBX. NA.BBB-.9	Morgan Stanley	3.00%	9/17/2058	7,300,000	6,478,820	(1,395,329)	574,149	(821,180)
Markit CMBX. NA.BBB-.9	Citibank	3.00%	9/17/2058	4,350,000	3,860,666	(578,382)	89,048	(489,334)
Markit CMBX. NA.BBB-.9	Citibank	3.00%	9/17/2058	4,050,000	3,594,414	(475,413)	19,827	(455,586)
Markit CMBX. NA.BBB-.9	Citibank	3.00%	9/17/2058	4,430,000	3,931,668	(986,664)	488,332	(498,332)
Markit CMBX. NA.BBB-.9	JPMorgan	3.00%	9/17/2058	15,000,000	13,312,645	(2,513,184)	825,829	(1,687,355)
Markit CMBX. NA.BBB-.10	Morgan Stanley	3.00%	11/17/2059	7,413,000	6,533,129	(1,365,183)	485,312	(879,871)
Markit CMBX. NA.BBB-.10	Merrill Lynch	3.00%	11/17/2059	10,000,000	8,813,070	(1,707,548)	520,618	(1,186,930)
Markit CMBX. NA.BBB-.10	Morgan Stanley	3.00%	11/17/2059	3,426,000	3,019,358	(569,214)	162,572	(406,642)
Markit CMBX. NA.BBB-.10	Morgan Stanley	3.00%	11/17/2059	7,278,000	6,414,152	(1,224,655)	360,807	(863,848)
Markit CMBX. NA.BBB-.10	Morgan Stanley	3.00%	11/17/2059	7,214,000	6,357,749	(981,242)	124,991	(856,251)
Markit CMBX. NA.BBB-.10	Morgan Stanley	3.00%	11/17/2059	14,423,000	12,711,091	(1,895,791)	183,882	(1,711,909)
Markit CMBX. NA.BBB-.10	Morgan Stanley	3.00%	11/17/2059	7,212,000	6,355,986	(947,961)	91,947	(856,014)
Markit CMBX. NA.BBB-.10	Morgan Stanley	3.00%	11/17/2059	2,470,000	2,176,828	(364,007)	70,835	(293,172)
Markit CMBX. NA.BBB-.10	Morgan Stanley	3.00%	11/17/2059	3,607,000	3,178,874	(465,150)	37,024	(428,126)
Markit CMBX. NA.BBB-.10	Morgan Stanley	3.00%	11/17/2059	12,055,000	10,624,156	(2,054,290)	623,446	(1,430,844)
Markit CMBX. NA.BBB-.10	Goldman	3.00%	11/17/2059	5,460,000	4,811,937	(843,947)	195,884	(648,063)
						$(30,408,385)	$8,121,353	$(22,287,032)

See Notes to Schedule of Investments.	135

Schedule of Investments (unaudited)(continued)

HIGH YIELD FUND February 28, 2021

*	The Referenced Index is for the Credit Default Swaps on Indexes, which is comprised of a basket of commercial mortgage-backed securities.
(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities.
(2)	Upfront payments received are presented net of amortization.
(3)	Total unrealized appreciation on Credit Default Swaps on Indexes amounted to $8,206,055. Total unrealized depreciation on Credit Default Swaps on Indexes amounted to $84,702.
(4)	Includes upfront payments received.

Open Forward Foreign Currency Exchange Contracts at February 28, 2021:

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation
Euro	Buy	Morgan Stanley	3/4/2021	5,721,000	$6,848,832	$6,902,970	$54,138
Euro	Buy	State Street Bank and Trust	3/4/2021	8,386,000	10,101,061	10,118,564	17,503
British pound	Sell	State Street Bank and Trust	3/8/2021	4,500,000	6,326,876	6,269,555	57,321
British pound	Sell	State Street Bank and Trust	3/8/2021	5,529,000	7,704,845	7,703,193	1,652
British pound	Sell	Toronto Dominion Bank	3/8/2021	1,247,000	1,759,363	1,737,363	22,000
Canadian dollar	Sell	Bank of America	4/20/2021	1,229,000	976,006	965,818	10,188
Euro	Sell	Bank of America	3/4/2021	5,031,000	6,092,581	6,070,415	22,166
Euro	Sell	Bank of America	3/4/2021	689,000	838,743	831,349	7,394
Euro	Sell	Bank of America	3/4/2021	4,617,000	5,619,970	5,570,882	49,088
Euro	Sell	Bank of America	3/4/2021	3,000,000	3,650,799	3,619,806	30,993
Euro	Sell	Bank of America	3/4/2021	7,367,000	8,947,762	8,889,037	58,725
Euro	Sell	Goldman Sachs	3/4/2021	747,000	905,095	901,332	3,763
Euro	Sell	J.P. Morgan	3/4/2021	231,000,000	280,030,905	278,725,068	1,305,837
Euro	Sell	Morgan Stanley	3/4/2021	4,226,000	5,146,549	5,099,100	47,449
Euro	Sell	State Street Bank and Trust	3/4/2021	3,938,000	4,778,865	4,751,599	27,266
Euro	Sell	State Street Bank and Trust	3/4/2021	3,045,000	3,743,074	3,674,103	68,971
Euro	Sell	State Street Bank and Trust	3/4/2021	3,492,000	4,282,668	4,213,454	69,214
Euro	Sell	Toronto Dominion Bank	3/4/2021	5,055,000	6,122,828	6,099,373	23,455
Unrealized Appreciation on Forward Foreign Currency Exchange Contracts							$1,877,123

136	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

HIGH YIELD FUND February 28, 2021

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Depreciation
Euro	Buy	Bank of America	3/4/2021	1,402,000	$1,701,683	$1,691,656	$(10,027)
Euro	Buy	Morgan Stanley	3/4/2021	8,282,000	10,074,164	9,993,078	(81,086)
Euro	Buy	Morgan Stanley	3/4/2021	6,947,000	8,538,212	8,382,264	(155,948)
Euro	Buy	Toronto Dominion Bank	3/4/2021	2,098,000	2,542,366	2,531,451	(10,915)
British pound	Sell	Bank of America	3/8/2021	539,000	734,507	750,953	(16,446)
British pound	Sell	Bank of America	3/8/2021	786,000	1,061,547	1,095,082	(33,535)
British pound	Sell	Bank of America	3/8/2021	631,000	850,439	879,131	(28,692)
British pound	Sell	Bank of America	3/8/2021	512,179	693,439	713,586	(20,147)
British pound	Sell	Bank of America	3/8/2021	124,000	168,372	172,761	(4,389)
British pound	Sell	State Street Bank and Trust	3/8/2021	425,000	576,398	592,125	(15,727)
British pound	Sell	State Street Bank and Trust	3/8/2021	7,000,000	9,539,081	9,752,640	(213,559)
British pound	Sell	Toronto Dominion Bank	3/8/2021	32,835,000	44,149,777	45,746,850	(1,597,073)
British pound	Sell	Toronto Dominion Bank	3/8/2021	773,000	1,031,098	1,076,970	(45,872)
Canadian dollar	Sell	Morgan Stanley	4/20/2021	9,532,000	7,488,824	7,490,790	(1,966)
Euro	Sell	Goldman Sachs	3/4/2021	2,500,000	3,011,269	3,016,505	(5,236)
Unrealized Depreciation on Forward Foreign Currency Exchange Contracts							$(2,240,618)

Open Futures Contracts at February 28, 2021:

Type	Expiration	Contracts	Position		Notional Amount		Notional Value	Unrealized Appreciation
U.S. 10-Year Ultra Treasury Note	June 2021	3,829	Short		$(569,158,948)		$(564,179,219)	$4,979,729
U.S. 5-Year Treasury Note	June 2021	5,078	Short		(631,899,746)		(629,513,313)	2,386,433
Total Unrealized Appreciation on Open Futures Contracts								$7,366,162

Type	Expiration	Contracts	Position		Notional Amount		Notional Value	Unrealized Depreciation
Euro- Bund	June 2021	304	Short	EUR	(51,828,437)	EUR	(51,841,120)	$(15,303)
Euro-Bobl	June 2021	30	Short		(4,036,448)		(4,037,700)	(1,510)
U.S. 2-Year Treasury Note	June 2021	8,787	Long		$1,941,462,343		$1,939,867,556	(1,594,787)
U.S. Long Bond	June 2021	1,614	Long		257,827,447		256,979,063	(848,384)
U.S. Ultra Treasury Bond	June 2021	1,066	Short		(201,329,642)		(201,540,625)	(210,983)
Total Unrealized Depreciation on Open Futures Contracts								$(2,670,967)

See Notes to Schedule of Investments.	137

Schedule of Investments (unaudited)(continued)

HIGH YIELD FUND February 28, 2021

The following is a summary of the inputs used as of February 28, 2021 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Common Stocks
Diversified Capital Goods	$9,113,416	$1,894,931	$–	$11,008,347
Investments & Miscellaneous Financial Services	–	–	48,812	48,812
Machinery	25,619,476	–	225,755	25,845,231
Personal & Household Products	32,787,652	157,872	6,669,417	39,614,941
Specialty Retail	21,288,501	2,392,039	–	23,680,540
Transportation: Infrastructure/Services	–	1,196,970	444,540	1,641,510
Remaining Industries	169,375,439	–	–	169,375,439
Convertible Bonds	–	198,331,685	–	198,331,685
Convertible Preferred Stock	8,144,775	–	–	8,144,775
Floating Rate Loans
Automakers	–	–	3,062,843	3,062,843
Electric: Generation	–	1,527,869	1,254,802	2,782,671
Gaming	–	24,257,815	12,334,193	36,592,008
Health Facilities	–	12,846,998	11,146,804	23,993,802
Miscellaneous	–	9,403,939	2,710,717	12,114,656
Personal & Household Products	–	27,532,875	1,299,660	28,832,535
Real Estate Investment Trusts	–	–	10,229,427	10,229,427
Specialty Retail	–	25,231,638	11,256,443	36,488,081
Less Unfunded Commitments	–	(9,174,074)	–	(9,174,074)
Remaining Industries	–	335,055,683	–	335,055,683
Foreign Government Obligations	–	19,143,681	–	19,143,681
High Yield Corporate Bonds
Automakers	–	157,234,770	850	157,235,620
Banking	–	154,518,017	1,000	154,519,017
Energy: Exploration & Production	–	781,002,652	–	781,002,652
Metals/Mining (Excluding Steel)	–	314,250,452	5	314,250,457
Specialty Retail	–	349,858,952	1,104	349,860,056
Remaining Industries	–	5,657,207,219	–	5,657,207,219
Non-Agency Commercial Mortgage-Backed Securities	–	59,862,876	–	59,862,876
Preferred Stocks	–	–	5,793,843	5,793,843
Warrants	–	–	65,798	65,798
Total	$266,329,259	$8,123,734,859	$66,546,013	$8,456,610,131

138	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

HIGH YIELD FUND February 28, 2021

Investment Type(2)	Level 1	Level 2	Level 3	Total
Other Financial Instruments
Centrally Cleared Credit Default Swap Contracts
Assets	$–	$6,478,086	$–	$6,478,086
Liabilities	–	–	–	–
Credit Default Swap Contracts
Assets	–	–	–	–
Liabilities	–	(22,287,032)	–	(22,287,032)
Forward Foreign Currency Exchange Contracts
Assets	–	1,877,123	–	1,877,123
Liabilities	–	(2,240,618)	–	(2,240,618)
Futures Contracts
Assets	7,366,162	–	–	7,366,162
Liabilities	(2,670,967)	–	–	(2,670,967)
Total	$4,695,195	$(16,172,441)	$–	$(11,477,246)

(1)	Refer to Note 2(b) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy. Each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets. Management has determined not to provide a reconciliation as the balance of Level 3 investments was not considered to be material to the Fund’s net assets at the beginning or end of the period.

See Notes to Schedule of Investments.	139

Schedule of Investments (unaudited)

INCOME FUND February 28, 2021

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
LONG-TERM INVESTMENTS 99.36%

ASSET-BACKED SECURITIES 7.48%

Automobiles 0.59%
ACC Trust 2018-1 C†	6.81%		2/21/2023	$222	$223,522
CPS Auto Trust 2017-A D†	4.61%		12/15/2022	1,669	1,687,763
Drive Auto Receivables Trust 2016-CA D†	4.18%		3/15/2024	297	299,054
Enterprise Fleet Financing LLC 2018-1 A2†	2.87%		10/20/2023	69	69,374
Exeter Automobile Receivables Trust 2020-3A F†	5.56%		6/15/2027	6,900	7,352,698
Flagship Credit Auto Trust 2019-1 D†	4.08%		2/18/2025	4,000	4,227,895
Foursight Capital Automobile Receivables Trust 2018-1 D†	4.19%		11/15/2023	3,500	3,597,898
Total					17,458,204

Credit Cards 0.45%
Continental Finance Credit Card ABS Master Trust 2020-1A B†	3.66%		12/15/2028	4,000	4,085,297
Perimeter Master Note Business Trust 2019-2A A†	4.23%		5/15/2024	2,831	2,959,284
Synchrony Credit Card Master Note Trust 2017-2 B	2.82%		10/15/2025	1,844	1,914,983
World Financial Network Credit Card Master Trust 2016-A	2.03%		4/15/2025	4,424	4,447,994
Total					13,407,558

Other 6.44%
ALM VII Ltd. 2012-7A A2R2†	2.091% (3 Mo. LIBOR +1.85%	)#	7/15/2029	5,883	5,893,911
Apex Credit CLO Ltd. 2016-1A B1R†	2.063% (3 Mo. LIBOR + 1.85%	)#	10/27/2028	796	796,318
Apex Credit CLO Ltd. 2017-1A B†	2.168% (3 Mo. LIBOR + 1.95%	)#	4/24/2029	876	876,213
Avery Point IV CLO Ltd. 2014-1A BR†	1.818% (3 Mo. LIBOR + 1.60%	)#	4/25/2026	1,294	1,294,913
Avery Point V CLO Ltd. 2014-5A AR†	1.203% (3 Mo. LIBOR + .98%	)#	7/17/2026	167	167,002
Benefit Street Partners CLO XII Ltd. 2017-12A C†	3.291% (3 Mo. LIBOR + 3.05%	)#	10/15/2030	1,950	1,911,530
BlueMountain CLO Ltd. 2013-1A A2R2†	1.974% (3 Mo. LIBOR + 1.75%	)#	1/20/2029	1,308	1,308,586
BlueMountain CLO Ltd. 2016-1A BR†	1.574% (3 Mo. LIBOR + 1.35%	)#	4/20/2027	4,939	4,932,307

140	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

INCOME FUND February 28, 2021

Investments	Interest Rate		Maturity Date	Principal Amount (000)		Fair Value
Other (continued)
BlueMountain CLO Ltd. 2021-28A B†(a)	Zero Coupon	#(b)	4/15/2034		$12,000	$12,000,000
BSPRT Issuer Ltd. 2018-FL4 A†	1.157% (1 Mo. LIBOR + 1.05%	)#	9/15/2035		3,651	3,655,460
Cedar Funding II CLO Ltd. 2013-1A DR†	3.83% (3 Mo. LIBOR + 3.60%	)#	6/9/2030		2,500	2,500,755
Cedar Funding VI CLO Ltd. 2016-6A BR†	1.824% (3 Mo. LIBOR + 1.60%	)#	10/20/2028		2,500	2,499,917
CIFC Funding I Ltd. 2021-1A B†(a)	Zero Coupon	#(b)	4/25/2033		13,000	13,000,000
DRB Prime Student Loan Trust 2015-D A2†	3.20%		1/25/2040		529	533,550
Elevation CLO Ltd. 2014-2A DR†	3.441% (3 Mo. LIBOR + 3.20%	)#	10/15/2029		1,000	990,175
Elmwood CLO VIII Ltd. 2021 1A B1†(a)	Zero Coupon	#(b)	1/20/2034		10,000	10,000,000
Fairstone Financial Issuance Trust I 2020-1A C†(c)	5.162%		10/20/2039	CAD	7,816	6,026,136
Galaxy XXI CLO Ltd. 2015-21A AR†	1.244% (3 Mo. LIBOR + 1.02%	)#	4/20/2031		$1,012	1,012,708
GoldenTree Loan Opportunities Ltd. 2014-9A DR2†	3.212% (3 Mo. LIBOR + 3.00%	)#	10/29/2029		3,750	3,709,101
Halcyon Loan Advisors Funding Ltd. 2015-2A CR†	2.368% (3 Mo. LIBOR + 2.15%	)#	7/25/2027		895	886,130
Hardee’s Funding LLC 2018-1A A23†	5.71%		6/20/2048		1,979	2,233,933
Hardee’s Funding LLC 2018-1A A2II†	4.959%		6/20/2048		4,002	4,283,765
HPS Loan Management Ltd. 10-2016 A2R†	1.974% (3 Mo. LIBOR + 1.75%	)#	1/20/2028		1,979	1,981,866
Jamestown CLO VII Ltd. 2015-7A A2R†	1.518% (3 Mo. LIBOR + 1.30%	)#	7/25/2027		2,039	2,026,366
JFIN CLO Ltd. 2013-1A A1NR†	1.614% (3 Mo. LIBOR + 1.39%	)#	1/20/2030		2,000	2,007,318
Kayne CLO Ltd. 2018 2A BR†	Zero Coupon	#(b)	10/15/2031		6,500	6,500,000
Kayne CLO Ltd. 2020-7A A1†	1.423% (3 Mo. LIBOR + 1.20%	)#	4/17/2033		7,851	7,866,923
KKR CLO Ltd. 17 D†	3.691% (3 Mo. LIBOR + 3.45%	)#	4/15/2029		9,382	9,364,034
KKR CLO Ltd. 18 B†	1.926% (3 Mo. LIBOR + 1.70%	)#	7/18/2030		3,722	3,726,780
KKR CLO Ltd. 30A B1†	2.236% (3 Mo. LIBOR + 2.00%	)#	10/17/2031		5,000	5,011,522

See Notes to Schedule of Investments.	141

Schedule of Investments (unaudited)(continued)

INCOME FUND February 28, 2021

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Other (continued)
Madison Park Funding XVII Ltd. 2015-17A BR2†	Zero Coupon	#(b)	7/21/2030	$10,000	$10,000,000
Marble Point CLO XVII Ltd. 2020-1A A†	1.518% (3 Mo. LIBOR + 1.30%	)#	4/20/2033	4,860	4,877,084
MidOcean Credit CLO VI 2016-6A BR†	2.124% (3 Mo. LIBOR + 1.90%	)#	1/20/2029	1,493	1,495,059
Mountain Hawk III CLO Ltd. 2014-3A AR†	1.423% (3 Mo. LIBOR + 1.20%	)#	4/18/2025	125	125,219
Mountain View CLO LLC 2017-1A AR†	1.313% (3 Mo. LIBOR + 1.09%	)#	10/16/2029	4,505	4,506,341
Mountain View CLO X Ltd. 2015-10A BR†	1.575% (3 Mo. LIBOR + 1.35%	)#	10/13/2027	2,400	2,386,547
Oaktree EIF III Series I Ltd. 2016-IIIA B†	2.224% (3 Mo. LIBOR + 2.00%	)#	10/20/2027	5,917	5,933,027
OCP CLO Ltd. 2013-4A CRR†	3.218% (3 Mo. LIBOR + 3.00%	)#	4/24/2029	2,250	2,220,637
Octagon Investment Partners 29 Ltd. 2016-1A AR†	1.398% (3 Mo. LIBOR + 1.18%	)#	1/24/2033	4,419	4,430,218
Octagon Loan Funding Ltd. 2014-1A ARR†	1.369% (3 Mo. LIBOR + 1.18%	)#	11/18/2031	5,000	5,003,500
Planet Fitness Master Issuer LLC 2019-1A A2†	3.858%		12/5/2049	2,157	2,063,391
Shackleton CLO Ltd. 2015-8A DR†	2.923% (3 Mo. LIBOR + 2.70%	)#	10/20/2027	6,000	5,920,592
Shackleton CLO Ltd. 2019-14A A2†	2.124% (3 Mo. LIBOR + 1.90%	)#	7/20/2030	6,782	6,786,897
Signal Peak CLO 2 LLC 2015-1A DR2†	3.074% (3 Mo. LIBOR + 2.85%	)#	4/20/2029	2,000	1,987,500
Sound Point CLO XV Ltd. 2017-1A C†	2.718% (3 Mo. LIBOR + 2.50%	)#	1/23/2029	2,180	2,176,350
TCW CLO AMR Ltd. 2019-1A D†	3.184% (3 Mo. LIBOR + 2.99%	)#	2/15/2029	3,750	3,759,346
Venture XXIV CLO Ltd. 2016-24A B†	2.274% (3 Mo. LIBOR + 2.05%	)#	10/20/2028	5,000	5,009,136
Wind River CLO Ltd. 2015-2A DR†	2.841% (3 Mo. LIBOR + 2.60%	)#	10/15/2027	3,750	3,640,854
Total					191,318,917
Total Asset-Backed Securities (cost $220,374,694)					222,184,679

142	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

INCOME FUND February 28, 2021

Investments			Shares (000)	Fair Value
COMMON STOCKS 0.12%

Miscellaneous 0.01%
UTEX Industries, Inc.			7	$282,898

Oil 0.11%
Oasis Petroleum, Inc.*			58	3,317,042
Total Common Stocks (cost $5,446,671)				3,599,940

	Interest Rate	Maturity Date	Principal Amount (000)
CORPORATE BONDS 71.13%

Aerospace/Defense 1.23%
BAE Systems Finance, Inc.†	7.50%	7/1/2027	$930	1,221,150
Boeing Co. (The)	3.60%	5/1/2034	4,863	5,005,305
Boeing Co. (The)	4.875%	5/1/2025	4,748	5,310,259
Boeing Co. (The)	5.15%	5/1/2030	3,525	4,110,546
Boeing Co. (The)	5.705%	5/1/2040	4,490	5,664,202
Boeing Co. (The)	5.805%	5/1/2050	8,644	11,167,801
Boeing Co. (The)	5.93%	5/1/2060	2,139	2,813,978
Lockheed Martin Corp.	7.75%	5/1/2026	900	1,154,481
Total				36,447,722

Air Transportation 0.49%
Air Canada 2015-2 Class B Pass-Through Trust (Canada)†(d)	5.00%	12/15/2023	1,690	1,692,966
American Airlines 2014-1 Class B Pass-Through Trust	4.375%	10/1/2022	5,395	5,049,624
American Airlines Group, Inc.†	3.75%	3/1/2025	1,924	1,638,902
Hawaiian Brand Intellectual Property Ltd./HawaiianMiles Loyalty Ltd.†	5.75%	1/20/2026	3,003	3,153,731
Spirit Loyalty Cayman Ltd./Spirit IP Cayman Ltd.†	8.00%	9/20/2025	2,620	2,953,290
Total				14,488,513

Apparel 0.52%
PVH Corp.	7.75%	11/15/2023	5,967	6,993,015
Tapestry, Inc.	4.125%	7/15/2027	7,718	8,478,562
Total				15,471,577

See Notes to Schedule of Investments.	143

Schedule of Investments (unaudited)(continued)

INCOME FUND February 28, 2021

Investments	Interest Rate		Maturity Date		Principal Amount (000)	Fair Value
Auto Parts: Original Equipment 0.44%
American Axle & Manufacturing, Inc.	6.875%		7/1/2028		$6,044	$6,406,640
Clarios Global LP/Clarios US Finance Co.†	8.50%		5/15/2027		2,700	2,917,755
IHO Verwaltungs GmbH PIK 5.50% (Germany)†(d)	4.75%		9/15/2026		2,719	2,817,564
ZF North America Capital, Inc.†	4.50%		4/29/2022		1,000	1,027,500
Total						13,169,459

Automotive 1.84%
Ford Motor Co.	7.45%		7/16/2031		15,614	20,268,924
General Motors Co.	6.75%		4/1/2046		17,843	24,856,531
Nissan Motor Acceptance Corp.†	0.737% (3 Mo. LIBOR + .52%	)#	3/15/2021		1,750	1,750,121
Tesla, Inc.†	5.30%		8/15/2025		7,500	7,814,625
Total						54,690,201

Banks: Regional 5.14%
Bank of Ireland Group plc (Ireland)(d)	4.125% (5 Yr Treasury CMT + 2.50%	)#	9/19/2027		12,794	13,149,877
Bank of Montreal (Canada)(d)	3.803% (5 Yr Swap rate + 1.43%	)#	12/15/2032		6,558	7,367,357
Barclays Bank plc (United Kingdom)†(d)	10.179%		6/12/2021		2,840	2,915,237
BBVA Bancomer SA†	5.125% (5 Yr Treasury CMT + 2.65%	)#	1/18/2033		4,300	4,538,693
BNP Paribas SA (France)†(d)	4.50% (5 Yr Treasury CMT + 2.94%	)#	–	(e)	4,153	4,087,653
Citigroup, Inc.	4.60%		3/9/2026		2,161	2,481,620
Danske Bank A/S (Denmark)†(d)	4.375%		6/12/2028		875	980,458
Danske Bank A/S (Denmark)†(d)	5.00%		1/12/2022		1,095	1,136,712
Danske Bank A/S (Denmark)†(d)	5.375%		1/12/2024		12,000	13,497,511
Discover Bank	4.682% (5 Yr Swap rate + 1.73%	)#	8/9/2028		7,750	8,294,941
Goldman Sachs Group, Inc. (The)	6.75%		10/1/2037		5,747	8,393,587
Macquarie Bank Ltd. (Australia)†(a)(d)	3.052% (5 Yr Treasury CMT + 1.70%	)#	3/3/2036		6,720	6,685,415
Macquarie Bank Ltd. (Australia)†(d)	4.875%		6/10/2025		1,850	2,081,847
Macquarie Bank Ltd. (Australia)†(d)	6.625%		4/7/2021		4,261	4,286,536

144	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

INCOME FUND February 28, 2021

Investments	Interest Rate		Maturity Date		Principal Amount (000)	Fair Value
Banks: Regional (continued)
Morgan Stanley	5.00%		11/24/2025		$4,496	$5,254,057
Morgan Stanley	5.875% (3 Mo. LIBOR + 4.44%	)#	–	(e)	6,542	7,370,871
National Australia Bank Ltd. (Australia)†(d)	3.933% (5 Yr Treasury CMT + 1.88%	)#	8/2/2034		11,000	11,983,650
Turkiye Vakiflar Bankasi TAO (Turkey)†(d)	5.625%		5/30/2022		1,109	1,132,863
Turkiye Vakiflar Bankasi TAO (Turkey)†(d)	5.75%		1/30/2023		1,832	1,882,025
UBS AG	7.625%		8/17/2022		8,750	9,621,289
UBS AG (Switzerland)(d)	5.125%		5/15/2024		13,800	15,270,528
Webster Financial Corp.	4.10%		3/25/2029		4,986	5,452,957
Westpac Banking Corp. (Australia)(d)	2.668% (5 Yr Treasury CMT + 1.75%	)#	11/15/2035		8,000	7,829,840
Westpac Banking Corp. (Australia)(d)	4.11% (5 Yr Treasury CMT + 2.00%	)#	7/24/2034		3,061	3,379,811
Westpac Banking Corp. (Australia)(d)	4.322% (5 Yr Swap rate + 2.24%	)#	11/23/2031		3,197	3,591,681
Total						152,667,016

Beverages 1.55%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc.	4.70%		2/1/2036		27,840	33,460,055
Becle SAB de CV (Mexico)†(d)	3.75%		5/13/2025		5,050	5,498,187
Central American Bottling Corp. (Guatemala)†(d)	5.75%		1/31/2027		6,609	7,036,437
Total						45,994,679

Biotechnology Research & Production 0.62%
Regeneron Pharmaceuticals, Inc.	1.75%		9/15/2030		7,887	7,488,894
Royalty Pharma plc†	2.20%		9/2/2030		11,181	11,019,431
Total						18,508,325

Building Materials 0.35%
Boral Finance Pty Ltd. (Australia)†(d)	3.00%		11/1/2022		987	1,014,653
Owens Corning, Inc.	7.00%		12/1/2036		3,747	5,284,910
Vulcan Materials Co.	0.875% (3 Mo. LIBOR + .65%	)#	3/1/2021		4,020	4,020,000
Total						10,319,563

See Notes to Schedule of Investments.	145

Schedule of Investments (unaudited)(continued)

INCOME FUND February 28, 2021

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Business Services 0.92%
Capitol Investment Merger Sub 2 LLC†	10.00%	8/1/2024	$2,300	$2,499,571
CoStar Group, Inc.†	2.80%	7/15/2030	5,328	5,385,015
Garda World Security Corp. (Canada)†(d)	4.625%	2/15/2027	2,765	2,751,175
Global Payments, Inc.	2.90%	5/15/2030	3,580	3,741,696
Global Payments, Inc.	3.20%	8/15/2029	9,385	10,033,363
Shift4 Payments LLC/Shift4 Payments Finance Sub, Inc.†	4.625%	11/1/2026	2,837	2,974,027
Total				27,384,847

Chemicals 0.55%
CF Industries, Inc.†	4.50%	12/1/2026	7,787	9,013,392
Nouryon Holding BV (Netherlands)†(d)	8.00%	10/1/2026	2,500	2,664,938
Phosagro OAO Via Phosagro Bond Funding DAC (Ireland)†(d)	3.949%	4/24/2023	4,600	4,800,224
Total				16,478,554

Computer Hardware 1.41%
Dell International LLC/EMC Corp.†	6.02%	6/15/2026	10,953	13,137,720
Dell International LLC/EMC Corp.†	8.35%	7/15/2046	9,807	15,034,148
Leidos Holdings, Inc.	5.95%	12/1/2040	1,325	1,621,785
Leidos, Inc.†	4.375%	5/15/2030	2,052	2,333,616
Leidos, Inc.	5.50%	7/1/2033	353	432,847
Leidos, Inc.	7.125%	7/1/2032	6,806	9,289,714
Total				41,849,830

Construction/Homebuilding 1.07%
Century Communities, Inc.	5.875%	7/15/2025	2,953	3,090,314
Forestar Group, Inc.†	5.00%	3/1/2028	3,667	3,840,614
NVR, Inc.	3.00%	5/15/2030	10,854	11,551,970
PulteGroup, Inc.	6.375%	5/15/2033	6,069	8,041,425
PulteGroup, Inc.	7.875%	6/15/2032	1,985	2,861,775
Shea Homes LP/Shea Homes Funding Corp.†	4.75%	2/15/2028	2,400	2,482,500
Total				31,868,598

Drugs 2.01%
AbbVie, Inc.	4.25%	11/21/2049	25,548	29,596,335
AbbVie, Inc.	4.70%	5/14/2045	1,890	2,292,460
AstraZeneca plc (United Kingdom)(d)	6.45%	9/15/2037	3,600	5,347,936
Bausch Health Cos., Inc.†	6.125%	4/15/2025	2,980	3,054,381
Bausch Health Cos., Inc.†	7.00%	3/15/2024	1,064	1,088,153

146	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

INCOME FUND February 28, 2021

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Drugs (continued)
Bayer Corp.†	6.65%		2/15/2028	$5,520	$7,069,866
Bayer US Finance II LLC†	4.375%		12/15/2028	5,400	6,270,101
Cigna Corp.	4.80%		7/15/2046	228	283,703
Cigna Corp.	6.125%		11/15/2041	3,380	4,767,414
Total					59,770,349

Electric: Power 7.88%
Adani Transmission Ltd. (India)†(d)	4.00%		8/3/2026	4,400	4,734,638
Ausgrid Finance Pty Ltd. (Australia)†(d)	4.35%		8/1/2028	10,702	12,150,715
Cleco Corporate Holdings LLC	4.973%		5/1/2046	7,048	8,179,294
Cleco Power LLC	6.00%		12/1/2040	4,904	6,306,952
Duquesne Light Holdings, Inc.†	2.532%		10/1/2030	9,436	9,425,828
Duquesne Light Holdings, Inc.	6.25%		8/15/2035	2,650	3,365,312
El Paso Electric Co.	5.00%		12/1/2044	4,995	5,795,464
Emera US Finance LP	4.75%		6/15/2046	6,840	8,022,555
Emera, Inc. (Canada)(d)	6.75% (3 Mo. LIBOR + 5.44%	)#	6/15/2076	6,000	6,996,330
Exelon Generation Co. LLC	5.60%		6/15/2042	3,680	4,132,612
Exelon Generation Co. LLC	5.75%		10/1/2041	3,736	4,257,345
Exelon Generation Co. LLC	6.25%		10/1/2039	3,483	4,162,254
FirstEnergy Corp.	4.40%		7/15/2027	11,520	12,662,293
FirstEnergy Transmission LLC†	4.55%		4/1/2049	7,480	8,446,717
IPALCO Enterprises, Inc.†	4.25%		5/1/2030	9,961	11,250,962
Liberty Utilities Finance GP 1†	2.05%		9/15/2030	4,861	4,763,264
Metropolitan Edison Co.†	4.00%		4/15/2025	955	1,022,624
Mississippi Power Co.	4.25%		3/15/2042	3,605	4,147,684
NRG Energy, Inc.†	2.45%		12/2/2027	1,323	1,337,895
NRG Energy, Inc.†	4.45%		6/15/2029	13,505	15,022,801
Oglethorpe Power Corp.	4.20%		12/1/2042	1,070	1,125,312
Oglethorpe Power Corp.	5.95%		11/1/2039	8,831	11,283,066
Origin Energy Finance Ltd. (Australia)†(d)	5.45%		10/14/2021	4,289	4,418,694
Pacific Gas and Electric Co.	4.55%		7/1/2030	29,451	32,876,728
Pike Corp.†	5.50%		9/1/2028	2,799	2,917,957
PSEG Power LLC	8.625%		4/15/2031	14,230	21,666,340
Puget Energy, Inc.	3.65%		5/15/2025	4,587	5,007,176
Puget Energy, Inc.	4.10%		6/15/2030	11,109	12,429,059
Vistra Operations Co. LLC†	3.55%		7/15/2024	5,909	6,358,009
Total					234,265,880

See Notes to Schedule of Investments.	147

Schedule of Investments (unaudited)(continued)

INCOME FUND February 28, 2021

Investments	Interest Rate		Maturity Date		Principal Amount (000)	Fair Value
Electrical Equipment 1.32%
Broadcom, Inc.	4.75%		4/15/2029		$25,870	$29,667,615
NXP BV/NXP Funding LLC (Netherlands)†(d)	3.15%		5/1/2027		8,844	9,572,601
Total						39,240,216

Electronics 0.58%
FLIR Systems, Inc.	2.50%		8/1/2030		7,978	8,234,499
Jabil, Inc.	3.00%		1/15/2031		4,615	4,723,038
Trimble, Inc.	4.90%		6/15/2028		3,726	4,396,722
Total						17,354,259

Energy Equipment & Services 0.14%
Topaz Solar Farms LLC†	5.75%		9/30/2039		3,575	4,201,561

Engineering & Contracting Services 0.30%
Fluor Corp.	4.25%		9/15/2028		8,603	8,796,568

Entertainment 0.48%
Caesars Entertainment, Inc.†	6.25%		7/1/2025		3,333	3,532,980
CCM Merger, Inc.†	6.375%		5/1/2026		3,030	3,219,375
Enterprise Development Authority (The)†	12.00%		7/15/2024		1,024	1,158,656
Live Nation Entertainment, Inc.†	4.75%		10/15/2027		2,915	2,949,295
Scientific Games International, Inc.†	7.25%		11/15/2029		1,500	1,633,785
Scientific Games International, Inc.†	8.625%		7/1/2025		1,603	1,728,242
Total						14,222,333

Financial Services 3.63%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland)(d)	3.50%		1/15/2025		7,107	7,524,648
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland)(d)	3.875%		1/23/2028		5,000	5,388,597
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland)(d)	4.875%		1/16/2024		2,674	2,920,004
Aircastle Ltd.†	2.85%		1/26/2028		9,970	9,631,419
Aircastle Ltd.	4.25%		6/15/2026		9,806	10,426,539
Ally Financial, Inc.	8.00%		11/1/2031		7,990	11,450,284
Avolon Holdings Funding Ltd. (Ireland)†(d)	4.25%		4/15/2026		1,134	1,199,627
Avolon Holdings Funding Ltd. (Ireland)†(d)	5.125%		10/1/2023		3,587	3,849,951
Brightsphere Investment Group, Inc.	4.80%		7/27/2026		3,933	4,305,080
Charles Schwab Corp. (The)	5.375% (5 Yr Treasury CMT + 4.97%	)#	–	(e)	11,517	12,582,322

148	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

INCOME FUND February 28, 2021

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Financial Services (continued)
Global Aircraft Leasing Co. Ltd. PIK 7.25%†	6.50%	9/15/2024	$4,091	$3,687,225
Nationstar Mortgage Holdings, Inc.†	5.50%	8/15/2028	3,750	3,860,156
Navient Corp.	6.75%	6/25/2025	7,825	8,429,090
Neuberger Berman Group LLC/Neuberger Berman Finance Corp.†	4.50%	3/15/2027	4,123	4,606,751
Neuberger Berman Group LLC/Neuberger Berman Finance Corp.†	4.875%	4/15/2045	5,679	6,162,831
OneMain Finance Corp.	4.00%	9/15/2030	2,955	2,872,142
Park Aerospace Holdings Ltd. (Ireland)†(d)	5.50%	2/15/2024	8,146	8,872,507
Total				107,769,173

Food 1.50%
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc.†	6.50%	4/15/2029	5,210	5,870,993
Kraft Heinz Foods Co.	4.375%	6/1/2046	4,628	5,053,809
Kraft Heinz Foods Co.	4.875%	10/1/2049	4,437	5,203,002
SEG Holding LLC/SEG Finance Corp.†	5.625%	10/15/2028	2,582	2,743,375
Smithfield Foods, Inc.†	5.20%	4/1/2029	8,694	10,121,986
Sysco Corp.	6.60%	4/1/2050	10,399	15,434,731
Total				44,427,896

Health Care Products 0.67%
Alcon Finance Corp.†	2.60%	5/27/2030	6,020	6,215,884
Zimmer Biomet Holdings, Inc.	5.75%	11/30/2039	10,217	13,760,846
Total				19,976,730

Health Care Services 3.25%
Acadia Healthcare Co., Inc.†	5.00%	4/15/2029	2,687	2,811,274
Acadia Healthcare Co., Inc.	5.625%	2/15/2023	3,785	3,785,000
Centene Corp.	4.625%	12/15/2029	2,568	2,774,198
CommonSpirit Health	3.347%	10/1/2029	12,740	13,770,865
Fresenius Medical Care US Finance II, Inc.†	4.75%	10/15/2024	7,590	8,506,631
Fresenius Medical Care US Finance III, Inc.†	2.375%	2/16/2031	8,000	7,801,167
Hadrian Merger Sub, Inc.†	8.50%	5/1/2026	2,600	2,713,256
HCA, Inc.	5.125%	6/15/2039	2,000	2,474,189
HCA, Inc.	5.50%	6/15/2047	10,715	13,712,459
Molina Healthcare, Inc.†	3.875%	11/15/2030	1,509	1,584,450
Mount Sinai Hospitals Group, Inc.	3.737%	7/1/2049	5,130	5,589,770
New York and Presbyterian Hospital (The)	3.954%	8/1/2119	6,960	7,709,087
Northwell Healthcare, Inc.	3.979%	11/1/2046	4,781	5,260,274

See Notes to Schedule of Investments.	149

Schedule of Investments (unaudited)(continued)

INCOME FUND February 28, 2021

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Health Care Services (continued)
Universal Health Services, Inc.†	2.65%		10/15/2030	$6,836	$6,771,981
Universal Health Services, Inc.†	5.00%		6/1/2026	6,807	7,018,425
US Renal Care, Inc.†	10.625%		7/15/2027	4,000	4,387,500
Total					96,670,526

Insurance 2.71%
Alleghany Corp.	3.625%		5/15/2030	7,980	8,918,797
Aon Corp.	8.205%		1/1/2027	5,545	7,410,131
Assurant, Inc.	3.70%		2/22/2030	9,896	10,981,825
Brown & Brown, Inc.	2.375%		3/15/2031	1,991	1,995,259
CNO Financial Group, Inc.	5.25%		5/30/2025	10,855	12,501,190
Hanover Insurance Group, Inc. (The)	2.50%		9/1/2030	1,992	2,038,176
Hanover Insurance Group, Inc. (The)	4.50%		4/15/2026	4,460	5,138,077
Kemper Corp.	2.40%		9/30/2030	7,965	7,897,936
Protective Life Corp.	8.45%		10/15/2039	5,103	7,801,427
Selective Insurance Group, Inc.	5.375%		3/1/2049	5,081	6,238,468
Teachers Insurance & Annuity Association of America†	4.90%		9/15/2044	7,365	9,469,140
Total					80,390,426

Leisure 0.33%
Carnival Corp.†	11.50%		4/1/2023	8,714	9,948,382

Machinery: Agricultural 1.64%
Altria Group, Inc.	5.95%		2/14/2049	15,559	19,908,648
BAT Capital Corp.	4.39%		8/15/2037	16,065	17,173,095
BAT Capital Corp.	4.70%		4/2/2027	767	879,614
Imperial Brands Finance plc (United Kingdom)†(d)	3.875%		7/26/2029	6,841	7,563,249
MHP Lux SA (Luxembourg)†(d)	6.25%		9/19/2029	1,000	1,022,700
MHP Lux SA (Luxembourg)†(d)	6.95%		4/3/2026	2,000	2,156,410
Total					48,703,716

Machinery: Industrial/Specialty 1.34%
CNH Industrial Capital LLC	4.375%		4/5/2022	6,102	6,350,456
CNH Industrial Capital LLC	4.875%		4/1/2021	2,925	2,935,434
nVent Finance Sarl (Luxembourg)(d)	4.55%		4/15/2028	10,340	11,025,645
Stanley Black & Decker, Inc.	4.00% (5 Yr Treasury CMT + 2.66%	)#	3/15/2060	6,548	6,916,279
Vertical Holdco GmbH (Germany)†(d)	7.625%		7/15/2028	715	774,070
Vertical US Newco, Inc.†	5.25%		7/15/2027	3,042	3,176,989

150	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

INCOME FUND February 28, 2021

Investments	Interest Rate		Maturity Date		Principal Amount (000)	Fair Value
Machinery: Industrial/Specialty (continued)
Westinghouse Air Brake Technologies Corp.	3.20%		6/15/2025		$238	$254,063
Westinghouse Air Brake Technologies Corp.	4.95%		9/15/2028		7,000	8,237,015
Total						39,669,951

Manufacturing 1.14%
Bombardier, Inc. (Canada)†(d)	8.75%		12/1/2021		171	177,555
General Electric Co.	3.521% (3 Mo. LIBOR + 3.33%	)#	–	(e)	35,398	33,785,621
Total						33,963,176

Media 2.57%
Charter Communications Operating LLC/Charter Communications Operating Capital	6.484%		10/23/2045		11,029	14,814,844
Cox Communications, Inc.†	8.375%		3/1/2039		8,709	14,819,554
NBCUniversal Enterprise, Inc.†	5.25%		–	(e)	16,688	16,875,740
Time Warner Cable LLC	7.30%		7/1/2038		15,865	22,727,030
Time Warner Entertainment Co. LP	8.375%		7/15/2033		4,675	6,987,155
Total						76,224,323

Metal Fabricating 0.08%
Valmont Industries, Inc.	5.25%		10/1/2054		1,983	2,288,559

Metals & Minerals: Miscellaneous 1.82%
Anglo American Capital plc (United Kingdom)†(d)	2.625%		9/10/2030		7,000	7,108,131
Anglo American Capital plc (United Kingdom)†(d)	4.50%		3/15/2028		3,500	4,060,937
Anglo American Capital plc (United Kingdom)†(d)	4.75%		4/10/2027		6,235	7,316,598
Freeport-McMoRan, Inc.	4.25%		3/1/2030		3,071	3,336,826
Freeport-McMoRan, Inc.	5.25%		9/1/2029		2,250	2,508,683
Freeport-McMoRan, Inc.	5.45%		3/15/2043		8,650	10,763,714
Glencore Finance Canada Ltd. (Canada)†(d)	4.25%		10/25/2022		660	698,887
Glencore Finance Canada Ltd. (Canada)†(d)	5.55%		10/25/2042		5,774	6,991,659
Glencore Funding LLC†	3.00%		10/27/2022		836	866,684
Glencore Funding LLC†	4.125%		5/30/2023		1,599	1,720,526
Kinross Gold Corp.(Canada)(d)	4.50%		7/15/2027		7,543	8,630,086
Total						54,002,731

Natural Gas 0.52%
ENN Energy Holdings Ltd. (China)†(d)	2.625%		9/17/2030		3,660	3,638,724
National Fuel Gas Co.	3.95%		9/15/2027		5,320	5,723,947
National Fuel Gas Co.	5.50%		1/15/2026		2,573	2,980,794
NiSource, Inc.	5.95%		6/15/2041		2,373	3,196,757
Total						15,540,222

See Notes to Schedule of Investments.	151

Schedule of Investments (unaudited)(continued)

INCOME FUND February 28, 2021

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Oil 7.21%
Afren plc (United Kingdom)†(d)(f)	6.625%		12/9/2020	$976	$–	(g)(h)
Afren plc (United Kingdom)†(d)(f)	10.25%		4/8/2019	2,049	–	(g)(h)
Apache Corp.	5.10%		9/1/2040	11,965	12,230,683
Berry Petroleum Co. LLC†	7.00%		2/15/2026	5,441	5,256,332
California Resources Corp.†	7.125%		2/1/2026	2,183	2,187,093
Callon Petroleum Co.	6.25%		4/15/2023	2,500	2,337,500
Canadian Natural Resources Ltd. (Canada)(d)	7.20%		1/15/2032	6,558	8,879,759
Centennial Resource Production LLC†	6.875%		4/1/2027	5,000	4,509,375
Cimarex Energy Co.	4.375%		3/15/2029	6,221	6,991,649
Continental Resources, Inc.	4.90%		6/1/2044	6,806	6,816,719
Continental Resources, Inc.	5.00%		9/15/2022	3,708	3,711,708
Diamondback Energy, Inc.	2.875%		12/1/2024	5,260	5,574,421
Diamondback Energy, Inc.	4.75%		5/31/2025	3,289	3,709,428
Diamondback Energy, Inc.	5.375%		5/31/2025	10,400	10,758,315
Endeavor Energy Resources LP/EER Finance, Inc.†	5.75%		1/30/2028	2,812	2,976,502
Eni SpA (Italy)†(d)	5.70%		10/1/2040	11,398	14,058,322
EQT Corp.	5.00%		1/15/2029	2,882	3,162,995
Helmerich & Payne, Inc.	4.65%		3/15/2025	18,511	20,587,008
Hess Corp.	5.60%		2/15/2041	4,353	5,230,622
Hess Corp.	5.80%		4/1/2047	7,346	9,194,645
Hilcorp Energy I LP/Hilcorp Finance Co.†	6.25%		11/1/2028	8,899	9,305,017
Laredo Petroleum, Inc.	10.125%		1/15/2028	4,750	4,550,500
Matador Resources Co.	5.875%		9/15/2026	6,000	5,857,500
MEG Energy Corp. (Canada)†(d)	6.50%		1/15/2025	4,000	4,130,000
MEG Energy Corp. (Canada)†(d)	7.125%		2/1/2027	1,943	2,043,210
Occidental Petroleum Corp.	1.644% (3 Mo. LIBOR + 1.45%	)#	8/15/2022	188	183,836
Occidental Petroleum Corp.	3.50%		8/15/2029	67	64,154
Occidental Petroleum Corp.	6.625%		9/1/2030	4,933	5,618,687
OGX Austria GmbH (Brazil)†(d)(f)	8.50%		6/1/2018	1,800	36
Patterson-UTI Energy, Inc.	3.95%		2/1/2028	11,622	11,048,924
PDC Energy, Inc.	5.75%		5/15/2026	3,000	3,079,050
Seven Generations Energy Ltd. (Canada)†(d)	6.875%		6/30/2023	988	1,003,951
SM Energy Co.	6.125%		11/15/2022	1,000	989,375
SM Energy Co.	6.625%		1/15/2027	2,426	2,292,570
SM Energy Co.	6.75%		9/15/2026	2,324	2,207,509
Suncor Energy Ventures Corp. (Canada)†(d)	4.50%		4/1/2022	8,775	9,147,798
Suncor Energy, Inc. (Canada)(d)	7.875%		6/15/2026	8,027	10,219,021

152	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

INCOME FUND February 28, 2021

Investments	Interest Rate		Maturity Date		Principal Amount (000)	Fair Value
Oil (continued)
Viper Energy Partners LP†	5.375%		11/1/2027		$5,445	$5,741,072
WPX Energy, Inc.	4.50%		1/15/2030		8,020	8,535,686
Total						214,190,972

Oil: Crude Producers 3.06%
Buckeye Partners LP	6.375% (3 Mo. LIBOR + 4.02%	)#	1/22/2078		6,000	4,885,770
Cheniere Corpus Christi Holdings LLC	3.70%		11/15/2029		2,500	2,709,529
Cheniere Corpus Christi Holdings LLC	5.125%		6/30/2027		7,707	9,006,409
Enbridge Energy Partners LP	7.50%		4/15/2038		6,422	9,054,854
Enbridge, Inc. (Canada)(d)	6.00% (3 Mo. LIBOR + 3.89%)#		1/15/2077		4,462	4,712,063
Energy Transfer Operating LP	5.875%		1/15/2024		2,975	3,342,589
Energy Transfer Operating LP	9.00%		11/1/2024		2,110	2,597,656
MPLX LP	1.33% (3 Mo. LIBOR + 1.10%	)#	9/9/2022		8,000	8,005,551
MPLX LP	6.875% (3 Mo. LIBOR + 4.65%	)#	–	(e)	3,600	3,604,500
NGPL PipeCo LLC†	4.875%		8/15/2027		11,617	13,243,012
Sabal Trail Transmission LLC†	4.246%		5/1/2028		5,382	6,107,870
Sabine Pass Liquefaction LLC	5.875%		6/30/2026		11,128	13,279,226
Williams Cos., Inc. (The)	8.75%		3/15/2032		7,000	10,512,102
Total						91,061,131

Oil: Integrated Domestic 0.56%
Halliburton Co.	7.45%		9/15/2039		4,379	6,244,175
National Oilwell Varco, Inc.	3.60%		12/1/2029		5,632	5,891,766
NOV, Inc.	3.95%		12/1/2042		4,494	4,396,077
Total						16,532,018

Paper & Forest Products 0.27%
Suzano Austria GmbH (Brazil)(d)	3.75%		1/15/2031		7,531	7,963,656

Real Estate Investment Trusts 3.60%
American Campus Communities Operating
Partnership LP	3.875%		1/30/2031		6,475	7,192,997
American Homes 4 Rent LP	4.25%		2/15/2028		5,564	6,255,590
American Homes 4 Rent LP	4.90%		2/15/2029		3,352	3,925,420
Brixmor Operating Partnership LP	3.85%		2/1/2025		5,662	6,164,963
Country Garden Holdings Co. Ltd. (China)(d)	4.75%		1/17/2023		875	897,750
Country Garden Holdings Co. Ltd. (China)(d)	4.75%		9/28/2023		3,325	3,411,328

See Notes to Schedule of Investments.	153

Schedule of Investments (unaudited)(continued)

INCOME FUND February 28, 2021

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Real Estate Investment Trusts (continued)
CyrusOne LP/CyrusOne Finance Corp.	2.15%	11/1/2030	$5,000	$4,728,500
EPR Properties	4.95%	4/15/2028	7,732	7,970,274
Equinix, Inc.	5.375%	5/15/2027	15,609	16,870,033
GLP Capital LP/GLP Financing II, Inc.	4.00%	1/15/2031	2,941	3,136,474
Goodman US Finance Three LLC†	3.70%	3/15/2028	7,250	7,870,892
HAT Holdings I LLC/HAT Holdings II LLC†	3.75%	9/15/2030	5,372	5,351,855
Hunt Cos., Inc.†	6.25%	2/15/2026	2,647	2,720,865
Kaisa Group Holdings Ltd. (China)(d)	9.375%	6/30/2024	5,000	4,787,539
Kennedy-Wilson, Inc.	4.75%	3/1/2029	2,044	2,110,430
Kennedy-Wilson, Inc.	5.00%	3/1/2031	2,044	2,112,985
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer†	5.875%	10/1/2028	2,780	2,933,734
Physicians Realty LP	3.95%	1/15/2028	1,054	1,148,224
SL Green Realty Corp.	4.50%	12/1/2022	1,590	1,674,205
VEREIT Operating Partnership LP	4.875%	6/1/2026	7,888	9,166,820
Weyerhaeuser Co.	8.50%	1/15/2025	5,223	6,646,558
Total				107,077,436

Retail 0.81%
Carvana Co.†	5.625%	10/1/2025	1,592	1,661,650
Carvana Co.†	5.875%	10/1/2028	1,613	1,699,699
Group 1 Automotive, Inc.†	4.00%	8/15/2028	2,748	2,778,915
Ken Garff Automotive LLC†	4.875%	9/15/2028	1,715	1,761,091
L Brands, Inc.	6.875%	11/1/2035	2,545	3,091,360
Nordstrom, Inc.	4.375%	4/1/2030	2,935	2,872,097
PetSmart, Inc.†	7.125%	3/15/2023	1,067	1,070,254
Rite Aid Corp.†	8.00%	11/15/2026	2,770	2,920,619
Specialty Building Products Holdings LLC/SBP Finance Corp.†	6.375%	9/30/2026	3,515	3,651,206
Yum! Brands, Inc.	6.875%	11/15/2037	1,949	2,444,621
Total				23,951,512

Steel 0.27%
Steel Dynamics, Inc.	5.00%	12/15/2026	4,985	5,263,385
U.S. Steel Corp.	6.875%	3/1/2029	2,950	2,896,531
Total				8,159,916

154	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

INCOME FUND February 28, 2021

Investments	Interest Rate		Maturity Date		Principal Amount (000)		Fair Value
Technology 1.34%
E*TRADE Financial Corp.	3.80%		8/24/2027			$1,448	$1,641,360
E*TRADE Financial Corp.	4.50%		6/20/2028			2,713	3,166,484
Expedia Group, Inc.†(a)	2.95%		3/15/2031			7,969	7,896,096
Meituan (China)†(d)	3.05%		10/28/2030			3,230	3,253,902
Netflix, Inc.†	3.625%		6/15/2025			1,104	1,177,830
Netflix, Inc.(c)	3.625%		5/15/2027		EUR	5,900	8,155,302
Prosus NV (Netherlands)†(d)	3.68%		1/21/2030			$11,000	11,697,154
Uber Technologies, Inc.†	6.25%		1/15/2028			2,715	2,905,729
Total							39,893,857

Telecommunications 3.34%
AT&T, Inc.(c)	2.875% (5 Yr EUR CMT + 3.14%	)#	–	(e)	EUR	20,500	24,487,637
AT&T, Inc.†	3.50%		9/15/2053			$15,698	14,427,100
AT&T, Inc.	3.65%		6/1/2051			8,985	8,724,061
AT&T, Inc.	4.30%		2/15/2030			26,988	30,973,617
Frontier Communications Corp.†	5.875%		10/15/2027			2,250	2,411,719
Orange SA (France)(d)	9.00%		3/1/2031			8,929	14,191,018
Switch Ltd.†	3.75%		9/15/2028			2,247	2,293,344
Zayo Group Holdings, Inc.†	6.125%		3/1/2028			1,592	1,644,249
Total							99,152,745

Transportation: Miscellaneous 0.63%
Burlington Northern Santa Fe LLC	5.75%		5/1/2040			4,739	6,660,465
Canadian Pacific Railway Co. (Canada)(d)	9.45%		8/1/2021			500	519,285
CSX Transportation, Inc.	7.875%		5/15/2043			511	853,724
Huntington Ingalls Industries, Inc.	3.844%		5/1/2025			9,750	10,756,045
Total							18,789,519
Total Corporate Bonds (cost $1,996,765,847)							2,113,538,623

FLOATING RATE LOANS(i) 3.19%

Aerospace/Defense 0.10%
Boeing Company The Term Loan	1.467% (3 Mo. LIBOR + 1.25%	)	2/7/2022			2,893	2,894,032

Automotive 0.06%
Ford Motor Company Unsecured Term Loan	1.87% (1 Mo. LIBOR + 1.75%	)	12/31/2022			1,915	1,867,043

See Notes to Schedule of Investments.	155

Schedule of Investments (unaudited)(continued)

INCOME FUND February 28, 2021

Investments	Interest Rate		Maturity Date	Principal Amount (000)		Fair Value
Beverages 0.04%
Keurig Dr Pepper, Inc. Term Loan	1.138% (1 Mo. LIBOR + 0.95%	)	2/8/2023	$1,203		$1,200,520

Business Services 0.24%
Nutrition & Biosciences, Inc. 5 Year Delayed Draw Term Loan	2.313% (3 Mo. LIBOR + 2.13%	)	1/17/2025	6,973		6,968,556

Computer Software 0.06%
EagleView Technology Corporation 2018 Add On Term Loan B	3.69% (3 Mo. LIBOR + 3.50%	)	8/14/2025	1,738		1,721,275
Veritas Bermuda Ltd. USD Repriced
Term Loan B	–	(j)	1/27/2023	–	(h)	1
Total						1,721,276

Entertainment 0.07%
Scientific Games International, Inc. 2018 Term Loan B5	2.865% (1 Mo. LIBOR + 2.75%	)	8/14/2024	2,176		2,144,790

Environmental Services 0.03%
Stericycle, Inc. 2017 Term Loan	1.738% - 1.86% (1 Mo. LIBOR + 1.625% (1 Mo. LIBOR + 1.75%	) )	11/17/2022	871		862,456	(k)

Healthcare 0.04%
MPH Acquisition Holdings LLC 2016 Term Loan B	3.75% (3 Mo. LIBOR + 2.75%	)	6/7/2023	1,076		1,076,435

Leisure 0.13%
Hayward Industries, Inc. 1st Lien Term Loan	3.615% (1 Mo. LIBOR + 3.50%	)	8/5/2024	3,944		3,951,749

Lodging 0.31%
Resorts World Las Vegas LLC Term Loan A	1.62% (1 Mo. LIBOR + 1.50%	)	4/16/2024	3,000		2,910,000	(k)
Wyndham Hotels & Resorts, Inc. Term Loan B	1.865% (1 Mo. LIBOR + 1.75%	)	5/30/2025	6,385		6,365,175
Total						9,275,175

156	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

INCOME FUND February 28, 2021

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Machinery: Industrial/Specialty 0.00%
NN, Inc. 2016 Term Loan B	6.50% (1 Mo. LIBOR + 5.75%	)	10/19/2022	$91	$91,140

Media 0.19%
Banijay Entertainment S.A.S USD Term Loan (France)(d)	3.874% (1 Wk. LIBOR + 3.75%	)	3/1/2025	5,786	5,780,987

Metal Fabricating 0.02%
Alloy Finco Limited 2020 USD Term Loan B2 (Jersey)(d)	8.50% (1 Mo. LIBOR + 6.50%	)	3/6/2024	622	604,726
Alloy Finco Limited USD Term Loan PIK 13.50% (Jersey)(d)	0.50%		3/6/2025	31	18,007
Total					622,733

Miscellaneous 0.00%
UTEX Industries, Inc. 2020 First Out Exit Term Loan A	8.50% (1 Mo. LIBOR + 7.00%	)	11/1/2024	62	62,376
UTEX Industries, Inc. 2020 Second Out Term Loan	11.00% (1 Mo. LIBOR + 9.50%	)	12/3/2025	39	35,844
Total					98,220

Real Estate Investment Trusts 0.22%
Invitation Homes Operating Partnership LP 2020 Term Loan A	1.674% (1 Mo. LIBOR + 1.55%	)	1/31/2025	6,658	6,583,473

Retail 0.91%
AI Aqua Merger Sub, Inc. 2017 1st Lien Term Loan B	4.25% (1 Mo. LIBOR + 3.25%	)	12/13/2023	4,942	4,952,451
Murphy USA, Inc. Term Loan B	2.25% (1 Mo. LIBOR + 1.75%	)	1/31/2028	21,937	22,060,498	(k)
Total					27,012,949

Technology 0.21%
Comcast Hulu Holdings, LLC Term Loan A	0.99% (1 Mo. LIBOR + 0.875%	)	3/15/2024	6,331	6,298,903	(k)

See Notes to Schedule of Investments.	157

Schedule of Investments (unaudited)(continued)

INCOME FUND February 28, 2021

Investments	Interest Rate		Maturity Date	Principal Amount (000)		Fair Value
Telecommunications 0.26%
LogMeIn, Inc. Term Loan B	4.874% (1 Mo. LIBOR + 4.75%	)	8/31/2027	$7,636		$7,645,280

Transportation: Miscellaneous 0.30%
XPO Logistics, Inc. 2018 Term Loan B	–	(j)	2/24/2025	8,865		8,877,943
Total Floating Rate Loans (cost $94,660,124)						94,973,660

FOREIGN GOVERNMENT OBLIGATION 0.13%

Sri Lanka
Republic of Sri Lanka†(d) (cost $4,277,332)	5.875%		7/25/2022	5,840		3,766,742

GOVERNMENT SPONSORED ENTERPRISES COLLATERALIZED MORTGAGE OBLIGATIONS 0.01%
Federal Home Loan Mortgage Corp. 1066 S IO(l)	1195.607%		4/15/2021	–	(h)	–	(h)
Federal Home Loan Mortgage Corp. 1137 M IO(l)	1185.497%		9/15/2021	–	(h)	6
Federal Home Loan Mortgage Corp. 1180 G IO(l)	1008.40%		11/15/2021	–	(h)	15
Federal Home Loan Mortgage Corp. 1200 IB IO(l)	1007.00%		2/15/2022	–	(h)	4
Federal Home Loan Mortgage Corp. 1241 X IO(l)	982.654%		4/15/2022	–	(h)	5
Federal Home Loan Mortgage Corp. 1363 B PO	Zero Coupon		8/15/2022	4		4,188
Federal Home Loan Mortgage Corp. 1372 C PO	Zero Coupon		9/15/2022	–	(h)	207
Federal Home Loan Mortgage Corp. 141 A PO	Zero Coupon		7/1/2022	–	(h)	3
Federal National Mortgage Assoc. 133 1 PO	Zero Coupon		4/25/2022	–	(h)	22
Federal National Mortgage Assoc. 1991-158 E IO(l)	1008.00%	#(m)	12/25/2021	–	(h)	3
Federal National Mortgage Assoc. 94 2 IO(l)	9.50%		8/25/2021	–	(h)	–	(h)
Government National Mortgage Assoc. 2013-48 IO(l)	0.577%	#(m)	7/16/2054	10,779		259,709
Total Government Sponsored Enterprises Collateralized Mortgage Obligations (cost $460,073)						264,162

MUNICIPAL BONDS 1.00%

Miscellaneous
Illinois	5.52%		4/1/2038	660		729,307
Metropolitan Transportation Authority	6.668%		11/15/2039	6,470		8,978,484
New Jersey Transportation Trust Fund Authority	4.081%		6/15/2039	725		780,397
New Jersey Transportation Trust Fund Authority	4.131%		6/15/2042	2,665		2,899,707
North Texas Tollway Auth	8.41%		2/1/2030	1,950		2,560,155
Oregon State University (BAM)	3.424%		3/1/2060	4,950		5,110,429
State of Illinois	4.95%		6/1/2023	918		953,847
State of Illinois	5.10%		6/1/2033	6,855		7,663,204
Total Municipal Bonds (cost $28,759,429)						29,675,530

158	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

INCOME FUND February 28, 2021

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES 2.95%
Angel Oak Mortgage Trust 2020-1 A1†	2.466%	#(m)	12/25/2059	$1,125	$1,140,535
BBCMS Mortgage Trust 2019-BWAY C†	1.722% (1 Mo. LIBOR + 1.61%	)#	11/15/2034	3,950	3,891,223
Benchmark Mortgage Trust 2020-B22 E†	2.00%		1/15/2054	5,750	4,601,491
BFLD 2019-DPLO E†	2.352% (1 Mo. LIBOR + 2.24%	)#	10/15/2034	5,000	4,963,457
BX Commercial Mortgage Trust 2019-XL D†	1.562% (1 Mo. LIBOR + 1.45%	)#	10/15/2036	6,674	6,690,982
BX Commercial Mortgage Trust 2019-XL E†	1.912% (1 Mo. LIBOR + 1.80%	)#	10/15/2036	5,648	5,664,342
BX Commercial Mortgage Trust 2019-XL F†	2.112% (1 Mo. LIBOR + 2.00%	)#	10/15/2036	6,280	6,298,211
Commercial Mortgage Pass-Through Certificates 2015-PC1 C	4.32%	#(m)	7/10/2050	1,776	1,752,731
Credit Suisse Mortgage Capital Certificates 2020-AFC1 A1†	2.24%	#(m)	2/25/2050	2,629	2,685,363
Deephaven Residential Mortgage Trust 2020-1 A1†	2.339%	#(m)	1/25/2060	1,612	1,634,393
GCAT Trust 2020-NQM1 A1†	2.247%		1/25/2060	1,223	1,251,764
Great Wolf Trust 2019-WOLF A†	1.146% (1 Mo. LIBOR + 1.03%	)#	12/15/2036	8,100	8,111,784
Great Wolf Trust 2019-WOLF E†	2.844% (1 Mo. LIBOR + 2.73%	)#	12/15/2036	1,902	1,851,938
GS Mortgage Securities Trust 2013-G1 A2 IO(l)	0.181%	#(m)	11/10/2048	30,000	302,400
GS Mortgage Securities Trust 2013-GC12 XA IO(l)	1.405%	#(m)	6/10/2046	20,908	514,808
GS Mortgage Securities Trust 2013-GC12 XB IO(l)	0.518%	#(m)	6/10/2046	47,400	509,161
GS Mortgage Securities Trust 2015-GC32 C	4.422%	#(m)	7/10/2048	1,022	1,102,056
HPLY Trust 2019-HIT A†	1.112% (1 Mo. LIBOR + 1.00%	)#	11/15/2036	3,051	3,055,772
Hudsons Bay Simon JV Trust 2015-HB10 XB10 IO†(l)	0.541%	#(m)	8/5/2034	16,028	388,519
Hudsons Bay Simon JV Trust 2015-HB7 XB7 IO†(l)	0.493%	#(m)	8/5/2034	18,308	129,437
JPMorgan Chase Commercial Mortgage Securities Trust 2015-C30 C	4.267%	#(m)	7/15/2048	1,674	1,798,611
JPMorgan Chase Commercial Mortgage Securities Trust 2017-MARK A†	3.392%		6/5/2032	2,700	2,702,534

See Notes to Schedule of Investments.	159

Schedule of Investments (unaudited)(continued)

INCOME FUND February 28, 2021

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Merrill Lynch Mortgage Investors Trust 2006-AF2 AF1	6.25%		10/25/2036	$542	$362,055
New Residential Mortgage Loan Trust 2020-NQM1 A1†	2.464%	#(m)	1/26/2060	1,028	1,050,677
One New York Plaza Trust 2020-1NYP B†	1.612% (1 Mo. LIBOR + 1.50%	)#	1/15/2026	7,330	7,429,902
PFP Ltd. 2019-6 C†	2.206% (1 Mo. LIBOR + 2.10%	)#	4/14/2037	4,576	4,575,540
Residential Mortgage Loan Trust 2020-1 A1†	2.376%	#(m)	2/25/2024	768	781,154
Sequoia Mortgage Trust 2012-4 A3	2.069%	#(m)	9/25/2042	145	146,230
Starwood Mortgage Residential Trust 2020-1 A1†	2.275%	#(m)	2/25/2050	1,580	1,614,603
Verus Securitization Trust 2020-1 A1†	2.417%		1/25/2060	1,757	1,791,611
VMC Finance LLC 2019-FL3 A†	1.208% (1 Mo. LIBOR + 1.10%	)#	9/15/2036	2,581	2,584,614
Wells Fargo Commercial Mortgage Trust 2013-LC12 D†	4.274%	#(m)	7/15/2046	2,256	1,143,253
Wells Fargo Commercial Mortgage Trust 2015-SG1 B	4.462%	#(m)	9/15/2048	2,841	2,870,763
Wells Fargo Commercial Mortgage Trust 2017-C41 AS	3.785%	#(m)	11/15/2050	2,089	2,305,673
Total Non-Agency Commercial Mortgage-Backed Securities (cost $87,186,166)					87,697,587

U.S. TREASURY OBLIGATIONS 13.35%
U.S. Treasury Bill	Zero Coupon		7/29/2021	29,920	29,915,013
U.S. Treasury Bond	1.125%		5/15/2040	20,749	17,850,219
U.S. Treasury Bond	1.375%		8/15/2050	15,553	12,989,185
U.S. Treasury Bond	1.625%		11/15/2050	37,068	32,973,144
U.S. Treasury Note	0.125%		10/31/2022	15,229	15,230,190
U.S. Treasury Note	0.125%		1/31/2023	9,434	9,433,632
U.S. Treasury Note	0.375%		11/30/2025	190,440	187,784,255
U.S. Treasury Note	0.625%		8/15/2030	96,941	90,533,806
Total U.S. Treasury Obligations (cost $407,759,918)					396,709,444

160	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

INCOME FUND February 28, 2021

Investments	Exercise Price	Expiration Date	Shares (000)	Fair Value
WARRANT 0.00%

Miscellaneous
UTEX Industries, Inc.* (cost $4,780)	$114.76	12/3/2025	3	$4,780	(g)
Total Long-Term Investments (cost $2,845,695,034)				2,952,415,147

	Interest Rate	Maturity Date	Principal Amount (000)

SHORT-TERM INVESTMENTS 2.62%

COMMERCIAL PAPER 0.49%

Automotive 0.03%
General Motors Financial Co., Inc.	0.385%	3/8/2021	$851	850,937

Computer Software 0.05%
Fidelity National Information Services, Inc.	0.233%	3/22/2021	1,679	1,678,775

Electric: Power 0.07%
Exelon Generation Co. LLC	0.355%	3/4/2021	2,046	2,045,941

Health Care Services 0.01%
Humana, Inc.	0.203%	3/8/2021	250	249,990

Oil: Crude Producers 0.29%
Energy Transfer Partners LP	0.507%	3/1/2021	8,525	8,525,000

Retail 0.04%
Dollarama, Inc.	0.213%	3/5/2021	391	390,991
Dollarama, Inc.	0.213%	3/5/2021	342	341,992
Dollarama, Inc.	0.233%	4/6/2021	407	406,906
Total				1,139,889
Total Commercial Paper (cost $14,490,532)				14,490,532

See Notes to Schedule of Investments.	161

Schedule of Investments (unaudited)(continued)

INCOME FUND February 28, 2021

Investments	Principal Amount (000)	Fair Value
REPURCHASE AGREEMENT 2.13%
Repurchase Agreement dated 2/26/2021, 0.00% due 3/1/2021 with Fixed Income Clearing Corp. collateralized by $64,646,300 of U.S. Treasury Note at 0.125% due 12/31/2022 value: $64,595,864; proceeds: $63,329,272 (cost $63,329,272)	$63,329	$63,329,272
Total Short-Term Investments (cost $77,819,804)		77,819,804
Total Investments in Securities 101.98% (cost $2,923,514,838)		3,030,234,951
Liabilities in Excess of Cash, Foreign Cash and Other Assets(n) (1.98%)		(58,708,958)
Net Assets 100.00%		$2,971,525,993

CAD	Canadian dollar.
EUR	Euro.
BAM	Insured by - Build America Mutual.
CMT	Constant Maturity Rate.
IO	Interest Only.
LIBOR	London Interbank Offered Rate.
PIK	Payment-in-kind.
PO	Principal Only.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers. At February 28, 2021, the total value of Rule 144A securities was $965,273,312, which represents 32.48% of net assets.
#	Variable rate security. The interest rate represents the rate in effect at February 28, 2021.
*	Non-income producing security.
(a)	Securities purchased on a when-issued basis.
(b)	Variable Rate is Fixed to Float: Rate remains fixed or at Zero Coupon until designated future date.
(c)	Investment in non-U.S. dollar denominated securities.
(d)	Foreign security traded in U.S. dollars.
(e)	Security is perpetual in nature and has no stated maturity.
(f)	Defaulted (non-income producing security).
(g)	Level 3 Investment as described in Note 2(b) in the Notes to Financials. Security fair valued by the Pricing Committee.
(h)	Amount is less than $1,000.
(i)	Floating Rate Loans in which the Fund invests generally pay interest at rates which are periodically re-determined at a margin above the London Interbank Offered Rate (“LIBOR”) or the prime rate offered by major U.S. banks. The rate(s) shown is the rate(s) in effect at February 28, 2021.
(j)	Interest rate to be determined.
(k)	Level 3 Investment as described in Note 2(b) in the Notes to Financials. Floating Rate Loans categorized as Level 3 are valued based on a single quotation obtained from a dealer. Accounting principles generally accepted in the United States of America do not require the Fund to create quantitative unobservable inputs that were not developed by the Fund. Therefore, the Fund does not have access to unobservable inputs and cannot disclose such inputs in the valuation.
(l)	IOettes. These securities represent the right to receive interest payments on an underlying pool of mortgages with similar features as those associated with IO securities. Unlike IO’s, however, a nominal amount of principal is assigned to an IOette. This amount is very small in relation to the interest flow that constitutes almost all of the IOette cash flow. The stated price and coupon are linked to that small principal amount and therefore appear unusually large.
(m)	Interest rate is based on the weighted average interest rates of the underlying mortgages within the mortgage pool. (n) Liabilities in Excess of Cash, Foreign Cash and Other Assets include net unrealized appreciation/depreciation on forward foreign currency exchange contracts, futures contracts and swaps as follows:

162	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

INCOME FUND February 28, 2021

Centrally Cleared Credit Default Swaps on Indexes - Sell Protection at February 28, 2021(1):

Referenced Index	Central Clearing party	Fund Receives (Quarterly)	Termination Date	Notional Amount	Notional Value	Payments Upfront(2)	Unrealized Depreciation(3)
Markit.CDX. NA.HY.35(4)(5)	Credit Suisse	5.00%	6/20/2025	$32,575,000	$35,279,647	$2,916,772	$(212,125)
(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities.
(2)	Upfront payments received by Central Clearing Party are presented net of amortization.
(3)	Total unrealized appreciation on Credit Default Swaps on Indexes amounted to $0. Total unrealized depreciation on Credit Default Swaps on Indexes amounted to $212,125.
(4)	Central Clearinghouse: Intercontinental Exchange (ICE).
(5)	The Referenced Index is for the Centrally Cleared Credit Default Swaps on Indexes, which is comprised of a basket of high yield securities.

Credit Default Swaps on Indexes - Sell Protection at February 28, 2021(1):

Referenced Index*	Swap Counterparty	Fund Receives (Quarterly)	Term- ination Date	Notional Amount	Notional Value	Payments Upfront(2)	Unrealized Appreciation(3)	Credit Default Swap Agreements Payable at Fair Value(4)
Markit CMBX. NA.BBB.9	Citibank	3.00%	8/17/2061	$2,950,000	$2,742,125	$(246,286)	$38,411	$(207,875)
Markit CMBX. NA.BBB.9	Goldman	3.00%	8/17/2061	2,950,000	2,742,125	(264,271)	56,396	(207,875)
Markit CMBX. NA.BBB.9	Goldman	3.00%	8/17/2061	2,950,000	2,742,125	(246,286)	38,411	(207,875)
Markit CMBX. NA.BBB.9	Morgan Stanley	3.00%	8/17/2061	3,000,000	2,788,602	(244,634)	33,236	(211,398)
Markit CMBX. NA.BBB.9	Morgan Stanley	3.00%	8/17/2061	5,900,000	5,484,250	(492,276)	76,526	(415,750)
Markit CMBX. NA.BBB.10	Morgan Stanley	3.00%	8/17/2061	14,750,000	13,710,625	(1,213,367)	173,992	(1,039,375)
						$(2,707,120)	$416,972	$(2,290,148)
*	The Referenced Index is for the Credit Default Swaps on Indexes, which is comprised of a basket of commercial mortgage-backed securities.
(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities.
(2)	Upfront payments received are presented net of amortization.
(3)	Total unrealized appreciation on Credit Default Swaps on Indexes amounted to $416,972. Total unrealized depreciation on Credit Default Swaps on Indexes amounted to $0.
(4)	Includes upfront payments received.

See Notes to Schedule of Investments.	163

Schedule of Investments (unaudited)(continued)

INCOME FUND February 28, 2021

Open Forward Foreign Currency Exchange Contracts at February 28, 2021:

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation
Euro	Sell	JP Morgan	3/4/2021	12,741,000	$15,445,341	$15,373,316	$72,025
Euro	Sell	State Street Bank and Trust	3/4/2021	15,250,000	18,536,814	18,400,681	136,133
Unrealized Appreciation on Forward Foreign Currency Exchange Contracts							$208,158

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Depreciation
Canadian dollar	Sell	Morgan Stanley	4/20/2021	7,782,000	$6,113,935	$6,115,540	$(1,605)

Open Futures Contracts at February 28, 2021:

Type	Expiration	Contracts	Position		Notional Amount		Notional Value	Unrealized Appreciation
U.S. 10-Year Ultra Treasury Note	June 2021	444	Short		$(65,998,060)		$(65,420,625)	$577,435
U.S. Ultra Treasury Bond	June 2021	254	Long		48,014,463		48,021,875	7,412
Total Unrealized Appreciation on Open Futures Contracts								$584,847

Type	Expiration	Contracts	Position		Notional Amount		Notional Value	Unrealized Depreciation
Euro-Bobl	June 2021	89	Short	EUR	(11,974,797)	EUR	(11,978,510)	$(4,480)
U.S. 2-Year Treasury Note	June 2021	1,180	Long		$260,717,602		$260,503,439	(214,163)
U.S. 5-Year Treasury Note	June 2021	2,008	Long		250,956,467		248,929,250	(2,027,217)
U.S. Long Bond	June 2021	104	Long		16,652,118		16,558,750	(93,368)
Total Unrealized Depreciation on Open Futures Contracts								$(2,339,228)

164	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

INCOME FUND February 28, 2021

The following is a summary of the inputs used as of February 28, 2021 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Asset-Backed Securities	$–	$222,184,679	$–	$222,184,679
Common Stocks
Miscellaneous	–	282,898	–	282,898
Remaining Industries	3,317,042	–	–	3,317,042
Corporate Bonds	–	2,113,538,623	–	2,113,538,623
Floating Rate Loans
Environmental Services	–	–	862,456	862,456
Lodging	–	6,365,175	2,910,000	9,275,175
Retail	–	4,952,451	22,060,498	27,012,949
Technology	–	–	6,298,903	6,298,903
Remaining Industries	–	51,524,177	–	51,524,177
Foreign Government Obligation	–	3,766,742	–	3,766,742
Government Sponsored Enterprises Collateralized Mortgage Obligations	–	264,162	–	264,162
Municipal Bonds	–	29,675,530	–	29,675,530
Non-Agency Commercial Mortgage-Backed Securities	–	87,697,587	–	87,697,587
U.S. Treasury Obligations	–	396,709,444	–	396,709,444
Warrant	–	–	4,780	4,780
Short-Term Investments
Commercial Paper	–	14,490,532	–	14,490,532
Repurchase Agreement	–	63,329,272	–	63,329,272
Total	$3,317,042	$2,994,781,272	$32,136,637	$3,030,234,951
Other Financial Instruments
Centrally Cleared Credit Default Swap Contracts
Assets	$–	$–	$–	$–
Liabilities	–	(212,125)	–	(212,125)
Credit Default Swap Contracts
Assets	–	–	–	–
Liabilities	–	(2,290,148)	–	(2,290,148)
Forward Foreign Currency Exchange Contracts
Assets	–	208,158	–	208,158
Liabilities	–	(1,605)	–	(1,605)
Futures Contracts
Assets	584,847	–	–	584,847
Liabilities	(2,339,228)	–	–	(2,339,228)
Total	$(1,754,381)	$(2,295,720)	$–	$(4,050,101)

See Notes to Schedule of Investments.	165

Schedule of Investments (unaudited)(concluded)

INCOME FUND February 28, 2021

(1)	Refer to Note 2(b) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy. Each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets.

The following is a reconciliation of investments with unobservable inputs (Level 3) that were used in determining fair value:

Investment Type	Asset- Backed Securities	Common Stocks	Floating Rate Loans	Warrant
Balance as of December 1, 2020	$6,014,990	$7,764	$10,782,574	$–
Accrued Discounts (Premiums) –	–	–	6,496
Realized Gain (Loss)	–	(970,483)	7,097	–
Change in Unrealized Appreciation (Depreciation)	–	962,719	9,815	–
Purchases	–	–	23,377,355	4,780
Sales	–	–	(222,735)	–
Transfers into Level 3	–	–	–	–
Transfers out of Level 3	(6,014,990)	–	(1,828,745)	–
Balance as of February 28, 2021	$–	$–	$32,131,857	$4,780
Change in unrealized appreciation/depreciation for the period ended February 28, 2021, related to Level 3 investments held at February 28, 2021	$–	$–	$10,855	$–

166	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

INFLATION FOCUSED FUND February 28, 2021

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
LONG-TERM INVESTMENTS 94.82%

ASSET-BACKED SECURITIES 16.63%

Automobiles 6.10%
ACC Trust 2019-1 A†	3.75%	5/20/2022	$85	$85,738
AmeriCredit Automobile Receivables Trust 2017-3 B	2.24%	6/19/2023	37	36,606
AmeriCredit Automobile Receivables Trust 2020-1 B	1.48%	1/21/2025	583	593,443
ARI Fleet Lease Trust 2020-A A2†	1.77%	8/15/2028	456	460,116
Arivo Acceptance Auto Loan Receivables Trust 2019-1 A†	2.99%	7/15/2024	375	380,445
Bank of The West Auto Trust 2017-1 A4†	2.33%	9/15/2023	506	512,849
CarMax Auto Owner Trust 2017-3 B	2.44%	2/15/2023	373	377,105
CarMax Auto Owner Trust 2020-2 A3	1.70%	11/15/2024	200	203,587
Carvana Auto Receivables Trust 2019-2A C†	3.00%	6/17/2024	591	608,384
CPS Auto Receivables Trust 2017-D†	3.73%	9/15/2023	229	232,536
CPS Auto Receivables Trust 2018-B C†	3.58%	3/15/2023	203	204,507
CPS Auto Receivables Trust 2019-C†	2.84%	6/16/2025	181	184,653
CPS Auto Receivables Trust 2019-C D†	3.17%	6/16/2025	281	291,137
CPS Auto Receivables Trust 2019-D B†	2.35%	11/15/2023	551	555,894
CPS Auto Receivables Trust 2019-D C†	2.54%	8/15/2024	667	681,215
CPS Auto Receivables Trust 2020-B E†	5.75%	12/15/2023	500	513,413
Drive Auto Receivables Trust 2016-CA D†	4.18%	3/15/2024	116	117,168
Drive Auto Receivables Trust 2017-2 D	3.49%	9/15/2023	1,344	1,358,620
Drive Auto Receivables Trust 2018-4 D	4.09%	1/15/2026	701	726,055
Drive Auto Receivables Trust 2019-2 B	3.17%	11/15/2023	490	492,778
Drive Auto Receivables Trust 2019-2 C	3.42%	6/16/2025	1,238	1,268,803
Drive Auto Receivables Trust 2019-2 D	3.69%	8/17/2026	717	753,092
Drive Auto Receivables Trust 2019-4 C	2.51%	11/17/2025	1,289	1,317,684
Drive Auto Receivables Trust 2019-4 D	2.70%	2/16/2027	1,030	1,066,994
Exeter Automobile Receivables Trust 2019-4A B†	2.30%	12/15/2023	885	890,705
First Investors Auto Owner Trust 2018-1A B†	3.51%	5/15/2023	15	14,889
Ford Credit Auto Lease Trust 2021-A A2	0.19%	7/15/2023	1,856	1,855,813
Ford Credit Auto Lease Trust 2021-A A3	0.26%	2/15/2024	1,403	1,403,284
Ford Credit Auto Lease Trust 2021-A A4	0.30%	4/15/2024	2,369	2,368,880
Ford Credit Auto Owner Trust 2016-2 A†	2.03%	12/15/2027	1,082	1,088,347
Ford Credit Auto Owner Trust 2017-2 A†	2.36%	3/15/2029	1,417	1,460,302
Ford Credit Auto Owner Trust 2019-REV1 A†	3.52%	7/15/2030	1,143	1,239,526

See Notes to Schedule of Investments.	167

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND February 28, 2021

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Automobiles (continued)
Ford Credit Auto Owner Trust 2020-C A3	0.41%	7/15/2025	$921	$923,190
Ford Credit Auto Owner Trust 2021-A A2	0.17%	10/15/2023	2,600	2,601,187
Foursight Capital Automobile Receivables Trust 2020-1 A3†	2.05%	10/15/2024	193	196,033
GM Financial Automobile Leasing Trust 2020-2 A3	0.80%	7/20/2023	480	483,716
GM Financial Consumer Automobile Receivables Trust 2019-1 B	3.37%	8/16/2024	416	434,394
GM Financial Consumer Automobile Receivables Trust 2020-4 A3	0.38%	8/18/2025	1,187	1,187,857
GM Financial Consumer Automobile Receivables Trust 2021-1 A2	0.23%	11/16/2023	1,054	1,054,292
GM Financial Consumer Automobile Receivables Trust 2021-1 A3	0.35%	10/16/2025	823	823,984
GM Financial Leasing Trust 2021-1 A2	0.17%	4/20/2023	2,955	2,954,137
GM Financial Leasing Trust 2021-1 A3	0.26%	2/20/2024	2,017	2,016,428
Honda Auto Receivables Owner Trust 2020-2 A3	0.82%	7/15/2024	510	514,607
Honda Auto Receivables Owner Trust 2021-1 A2	0.16%	7/21/2023	1,895	1,894,470
Hyundai Auto Lease Securitization Trust 2021-A A2†	0.25%	4/17/2023	784	784,213
Mercedes-Benz Auto Lease Trust 2021-A A2	0.18%	3/15/2023	850	849,918
Mercedes-Benz Auto Lease Trust 2021-A A3	0.25%	1/16/2024	934	934,040
Santander Drive Auto Receivables Trust 2018-4 C	3.56%	7/15/2024	704	711,864
Santander Drive Auto Receivables Trust 2019-3 C	2.49%	10/15/2025	1,483	1,511,839
Santander Drive Auto Receivables Trust 2021-1 C	0.75%	2/17/2026	806	806,607
Santander Retail Auto Lease Trust 2019-B D†	3.31%	6/20/2024	989	1,026,006
TCF Auto Receivables Owner Trust 2016-1A C†	2.51%	9/15/2022	109	109,051
Toyota Auto Receivables Owner Trust 2020-D A2	0.23%	5/15/2023	1,097	1,097,102
Toyota Auto Receivables Owner Trust 2020-D A3	0.35%	1/15/2025	978	979,534
Volkswagen Auto Loan Enhanced Trust 2020-1 A3	0.98%	11/20/2024	988	998,481
Westlake Automobile Receivables Trust 2019-2A D†	3.20%	11/15/2024	1,216	1,262,315
Westlake Automobile Receivables Trust 2019-3A B†	2.41%	10/15/2024	1,145	1,160,583
Westlake Automobile Receivables Trust 2019-3A C†	2.49%	10/15/2024	1,114	1,138,549
World Omni Automobile Lease Securitization Trust 2020-B A3	0.45%	2/15/2024	554	554,948
World Omni Select Auto Trust 2018-1A B†	3.68%	7/15/2023	340	341,642
World Omni Select Auto Trust 2018-1A D†	4.13%	1/15/2025	1,190	1,228,626
World Omni Select Auto Trust 2019-A C	2.38%	12/15/2025	226	233,766
World Omni Select Auto Trust 2019-A D	2.59%	12/15/2025	572	588,817
Total				54,746,764

168	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND February 28, 2021

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Credit Cards 1.16%
Capital One Multi-Asset Execution Trust 2017-A6	2.29%		7/15/2025	$1,107	$1,142,783
Capital One Multi-Asset Execution Trust 2019-A2	1.72%		8/15/2024	289	295,355
Master Credit Card Trust II Series 2018-1A A†	0.601% (1 Mo. LIBOR + .49%	)#	7/21/2024	1,254	1,262,789
Perimeter Master Note Business Trust 2019-1A A†	4.31%		12/15/2022	2,543	2,550,940
Perimeter Master Note Business Trust 2019-1A B†	6.02%		12/15/2022	500	509,225
Synchrony Credit Card Master Note Trust 2016-2 B	2.55%		5/15/2024	693	695,056
Synchrony Credit Card Master Note Trust 2017-2 B	2.82%		10/15/2025	999	1,037,456
World Financial Network Credit Card Master Trust 2018-C M	3.95%		8/15/2025	743	756,286
World Financial Network Credit Card Master Trust 2019-A A	3.14%		12/15/2025	939	964,640
World Financial Network Credit Card Master Trust 2019-B A	2.49%		4/15/2026	76	78,115
World Financial Network Credit Card Master Trust 2019-C A	2.21%		7/15/2026	1,051	1,082,045
Total					10,374,690

Home Equity 0.00%
New Century Home Equity Loan Trust 2005-A A6	4.716%		8/25/2035	25	25,258

Other 9.37%
AMMC CLO Ltd. 2016-19A CR†	2.791% (3 Mo. LIBOR + 2.55%	)#	10/16/2028	750	750,380
Amur Equipment Finance Receivables VI LLC 2018-2A A2†	3.89%		7/20/2022	689	700,341
Amur Equipment Finance Receivables VII LLC 2019-1A A2†	2.63%		6/20/2024	914	930,614
Anchorage Capital CLO 3-R Ltd. 2014-3RA A†	1.269% (3 Mo. LIBOR + 1.05%	)#	1/28/2031	970	969,030
Anchorage Capital CLO 4-R Ltd. 2014-4RA A†	1.269% (3 Mo. LIBOR + 1.05%	)#	1/28/2031	1,212	1,212,606
Apex Credit CLO Ltd. 2016-1A AS1R†	1.513% (3 Mo. LIBOR + 1.30%	)#	10/27/2028	1,504	1,504,594
Apidos CLO 2016-24A A1Al†(a)	1.00% (3 Mo. LIBOR + 0.95%)		10/20/2030	510	510,000
Arbor Realty Commercial Real Estate Notes Ltd. 2018-FL1 A†	1.257% (1 Mo. LIBOR + 1.15%	)#	6/15/2028	1,020	1,021,273
Arbor Realty Commercial Real Estate Notes Ltd. 2019-FL1 A†	1.257% (1 Mo. LIBOR + 1.15%	)#	5/15/2037	955	955,907

See Notes to Schedule of Investments.	169

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND February 28, 2021

Investments	Interest Rate		Maturity Date	Principal Amount (000)		Fair Value
Other (continued)
Avery Point V CLO Ltd. 2014-5A AR†	1.203% (3 Mo. LIBOR + .98%	)#	7/17/2026		$97	$97,510
Bain Capital Credit CLO Ltd. 2017-2A AR†	1.468% (3 Mo. LIBOR + 1.25%	)#	7/25/2030		390	390,520
CARLYLE US CLO Ltd. 2017-3A A1AR†(a)	Zero Coupon	#(b)	7/20/2029		830	830,000
Cedar Funding VIII Clo Ltd. 2017-8A A1†	1.473% (3 Mo. LIBOR + 1.25%	)#	10/17/2030		2,500	2,501,617
Colombia Cent CLO Ltd. 2018-27A A2A†	1.818% (3 Mo. LIBOR + 1.60%	)#	10/25/2028		281	281,260
Conn’s Receivables Funding LLC 2019-B A†	2.66%		6/17/2024		15	15,369
Diamond Resorts Owner Trust 2018-1 A†	3.70%		1/21/2031		975	1,027,038
Diamond Resorts Owner Trust 2018-1 B†	4.19%		1/21/2031		583	612,210
DLL LLC 2019-MT3 A2†	2.13%		1/20/2022		2,071	2,076,493
DRB Prime Student Loan Trust 2015-D A2†	3.20%		1/25/2040		17	17,122
Dryden 77 CLO Ltd. 2020-77A A†	2.182% (3 Mo. LIBOR + 2.00%	)#	5/20/2031		3,500	3,511,087
Fairstone Financial Issuance Trust I 2019-1A B†(c)	5.084%		3/21/2033	CAD	226	177,980
Fairstone Financial Issuance Trust I 2019-1A C†(c)	6.299%		3/21/2033	CAD	426	335,464
Fairstone Financial Issuance Trust I 2019-1A D†(c)	7.257%		3/21/2033	CAD	252	198,236
Greystone Commercial Real Estate Notes Ltd. 2018-HC1 A†	1.657% (1 Mo. LIBOR + 1.55%	)#	9/15/2028		$2,199	2,197,306
Greystone Commercial Real Estate Notes Ltd. 2018-HC1 AS†	2.257% (1 Mo. LIBOR + 2.15%	)#	9/15/2028		824	810,817
Halcyon Loan Advisors Funding Ltd. 2015-2A AR†	1.298% (3 Mo. LIBOR + 1.08%	)#	7/25/2027		404	404,814
Halcyon Loan Advisors Funding Ltd. 2015-2A BR†	1.868% (3 Mo. LIBOR + 1.65%	)#	7/25/2027		667	666,278
HPEFS Equipment Trust 2020-1A A2†	1.73%		2/20/2030		457	459,720
HPEFS Equipment Trust 2020-1A A3†	1.76%		2/20/2030		522	530,161
HPEFS Equipment Trust 2020-1A B†	1.89%		2/20/2030		157	160,270
Hyundai Floorplan Master Owner Trust 2019-1 A†	2.68%		4/15/2024		2,664	2,735,433
Jamestown CLO VII Ltd. 2015-7A A1R†	1.048% (3 Mo. LIBOR + .83%	)#	7/25/2027		691	690,986
Jamestown CLO VII Ltd. 2015-7A A2R†	1.518% (3 Mo. LIBOR + 1.30%	)#	7/25/2027		944	938,151
JFIN CLO Ltd. 2013-1A A1NR†	1.614% (3 Mo. LIBOR + 1.39%	)#	1/20/2030		1,380	1,385,189
JFIN CLO Ltd. 2013-1A A2R†	2.424% (3 Mo. LIBOR + 2.20%	)#	1/20/2030		690	698,886

170	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND February 28, 2021

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Other (continued)
Madison Park Funding XVI Ltd. 2015-16A A2R†	2.124% (3 Mo. LIBOR + 1.90%	)#	4/20/2026	$340	$340,615
Madison Park Funding XXV Ltd. 2017-25A A1†	1.398% (3 Mo. LIBOR + 1.18%	)#	4/25/2029	1,500	1,501,899
Magnetite Xxix Ltd. 2021-29A A†(a)	Zero Coupon	#(b)	1/15/2034	1,110	1,110,000
Mercedes-Benz Master Owner Trust 2019-BA A†	2.61%		5/15/2024	2,181	2,243,929
Mountain Hawk III CLO Ltd. 2014-3A AR†	1.423% (3 Mo. LIBOR + 1.20%	)#	4/18/2025	79	78,709
Mountain View CLO X Ltd. 2015-10A AR†	1.045% (3 Mo. LIBOR + .82%	)#	10/13/2027	449	448,967
MVW Owner Trust 2017-1A A†	2.42%		12/20/2034	104	106,907
N-Star REL CDO VIII Ltd. 2006-8A B†	0.593% (1 Mo. LIBOR + .42%	)#	2/1/2041	1,015	1,019,252	(d)
Navient Private Education Refi Loan Trust 2020-FA A†	1.22%		7/15/2069	282	284,398
Newark BSL CLO 2 Ltd. 2017-1A A1R†(a)	Zero Coupon	#(b)	7/25/2030	3,000	3,006,691
NextGear Floorplan Master Owner Trust 2018-2A A2†	3.69%		10/15/2023	1,846	1,886,187
NextGear Floorplan Master Owner Trust 2018-2A B†	4.01%		10/15/2023	736	751,924
NextGear Floorplan Master Owner Trust 2019-2A A2†	2.07%		10/15/2024	3,554	3,651,493
Oaktree CLO 2014-1A A1R†	1.484% (3 Mo. LIBOR + 1.29%	)#	5/13/2029	700	700,819
Oaktree CLO Ltd. 2015-1A A1R†	1.094% (3 Mo. LIBOR + .87%	)#	10/20/2027	499	498,136
OCP CLO Ltd. 2015-10A A2AR†	1.515% (3 Mo. LIBOR + 1.30%	)#	10/26/2027	645	646,299
OCP CLO Ltd. 2016-12A A1R†	1.343% (3 Mo. LIBOR + 1.12%	)#	10/18/2028	2,223	2,225,033
OCP CLO Ltd. 2016-12A A2R†	1.823% (3 Mo. LIBOR + 1.60%	)#	10/18/2028	1,103	1,104,336
Octagon Investment Partners XXI Ltd. 2014-1A AAR3†	1.194% (3 Mo. LIBOR + 1.00%	)#	2/14/2031	1,390	1,390,000
OneMain Financial Issuance Trust 2018-2A A†	3.57%		3/14/2033	210	222,089
Orange Lake Timeshare Trust 2019-A†	3.06%		4/9/2038	275	287,147
Orec Ltd. 2018-CRE1 A†	1.287% (1 Mo. LIBOR + 1.18%	)#	6/15/2036	1,675	1,677,186
OZLM VIII Ltd. 2014-8A A1RR†	1.393% (3 Mo. LIBOR + 1.17%	)#	10/17/2029	712	712,949
PFS Financing Corp. 2020-E A†	1.00%		10/15/2025	904	912,153

See Notes to Schedule of Investments.	171

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND February 28, 2021

Investments	Interest Rate		Maturity Date	Principal Amount (000)		Fair Value
Other (continued)
PFS Financing Corp. 2020-G A†	0.97%		2/15/2026	$647		$651,860
Planet Fitness Master Issuer LLC 2018-1A A2II†	4.666%		9/5/2048	640		645,979
Prima Capital CRE Securitization 2015-5A C†	4.50%		12/24/2050	760		754,489
Prima Capital CRE Securitization Ltd. 2013-3A A†	2.214%		10/24/2035	68		68,099	(d)
Race Point IX CLO Ltd. 2015-9A A1AR†	1.451% (3 Mo. LIBOR + 1.21%	)#	10/15/2030	1,184		1,184,598
SCF Equipment Leasing LLC 2019-1A A2†	3.23%		10/20/2024	916		919,862
SCF Equipment Leasing LLC 2019-2A A1†	2.22%		6/20/2024	682		689,350
SCF Equipment Leasing LLC 2019-2A A2†	2.47%		4/20/2026	2,107		2,177,306
SCF Equipment Leasing LLC 2021-1A A3†	0.83%		8/21/2028	1,800		1,803,434
SCF Equipment Leasing LLC 2021-1A B†	1.37%		8/20/2029	1,000		994,953
Signal Peak CLO 1 Ltd. 2014-1A BRR†	1.973% (3 Mo. LIBOR + 1.75%	)#	1/17/2029	2,500		2,506,735
SMB Private Education Loan Trust 2021-A A1†	Zero Coupon	#(b)	1/15/2053	391		392,561
TCI-Flatiron Clo Ltd. 2018-1A ANR†(a)	Zero Coupon	#(b)	1/29/2032	500		500,000
THL Credit Wind River CLO Ltd. 2013-2A AR†	1.453% (3 Mo. LIBOR + 1.23%	)#	10/18/2030	1,115		1,117,539
Towd Point Asset Trust 2018-SL1 A†	0.73% (1 Mo. LIBOR + .60%	)#	1/25/2046	1,151		1,144,508
Venture CLO Ltd. 2018-33A A1LR†	1.399% (3 Mo. LIBOR + 1.06%	)#	7/15/2031	3,500		3,500,000
Verizon Owner Trust 2020-B A	0.47%		2/20/2025	827		830,423
Verizon Owner Trust 2020-C A	0.41%		4/21/2025	1,220		1,223,298
WhiteHorse VIII Ltd. 2014-1A BR†	1.655% (3 Mo. LIBOR + 1.45%	)#	5/1/2026	1,221		1,221,704
Wind River CLO Ltd. 2013-1A A1R†	1.474% (3 Mo. LIBOR + 1.25%	)#	7/20/2030	1,369		1,369,705
York CLO Ltd. 2015-1A AR†	1.372% (3 Mo. LIBOR + 1.15%	)#	1/22/2031	1,320		1,321,429
Total						84,129,612
Total Asset-Backed Securities (cost $147,894,140)						149,276,324

				Shares (000)
COMMON STOCKS 0.18%
Miscellaneous 0.00%
UTEX Industries, Inc.				–	(e)	4,274
Oil 0.18%
Oasis Petroleum, Inc.*				28		1,589,976
Total Common Stocks (cost $2,532,798)						1,594,250

172	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND February 28, 2021

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
CONVERTIBLE BOND 0.09%

Technology
Weibo Corp. (China)(f) (cost $779,670)	1.25%	11/15/2022	$798	$794,997

CORPORATE BONDS 48.46%

Aerospace/Defense 0.96%
Boeing Co. (The)	2.30%	8/1/2021	360	362,929
Boeing Co. (The)	4.508%	5/1/2023	4,417	4,739,045
Boeing Co. (The)	4.875%	5/1/2025	2,440	2,728,945
Howmet Aerospace, Inc.	5.125%	10/1/2024	728	792,537
Total				8,623,456

Air Transportation 0.37%
Air Canada 2015-1 Class B Pass-Through Trust (Canada)†(f)	3.875%	9/15/2024	245	243,401
Air Canada 2015-2 Class B Pass-Through Trust (Canada)†(f)	5.00%	6/15/2025	129	129,602
American Airlines 2014-1 Class B Pass-Through Trust	4.375%	4/1/2024	889	831,784
American Airlines Group, Inc.†	3.75%	3/1/2025	738	628,643
Hawaiian Airlines 2013-1 Class B Pass-Through Certificates	4.95%	7/15/2023	519	509,642
Spirit Loyalty Cayman Ltd./Spirit IP Cayman Ltd.†	8.00%	9/20/2025	243	274,086
United Airlines 2014-1 Class B Pass-Through Trust	4.75%	10/11/2023	139	141,030
US Airways 2012-2 Class B Pass-Through Trust	6.75%	12/3/2022	23	22,491
US Airways 2013-1 Class B Pass-Through Trust	5.375%	5/15/2023	538	528,854
Total				3,309,533

Apparel 0.35%
PVH Corp.	4.625%	7/10/2025	2,031	2,251,584
William Carter Co. (The)†	5.50%	5/15/2025	803	848,671
Total				3,100,255

Auto Parts: Original Equipment 0.38%
Nexteer Automotive Group Ltd.†	5.875%	11/15/2021	1,200	1,200,683
ZF North America Capital, Inc.†	4.50%	4/29/2022	300	308,250
ZF North America Capital, Inc.†	4.75%	4/29/2025	1,750	1,892,188
Total				3,401,121

See Notes to Schedule of Investments.	173

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND February 28, 2021

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Automotive 3.28%
Daimler Finance North America LLC†	0.742% (3 Mo. LIBOR + .55%	)#	5/4/2021	$500	$500,507
Daimler Finance North America LLC†	0.865% (3 Mo. LIBOR + .67%	)#	11/5/2021	1,000	1,004,299
Daimler Finance North America LLC†	3.65%		2/22/2024	2,775	3,015,474
Ford Motor Credit Co. LLC	1.276% (3 Mo. LIBOR + 1.08%	)#	8/3/2022	200	198,528
Ford Motor Credit Co. LLC	2.979%		8/3/2022	300	303,408
Ford Motor Credit Co. LLC	3.087%		1/9/2023	468	475,757
Ford Motor Credit Co. LLC	3.219%		1/9/2022	475	481,531
Ford Motor Credit Co. LLC	3.813%		10/12/2021	1,887	1,912,871
Ford Motor Credit Co. LLC	5.584%		3/18/2024	1,445	1,560,744
Ford Motor Credit Co. LLC	5.875%		8/2/2021	3,943	4,015,748
General Motors Co.	5.40%		10/2/2023	174	194,084
General Motors Co.	6.125%		10/1/2025	167	198,928
General Motors Financial Co., Inc.	2.75%		6/20/2025	1,378	1,451,083
General Motors Financial Co., Inc.	3.15%		6/30/2022	166	171,265
General Motors Financial Co., Inc.	3.70%		5/9/2023	557	590,410
General Motors Financial Co., Inc.	3.95%		4/13/2024	1,117	1,214,346
General Motors Financial Co., Inc.	4.25%		5/15/2023	280	300,606
General Motors Financial Co., Inc.	5.10%		1/17/2024	1,801	2,007,074
General Motors Financial Co., Inc.	5.20%		3/20/2023	346	377,430
Hyundai Capital America†	0.80%		1/8/2024	994	988,324
Hyundai Capital America†	1.25%		9/18/2023	1,272	1,286,059
Hyundai Capital America†	1.30%		1/8/2026	503	498,238
Hyundai Capital America†	3.00%		6/20/2022	213	219,518
Hyundai Capital America	3.40%		6/20/2024	1,181	1,270,139
Hyundai Capital America†	5.875%		4/7/2025	960	1,119,882
Navistar International Corp.†	6.625%		11/1/2025	111	115,488
Tesla, Inc.†	5.30%		8/15/2025	1,637	1,705,672
Toyota Motor Credit Corp.	1.35%		8/25/2023	345	353,430
Volkswagen Group of America Finance LLC†	2.90%		5/13/2022	861	886,493
Volkswagen Group of America Finance LLC†	3.125%		5/12/2023	745	785,565
Volkswagen Group of America Finance LLC†	3.35%		5/13/2025	212	229,887
Total					29,432,788

Banks: Regional 12.38%
ABN AMRO Bank NV (Netherlands)†(f)	4.75%		7/28/2025	200	226,714
ABN AMRO Bank NV (Netherlands)(f)	6.25%		4/27/2022	2,533	2,695,852

174	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND February 28, 2021

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Banks: Regional (continued)
AIB Group plc (Ireland)†(f)	4.263% (3 Mo. LIBOR + 1.87%	)#	4/10/2025	$2,552	$2,793,636
AIB Group plc (Ireland)†(f)	4.75%		10/12/2023	1,165	1,281,320
Akbank T.A.S. (Turkey)†(f)	5.00%		10/24/2022	600	612,730
ASB Bank Ltd. (New Zealand)†(f)	3.75%		6/14/2023	1,018	1,092,960
Associated Bank NA	3.50%		8/13/2021	995	1,006,539
Australia & New Zealand Banking Group Ltd. (Australia)†(f)	4.50%		3/19/2024	216	238,096
Bancolombia SA (Colombia)(f)	3.00%		1/29/2025	407	421,351
Bank of America Corp.	0.81% (SOFR + .74%	)#	10/24/2024	766	772,108
Bank of America Corp.	1.197% (SOFR + 1.01%	)#	10/24/2026	4,724	4,721,949
Bank of America Corp.	1.319% (SOFR + 1.15%	)#	6/19/2026	605	609,856
Bank of America Corp.	2.015% (3 Mo. LIBOR + .64%	)#	2/13/2026	1,708	1,766,978
Bank of America Corp.	2.456% (3 Mo. LIBOR + .87%	)#	10/22/2025	909	961,885
Bank of America Corp.	3.366% (3 Mo. LIBOR + .81%	)#	1/23/2026	787	856,454
Bank of America Corp.	3.95%		4/21/2025	1,157	1,280,977
Bank of Ireland Group plc (Ireland)†(f)	4.50%		11/25/2023	2,483	2,718,103
BankUnited, Inc.	4.875%		11/17/2025	1,804	2,054,883
Barclays Bank plc (United Kingdom)†(f)	10.179%		6/12/2021	2,148	2,204,905
Barclays plc (United Kingdom)(f)	4.61% (3 Mo. LIBOR + 1.40%	)#	2/15/2023	2,899	3,008,781
BBVA Bancomer SA†	6.50%		3/10/2021	205	205,548
BNP Paribas SA (France)†(f)	1.323% (SOFR + 1.00%	)#	1/13/2027	246	243,779
CIT Group, Inc.	3.929% (SOFR + 3.83%	)#	6/19/2024	266	281,960
CIT Group, Inc.	4.75%		2/16/2024	408	444,849
CIT Group, Inc.	5.00%		8/15/2022	54	57,048
CIT Group, Inc.	5.00%		8/1/2023	1,415	1,546,772
Citigroup, Inc.	1.678% (SOFR + 1.67%	)#	5/15/2024	668	684,882
Citigroup, Inc.	3.106% (SOFR + 2.84%	)#	4/8/2026	8,551	9,201,350
Citigroup, Inc.	3.875%		3/26/2025	123	135,386

See Notes to Schedule of Investments.	175

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND February 28, 2021

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Banks: Regional (continued)
Citigroup, Inc.	4.40%		6/10/2025	$1,854	$2,083,164
Commonwealth Bank of Australia (Australia)†(f)	4.50%		12/9/2025	200	227,929
Credit Suisse Group AG (Switzerland)†(f)	1.305% (SOFR + .98%	)#	2/2/2027	436	430,230
Credit Suisse Group AG (Switzerland)†(f)	2.193% (SOFR + 2.04%	)#	6/5/2026	529	547,586
Danske Bank A/S (Denmark)†(f)	1.171% (1 Yr Treasury CMT + 1.03%	)#	12/8/2023	829	834,223
Danske Bank A/S (Denmark)†(f)	1.226%		6/22/2024	1,850	1,875,359
Danske Bank A/S (Denmark)†(f)	1.621% (1 Yr Treasury CMT + 1.35%	)#	9/11/2026	608	608,551
Danske Bank A/S (Denmark)†(f)	3.001% (3 Mo. LIBOR + 1.25%	)#	9/20/2022	718	727,141
Danske Bank A/S (Denmark)†(f)	3.244% (3 Mo. LIBOR + 1.59%	)#	12/20/2025	2,096	2,252,649
Danske Bank A/S (Denmark)†(f)	5.00%		1/12/2022	909	943,627
Danske Bank A/S (Denmark)†(f)	5.00% (1 Yr Treasury CMT + 1.73%	)#	1/12/2023	200	207,112
Danske Bank A/S (Denmark)†(f)	5.375%		1/12/2024	4,464	5,021,074
FNB Corp.	2.20%		2/24/2023	510	520,190
Goldman Sachs Group, Inc. (The)	0.925% (3 Mo. LIBOR + .75%	)#	2/23/2023	235	237,636
Goldman Sachs Group, Inc. (The)	0.992% (3 Mo. LIBOR + .78%	)#	10/31/2022	691	694,169
Goldman Sachs Group, Inc. (The)	1.218% (3 Mo. LIBOR + 1.00%	)#	7/24/2023	424	428,639
Goldman Sachs Group, Inc. (The)	3.272% (3 Mo. LIBOR + 1.20%	)#	9/29/2025	320	347,151
Goldman Sachs Group, Inc. (The)	3.50%		4/1/2025	453	495,632
Intesa Sanpaolo SpA (Italy)†(f)	3.25%		9/23/2024	1,693	1,810,307
Intesa Sanpaolo SpA (Italy)†(f)	5.017%		6/26/2024	1,753	1,912,529
JPMorgan Chase & Co.	3.875%		9/10/2024	1,015	1,119,902
Lloyds Banking Group plc (United Kingdom)(f)	1.326% (1 Yr Treasury CMT + 1.10%	)#	6/15/2023	200	202,103
Lloyds Banking Group plc (United Kingdom)(f)	4.582%		12/10/2025	200	226,576
Macquarie Bank Ltd. (Australia)†(f)	6.625%		4/7/2021	294	295,762
Macquarie Group Ltd. (Australia)†(f)	1.34% (SOFR + 1.07%	)#	1/12/2027	403	400,629
Macquarie Group Ltd. (Australia)†(f)	3.189% (3 Mo. LIBOR + 1.02%	)#	11/28/2023	871	910,769

176	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND February 28, 2021

Investments	Interest Rate		Maturity Date		Principal Amount (000)	Fair Value
Banks: Regional (continued)
Morgan Stanley	4.10%		5/22/2023		$769	$827,817
Morgan Stanley	5.00%		11/24/2025		500	584,303
Natwest Group Plc (United Kingdom)(f)	3.875%		9/12/2023		1,000	1,079,664
Natwest Group Plc (United Kingdom)(f)	5.125%		5/28/2024		2,528	2,830,141
Natwest Group plc (United Kingdom)(f)	6.125%		12/15/2022		610	665,625
Nordea Bank Abp (Finland)†(f)	4.25%		9/21/2022		505	533,248
Popular, Inc.	6.125%		9/14/2023		504	546,157
Santander UK Group Holdings plc (United Kingdom)(f)	3.373% (3 Mo. LIBOR + 1.08%	)#	1/5/2024		698	732,645
Standard Chartered plc (United Kingdom)†(f)	0.991% (1 Yr Treasury CMT + .78%	)#	1/12/2025		638	637,700
Standard Chartered plc (United Kingdom)†(f)	1.319% (1 Yr Treasury CMT + 1.17%	)#	10/14/2023		284	286,956
Standard Chartered plc (United Kingdom)†(f)	2.819% (3 Mo. LIBOR + 1.21%	)#	1/30/2026		2,530	2,656,430
Standard Chartered plc (United Kingdom)†(f)	4.247% (3 Mo. LIBOR + 1.15%	)#	1/20/2023		1,578	1,628,573
Swedbank AB (Sweden)†(f)	1.30%		6/2/2023		793	808,339
Swedbank AB (Sweden)†(f)	2.80%		3/14/2022		837	857,924
Synovus Bank	2.289% (SOFR + .95%	)#	2/10/2023		250	253,001
Synovus Financial Corp.	3.125%		11/1/2022		1,470	1,524,013
Turkiye Vakiflar Bankasi TAO (Turkey)†(f)	5.625%		5/30/2022		1,267	1,294,263
Turkiye Vakiflar Bankasi TAO (Turkey)†(f)	5.75%		1/30/2023		364	373,939
UBS AG	7.625%		8/17/2022		4,406	4,844,731
UBS AG (Switzerland)(f)	5.125%		5/15/2024		1,800	1,991,808
UBS Group AG (Switzerland)†(f)	1.008% (1 Yr Treasury CMT + .83%	)#	7/30/2024		521	525,753
UBS Group AG (Switzerland)†(f)	1.395% (3 Mo. LIBOR + 1.22%	)#	5/23/2023		1,085	1,098,807
UBS Group AG (Switzerland)(f)	6.875% (5 Yr. Currency Swap rate + 5.50%	)#	–	(g)	2,708	2,716,463
Wachovia Capital Trust III	5.57% (3 Mo. LIBOR + .93%	)#	–	(g)	1,751	1,752,611
Wells Fargo & Co.	2.164% (3 Mo. LIBOR + .75%	)#	2/11/2026		7,239	7,531,987
Wells Fargo & Co.	2.188% (SOFR + 2.00%	)#	4/30/2026		2,593	2,702,012
Wells Fargo & Co.	2.625%		7/22/2022		337	347,818
Total						111,121,018

See Notes to Schedule of Investments.	177

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND February 28, 2021

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Biotechnology Research & Production 0.02%
Royalty Pharma plc†	1.20%		9/2/2025	$137	$136,461

Building Materials 0.11%
American Woodmark Corp.†	4.875%		3/15/2026	174	177,839
Boral Finance Pty Ltd. (Australia)†(f)	3.00%		11/1/2022	412	423,543
Forterra Finance LLC/FRTA Finance Corp.†	6.50%		7/15/2025	55	59,228
PGT Innovations, Inc.†	6.75%		8/1/2026	144	153,000
Summit Materials LLC/Summit Materials Finance Corp.†	5.125%		6/1/2025	214	217,990
Total					1,031,600

Business Services 0.44%
Adani Ports & Special Economic Zone Ltd. (India)†(f)	3.375%		7/24/2024	500	527,893
Capitol Investment Merger Sub 2 LLC†	10.00%		8/1/2024	194	210,833
Equifax, Inc.	1.064% (3 Mo. LIBOR + .87%	)#	8/15/2021	672	674,178
IHS Markit Ltd. (United Kingdom)(f)	4.125%		8/1/2023	135	145,512
Laureate Education, Inc.†	8.25%		5/1/2025	213	223,517
Nielsen Co. Luxembourg SARL (The) (Luxembourg)†(f)	5.00%		2/1/2025	500	513,375
Service Corp. International/US	8.00%		11/15/2021	1,560	1,638,195
Total					3,933,503

Chemicals 0.20%
Equate Petrochemical BV (Netherlands)†(f)	3.00%		3/3/2022	200	203,619
Nutrition & Biosciences, Inc.†	1.23%		10/1/2025	1,583	1,577,162
Total					1,780,781

Computer Hardware 0.73%
Banff Merger Sub, Inc.†	9.75%		9/1/2026	1,115	1,189,727
Dell International LLC/EMC Corp.†	5.45%		6/15/2023	4,653	5,105,606
Dell International LLC/EMC Corp.†	5.85%		7/15/2025	184	216,708
Dell International LLC/EMC Corp.†	5.875%		6/15/2021	9	9,011
Total					6,521,052

Computer Software 0.25%
BY Crown Parent LLC†	7.375%		10/15/2024	477	485,894
Change Healthcare Holdings LLC/Change Healthcare Finance, Inc.†	5.75%		3/1/2025	415	425,678
Solera LLC/Solera Finance, Inc.†	10.50%		3/1/2024	1,251	1,298,700
Total					2,210,272

178	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND February 28, 2021

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Construction/Homebuilding 0.58%
Century Communities, Inc.	5.875%		7/15/2025	$472	$493,948
D.R. Horton, Inc.	2.60%		10/15/2025	972	1,031,064
D.R. Horton, Inc.	4.375%		9/15/2022	330	346,408
D.R. Horton, Inc.	4.75%		2/15/2023	152	162,789
D.R. Horton, Inc.	5.75%		8/15/2023	1,592	1,766,610
Forestar Group, Inc.†	8.00%		4/15/2024	143	149,241
Lennar Corp.	4.50%		4/30/2024	385	422,624
Lennar Corp.	4.75%		5/30/2025	187	210,258
Lennar Corp.	4.875%		12/15/2023	69	75,710
LGI Homes, Inc.†	6.875%		7/15/2026	310	323,175
M/I Homes, Inc.	5.625%		8/1/2025	185	192,843
Total					5,174,670

Containers 0.14%
Silgan Holdings, Inc.†	1.40%		4/1/2026	1,300	1,284,738

Diversified 0.02%
KOC Holding AS (Turkey)†(f)	5.25%		3/15/2023	212	219,602

Drugs 0.73%
Bausch Health Cos., Inc.†	5.50%		11/1/2025	269	277,124
Bausch Health Cos., Inc.†	6.125%		4/15/2025	663	679,548
Bausch Health Cos., Inc.†	7.00%		3/15/2024	1,081	1,105,539
Bayer US Finance II LLC†	0.881% (3 Mo. LIBOR + .63%	)#	6/25/2021	200	200,287
Bayer US Finance II LLC†	1.227% (3 Mo. LIBOR + 1.01%	)#	12/15/2023	1,325	1,346,325
Bayer US Finance II LLC†	4.25%		12/15/2025	500	563,595
Cardinal Health, Inc.	3.079%		6/15/2024	660	705,648
Cardinal Health, Inc.	3.50%		11/15/2024	391	425,247
HLF Financing Sarl LLC/Herbalife International, Inc.†	7.25%		8/15/2026	1,213	1,262,733
Total					6,566,046

Electric: Power 3.52%
Alexander Funding Trust†	1.841%		11/15/2023	965	981,603
Ausgrid Finance Pty Ltd. (Australia)†(f)	3.85%		5/1/2023	2,235	2,355,331
Calpine Corp.†	5.25%		6/1/2026	1,224	1,261,026
Cemig Geracao e Transmissao SA (Brazil)†(f)	9.25%		12/5/2024	200	230,102
Cleco Corporate Holdings LLC	3.743%		5/1/2026	2,500	2,754,491
Cleveland Electric Illuminating Co. (The)	5.50%		8/15/2024	750	866,382

See Notes to Schedule of Investments.	179

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND February 28, 2021

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Electric: Power (continued)
Comision Federal de Electricidad (Mexico)†(f)	4.875%	5/26/2021	$396	$399,914
Comision Federal de Electricidad (Mexico)†(f)	4.875%	1/15/2024	1,397	1,531,329
Duquesne Light Holdings, Inc.†	5.90%	12/1/2021	353	365,686
Enel Finance International NV (Netherlands)†(f)	2.65%	9/10/2024	1,077	1,140,771
Enel Finance International NV (Netherlands)†(f)	2.75%	4/6/2023	585	611,507
Enel Finance International NV (Netherlands)†(f)	4.25%	9/14/2023	1,797	1,959,797
FirstEnergy Corp.	3.35%	7/15/2022	1,917	1,956,146
FirstEnergy Transmission LLC†	4.35%	1/15/2025	750	815,484
Jersey Central Power & Light Co.†	4.70%	4/1/2024	865	946,150
NRG Energy, Inc.†	3.75%	6/15/2024	1,197	1,297,089
Origin Energy Finance Ltd. (Australia)†(f)	5.45%	10/14/2021	2,207	2,273,737
Pacific Gas and Electric Co.	3.15%	1/1/2026	2,264	2,407,507
Pacific Gas and Electric Co.	3.40%	8/15/2024	973	1,038,632
Pacific Gas and Electric Co.	3.75%	2/15/2024	342	365,021
Puget Energy, Inc.	5.625%	7/15/2022	703	742,717
San Diego Gas & Electric Co.	1.914%	2/1/2022	78	77,845
Sempra Energy	4.05%	12/1/2023	465	505,624
TransAlta Corp. (Canada)(f)	4.50%	11/15/2022	1,861	1,935,440
Vistra Operations Co. LLC†	3.55%	7/15/2024	2,542	2,735,160
Total				31,554,491

Electrical Equipment 1.40%
Broadcom, Inc.	3.15%	11/15/2025	2,955	3,181,493
Broadcom, Inc.	4.70%	4/15/2025	520	587,281
Microchip Technology, Inc.†	0.972%	2/15/2024	1,672	1,679,003
Microchip Technology, Inc.†	2.67%	9/1/2023	1,525	1,597,133
Microchip Technology, Inc.	3.922%	6/1/2021	408	411,610
Microchip Technology, Inc.	4.333%	6/1/2023	786	849,315
NXP BV/NXP Funding LLC (Netherlands)†(f)	3.875%	9/1/2022	1,952	2,044,315
NXP BV/NXP Funding LLC (Netherlands)†(f)	4.625%	6/1/2023	661	719,669
SK Hynix, Inc. (South Korea)†(f)	1.00%	1/19/2024	788	786,918
SK Hynix, Inc. (South Korea)†(f)	1.50%	1/19/2026	716	713,304
Total				12,570,041

Electronics 0.26%
Flex Ltd.	3.75%	2/1/2026	1,009	1,101,200
Itron, Inc.†	5.00%	1/15/2026	50	51,250
Trimble, Inc.	4.15%	6/15/2023	944	1,015,163

180	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND February 28, 2021

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Electronics (continued)
Trimble, Inc.	4.75%	12/1/2024	$135	$152,786
Total				2,320,399

Energy Equipment & Services 0.08%
Greenko Mauritius Ltd. (India)†(f)	6.25%	2/21/2023	695	716,693

Engineering & Contracting Services 0.04%
Fluor Corp.	3.50%	12/15/2024	221	224,158
TopBuild Corp.†	5.625%	5/1/2026	157	162,342
Total				386,500

Entertainment 0.13%
Caesars Entertainment, Inc.†	6.25%	7/1/2025	492	521,520
Caesars Resort Collection LLC/CRC Finco, Inc.†	5.75%	7/1/2025	135	141,919
Enterprise Development Authority (The)†	12.00%	7/15/2024	443	501,254
Total				1,164,693

Financial Services 4.05%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland)(f)	2.875%	8/14/2024	150	156,381
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland)(f)	4.50%	9/15/2023	1,392	1,503,792
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland)(f)	4.875%	1/16/2024	1,664	1,817,086
Air Lease Corp.	3.00%	9/15/2023	2,000	2,100,059
Air Lease Corp.	4.25%	2/1/2024	527	575,151
Aircastle Ltd.	4.40%	9/25/2023	2,715	2,880,733
Aircastle Ltd.	5.00%	4/1/2023	1,535	1,644,025
Aircastle Ltd.	5.50%	2/15/2022	658	687,211
Alliance Data Systems Corp.†	4.75%	12/15/2024	247	252,403
Alliance Data Systems Corp.†	7.00%	1/15/2026	290	307,219
Ally Financial, Inc.	1.45%	10/2/2023	157	159,701
Ally Financial, Inc.	3.875%	5/21/2024	1,186	1,291,845
Ally Financial, Inc.	4.25%	4/15/2021	191	191,854
Ally Financial, Inc.	4.625%	3/30/2025	402	452,752
Ally Financial, Inc.	5.125%	9/30/2024	1,504	1,717,577
Ally Financial, Inc.	5.75%	11/20/2025	2,464	2,826,093
Aviation Capital Group LLC†	1.95%	1/30/2026	346	340,665
Aviation Capital Group LLC†	2.875%	1/20/2022	199	202,317
Aviation Capital Group LLC†	3.875%	5/1/2023	706	742,133
Aviation Capital Group LLC†	5.50%	12/15/2024	668	753,266

See Notes to Schedule of Investments.	181

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND February 28, 2021

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Financial Services (continued)
Avolon Holdings Funding Ltd. (Ireland)†(f)	2.875%	2/15/2025	$1,000	$1,007,071
Avolon Holdings Funding Ltd. (Ireland)†(f)	3.625%	5/1/2022	170	173,221
Avolon Holdings Funding Ltd. (Ireland)†(f)	4.25%	4/15/2026	247	261,294
Avolon Holdings Funding Ltd. (Ireland)†(f)	5.125%	10/1/2023	1,573	1,688,312
Avolon Holdings Funding Ltd. (Ireland)†(f)	5.25%	5/15/2024	740	806,328
Capital One Financial Corp.	2.60%	5/11/2023	712	744,076
Global Aircraft Leasing Co. Ltd. PIK 7.25%†	6.50%	9/15/2024	800	721,468
Intercontinental Exchange, Inc.	0.70%	6/15/2023	323	324,801
Jefferies Financial Group, Inc.	5.50%	10/18/2023	1,837	2,003,176
Jefferies Group LLC	5.125%	1/20/2023	288	312,396
Muthoot Finance Ltd. (India)†(f)	4.40%	9/2/2023	416	425,008
Muthoot Finance Ltd. (India)†(f)	6.125%	10/31/2022	500	524,700
Navient Corp.	5.50%	1/25/2023	249	258,493
Navient Corp.	5.875%	10/25/2024	1,085	1,144,675
Navient Corp.	6.125%	3/25/2024	499	527,685
Navient Corp.	6.50%	6/15/2022	165	171,622
Navient Corp.	7.25%	1/25/2022	98	101,859
OneMain Finance Corp.	5.625%	3/15/2023	150	159,844
OneMain Finance Corp.	6.125%	5/15/2022	177	185,186
OneMain Finance Corp.	6.125%	3/15/2024	818	878,843
OneMain Finance Corp.	8.25%	10/1/2023	76	86,727
Park Aerospace Holdings Ltd. (Ireland)†(f)	4.50%	3/15/2023	1,721	1,800,687
Park Aerospace Holdings Ltd. (Ireland)†(f)	5.50%	2/15/2024	1,342	1,461,687
Total				36,371,422

Food 0.28%
Albertsons Cos., Inc./Safeway, Inc./Albertsons LP/Albertsons LLC	5.75%	3/15/2025	97	100,385
Chobani LLC/Chobani Finance Corp., Inc.†	7.50%	4/15/2025	907	941,588
FAGE International SA/FAGE USA Dairy Industry, Inc. (Luxembourg)†(f)	5.625%	8/15/2026	721	744,432
Ingles Markets, Inc.	5.75%	6/15/2023	262	266,639
Kraft Heinz Foods Co.	3.00%	6/1/2026	126	133,813
Simmons Foods, Inc.†	7.75%	1/15/2024	358	371,731
Total				2,558,588

Health Care Services 1.28%
Acadia Healthcare Co., Inc.	5.625%	2/15/2023	329	329,000
Centene Corp.†	5.375%	6/1/2026	553	578,515

182	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND February 28, 2021

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Health Care Services (continued)
Centene Corp.†	5.375%	8/15/2026	$106	$111,830
CommonSpirit Health	1.547%	10/1/2025	691	700,039
Fresenius Medical Care US Finance II, Inc.†	5.875%	1/31/2022	3,051	3,196,729
HCA, Inc.	5.00%	3/15/2024	724	811,179
HCA, Inc.	5.25%	4/15/2025	1,644	1,895,285
HCA, Inc.	5.25%	6/15/2026	2,453	2,871,700
HCA, Inc.	8.36%	4/15/2024	275	323,125
Molina Healthcare, Inc.	5.375%	11/15/2022	241	255,008
Select Medical Corp.†	6.25%	8/15/2026	405	433,974
Total				11,506,384

Household Equipment/Products 0.11%
Newell Brands, Inc.	4.35%	4/1/2023	926	974,615

Insurance 0.55%
Assurant, Inc.	4.20%	9/27/2023	988	1,075,421
CNO Financial Group, Inc.	5.25%	5/30/2025	2,103	2,421,926
GA Global Funding Trust†	1.625%	1/15/2026	266	268,936
Kemper Corp.	4.35%	2/15/2025	460	504,077
Peachtree Corners Funding Trust†	3.976%	2/15/2025	442	487,584
Protective Life Global Funding†	1.082%	6/9/2023	183	186,027
Total				4,943,971

Leisure 0.48%
Carnival Corp.†	11.50%	4/1/2023	2,758	3,148,685
Royal Caribbean Cruises Ltd.†	11.50%	6/1/2025	1,000	1,171,250
Total				4,319,935

Lodging 0.33%
Las Vegas Sands Corp.	3.20%	8/8/2024	1,241	1,303,699
MGM Resorts International	6.00%	3/15/2023	74	78,995
MGM Resorts International	6.75%	5/1/2025	169	181,203
Travel + Leisure Co.	5.625%	3/1/2021	398	398,000
Travel + Leisure Co.	6.60%	10/1/2025	59	66,442
Wyndham Hotels & Resorts, Inc.†	5.375%	4/15/2026	612	626,917
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.†	4.25%	5/30/2023	87	88,033
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.†	5.50%	3/1/2025	179	190,239
Total				2,933,528

See Notes to Schedule of Investments.	183

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND February 28, 2021

Investments	Interest Rate	Maturity Date		Principal Amount (000)	Fair Value
Machinery: Agricultural 0.68%
BAT Capital Corp.	3.222%	8/15/2024		$1,209	$1,300,167
BAT International Finance plc (United Kingdom)(f)	1.668%	3/25/2026		1,000	1,003,168
Imperial Brands Finance plc (United Kingdom)†(f)	3.125%	7/26/2024		1,590	1,694,143
Reynolds American, Inc.	4.45%	6/12/2025		1,850	2,066,293
Total					6,063,771

Machinery: Industrial/Specialty 0.57%
CNH Industrial Capital LLC	4.20%	1/15/2024		642	704,075
CNH Industrial Capital LLC	4.875%	4/1/2021		125	125,446
CNH Industrial NV (United Kingdom)(f)	4.50%	8/15/2023		1,303	1,423,964
Flowserve Corp.	4.00%	11/15/2023		313	330,083
Nvent Finance Sarl (Luxembourg)(f)	3.95%	4/15/2023		1,308	1,374,602
Westinghouse Air Brake Technologies Corp.	3.20%	6/15/2025		113	120,626
Westinghouse Air Brake Technologies Corp.	4.40%	3/15/2024		973	1,063,714
Total					5,142,510

Manufacturing 0.00%
Bombardier, Inc. (Canada)†(f)	8.75%	12/1/2021		41	42,572

Media 1.04%
Altice Financing SA (Luxembourg)†(f)	7.50%	5/15/2026		1,000	1,046,350
CCO Holdings LLC / CCO Holdings Capital Corp.†	5.50%	5/1/2026		94	97,375
DISH DBS Corp.	5.875%	7/15/2022		520	542,713
DISH DBS Corp.	6.75%	6/1/2021		487	492,966
iHeartCommunications, Inc.	6.375%	5/1/2026		440	466,376
NBCUniversal Enterprise, Inc.†	5.25%	–	(g)	4,280	4,328,150
Sirius XM Radio, Inc.†	3.875%	8/1/2022		1,343	1,351,394
Sirius XM Radio, Inc.†	5.375%	7/15/2026		370	383,061
Virgin Media Secured Finance plc (United Kingdom)†(f)	5.50%	8/15/2026		609	635,187
Total					9,343,572

Metal Fabricating 0.03%
Hillman Group, Inc. (The)†	6.375%	7/15/2022		242	243,613

Metals & Minerals: Miscellaneous 1.48%
Alcoa Nederland Holding BV (Netherlands)†(f)	6.75%	9/30/2024		1,950	2,026,781
Anglo American Capital plc (United Kingdom)†(f)	4.125%	4/15/2021		200	200,700
Anglo American Capital plc (United Kingdom)†(f)	5.375%	4/1/2025		3,000	3,478,535
FMG Resources August 2006 Pty Ltd. (Australia)†(f)	5.125%	3/15/2023		700	738,500
FMG Resources August 2006 Pty Ltd. (Australia)†(f)	5.125%	5/15/2024		600	649,875
Freeport-McMoRan, Inc.	3.875%	3/15/2023		117	121,944

184	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND February 28, 2021

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Metals & Minerals: Miscellaneous (continued)
Freeport-McMoRan, Inc.	4.55%		11/14/2024	$858	$946,481
Glencore Finance Canada Ltd. (Canada)†(f)	4.25%		10/25/2022	450	476,514
Glencore Funding LLC†	4.125%		5/30/2023	1,890	2,033,643
Glencore Funding LLC†	4.625%		4/29/2024	484	538,074
Kinross Gold Corp. (Canada)(f)	5.125%		9/1/2021	900	909,800
Kinross Gold Corp. (Canada)(f)	5.95%		3/15/2024	1,044	1,185,380
Novelis Corp.†	5.875%		9/30/2026	12	12,518
Total					13,318,745

Natural Gas 0.29%
National Fuel Gas Co.	3.75%		3/1/2023	515	541,329
National Fuel Gas Co.	4.90%		12/1/2021	682	697,537
National Fuel Gas Co.	5.50%		1/15/2026	1,183	1,370,493
Total					2,609,359

Oil 4.40%
Afren plc (United Kingdom)†(f)(h)	6.625%		12/9/2020	195	–	(i)
Afren plc (United Kingdom)†(f)(h)	10.25%		4/8/2019	195	–	(i)
Callon Petroleum Co.	6.25%		4/15/2023	2,360	2,206,600
Cenovus Energy, Inc. (Canada)(f)	5.375%		7/15/2025	1,024	1,160,072
Cimarex Energy Co.	4.375%		6/1/2024	878	956,095
Continental Resources, Inc.	3.80%		6/1/2024	356	365,251
Continental Resources, Inc.	4.50%		4/15/2023	872	896,739
Continental Resources, Inc.	5.00%		9/15/2022	1,416	1,417,416
Diamondback Energy, Inc.	2.875%		12/1/2024	678	718,528
Diamondback Energy, Inc.	4.75%		5/31/2025	321	362,033
Diamondback Energy, Inc.	5.375%		5/31/2025	3,698	3,825,409
Eni SpA (Italy)†(f)	4.00%		9/12/2023	660	714,815
Helmerich & Payne, Inc.	4.65%		3/15/2025	887	986,477
Hess Corp.	3.50%		7/15/2024	1,046	1,109,487
Husky Energy, Inc. (Canada)(f)	4.00%		4/15/2024	1,002	1,072,891
Laredo Petroleum, Inc.	9.50%		1/15/2025	729	693,921
Matador Resources Co.	5.875%		9/15/2026	1,332	1,300,365
MEG Energy Corp. (Canada)†(f)	6.50%		1/15/2025	1,702	1,757,315
Murphy Oil Corp.	6.875%		8/15/2024	783	795,724
Occidental Petroleum Corp.	1.644% (3 Mo. LIBOR + 1.45%	)#	8/15/2022	1,175	1,148,975
Occidental Petroleum Corp.	2.90%		8/15/2024	1,824	1,777,360
Occidental Petroleum Corp.	6.95%		7/1/2024	913	1,008,865
OGX Austria GmbH (Brazil)†(f)(h)	8.50%		6/1/2018	225	4
PDC Energy, Inc.	6.125%		9/15/2024	48	49,132

See Notes to Schedule of Investments.	185

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND February 28, 2021

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Oil (continued)
Petroleos Mexicanos (Mexico)(f)	3.871% (3 Mo. LIBOR + 3.65%	)#	3/11/2022	$976	$986,370
Petroleos Mexicanos (Mexico)(f)	4.25%		1/15/2025	809	809,202
Petroleos Mexicanos (Mexico)(f)	5.375%		3/13/2022	252	259,208
Petroleos Mexicanos (Mexico)†(f)	6.875%		10/16/2025	500	543,692
Precision Drilling Corp. (Canada)(f)	7.75%		12/15/2023	275	276,946
Reliance Industries Ltd. (India)†(f)	5.40%		2/14/2022	1,350	1,408,804
Sable Permian Resources Finance LLC†(h)	12.00%		10/1/2024	266	7,979
Saudi Arabian Oil Co. (Saudi Arabia)†(f)	1.625%		11/24/2025	400	404,744
Saudi Arabian Oil Co. (Saudi Arabia)†(f)	2.875%		4/16/2024	200	211,088
Seven Generations Energy Ltd. (Canada)†(f)	5.375%		9/30/2025	764	796,023
Seven Generations Energy Ltd. (Canada)†(f)	6.75%		5/1/2023	1,766	1,780,349
SM Energy Co.	6.125%		11/15/2022	428	423,452
SM Energy Co.†	10.00%		1/15/2025	686	773,040
Suncor Energy Ventures Corp. (Canada)†(f)	9.40%		9/1/2021	125	129,104
Suncor Energy, Inc. (Canada)(f)	9.25%		10/15/2021	2,000	2,110,153
Tengizchevroil Finance Co. International Ltd. (Kazakhstan)†(f)	2.625%		8/15/2025	730	748,503
Valero Energy Corp.	1.20%		3/15/2024	545	550,082
Valero Energy Corp.	2.70%		4/15/2023	399	416,165
Valero Energy Corp.	2.85%		4/15/2025	355	374,823
Viper Energy Partners LP†	5.375%		11/1/2027	719	758,096
WPX Energy, Inc.	5.25%		9/15/2024	754	839,767
WPX Energy, Inc.	5.25%		10/15/2027	227	242,779
WPX Energy, Inc.	5.75%		6/1/2026	299	314,772
Total					39,488,615

Oil: Crude Producers 2.00%
Cheniere Corpus Christi Holdings LLC	5.875%		3/31/2025	1,649	1,901,545
Cheniere Corpus Christi Holdings LLC	7.00%		6/30/2024	3,102	3,601,586
Energy Transfer Operating LP	4.25%		3/15/2023	506	536,634
Energy Transfer Operating LP	5.875%		1/15/2024	1,193	1,340,406
Florida Gas Transmission Co. LLC†	3.875%		7/15/2022	440	455,586
Midwest Connector Capital Co. LLC†	3.625%		4/1/2022	800	810,383
MPLX LP	1.33% (3 Mo. LIBOR + 1.10%	)#	9/9/2022	950	950,659
NGPL PipeCo LLC†	4.375%		8/15/2022	1,773	1,846,529
NOVA Gas Transmission Ltd. (Canada)(f)	7.875%		4/1/2023	500	573,910
ONEOK, Inc.	7.50%		9/1/2023	672	770,387

186	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND February 28, 2021

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Oil: Crude Producers (continued)
Sabine Pass Liquefaction LLC	5.625%		4/15/2023	$2,500	$2,725,554
Sabine Pass Liquefaction LLC	5.75%		5/15/2024	694	789,270
Sabine Pass Liquefaction LLC	5.875%		6/30/2026	750	894,987
Texas Eastern Transmission LP†	2.80%		10/15/2022	223	230,020
Western Midstream Operating LP	2.325% (3 Mo. LIBOR + 1.85%	)#	1/13/2023	493	485,473
Total					17,912,929

Oil: Integrated Domestic 0.12%
Oceaneering International, Inc.	4.65%		11/15/2024	576	574,920
TechnipFMC plc (United Kingdom)(f)	3.45%		10/1/2022	513	533,865
Total					1,108,785

Paper & Forest Products 0.04%
Suzano Austria GmbH (Brazil)†(f)	5.75%		7/14/2026	275	322,882

Real Estate Investment Trusts 1.70%
Brixmor Operating Partnership LP	3.65%		6/15/2024	424	459,304
Country Garden Holdings Co. Ltd. (China)(f)	7.125%		1/27/2022	365	378,622
EPR Properties	4.75%		12/15/2026	1,125	1,169,823
Equinix, Inc.	1.00%		9/15/2025	204	201,471
Equinix, Inc.	5.375%		5/15/2027	3,594	3,884,355
ESH Hospitality, Inc.†	5.25%		5/1/2025	619	631,909
GLP Capital LP/GLP Financing II, Inc.	5.25%		6/1/2025	1,275	1,441,668
HAT Holdings I LLC/HAT Holdings II LLC†	5.25%		7/15/2024	1,480	1,532,555
HAT Holdings I LLC/HAT Holdings II LLC†	6.00%		4/15/2025	1,207	1,268,859
Kennedy-Wilson, Inc.	5.875%		4/1/2024	65	65,780
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.†	5.25%		3/15/2022	211	212,451
SITE Centers Corp.	3.625%		2/1/2025	60	62,619
SL Green Realty Corp.	4.50%		12/1/2022	1,530	1,611,027
Tanger Properties LP	3.875%		12/1/2023	750	788,076
VEREIT Operating Partnership LP	4.625%		11/1/2025	1,394	1,593,802
Total					15,302,321

Retail 0.38%
7-Eleven, Inc.†	0.80%		2/10/2024	275	275,258
Brinker International, Inc.†	5.00%		10/1/2024	775	807,453
Kohl’s Corp.	4.25%		7/17/2025	139	151,501
L Brands, Inc.†	9.375%		7/1/2025	693	858,454

See Notes to Schedule of Investments.	187

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND February 28, 2021

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Retail (continued)
PetSmart, Inc.†	7.125%	3/15/2023	$251	$251,766
Walgreens Boots Alliance, Inc.	3.80%	11/18/2024	981	1,080,046
Total				3,424,478

Savings & Loan 0.04%
People’s United Financial, Inc.	3.65%	12/6/2022	370	387,499

Steel 0.12%
CSN Resources SA (Brazil)†(f)	7.625%	2/13/2023	475	492,817
POSCO (South Korea)†(f)	2.375%	11/12/2022	450	461,898
U.S. Steel Corp.†	12.00%	6/1/2025	114	136,994
Total				1,091,709

Technology 1.12%
Baidu, Inc. (China)(f)	3.075%	4/7/2025	200	212,066
Baidu, Inc. (China)(f)	3.875%	9/29/2023	2,248	2,421,033
Expedia Group, Inc.	5.00%	2/15/2026	1,450	1,639,690
Meituan (China)†(f)	2.125%	10/28/2025	242	245,101
Netflix, Inc.†	3.625%	6/15/2025	1,025	1,093,547
Netflix, Inc.	4.375%	11/15/2026	267	300,044
Uber Technologies, Inc.†	7.50%	5/15/2025	562	604,881
Uber Technologies, Inc.†	8.00%	11/1/2026	739	799,764
VeriSign, Inc.	4.625%	5/1/2023	930	937,556
VeriSign, Inc.	5.25%	4/1/2025	646	723,116
Weibo Corp. (China)(f)	3.50%	7/5/2024	1,000	1,059,085
Total				10,035,883

Telecommunications 0.44%
Altice France SA (France)†(f)	7.375%	5/1/2026	1,700	1,774,715
CommScope, Inc.†	5.50%	3/1/2024	344	353,500
NTT Finance Corp. (Japan)†(a)(f)	0.583%	3/1/2024	200	199,915
NTT Finance Corp. (Japan)†(a)(f)	1.162%	4/3/2026	630	627,634
T-Mobile USA, Inc.	6.50%	1/15/2026	1,000	1,032,500
Total				3,988,264

Toys 0.28%
Hasbro, Inc.	3.00%	11/19/2024	323	346,451
Mattel, Inc.	3.15%	3/15/2023	1,250	1,270,182
Mattel, Inc.†	6.75%	12/31/2025	819	861,424
Total				2,478,057

188	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND February 28, 2021

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Transportation: Miscellaneous 0.23%
Pelabuhan Indonesia III Persero PT (Indonesia)†(f)	4.50%		5/2/2023	$1,220	$1,295,109
XPO Logistics, Inc.†	6.25%		5/1/2025	750	806,475
Total					2,101,584

Wholesale 0.05%
Core & Main LP†	6.125%		8/15/2025	472	483,552
Total Corporate Bonds (cost $427,406,572)					435,058,856

FLOATING RATE LOANS(j) 3.11%

Aerospace/Defense 0.11%
Boeing Company The Term Loan	1.467% (3 Mo. LIBOR + 1.25%	)	2/7/2022	977	977,116

Air Transportation 0.19%
American Airlines, Inc. 2017 Incremental Term Loan	2.112% (1 Mo. LIBOR + 2.00%	)	12/15/2023	282	266,812
American Airlines, Inc. 2018 Term Loan B	1.878% (1 Mo. LIBOR + 1.75%	)	6/27/2025	383	348,851
American Airlines, Inc. Repriced TL B due 2023	2.115% (1 Mo. LIBOR + 2.00%	)	4/28/2023	1,141	1,075,462
Total					1,691,125

Automotive 0.03%
Ford Motor Company Unsecured Term Loan	1.87% (1 Mo. LIBOR + 1.75%	)	12/31/2022	319	311,175

Business Services 0.15%
Nutrition & Biosciences, Inc. 3 Year Delayed Draw Term Loan	2.313% (3 Mo. LIBOR + 2.13%	)	1/17/2023	496	495,379	(k)
Nutrition & Biosciences, Inc. 5 Year Delayed Draw Term Loan	2.313% (3 Mo. LIBOR + 2.13%	)	1/17/2025	878	877,335
Total					1,372,714

Computer Hardware 0.00%
Dell International LLC 2021 Term Loan B	2.00% (1 Mo. LIBOR + 1.75%	)	9/19/2025	6	5,765

See Notes to Schedule of Investments.	189

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND February 28, 2021

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Containers 0.01%
BWAY Holding Company 2017 Term Loan B	3.407% - 3.44% (1 Mo. LIBOR + 3.25% (3 Mo. LIBOR + 3.25%	) )	4/3/2024	$76	$75,107

Drugs 0.12%
NVA Holdings, Inc. 2019 Term Loan A3	2.375% (1 Mo. LIBOR + 2.25%	)	2/20/2023	1,050	1,039,500	(k)

Electrical Equipment 0.06%
Marvell Technology Group Ltd. 2018 Term Loan A	1.505% (1 Mo. LIBOR + 1.38%	)	6/4/2021	540	540,904	(k)

Entertainment 0.04%
Scientific Games International, Inc. 2018 Term Loan B5	2.865% (1 Mo. LIBOR + 2.75%	)	8/14/2024	401	394,991

Financial Services 0.05%
Delos Finance Sarl 2018 Term Loan B (Luxembourg)(f)	2.004% (3 Mo. LIBOR + 1.75%	)	10/6/2023	500	500,209

Food 0.08%
US Foods, Inc. 2016 Term Loan B	1.865% (1 Mo. LIBOR + 1.75%	)	6/27/2023	703	698,137

Government 0.17%
Seminole Tribe of Florida 2018 Term Loan B	1.865% (1 Mo. LIBOR + 1.75%	)	7/8/2024	1,515	1,517,108

Healthcare 0.04%
MPH Acquisition Holdings LLC 2016 Term Loan B	3.75% (3 Mo. LIBOR + 2.75%	)	6/7/2023	359	359,403

Insurance 0.05%
Asurion LLC 2018 Term Loan B6	3.115% (1 Mo. LIBOR + 3.00%	)	11/3/2023	484	483,964

Leisure 0.28%
Carnival Corporation USD Term Loan B (Panama)(f)	8.50% (1 Mo. LIBOR + 7.50%	)	6/30/2025	365	379,708
Hayward Industries, Inc. 1st Lien Term Loan	–	(l)	8/5/2024	2,121	2,125,740
Total					2,505,448

190	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND February 28, 2021

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Media 0.50%
Charter Communications Operating, LLC 2017 Term Loan A2	1.62% (1 Mo. LIBOR + 1.50%	)	3/31/2023	$2,256	$2,252,942	(k)
Nielsen Finance LLC USD Term Loan B4	2.119% (1 Mo. LIBOR + 2.00%	)	10/4/2023	2,222	2,222,643
Total					4,475,585

Metal Fabricating 0.00%
Alloy Finco Limited USD Holdco Term Loan PIK 13.50% (Jersey)(f)	0.50%		3/6/2025	1	656

Miscellaneous 0.16%
Reynolds Group Holdings Inc. USD 2017 Term Loan	–	(l)	2/5/2023	1,446	1,444,261

Real Estate 0.25%
Invitation Homes Operating Partnership LP 2020 Term Loan A	1.674% (1 Mo. LIBOR + 1.55%	)	1/31/2025	2,246	2,220,307

Retail 0.40%
Panera Bread Company Term Loan A	2.375% (1 Mo. LIBOR + 2.25%	)	7/18/2022	1,704	1,678,471	(k)
Petco Animal Supplies, Inc. 2017 Term Loan B	4.25% (3 Mo. LIBOR + 3.25%	)	1/26/2023	1,875	1,876,796
Total					3,555,267

Telecommunications 0.29%
CenturyLink, Inc. 2020 Term Loan A	2.115% (1 Mo. LIBOR + 2.00%	)	1/31/2025	2,274	2,264,596
Colorado Buyer Inc 2nd Lien Term Loan	–	(l)	5/1/2025	372	371,403
Total					2,635,999

Transportation: Miscellaneous 0.06%
XPO Logistics, Inc. 2018 Term Loan B	–	(l)	2/24/2025	525	525,767

Wholesale 0.07%
Core & Main LP 2017 Term Loan B	3.75% (3 Mo. LIBOR + 2.75%	)	8/1/2024	593	593,727
Total Floating Rate Loans (cost $27,986,236)					27,924,235

See Notes to Schedule of Investments.	191

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND February 28, 2021

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
FOREIGN GOVERNMENT OBLIGATIONS(f) 0.41%

Egypt 0.09%
Republic of Egypt	6.125%		1/31/2022	$375	$385,086
Republic of Egypt†	6.125%		1/31/2022	400	410,758
Total					795,844

Indonesia 0.12%
Perusahaan Penerbit SBSN†	3.75%		3/1/2023	405	428,634
Republic of Indonesia†	4.325%		5/28/2025	607	678,134
Total					1,106,768

Kenya 0.09%
Republic of Kenya†	6.875%		6/24/2024	720	800,636

Romania 0.06%
Republic of Romania†	4.875%		1/22/2024	484	540,157

Senegal 0.05%
Republic of Senegal†	8.75%		5/13/2021	401	406,004
Total Foreign Government Obligations (cost $3,556,910)					3,649,409

GOVERNMENT SPONSORED ENTERPRISES COLLATERALIZED MORTGAGE OBLIGATIONS 0.19%
Federal Home Loan Mortgage Corp. K061 X1 IO	0.176%	#(m)	11/25/2026	15,206	156,168
Federal Home Loan Mortgage Corp. Q001 XA IO	2.179%	#(m)	2/25/2032	1,320	154,060
Government National Mortgage Assoc. 2013-171 IO	0.844%	#(m)	6/16/2054	2,589	100,404
Government National Mortgage Assoc. 2013-193 IO	0.445%	#(m)	1/16/2055	262	22,990
Government National Mortgage Assoc. 2014-112 A	3.00%	#(m)	1/16/2048	189	198,858
Government National Mortgage Assoc. 2014-15 IO	0.403%	#(m)	8/16/2054	1,378	46,280
Government National Mortgage Assoc. 2014-64 IO	1.024%	#(m)	12/16/2054	14,025	558,072
Government National Mortgage Assoc. 2015-19 AD	2.90%		10/16/2055	73	74,639
Government National Mortgage Assoc. 2015-41 AD	2.90%	#(m)	8/16/2055	55	55,910
Government National Mortgage Assoc. 2017-74 AS	2.60%		10/16/2057	345	358,608
Total Government Sponsored Enterprises Collateralized Mortgage Obligations (cost $2,511,736)					1,725,989

192	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND February 28, 2021

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
GOVERNMENT SPONSORED ENTERPRISES PASS-THROUGHS 0.36%
Federal Home Loan Mortgage Corp.	2.14% (12 Mo. LIBOR + 1.64%	)#	11/1/2043	$392	$406,131
Federal Home Loan Mortgage Corp.	2.386% (12 Mo. LIBOR + 1.96%	)#	2/1/2037	90	95,730
Federal Home Loan Mortgage Corp.	2.454% (12 Mo. LIBOR + 1.79%	)#	5/1/2036	34	35,655
Federal Home Loan Mortgage Corp.	2.456% (12 Mo. LIBOR + 1.78%	)#	10/1/2038	27	28,156
Federal Home Loan Mortgage Corp.	2.498% (12 Mo. LIBOR + 1.78%	)#	12/1/2036	104	110,366
Federal Home Loan Mortgage Corp.	2.702% (12 Mo. LIBOR + 1.72%	)#	4/1/2037	36	38,013
Federal Home Loan Mortgage Corp.	2.824% (12 Mo. LIBOR + 1.93%	)#	9/1/2036	103	109,747
Federal Home Loan Mortgage Corp.	2.953% (12 Mo. LIBOR + 1.66%	)#	2/1/2038	133	141,164
Federal National Mortgage Assoc.	2.295% (12 Mo. LIBOR + 1.51%	)#	10/1/2035	104	109,726
Federal National Mortgage Assoc.	2.304% (12 Mo. LIBOR + 1.81%	)#	12/1/2040	53	55,701
Federal National Mortgage Assoc.	2.332% (12 Mo. LIBOR + 1.15%	)#	6/1/2038	121	125,503
Federal National Mortgage Assoc.	2.345% (12 Mo. LIBOR + 1.80%	)#	12/1/2040	90	94,521
Federal National Mortgage Assoc.	2.382% (12 Mo. LIBOR + 1.80%	)#	10/1/2040	26	27,196
Federal National Mortgage Assoc.	2.417% (12 Mo. LIBOR + 1.52%	)#	3/1/2039	64	67,385
Federal National Mortgage Assoc.	2.448% (1 Yr Treasury CMT + 2.19%	)#	3/1/2038	14	14,407
Federal National Mortgage Assoc.	2.497% (12 Mo. LIBOR + 1.82%	)#	4/1/2040	42	44,248
Federal National Mortgage Assoc.	2.53% (12 Mo. LIBOR + 1.61%	)#	8/1/2037	9	9,148
Federal National Mortgage Assoc.	2.604% (12 Mo. LIBOR + 1.63%	)#	9/1/2038	74	78,351
Federal National Mortgage Assoc.	2.622% (12 Mo. LIBOR + 1.65%	)#	8/1/2038	21	22,054
Federal National Mortgage Assoc.	2.626% (1 Yr Treasury CMT + 2.20%	)#	1/1/2038	75	80,297
Federal National Mortgage Assoc.	2.669% (12 Mo. LIBOR + 1.60%	)#	12/1/2045	186	195,389

See Notes to Schedule of Investments.	193

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND February 28, 2021

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
GOVERNMENT SPONSORED ENTERPRISES PASS-THROUGHS (continued)
Federal National Mortgage Assoc.	2.706% (12 Mo. LIBOR + 1.60%	)#	12/1/2045	$521	$546,214
Federal National Mortgage Assoc.	2.77% (12 Mo. LIBOR + 1.79%	)#	3/1/2042	517	542,245
Federal National Mortgage Assoc.	2.785% (12 Mo. LIBOR + 1.60%	)#	10/1/2045	178	186,032
Federal National Mortgage Assoc.	3.342% (12 Mo. LIBOR + 1.88%	)#	12/1/2038	37	39,057
Total Government Sponsored Enterprises Pass-Throughs (cost $3,169,476)					3,202,436

MUNICIPAL BONDS 0.17%
Miscellaneous IL State GO	6.20%		7/1/2021	100	101,438
New York Transportation Development Corp., Revenue Bond	1.36%		12/1/2021	110	110,376
New York Transportation Development Corp., Revenue Bond	1.61%		12/1/2022	110	111,218
State of Illinois	4.95%		6/1/2023	815	846,309
State of Illinois	6.125%		7/1/2021	385	390,440
Total Municipal Bonds (cost $1,540,326)					1,559,781

NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES 12.63%
Angel Oak Mortgage Trust 2020-1 A1†	2.466%	#(m)	12/25/2059	399	404,907
Angel Oak Mortgage Trust 2020-6 A1†	1.261%	#(m)	5/25/2065	422	425,861
AOA Mortgage Trust 2015-1177 A†	2.957%		12/13/2029	310	312,814
AREIT Trust 2018-CRE2 A†	1.086% (1 Mo. LIBOR + .98%	)#	11/14/2035	457	457,994
Atrium Hotel Portfolio Trust 2017-ATRM B†	1.612% (1 Mo. LIBOR + 1.50%	)#	12/15/2036	842	832,366
Atrium Hotel Portfolio Trust 2018-ATRM B†	1.542% (1 Mo. LIBOR + 1.43%	)#	6/15/2035	907	905,736
Atrium Hotel Portfolio Trust 2018-ATRM C†	1.762% (1 Mo. LIBOR + 1.65%	)#	6/15/2035	288	283,060
BB-UBS Trust 2012-TFT B†	3.468%	#(m)	6/5/2030	2,149	1,675,344
BB-UBS Trust 2012-TFT C†	3.468%	#(m)	6/5/2030	3,000	1,973,977
BBCMS Trust 2013-TYSN C†	3.821%		9/5/2032	260	258,333
BBCMS Trust 2015-VFM A1†	2.466%		3/10/2036	285	281,573
BBCMS Trust 2015-VFM X IO†	0.376%	#(m)	3/12/2036	87,944	1,111,618
BBCMS Trust 2018-BXH A†	1.112% (1 Mo. LIBOR + 1.00%	)#	10/15/2037	1,492	1,496,508
Benchmark Mortgage Trust 2021 B23 A2	1.62%		2/15/2054	400	408,025

194	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND February 28, 2021

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
BWAY Mortgage Trust 2013-1515 XB IO†	0.403%	#(m)	3/10/2033	$47,800	$743,830
BX 2021-MFM1 A†	0.812% (1 Mo. LIBOR + .70%	)#	1/15/2034	140	140,978
BX Trust 2017-SLCT D†	2.162% (1 Mo. LIBOR + 2.05%	)#	7/15/2034	939	940,286
CFCRE Commercial Mortgage Trust 2011-C2 AJ†	5.74%	#(m)	12/15/2047	204	207,183
CFCRE Commercial Mortgage Trust 2016-C4 A4	3.283%		5/10/2058	1,000	1,095,630
CFCRE Commercial Mortgage Trust 2016-C4 XA IO	1.668%	#(m)	5/10/2058	950	64,793
CFCRE Commercial Mortgage Trust 2016-C6 XA IO	1.118%	#(m)	11/10/2049	2,722	140,575
CFCRE Commercial Mortgage Trust 2016-C7 XA IO	0.711%	#(m)	12/10/2054	3,630	128,947
CFCRE Commercial Mortgage Trust 2018-TAN A†	4.236%		2/15/2033	3,500	3,654,519
CGRBS Commercial Mortgage Trust 2013-VN05 A†	3.369%		3/13/2035	1,000	1,045,975
CHT Mortgage Trust 2017-CSMO B†	1.512% (1 Mo. LIBOR + 1.40%	)#	11/15/2036	288	288,654
Citigroup Commercial Mortgage Trust 2013-375P A IO	0.366%	#(m)	6/10/2048	5,780	82,486
Citigroup Commercial Mortgage Trust 2014-GC23 XB IO	0.212%	#(m)	7/10/2047	3,452	25,659
Citigroup Mortgage Loan Trust 2013-2 5A1†	0.288%	#(m)	7/25/2036	9	9,317
COMM Mortgage Trust 2015-LC21 A4	3.708%		7/10/2048	207	228,741
COMM Mortgage Trust 2020-SBX A†	1.67%		1/10/2038	255	257,681
Commercial Mortgage Pass-Through Certificates 2010-C1 C†	5.457%	#(m)	7/10/2046	22	21,999
Commercial Mortgage Pass-Through Certificates 2012-CR3 B†	3.922%		10/15/2045	617	616,249
Commercial Mortgage Pass-Through Certificates 2012-CR4 XA IO	1.695%	#(m)	10/15/2045	4,270	92,153
Commercial Mortgage Pass-Through Certificates 2012-LTRT A1†	2.15%		10/5/2030	283	279,411
Commercial Mortgage Pass-Through Certificates 2012-LTRT A2†	3.40%		10/5/2030	1,080	1,052,001
Commercial Mortgage Pass-Through Certificates 2013-CR7 XA IO	1.206%	#(m)	3/10/2046	4,514	91,875

See Notes to Schedule of Investments.	195

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND February 28, 2021

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Commercial Mortgage Pass-Through Certificates 2013-CR8 XA IO	0.40%	#(m)	6/10/2046	$13,356	$99,021
Commercial Mortgage Pass-Through Certificates 2013-GAM A2†	3.367%		2/10/2028	94	93,457
Commercial Mortgage Pass-Through Certificates 2013-SFS A1†	1.873%		4/12/2035	244	244,795
Commercial Mortgage Pass-Through Certificates 2014-CR19 XA IO	0.971%	#(m)	8/10/2047	2,368	63,489
Commercial Mortgage Pass-Through Certificates 2014-FL5 B†	1.513% (1 Mo. LIBOR + 2.15%	)#	10/15/2031	15	14,380
Commercial Mortgage Pass-Through Certificates 2014-UBS5 A4	3.838%		9/10/2047	600	658,536
Commercial Mortgage Pass-Through Certificates 2016-GCT C IO	1.384%	#(m)	8/10/2049	860	52,348
Commercial Mortgage Pass-Through Certificates 2016-GCT XA IO†	0.90%		8/10/2029	101,317	104,387
Credit Suisse Commercial Mortgage Securities Corp. 2019-SKLZ A IO†	0.54%	#(m)	9/15/2037	39,135	749,045
Credit Suisse Mortgage Capital Certificates 2016-NXSR XB IO	0.106%	#(m)	12/15/2049	20,135	274,829
Credit Suisse Mortgage Capital Certificates 2017-LSTK B†	3.03%		4/5/2033	350	349,301
Credit Suisse Mortgage Capital Certificates 2017-LSTK C†	3.229%		4/5/2033	250	249,052
Credit Suisse Mortgage Capital Certificates 2017-MOON B†	3.197%	#(m)	7/10/2034	200	202,357
Credit Suisse Mortgage Capital Certificates 2020-AFC1 A1†	2.24%	#(m)	2/25/2050	905	923,866
Credit Suisse Mortgage Capital Certificates 2020-SPT1 A1†	1.616%		4/25/2065	633	637,888
Credit Suisse Mortgage Capital Certificates Trust 2017-PFHP A†	1.062% (1 Mo. LIBOR + .95%	)#	12/15/2030	502	498,158
CSAIL Commercial Mortgage Trust 2015-C2 XB IO†	Zero Coupon	#(m)	6/15/2057	82,732	179,528
CSAIL Commercial Mortgage Trust 2015-C4 A2 IO	1.466%	#(m)	8/10/2049	9,586	621,252
CSAIL Commercial Mortgage Trust 2016-C7 XA IO	0.949%	#(m)	11/15/2049	4,313	180,324
CSMC 2021-NQM1 A1†	0.809%	#(m)	5/25/2065	1,399	1,399,833
CSMC Trust 2021-AFC1 A1†	0.83%	#(m)	3/25/2056	870	874,506	(d)

196	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND February 28, 2021

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
DBGS Mortgage Trust 2018-BIOD A†	0.915% (1 Mo. LIBOR + .80%	)#	5/15/2035	$1,259	$1,261,664
DBUBS Mortgage Trust 2011-LC2A B†	4.998%	#(m)	7/10/2044	175	175,851
DBWF Mortgage Trust 2015-LCM A1†	2.998%		6/10/2034	311	308,976
DBWF Mortgage Trust 2015-LCM XA IO†	0.423%	#(m)	6/10/2034	621	7,650
DBWF Mortgage Trust 2016-85T XA IO†	0.014%	#(m)	12/10/2036	61,529	178,434
DBWF Mortgage Trust 2018-AMXP B†	3.996%	#(m)	5/5/2035	1,500	1,515,786
DBWF Mortgage Trust 2018-AMXP C†	3.83%	#(m)	5/5/2035	1,000	1,004,205
DBWF Mortgage Trust 2018-GLKS A†	1.141% (1 Mo. LIBOR + 1.03%	)#	12/19/2030	704	706,850
Deephaven Residential Mortgage Trust 2020-1 A1†	2.339%	#(m)	1/25/2060	555	563,194
Ellington Financial Mortgage Trust 2017-1 2021-1 A1†	0.797%	#(m)	2/25/2066	250	251,745
Fontainebleau Miami Beach Trust 2019-FBLU A†	3.144%		12/10/2036	761	807,473
Fontainebleau Miami Beach Trust 2019-FBLU B†	3.447%		12/10/2036	335	351,098
GCAT Trust 2020-NQM1 A1†	2.247%		1/25/2060	417	426,768
Great Wolf Trust 2019-WOLF A†	1.146% (1 Mo. LIBOR + 1.03%	)#	12/15/2036	337	337,490
Great Wolf Trust 2019-WOLF B†	1.446% (1 Mo. LIBOR + 1.33%	)#	12/15/2036	320	319,921
Great Wolf Trust 2019-WOLF C†	1.745% (1 Mo. LIBOR + 1.63%	)#	12/15/2036	445	441,632
GS Mortgage Securities Corp. II 2012-TMSQ A†	3.007%		12/10/2030	1,300	1,332,191
GS Mortgage Securities Corp. Trust 2017-GPTX A†	2.856%		5/10/2034	1,159	1,154,931
GS Mortgage Securities Corp. Trust 2017-GPTX B†	3.104%		5/10/2034	1,060	1,030,051
GS Mortgage Securities Corp. Trust 2017-SLP A†	3.419%		10/10/2032	1,300	1,332,610
GS Mortgage Securities Corp. Trust 2017-STAY A†	1.212% (1 Mo. LIBOR + 1.10%	)#	7/15/2032	888	888,666
GS Mortgage Securities Corp. Trust 2017-STAY B†	1.462% (1 Mo. LIBOR + 1.35%	)#	7/15/2032	313	313,256
GS Mortgage Securities Corp. Trust 2017-STAY C†	1.712% (1 Mo. LIBOR + 1.60%	)#	7/15/2032	225	224,658

See Notes to Schedule of Investments.	197

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND February 28, 2021

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
GS Mortgage Securities Corp. Trust 2018-RIVR A†	1.062% (1 Mo. LIBOR + .95%	)#	7/15/2035	$2,356	$2,357,669
GS Mortgage Securities Corp. Trust 2019-70P A†	1.112% (1 Mo. LIBOR + 1.00%	)#	10/15/2036	1,000	1,003,323
GS Mortgage Securities Corp. Trust 2019-70P B†	1.432% (1 Mo. LIBOR + 1.32%	)#	10/15/2036	657	653,284
GS Mortgage Securities Trust 2012-GCJ7 B	4.74%		5/10/2045	259	268,906
GS Mortgage Securities Trust 2012-GCJ9 XA IO	1.93%	#(m)	11/10/2045	1,344	32,328
GS Mortgage Securities Trust 2013-G1 A2†	3.557%	#(m)	4/10/2031	2,584	2,582,884
GS Mortgage Securities Trust 2013-GC12 B	3.777%	#(m)	6/10/2046	1,000	1,047,278
GS Mortgage Securities Trust 2013-GC12 XA IO	1.405%	#(m)	6/10/2046	18,060	444,684
GS Mortgage Securities Trust 2015-GS1 XA IO	0.762%	#(m)	11/10/2048	1,045	32,766
HMH Trust 2017-NSS A†	3.062%		7/5/2031	974	972,088
HMH Trust 2017-NSS B†	3.343%		7/5/2031	629	601,339
HMH Trust 2017-NSS C†	3.787%		7/5/2031	469	449,775
HMH Trust 2017-NSS D†	4.723%		7/5/2031	618	601,280	(d)
Hudsons Bay Simon JV Trust 2015-HB7 B7†	4.666%		8/5/2034	1,200	1,045,023
Hudsons Bay Simon JV Trust 2015-HB7 D7†	5.159%	#(m)	8/5/2034	559	387,085
Hudsons Bay Simon JV Trust 2015-HBFL CFL†	2.913% (1 Mo. LIBOR + 2.80%	)#	8/5/2034	1,961	1,636,528
Irvine Core Office Trust 2013-IRV A2†	3.173%	#(m)	5/15/2048	1,532	1,613,292
JPMorgan Chase Commercial Mortgage Securities Corp. 2018 AON XA IO†	0.485%	#(m)	7/5/2031	129,394	1,495,329
JPMorgan Chase Commercial Mortgage Securities Corp. 2018 AON XB IO†	0.154%	#(m)	7/5/2031	50,413	230,846
JPMorgan Chase Commercial Mortgage Securities Trust 2012-C6 B	4.819%	#(m)	5/15/2045	253	260,500
JPMorgan Chase Commercial Mortgage Securities Trust 2012-C8 A3	2.829%		10/15/2045	878	902,506
JPMorgan Chase Commercial Mortgage Securities Trust 2012-WLDN A†	3.905%		5/5/2030	5,748	4,398,566

198	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND February 28, 2021

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
JPMorgan Chase Commercial Mortgage Securities Trust 2012-WLDN B†	4.342%	#(m)	5/5/2030	$1,254	$754,275
JPMorgan Chase Commercial Mortgage Securities Trust 2013-C10 XA IO	0.954%	#(m)	12/15/2047	7,977	117,969
JPMorgan Chase Commercial Mortgage Securities Trust 2013-C12 XA IO	0.468%	#(m)	7/15/2045	4,553	36,952
JPMorgan Chase Commercial Mortgage Securities Trust 2013-LC11 XA IO	1.245%	#(m)	4/15/2046	1,292	27,606
JPMorgan Chase Commercial Mortgage Securities Trust 2014-C19 A2	3.046%		4/15/2047	4	4,371
JPMorgan Chase Commercial Mortgage Securities Trust 2014-C24 XA IO	0.916%	#(m)	11/15/2047	2,565	55,687
JPMorgan Chase Commercial Mortgage Securities Trust 2014-DSTY A†	3.429%		6/10/2027	5,000	3,501,272
JPMorgan Chase Commercial Mortgage Securities Trust 2014-DSTY XA IO†	0.376%	#(m)	6/10/2027	2,906	116
JPMorgan Chase Commercial Mortgage Securities Trust 2014-DSTY XB IO†	0.034%	#(m)	6/10/2027	1,292	13
JPMorgan Chase Commercial Mortgage Securities Trust 2015-C28 A2 IO	0.678%	#(m)	12/15/2049	3,743	95,070
JPMorgan Chase Commercial Mortgage Securities Trust 2015-C29 XA IO	0.653%	#(m)	5/15/2048	1,858	44,036
JPMorgan Chase Commercial Mortgage Securities Trust 2016-WIKI C IO†	0.657%	#(m)	10/5/2031	1,432	1,060
JPMorgan Chase Commercial Mortgage Securities Trust 2016-WIKI D IO	1.052%	#(m)	9/15/2050	8,229	397,270
JPMorgan Chase Commercial Mortgage Securities Trust 2016-WIKI XA IO†	1.211%	#(m)	10/5/2031	2,367	2,793
JPMorgan Chase Commercial Mortgage Securities Trust 2017-MARK B†	3.795%		6/5/2032	608	606,584
JPMorgan Chase Commercial Mortgage Securities Trust 2017-MARK C†	4.036%	#(m)	6/5/2032	452	444,937
JPMorgan Chase Commercial Mortgage Securities Trust 2017-MARK X IO†	0.527%	#(m)	6/5/2032	32,692	189,270
JPMorgan Chase Commercial Mortgage Securities Trust 2018 WPT XBFX IO†	0.377%	#(m)	7/5/2033	95,152	883,962
JPMorgan Chase Commercial Mortgage Securities Trust 2018-LAQ B†	1.412% (1 Mo. LIBOR + 1.30%	)#	6/15/2032	998	1,000,579
JPMorgan Chase Commercial Mortgage Securities Trust 2018-LAQ C†	1.712% (1 Mo. LIBOR + 1.60%	)#	6/15/2032	804	805,939

See Notes to Schedule of Investments.	199

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND February 28, 2021

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
JPMorgan Chase Commercial Mortgage Securities Trust 2018-PTC A†	1.312% (1 Mo. LIBOR + 1.20%	)#	4/15/2031	$658	$647,023
JPMorgan Chase Commercial Mortgage Securities Trust 2018-PTC B†	2.012% (1 Mo. LIBOR + 1.90%	)#	4/15/2031	449	442,732
JPMorgan Chase Commercial Mortgage Securities Trust 2018-PTC C†	2.412% (1 Mo. LIBOR + 2.30%	)#	4/15/2031	332	328,058
JPMorgan Chase Commercial Mortgage Securities Trust 2018-WPT AFL†	1.063% (1 Mo. LIBOR + .95%	)#	7/5/2033	901	902,707
JPMorgan Chase Commercial Mortgage Securities Trust 2018-WPT CFL†	1.763% (1 Mo. LIBOR + 1.65%	)#	7/5/2033	323	323,967
KKR Industrial Portfolio Trust 2021-KDIP A†	0.662% (1 Mo. LIBOR + .55%	)#	12/15/2037	700	699,839
LSTAR Commercial Mortgage Trust 2016-4 XA IO†	1.77%	#(m)	3/10/2049	1,220	59,293
LSTAR Commercial Mortgage Trust 2016-4 XB IO†	0.634%	#(m)	3/10/2049	19,753	585,874
LSTAR Commercial Mortgage Trust 2017-5 A2†	2.776%		3/10/2050	756	764,874
LSTAR Commercial Mortgage Trust 2017-5 A3†	4.50%		3/10/2050	2,100	2,238,085
Morgan Stanley Bank of America Merrill Lynch Trust 2012-CKSV A2†	3.277%		10/15/2030	2,090	2,074,324
Morgan Stanley Bank of America Merrill Lynch Trust 2012-CKSV A2 IO	0.564%	#(m)	7/15/2050	5,668	121,460
Morgan Stanley Bank of America Merrill Lynch Trust 2013-C7 A4 IO	1.355%	#(m)	11/15/2049	4,634	257,422
Morgan Stanley Bank of America Merrill Lynch Trust 2013-C8 B	3.559%	#(m)	12/15/2048	1,000	1,038,004
Morgan Stanley Bank of America Merrill Lynch Trust 2016-C29 A4	3.325%		5/15/2049	1,000	1,095,983
Morgan Stanley Capital Barclays Bank Trust 2016-MART C†	2.817%		9/13/2031	500	496,761
Morgan Stanley Capital Barclays Bank Trust 2016-MART XCP IO†	Zero Coupon	#(m)	9/13/2031	188,074	1,881
Morgan Stanley Capital I Trust 2012-C4 XA IO†	2.057%	#(m)	3/15/2045	12,389	148,733
Morgan Stanley Capital I Trust 2012-STAR A1†	2.084%		8/5/2034	282	280,924

200	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND February 28, 2021

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Morgan Stanley Capital I Trust 2014-CPT XA IO†	0.089%	#(m)	7/13/2029	$60,000	$27,000
Morgan Stanley Capital I Trust 2016-UB11 XA IO	1.506%	#(m)	8/15/2049	4,091	240,552
MSCG Trust 2015-ALDR A1†	2.612%		6/7/2035	313	309,425
New Residential Mortgage Loan Trust 2020-NQM1 A1†	2.464%	#(m)	1/26/2060	392	400,408
One New York Plaza Trust 2020-1NYP A†	1.062% (1 Mo. LIBOR + .95%	)#	1/15/2026	1,300	1,309,335
One New York Plaza Trust 2020-1NYP AJ†	1.362% (1 Mo. LIBOR + 1.25%	)#	1/15/2026	700	705,959
PFP Ltd. 2019-6 A†	1.156% (1 Mo. LIBOR + 1.05%	)#	4/14/2037	1,138	1,140,679
RBS Commercial Funding, Inc. Trust 2013-GSP A†	3.834%	#(m)	1/15/2032	592	628,331
ReadyCap Commercial Mortgage Trust 2018-4 A†	3.39%		2/27/2051	841	873,010
ReadyCap Commercial Mortgage Trust 2019-6 A†	2.833%		10/25/2052	928	948,733
Residential Mortgage Loan Trust 2020-1 A1†	2.376%	#(m)	2/25/2024	266	270,709
RETL 2019-RVP C†	2.212% (1 Mo. LIBOR + 2.10%	)#	3/15/2036	460	458,331
SLIDE 2018-FUN A†	1.012% (1 Mo. LIBOR + .90%	)#	6/15/2031	1,422	1,422,890
SLIDE 2018-FUN B†	1.362% (1 Mo. LIBOR + 1.25%	)#	6/15/2031	315	312,355
SLIDE 2018-FUN C†	1.662% (1 Mo. LIBOR + 1.55%	)#	6/15/2031	256	251,772
SLIDE 2018-FUN XCP IO†	Zero Coupon	#(m)	12/15/2020	33,928	339	(d)
Starwood Mortgage Residential Trust 2020-1 A1†	2.275%	#(m)	2/25/2050	544	555,491
Structured Asset Securities Corp. 2006-3H 1A3	5.75%		12/25/2035	41	43,113	(d)
UBS-BAMLL Trust 2012-WRM A†	3.663%		6/10/2030	1,250	1,262,233
UBS-Barclays Commercial Mortgage Trust 2012-C2 A4	3.525%		5/10/2063	305	313,855
UBS-Barclays Commercial Mortgage Trust 2012-C3 A4 IO†	0.914%	#(m)	3/10/2046	8,589	113,955
UBS-Barclays Commercial Mortgage Trust 2013-C5 B†	3.649%	#(m)	3/10/2046	635	646,787

See Notes to Schedule of Investments.	201

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND February 28, 2021

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
UBS-Barclays Commercial Mortgage Trust 2013-C6 XA IO†	1.104%	#(m)	4/10/2046	$16,656	$291,443
Verus Securitization Trust 2020-1 A1†	2.417%		1/25/2060	616	628,412
Verus Securitization Trust 2020-4 A1†	1.502%		5/25/2065	503	508,793
Verus Securitization Trust 2020-5 A1†	1.218%		5/25/2065	393	394,958
Verus Securitization Trust 2021-1 A1†	0.815%	#(m)	1/25/2066	780	780,303
Waikiki Beach Hotel Trust 2019-WBM D†	2.142% (1 Mo. LIBOR + 2.03%	)#	12/15/2033	1,100	1,083,034
Wells Fargo Commercial Mortgage Trust 2010-C1 C IO	0.009%	#(m)	6/15/2048	58,000	114,608
Wells Fargo Commercial Mortgage Trust 2015-C29 XA IO	0.61%	#(m)	6/15/2048	3,545	81,543
Wells Fargo Commercial Mortgage Trust 2015-NXS4 A2A IO	1.737%	#(m)	8/15/2049	1,682	127,568
Wells Fargo Commercial Mortgage Trust 2016-C32 A4	3.56%		1/15/2059	1,000	1,106,371
Wells Fargo Commercial Mortgage Trust 2016-LC24 XB IO	1.002%	#(m)	10/15/2049	7,057	351,528
Wells Fargo Commercial Mortgage Trust 2018-C44 A2	4.178%		5/15/2051	675	720,837
West Town Mall Trust 2017-KNOX B†	4.322%		7/5/2030	679	682,428
West Town Mall Trust 2017-KNOX B IO†	0.373%	#(m)	7/5/2030	34,270	128,929
West Town Mall Trust 2017-KNOX C†	4.346%	#(m)	7/5/2030	500	494,519
West Town Mall Trust 2017-KNOX D†	4.346%	#(m)	7/5/2030	625	613,132
WF-RBS Commercial Mortgage Trust 2011-C2 A4 IO†	1.299%	#(m)	6/15/2045	9,945	95,493
WF-RBS Commercial Mortgage Trust 2012-C7 A2	3.431%		6/15/2045	790	810,766
WF-RBS Commercial Mortgage Trust 2012-C7 B	4.739%	#(m)	6/15/2045	300	280,955
WF-RBS Commercial Mortgage Trust 2012-C9 A3	2.87%		11/15/2045	176	181,712
WF-RBS Commercial Mortgage Trust 2013-C11 AS	3.311%		3/15/2045	1,166	1,213,092
WF-RBS Commercial Mortgage Trust 2013-C13 XA IO†	1.185%	#(m)	5/15/2045	9,237	192,445
WF-RBS Commercial Mortgage Trust 2014-C21 XB IO	0.64%	#(m)	8/15/2047	15,000	318,335
Total Non-Agency Commercial Mortgage-Backed Securities (cost $119,498,476)					113,373,960

202	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND February 28, 2021

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Fair Value
U.S. TREASURY OBLIGATIONS 12.59%
U.S. Treasury Bill	Zero Coupon	7/29/2021	$62,227		$62,216,629
U.S. Treasury Note	0.125%	10/31/2022	16,172		16,173,263
U.S. Treasury Note	0.125%	1/31/2023	17,009		17,008,336
U.S. Treasury Note	0.375%	11/30/2025	17,830		17,581,355
Total U.S. Treasury Obligations (cost $113,185,259)					112,979,583

	Exercise Price	Expiration Date	Shares (000)

WARRANT 0.00%

Miscellaneous
UTEX Industries, Inc.* (cost $417)	$114.76	12/3/2025	–	(e)	417	(i)
Total Long-Term Investments (cost $850,062,016)					851,140,237

	Interest Rate	Maturity Date	Principal Amount (000)

SHORT-TERM INVESTMENTS 3.85%

COMMERCIAL PAPER 0.94%

Automobiles 0.25%
American Honda Finance Corp	0.203%	3/9/2021	$299		298,987
General Motors Financial Co., Inc.	0.345%	3/11/2021	250		249,976
General Motors Financial Co., Inc.	0.385%	3/3/2021	983		982,979
General Motors Financial Co., Inc.	0.385%	3/8/2021	250		249,982
General Motors Financial Co., Inc.	0.762%	4/1/2021	441		440,715
Total					2,222,639

Chemicals 0.03%
Lyondellbasell Invest	0.223%	3/10/2021	261		260,986

Computer Software 0.05%
Fidelity National Information Services, Inc.	0.233%	3/22/2021	465		464,938

Drugs 0.06%
Viatris, Inc.	0.711%	3/22/2021	547		546,777

See Notes to Schedule of Investments.	203

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND February 28, 2021

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Electric: Power 0.07%
Exelon Generation Co. LLC	0.355%	3/4/2021	$250	$249,993
Exelon Generation Co. LLC	0.355%	3/4/2021	361	360,989
Total				610,982

Food 0.03%
Conagra Brands, Inc.	0.325%	4/8/2021	260	259,912

Health Care Services 0.11%
Humana, Inc.	0.203%	3/8/2021	250	249,990
Humana, Inc.	0.223%	4/12/2021	786	785,798
Total				1,035,788

Oil: Crude Producers 0.29%
Energy Transfer Partners LP	0.507%	3/1/2021	393	393,000
Energy Transfer Partners LP	0.507%	3/1/2021	2,185	2,185,000
Total				2,578,000

Retail 0.05%
Dollarama, Inc.	0.213%	3/5/2021	250	249,994
Dollarama, Inc.	0.233%	4/6/2021	250	249,943
Total				499,937
Total Commercial Paper (cost $8,479,959)				8,479,959

REPURCHASE AGREEMENT 2.91%
Repurchase Agreement dated 2/26/2021, 0.00% due 3/1/2021 with Fixed Income Clearing Corp. collateralized by $26,694,700 of U.S. Treasury Note at 0.125% due 12/31/2022; value: $26,673,873; proceeds: $26,150,774 (cost $26,150,774)			26,151	26,150,774
Total Short-Term Investments (cost $34,630,733)				34,630,733
Total Investments in Securities 98.67% (cost $884,692,749)				885,770,970
Foreign Cash and Other Assets in Excess Liabilities(n) 1.33%				11,901,951
Net Assets 100.00%				$897,672,921

CAD	Canadian dollar.
CMT	Constant Maturity Rate.
CPI	Consumer Price Index: Rate fluctuate based on CPI.
IO	Interest Only.
LIBOR	London Interbank Offered Rate.
PIK	Payment-in-kind.
SOFR	Secured Over Night Financing Rate.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers. At February 28, 2021, the total value of Rule 144A securities was $385,391,702, which represents 42.93% of net assets.

204	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND February 28, 2021

#	Variable rate security. The interest rate represents the rate in effect at February 28, 2021.
*	Non-income producing security.
(a)	Securities purchased on a when-issued basis.
(b)	Variable Rate is Fixed to Float: Rate remains fixed or at Zero Coupon until designated future date.
(c)	Investment in non-U.S. dollar denominated securities.
(d)	Level 3 Investment as described in Note 2(b) in the Notes to Financials. Security valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 investments.
(e)	Amount represents less than 1,000 shares.
(f)	Foreign security traded in U.S. dollars.
(g)	Security is perpetual in nature and has no stated maturity.
(h)	Defaulted (non-income producing security).
(i)	Level 3 Investment as described in Note 2(b) in the Notes to Financials. Security fair valued by the Pricing Committee.
(j)	Floating Rate Loans in which the Fund invests generally pay interest at rates which are periodically re-determined at a margin above the London Interbank Offered Rate (“LIBOR”) or the prime rate offered by major U.S. banks. The rate(s) shown is the rate(s) in effect at February 28, 2021.
(k)	Level 3 Investment as described in Note 2(b) in the Notes to Financials. Floating Rate Loans categorized as Level 3 are valued based on a single quotation obtained from a dealer. Accounting principles generally accepted in the United States of America do not require the Fund to create quantitative unobservable inputs that were not developed by the Fund. Therefore, the Fund does not have access to unobservable inputs and cannot disclose such inputs in the valuation.
(l)	Interest rate to be determined.
(m)	Interest rate is based on the weighted average interest rates of the underlying mortgages within the mortgage pool.
(n)	Foreign Cash and Other Assets in Excess Liabilities include net unrealized appreciation/depreciation on forward foreign currency exchange contracts, futures contracts and swaps as follows:

Centrally Cleared Credit Default Swaps on Index/Issuer - Sell Protection at February 28, 2021(1):

Referenced Index/Issuer	Central Clearing party	Fund Receives (Quarterly)	Termination Date	Notional Amount	Notional Value	Payments Upfront(2)	Unrealized Appreciation/ Depreciation(3)
Markit CDX. NA.HY.35(4)(5)	Credit Suisse	5.00%	12/20/2025	$1,150,000	$1,245,482	$102,971	$(7,489)
Petroleos Mexicanos(4)(6)	Credit Suisse	1.00%	6/20/2021	1,319,604	1,317,301	(4,432)	2,129
						$98,539	$(5,360)

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities.
(2)	Upfront payments received by Central Clearing Party are presented net of amortization.
(3)	Total unrealized appreciation on Credit Default Swaps on Index/Issuer amounted to $2,129. Total unrealized depreciation on Credit Default Swaps on Index/Issuer amounted to $7,489.
(4)	Central Clearinghouse: Intercontinental Exchange (ICE).
(5)	The Referenced Index is for the Centrally Cleared Credit Default Swaps on Indexes, which is comprised of a basket of high yield securities.
(6)	Moody’s Credit Rating: Baa3.

See Notes to Schedule of Investments.	205

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND February 28, 2021

Centrally Cleared Interest Rate Swap Contracts at February 28, 2021:

Central Clearingparty	Periodic Payments to be Made By The Fund (Quarterly)	Periodic Payments to be Received By The Fund (Quarterly)	Termination Date	Notional Amount	Notional Value	Payments Upfront(2)	Unrealized Appreciation
Credit Suisse(1)	.04929%	3-Month USD SOFR Index	10/21/2022	$593,263	$593,508	$—	$245
Credit Suisse(1)	.17314%	3-Month USD SOFR Index	10/21/2025	165,637	168,491	—	2,854
Credit Suisse(1)	6-Month USD LIBOR Index	.6459%	3/12/2025	40,000,000	40,039,952	22,186	17,766
Unrealized Appreciation on Centrally Cleared Interest Rate Swap Contracts							$20,865

(1)	Central clearinghouse: Chicago Mercantile Exchange (CME).
(2)	Upfront payments received are presented net of amortization.

Centrally Cleared Interest Rate Swap Contracts at February 28, 2021:

Central Clearingparty	Periodic Payments to be Made By The Fund (Quarterly)	Periodic Payments to be Received By The Fund (Quarterly)	Termination Date	Notional Amount	Notional Value	Unrealized Depreciation
Credit Suisse(1)	3-Month USD FedFunds Index	.05112%	10/21/2022	$593,263	$592,793	$(470)
Credit Suisse(1)	3-Month USD FedFunds Index	.1835%	10/21/2025	165,637	162,700	(2,937)
Unrealized Depreciation on Centrally Cleared Interest Rate Swap Contracts						$(3,407)

(1)	Central clearinghouse: Chicago Mercantile Exchange (CME).

Open Consumer Price Index (“CPI”) Centrally Cleared Swaps at February 28, 2021:

Swap Counterparty	Payments to be Made by The Fund at Termination Date	Payments to be Received by The Fund at Termination Date	Termination Date	Notional Amount	Fair Value	Unrealized Appreciation
Credit Suisse	0.400%	CPI Urban Consumer NSA	3/25/2025	$20,000,000	$21,801,417	$1,801,417
Credit Suisse	0.690%	CPI Urban Consumer NSA	4/1/2025	20,000,000	21,508,755	1,508,755
Credit Suisse	0.760%	CPI Urban Consumer NSA	3/31/2025	15,000,000	16,078,679	1,078,679
Credit Suisse	0.9025%	CPI Urban Consumer NSA	4/7/2025	15,000,000	15,973,485	973,485
Credit Suisse	1.675%	CPI Urban Consumer NSA	1/13/2022	20,000,000	20,069,535	69,535
Credit Suisse	1.7315%	CPI Urban Consumer NSA	8/24/2026	10,000,000	10,487,499	487,499
Credit Suisse	1.756%	CPI Urban Consumer NSA	11/15/2024	10,000,000	10,225,787	225,787
Credit Suisse	1.8875%	CPI Urban Consumer NSA	10/2/2029	5,000,000	5,222,113	222,113

206	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND February 28, 2021

Swap Counterparty	Payments to be Made by The Fund at Termination Date	Payments to be Received by The Fund at Termination Date	Termination Date	Notional Amount	Fair Value	Unrealized Appreciation
Credit Suisse	1.9175%	CPI Urban Consumer NSA	6/14/2029	$10,000,000	$10,318,154	$318,154
Credit Suisse	1.935%	CPI Urban Consumer NSA	9/1/2029	5,000,000	5,222,961	222,961
Credit Suisse	1.9525%	CPI Urban Consumer NSA	10/15/2029	7,000,000	7,262,173	262,173
Credit Suisse	1.964%	CPI Urban Consumer NSA	11/27/2029	5,000,000	5,176,480	176,480
Credit Suisse	1.976%	CPI Urban Consumer NSA	12/2/2028	10,000,000	10,314,141	314,141
Credit Suisse	1.9795%	CPI Urban Consumer NSA	10/14/2029	5,000,000	5,174,674	174,674
Credit Suisse	2.085%	CPI Urban Consumer NSA	12/10/2028	10,000,000	10,221,385	221,385
Credit Suisse	2.107%	CPI Urban Consumer NSA	12/23/2027	5,000,000	5,091,667	91,667
Credit Suisse	2.107%	CPI Urban Consumer NSA	2/21/2031	5,000,000	5,067,112	67,112
Credit Suisse	2.108%	CPI Urban Consumer NSA	12/18/2027	10,000,000	10,182,598	182,598
Credit Suisse	2.112%	CPI Urban Consumer NSA	12/8/2029	5,000,000	5,105,176	105,176
Credit Suisse	2.1125%	CPI Urban Consumer NSA	12/29/2027	5,000,000	5,088,016	88,016
Credit Suisse	2.119%	CPI Urban Consumer NSA	12/21/2027	5,000,000	5,086,660	86,660
Credit Suisse	2.119%	CPI Urban Consumer NSA	2/11/2031	15,000,000	15,161,619	161,619
Credit Suisse	2.1438%	CPI Urban Consumer NSA	12/14/2026	10,000,000	10,037,104	37,104
Credit Suisse	2.2288%	CPI Urban Consumer NSA	1/6/2033	5,000,000	5,046,007	46,007
Bank of America	CPI Urban Consumer NSA	2.054%	12/5/2022	10,000,000	10,000,052	52
Credit Suisse	CPI Urban Consumer NSA	2.275%	4/18/2024	50,000,000	50,709,032	709,032
Credit Suisse	CPI Urban Consumer NSA	2.2775%	2/16/2028	15,000,000	15,162,747	162,747
Unrealized Appreciation on CPI Centrally Cleared Swaps						$9,795,028

See Notes to Schedule of Investments.	207

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND February 28, 2021

Open Consumer Price Index (“CPI”) Centrally Cleared Swaps at February 28, 2021:

Swap Counterparty	Payments to be Made by The Fund at Termination Date	Payments to be Received by The Fund at Termination Date	Termination Date	Notional Amount	Fair Value	Unrealized Depreciation
Credit Suisse	1.844%	CPI Urban Consumer NSA	3/4/2021	$30,000,000	$29,993,941	$(6,059)
Credit Suisse	2.030%	CPI Urban Consumer NSA	5/3/2022	15,000,000	14,960,087	(39,913)
Credit Suisse	2.035%	CPI Urban Consumer NSA	5/2/2021	10,000,000	9,992,593	(7,407)
Credit Suisse	2.119%	CPI Urban Consumer NSA	4/12/2022	25,000,000	24,789,088	(210,912)
Credit Suisse	2.207%	CPI Urban Consumer NSA	1/8/2027	10,000,000	9,976,753	(23,247)
Credit Suisse	2.269%	CPI Urban Consumer NSA	10/30/2030	10,000,000	9,881,718	(118,282)
Credit Suisse	2.285%	CPI Urban Consumer NSA	5/31/2028	10,000,000	9,876,569	(123,431)
Credit Suisse	2.295%	CPI Urban Consumer NSA	1/15/2046	5,000,000	4,964,033	(35,967)
Credit Suisse	2.3015%	CPI Urban Consumer NSA	1/11/2033	5,000,000	4,997,183	(2,817)
Credit Suisse	2.309%	CPI Urban Consumer NSA	1/19/2033	5,000,000	4,992,808	(7,192)
Credit Suisse	2.310%	CPI Urban Consumer NSA	6/1/2028	10,000,000	9,848,816	(151,184)
Credit Suisse	2.335%	CPI Urban Consumer NSA	11/17/2036	8,000,000	7,774,178	(225,822)
Credit Suisse	2.335%	CPI Urban Consumer NSA	11/21/2036	10,000,000	9,716,390	(283,610)
Credit Suisse	2.340%	CPI Urban Consumer NSA	3/23/2032	5,000,000	4,854,959	(145,041)
Credit Suisse	2.341%	CPI Urban Consumer NSA	8/27/2028	10,000,000	9,791,695	(208,305)
Credit Suisse	2.3425%	CPI Urban Consumer NSA	9/11/2028	10,000,000	9,794,519	(205,481)
Credit Suisse	2.344%	CPI Urban Consumer NSA	3/15/2029	5,000,000	4,880,988	(119,012)
Credit Suisse	2.345%	CPI Urban Consumer NSA	8/14/2028	10,000,000	9,786,128	(213,872)
Credit Suisse	2.3525%	CPI Urban Consumer NSA	6/6/2028	10,000,000	9,799,385	(200,615)
Credit Suisse	2.354%	CPI Urban Consumer NSA	3/6/2032	5,000,000	4,851,062	(148,938)
Credit Suisse	2.355%	CPI Urban Consumer NSA	3/8/2032	10,000,000	9,695,842	(304,158)
Credit Suisse	2.358%	CPI Urban Consumer NSA	7/25/2028	10,000,000	9,774,575	(225,425)
Credit Suisse	2.3625%	CPI Urban Consumer NSA	3/21/2032	5,000,000	4,836,335	(163,665)
Credit Suisse	2.3625%	CPI Urban Consumer NSA	1/23/2033	5,000,000	4,857,268	(142,732)
Credit Suisse	2.3625%	CPI Urban Consumer NSA	1/25/2033	5,000,000	4,857,080	(142,920)

208	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND February 28, 2021

Swap Counterparty	Payments to be Made by The Fund at Termination Date	Payments to be Received by The Fund at Termination Date	Termination Date	Notional Amount	Fair Value	Unrealized Depreciation
Credit Suisse	2.365%	CPI Urban Consumer NSA	1/30/2038	$10,000,000	$9,645,346	$(354,654)
Credit Suisse	2.370%	CPI Urban Consumer NSA	4/18/2030	25,000,000	24,314,840	(685,160)
Credit Suisse	2.370%	CPI Urban Consumer NSA	2/28/2038	5,000,000	4,816,585	(183,415)
Credit Suisse	2.3745%	CPI Urban Consumer NSA	8/9/2028	10,000,000	9,752,230	(247,770)
Credit Suisse	2.379%	CPI Urban Consumer NSA	9/21/2028	15,000,000	14,635,965	(364,035)
Credit Suisse	2.380%	CPI Urban Consumer NSA	7/6/2028	10,000,000	9,760,298	(239,702)
Credit Suisse	2.380%	CPI Urban Consumer NSA	7/17/2028	15,000,000	14,630,931	(369,069)
Credit Suisse	2.384%	CPI Urban Consumer NSA	10/1/2028	10,000,000	9,756,553	(243,447)
Credit Suisse	2.3845%	CPI Urban Consumer NSA	8/6/2028	25,000,000	24,353,242	(646,758)
Credit Suisse	2.390%	CPI Urban Consumer NSA	6/14/2028	45,000,000	43,895,634	(1,104,366)
Credit Suisse	2.390%	CPI Urban Consumer NSA	8/3/2028	10,000,000	9,734,275	(265,725)
Credit Suisse	2.393%	CPI Urban Consumer NSA	5/11/2028	10,000,000	9,736,372	(263,628)
Credit Suisse	2.3963%	CPI Urban Consumer NSA	10/9/2028	10,000,000	9,745,684	(254,316)
Credit Suisse	2.400%	CPI Urban Consumer NSA	4/26/2030	10,000,000	9,681,814	(318,186)
Credit Suisse	2.4075%	CPI Urban Consumer NSA	5/21/2028	5,000,000	4,864,747	(135,253)
Credit Suisse	2.5475%	CPI Urban Consumer NSA	4/20/2021	8,000,000	7,239,139	(760,861)
Credit Suisse	2.7875%	CPI Urban Consumer NSA	6/8/2026	5,000,000	4,097,434	(902,566)
Credit Suisse	CPI Urban Consumer NSA	0.785%	3/24/2030	20,000,000	17,075,061	(2,924,939)
Credit Suisse	CPI Urban Consumer NSA	0.865%	3/20/2030	20,000,000	17,231,351	(2,768,649)
Credit Suisse	CPI Urban Consumer NSA	1.400%	3/12/2040	5,000,000	4,140,071	(859,929)
Credit Suisse	CPI Urban Consumer NSA	1.405%	10/9/2021	25,000,000	24,758,576	(241,424)
Credit Suisse	CPI Urban Consumer NSA	1.6675%	6/30/2026	7,000,000	6,585,212	(414,788)
Credit Suisse	CPI Urban Consumer NSA	1.790%	4/27/2024	30,000,000	28,994,254	(1,005,746)
Credit Suisse	CPI Urban Consumer NSA	1.817%	1/4/2026	25,000,000	24,414,058	(585,942)
Credit Suisse	CPI Urban Consumer NSA	1.8175%	8/28/2022	60,000,000	58,865,583	(1,134,417)
Credit Suisse	CPI Urban Consumer NSA	1.8425%	1/4/2026	10,000,000	9,784,962	(215,038)

See Notes to Schedule of Investments.	209

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND February 28, 2021

Swap Counterparty	Payments to be Made by The Fund at Termination Date	Payments to be Received by The Fund at Termination Date	Termination Date	Notional Amount	Fair Value	Unrealized Depreciation
Credit Suisse	CPI Urban Consumer NSA	1.847%	1/3/2026	$25,000,000	$24,473,985	$(526,015)
Credit Suisse	CPI Urban Consumer NSA	1.8475%	1/7/2026	10,000,000	9,785,770	(214,230)
Credit Suisse	CPI Urban Consumer NSA	1.8755%	12/28/2025	15,000,000	14,715,651	(284,349)
Credit Suisse	CPI Urban Consumer NSA	1.8913%	12/27/2025	15,000,000	14,732,668	(267,332)
Credit Suisse	CPI Urban Consumer NSA	1.8975%	4/3/2021	20,000,000	19,881,532	(118,468)
Credit Suisse	CPI Urban Consumer NSA	1.918%	12/19/2024	20,000,000	19,768,532	(231,468)
Credit Suisse	CPI Urban Consumer NSA	1.924%	4/10/2022	10,000,000	9,958,645	(41,355)
Credit Suisse	CPI Urban Consumer NSA	1.9351%	6/9/2022	10,000,000	9,936,661	(63,339)
Credit Suisse	CPI Urban Consumer NSA	1.936%	12/19/2024	20,000,000	19,791,941	(208,059)
Credit Suisse	CPI Urban Consumer NSA	1.9525%	12/21/2025	15,000,000	14,797,805	(202,195)
Credit Suisse	CPI Urban Consumer NSA	1.9575%	12/13/2031	20,000,000	19,310,524	(689,476)
Credit Suisse	CPI Urban Consumer NSA	1.970%	12/10/2034	5,000,000	4,783,606	(216,394)
Credit Suisse	CPI Urban Consumer NSA	1.9975%	12/13/2024	20,000,000	19,865,501	(134,499)
Credit Suisse	CPI Urban Consumer NSA	2.020%	1/10/2029	20,000,000	19,657,161	(342,839)
Credit Suisse	CPI Urban Consumer NSA	2.032%	11/30/2023	30,000,000	29,955,459	(44,541)
Credit Suisse	CPI Urban Consumer NSA	2.033%	1/11/2029	20,000,000	19,684,036	(315,964)
Credit Suisse	CPI Urban Consumer NSA	2.0363%	11/21/2022	10,000,000	9,978,593	(21,407)
Credit Suisse	CPI Urban Consumer NSA	2.050%	12/11/2024	30,000,000	29,897,886	(102,114)
Credit Suisse	CPI Urban Consumer NSA	2.092%	12/6/2024	15,000,000	14,986,107	(13,893)
Unrealized Depreciation on CPI Centrally Cleared Swaps						$(24,983,727)

Open Consumer Price Index (“CPI”) OTC Swaps at February 28, 2021:

Swap Counterparty	Payments to be Made by The Fund at Termination Date	Payments to be Received by The Fund at Termination Date	Termination Date	Notional Amount	Fair Value	Unrealized Appreciation
Bank of America	1.676%	CPI Urban Consumer NSA	8/4/2026	$15,000,000	$15,841,831	$841,831
Bank of America	1.7465%	CPI Urban Consumer NSA	8/22/2026	20,000,000	20,946,447	946,447
Bank of America	2.100%	CPI Urban Consumer NSA	4/26/2025	10,000,000	10,012,417	12,417

210	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND February 28, 2021

Swap Counterparty	Payments to be Made by The Fund at Termination Date	Payments to be Received by The Fund at Termination Date	Termination Date	Notional Amount	Fair Value	Unrealized Appreciation
Bank of America	2.1438%	CPI Urban Consumer NSA	7/24/2029	$10,000,000	$10,096,908	$96,908
Bank of America	2.1475%	CPI Urban Consumer NSA	7/31/2029	10,000,000	10,095,865	95,865
Bank of America	2.213%	CPI Urban Consumer NSA	10/25/2032	5,000,000	5,011,029	11,029
Bank of America	CPI Urban Consumer NSA	2.140%	2/10/2022	30,000,000	30,199,096	199,096
Bank of America	CPI Urban Consumer NSA	2.194%	1/19/2022	30,000,000	30,291,159	291,159
Bank of America	CPI Urban Consumer NSA	2.195%	2/24/2022	25,000,000	25,252,524	252,524
Barclays Bank plc	1.874%	CPI Urban Consumer NSA	4/11/2026	10,000,000	10,350,725	350,725
Barclays Bank plc	1.944%	CPI Urban Consumer NSA	3/22/2041	5,000,000	5,391,334	391,334
Barclays Bank plc	2.0325%	CPI Urban Consumer NSA	11/14/2021	35,000,000	35,013,085	13,085
Barclays Bank plc	CPI Urban Consumer NSA	2.150%	2/10/2023	30,000,000	30,152,460	152,460
Barclays Bank plc	CPI Urban Consumer NSA	2.193%	1/19/2022	40,000,000	40,386,032	386,032
Deutsche Bank AG	1.6975%	CPI Urban Consumer NSA	9/2/2022	10,000,000	10,147,594	147,594
Deutsche Bank AG	CPI Urban Consumer NSA	2.105%	7/10/2025	10,000,000	10,055,831	55,831
Goldman Sachs	1.5675%	CPI Urban Consumer NSA	3/2/2024	8,000,000	8,382,815	382,815
Goldman Sachs	1.649%	CPI Urban Consumer NSA	3/4/2024	5,000,000	5,202,479	202,479
Goldman Sachs	CPI Urban Consumer NSA	2.0625%	12/8/2024	15,000,000	15,348,898	348,898
Goldman Sachs	CPI Urban Consumer NSA	2.3125%	9/30/2024	30,000,000	31,770,913	1,770,913
J.P. Morgan	1.950%	CPI Urban Consumer NSA	10/14/2026	10,000,000	10,271,356	271,356
Unrealized Appreciation on CPI OTC Swaps						$7,220,798

Open Consumer Price Index (“CPI”) OTC Swaps at February 28, 2021:

Swap Counterparty	Payments to be Made by The Fund at Termination Date	Payments to be Received by The Fund at Termination Date	Termination Date	Notional Amount	Fair Value	Unrealized Depreciation
Bank of America	2.080%	CPI Urban Consumer NSA	4/22/2025	$10,000,000	$9,983,119	$(16,881)
Bank of America	2.275%	CPI Urban Consumer NSA	1/6/2026	20,000,000	19,755,210	(244,790)
Bank of America	2.2975%	CPI Urban Consumer NSA	4/5/2029	5,000,000	4,907,130	(92,870)

See Notes to Schedule of Investments.	211

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND February 28, 2021

Swap Counterparty	Payments to be Made by The Fund at Termination Date	Payments to be Received by The Fund at Termination Date	Termination Date	Notional Amount	Fair Value	Unrealized Depreciation
Bank of America	2.3013%	CPI Urban Consumer NSA	3/28/2029	$5,000,000	$4,905,774	$(94,226)
Bank of America	2.345%	CPI Urban Consumer NSA	2/13/2029	30,000,000	29,340,343	(659,657)
Bank of America	2.3475%	CPI Urban Consumer NSA	3/10/2032	5,000,000	4,854,388	(145,612)
Bank of America	2.360%	CPI Urban Consumer NSA	2/8/2029	10,000,000	9,760,468	(239,532)
Bank of America	2.360%	CPI Urban Consumer NSA	2/15/2029	10,000,000	9,758,144	(241,856)
Bank of America	2.3625%	CPI Urban Consumer NSA	2/1/2038	5,000,000	4,826,622	(173,378)
Bank of America	2.370%	CPI Urban Consumer NSA	1/26/2029	5,000,000	4,873,572	(126,428)
Bank of America	2.370%	CPI Urban Consumer NSA	2/27/2029	10,000,000	9,739,954	(260,046)
Bank of America	2.3763%	CPI Urban Consumer NSA	2/26/2038	5,000,000	4,810,538	(189,462)
Bank of America	2.380%	CPI Urban Consumer NSA	1/13/2029	10,000,000	9,728,486	(271,514)
Bank of America	2.380%	CPI Urban Consumer NSA	1/18/2029	10,000,000	9,730,801	(269,199)
Bank of America	2.3975%	CPI Urban Consumer NSA	1/24/2029	10,000,000	9,707,387	(292,613)
Bank of America	2.3975%	CPI Urban Consumer NSA	2/12/2033	5,000,000	4,825,501	(174,499)
Bank of America	2.445%	CPI Urban Consumer NSA	4/24/2023	40,000,000	37,131,260	(2,868,740)
Bank of America	2.590%	CPI Urban Consumer NSA	6/26/2023	40,000,000	36,416,826	(3,583,174)
Bank of America	CPI Urban Consumer NSA	1.540%	8/20/2021	20,000,000	19,616,653	(383,347)
Bank of America	CPI Urban Consumer NSA	1.645%	10/1/2025	15,000,000	14,330,785	(669,215)
Bank of America	CPI Urban Consumer NSA	1.813%	3/31/2026	5,000,000	4,797,162	(202,838)
Bank of America	CPI Urban Consumer NSA	1.936%	5/22/2022	10,000,000	9,949,572	(50,428)
Bank of America	CPI Urban Consumer NSA	2.0688%	11/10/2022	15,000,000	14,971,856	(28,144)
Barclays Bank plc	1.960%	CPI Urban Consumer NSA	2/5/2025	10,000,000	9,976,520	(23,480)
Barclays Bank plc	2.1275%	CPI Urban Consumer NSA	6/22/2025	10,000,000	9,922,291	(77,709)
Barclays Bank plc	2.1575%	CPI Urban Consumer NSA	12/2/2024	10,000,000	9,989,508	(10,492)
Barclays Bank plc	2.159%	CPI Urban Consumer NSA	11/25/2024	15,000,000	14,984,457	(15,543)
Barclays Bank plc	2.205%	CPI Urban Consumer NSA	12/9/2024	15,000,000	14,915,058	(84,942)
Barclays Bank plc	2.207%	CPI Urban Consumer NSA	1/11/2025	20,000,000	19,870,599	(129,401)

212	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND February 28, 2021

Swap Counterparty	Payments to be Made by The Fund at Termination Date	Payments to be Received by The Fund at Termination Date	Termination Date	Notional Amount	Fair Value	Unrealized Depreciation
Barclays Bank plc	2.2225%	CPI Urban Consumer NSA	12/30/2023	$30,000,000	$29,718,319	$(281,681)
Barclays Bank plc	2.2275%	CPI Urban Consumer NSA	12/5/2024	15,000,000	14,886,308	(113,692)
Barclays Bank plc	2.354%	CPI Urban Consumer NSA	12/23/2031	10,000,000	9,712,110	(287,890)
Barclays Bank plc	2.3925%	CPI Urban Consumer NSA	12/13/2031	5,000,000	4,823,515	(176,485)
Barclays Bank plc	2.4095%	CPI Urban Consumer NSA	2/1/2032	10,000,000	9,616,328	(383,672)
Barclays Bank plc	2.529%	CPI Urban Consumer NSA	7/8/2022	30,000,000	27,621,179	(2,378,821)
Barclays Bank plc	2.945%	CPI Urban Consumer NSA	3/5/2038	15,000,000	10,410,073	(4,589,927)
Barclays Bank plc	CPI Urban Consumer NSA	1.500%	7/29/2021	15,000,000	14,578,708	(421,292)
Barclays Bank plc	CPI Urban Consumer NSA	1.562%	10/22/2022	10,000,000	9,711,648	(288,352)
Credit Suisse	2.6713%	CPI Urban Consumer NSA	4/11/2022	30,000,000	26,776,373	(3,223,627)
Credit Suisse	2.864%	CPI Urban Consumer NSA	3/22/2032	8,000,000	6,075,339	(1,924,661)
Deutsche Bank AG	2.059%	CPI Urban Consumer NSA	5/21/2025	20,000,000	19,989,247	(10,753)
Deutsche Bank AG	2.4375%	CPI Urban Consumer NSA	6/7/2021	20,000,000	18,495,634	(1,504,366)
Deutsche Bank AG	2.465%	CPI Urban Consumer NSA	11/30/2031	5,000,000	4,336,028	(663,972)
Deutsche Bank AG	2.500%	CPI Urban Consumer NSA	9/4/2021	10,000,000	9,105,117	(894,883)
Deutsche Bank AG	2.505%	CPI Urban Consumer NSA	12/7/2031	5,000,000	4,284,969	(715,031)
Deutsche Bank AG	2.5175%	CPI Urban Consumer NSA	4/17/2026	15,000,000	13,652,085	(1,347,915)
Deutsche Bank AG	2.695%	CPI Urban Consumer NSA	10/29/2021	9,000,000	7,984,337	(1,015,663)
Deutsche Bank AG	2.730%	CPI Urban Consumer NSA	10/25/2021	15,000,000	13,257,895	(1,742,105)
Deutsche Bank AG	2.745%	CPI Urban Consumer NSA	3/20/2022	30,000,000	26,575,158	(3,424,842)
Deutsche Bank AG	2.7475%	CPI Urban Consumer NSA	2/26/2022	30,000,000	26,544,934	(3,455,066)
Deutsche Bank AG	2.750%	CPI Urban Consumer NSA	3/30/2032	6,000,000	4,754,401	(1,245,599)
Deutsche Bank AG	2.7525%	CPI Urban Consumer NSA	8/2/2021	8,000,000	6,904,910	(1,095,090)
Deutsche Bank AG	2.779%	CPI Urban Consumer NSA	3/12/2022	25,000,000	22,049,681	(2,950,319)
Deutsche Bank AG	3.010%	CPI Urban Consumer NSA	2/15/2033	15,000,000	10,904,322	(4,095,678)
Deutsche Bank AG	CPI Urban Consumer NSA	1.618%	8/25/2023	15,000,000	14,555,469	(444,531)

See Notes to Schedule of Investments.	213

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND February 28, 2021

Swap Counterparty	Payments to be Made by The Fund at Termination Date	Payments to be Received by The Fund at Termination Date	Termination Date	Notional Amount	Fair Value	Unrealized Depreciation
Deutsche Bank AG	CPI Urban Consumer NSA	1.650%	1/20/2026	$10,000,000	$9,470,235	$(529,765)
Deutsche Bank AG	CPI Urban Consumer NSA	1.667%	4/20/2023	20,000,000	19,292,842	(707,158)
Deutsche Bank AG	CPI Urban Consumer NSA	1.6725%	4/20/2023	20,000,000	19,301,322	(698,678)
Goldman Sachs	2.183%	CPI Urban Consumer NSA	3/20/2022	20,000,000	19,776,825	(223,175)
Goldman Sachs	2.230%	CPI Urban Consumer NSA	12/14/2024	10,000,000	9,918,743	(81,257)
Goldman Sachs	2.317%	CPI Urban Consumer NSA	3/16/2029	5,000,000	4,899,882	(100,118)
Goldman Sachs	2.350%	CPI Urban Consumer NSA	12/16/2036	10,000,000	9,673,213	(326,787)
Goldman Sachs	2.363%	CPI Urban Consumer NSA	6/21/2027	20,000,000	19,598,209	(401,791)
Goldman Sachs	2.370%	CPI Urban Consumer NSA	5/16/2028	10,000,000	9,767,429	(232,571)
Goldman Sachs	2.372%	CPI Urban Consumer NSA	5/3/2030	5,000,000	4,860,842	(139,158)
Goldman Sachs	2.3775%	CPI Urban Consumer NSA	4/17/2030	5,000,000	4,858,318	(141,682)
Goldman Sachs	2.380%	CPI Urban Consumer NSA	12/8/2031	10,000,000	9,671,472	(328,528)
Goldman Sachs	2.390%	CPI Urban Consumer NSA	2/7/2032	5,000,000	4,824,608	(175,392)
Goldman Sachs	2.4475%	CPI Urban Consumer NSA	4/24/2023	30,000,000	27,840,279	(2,159,721)
Goldman Sachs	2.497%	CPI Urban Consumer NSA	5/2/2021	30,000,000	27,597,889	(2,402,111)
Goldman Sachs	2.5375%	CPI Urban Consumer NSA	4/17/2021	8,000,000	7,250,855	(749,145)
Goldman Sachs	2.7725%	CPI Urban Consumer NSA	4/3/2023	20,000,000	17,492,509	(2,507,491)
Goldman Sachs	2.945%	CPI Urban Consumer NSA	1/16/2038	15,000,000	10,321,496	(4,678,504)
Goldman Sachs	2.980%	CPI Urban Consumer NSA	2/7/2033	10,000,000	7,349,344	(2,650,656)
Goldman Sachs	CPI Urban Consumer NSA	1.988%	5/25/2023	10,000,000	9,936,483	(63,517)
J.P. Morgan	2.074%	CPI Urban Consumer NSA	11/21/2023	35,000,000	33,996,247	(1,003,753)
J.P. Morgan	2.5275%	CPI Urban Consumer NSA	5/9/2021	10,000,000	9,056,390	(943,610)
J.P. Morgan	2.730%	CPI Urban Consumer NSA	9/20/2021	15,000,000	13,298,018	(1,701,982)
J.P. Morgan	2.7563%	CPI Urban Consumer NSA	3/25/2022	30,000,000	26,536,883	(3,463,117)
J.P. Morgan	2.815%	CPI Urban Consumer NSA	4/5/2032	5,000,000	3,867,324	(1,132,676)
J.P. Morgan	2.955%	CPI Urban Consumer NSA	7/15/2026	5,000,000	3,904,506	(1,095,494)

214	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND February 28, 2021

Swap Counterparty	Payments to be Made by The Fund at Termination Date	Payments to be Received by The Fund at Termination Date	Termination Date	Notional Amount	Fair Value	Unrealized Depreciation
J.P. Morgan	CPI Urban Consumer NSA	1.645%	8/27/2023	$5,000,000	$4,866,182	$(133,818)
Merrill Lynch International Bank Ltd.	2.825%	CPI Urban Consumer NSA	7/22/2023	5,000,000	4,171,726	(828,274)
Wells Fargo	2.410%	CPI Urban Consumer NSA	6/20/2021	10,000,000	9,134,767	(865,233)
Wells Fargo	2.560%	CPI Urban Consumer NSA	5/2/2021	10,000,000	9,033,096	(966,904)
Wells Fargo	2.745%	CPI Urban Consumer NSA	2/21/2022	25,000,000	22,117,012	(2,882,988)
Unrealized Depreciation on CPI OTC Swaps						$(84,610,983)

Open Forward Foreign Currency Exchange Contracts at February 28, 2021:

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Depreciation
Canadian dollar	Sell	State Street Bank and Trust	3/15/2021	873,000	$684,569	$686,026	$(1,457)

Open Futures Contracts at February 28, 2021:

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Appreciation
U.S. 5-Year Treasury Note	June 2021	763	Short	$(95,247,564)	$(94,588,157)	$659,407

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Depreciation
U.S. 2-Year Treasury Note	June 2021	1,686	Long	$372,502,340	$372,210,845	$(291,495)
U.S. Long Bond	June 2021	182	Long	29,141,207	28,977,813	(163,394)
Total Unrealized Depreciation on Open Futures Contracts						$(454,889)

See Notes to Schedule of Investments.	215

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND February 28, 2021

The following is a summary of the inputs used as of February 28, 2021 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Asset-Backed Securities
Other	$–	$83,042,261	$1,087,351	$84,129,612
Remaining Industries	–	65,146,712	–	65,146,712
Common Stocks
Miscellaneous	–	4,274	–	4,274
Remaining Industries	1,589,976	–	–	1,589,976
Convertible Bond	–	794,997	–	794,997
Corporate Bonds	–	435,058,856	–	435,058,856
Floating Rate Loans
Business Services	–	877,335	495,379	1,372,714
Drugs	–	–	1,039,500	1,039,500
Electrical Equipment	–	–	540,904	540,904
Media	–	2,222,643	2,252,942	4,475,585
Retail	–	1,876,796	1,678,471	3,555,267
Remaining Industries	–	16,940,265	–	16,940,265
Foreign Government Obligations	–	3,649,409	–	3,649,409
Government Sponsored Enterprises Collateralized Mortgage Obligations	–	1,725,989	–	1,725,989
Government Sponsored Enterprises Pass-Throughs	–	3,202,436	–	3,202,436
Municipal Bonds	–	1,559,781	–	1,559,781
Non-Agency Commercial Mortgage-Backed Securities	–	111,854,722	1,519,238	113,373,960
U.S. Treasury Obligations	–	112,979,583	–	112,979,583
Warrant	–	–	417	417
Short-Term Investments
Commercial Paper	–	8,479,959	–	8,479,959
Repurchase Agreement	–	26,150,774	–	26,150,774
Total	$1,589,976	$875,566,792	$8,614,202	$885,770,970

216	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND February 28, 2021

Investment Type(2)	Level 1	Level 2	Level 3	Total
Other Financial Instruments
Centrally Cleared Credit Default Swap Contracts
Assets	$–	$2,129	$–	$2,129
Liabilities	–	(7,489)	–	(7,489)
Centrally Cleared Interest Rate Swap Contracts
Assets	–	20,865	–	20,865
Liabilities	–	(3,407)	–	(3,407)
Centrally Cleared CPI Swap Contracts
Assets	–	9,795,028	–	9,795,028
Liabilities	–	(24,983,727)	–	(24,983,727)
OTC CPI Swap Contracts
Assets	–	7,220,798	–	7,220,798
Liabilities	–	(84,610,983)	–	(84,610,983)
Forward Foreign Currency Exchange Contracts
Assets	–	–	–	–
Liabilities	–	(1,457)	–	(1,457)
Futures Contracts
Assets	659,407	–	–	659,407
Liabilities	(454,889)	–	–	(454,889)
Total	$204,518	$(92,568,243)	$–	$(92,363,725)

(1)	Refer to Note 2(b) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy. Each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets.

See Notes to Schedule of Investments.	217

Schedule of Investments (unaudited)(concluded)

INFLATION FOCUSED FUND February 28, 2021

The following is a reconciliation of investments with unobservable inputs (Level 3) that were used in determining fair value:

Investment Type	Asset-Backed Securities	Common Stocks	Floating Rate Loans	Non-Agency Commercial Mortgage- Backed Securitiess	Warrants
Balance as of December 1, 2020	$1,865,602	$825	$4,570,990	$649,590	$–
Accrued Discounts (Premiums)	1,654	–	3,830	(45,871)	–
Realized Gain (Loss)	12,592	(103,114)	192	8	–
Change in Unrealized Appreciation (Depreciation)	(1,275)	102,289	69,777	45,864	–
Purchases	–	–	633,525	870,272	417
Sales	(88,955)	–	(460,841)	(625)	–
Transfers into Level 3	–	–	1,494,515	–	–
Transfers out of Level 3	(702,267)	–	(304,792)	–	–
Balance as of February 28, 2021	$1,087,351	$–	$6,007,196	$1,519,238	$417
Change in unrealized appreciation/depreciation for the period ended February 28, 2021, related to Level 3 investments held at February 28, 2021	$(1,275)	$–	$69,777	$45,864	$–

218	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

MULTI-ASSET BALANCED OPPORTUNITY FUND February 28, 2021

Investments	Shares	Fair Value (000)
INVESTMENTS IN UNDERLYING FUNDS(a)(b) 98.67%
Lord Abbett Investment Trust-Convertible Fund-Class I(c)	4,078,101	$83,234
Lord Abbett Investment Trust-Core Fixed Income Fund-Class I(d)	4,962,765	55,285
Lord Abbett Securities Trust-Durable Growth Fund-Class I(e)	4,883,480	103,628
Lord Abbett Global Fund, Inc.-Emerging Markets Bond Fund-Class I(f)	35,601,450	180,855
Lord Abbett Investment Trust-Floating Rate Fund-Class I(g)	6,045,365	50,721
Lord Abbett Securities Trust- Focused Large Cap Value Fund-Class I(h)	30,279,306	497,489
Lord Abbett Securities Trust-Focused Small Cap Value Fund - Class I(h)	1,766,605	54,358
Lord Abbett Securities Trust-Fundamental Equity Fund-Class I(i)	15,680,081	199,607
Lord Abbett Securities Trust-Growth Leaders Fund-Class I*(e)	8,200,485	391,819
Lord Abbett Research Fund, Inc.-Growth Opportunities Fund-Class I*(e)	3,550,720	124,595
Lord Abbett Investment Trust-High Yield Fund-Class I(j)	47,068,166	354,423
Lord Abbett Investment Trust-Inflation Focused Fund-Class I(k)	5,846,806	69,343
Lord Abbett Municipal Income Fund-Intermediate Tax-Free Fund-Class I(l)	3,571,241	40,105
Lord Abbett Securities Trust-International Equity Fund-Class I(h)	7,801,755	126,623
Lord Abbett Securities Trust-International Value Fund-Class I(m)	17,523,866	135,284
Lord Abbett Mid Cap Stock Fund, Inc.-Class I(n)	4,119,650	126,597
Lord Abbett Investment Trust-Short Duration Income Fund-Class I(o)	5,845,727	24,611
Total Investments in Underlying Funds (cost $2,211,503,174)		2,618,577

OPTIONS PURCHASED 0.05% (cost $32,743,779)		1,355
Total Investments in Securities 98.72% (cost $2,244,246,953)		2,619,932
Cash, Foreign Cash and Other Assets in Excess of Liabilities(p) 1.28%		34,050
Net Assets 100.00%		$2,653,982

*	Non-income producing security.
(a)	Affiliated issuers (See Note 4).
(b)	These investments offer daily redemptions.
(c)	Fund investment objective is to seek current income and the opportunity for capital appreciation to produce a high total return.
(d)	Fund investment objective is to seek income and capital appreciation to produce a high total return.
(e)	Fund investment objective is to seek capital appreciation.
(f)	Fund investment objective is to seek high total return.
(g)	Fund investment objective is to seek a high level of current income.
(h)	Fund investment objective is long-term capital appreciation.
(i)	Fund investment objective is long-term growth of capital and income without excessive fluctuations in market value.
(j)	Fund investment objective is to seek a high current income and the opportunity for capital appreciation to produce a high total return.
(k)	Fund investment objective is to provide investment returns that exceed the rate of inflation in the U.S. economy over a full economic cycle and to seek current income.
(l)	Fund investment objective is to seek the maximum amount of interest income exempt from federal income tax as is consistent with reasonable risk.
(m)	Fund investment objective is to seek a high level of total return.

See Notes to Schedule of Investments.	219

Schedule of Investments (unaudited)(continued)

MULTI-ASSET BALANCED OPPORTUNITY FUND February 28, 2021

(n)	Fund investment objective is to seek capital appreciation through investments, primarily in equity securities, which are believed to be undervalued in the marketplace.
(o)	Fund investment objective is to seek a high level of income consistent with preservation of capital.
(p)	Cash, Foreign Cash and Other Assets in Excess of Liabilities include net unrealized appreciation/depreciation on futures contracts, purchased options, written options and swaps as follows:

OTC Options Purchased at February 28, 2021:

Description	Counterparty	Number of Contracts	Expiration Date	Exercise Price	Notional Amount	Value (000)
EUR vs USD, Call	Barclays Bank	83,750,000	6/6/2021	$ 1.18	$83,750,000	$468
S&P 500 Index, Put	Citibank	47,032	3/19/2021	3,000	47,032	167
S&P 500 Index, Put	JPMorgan	99,971	3/19/2021	3,000	99,971	356
S&P 500 Index, Put	JPMorgan	102,480	3/19/2021	3,000	102,480	364
Total OTC Options Purchased						$1,355

Open OTC Written Options at February 28, 2021:

Description	Counterparty	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Fair Value	Premiums (Received)	Unrealized Appreciation
S&P 500 Index, Put	Citibank	2,665	3/19/2021	47,032	$(47,032)	$(48,442)	$(3,429,103)	$3,380,661
S&P 500 Index, Put	JPMorgan	2,665	3/19/2021	99,971	(99,971)	(102,968)	(7,037,958)	6,934,990
S&P 500 Index, Put	JPMorgan	2,665	3/19/2021	102,480	(102,480)	(105,553)	(6,474,738)	6,369,185
Total OTC Written Options						$(256,963)	$(16,941,799)	$16,684,836

Open Total Return Swap Contracts at February 28, 2021:

Swap Counterparty	Referenced Index		Referenced Spread	Units	Position	Termination Date	Notional Amount	Notional Value	Unrealized Appreciation
Goldman Sachs	RU10VATR	(1)	3 Mo. LIBOR + 0.23%	40,128	Long	5/10/2021	$77,937,645	$78,044,706	$107,061
Goldman Sachs	RU10GRTR	(2)	3 Mo. LIBOR + 0.21%	30,412	Short	5/10/2021	(77,248,295)	(73,140,617)	4,107,678
JP Morgan	RU20VATR	(3)	3 Mo. LIBOR + 0.60%	5,593	Long	7/9/2021	77,336,901	83,270,588	5,933,687
							$78,026,251	$88,174,677	$10,148,426

Swap Counterparty	Referenced Index		Referenced Spread	Units	Position	Termination Date	Notional Amount	Notional Value	Unrealized Depreciation
JP Morgan	RU20GRTR	(4)	3 Mo. LIBOR + 0.40%	7,086	Short	7/9/2021	$(77,330,655)	$(79,983,127)	$(2,652,472)

(1)	Russell 1000 Value Total Return Index.
(2)	Russell 1000 Growth Total Return Index.
(3)	Russell 2000 Value Total Return.
(4)	Russell 2000 Growth Total Return Index.

LIBOR London Interbank Offered Rate.

220	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

MULTI-ASSET BALANCED OPPORTUNITY FUND February 28, 2021

Open Futures Contracts at February 28, 2021:

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Appreciation
E-Mini NASDAQ 100	March 2021	663	Short	$(172,768,888)	$(171,199,860)	$1,569,028
E-Mini S&P 500 Index	March 2021	899	Short	(173,921,043)	(171,223,540)	2,697,503
Nikkei 225	March 2021	211	Long	27,879,157	30,895,675	3,016,518
Total Unrealized Appreciation on Open Futures Contracts						$7,283,049

The following is a summary of the inputs used as of February 28, 2021 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)
Investments in Underlying Funds	$2,618,577	$–	$–	$2,618,577
OTC Options Purchased	–	1,355	–	1,355
Total	$2,618,577	$1,355	$–	$2,619,932
Other Financial Instruments
OTC Written Options
Assets	$–	$–	$–	$–
Liabilities	–	(257)	–	(257)
Futures Contracts
Assets	7,283	–	–	7,283
Liabilities	–	–	–	–
Total Return Swap Contracts
Assets	–	10,148	–	10,148
Liabilities	–	(2,652)	–	(2,652)
Total	$7,283	$7,239	$–	$14,522

(1)	Refer to Note 2(b) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets.

See Notes to Schedule of Investments.	221

Schedule of Investments (unaudited)

MULTI-ASSET INCOME FUND February 28, 2021

Investments	Shares	Fair Value (000)
INVESTMENTS IN UNDERLYING FUNDS(a)(b) 98.85%
Lord Abbett Investment Trust-Convertible Fund-Class I(c)	1,347,030	$27,493
Lord Abbett Investment Trust-Core Fixed Income Fund-Class I(d)	13,213,796	147,202
Lord Abbett Securities Trust-Durable Growth Fund-Class I(e)	1,680,598	35,662
Lord Abbett Global Fund, Inc.-Emerging Markets Bond Fund-Class I(f)	16,428,934	83,459
Lord Abbett Investment Trust-Floating Rate Fund-Class I(g)	2,933,304	24,610
Lord Abbett Securities Trust- Focused Large Cap Value Fund-Class I(h)	11,276,756	185,277
Lord Abbett Securities Trust-Focused Small Cap Value Fund - Class I(h)	478,452	14,722
Lord Abbett Securities Trust-Fundamental Equity Fund-Class I(i)	3,258,463	41,480
Lord Abbett Securities Trust-Growth Leaders Fund-Class I*(e)	2,573,849	122,979
Lord Abbett Research Fund, Inc.-Growth Opportunities Fund-Class I*(e)	980,703	34,413
Lord Abbett Investment Trust-High Yield Fund-Class I(j)	24,831,365	186,980
Lord Abbett Investment Trust-Inflation Focused Fund-Class I(k)	5,389,966	63,925
Lord Abbett Municipal Income Fund-Intermediate Tax-Free Fund-Class I(l)	8,546,038	95,972
Lord Abbett Securities Trust-International Equity Fund-Class I(h)	3,913,403	63,515
Lord Abbett Securities Trust-International Value Fund-Class I(m)	8,342,648	64,405
Lord Abbett Mid Cap Stock Fund, Inc.-Class I(n)	1,327,135	40,783
Lord Abbett Investment Trust-Short Duration Income Fund-Class I(o)	3,071,378	12,930
Total Investments in Underlying Funds (cost $1,108,001,795)		1,245,807

OPTIONS PURCHASED 0.05% (cost $14,134,812)		611

	Principal Amount (000)
SHORT-TERM INVESTMENT 0.13%

REPURCHASE AGREEMENT
Repurchase Agreement dated 2/26/2021, 0.00% due 3/1/2021 with Fixed Income Clearing Corp. collateralized by $1,560,800 of U.S. Treasury Note at 1.625% due 05/15/2026; value: $1,628,680; proceeds: $1,596,644 (cost $1,596,644)	$1,597	1,597
Total Investments in Securities 99.03% (cost $1,123,733,251)		1,248,015
Other Assets in Excess of Liabilities(p) 0.97%		12,230
Net Assets 100.00%		$1,260,245

*	Non-income producing security.
(a)	Affiliated issuers (See Note 4).
(b)	These investments offer daily redemptions.
(c)	Fund investment objective is to seek current income and the opportunity for capital appreciation to produce a high total return.

222	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

MULTI-ASSET INCOME FUND February 28, 2021

(d)	Fund investment objective is to seek income and capital appreciation to produce a high total return.
(e)	Fund investment objective is to seek capital appreciation.
(f)	Fund investment objective is to seek high total return.
(g)	Fund investment objective is to seek a high level of current income.
(h)	Fund investment objective is long-term capital appreciation.
(i)	Fund investment objective is long-term growth of capital and income without excessive fluctuations in market value.
(j)	Fund investment objective is to seek a high current income and the opportunity for capital appreciation to produce a high total return.
(k)	Fund investment objective is to provide investment returns that exceed the rate of inflation in the U.S. economy over a full economic cycle and to seek current income.
(l)	Fund investment objective is to seek the maximum amount of interest income exempt from federal income tax as is consistent with reasonable risk.
(m)	Fund investment objective is to seek a high level of total return.
(n)	Fund investment objective is to seek capital appreciation through investments, primarily in equity securities, which are believed to be undervalued in the marketplace.
(o)	Fund investment objective is to seek a high level of income consistent with preservation of capital.
(p)	Other Assets in Excess of Liabilities include net unrealized appreciation/depreciation on futures contracts, purchased options, written options and swaps as follows:

OTC Options Purchased at February 28, 2021:

Description	Counterparty	Number of Contracts	Expiration Date	Exercise Price	Notional Amount	Value (000)
EUR vs USD, Call	Barclays Bank	41,250,000	6/22/2021	$ 1.18	$187,275	$231
S&P 500 Index, Put	Citibank	20,156	3/19/2021	3,000	2,776,449	72
S&P 500 Index, Put	JPMorgan	49,239	3/19/2021	3,000	6,600,488	175
S&P 500 Index, Put	JPMorgan	37,520	3/19/2021	3,000	4,570,600	133
Total OTC Options Purchased						$611

Open OTC Written Options at February 28, 2021:

Description	Counterparty	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Fair Value	Premiums (Received)	Unrealized Appreciation
S&P 500 Index, Put	Citibank	2,665	3/19/2021	20,156	$(20,156)	$(20,761)	$(1,469,574)	$1,448,813
S&P 500 Index, Put	JPMorgan	2,665	3/19/2021	49,239	(49,239)	(50,715)	(3,466,426)	3,415,711
S&P 500 Index, Put	JPMorgan	2,665	3/19/2021	37,520	(37,520)	(38,645)	(2,370,532)	2,331,887
Total OTC Written Options						$(110,121)	$(7,306,532)	$7,196,411

See Notes to Schedule of Investments.	223

Schedule of Investments (unaudited)(continued)

MULTI-ASSET INCOME FUND February 28, 2021

Open Total Return Swap Contracts at February 28, 2021:

Swap	Referenced	Referenced			Termination	Notional	Notional	Unrealized
Counterparty	Index	Spread	Units	Position	Date	Amount	Value	Appreciation
Goldman Sachs	RU10VATR(1)	3 Mo. LIBOR + 0.23%	19,764	Long	5/10/2021	$38,386,155	$38,438,885	$52,730
Goldman Sachs	RU10GRTR(2)	3 Mo. LIBOR + 0.21%	14,979	Short	5/10/2021	(38,047,554)	(36,024,375)	2,023,179
JP Morgan	RU20VATR(3)	3 Mo. LIBOR + 0.60%	2,796	Long	7/9/2021	38,661,536	41,627,849	2,966,313
						$39,000,137	$44,042,359	$5,042,222

Swap	Referenced	Referenced			Termination	Notional	Notional	Unrealized
Counterparty	Index	Spread	Units	Position	Date	Amount	Value	Depreciation
JP Morgan	RU20GRTR(4)	3 Mo. LIBOR + 0.40%	3,543	Short	7/9/2021	$(38,665,327)	$(39,991,563)	$(1,326,236)

(1)	Russell 1000 Value Total Return Index.
(2)	Russell 1000 Growth Total Return Index.
(3)	Russell 2000 Value Total Return.
(4)	Russell 2000 Growth Total Return Index.

LIBOR London Interbank Offered Rate.

Open Futures Contracts at February 28, 2021:

				Notional	Notional	Unrealized
Type	Expiration	Contracts	Position	Amount	Value	Appreciation
E-Mini NASDAQ 100	March 2021	313	Short	$(81,557,939)	$(80,822,860)	$735,079
E-Mini S&P 500 Index	March 2021	423	Short	(81,833,779)	(80,564,580)	1,269,199
Nikkei 225	March 2021	66	Long	8,720,495	9,664,050	943,555
Total Unrealized Appreciation on Open Futures Contracts						$2,947,833

224	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

MULTI-ASSET INCOME FUND February 28, 2021

The following is a summary of the inputs used as of February 28, 2021 in valuing the Fund’s investments carried at fair value(1):

	Level 1	Level 2	Level 3	Total
Investment Type(2)	(000)	(000)	(000)	(000)
Investments in Underlying Funds	$1,245,807	$–	$–	$1,245,807
OTC Options Purchased	–	611	–	611
Short-Term Investment
Repurchase Agreement	–	1,597	–	1,597
Total	$1,245,807	$2,208	$–	$1,248,015
Other Financial Instruments
OTC Written Options
Assets	$–	$–	$–	$–
Liabilities	–	(110)	–	(110)
Futures Contracts
Assets	2,948	–	–	2,948
Liabilities	–	–	–	–
Total Return Swap Contracts
Assets	–	5,042	–	5,042
Liabilities	–	(1,326)	–	(1,326)
Total	$2,948	$3,606	$–	$6,554

(1)	Refer to Note 2(b) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets.

See Notes to Schedule of Investments.	225

Schedule of Investments (unaudited)

SHORT DURATION CORE BOND FUND February 28, 2021

			Principal
	Interest	Maturity	Amount	Fair
Investments	Rate	Date	(000)	Value
LONG-TERM INVESTMENTS 101.91%

ASSET-BACKED SECURITIES 18.71%

Automobiles 7.64%
American Credit Acceptance Receivables Trust 2019-2 B†	3.05%	5/12/2023	$8	$7,846
AmeriCredit Automobile Receivables Trust 2017-2 C	2.97%	3/20/2023	103	103,687
AmeriCredit Automobile Receivables Trust 2017-3 B	2.24%	6/19/2023	14	14,383
Arivo Acceptance Auto Loan Receivables Trust 2019-1 A†	2.99%	7/15/2024	38	38,044
Avid Automobile Receivables Trust 2019-1 A†	2.62%	2/15/2024	35	35,099
Avid Automobile Receivables Trust 2019-1 B†	2.82%	7/15/2026	500	513,314
Avis Budget Rental Car Funding AESOP LLC 2018-2A A†	4.00%	3/20/2025	700	764,125
Bank of The West Auto Trust 2017-1 A3†	2.11%	1/15/2023	16	15,730
BMW Vehicle Owner Trust 2019-A A2	2.05%	5/25/2022	8	8,006
California Republic Auto Receivables Trust 2017-1 B	2.91%	12/15/2022	39	38,752
CarMax Auto Owner Trust 2019-3 A2A	2.21%	12/15/2022	13	13,219
CarMax Auto Owner Trust 2019-4 B	2.32%	7/15/2025	750	778,109
CarMax Auto Owner Trust 2020-1 C	2.34%	11/17/2025	195	202,463
CarMax Auto Owner Trust 2020-1 D	2.64%	7/15/2026	125	129,594
Carvana Auto Receivables Trust 2019-2A C†	3.00%	6/17/2024	103	106,030
Carvana Auto Receivables Trust 2020-P1 C	1.32%	11/9/2026	400	401,573
Chesapeake Funding II LLC 2017-3A A1†	1.91%	8/15/2029	4	3,967
CPS Auto Receivables Trust 2017-C D†	3.79%	6/15/2023	134	135,966
CPS Auto Receivables Trust 2018-A C†	3.05%	12/15/2023	33	33,249
CPS Auto Receivables Trust 2018-B D†	4.26%	3/15/2024	185	191,062
CPS Auto Receivables Trust 2019-D B†	2.35%	11/15/2023	267	269,371
CPS Auto Receivables Trust 2019-D C†	2.54%	8/15/2024	267	272,690
CPS Auto Trust 2017-A D†	4.61%	12/15/2022	167	168,776
Drive Auto Receivables Trust 2017-1 D	3.84%	3/15/2023	32	32,158
Drive Auto Receivables Trust 2018-3 C	3.72%	9/16/2024	2	1,876
Drive Auto Receivables Trust 2018-4 D	4.09%	1/15/2026	228	236,149
Drive Auto Receivables Trust 2018-5 D	4.30%	4/15/2026	234	246,541
Drive Auto Receivables Trust 2019-1 D	4.09%	6/15/2026	237	248,770
Drive Auto Receivables Trust 2019-4 C	2.51%	11/17/2025	75	76,669

226	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

SHORT DURATION CORE BOND FUND February 28, 2021

			Principal
	Interest	Maturity	Amount	Fair
Investments	Rate	Date	(000)	Value
Automobiles (continued)
Exeter Automobile Receivables Trust 2019-4A B†	2.30%	12/15/2023	$265	$266,708
First Investors Auto Owner Trust 2019-1A A†	2.89%	3/15/2024	46	45,978
First Investors Auto Owner Trust 2019-2A A†	2.21%	9/16/2024	42	42,909
First Investors Auto Owner Trust 2021-1A B†	0.89%	3/15/2027	775	777,446
Flagship Credit Auto Trust 2018-3 B†	3.59%	12/16/2024	35	35,498
Ford Credit Auto Owner Trust 2019-C A2A	1.88%	7/15/2022	67	67,676
Foursight Capital Automobile Receivables Trust 2018-1 B†	3.53%	4/17/2023	54	54,288
Foursight Capital Automobile Receivables Trust 2018-1 C†	3.68%	8/15/2023	500	509,279
Foursight Capital Automobile Receivables Trust 2018-1 E†	5.56%	1/16/2024	100	103,867
GM Financial Automobile Leasing Trust 2019-2 A3	2.67%	3/21/2022	8	8,000
Hyundai Auto Lease Securitization Trust 2020-B A3†	0.51%	9/15/2023	489	490,927
Hyundai Auto Receivables Trust 2019-B	2.40%	6/15/2026	388	404,186
Hyundai Auto Receivables Trust 2019-B A2	1.93%	7/15/2022	13	12,862
Mercedes-Benz Auto Lease Trust 2019-A A3	3.10%	11/15/2021	11	10,553
Mercedes-Benz Auto Lease Trust 2019-B A3	2.00%	10/17/2022	100	101,046
Prestige Auto Receivables Trust 2017-1A D†	3.61%	10/16/2023	290	295,175
Santander Consumer Auto Receivables Trust 2020-B†	1.29%	4/15/2026	681	690,584
Santander Drive Auto Receivables Trust 2017-1 D	3.17%	4/17/2023	126	126,635
Santander Drive Auto Receivables Trust 2018-1 D	3.32%	3/15/2024	310	316,528
Santander Drive Auto Receivables Trust 2018-4 C	3.56%	7/15/2024	178	180,019
Santander Drive Auto Receivables Trust 2019-3 C	2.49%	10/15/2025	450	458,751
TCF Auto Receivables Owner Trust 2016-1A D†	3.50%	7/17/2023	52	52,087
TCF Auto Receivables Owner Trust 2016-PT1A B†	2.92%	10/17/2022	9	8,881
TCF Auto Receivables Owner Trust 2016-PT1A D†	4.20%	4/15/2024	52	52,085
Toyota Auto Loan Extended Note Trust 2020-1†	1.35%	5/25/2033	732	748,758
Volkswagen Auto Loan Enhanced Trust 2020-1 A4	1.26%	8/20/2026	351	358,187
Westlake Automobile Receivables Trust 2019-1A B†	3.26%	10/17/2022	81	81,695
Westlake Automobile Receivables Trust 2019-1A C†	3.45%	3/15/2024	200	203,395
Westlake Automobile Receivables Trust 2019-2A A2A†	2.57%	2/15/2023	8	7,577
Westlake Automobile Receivables Trust 2019-3A A2†	2.15%	2/15/2023	85	85,651

See Notes to Schedule of Investments.	227

Schedule of Investments (unaudited)(continued)

SHORT DURATION CORE BOND FUND February 28, 2021

				Principal
	Interest		Maturity	Amount	Fair
Investments	Rate		Date	(000)	Value
Automobiles (continued)
Westlake Automobile Receivables Trust 2019-3A B†	2.41%		10/15/2024	$254	$257,457
Westlake Automobile Receivables Trust 2019-3A C†	2.49%		10/15/2024	454	464,005
Total					12,405,911

Credit Cards 1.20%
American Express Credit Account Master Trust 2019-1 B	3.07%		10/15/2024	142	146,017
Chase Issuance Trust 2014-A2	2.77%		3/15/2023	10	9,990
Continental Finance Credit Card ABS Master Trust 2020-1A A†	2.24%		12/15/2028	600	607,057
Newday Funding Master Issuer PLC NDFT 2021-1A A2†	Zero Coupon	#(a)	3/15/2029	400	400,394	(b)
Perimeter Master Note Business Trust 2019-1A A†	4.31%		12/15/2022	100	100,312
World Financial Network Credit Card Master Trust 2016-A	2.03%		4/15/2025	48	48,260
World Financial Network Credit Card Master Trust 2019-A A	3.14%		12/15/2025	217	222,925
World Financial Network Credit Card Master Trust 2019-C A	2.21%		7/15/2026	406	417,992
Total					1,952,947

Other 9.87%
AMMC CLO 19 Ltd. 2016-19A AR†	1.381% (3 Mo. LIBOR + 1.14%	)#	10/16/2028	250	249,846
Amur Equipment Finance Receivables VII LLC 2019-1A C†	3.09%		3/20/2025	100	102,363
Apex Credit CLO Ltd. 2016-1A AS1R†	1.513% (3 Mo. LIBOR + 1.30%	)#	10/27/2028	98	97,967
Apidos CLO 2016-24A A1Al†(c)	1.067% (3 Mo. LIBOR + 0.95%	)	10/20/2030	250	250,000
Bain Capital Credit CLO Ltd. 2017-1A A1†	1.474% (3 Mo. LIBOR + 1.25%	)#	7/20/2030	300	300,240
Bain Capital Credit CLO Ltd. 2017-2A AR†	1.468% (3 Mo. LIBOR + 1.25%	)#	7/25/2030	250	250,065
BlueMountain CLO Ltd. 2015-2A A1R†	1.153% (3 Mo. LIBOR + .93%	)#	7/18/2027	204	203,665
BMW Floorplan Master Owner Trust 2018-1 A1†	3.15%		5/15/2023	187	188,213
CARLYLE US CLO Ltd. 2017-3A A1AR†(c)	Zero Coupon	#(a)	7/20/2029	250	250,000

228	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

SHORT DURATION CORE BOND FUND February 28, 2021

				Principal
	Interest		Maturity	Amount		Fair
Investments	Rate		Date	(000)		Value
Other (continued)
CIFC Funding I Ltd. 2021-1A A1†(c)	Zero Coupon	#(a)	4/25/2033		$570	$570,000
Dell Equipment Finance Trust 2020-2 D†	1.92%		3/23/2026		243	247,517
Diamond Resorts Owner Trust 2018-1 B†	4.19%		1/21/2031		114	119,708
Dryden 53 CLO Ltd. 2017-53A A†	1.361% (3 Mo. LIBOR + 1.12%	)#	1/15/2031		400	400,503
Dryden XXVI Senior Loan Fund 2013-26A AR†	1.141% (3 Mo. LIBOR + .90%	)#	4/15/2029		270	269,629
Elmwood CLO VI Ltd. 2020-3A A†	1.557% (3 Mo. LIBOR + 1.32%	)#	10/15/2031		250	250,309
Fairstone Financial Issuance Trust I 2019-1A B†(d)	5.084%		3/21/2033	CAD	150	118,128
Greystone Commercial Real Estate Notes Ltd. 2018-HC1 A†	1.657% (1 Mo. LIBOR + 1.55%	)#	9/15/2028		$450	449,653
Greystone Commercial Real Estate Notes Ltd. 2018-HC1 AS†	2.257% (1 Mo. LIBOR + 2.15%	)#	9/15/2028		500	492,001
Kayne CLO II Ltd. 2018 2A AR†	Zero Coupon	#(a)	10/15/2031		270	270,000
KKR CLO Ltd-29A A†	Zero Coupon	#(a)	1/15/2032		250	250,000
LCM XXII Ltd. 22A A1R†	1.384% (3 Mo. LIBOR + 1.16%	)#	10/20/2028		250	250,322
Lendmark Funding Trust 2018-1A A†	3.81%		12/21/2026		586	590,330
LoanCore Issuer Ltd. 2019-CRE2 A†	1.242% (1 Mo. LIBOR + 1.13%	)#	5/15/2036		250	250,699
Madison Park Funding XI Ltd. 2013-11A AR†	1.378% (3 Mo. LIBOR + 1.16%	)#	7/23/2029		250	250,291
Magnetite Xxix Ltd. 2021-29A A†(c)	Zero Coupon	#(a)	1/15/2034		250	250,000
Massachusetts Educational Financing Authority 2008-1 A1	1.168% (3 Mo. LIBOR + .95%	)#	4/25/2038		86	86,185
ME Funding LLC 2019-1 A2†	6.448%		7/30/2049		311	324,762
Mercedes-Benz Master Owner Trust 2018-BA A†	0.447% (1 Mo. LIBOR + .34%	)#	5/15/2023		100	100,068
Mountain Hawk III CLO Ltd. 2014-3A AR†	1.423% (3 Mo. LIBOR + 1.20%	)#	4/18/2025		9	8,944
Mountain View CLO LLC 2017-1A AR†	1.313% (3 Mo. LIBOR + 1.09%	)#	10/16/2029		250	250,095
MVW Owner Trust 2017-1A A†	2.42%		12/20/2034		317	324,744
Navient Private Education Refi Loan Trust 2020-FA A†	1.22%		7/15/2069		509	513,972

See Notes to Schedule of Investments.	229

Schedule of Investments (unaudited)(continued)

SHORT DURATION CORE BOND FUND February 28, 2021

				Principal
	Interest		Maturity	Amount	Fair
Investments	Rate		Date	(000)	Value
Other (continued)
Newark BSL CLO 1 Ltd. 2016-1A A1R†	1.313% (3 Mo. LIBOR + 1.10%	)#	12/21/2029	$500	$500,676
NextGear Floorplan Master Owner Trust 2018-2A A2†	3.69%		10/15/2023	100	102,177
Oaktree EIF III Series I Ltd. 2016-IIIA B†	2.224% (3 Mo. LIBOR + 2.00%	)#	10/20/2027	250	250,674
Octagon Investment Partners 30 Ltd. 2017-1A A1R†	Zero Coupon	#(a)	3/17/2030	750	751,201
Octagon Investment Partners 49 Ltd. 2020-5A A1†	1.43% (3 Mo. LIBOR + 1.22%	)#	1/15/2033	400	400,007
OneMain Financial Issuance Trust 2018-2A A†	3.57%		3/14/2033	301	318,327
OneMain Financial Issuance Trust 2019-1A B†	3.79%		2/14/2031	100	103,143
Orange Lake Timeshare Trust 2015-AA A†	2.88%		9/8/2027	7	7,056
Orec Ltd. 2018-CRE1 A†	1.287% (1 Mo. LIBOR + 1.18%	)#	6/15/2036	350	350,457
OZLM VIII Ltd. 2014-8A A1RR†	1.393% (3 Mo. LIBOR + 1.17%	)#	10/17/2029	397	397,186
Palmer Square Loan Funding Ltd. 2018-5A A1†	1.074% (3 Mo. LIBOR + .85%	)#	1/20/2027	170	169,565
PFS Financing Corp. 2020-F A†	0.93%		8/15/2024	100	100,835
SCF Equipment Leasing LLC 2019-1A C†	3.92%		11/20/2026	100	100,736
SCF Equipment Leasing LLC 2019-2A A1†	2.22%		6/20/2024	47	47,055
SCF Equipment Leasing LLC 2019-2A B†	2.76%		8/20/2026	100	105,054
SCF Equipment Leasing LLC 2020-1A B†	2.02%		3/20/2028	547	556,367
SCF Equipment Leasing LLC 2021-1A A3†	0.83%		8/21/2028	500	500,954
SCF Equipment Leasing LLC 2021-1A B†	1.37%		8/20/2029	1,000	994,953
Signal Peak CLO 1 Ltd. 2014-1A ARR†	1.393% (3 Mo. LIBOR + 1.17%	)#	1/17/2029	250	250,325
Signal Peak CLO 1 Ltd. 2014-1A BRR†	1.973% (3 Mo. LIBOR + 1.75%	)#	1/17/2029	450	451,212
Sound Point CLO III-R Ltd. 2013-2RA B†	1.691% (3 Mo. LIBOR + 1.45%	)#	4/15/2029	250	247,024
TCW CLO AMR Ltd. 2019-1A A†	1.168% (3 Mo. LIBOR + .97%	)#	2/15/2029	750	750,204
Towd Point Asset Trust 2018-SL1 A†	0.73% (1 Mo. LIBOR + .60%	)#	1/25/2046	43	42,515
Total					16,027,922
Total Asset-Backed Securities (cost $30,140,570)					30,386,780

230	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

SHORT DURATION CORE BOND FUND February 28, 2021

				Principal
	Interest		Maturity	Amount	Fair
Investments	Rate		Date	(000)	Value
CORPORATE BONDS 40.24%

Aerospace/Defense 1.09%
Boeing Co. (The)	2.80%		3/1/2023	$550	$570,445
Boeing Co. (The)	4.508%		5/1/2023	600	643,746
Boeing Co. (The)	4.875%		5/1/2025	500	559,210
Total					1,773,401

Apparel 0.13%
PVH Corp.	7.75%		11/15/2023	186	217,982

Automotive 3.15%
Daimler Finance North America LLC†	3.40%		2/22/2022	175	180,186
Daimler Finance North America LLC†	3.65%		2/22/2024	500	543,329
Daimler Finance North America LLC†	3.875%		9/15/2021	600	611,573
General Motors Financial Co., Inc.	2.75%		6/20/2025	94	98,985
General Motors Financial Co., Inc.	3.15%		6/30/2022	88	90,791
General Motors Financial Co., Inc.	3.20%		7/6/2021	418	421,028
General Motors Financial Co., Inc.	3.70%		5/9/2023	584	619,029
General Motors Financial Co., Inc.	5.10%		1/17/2024	1,103	1,229,207
Hyundai Capital America	1.04% (3 Mo. LIBOR + .82%	)#	3/12/2021	90	89,980
Hyundai Capital America†	3.45%		3/12/2021	25	25,022
Nissan Motor Acceptance Corp.†	2.55%		3/8/2021	75	75,026
Stellantis N.V. (Netherlands)(e)	5.25%		4/15/2023	575	624,852
Toyota Motor Credit Corp.	1.35%		8/25/2023	32	32,782
Volkswagen Group of America Finance LLC†	2.90%		5/13/2022	200	205,922
Volkswagen Group of America Finance LLC†	3.125%		5/12/2023	253	266,776
Total					5,114,488

Banks: Regional 10.10%
ABN AMRO Bank NV (Netherlands)(e)	6.25%		4/27/2022	600	638,575
Associated Bank NA	3.50%		8/13/2021	7	7,081
Banco de Credito del Peru (Peru)†(e)	2.70%		1/11/2025	300	313,650
Bank of America Corp.	0.81% (SOFR + .74%	)#	10/24/2024	139	140,108
Bank of America Corp.	2.456% (3 Mo. LIBOR + .87%	)#	10/22/2025	400	423,272
Bank of America Corp.	3.004% (3 Mo. LIBOR + .79%	)#	12/20/2023	1,000	1,045,344

See Notes to Schedule of Investments.	231

Schedule of Investments (unaudited)(continued)

SHORT DURATION CORE BOND FUND February 28, 2021

				Principal
	Interest		Maturity	Amount	Fair
Investments	Rate		Date	(000)	Value
Banks: Regional (continued)
Bank of America Corp.	3.95%		4/21/2025	$162	$179,359
Bank of America Corp.	4.00%		1/22/2025	250	276,991
Bank of Ireland Group plc (Ireland)†(e)	4.50%		11/25/2023	488	534,206
Barclays Bank plc (United Kingdom)†(e)	10.179%		6/12/2021	80	82,119
Barclays plc (United Kingdom)(e)	4.61% (3 Mo. LIBOR + 1.40%	)#	2/15/2023	527	546,957
BBVA Bancomer SA†	4.375%		4/10/2024	200	218,002
Citibank NA	0.782% (3 Mo. LIBOR + .60%	)#	5/20/2022	250	250,346
Citigroup, Inc.	1.678% (SOFR + 1.67%	)#	5/15/2024	505	517,763
Citigroup, Inc.	4.40%		6/10/2025	875	983,155
Danske Bank A/S (Denmark)†(e)	1.226%		6/22/2024	230	233,153
Danske Bank A/S (Denmark)†(e)	3.001% (3 Mo. LIBOR + 1.25%	)#	9/20/2022	200	202,546
Danske Bank A/S (Denmark)†(e)	5.00%		1/12/2022	983	1,020,446
Danske Bank A/S (Denmark)†(e)	5.375%		1/12/2024	746	839,095
Goldman Sachs Group, Inc. (The)	1.325% (3 Mo. LIBOR + 1.11%	)#	4/26/2022	675	676,136
Goldman Sachs Group, Inc. (The)	2.876% (3 Mo. LIBOR + .82%	)#	10/31/2022	700	711,395
Goldman Sachs Group, Inc. (The)	3.50%		4/1/2025	225	246,175
HSBC USA, Inc.	9.30%		6/1/2021	27	27,599
JPMorgan Chase & Co.	3.875%		9/10/2024	143	157,779
Lloyds Banking Group plc (United Kingdom)(e)	1.326% (1 Yr Treasury CMT + 1.10%	)#	6/15/2023	200	202,103
Macquarie Bank Ltd. (Australia)†(e)	6.625%		4/7/2021	40	40,240
Morgan Stanley	0.73% (SOFR + .70%	)#	1/20/2023	175	175,830
Morgan Stanley	1.152% (3 Mo. LIBOR + .93%	)#	7/22/2022	150	150,502
Morgan Stanley	2.72% (SOFR + 1.15%	)#	7/22/2025	511	543,530
Standard Chartered plc (United Kingdom)†(e)	0.991% (1 Yr Treasury CMT + .78%	)#	1/12/2025	200	199,906
Standard Chartered plc (United Kingdom)†(e)	2.819% (3 Mo. LIBOR + 1.21%	)	1/30/2026	461	484,037
Swedbank AB (Sweden)†(e)	1.30%		6/2/2023	200	203,869
UBS AG	7.625%		8/17/2022	1,286	1,414,055
UBS AG (Switzerland)(e)	5.125%		5/15/2024	299	330,861

232	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

SHORT DURATION CORE BOND FUND February 28, 2021

				Principal
	Interest		Maturity	Amount	Fair
Investments	Rate		Date	(000)	Value
Banks: Regional (continued)
UBS AG (United Kingdom)†(e)	1.75%		4/21/2022	$555	$563,938
Wells Fargo & Co.	2.164% (3 Mo. LIBOR + .75%	)#	2/11/2026	1,750	1,820,829
Total					16,400,952

Biotechnology Research & Production 0.02%
Royalty Pharma plc†	1.20%		9/2/2025	36	35,858

Building Materials 0.08%
Vulcan Materials Co.	0.875% (3 Mo. LIBOR + .65%	)#	3/1/2021	126	126,000

Business Services 0.17%
Equifax, Inc.	1.064% (3 Mo. LIBOR + .87%	)#	8/15/2021	10	10,033
IHS Markit Ltd. (United Kingdom)†(e)	5.00%		11/1/2022	250	265,098
Total					275,131

Chemicals 0.83%
Albemarle Corp.	1.244% (3 Mo. LIBOR + 1.05%	)#	11/15/2022	300	299,699
Celanese US Holdings LLC	5.875%		6/15/2021	4	4,063
LYB International Finance III LLC	1.238% (3 Mo. LIBOR + 1.00%	)#	10/1/2023	500	501,782
Nutrition & Biosciences, Inc.†	0.697%		9/15/2022	311	312,430
Nutrition & Biosciences, Inc.†	1.23%		10/1/2025	227	226,163
Total					1,344,137

Computer Hardware 1.14%
Dell International LLC/EMC Corp.†	5.45%		6/15/2023	1,380	1,514,235
Hewlett Packard Enterprise Co.	0.90% (3 Mo. LIBOR + .68%	)#	3/12/2021	183	183,034
Hewlett Packard Enterprise Co.	0.958% (3 Mo. LIBOR + .72%	)#	10/5/2021	150	150,029
Total					1,847,298

Construction/Homebuilding 0.67%
Lennar Corp.	4.875%		12/15/2023	500	548,625
Lennar Corp.	5.375%		10/1/2022	500	535,408
Total					1,084,033

See Notes to Schedule of Investments.	233

Schedule of Investments (unaudited)(continued)

SHORT DURATION CORE BOND FUND February 28, 2021

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Containers 0.21%
Silgan Holdings, Inc.†	1.40%		4/1/2026	$125	$123,532
WRKCo, Inc.	3.00%		9/15/2024	200	214,241
Total					337,773

Drugs 1.90%
AbbVie, Inc.	3.45%		3/15/2022	500	513,362
AstraZeneca plc (United Kingdom)(e)	2.375%		6/12/2022	500	512,113
Bayer US Finance II LLC†	3.50%		6/25/2021	325	327,405
Bayer US Finance II LLC†	3.875%		12/15/2023	700	761,201
Bayer US Finance II LLC†	4.25%		12/15/2025	300	338,157
Becton Dickinson & Co.	1.255% (3 Mo. LIBOR + 1.03%	)#	6/6/2022	500	505,246
Cardinal Health, Inc.	0.987% (3 Mo. LIBOR + .77%	)#	6/15/2022	115	115,941
Cardinal Health, Inc.	3.50%		11/15/2024	9	9,788
Total					3,083,213

Electric: Power 3.89%
Ausgrid Finance Pty Ltd. (Australia)†(e)	3.85%		5/1/2023	56	59,015
Cleco Corporate Holdings LLC	3.743%		5/1/2026	500	550,898
Cleveland Electric Illuminating Co. (The)	5.50%		8/15/2024	225	259,915
Comision Federal de Electricidad (Mexico)†(e)	4.875%		1/15/2024	700	767,309
Dominion Energy, Inc.	3.071%		8/15/2024	25	26,931
Dominion Energy, Inc.	4.104%		4/1/2021	111	111,346
Emera US Finance LP	2.70%		6/15/2021	350	351,645
Enel Finance International NV (Netherlands)†(e)	2.65%		9/10/2024	884	936,343
Enel Finance International NV (Netherlands)†(e)	2.75%		4/6/2023	200	209,062
Enel Finance International NV (Netherlands)†(e)	2.875%		5/25/2022	400	411,622
Enel Finance International NV (Netherlands)†(e)	4.25%		9/14/2023	600	654,356
FirstEnergy Corp.	3.35%		7/15/2022	170	173,472
Jersey Central Power & Light Co.†	4.70%		4/1/2024	200	218,763
NRG Energy, Inc.†	3.75%		6/15/2024	600	650,170
Pacific Gas and Electric Co.	3.15%		1/1/2026	442	470,542
Pacific Gas and Electric Co.	3.75%		2/15/2024	150	160,097
Puget Energy, Inc.	5.625%		7/15/2022	70	73,955
San Diego Gas & Electric Co.	1.914%		2/1/2022	5	5,017
TransAlta Corp. (Canada)(e)	4.50%		11/15/2022	2	2,080
Vistra Operations Co. LLC†	3.55%		7/15/2024	215	231,337
Total					6,323,875

234	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

SHORT DURATION CORE BOND FUND February 28, 2021

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Electrical Equipment 1.66%
Broadcom, Inc.	3.15%		11/15/2025	$560	$602,923
Broadcom, Inc.	3.625%		10/15/2024	514	561,153
Microchip Technology, Inc.†	0.972%		2/15/2024	342	343,432
Microchip Technology, Inc.†	2.67%		9/1/2023	400	418,920
NXP BV/NXP Funding LLC (Netherlands)†(e)	3.875%		9/1/2022	295	308,951
NXP BV/NXP Funding LLC (Netherlands)†(e)	4.625%		6/1/2023	236	256,947
SK Hynix, Inc. (South Korea)†(e)	1.00%		1/19/2024	200	199,725
Total					2,692,051

Electronics 0.00%
Trimble, Inc.	4.15%		6/15/2023	5	5,377

Financial Services 3.24%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland)(e)	4.625%		7/1/2022	500	523,661
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland)(e)	4.875%		1/16/2024	900	982,799
Air Lease Corp.	0.902% (3 Mo. LIBOR + .67%	)#	6/3/2021	1,000	1,000,606
Aircastle Ltd.	4.40%		9/25/2023	232	246,162
Aircastle Ltd.	5.00%		4/1/2023	40	42,841
Ally Financial, Inc.	4.25%		4/15/2021	12	12,054
Ally Financial, Inc.	5.125%		9/30/2024	400	456,802
Aviation Capital Group LLC†	3.875%		5/1/2023	100	105,118
Avolon Holdings Funding Ltd. (Ireland)†(e)	3.625%		5/1/2022	280	285,304
Avolon Holdings Funding Ltd. (Ireland)†(e)	4.25%		4/15/2026	150	158,681
Avolon Holdings Funding Ltd. (Ireland)†(e)	5.125%		10/1/2023	260	279,060
Avolon Holdings Funding Ltd. (Ireland)†(e)	5.25%		5/15/2024	665	724,606
Avolon Holdings Funding Ltd. (Ireland)†(e)	5.50%		1/15/2026	60	66,471
Jefferies Financial Group, Inc.	5.50%		10/18/2023	214	233,359
Jefferies Group LLC	5.125%		1/20/2023	40	43,388
Park Aerospace Holdings Ltd. (Ireland)†(e)	4.50%		3/15/2023	96	100,445
Total					5,261,357

Food 0.02%
Kraft Heinz Foods Co.	3.00%		6/1/2026	25	26,550

Health Care Services 0.79%
Centene Corp.†	5.375%		6/1/2026	73	76,368
Centene Corp.†	5.375%		8/15/2026	24	25,320

See Notes to Schedule of Investments.	235

Schedule of Investments (unaudited)(continued)

SHORT DURATION CORE BOND FUND February 28, 2021

Investments	Interest Rate		Maturity Date		Principal Amount (000)	Fair Value
Health Care Services (continued)
CommonSpirit Health	1.547%		10/1/2025		$44	$44,575
HCA, Inc.	5.25%		4/15/2025		680	783,938
HCA, Inc.	5.25%		6/15/2026		300	351,207
Total						1,281,408

Insurance 0.63%
CNO Financial Group, Inc.	5.25%		5/30/2025		300	345,496
Jackson National Life Global Funding†	0.701% (3 Mo. LIBOR + .48%	)#	6/11/2021		120	120,150
Protective Life Global Funding†	1.082%		6/9/2023		150	152,481
Trinity Acquisition plc (United Kingdom)(e)	3.50%		9/15/2021		396	401,060
Total						1,019,187

Leasing 0.15%
Penske Truck Leasing Co., LP/PTL Finance Corp.†	3.90%		2/1/2024		226	245,639

Lodging 0.09%
Las Vegas Sands Corp.	3.20%		8/8/2024		140	147,073

Machinery: Agricultural 0.73%
BAT Capital Corp.	2.789%		9/6/2024		322	342,865
BAT Capital Corp.	3.222%		8/15/2024		354	380,694
Reynolds American, Inc.	4.45%		6/12/2025		410	457,935
Total						1,181,494

Machinery: Industrial/Specialty 0.44%
CNH Industrial Capital LLC	4.875%		4/1/2021		12	12,043
CNH Industrial NV (United Kingdom)(e)	4.50%		8/15/2023		150	163,925
Otis Worldwide Corp.	0.688% (3 Mo. LIBOR + .45%	)#	4/5/2023		425	425,127
Westinghouse Air Brake Technologies Corp.	4.40%		3/15/2024		100	109,323
Total						710,418

Manufacturing 0.03%
Pentair Finance Sarl (Luxembourg)(e)	3.15%		9/15/2022		45	45,886

Media 0.17%
Cox Communications, Inc.†	2.95%		6/30/2023		175	183,813
NBCUniversal Enterprise, Inc.†	5.25%		–	(f)	100	101,125
Total						284,938

236	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

SHORT DURATION CORE BOND FUND February 28, 2021

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Metals & Minerals: Miscellaneous 2.00%
Anglo American Capital plc (United Kingdom)†(e)	3.625%		9/11/2024	$1,400	$1,528,943
Glencore Finance Canada Ltd. (Canada)†(e)	4.95%		11/15/2021	361	372,347
Glencore Funding LLC†	4.125%		5/30/2023	357	384,133
Glencore Funding LLC†	4.625%		4/29/2024	685	761,531
MMC Norilsk Nickel OJSC via MMC Finance DAC (Ireland)†(e)	4.10%		4/11/2023	200	208,473
Total					3,255,427

Natural Gas 0.25%
National Fuel Gas Co.	3.75%		3/1/2023	242	254,372
National Fuel Gas Co.	4.90%		12/1/2021	150	153,417
Total					407,789

Oil 1.82%
Cenovus Energy, Inc. (Canada)(e)	5.375%		7/15/2025	150	169,932
Continental Resources, Inc.	4.50%		4/15/2023	229	235,497
Continental Resources, Inc.	5.00%		9/15/2022	143	143,143
Diamondback Energy, Inc.	4.75%		5/31/2025	136	153,385
Diamondback Energy, Inc.	5.375%		5/31/2025	594	614,465
Gazprom PJSC Via Gaz Capital SA (Luxembourg)†(e)	4.95%		7/19/2022	200	210,441
Helmerich & Payne, Inc.	4.65%		3/15/2025	300	333,645
Petroleos Mexicanos (Mexico)(e)	3.871% (3 Mo. LIBOR + 3.65%	)#	3/11/2022	300	303,188
Phillips 66	0.814% (3 Mo. LIBOR + .62%	)#	2/15/2024	250	250,622
Suncor Energy Ventures Corp. (Canada)†(e)	9.40%		9/1/2021	25	25,821
Tengizchevroil Finance Co. International Ltd. (Kazakhstan)†(e)	2.625%		8/15/2025	200	205,069
Viper Energy Partners LP†	5.375%		11/1/2027	300	316,312
Total					2,961,520

Oil: Crude Producers 1.79%
Cheniere Corpus Christi Holdings LLC	5.875%		3/31/2025	289	333,260
Cheniere Corpus Christi Holdings LLC	7.00%		6/30/2024	275	319,290
Energy Transfer Operating LP	5.875%		1/15/2024	230	258,419
Energy Transfer Operating LP	7.60%		2/1/2024	25	28,637
Midwest Connector Capital Co. LLC†	3.625%		4/1/2022	25	25,324
MPLX LP	1.33% (3 Mo. LIBOR + 1.10%	)#	9/9/2022	343	343,238

See Notes to Schedule of Investments.	237

Schedule of Investments (unaudited)(continued)

SHORT DURATION CORE BOND FUND February 28, 2021

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Oil: Crude Producers (continued)
MPLX LP	3.50%		12/1/2022	$50	$52,402
NGPL PipeCo LLC†	4.375%		8/15/2022	225	234,331
Sabine Pass Liquefaction LLC	5.625%		4/15/2023	875	953,944
Sabine Pass Liquefaction LLC	5.875%		6/30/2026	250	298,329
Sunoco Logistics Partners Operations LP	4.40%		4/1/2021	5	5,002
Texas Eastern Transmission LP†	2.80%		10/15/2022	50	51,574
Total					2,903,750

Real Estate Investment Trusts 1.04%
Brixmor Operating Partnership LP	1.255% (3 Mo. LIBOR + 1.05%	)#	2/1/2022	25	25,015
EPR Properties	4.75%		12/15/2026	225	233,965
Equinix, Inc.	1.00%		9/15/2025	95	93,822
Equinix, Inc.	5.375%		5/15/2027	400	432,316
GLP Capital LP/GLP Financing II, Inc.	5.25%		6/1/2025	350	395,752
VEREIT Operating Partnership LP	4.60%		2/6/2024	206	226,677
VEREIT Operating Partnership LP	4.625%		11/1/2025	250	285,832
Total					1,693,379

Retail 0.13%
7-Eleven, Inc.†	0.80%		2/10/2024	57	57,053
Walgreens Boots Alliance, Inc.	3.80%		11/18/2024	144	158,539
Total					215,592

Steel 0.13%
POSCO (South Korea)†(e)	2.375%		11/12/2022	200	205,288

Technology 0.89%
Baidu, Inc. (China)(e)	3.075%		4/7/2025	400	424,133
E*TRADE Financial Corp.	2.95%		8/24/2022	5	5,179
JD.com, Inc. (China)(e)	3.125%		4/29/2021	200	200,785
Tencent Holdings Ltd. (China)†(e)	2.985%		1/19/2023	200	208,456
VeriSign, Inc.	4.625%		5/1/2023	600	604,875
Total					1,443,428

Telecommunications 0.31%
NTT Finance Corp. (Japan)†(c)(e)	0.583%		3/1/2024	200	199,916
Vodafone Group plc (United Kingdom)(e)	1.213% (3 Mo. LIBOR + .99%	)#	1/16/2024	301	306,340
Total					506,256

238	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

SHORT DURATION CORE BOND FUND February 28, 2021

Investments	Interest Rate		Maturity Date	Principal Amount (000)		Fair Value
Toys 0.05%
Hasbro, Inc.	3.00%		11/19/2024	$82		$87,954

Transportation: Miscellaneous 0.15%
Huntington Ingalls Industries, Inc.	3.844%		5/1/2025	223		246,010

Transportation: Miscellaneous 0.35%
Canadian Pacific Railway Co. (Canada)(e)	9.45%		8/1/2021	35		36,350
Pelabuhan Indonesia III Persero PT (Indonesia)†(e)	4.50%		5/2/2023	500		530,783
Total						567,133
Total Corporate Bonds (cost $64,754,304)						65,359,045

FLOATING RATE LOAN(g) 0.18%

Media
Nielsen Finance LLC USD Term Loan B4 (cost $298,503)	–	(h)	10/4/2023	298		298,638

FOREIGN GOVERNMENT OBLIGATIONS 0.92%

Bermuda 0.13%
Government of Bermuda†	4.138%		1/3/2023	200		212,229

Indonesia 0.17%
Republic of Indonesia(e)	4.45%		2/11/2024	250		274,206

Qatar 0.16%
Qatar Government International Bond†(e)	3.875%		4/23/2023	250		267,394

Romania 0.17%
Republic of Romania†(e)	4.875%		1/22/2024	250		279,006

South Africa 0.16%
Saudi Government International Bond†(e)	2.875%		3/4/2023	250		260,728

United Arab Emirates 0.13%
Abu Dhabi Government International Bond†(e)	2.125%		9/30/2024	200		209,073
Total Foreign Government Obligations (cost $1,501,460)						1,502,636

GOVERNMENT SPONSORED ENTERPRISES COLLATERALIZED MORTGAGE OBLIGATIONS 0.01%
Government National Mortgage Assoc. 2014-112 A	3.00%	#(i)	1/16/2048	11		11,931
Government National Mortgage Assoc. 2017-100 AS	2.75%		2/16/2058	–	(j)	502
Total Government Sponsored Enterprises Collateralized Mortgage Obligations (cost $11,939)						12,433

See Notes to Schedule of Investments.	239

Schedule of Investments (unaudited)(continued)

SHORT DURATION CORE BOND FUND February 28, 2021

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
GOVERNMENT SPONSORED ENTERPRISES PASS-THROUGH 5.89%
Federal National Mortgage Assoc.(k) (cost $9,593,565)	3.00%		TBA	$9,060	$9,566,086

MUNICIPAL BOND 0.13%

Miscellaneous
State of Illinois (cost $202,292)	4.95%		6/1/2023	196	203,291

NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES 13.21%
Angel Oak Mortgage Trust 2020-6 A1†	1.261%	#(i)	5/25/2065	224	226,017
AOA Mortgage Trust 2015-1177 A†	2.957%		12/13/2029	100	100,908
Atrium Hotel Portfolio Trust 2017-ATRM A†	1.042% (1 Mo. LIBOR + .93%	)#	12/15/2036	350	350,595
Atrium Hotel Portfolio Trust 2018-ATRM A†	1.062% (1 Mo. LIBOR + .95%	)#	6/15/2035	450	450,867
BAMLL Commercial Mortgage Securities Trust 2013-WBRK A†	3.534%	#(i)	3/10/2037	230	232,589
Bancorp Commercial Mortgage Trust 2019-CRE6 A†	1.162% (1 Mo. LIBOR + 1.05%	)#	9/15/2036	231	231,333
BB-UBS Trust 2012-SHOW A†	3.43%		11/5/2036	300	315,518
BBCMS Mortgage Trust 2018-TALL A†	0.834% (1 Mo. LIBOR + .72%	)#	3/15/2037	250	250,159
BBCMS Mortgage Trust 2020-C7	2.044%		4/15/2053	250	257,959
Benchmark Mortgage Trust 2021 B23 A2	1.62%		2/15/2054	220	224,414
BX 2021-MFM1 A†	0.812% (1 Mo. LIBOR + .70%	)#	1/15/2034	250	251,746
BX Commercial Mortgage Trust 2018-BIOA A†	0.783% (1 Mo. LIBOR + .67%	)#	3/15/2037	45	45,138
BX Commercial Mortgage Trust 2019-XL A†	1.032% (1 Mo. LIBOR + .92%	)#	10/15/2036	190	190,488
BX Commercial Mortgage Trust 2019-XL B†	1.192% (1 Mo. LIBOR + 1.08%	)#	10/15/2036	95	95,154
BX Commercial Mortgage Trust 2019-XL C†	1.362% (1 Mo. LIBOR + 1.25%	)#	10/15/2036	95	95,165
BX Commercial Mortgage Trust 2019-XL D†	1.562% (1 Mo. LIBOR + 1.45%	)#	10/15/2036	95	95,178
BX Commercial Mortgage Trust 2019-XL E†	1.912% (1 Mo. LIBOR + 1.80%	)#	10/15/2036	95	95,199
BX Trust 2017-SLCT D†	2.162% (1 Mo. LIBOR + 2.05%	)#	7/15/2034	9	8,832

240	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

SHORT DURATION CORE BOND FUND February 28, 2021

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
BX Trust 2018-GW A†	0.912% (1 Mo. LIBOR + .80%	)#	5/15/2035	$773	$774,700
Cantor Commercial Real Estate Lending
2019-CF1 65A†	4.411%	#(i)	5/15/2052	50	52,291	(b)
CFCRE Commercial Mortgage Trust 2016-C4 A4	3.283%		5/10/2058	60	65,738
CFCRE Commercial Mortgage Trust 2018-TAN A†	4.236%		2/15/2033	78	81,444
CHT Mortgage Trust 2017-CSMO B†	1.512% (1 Mo. LIBOR + 1.40%	)#	11/15/2036	310	310,704
CHT Mortgage Trust 2017-CSMO C†	1.612% (1 Mo. LIBOR + 1.50%	)#	11/15/2036	300	300,751
Citigroup Commercial Mortgage Trust 2012-GC8 A4	3.024%		9/10/2045	132	134,358
Citigroup Commercial Mortgage Trust 2013-375P C†	3.518%	#(i)	5/10/2035	275	282,939
Citigroup Commercial Mortgage Trust 2015-GC27 AAB	2.944%		2/10/2048	8	8,098
Citigroup Commercial Mortgage Trust 2016-GC36	3.616%		2/10/2049	100	110,844
Citigroup Commercial Mortgage Trust 2016-GC37	3.314%		4/10/2049	225	246,319
Citigroup Commercial Mortgage Trust 2018-B2 A2	3.788%		3/10/2051	6	6,294
COMM Mortgage Trust 2015-LC21 A4	3.708%		7/10/2048	219	242,152
COMM Mortgage Trust 2020-SBX A†	1.67%		1/10/2038	185	186,945
Commercial Mortgage Pass-Through Certificates 2014-277P A†	3.611%	#(i)	8/10/2049	100	108,324
Commercial Mortgage Pass-Through Certificates 2014-UBS3 A4	3.819%		6/10/2047	107	116,882
Commercial Mortgage Pass-Through Certificates 2014-UBS5 A4	3.838%		9/10/2047	593	650,853
Commercial Mortgage Pass-Through Certificates 2014-UBS6 A5	3.644%		12/10/2047	17	19,084
Commercial Mortgage Pass-Through Certificates 2015-DC1 A4	3.078%		2/10/2048	280	294,457
Commercial Mortgage Pass-Through Certificates 2015-PC1 A5	3.902%		7/10/2050	439	487,636
Commercial Mortgage Pass-Through Certificates 2015-PC1 B	4.32%	#(i)	7/10/2050	10	10,677
Credit Suisse Mortgage Capital Certificates 2017-LSTK A†	2.761%		4/5/2033	241	241,118

See Notes to Schedule of Investments.	241

Schedule of Investments (unaudited)(continued)

SHORT DURATION CORE BOND FUND February 28, 2021

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Credit Suisse Mortgage Capital Certificates 2020-NQMI A1†	1.208%		5/25/2065	$295	$296,768
Credit Suisse Mortgage Capital Certificates 2020-SPT1 A1†	1.616%		4/25/2065	143	143,842
DBWF Mortgage Trust 2018-GLKS A†	1.141% (1 Mo. LIBOR + 1.03%	)#	12/19/2030	380	381,538
Deephaven Residential Mortgage Trust 2020-2 A1†	1.692%		5/25/2065	117	118,274
Ellington Financial Mortgage Trust 2020-1 A1†	2.006%	#(i)	5/25/2065	111	112,845
Fontainebleau Miami Beach Trust 2019-FBLU A†	3.144%		12/10/2036	500	530,254
GCAT Trust 2020-NQM2 A1†	1.555%		4/25/2065	145	146,827
Great Wolf Trust 2019-WOLF B†	1.446% (1 Mo. LIBOR + 1.33%	)#	12/15/2036	290	289,928
Great Wolf Trust 2019-WOLF C†	1.745% (1 Mo. LIBOR + 1.63%	)#	12/15/2036	150	148,865
GS Mortgage Securities Corp. II 2012-TMSQ A†	3.007%		12/10/2030	100	102,476
GS Mortgage Securities Corp. Trust 2012-ALOH A†	3.551%		4/10/2034	160	163,098
GS Mortgage Securities Corp. Trust 2018-RIVR A†	1.062% (1 Mo. LIBOR + .95%	)#	7/15/2035	774	774,235
GS Mortgage Securities Corp. Trust 2019-70P XCP IO†	0.50%	#(i)	10/15/2036	21,863	12,899
GS Mortgage Securities Corp. Trust 2019-BOCA B†	1.612% (1 Mo. LIBOR + 1.50%	)#	6/15/2038	100	100,256
GS Mortgage Securities Corp. Trust 2019-SMP A†	1.262% (1 Mo. LIBOR + 1.15%	)#	8/15/2032	385	385,409
GS Mortgage Securities Corp. Trust 2019-SMP B†	1.612% (1 Mo. LIBOR + 1.50%	)#	8/15/2032	185	184,898
GS Mortgage Securities Corp. Trust 2019-SMP XCP IO†	Zero Coupon	#(i)	8/15/2032	10,131	216
GS Mortgage Securities Trust 2013-GC14 A5	4.243%		8/10/2046	339	366,203
GS Mortgage Securities Trust 2015-GC34 A4	3.506%		10/10/2048	225	247,575
GS Mortgage Securities Trust 2016-GS2	3.05%		5/10/2049	425	460,870
HMH Trust 2017-NSS C†	3.787%		7/5/2031	28	26,852

242	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

SHORT DURATION CORE BOND FUND February 28, 2021

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
HPLY Trust 2019-HIT A†	1.112% (1 Mo. LIBOR + 1.00%	)#	11/15/2036	$151	$150,751
Hudsons Bay Simon JV Trust 2015-HB7 A7†	3.914%		8/5/2034	100	91,394
Irvine Core Office Trust 2013-IRV A2†	3.173%	#(i)	5/15/2048	300	315,919
JPMorgan Chase Commercial Mortgage Securities Corp. 2018-AON A†	4.128%		7/5/2031	225	241,692
JPMorgan Chase Commercial Mortgage Securities Trust 2016-WIKI A†	2.798%		10/5/2031	66	66,257
JPMorgan Chase Commercial Mortgage Securities Trust 2016-WIKI C†	3.554%		10/5/2031	239	239,218
JPMorgan Chase Commercial Mortgage Securities Trust 2017-FL11 D†	2.252% (1 Mo. LIBOR + 2.14%	)#	10/15/2032	34	31,971
JPMorgan Chase Commercial Mortgage Securities Trust 2018-LAQ B†	1.412% (1 Mo. LIBOR + 1.30%	)#	6/15/2032	8	8,017
JPMorgan Chase Commercial Mortgage Securities Trust 2018-LAQ C†	1.712% (1 Mo. LIBOR + 1.60%	)#	6/15/2032	146	146,753
JPMorgan Chase Commercial Mortgage Securities Trust 2018-MINN†	2.02% (1 Mo. LIBOR + 1.02%	)#	11/15/2035	12	12,002
JPMorgan Chase Commercial Mortgage Securities Trust 2018-MINN B†	2.35% (1 Mo. LIBOR + 1.35%	)#	11/15/2035	12	11,332
JPMorgan Chase Commercial Mortgage Securities Trust 2018-MINN C†	2.70% (1 Mo. LIBOR + 1.70%	)#	11/15/2035	12	11,152
JPMorgan Chase Commercial Mortgage Securities Trust 2018-WPT AFL†	1.063% (1 Mo. LIBOR + .95%	)#	7/5/2033	10	9,696
JPMorgan Chase Commercial Mortgage Securities Trust 2018-WPT AFX†	4.248%		7/5/2033	19	20,205
JPMorgan Chase Commercial Mortgage Securities Trust 2018-WPT BFX†	4.549%		7/5/2033	10	10,613
JPMorgan Chase Commercial Mortgage Securities Trust 2018-WPT CFL†	1.763% (1 Mo. LIBOR + 1.65%	)#	7/5/2033	12	12,036
JPMorgan Chase Commercial Mortgage Securities Trust 2018-WPT CFX†	4.95%		7/5/2033	14	14,838
JPMorgan Chase Commercial Mortgage Securities Trust 2019-ICON A†	3.884%		1/5/2034	368	389,639

See Notes to Schedule of Investments.	243

Schedule of Investments (unaudited)(continued)

SHORT DURATION CORE BOND FUND February 28, 2021

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
JPMorgan Chase Commercial Mortgage Securities Trust 2019-ICON C†	4.536%		1/5/2034	$33	$32,739	(b)
JPMorgan Chase Commercial Mortgage Securities Trust 2020-ACE A†	3.287%		1/10/2037	300	316,090
JPMorgan Chase Commercial Mortgage Securities Trust 2020-ACE B†	3.64%		1/10/2037	60	62,166
KKR Industrial Portfolio Trust 2021-KDIP A†	0.662% (1 Mo. LIBOR + .55%	)#	12/15/2037	150	149,965
Morgan Stanley Bank of America Merrill Lynch Trust 2012-CKSV A2†	3.277%		10/15/2030	100	99,250
Morgan Stanley Bank of America Merrill Lynch Trust 2013-C7 A4	2.918%		2/15/2046	29	30,085
Morgan Stanley Bank of America Merrill Lynch Trust 2016-C29 A4	3.325%		5/15/2049	60	65,759
Morgan Stanley Capital Barclays Bank Trust 2016-MART A†	2.20%		9/13/2031	206	206,276
Morgan Stanley Capital I Trust 2011-C2 A4†	4.661%		6/15/2044	43	43,407
Morgan Stanley Capital I Trust 2012-C4 AS	3.773%		3/15/2045	25	25,670
Morgan Stanley Capital I Trust 2012-STAR A2†	3.201%		8/5/2034	500	501,406
Motel 6 Trust 2017-MTL6 C†	1.512% (1 Mo. LIBOR + 1.40%	)#	8/15/2034	2	2,010
MSCG Trust 2015-ALDR A1†	2.612%		6/7/2035	34	33,910
Natixis Commercial Mortgage Securities Trust 2018-285M A†	3.79%	#(i)	11/15/2032	33	34,443
One New York Plaza Trust 2020-1NYP A†	1.062% (1 Mo. LIBOR + .95%	)#	1/15/2026	350	352,513
One New York Plaza Trust 2020-1NYP AJ†	1.362% (1 Mo. LIBOR + 1.25%	)#	1/15/2026	290	292,469
ReadyCap Commercial Mortgage Trust 2018-4 A†	3.39%		2/27/2051	15	15,224
ReadyCap Commercial Mortgage Trust 2019-6 A†	2.833%		10/25/2052	17	17,426
RETL 2019-RVP C†	2.212% (1 Mo. LIBOR + 2.10%	)#	3/15/2036	42	41,666
SLIDE 2018-FUN A†	1.012% (1 Mo. LIBOR + .90%	)#	6/15/2031	240	240,594
SLIDE 2018-FUN B†	1.362% (1 Mo. LIBOR + 1.25%	)#	6/15/2031	9	9,324
SLIDE 2018-FUN C†	1.662% (1 Mo. LIBOR + 1.55%	)#	6/15/2031	9	9,256

244	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

SHORT DURATION CORE BOND FUND February 28, 2021

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
SLIDE 2018-FUN XCP IO†	Zero Coupon	#(i)	12/15/2020	$5,601	$56	(b)
Starwood Mortgage Residential Trust 2020-3 A1†	1.486%	#(i)	4/25/2065	195	197,120
UBS-BAMLL Trust 2012-WRM A†	3.663%		6/10/2030	100	100,979
UBS-Barclays Commercial Mortgage Trust 2012-C2 A4	3.525%		5/10/2063	45	46,688
UBS-Barclays Commercial Mortgage Trust 2013 C6 A4	3.244%		4/10/2046	242	252,501
UBS-Barclays Commercial Mortgage Trust 2013-C5 A4	3.185%		3/10/2046	630	655,422
UBS-Citigroup Commercial Mortgage Trust 2011-C1 A3	3.595%		1/10/2045	9	9,065
Verus Securitization Trust 2020-4 A1†	1.502%		5/25/2065	145	146,329
Verus Securitization Trust 2020-5 A1†	1.218%		5/25/2065	255	255,690
Verus Securitization Trust 2020-INV1 A1†	1.977%	#(i)	3/25/2060	112	113,668
Vista Point Securitization Trust 2020-1 A1†	1.763%	#(i)	3/25/2065	189	191,131
Vista Point Securitization Trust 2020-2 A1†	1.475%	#(i)	4/25/2065	112	113,167
VMC Finance LLC 2019-FL3 A†	1.208% (1 Mo. LIBOR + 1.10%	)#	9/15/2036	362	362,706
VNDO Mortgage Trust 2012-6AVE A†	2.996%		11/15/2030	86	89,023
VNDO Mortgage Trust 2012-6AVE C†	3.337%	#(i)	11/15/2030	309	319,430
Waikiki Beach Hotel Trust 2019-WBM D†	2.142% (1 Mo. LIBOR + 2.03%	)#	12/15/2033	200	196,915
Wells Fargo Commercial Mortgage Trust 2014 LC16 A4	3.548%		8/15/2050	21	22,168
Wells Fargo Commercial Mortgage Trust 2015-C26 AS	3.58%		2/15/2048	40	43,036
Wells Fargo Commercial Mortgage Trust 2015-NXS3 A3	3.354%		9/15/2057	24	26,250
Wells Fargo Commercial Mortgage Trust 2016-C32 A4	3.56%		1/15/2059	60	66,382
Wells Fargo Commercial Mortgage Trust 2018-C48 A2	4.224%		1/15/2052	25	26,922
West Town Mall Trust 2017-KNOX C†	4.346%	#(i)	7/5/2030	15	14,836
West Town Mall Trust 2017-KNOX D†	4.346%	#(i)	7/5/2030	15	14,715
WF-RBS Commercial Mortgage Trust 2012-C7 B	4.739%	#(i)	6/15/2045	25	23,413
WF-RBS Commercial Mortgage Trust 2012-C9 A3	2.87%		11/15/2045	22	22,489
WF-RBS Commercial Mortgage Trust 2014-C19 A5	4.101%		3/15/2047	87	95,220

See Notes to Schedule of Investments.	245

Schedule of Investments (unaudited)(continued)

SHORT DURATION CORE BOND FUND February 28, 2021

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
WF-RBS Commercial Mortgage Trust 2014-C22 A4	3.995%		5/15/2047	$140	$152,617
WFLD Mortgage Trust 2014-MONT A†	3.755%	#(i)	8/10/2031	275	288,773
Total Non-Agency Commercial Mortgage-Backed Securities (cost $21,355,087)					21,455,839
U.S. TREASURY OBLIGATIONS 22.62%
U.S. Treasury Bill	Zero Coupon		4/29/2021	9,252	9,251,545
U.S. Treasury Bill	Zero Coupon		7/29/2021	4,159	4,158,307
U.S. Treasury Note	0.125%		10/31/2022	12,084	12,084,944
U.S. Treasury Note	0.125%		1/31/2023	11,242	11,241,561
Total U.S. Treasury Obligations (cost $36,729,658)					36,736,357
Total Long-Term Investments (cost $164,587,378)					165,521,105

SHORT-TERM INVESTMENT 5.46%

REPURCHASE AGREEMENT
Repurchase Agreement dated 2/26/2021, 0.00% due 3/1/2021 with Fixed Income Clearing Corp. collateralized by $9,049,200 of U.S. Treasury Note at 0.125% due 11/30/2022 value: $9,043,447; proceeds: $8,866,076 (cost $8,866,076)				$8,866	$8,866,076
Total Investments in Securities 107.37% (cost $173,453,454)					174,387,181
Liabilities in Excess of Cash, Foreign Cash and Other Assets(l) (7.37%)					(11,967,001)
Net Assets 100.00%					$162,420,180

CAD	Canadian dollar.
CMT	Constant Maturity Rate. IO Interest Only.
LIBOR	London Interbank Offered Rate.
SOFR	Secured Over Night Financing Rate.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers. At February 28, 2021, the total value of Rule 144A securities was $66,612,636, which represents 41.01% of net assets.
#	Variable rate security. The interest rate represents the rate in effect at February 28, 2021.
(a)	Variable Rate is Fixed to Float: Rate remains fixed or at Zero Coupon until designated future date.
(b)	Level 3 Investment as described in Note 2(b) in the Notes to Financials. Security valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 investments.
(c)	Securities purchased on a when-issued basis.
(d)	Investment in non-U.S. dollar denominated securities.
(e)	Foreign security traded in U.S. dollars.
(f)	Security is perpetual in nature and has no stated maturity.
(g)	Floating Rate Loans in which the Fund invests generally pay interest at rates which are periodically re-determined at a margin above the London Interbank Offered Rate (“LIBOR”) or the prime rate offered by major U.S. banks. The rate(s) shown is the rate(s) in effect at February 28, 2021.

246	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

SHORT DURATION CORE BOND FUND February 28, 2021

(h)	Interest rate to be determined.
(i)	Interest rate is based on the weighted average interest rates of the underlying mortgages within the mortgage pool. (j) Amount is less than $1,000.
(k)	To-be-announced (“TBA”). Security purchased on a forward commitment basis with an approximate principal and maturity date. Actual principal and maturity will be determined upon settlement when the specific mortgage pools are assigned.
(l)	Liabilities in Excess of Cash, Foreign Cash and Other Assets include net unrealized appreciation/depreciation on forward foreign currency exchange contracts, futures contracts and swaps as follows:

Credit Default Swaps on Indexes - Sell Protection at February 28, 2021(1):

Referenced Index*	Swap Counterparty	Fund Receives (Quarterly)	Term- ination Date	Notional Amount	Notional Value	Payments Upfront(2)	Unrealized Depreciation(3)	Credit Default Swap Agreements Receivable at Fair Value(4)
Markit CMBX. NA.AA.9	Morgan Stanley	1.50%	9/17/2058	$500,000	$500,777	$2,465	$(1,688)	$777

*	The Referenced Index is for the Credit Default Swaps on Indexes, which is comprised of a basket of commercial mortgage-backed securities.
(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities.
(2)	Upfront payments received are presented net of amortization.
(3)	Total unrealized appreciation on Credit Default Swaps on Indexes amounted to $0. Total unrealized depreciation on Credit Default Swaps on Indexes amounted to $1,688.
(4)	Includes upfront payments received.

Open Forward Foreign Currency Exchange Contracts at February 28, 2021:

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Depreciation
Canadian dollar	Sell	State Street Bank
		and Trust	3/15/2021	147,000	$115,271	$115,516	$(245)

Open Futures Contracts at February 28, 2021:

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Appreciation
U.S. 5-Year Treasury Note	June 2021	84	Short	$(10,473,406)	$(10,413,375)	$60,031

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Depreciation
U.S. 2-Year Treasury Note	June 2021	38	Long	$8,395,991	$8,389,094	$(6,897)

See Notes to Schedule of Investments.	247

Schedule of Investments (unaudited)(concluded)

SHORT DURATION CORE BOND FUND February 28, 2021

The following is a summary of the inputs used as of February 28, 2021 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Asset-Backed Securities
Credit Cards	$–	$1,552,553	$400,394	$1,952,947
Remaining Industries	–	28,433,833	–	28,433,833
Corporate Bonds	–	65,359,045	–	65,359,045
Floating Rate Loan	–	298,638	–	298,638
Foreign Government Obligations	–	1,502,636	–	1,502,636
Government Sponsored Enterprises Collateralized Mortgage Obligations	–	12,433	–	12,433
Government Sponsored Enterprises Pass-Through	–	9,566,086	–	9,566,086
Municipal Bond	–	203,291	–	203,291
Non-Agency Commercial Mortgage-Backed Securities	–	21,370,753	85,086	21,455,839
U.S. Treasury Obligations	–	36,736,357	–	36,736,357
Short-Term Investment
Repurchase Agreement	–	8,866,076	–	8,866,076
Total	$–	$173,901,701	$485,480	$174,387,181
Other Financial Instruments
Credit Default Swap Contracts
Assets	$–	$777	$–	$777
Liabilities	–	–	–	–
Forward Foreign Currency Exchange Contract
Assets	–	–	–	–
Liabilities	–	(245)	–	(245)
Futures Contracts
Assets	60,031	–	–	60,031
Liabilities	(6,897)	–	–	(6,897)
Total	$53,134	$532	$–	$53,666

(1)	Refer to Note 2(b) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy. Each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets. Management has determined not to provide a reconciliation as the balance of Level 3 investments was not considered to be material to the Fund’s net assets at the beginning or end of the period.

248	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

SHORT DURATION INCOME FUND February 28, 2021

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
LONG-TERM INVESTMENTS 97.48%

ASSET-BACKED SECURITIES 20.56%

Automobiles 7.56%
ACC Trust 2019-1 A†	3.75%	5/20/2022	$2,905	$2,918,344
AmeriCredit Automobile Receivables Trust 2017-2 C	2.97%	3/20/2023	36,338	36,660,511
AmeriCredit Automobile Receivables Trust 2017-3 B	2.24%	6/19/2023	1,274	1,275,621
AmeriCredit Automobile Receivables Trust 2017-4 B	2.36%	12/19/2022	13,114	13,153,980
AmeriCredit Automobile Receivables Trust 2019-1 B	3.13%	2/18/2025	28,000	28,892,102
AmeriCredit Automobile Receivables Trust 2019-1 C	3.36%	2/18/2025	37,000	38,847,336
AmeriCredit Automobile Receivables Trust 2020-1 B	1.48%	1/21/2025	36,007	36,651,957
ARI Fleet Lease Trust 2020-A A2†	1.77%	8/15/2028	26,951	27,189,917
Arivo Acceptance Auto Loan Receivables Trust 2019-1 A†	2.99%	7/15/2024	16,664	16,891,737
Avis Budget Rental Car Funding AESOP LLC 2018-2A A†	4.00%	3/20/2025	22,004	24,019,738
Avis Budget Rental Car Funding AESOP LLC 2020-2A A†	2.02%	2/20/2027	22,560	23,367,562
Bank of The West Auto Trust 2017-1 A3†	2.11%	1/15/2023	11,192	11,233,297
Bank of The West Auto Trust 2017-1 A4†	2.33%	9/15/2023	18,282	18,529,441
Capital One Prime Auto Receivables Trust 2019-2 A2	2.06%	9/15/2022	6,409	6,423,536
Capital One Prime Auto Receivables Trust 2020-1 A2	1.64%	6/15/2023	69,036	69,347,727
CarMax Auto Owner Trust 2017-3 B	2.44%	2/15/2023	12,944	13,086,442
CarMax Auto Owner Trust 2017-4 A3	2.11%	10/17/2022	11,750	11,782,439
CarMax Auto Owner Trust 2019-3 A2A	2.21%	12/15/2022	27,811	27,906,881
CarMax Auto Owner Trust 2020-2 A3	1.70%	11/15/2024	15,037	15,306,704
CarMax Auto Owner Trust 2020-2 A4	2.05%	5/15/2025	35,931	37,280,320
Carvana Auto Receivables Trust 2019-2A C†	3.00%	6/17/2024	23,649	24,344,616
Chesapeake Funding II LLC 2017-3A A1†	1.91%	8/15/2029	4,718	4,723,033
Chesapeake Funding II LLC 2017-4A A1†	2.12%	11/15/2029	15,364	15,413,138
Chesapeake Funding II LLC 2019-1A A1†	2.94%	4/15/2031	11,014	11,172,468
CPS Auto Receivables Trust 2016-B D†	6.58%	3/15/2022	5,110	5,174,296
CPS Auto Receivables Trust 2017-D†	3.73%	9/15/2023	8,345	8,473,869

See Notes to Schedule of Investments.	249

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND February 28, 2021

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Automobiles (continued)
CPS Auto Receivables Trust 2018-B C†	3.58%	3/15/2023	$6,470	$6,512,130
CPS Auto Receivables Trust 2019-B E†	5.00%	3/17/2025	3,500	3,647,554
CPS Auto Receivables Trust 2019-C†	2.84%	6/16/2025	7,419	7,568,747
CPS Auto Receivables Trust 2019-C D†	3.17%	6/16/2025	7,919	8,204,686
CPS Auto Receivables Trust 2019-D B†	2.35%	11/15/2023	26,690	26,927,037
CPS Auto Receivables Trust 2019-D C†	2.54%	8/15/2024	32,337	33,026,144
CPS Auto Receivables Trust 2020-A E†	4.09%	12/15/2025	11,448	11,744,715
CPS Auto Receivables Trust 2020-B E†	5.75%	12/15/2023	16,011	16,440,505
Drive Auto Receivables Trust 2016-CA D†	4.18%	3/15/2024	8,479	8,545,677
Drive Auto Receivables Trust 2017-1 D	3.84%	3/15/2023	987	996,910
Drive Auto Receivables Trust 2017-1 E	5.17%	9/16/2024	16,422	16,739,050
Drive Auto Receivables Trust 2017-2 D	3.49%	9/15/2023	47,071	47,573,936
Drive Auto Receivables Trust 2017-AA D†	4.16%	5/15/2024	7,121	7,193,148
Drive Auto Receivables Trust 2018-3 C	3.72%	9/16/2024	7,164	7,184,533
Drive Auto Receivables Trust 2018-4 C	3.66%	11/15/2024	19,082	19,195,441
Drive Auto Receivables Trust 2018-4 D	4.09%	1/15/2026	45,962	47,604,769
Drive Auto Receivables Trust 2018-5 C	3.99%	1/15/2025	42,411	43,263,790
Drive Auto Receivables Trust 2019-2 B	3.17%	11/15/2023	12,358	12,419,349
Drive Auto Receivables Trust 2019-2 C	3.42%	6/16/2025	43,447	44,528,005
Drive Auto Receivables Trust 2019-2 D	3.69%	8/17/2026	27,276	28,648,987
Drive Auto Receivables Trust 2019-4 C	2.51%	11/17/2025	60,721	62,072,218
Drive Auto Receivables Trust 2019-4 D	2.70%	2/16/2027	46,783	48,463,291
Drive Auto Receivables Trust 2020-2 A3	0.83%	5/15/2024	13,000	13,064,760
Drive Auto Receivables Trust 2020-2 B	1.42%	3/17/2025	9,000	9,136,075
Enterprise Fleet Financing LLC 2017-3 A3†	2.36%	5/20/2023	22,087	22,279,034
Enterprise Fleet Financing LLC 2020-2 A2†	0.61%	7/20/2026	91,648	91,984,825
Exeter Automobile Receivables Trust 2019-4A B†	2.30%	12/15/2023	43,025	43,302,348
Fifth Third Auto Trust 2019-1 A4	2.69%	11/16/2026	28,213	29,262,055
First Investors Auto Owner Trust 2018-1A B†	3.51%	5/15/2023	479	479,830
Flagship Credit Auto Trust 2019-1 A†	3.11%	8/15/2023	11,527	11,648,521
Ford Credit Auto Lease Trust 2021-A A2	0.19%	7/15/2023	142,171	142,156,655
Ford Credit Auto Lease Trust 2021-A A3	0.26%	2/15/2024	107,486	107,507,755
Ford Credit Auto Owner Trust 2016-2 A†	2.03%	12/15/2027	39,189	39,418,883
Ford Credit Auto Owner Trust 2017-2 A†	2.36%	3/15/2029	38,244	39,412,695
Ford Credit Auto Owner Trust 2018-2 A†	3.47%	1/15/2030	97,520	104,622,469
Ford Credit Auto Owner Trust 2019-REV1 A†	3.52%	7/15/2030	89,401	96,950,906
Ford Credit Auto Owner Trust 2020-C A3	0.41%	7/15/2025	80,663	80,854,817
Ford Credit Auto Owner Trust 2021-A A2	0.17%	10/15/2023	180,450	180,532,366

250	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND February 28, 2021

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Automobiles (continued)
Foursight Capital Automobile Receivables Trust 2020-1 A3†	2.05%	10/15/2024	$11,175	$11,350,641
GM Financial Automobile Leasing Trust 2019-2 A3	2.67%	3/21/2022	20,515	20,600,813
GM Financial Automobile Leasing Trust 2020-2 A3	0.80%	7/20/2023	38,356	38,652,941
GM Financial Consumer Automobile Receivables Trust 2019-1 B	3.37%	8/16/2024	13,645	14,248,319
GM Financial Consumer Automobile Receivables Trust 2020-4 A3	0.38%	8/18/2025	103,164	103,238,464
GM Financial Consumer Automobile Receivables Trust 2021-1 A2	0.23%	11/16/2023	83,453	83,476,150
GM Financial Consumer Automobile Receivables Trust 2021-1 A3	0.35%	10/16/2025	65,136	65,213,870
GM Financial Leasing Trust 2021-1 A2	0.17%	4/20/2023	204,900	204,840,128
GM Financial Leasing Trust 2021-1 A3	0.26%	2/20/2024	139,892	139,852,327
Honda Auto Receivables Owner Trust 2019-1 A4	2.90%	6/18/2024	11,000	11,389,005
Honda Auto Receivables Owner Trust 2020-2 A3	0.82%	7/15/2024	38,483	38,830,663
Honda Auto Receivables Owner Trust 2020-3 A3	0.37%	10/18/2024	81,872	82,004,895
Honda Auto Receivables Owner Trust 2021-1 A2	0.16%	7/21/2023	131,440	131,403,210
Hyundai Auto Lease Securitization Trust 2021-A A2†	0.25%	4/17/2023	62,043	62,059,863
Hyundai Auto Receivables Trust 2019-B A2	1.93%	7/15/2022	11,336	11,361,419
Mercedes-Benz Auto Lease Trust 2021-A A2	0.18%	3/15/2023	65,398	65,391,715
Mercedes-Benz Auto Lease Trust 2021-A A3	0.25%	1/16/2024	71,569	71,572,070
Nissan Auto Lease Trust 2020-B A3	0.43%	10/16/2023	93,172	93,440,512
Santander Drive Auto Receivables Trust 2017-1 D	3.17%	4/17/2023	4,799	4,830,366
Santander Drive Auto Receivables Trust 2017-2 D	3.49%	7/17/2023	40,827	40,908,383
Santander Drive Auto Receivables Trust 2018-1 C	2.96%	3/15/2024	7,652	7,677,222
Santander Drive Auto Receivables Trust 2018-4 C	3.56%	7/15/2024	21,223	21,458,248
Santander Drive Auto Receivables Trust 2018-5 C	3.81%	12/16/2024	24,397	24,619,424
Santander Drive Auto Receivables Trust 2019-3 C	2.49%	10/15/2025	66,714	68,011,334
Santander Drive Auto Receivables Trust 2021-1 C	0.75%	2/17/2026	58,438	58,482,027
Santander Retail Auto Lease Trust 2019-B D†	3.31%	6/20/2024	39,672	41,156,447
TCF Auto Receivables Owner Trust 2016-1A C†	2.51%	9/15/2022	3,764	3,767,975
Toyota Auto Loan Extended Note Trust 2020-1†	1.35%	5/25/2033	183,629	187,832,782
Toyota Auto Receivables Owner Trust 2020-D A2	0.23%	5/15/2023	95,278	95,286,842
Toyota Auto Receivables Owner Trust 2020-D A3	0.35%	1/15/2025	84,958	85,091,214
Volkswagen Auto Loan Enhanced Trust 2020-1 A3	0.98%	11/20/2024	73,843	74,626,327

See Notes to Schedule of Investments.	251

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND February 28, 2021

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Automobiles (continued)
Westlake Automobile Receivables Trust 2018-2A C†	3.50%		1/16/2024	$694	$695,598
Westlake Automobile Receivables Trust 2019-1A B†	3.26%		10/17/2022	13,845	13,899,909
Westlake Automobile Receivables Trust 2019-1A C†	3.45%		3/15/2024	11,100	11,288,430
Westlake Automobile Receivables Trust 2019-2A A2A†	2.57%		2/15/2023	18,901	18,967,864
Westlake Automobile Receivables Trust 2019-2A D†	3.20%		11/15/2024	47,426	49,232,366
Westlake Automobile Receivables Trust 2019-3A B†	2.41%		10/15/2024	54,950	55,697,853
Westlake Automobile Receivables Trust 2019-3A C†	2.49%		10/15/2024	62,191	63,561,484
World Omni Auto Receivables Trust 2017-A A3	1.93%		9/15/2022	1,695	1,698,300
World Omni Automobile Lease Securitization Trust 2020-B A3	0.45%		2/15/2024	48,093	48,175,316
World Omni Select Auto Trust 2018-1A B†	3.68%		7/15/2023	10,171	10,220,117
World Omni Select Auto Trust 2018-1A D†	4.13%		1/15/2025	29,174	30,120,947
World Omni Select Auto Trust 2019-A C	2.38%		12/15/2025	8,886	9,191,359
World Omni Select Auto Trust 2019-A D	2.59%		12/15/2025	25,464	26,212,667
Total					4,352,819,434

Credit Cards 2.21%
American Express Credit Account Master Trust 2019-1 B	3.07%		10/15/2024	32,359	33,274,345
American Express Credit Account Master Trust 2019-3 B	2.20%		4/15/2025	12,714	13,075,483
Barclays Dryrock Issuance Trust 2018-1 A	0.442% (1 Mo. LIBOR + 0.33%	)#	7/15/2024	25,054	25,096,126
Capital One Multi-Asset Execution Trust 2019-A2	1.72%		8/15/2024	21,487	21,959,495
Discover Card Execution Note Trust 2018-A2	0.442% (1 Mo. LIBOR + 0.33%	)#	8/15/2025	5,100	5,122,066
Golden Credit Card Trust 2018-4A A†	3.44%		8/15/2025	53,391	57,382,618
Master Credit Card Trust II 2020-1A A†	1.99%		9/21/2024	12,223	12,636,423
Master Credit Card Trust II Series 2018-1A A†	0.601% (1 Mo. LIBOR + .49%	)#	7/21/2024	149,590	150,638,476
Newday Funding Master Issuer plc 2021-1A A2†	Zero Coupon	#(a)	3/15/2029	19,600	19,619,286	(b)
Perimeter Master Note Business Trust 2019-1A A†	4.31%		12/15/2022	99,892	100,203,897
Perimeter Master Note Business Trust 2019-1A B†	6.02%		12/15/2022	14,959	15,234,995
Perimeter Master Note Business Trust 2019-2A A†	4.23%		5/15/2024	31,250	32,666,063
Synchrony Credit Card Master Note Trust 2016-2 A	2.21%		5/15/2024	133,732	134,312,370
Synchrony Credit Card Master Note Trust 2016-2 B	2.55%		5/15/2024	42,808	42,935,267
Synchrony Credit Card Master Note Trust 2017-2 B	2.82%		10/15/2025	36,807	38,223,852
World Financial Network Credit Card Master Trust 2016-A	2.03%		4/15/2025	193,189	194,236,780

252	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND February 28, 2021

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Credit Cards (continued)
World Financial Network Credit Card Master Trust 2018-C A	3.55%		8/15/2025	$95,554	$97,544,906
World Financial Network Credit Card Master Trust 2018-C M	3.95%		8/15/2025	19,966	20,323,022
World Financial Network Credit Card Master Trust 2019-A A	3.14%		12/15/2025	132,685	136,308,017
World Financial Network Credit Card Master Trust 2019-A M	3.61%		12/15/2025	29,519	30,235,045
World Financial Network Credit Card Master Trust 2019-B A	2.49%		4/15/2026	4,451	4,574,854
World Financial Network Credit Card Master Trust 2019-C A	2.21%		7/15/2026	81,918	84,337,710
Total					1,269,941,096

Home Equity 0.00%
Meritage Mortgage Loan Trust 2004-2 M3	1.093% (1 Mo. LIBOR + .98%	)#	1/25/2035	36	39,064

Other 10.79%
A10 Bridge Asset Financing LLC 2019-B A1†	3.085%		8/15/2040	70,717	71,951,354
ACAM Ltd. 2019-FL1 A†	1.506% (1 Mo. LIBOR + 1.40%	)#	11/17/2034	95,022	95,661,013
ACAM Ltd. 2019-FL1 AS†	1.856% (1 Mo. LIBOR + 1.75%	)#	11/17/2034	25,000	25,146,180
Ally Master Owner Trust 2018-2 A	3.29%		5/15/2023	1,893	1,904,933
AMMC CLO 19 Ltd. 2016-19A AR†	1.381% (3 Mo. LIBOR + 1.14%	)#	10/16/2028	83,322	83,270,526
AMMC CLO Ltd. 2016-19A BR†	2.041% (3 Mo. LIBOR + 1.80%	)#	10/16/2028	29,854	29,726,199
AMMC CLO Ltd. 2016-19A CR†	2.791% (3 Mo. LIBOR + 2.55%	)#	10/16/2028	13,000	13,006,579
Amur Equipment Finance Receivables VI LLC 2018-2A A2†	3.89%		7/20/2022	18,056	18,343,142
Amur Equipment Finance Receivables VII LLC 2019-1A A2†	2.63%		6/20/2024	38,295	38,988,909
Anchorage Capital CLO 3-R Ltd. 2014-3RA A†	1.269% (3 Mo. LIBOR + 1.05%	)#	1/28/2031	31,258	31,226,742
Anchorage Capital CLO 4-R Ltd. 2014-4RA A†	1.269% (3 Mo. LIBOR + 1.05%	)#	1/28/2031	40,886	40,906,443
Apex Credit CLO Ltd. 2016-1A AS1R†	1.513% (3 Mo. LIBOR + 1.30%	)#	10/27/2028	79,615	79,665,556

See Notes to Schedule of Investments.	253

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND February 28, 2021

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Other (continued)
Apex Credit CLO Ltd. 2016-1A B1R†	2.063% (3 Mo. LIBOR + 1.85%	)#	10/27/2028	$16,704	$16,710,668
Apex Credit CLO Ltd. 2017-1A B†	2.168% (3 Mo. LIBOR + 1.95%	)#	4/24/2029	18,374	18,378,461
Apidos CLO 2015-22A A1R†	1.284% (3 Mo. LIBOR + 1.06%	)#	4/20/2031	80,936	81,131,517
Apidos CLO 2016-24A A1AL†	1.067% (3 Mo. LIBOR + 0.95%	)#	10/20/2030	32,680	32,680,000
Apidos CLO 2017 27A A1†	1.433% (3 Mo. LIBOR + 1.21%	)#	7/17/2030	5,400	5,407,021
Aqua Finance Trust 2019-A 2019-A A†	3.14%		7/16/2040	48,252	49,597,367
Arbor Realty Collateralized Loan Obligation Ltd. 2017-FL3 A†	1.097% (1 Mo. LIBOR + .99%	)#	12/15/2027	44,493	44,465,188
Arbor Realty Commercial Real Estate Notes Ltd. 2018-FL1 A†	1.257% (1 Mo. LIBOR + 1.15%	)#	6/15/2028	35,293	35,337,049
Arbor Realty Commercial Real Estate Notes Ltd. 2019-FL1 A†	1.257% (1 Mo. LIBOR + 1.15%	)#	5/15/2037	55,615	55,667,823
Avery Point V CLO Ltd. 2014-5A AR†	1.203% (3 Mo. LIBOR + .98%	)#	7/17/2026	9,496	9,496,976
Bain Capital Credit CLO Ltd. 2017-1A A1†	1.474% (3 Mo. LIBOR + 1.25%	)#	7/20/2030	24,421	24,440,274
Bain Capital Credit CLO Ltd. 2017-2A AR†	1.468% (3 Mo. LIBOR + 1.25%	)#	7/25/2030	29,812	29,832,577
Bain Capital Credit CLO Ltd. 2020-5A A1†	1.492% (3 Mo. LIBOR + 1.22%	)#	1/20/2032	72,770	72,773,398
BDS Ltd. 2019-FL3 A†	1.508% (1 Mo. LIBOR + 1.40%	)#	12/15/2035	44,031	44,085,357
Benefit Street Partners CLO Ltd. 2014-IVA ARRR†	Zero Coupon	#(a)	1/20/2032	77,740	77,995,827
BlueMountain CLO Ltd. 2013-1A A1R2†	1.454% (3 Mo. LIBOR + 1.23%	)#	1/20/2029	67,096	67,136,182
BlueMountain CLO Ltd. 2013-1A A2R2†	1.974% (3 Mo. LIBOR + 1.75%	)#	1/20/2029	27,442	27,454,297
BlueMountain CLO Ltd. 2015-2A A1R†	1.153% (3 Mo. LIBOR + .93%	)#	7/18/2027	11,586	11,589,981
BlueMountain CLO Ltd. 2016-2A A1R†	1.492% (3 Mo. LIBOR + 1.31%	)#	8/20/2032	26,500	26,542,604
BSPRT Issuer, Ltd. 2019 FL5 A†	1.257% (1 Mo. LIBOR + 1.15%	)#	5/15/2029	48,248	48,308,300

254	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND February 28, 2021

Investments	Interest Rate		Maturity Date	Principal Amount (000)		Fair Value
Other (continued)
Carlyle US CLO Ltd. 2017-3A A1AR†(c)	Zero Coupon	#(a)	7/20/2029		$56,190	$56,190,000
Cedar Funding CLO Ltd. 2017-8A A1†	1.473% (3 Mo. LIBOR + 1.25%	)#	10/17/2030		8,243	8,247,830
CIFC Funding III Ltd. 2020-3A A1†	1.555% (3 Mo. LIBOR + 1.35%	)#	10/20/2031		64,891	65,093,615
Colombia Cent CLO Ltd. 2018-27A A2A†	1.818% (3 Mo. LIBOR + 1.60%	)#	10/25/2028		5,608	5,613,181
Conn’s Receivables Funding LLC 2019-B A†	2.66%		6/17/2024		807	808,023
Diamond Resorts Owner Trust 2018-1 A†	3.70%		1/21/2031		26,363	27,778,620
Diamond Resorts Owner Trust 2018-1 B†	4.19%		1/21/2031		15,752	16,528,201
DLL LLC 2018-1 A4†	3.27%		4/17/2026		61,617	62,550,784
DLL Securitization Trust 2017-A A4†	2.43%		11/17/2025		23,695	23,849,758
DRB Prime Student Loan Trust 2015-D A2†	3.20%		1/25/2040		890	897,118
Dryden CLO Ltd. 2018-55A A1†	1.261% (3 Mo. LIBOR + 1.02%	)#	4/15/2031		20,170	20,160,644
Dryden Senior Loan Fund 2017-49A A†	1.433% (3 Mo. LIBOR + 1.21%	)#	7/18/2030		15,700	15,716,348
Elmwood CLO VI Ltd. 2020-3A A†	1.557% (3 Mo. LIBOR + 1.32%	)#	10/15/2031		69,849	69,934,944
Fairstone Financial Issuance Trust I 2019-1A A†(d)	3.948%		3/21/2033	CAD	17,751	13,968,695
Fairstone Financial Issuance Trust I 2019-1A B†(d)	5.084%		3/21/2033	CAD	7,974	6,279,697
Fairstone Financial Issuance Trust I 2019-1A C†(d)	6.299%		3/21/2033	CAD	15,035	11,839,679
Fairstone Financial Issuance Trust I 2019-1A D†(d)	7.257%		3/21/2033	CAD	8,879	6,984,660
Fairstone Financial Issuance Trust I 2020-1A A†(d)	2.509%		10/20/2039	CAD	25,300	19,612,776
Ford Credit Floorplan Master Owner Trust 2019-1 A	2.84%		3/15/2024		$137,580	141,325,203
Ford Credit Floorplan Master Owner Trust 2019-2 A	3.06%		4/15/2026		87,348	94,081,727
GPMT Ltd. 2019-FL2 A†	1.411% (1 Mo. LIBOR + 1.30%	)#	2/22/2036		37,750	37,774,802
Gracie Point International Funding 2020-B A†	1.523% (1 Mo. LIBOR + 1.40%	)#	5/2/2023		74,997	75,192,854	(b)
Grand Avenue CRE 2019-FL1 A†	1.232% (1 Mo. LIBOR + 1.12%	)#	6/15/2037		77,100	77,196,210
Grand Avenue CRE 2019-FL1 AS†	1.612% (1 Mo. LIBOR + 1.50%	)#	6/15/2037		43,369	43,436,330
Great America Leasing Receivables Funding LLC Series 2019-1†	3.21%		2/18/2025		17,040	17,757,796
Greystone Commercial Real Estate Notes Ltd. 2018-HC1 A†	1.657% (1 Mo. LIBOR + 1.55%	)#	9/15/2028		52,464	52,423,582

See Notes to Schedule of Investments.	255

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND February 28, 2021

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Other (continued)
Greystone Commercial Real Estate Notes Ltd. 2018-HC1 AS†	2.257% (1 Mo. LIBOR + 2.15%	)#	9/15/2028	$22,123	$21,769,061
Greywolf CLO IV Ltd. 2019-1A A2†	2.173% (3 Mo. LIBOR + 1.95%	)#	4/17/2030	33,591	33,637,735
Greywolf CLO VII Ltd. 2018-2A A1†	1.404% (3 Mo. LIBOR + 1.18%	)#	10/20/2031	37,250	37,342,343
Halcyon Loan Advisors Funding Ltd. 2015-2A AR†	1.298% (3 Mo. LIBOR + 1.08%	)#	7/25/2027	7,478	7,484,472
Halcyon Loan Advisors Funding Ltd. 2015-2A BR†	1.868% (3 Mo. LIBOR + 1.65%	)#	7/25/2027	15,727	15,709,976
Halcyon Loan Advisors Funding Ltd. 2017-2A A2†	1.923% (3 Mo. LIBOR + 1.70%	)#	1/17/2030	23,027	23,041,258
HPEFS Equipment Trust 2020-1A A2†	1.73%		2/20/2030	26,890	27,058,172
HPEFS Equipment Trust 2020-1A A3†	1.76%		2/20/2030	30,701	31,180,979
HPEFS Equipment Trust 2020-1A B†	1.89%		2/20/2030	9,253	9,445,737
HPS Loan Management Ltd. 10-2016 A1R†	1.364% (3 Mo. LIBOR + 1.14%	)#	1/20/2028	13,178	13,194,978
HPS Loan Management Ltd. 10-2016 A2R†	1.974% (3 Mo. LIBOR + 1.75%	)#	1/20/2028	38,834	38,890,236
Hyundai Floorplan Master Owner Trust 2019-1 A†	2.68%		4/15/2024	104,777	107,586,501
Jackson Mill CLO Ltd. 2015-1A AR†	1.071% (3 Mo. LIBOR + .83%	)#	4/15/2027	44,084	44,084,232
Jamestown CLO IX Ltd. 2016-9A A1AR†	1.394% (3 Mo. LIBOR + 1.17%	)#	10/20/2028	20,139	20,142,399
Jamestown CLO IX Ltd. 2016-9A A2R†	2.074% (3 Mo. LIBOR + 1.85%	)#	10/20/2028	24,250	24,311,125
Jamestown CLO VII Ltd. 2015-7A A1R†	1.048% (3 Mo. LIBOR + .83%	)#	7/25/2027	5,611	5,609,389
Jamestown CLO VII Ltd. 2015-7A A2R†	1.518% (3 Mo. LIBOR + 1.30%	)#	7/25/2027	35,299	35,080,277
JFIN CLO Ltd. 2013-1A A1NR†	1.614% (3 Mo. LIBOR + 1.39%	)#	1/20/2030	72,557	72,822,130
JFIN CLO Ltd. 2013-1A A2R†	2.424% (3 Mo. LIBOR + 2.20%	)#	1/20/2030	37,291	37,754,626
JFIN CLO Ltd. 2014-1A B1R†	1.674% (3 Mo. LIBOR + 1.45%	)#	4/21/2025	9,750	9,752,831
Kayne CLO 5 Ltd. 2019-5A A†	1.568% (3 Mo. LIBOR + 1.35%	)#	7/24/2032	55,397	55,540,195
Kayne CLO II Ltd. 2018 2A AR†	Zero Coupon	#(a)	10/15/2031	100,220	100,220,000

256	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND February 28, 2021

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Other (continued)
KKR CLO Ltd. 16 A2R†	2.024% (3 Mo. LIBOR + 1.80%	)#	1/20/2029	$22,750	$22,784,484
KKR CLO Ltd. 30A A1†	1.736% (3 Mo. LIBOR + 1.50%	)#	10/17/2031	28,750	28,792,843
LCM XXII Ltd. 22A A1R†	1.384% (3 Mo. LIBOR + 1.16%	)#	10/20/2028	11,750	11,765,133
LMREC, Inc. 2019-CRE3 A†	1.515% (1 Mo. LIBOR + 1.40%	)#	12/22/2035	85,093	85,661,889
LoanCore Issuer Ltd. 2019-CRE2 A†	1.242% (1 Mo. LIBOR + 1.13%	)#	5/15/2036	92,720	92,979,134
M360 LLC 2019-CRE2 A†	1.507% (1 Mo. LIBOR + 1.40%	)#	9/15/2034	85,455	85,567,843
M360 LLC 2019-CRE2 B†	2.357% (1 Mo. LIBOR + 2.25%	)#	9/15/2034	10,311	10,326,072
Madison Park Funding Ltd. 2013-11A AR†	1.378% (3 Mo. LIBOR + 1.16%	)#	7/23/2029	7,639	7,647,877
Madison Park Funding Ltd. 2015-16A A2R†	2.124% (3 Mo. LIBOR + 1.90%	)#	4/20/2026	13,623	13,647,658
Madison Park Funding Ltd. 2015-17A AR2†	Zero Coupon	#(a)	7/21/2030	29,600	29,600,000
Madison Park Funding Ltd. 2015-17A BR2†	Zero Coupon	#(a)	7/21/2030	10,000	10,000,000
Magnetite Ltd. 2021-29A A†(c)	Zero Coupon	#(a)	1/15/2034	81,230	81,230,000
Marble Point CLO XV Ltd. 2019-1A A1†	1.638% (3 Mo. LIBOR + 1.42%	)#	7/23/2032	16,000	16,033,869
Mercedes-Benz Master Owner Trust 2019-BA A†	2.61%		5/15/2024	83,702	86,117,071
Mercer Field II CLO Ltd. 2017-1A A1†	1.571% (3 Mo. LIBOR + 1.33%	)#	4/15/2029	13,146	13,183,377
MidOcean Credit CLO VI 2016-6A BR†	2.124% (3 Mo. LIBOR + 1.90%	)#	1/20/2029	31,307	31,350,175
Mountain Hawk III CLO Ltd. 2014-3A AR†	1.423% (3 Mo. LIBOR + 1.20%	)#	4/18/2025	2,731	2,735,136
Mountain View CLO 2017-1A BR†	1.973% (3 Mo. LIBOR + 1.75%	)#	10/16/2029	37,002	37,093,916
Mountain View CLO LLC 2017-1A AR†	1.313% (3 Mo. LIBOR + 1.09%	)#	10/16/2029	40,527	40,542,673
MVW Owner Trust 2017-1A A†	2.42%		12/20/2034	5,876	6,022,130
Navient Private Education Refi Loan Trust 2020-FA A†	1.22%		7/15/2069	37,759	38,110,009
Neuberger Berman CLO XIX Ltd. 2015-19A A1R2†	1.041% (3 Mo. LIBOR + .80%	)#	7/15/2027	11,668	11,666,659
Newark BSL CLO 1 Ltd. 2016-1A A1R†	1.313% (3 Mo. LIBOR + 1.10%	)#	12/21/2029	67,907	67,999,053
Newark BSL CLO 2 Ltd. 2017-1A A1R†(c)	Zero Coupon	#(a)	7/25/2030	48,800	48,908,834
NextGear Floorplan Master Owner Trust 2018-2A A2†	3.69%		10/15/2023	48,361	49,413,819

See Notes to Schedule of Investments.	257

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND February 28, 2021

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Other (continued)
NextGear Floorplan Master Owner Trust 2018-2A B†	4.01%		10/15/2023	$19,277	$19,694,085
Nissan Master Owner Trust Receivables 2019-A A	0.667% (1 Mo. LIBOR + .56%	)#	2/15/2024	85,000	85,412,029
Oaktree CLO 2014-1A A1R†	1.484% (3 Mo. LIBOR + 1.29%	)#	5/13/2029	26,023	26,057,023
Oaktree CLO 2014-1A A2R†	2.044% (3 Mo. LIBOR + 1.85%	)#	5/13/2029	17,750	17,652,758
Oaktree CLO Ltd. 2015-1A A1R†	1.094% (3 Mo. LIBOR + .87%	)#	10/20/2027	22,641	22,622,122
OCP CLO Ltd. 2015-10A A2AR†	1.515% (3 Mo. LIBOR + 1.30%	)#	10/26/2027	24,351	24,400,060
OCP CLO Ltd. 2015-9A A2R†	1.591% (3 Mo. LIBOR + 1.35%	)#	7/15/2027	25,719	25,724,918
OCP CLO Ltd. 2016-12A A1R†	1.343% (3 Mo. LIBOR + 1.12%	)#	10/18/2028	34,827	34,853,293
OCP CLO Ltd. 2016-12A A2R†	1.823% (3 Mo. LIBOR + 1.60%	)#	10/18/2028	26,701	26,733,351
Octagon Investment Partners 30 Ltd. 2017-1A A1R†	Zero Coupon	#(a)	3/17/2030	34,550	34,605,308
Octagon Investment Partners 49 Ltd. 2020-5A A1†	1.43% (3 Mo. LIBOR + 1.22%	)#	1/15/2033	79,600	79,601,496
Octagon Investment Partners XXI Ltd. 2014-1A AAR3†	1.194% (3 Mo. LIBOR + 1.00%	)#	2/14/2031	97,680	97,680,000
OneMain Financial Issuance Trust 2018-2A A†	3.57%		3/14/2033	7,689	8,131,620
OneMain Financial Issuance Trust 2019-1A A†	3.48%		2/14/2031	80,361	81,160,678
OneMain Financial Issuance Trust 2019-1A B†	3.79%		2/14/2031	18,443	19,022,612
OneMain Financial Issuance Trust 2019-2A A†	3.14%		10/14/2036	34,057	36,832,462
OneMain Financial Issuance Trust 2020-2A A†	1.75%		9/14/2035	20,800	21,259,695
Orange Lake Timeshare Trust 2019-A†	3.06%		4/9/2038	10,621	11,089,500
Orec Ltd. 2018-CRE1 A†	1.287% (1 Mo. LIBOR + 1.18%	)#	6/15/2036	70,853	70,945,449
OZLM Funding III Ltd. 2013-3A A1RR†	1.402% (3 Mo. LIBOR + 1.18%	)#	1/22/2029	67,020	67,117,118
OZLM Funding III Ltd. 2013-3A A2AR†	2.172% (3 Mo. LIBOR + 1.95%	)#	1/22/2029	23,550	23,573,279
OZLM VIII Ltd. 2014-8A A1RR†	1.393% (3 Mo. LIBOR + 1.17%	)#	10/17/2029	32,900	32,925,713

258	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND February 28, 2021

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Other (continued)
OZLM XVII Ltd. 2017 17A A1†	1.474% (3 Mo. LIBOR + 1.25%	)#	7/20/2030	$14,087	$14,097,947
Palmer Square Loan Funding Ltd. 2018-4A A1†	1.094% (3 Mo. LIBOR + .90%	)#	11/15/2026	7,254	7,244,993
Palmer Square Loan Funding Ltd. 2018-5A A1†	1.074% (3 Mo. LIBOR + .85%	)#	1/20/2027	31,539	31,484,567
Parallel Ltd. 2015-1A AR†	1.074% (3 Mo. LIBOR + .85%	)#	7/20/2027	17,564	17,605,064
PFS Financing Corp. 2020-E A†	1.00%		10/15/2025	71,520	72,165,032
PFS Financing Corp. 2020-G A†	0.97%		2/15/2026	56,141	56,562,709
Planet Fitness Master Issuer LLC 2018-1A A2II†	4.666%		9/5/2048	26,203	26,436,830
Prima Capital CRE Securitization 2015-5A C†	4.50%		12/24/2050	25,810	25,607,621
Prima Capital CRE Securitization Ltd. 2013-3A A†	2.214%		10/24/2035	2,050	2,059,982	(b)
Prima Capital CRE Securitization Ltd. 2013-3A C†	5.00%		10/24/2035	35,011	34,370,470
Prima Capital CRE Securitization Ltd. 2015-4A MR-A†	2.55%		8/24/2049	5,572	5,585,890
Recette CLO Ltd. 2015-1A AR†	1.144% (3 Mo. LIBOR + .92%	)#	10/20/2027	4,862	4,862,088
SCF Equipment Leasing LLC 2019-1A A2†	3.23%		10/20/2024	33,698	33,823,143
SCF Equipment Leasing LLC 2019-2A A1†	2.22%		6/20/2024	32,780	33,109,035
SCF Equipment Leasing LLC 2019-2A A2†	2.47%		4/20/2026	101,195	104,571,655
SCF Equipment Leasing LLC 2021-1A A3†	0.83%		8/21/2028	130,075	130,323,183
SCF Equipment Leasing LLC 2021-1A B†	1.37%		8/20/2029	14,900	14,824,800
Shackleton CLO Ltd. 2016-9A B†	2.124% (3 Mo. LIBOR + 1.90%	)#	10/20/2028	13,250	13,271,880
Signal Peak CLO 1 Ltd. 2014-1A ARR†	1.393% (3 Mo. LIBOR + 1.17%	)#	1/17/2029	23,117	23,147,059
Signal Peak CLO 1 Ltd. 2014-1A BRR†	1.973% (3 Mo. LIBOR + 1.75%	)#	1/17/2029	13,468	13,503,780
Signal Peak CLO 8 Ltd. 2020-8A A†	1.494% (3 Mo. LIBOR + 1.27%	)#	4/20/2033	38,000	38,078,189
SLC Student Loan Trust 2008-1 A4A	1.817% (3 Mo. LIBOR + 1.60%	)#	12/15/2032	21,034	21,638,754
SMB Private Education Loan Trust 2021-A A1†	Zero Coupon	#(a)	1/15/2053	27,700	27,778,654
Sound Point CLO III-R Ltd. 2013-2RA B†	1.691% (3 Mo. LIBOR + 1.45%	)#	4/15/2029	10,000	9,880,946
Sound Point CLO XI Ltd. 2016-1A AR†	1.324% (3 Mo. LIBOR + 1.10%	)#	7/20/2028	40,998	41,052,839

See Notes to Schedule of Investments.	259

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND February 28, 2021

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Other (continued)
Sound Point Clo XV Ltd. 2017-1A AR†	1.368% (3 Mo. LIBOR + 1.15%	)#	1/23/2029	$27,816	$27,851,531
Sound Point Clo XV Ltd. 2017-1A B†	1.968% (3 Mo. LIBOR + 1.75%	)#	1/23/2029	18,414	18,427,091
TCI-Flatiron CLO Ltd. 2016-1A AR2†	1.386% (3 Mo. LIBOR + 1.15%	)#	1/17/2032	16,330	16,352,178
TCI-Flatiron CLO Ltd. 2018-1A ANR†(c)	Zero Coupon	#(a)	1/29/2032	35,050	35,050,000
TCW CLO AMR Ltd. 2019-1A A†	1.168% (3 Mo. LIBOR + .97%	)#	2/15/2029	53,670	53,684,636
Towd Point Asset Trust 2018-SL1 A†	0.73% (1 Mo. LIBOR + .60%	)#	1/25/2046	45,027	44,758,258
TPG Real Estate Finance Issuer Ltd. 2018-FL2 A†	1.238% (1 Mo. LIBOR + 1.13%	)#	11/15/2037	54,070	54,078,224
TRTX Issuer Ltd. 2019-FL3 A†	1.258% (1 Mo. LIBOR + 1.15%	)#	10/15/2034	14,475	14,474,276
Venture CLO Ltd. 2018-33A A1LR†	1.399% (3 Mo. LIBOR + 1.06%	)#	7/15/2031	68,200	68,200,000
Verizon Owner Trust 2020-B A	0.47%		2/20/2025	77,688	78,009,543
Verizon Owner Trust 2020-C A	0.41%		4/21/2025	106,862	107,150,912
WhiteHorse VIII Ltd. 2014-1A BR†	1.655% (3 Mo. LIBOR + 1.45%	)#	5/1/2026	45,200	45,236,422
Total					6,214,364,576
Total Asset-Backed Securities (cost $11,730,296,288)					11,837,164,170

				Shares (000)
COMMON STOCKS 0.11%

Miscellaneous 0.01%
UTEX Industries, Inc.				84	3,240,044

Oil 0.10%
Oasis Petroleum, Inc.*				1,054	59,911,449
Total Common Stocks (cost $98,155,407)					63,151,493

260	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND February 28, 2021

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
CONVERTIBLE BOND 0.12%

Technology
Weibo Corp. (China)(e) (cost $64,449,785)	1.25%		11/15/2022	$66,436	$66,186,030

CORPORATE BONDS 44.85%

Aerospace/Defense 0.77%
Boeing Co. (The)	2.196%		2/4/2026	71,250	71,411,771
Boeing Co. (The)	4.508%		5/1/2023	138,170	148,244,023
Boeing Co. (The)	4.875%		5/1/2025	165,186	184,747,354
Howmet Aerospace, Inc.	5.125%		10/1/2024	35,383	38,519,703
Total					442,922,851

Air Transportation 0.20%
Air Canada 2015-1 Class B Pass-Through Trust (Canada)†(e)	3.875%		3/15/2023	8,107	8,044,604
Air Canada 2015-2 Class B Pass-Through Trust (Canada)†(e)	5.00%		12/15/2023	4,374	4,382,649
American Airlines 2014-1 Class B Pass- Through Trust	4.375%		10/1/2022	12,375	11,581,731
American Airlines Group, Inc.†	3.75%		3/1/2025	52,084	44,366,193
Spirit Loyalty Cayman Ltd./Spirit IP Cayman Ltd.†	8.00%		9/20/2025	25,692	28,959,825
United Airlines 2014-1 Class B Pass-Through Trust	4.75%		4/11/2022	4,680	4,760,902
United Airlines, Inc.	6.636%		7/2/2022	4,091	4,206,009
US Airways 2012-2 Class B Pass-Through Trust	6.75%		6/3/2021	6,763	6,751,010
Total					113,052,923

Apparel 0.04%
William Carter Co. (The)†	5.50%		5/15/2025	21,235	22,442,741

Auto Parts: Original Equipment 0.33%
IHO Verwaltungs GmbH PIK 5.50% (Germany)†(e)	4.75%		9/15/2026	20,870	21,626,074
Nexteer Automotive Group Ltd.†	5.875%		11/15/2021	19,774	19,785,257
ZF North America Capital, Inc.†	4.50%		4/29/2022	33,091	34,001,003
ZF North America Capital, Inc.†	4.75%		4/29/2025	105,189	113,735,606
Total					189,147,940

Automotive 3.78%
BMW Finance NV (Netherlands)†(e)	0.991% (3 Mo. LIBOR + .79%	)#	8/12/2022	30,457	30,716,879
Daimler Finance North America LLC†	0.742% (3 Mo. LIBOR + .55%	)#	5/4/2021	28,723	28,752,142

See Notes to Schedule of Investments.	261

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND February 28, 2021

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Automotive (continued)
Daimler Finance North America LLC†	0.865% (3 Mo. LIBOR + .67%	)#	11/5/2021	$17,975	$18,052,272
Daimler Finance North America LLC†	1.032% (3 Mo. LIBOR + .84%	)#	5/4/2023	7,070	7,156,650
Daimler Finance North America LLC†	1.062% (3 Mo. LIBOR + .88%	)#	2/22/2022	12,862	12,960,773
Daimler Finance North America LLC†	1.094% (3 Mo. LIBOR + .90%	)#	2/15/2022	64,649	65,150,492
Daimler Finance North America LLC†	1.75%		3/10/2023	83,123	85,126,599
Daimler Finance North America LLC†	2.20%		10/30/2021	13,773	13,951,653
Daimler Finance North America LLC†	2.70%		6/14/2024	14,000	14,850,731
Daimler Finance North America LLC†	3.35%		2/22/2023	3,850	4,063,481
Daimler Finance North America LLC†	3.65%		2/22/2024	22,690	24,656,251
Daimler Finance North America LLC†	3.75%		11/5/2021	3,400	3,478,139
Ford Motor Co.	8.50%		4/21/2023	13,807	15,446,581
Ford Motor Credit Co. LLC	1.276% (3 Mo. LIBOR + 1.08%	)#	8/3/2022	43,730	43,408,125
Ford Motor Credit Co. LLC	2.979%		8/3/2022	21,161	21,401,389
Ford Motor Credit Co. LLC	3.087%		1/9/2023	25,234	25,652,254
Ford Motor Credit Co. LLC	3.096%		5/4/2023	6,483	6,592,239
Ford Motor Credit Co. LLC	3.219%		1/9/2022	15,768	15,984,810
Ford Motor Credit Co. LLC	3.336%		3/18/2021	19,850	19,874,316
Ford Motor Credit Co. LLC	3.339%		3/28/2022	44,221	44,760,496
Ford Motor Credit Co. LLC	3.37%		11/17/2023	41,316	42,495,572
Ford Motor Credit Co. LLC	3.47%		4/5/2021	21,035	21,133,970
Ford Motor Credit Co. LLC	3.81%		1/9/2024	20,000	20,625,000
Ford Motor Credit Co. LLC	3.813%		10/12/2021	67,437	68,361,561
Ford Motor Credit Co. LLC	4.25%		9/20/2022	8,835	9,114,539
Ford Motor Credit Co. LLC	5.125%		6/16/2025	41,304	44,659,950
Ford Motor Credit Co. LLC	5.584%		3/18/2024	153,525	165,822,353
Ford Motor Credit Co. LLC	5.596%		1/7/2022	17,541	18,111,083
Ford Motor Credit Co. LLC	5.875%		8/2/2021	77,886	79,322,997
General Motors Co.	5.40%		10/2/2023	18,803	20,973,340
General Motors Co.	6.125%		10/1/2025	13,052	15,547,374
General Motors Financial Co., Inc.	1.228% (3 Mo. LIBOR + .99%	)#	1/5/2023	5,000	5,052,162
General Motors Financial Co., Inc.	2.75%		6/20/2025	74,590	78,545,902
General Motors Financial Co., Inc.	2.90%		2/26/2025	30,124	32,027,961
General Motors Financial Co., Inc.	3.15%		6/30/2022	55,893	57,665,629

262	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND February 28, 2021

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Automotive (continued)
General Motors Financial Co., Inc.	3.70%		5/9/2023	$27,703	$29,364,661
General Motors Financial Co., Inc.	3.95%		4/13/2024	31,758	34,525,708
General Motors Financial Co., Inc.	4.25%		5/15/2023	13,110	14,074,781
General Motors Financial Co., Inc.	4.375%		9/25/2021	7,727	7,905,565
General Motors Financial Co., Inc.	5.10%		1/17/2024	96,489	107,529,455
General Motors Financial Co., Inc.	5.20%		3/20/2023	25,902	28,254,880
Hyundai Capital America†	0.80%		1/8/2024	83,330	82,854,162
Hyundai Capital America	1.04% (3 Mo. LIBOR + .82%	)#	3/12/2021	2,732	2,731,378
Hyundai Capital America†	1.25%		9/18/2023	98,674	99,764,645
Hyundai Capital America†	1.30%		1/8/2026	42,197	41,797,551
Hyundai Capital America†	1.80%		10/15/2025	10,345	10,458,972
Hyundai Capital America†	3.00%		6/20/2022	8,450	8,708,586
Hyundai Capital America†	3.25%		9/20/2022	32,832	34,099,713
Hyundai Capital America†	3.45%		3/12/2021	20,366	20,383,982
Hyundai Capital America†	5.875%		4/7/2025	13,781	16,076,138
Hyundai Capital Services, Inc. (South Korea)†(e)	3.00%		8/29/2022	38,997	40,276,670
Navistar International Corp.†	6.625%		11/1/2025	9,681	10,072,403
Nissan Motor Acceptance Corp.†	0.737% (3 Mo. LIBOR + .52%	)#	3/15/2021	11,260	11,260,778
Nissan Motor Acceptance Corp.†	0.875% (3 Mo. LIBOR + .65%	)#	7/13/2022	36,810	36,747,941
Nissan Motor Acceptance Corp.†	2.55%		3/8/2021	1,165	1,165,399
Tesla, Inc.†	5.30%		8/15/2025	133,851	139,466,050
Toyota Motor Credit Corp.	1.35%		8/25/2023	27,057	27,718,123
Volkswagen Group of America Finance LLC†	1.098% (3 Mo. LIBOR + .86%	)#	9/24/2021	1,000	1,004,579
Volkswagen Group of America Finance LLC†	1.141% (3 Mo. LIBOR + .94%	)#	11/12/2021	8,200	8,249,923
Volkswagen Group of America Finance LLC†	2.90%		5/13/2022	64,608	66,520,934
Volkswagen Group of America Finance LLC†	3.125%		5/12/2023	54,941	57,932,501
Volkswagen Group of America Finance LLC†	3.35%		5/13/2025	17,003	18,437,620
Volkswagen Group of America Finance LLC†	4.00%		11/12/2021	20,000	20,512,146
Volkswagen Group of America Finance LLC†	4.25%		11/13/2023	14,585	15,974,770
Total					2,175,365,679

Banks: Regional 10.31%
ABN AMRO Bank NV (Netherlands)†(e)	4.75%		7/28/2025	30,850	34,970,667
ABN AMRO Bank NV (Netherlands)(e)	6.25%		4/27/2022	64,981	69,158,773
AIB Group plc (Ireland)†(e)	4.263% (3 Mo. LIBOR + 1.87%	)#	4/10/2025	67,483	73,872,618

See Notes to Schedule of Investments.	263

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND February 28, 2021

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Banks: Regional (continued)
AIB Group plc (Ireland)†(e)	4.75%		10/12/2023	$70,422	$77,453,296
Akbank T.A.S. (Turkey)†(e)	5.00%		10/24/2022	20,150	20,577,502
ASB Bank Ltd. (New Zealand)†(e)	3.75%		6/14/2023	31,956	34,309,073
Associated Bank NA	3.50%		8/13/2021	27,007	27,320,204
Australia & New Zealand Banking Group Ltd. (Australia)†(e)	4.40%		5/19/2026	3,700	4,203,705
Australia & New Zealand Banking Group Ltd. (Australia)†(e)	4.50%		3/19/2024	11,744	12,945,388
Banco de Credito del Peru (Peru)†(e)	2.70%		1/11/2025	18,047	18,868,139
Bancolombia SA (Colombia)(e)	3.00%		1/29/2025	24,254	25,109,196
Bank of America Corp.	0.81% (SOFR + 0.74%	)#	10/24/2024	67,344	67,880,949
Bank of America Corp.	0.981% (SOFR + 0.91%	)#	9/25/2025	42,777	43,041,730
Bank of America Corp.	1.197% (SOFR + 1.01%	)#	10/24/2026	91,419	91,379,310
Bank of America Corp.	1.319% (SOFR + 1.15%	)#	6/19/2026	81,429	82,082,583
Bank of America Corp.	1.404% (3 Mo. LIBOR + 1.18%	)#	10/21/2022	9,363	9,430,465
Bank of America Corp.	2.015% (3 Mo. LIBOR + 0.64%	)#	2/13/2026	17,788	18,402,224
Bank of America Corp.	2.456% (3 Mo. LIBOR + 0.87%	)#	10/22/2025	86,319	91,341,021
Bank of America Corp.	3.093% (3 Mo. LIBOR + 1.09%	)#	10/1/2025	45,566	49,186,153
Bank of America Corp.	3.366% (3 Mo. LIBOR + 0.81%	)#	1/23/2026	69,508	75,642,221
Bank of America Corp.	3.95%		4/21/2025	85,252	94,387,070
Bank of America Corp.	4.00%		1/22/2025	27,998	31,020,803
Bank of America Corp.	4.20%		8/26/2024	72,450	80,457,453
Bank of Ireland Group plc (Ireland)†(e)	4.50%		11/25/2023	35,213	38,547,143
BankUnited, Inc.	4.875%		11/17/2025	44,600	50,802,544
Barclays Bank plc (United Kingdom)(e)	1.70%		5/12/2022	32,243	32,739,108
Barclays Bank plc (United Kingdom)†(e)	10.179%		6/12/2021	86,748	89,046,121
BBVA Bancomer SA†	4.375%		4/10/2024	48,630	53,007,186
BBVA Bancomer SA†	6.50%		3/10/2021	33,096	33,184,532
BBVA Bancomer SA†	6.75%		9/30/2022	47,751	51,726,271
BBVA USA	0.951% (3 Mo. LIBOR + 0.73%	)#	6/11/2021	4,225	4,230,283

264	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND February 28, 2021

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Banks: Regional (continued)
BBVA USA	2.50%		8/27/2024	$22,500	$23,787,581
BNP Paribas SA (France)†(e)	1.323% (SOFR + 1.00%	)#	1/13/2027	20,584	20,398,131
Capital One NA	1.362% (3 Mo. LIBOR + 1.15%	)#	1/30/2023	4,797	4,836,021
CIT Group, Inc.	3.929% (SOFR + 3.83%	)#	6/19/2024	21,437	22,723,220
CIT Group, Inc.	4.75%		2/16/2024	27,174	29,628,220
CIT Group, Inc.	5.00%		8/15/2022	15,745	16,633,648
CIT Group, Inc.	5.00%		8/1/2023	24,755	27,060,309
Citigroup, Inc.	0.903% (3 Mo. LIBOR + 0.69%	)#	10/27/2022	66,031	66,564,898
Citigroup, Inc.	1.168% (3 Mo. LIBOR + 0.95%	)#	7/24/2023	6,500	6,566,559
Citigroup, Inc.	1.178% (3 Mo. LIBOR + 0.96%	)#	4/25/2022	37,124	37,467,750
Citigroup, Inc.	1.678% (SOFR + 1.67%	)#	5/15/2024	49,816	51,075,000
Citigroup, Inc.	2.876% (3 Mo. LIBOR + 0.95%	)#	7/24/2023	70,824	73,180,656
Citigroup, Inc.	3.106% (SOFR + 2.84%	)#	4/8/2026	241,514	259,882,441
Citigroup, Inc.	3.142% (3 Mo. LIBOR + 0.72%	)#	1/24/2023	51,336	52,596,239
Citigroup, Inc.	3.352% (3 Mo. LIBOR + 0.90%	)#	4/24/2025	67,406	72,825,606
Citigroup, Inc.	3.70%		1/12/2026	17,150	19,145,617
Citigroup, Inc.	3.875%		3/26/2025	10,680	11,755,489
Citigroup, Inc.	4.05%		7/30/2022	30,682	32,217,045
Citigroup, Inc.	4.40%		6/10/2025	135,786	152,569,838
Citigroup, Inc.	5.50%		9/13/2025	30,185	35,730,080
Citizens Bank NA/Providence RI	0.918% (3 Mo. LIBOR + 0.72%	)#	2/14/2022	14,985	15,054,781
Citizens Bank NA/Providence RI	1.00% (3 Mo. LIBOR + 0.81%	)#	5/26/2022	16,325	16,467,445
Citizens Bank NA/Providence RI	1.201% (3 Mo. LIBOR + 0.95%	)#	3/29/2023	22,245	22,553,910
Commonwealth Bank of Australia (Australia)†(e)	4.50%		12/9/2025	60,960	69,472,646
Credit Suisse Group AG (Switzerland)†(e)	1.305% (SOFR + 0.98%	)#	2/2/2027	32,933	32,497,136

See Notes to Schedule of Investments.	265

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND February 28, 2021

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Banks: Regional (continued)
Credit Suisse Group AG (Switzerland)†(e)	2.193% (SOFR + 2.04%	)#	6/5/2026	$42,530	$44,024,294
Credit Suisse Group Funding Guernsey Ltd. (Guernsey)(e)	3.80%		9/15/2022	21,574	22,661,457
Danske Bank A/S (Denmark)†(e)	1.171% (1 Yr Treasury CMT + 1.03%	)#	12/8/2023	63,445	63,844,761
Danske Bank A/S (Denmark)†(e)	1.226%		6/22/2024	51,642	52,349,881
Danske Bank A/S (Denmark)†(e)	1.621% (1 Yr Treasury CMT + 1.35%	)#	9/11/2026	46,515	46,557,191
Danske Bank A/S (Denmark)†(e)	3.001% (3 Mo. LIBOR + 1.25%	)#	9/20/2022	33,730	34,159,412
Danske Bank A/S (Denmark)†(e)	3.244% (3 Mo. LIBOR + 1.59%	)#	12/20/2025	98,897	106,288,272
Danske Bank A/S (Denmark)†(e)	5.00%		1/12/2022	58,835	61,076,209
Danske Bank A/S (Denmark)†(e)	5.00% (1 Yr Treasury CMT + 1.73%	)#	1/12/2023	11,928	12,352,131
Danske Bank A/S (Denmark)†(e)	5.375%		1/12/2024	66,519	74,820,080
Discover Bank	2.45%		9/12/2024	7,940	8,380,929
Discover Bank	3.35%		2/6/2023	26,689	28,108,689
FNB Corp.	2.20%		2/24/2023	30,163	30,765,691
Goldman Sachs Group, Inc. (The)	0.925% (3 Mo. LIBOR + .75%	)#	2/23/2023	47,482	48,014,658
Goldman Sachs Group, Inc. (The)	0.992% (3 Mo. LIBOR + .78%	)#	10/31/2022	121,099	121,654,383
Goldman Sachs Group, Inc. (The)	1.218% (3 Mo. LIBOR + 1.00%	)#	7/24/2023	45,407	45,903,782
Goldman Sachs Group, Inc. (The)	1.325% (3 Mo. LIBOR + 1.11%	)#	4/26/2022	63,979	64,086,633
Goldman Sachs Group, Inc. (The)	1.79% (3 Mo. LIBOR + 1.60%	)#	11/29/2023	16,108	16,673,030
Goldman Sachs Group, Inc. (The)	3.272% (3 Mo. LIBOR + 1.20%	)#	9/29/2025	35,044	38,017,330
Goldman Sachs Group, Inc. (The)	3.50%		1/23/2025	19,528	21,241,563
Goldman Sachs Group, Inc. (The)	3.50%		4/1/2025	79,873	87,389,893
Goldman Sachs Group, Inc. (The)	4.25%		10/21/2025	31,229	35,244,596
HSBC Holdings plc (United Kingdom)(e)	4.25%		3/14/2024	32,390	35,442,474
ING Groep NV (Netherlands)(e)	1.401% (3 Mo. LIBOR + 1.15%	)#	3/29/2022	4,050	4,095,041
Intesa Sanpaolo SpA (Italy)†(e)	3.125%		7/14/2022	7,031	7,250,193
Intesa Sanpaolo SpA (Italy)†(e)	5.017%		6/26/2024	26,966	29,419,997

266	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND February 28, 2021

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Banks: Regional (continued)
Itau Unibanco Holding SA†	2.90%		1/24/2023	$41,840	$42,515,716
JPMorgan Chase & Co.	2.005% (SOFR + 1.59%	)#	3/13/2026	14,700	15,249,973
JPMorgan Chase & Co.	3.875%		9/10/2024	45,228	49,902,387
Lloyds Banking Group plc (United Kingdom)(e)	1.326% (1 Yr Treasury CMT + 1.10%	)#	6/15/2023	15,825	15,991,433
Lloyds Banking Group plc (United Kingdom)(e)	4.582%		12/10/2025	9,250	10,479,132
M&T Bank Corp.	0.895% (3 Mo. LIBOR + 0.68%	)#	7/26/2023	9,150	9,247,283
Macquarie Bank Ltd. (Australia)†(e)	4.875%		6/10/2025	32,811	36,922,965
Macquarie Bank Ltd. (Australia)†(e)	6.625%		4/7/2021	24,042	24,186,082
Macquarie Group Ltd. (Australia)†(e)	1.34% (SOFR + 1.07%	)#	1/12/2027	33,756	33,557,422
Macquarie Group Ltd. (Australia)†(e)	3.189% (3 Mo. LIBOR + 1.02%	)#	11/28/2023	39,442	41,242,900
Macquarie Group Ltd. (Australia)†(e)	4.15% (3 Mo. LIBOR + 1.33%	)#	3/27/2024	45,822	49,139,913
Morgan Stanley	1.618% (3 Mo. LIBOR + 1.40%	)#	10/24/2023	56,564	57,755,790
Morgan Stanley	4.10%		5/22/2023	47,205	50,815,495
Morgan Stanley	5.00%		11/24/2025	26,968	31,514,992
Natwest Group plc (United Kingdom)(e)	5.125%		5/28/2024	18,213	20,389,778
Natwest Group plc (United Kingdom)(e)	6.125%		12/15/2022	62,119	67,783,506
Nordea Bank Abp (Finland)†(e)	3.75%		8/30/2023	42,252	45,713,856
Nordea Bank Abp (Finland)†(e)	4.25%		9/21/2022	18,035	19,043,822
Nordea Bank Abp (Finland)†(e)	4.875%		5/13/2021	62,259	62,808,768
People’s United Bank NA	4.00%		7/15/2024	5,725	6,232,315
Popular, Inc.	6.125%		9/14/2023	13,517	14,647,629
Santander Holdings USA, Inc.	3.50%		6/7/2024	25,474	27,400,042
Santander UK Group Holdings plc (United Kingdom)(e)	3.373% (3 Mo. LIBOR + 1.08%	)#	1/5/2024	19,792	20,774,361
Standard Chartered plc (United Kingdom)†(e)	0.991% (1 Yr Treasury CMT + 0.78%	)#	1/12/2025	53,090	53,065,074
Standard Chartered plc (United Kingdom)†(e)	1.319% (1 Yr Treasury CMT + 1.17%	)#	10/14/2023	24,696	24,953,085
Standard Chartered plc (United Kingdom)†(e)	2.819% (3 Mo. LIBOR + 1.21%	)#	1/30/2026	8,168	8,576,175
Standard Chartered plc (United Kingdom)†(e)	4.247% (3 Mo. LIBOR + 1.15%	)#	1/20/2023	41,630	42,964,192

See Notes to Schedule of Investments.	267

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND February 28, 2021

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Banks: Regional (continued)
SunTrust Bank/Atlanta GA	0.792% (3 Mo. LIBOR + 0.59%	)#	8/2/2022	$4,925	$4,935,673
SVB Financial Group	3.50%		1/29/2025	6,020	6,575,233
Swedbank AB (Sweden)†(e)	0.92% (3 Mo. LIBOR + 0.70%	)#	3/14/2022	1,300	1,307,900
Swedbank AB (Sweden)†(e)	1.30%		6/2/2023	63,916	65,152,329
Swedbank AB (Sweden)†(e)	2.80%		3/14/2022	30,591	31,355,743
Synovus Bank	2.289% (SOFR + 0.95%	)#	2/10/2023	24,638	24,933,744
Synovus Financial Corp.	3.125%		11/1/2022	1,985	2,057,935
Truist Bank	0.782% (3 Mo. LIBOR + 0.59%	)#	5/17/2022	263	264,679
Turkiye Vakiflar Bankasi TAO (Turkey)†(e)	5.625%		5/30/2022	34,279	35,016,616
Turkiye Vakiflar Bankasi TAO (Turkey)†(e)	5.75%		1/30/2023	17,943	18,432,952
UBS AG	7.625%		8/17/2022	153,906	169,231,324
UBS AG (Switzerland)(e)	5.125%		5/15/2024	55,452	61,360,965
UBS AG (United Kingdom)†(e)	1.75%		4/21/2022	28,736	29,198,799
UBS Group AG (Switzerland)†(e)	1.008% (1 Yr Treasury CMT + .83%	)#	7/30/2024	41,646	42,025,903
UBS Group AG (Switzerland)†(e)	1.395% (3 Mo. LIBOR + 1.22%	)#	5/23/2023	83,348	84,408,593
UBS Group Funding Switzerland AG (Switzerland)†(e)	2.859% (3 Mo. LIBOR + .95%	)#	8/15/2023	10,282	10,637,998
Wells Fargo & Co.	1.328% (3 Mo. LIBOR + 1.11%	)#	1/24/2023	37,449	37,776,184
Wells Fargo & Co.	1.442% (3 Mo. LIBOR + 1.23%	)#	10/31/2023	38,483	39,165,782
Wells Fargo & Co.	2.164% (3 Mo. LIBOR + .75%	)#	2/11/2026	308,045	320,512,650
Wells Fargo & Co.	2.188% (SOFR + 2.00%	)#	4/30/2026	141,197	147,133,028
Wells Fargo & Co.	2.625%		7/22/2022	32,120	33,151,094
Wells Fargo & Co.	3.00%		2/19/2025	24,662	26,502,282
Wells Fargo & Co.	3.55%		9/29/2025	12,947	14,297,130
Wells Fargo & Co.	3.75%		1/24/2024	8,720	9,480,678
Zions Bancorp N.A.	3.35%		3/4/2022	36,198	37,127,623
Total					5,933,753,490

Beverages 0.04%
Bacardi Ltd.†	4.45%		5/15/2025	2,400	2,700,712
Keurig Dr Pepper, Inc.	2.70%		11/15/2022	775	799,664

268	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND February 28, 2021

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Beverages (continued)
Pernod Ricard SA (France)†(e)	4.25%		7/15/2022	$4,722	$4,958,651
Suntory Holdings Ltd. (Japan)†(e)	2.25%		10/16/2024	13,900	14,570,024
Total					23,029,051

Biotechnology Research & Production 0.02%
Royalty Pharma plc†	1.20%		9/2/2025	13,884	13,829,347

Building Materials 0.18%
American Woodmark Corp.†	4.875%		3/15/2026	18,613	19,023,603
Boral Finance Pty Ltd. (Australia)†(e)	3.00%		11/1/2022	15,785	16,227,248
Forterra Finance LLC/FRTA Finance Corp.†	6.50%		7/15/2025	3,623	3,901,518
PGT Innovations, Inc.†	6.75%		8/1/2026	11,124	11,819,250
Summit Materials LLC/Summit Materials Finance Corp.†	5.125%		6/1/2025	20,237	20,614,319
Vulcan Materials Co.	0.875% (3 Mo. LIBOR + 0.65%	)#	3/1/2021	31,712	31,712,000
Total					103,297,938

Business Services 0.28%
Adani Ports & Special Economic Zone Ltd. (India)†(e)	3.375%		7/24/2024	30,800	32,518,194
Capitol Investment Merger Sub 2 LLC†	10.00%		8/1/2024	8,118	8,822,399
IHS Markit Ltd. (United Kingdom)(e)	4.125%		8/1/2023	30,011	32,347,807
IHS Markit Ltd. (United Kingdom)†(e)	5.00%		11/1/2022	18,588	19,710,588
Laureate Education, Inc.†	8.25%		5/1/2025	8,414	8,829,441
Nielsen Co. Luxembourg S.a.r.l. (The) (Luxembourg)†(e)	5.00%		2/1/2025	3,930	4,035,127
Nielsen Finance LLC/Nielsen Finance Co.†	5.00%		4/15/2022	50,513	50,694,847
WW International, Inc.†	8.625%		12/1/2025	4,500	4,704,997
Total					161,663,400

Chemicals 0.55%
Albemarle Corp.	1.244% (3 Mo. LIBOR + 1.05%	)#	11/15/2022	8,284	8,275,691
Blue Cube Spinco LLC	10.00%		10/15/2025	30,906	32,737,181
Celanese US Holdings LLC	4.625%		11/15/2022	13,901	14,831,544
Celanese US Holdings LLC	5.875%		6/15/2021	48,400	49,163,079
DuPont de Nemours, Inc.	4.205%		11/15/2023	30,792	33,759,766
Equate Petrochemical BV (Netherlands)†(e)	3.00%		3/3/2022	11,400	11,606,306
Mosaic Co. (The)	3.25%		11/15/2022	7,556	7,885,554

See Notes to Schedule of Investments.	269

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND February 28, 2021

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Chemicals (continued)
Mosaic Co. (The)	3.75%		11/15/2021	$9,000	$9,136,337
Nutrition & Biosciences, Inc.†	1.23%		10/1/2025	150,025	149,471,721
Total					316,867,179

Computer Hardware 0.88%
Banff Merger Sub, Inc.†	9.75%		9/1/2026	31,906	34,044,340
Dell International LLC/EMC Corp.†	4.00%		7/15/2024	6,100	6,677,477
Dell International LLC/EMC Corp.†	5.45%		6/15/2023	239,718	263,035,821
Dell International LLC/EMC Corp.†	5.85%		7/15/2025	37,959	44,706,576
Dell International LLC/EMC Corp.†	5.875%		6/15/2021	7,197	7,205,996
Dell International LLC/EMC Corp.†	6.02%		6/15/2026	21,400	25,668,512
Hewlett Packard Enterprise Co.	0.90% (3 Mo. LIBOR + .68%	)#	3/12/2021	43,058	43,065,915
Hewlett Packard Enterprise Co.	0.958% (3 Mo. LIBOR + .72%	)#	10/5/2021	80,295	80,310,401
Total					504,715,038

Computer Software 0.25%
BY Crown Parent LLC†	7.375%		10/15/2024	16,607	16,916,637
Change Healthcare Holdings LLC/Change Healthcare Finance, Inc.†	5.75%		3/1/2025	38,711	39,707,034
Solera LLC/Solera Finance, Inc.†	10.50%		3/1/2024	81,960	85,085,135
Total					141,708,806

Construction/Homebuilding 0.40%
Century Communities, Inc.	5.875%		7/15/2025	13,289	13,906,938
D.R. Horton, Inc.	2.60%		10/15/2025	45,770	48,551,202
D.R. Horton, Inc.	4.375%		9/15/2022	9,273	9,734,065
D.R. Horton, Inc.	4.75%		2/15/2023	4,048	4,335,334
D.R. Horton, Inc.	5.75%		8/15/2023	26,036	28,891,609
Forestar Group, Inc.†	8.00%		4/15/2024	5,847	6,102,192
Lennar Corp.	4.50%		4/30/2024	33,765	37,064,685
Lennar Corp.	4.75%		5/30/2025	17,175	19,311,141
Lennar Corp.	4.875%		12/15/2023	6,062	6,651,529
Lennar Corp.	5.25%		6/1/2026	14,000	16,318,050
LGI Homes, Inc.†	6.875%		7/15/2026	23,980	24,999,150
M/I Homes, Inc.	5.625%		8/1/2025	13,625	14,202,632
Total					230,068,527

Containers 0.05%
Silgan Holdings, Inc.†	1.40%		4/1/2026	26,757	26,442,873

270	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND February 28, 2021

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Diversified 0.05%
Hutchison Whampoa International 14
Ltd. (Hong Kong)†(e)	3.625%		10/31/2024	$14,312	$15,822,059
KOC Holding AS (Turkey)†(e)	5.25%		3/15/2023	14,301	14,813,834
Total					30,635,893

Drugs 1.51%
AbbVie, Inc.	0.641% (3 Mo. LIBOR + 0.46%	)#	11/19/2021	13,605	13,640,107
AbbVie, Inc.	2.30%		11/21/2022	11,924	12,312,742
Bausch Health Cos., Inc.†	5.50%		11/1/2025	34,978	36,034,336
Bausch Health Cos., Inc.†	6.125%		4/15/2025	48,563	49,775,133
Bausch Health Cos., Inc.†	7.00%		3/15/2024	94,212	96,350,612
Bayer US Finance II LLC†	0.881% (3 Mo. LIBOR + 0.63%	)#	6/25/2021	90,598	90,727,908
Bayer US Finance II LLC†	1.227% (3 Mo. LIBOR + 1.01%	)#	12/15/2023	126,102	128,131,510
Bayer US Finance II LLC†	3.875%		12/15/2023	139,140	151,304,981
Bayer US Finance II LLC†	4.25%		12/15/2025	92,958	104,781,415
Becton Dickinson & Co.	1.255% (3 Mo. LIBOR + 1.03%	)#	6/6/2022	51,259	51,796,795
Cardinal Health, Inc.	0.987% (3 Mo. LIBOR + 0.77%	)#	6/15/2022	48,536	48,933,035
Cardinal Health, Inc.	3.079%		6/15/2024	21,922	23,438,202
Cardinal Health, Inc.	3.50%		11/15/2024	9,662	10,508,277
Cigna Corp.	1.131% (3 Mo. LIBOR + 0.89%	)#	7/15/2023	43,246	43,839,785
HLF Financing S.a.r.l. LLC/Herbalife International, Inc.†	7.25%		8/15/2026	7,408	7,711,728
Zoetis, Inc.	0.622% (3 Mo. LIBOR + 0.44%	)#	8/20/2021	1,425	1,427,736
Total					870,714,302

Electric: Power 3.37%
Alexander Funding Trust†	1.841%		11/15/2023	84,936	86,397,352
American Transmission Systems, Inc.†	5.25%		1/15/2022	9,625	9,976,742
Ausgrid Finance Pty Ltd. (Australia)†(e)	3.85%		5/1/2023	74,602	78,618,528
Calpine Corp.†	5.25%		6/1/2026	70,428	72,558,447
Cemig Geracao e Transmissao SA (Brazil)†(e)	9.25%		12/5/2024	3,900	4,486,989
Cleveland Electric Illuminating Co. (The)	5.50%		8/15/2024	10,494	12,122,419
Comision Federal de Electricidad (Mexico)†(e)	4.875%		5/26/2021	86,622	87,478,258
Comision Federal de Electricidad (Mexico)†(e)	4.875%		1/15/2024	65,080	71,337,767

See Notes to Schedule of Investments.	271

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND February 28, 2021

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Electric: Power (continued)
Dominion Energy, Inc.	3.071%		8/15/2024	$18,490	$19,918,200
Dominion Energy, Inc.	4.104%		4/1/2021	57,101	57,279,081
DTE Energy Co.	2.529%		10/1/2024	47,965	50,851,171
DTE Energy Co.	3.30%		6/15/2022	1,010	1,042,859
DTE Energy Co.	3.50%		6/1/2024	4,445	4,812,818
Duquesne Light Holdings, Inc.†	5.90%		12/1/2021	45,672	47,313,369
Enel Finance International NV (Netherlands)†(e)	2.65%		9/10/2024	49,598	52,534,784
Enel Finance International NV (Netherlands)†(e)	2.75%		4/6/2023	123,474	129,068,821
Enel Finance International NV (Netherlands)†(e)	2.875%		5/25/2022	90,277	92,900,070
Enel Finance International NV (Netherlands)†(e)	4.25%		9/14/2023	90,995	99,238,569
Enel Finance International NV (Netherlands)†(e)	4.625%		9/14/2025	36,880	42,212,303
FirstEnergy Corp.	1.60%		1/15/2026	18,065	17,769,538
FirstEnergy Corp.	2.05%		3/1/2025	71,006	71,397,178
FirstEnergy Corp.	4.25%		3/15/2023	78,374	83,012,832
FirstEnergy Transmission LLC†	4.35%		1/15/2025	55,034	59,839,165
IPALCO Enterprises, Inc.	3.70%		9/1/2024	1,089	1,184,467
Jersey Central Power & Light Co.†	4.70%		4/1/2024	50,526	55,266,081
NextEra Energy Capital Holdings, Inc.	0.672% (3 Mo. LIBOR + .48%	)#	5/4/2021	3,000	3,002,484
NextEra Energy Capital Holdings, Inc.	0.908% (3 Mo. LIBOR + .72%	)#	2/25/2022	8,025	8,076,017
NRG Energy, Inc.†	3.75%		6/15/2024	90,572	98,145,350
Origin Energy Finance Ltd. (Australia)†(e)	5.45%		10/14/2021	18,162	18,711,197
Pacific Gas and Electric Co.	3.15%		1/1/2026	173,637	184,665,370
Pacific Gas and Electric Co.	3.75%		2/15/2024	41,386	44,171,829
PPL Capital Funding, Inc.	3.40%		6/1/2023	13,785	14,592,326
PPL Capital Funding, Inc.	3.95%		3/15/2024	21,203	23,056,311
PSEG Power LLC	4.15%		9/15/2021	1,165	1,178,155
Puget Energy, Inc.	5.625%		7/15/2022	19,449	20,547,797
Puget Energy, Inc.	6.00%		9/1/2021	40,885	42,009,058
TransAlta Corp. (Canada)(e)	4.50%		11/15/2022	22,960	23,878,400
Vistra Operations Co. LLC†	3.55%		7/15/2024	137,568	148,021,428
Total					1,938,673,530

Electrical Equipment 1.32%
Broadcom, Inc.	3.15%		11/15/2025	138,570	149,191,044
Broadcom, Inc.	3.625%		10/15/2024	25,856	28,227,945
Broadcom, Inc.	4.70%		4/15/2025	20,500	23,152,427
Entegris, Inc.†	4.625%		2/10/2026	3,000	3,101,640

272	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND February 28, 2021

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Electrical Equipment (continued)
Microchip Technology, Inc.†	0.972%	2/15/2024	$136,822	$137,395,075
Microchip Technology, Inc.†	2.67%	9/1/2023	126,492	132,475,135
Microchip Technology, Inc.	3.922%	6/1/2021	33,729	34,027,460
Microchip Technology, Inc.	4.333%	6/1/2023	64,393	69,580,076
NXP BV/NXP Funding LLC (Netherlands)†(e)	3.875%	9/1/2022	71,733	75,125,415
NXP BV/NXP Funding LLC (Netherlands)†(e)	4.625%	6/1/2023	33,515	36,489,724
NXP BV/NXP Funding LLC (Netherlands)†(e)	4.875%	3/1/2024	7,284	8,130,336
SK Hynix, Inc. (South Korea)†(e)	1.00%	1/19/2024	26,325	26,288,850
SK Hynix, Inc. (South Korea)†(e)	1.50%	1/19/2026	34,161	34,032,360
Total				757,217,487

Electronics 0.22%
Flex Ltd.	3.75%	2/1/2026	66,086	72,124,809
Itron, Inc.†	5.00%	1/15/2026	12,901	13,223,525
Trimble, Inc.	4.15%	6/15/2023	30,689	33,002,479
Trimble, Inc.	4.75%	12/1/2024	4,944	5,595,350
Total				123,946,163

Energy Equipment & Services 0.05%
Greenko Mauritius Ltd. (India)†(e)	6.25%	2/21/2023	30,255	31,199,355

Engineering & Contracting Services 0.02%
TopBuild Corp.†	5.625%	5/1/2026	13,533	13,993,460

Entertainment 0.14%
Boyne USA, Inc.†	7.25%	5/1/2025	3,205	3,343,920
Caesars Entertainment, Inc.†	6.25%	7/1/2025	39,645	42,023,700
Caesars Resort Collection LLC/CRC Finco, Inc.†	5.75%	7/1/2025	10,883	11,440,754
Enterprise Development Authority (The)†	12.00%	7/15/2024	22,566	25,533,429
Total				82,341,803

Financial Services 3.34%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland)(e)	2.875%	8/14/2024	21,685	22,607,524
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland)(e)	3.50%	1/15/2025	22,804	24,144,092
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland)(e)	4.625%	7/1/2022	4,500	4,712,950
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland)(e)	4.875%	1/16/2024	18,092	19,756,439
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland)(e)	6.50%	7/15/2025	23,021	26,997,902

See Notes to Schedule of Investments.	273

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND February 28, 2021

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Financial Services (continued)
Air Lease Corp.	4.25%		2/1/2024	$24,240	$26,454,750
Aircastle Ltd.	4.125%		5/1/2024	3,467	3,667,040
Aircastle Ltd.	4.40%		9/25/2023	51,446	54,586,445
Aircastle Ltd.	5.00%		4/1/2023	24,203	25,922,047
Aircastle Ltd.	5.50%		2/15/2022	38,028	39,716,222
Alliance Data Systems Corp.†	4.75%		12/15/2024	21,419	21,887,541
Alliance Data Systems Corp.†	7.00%		1/15/2026	27,243	28,860,553
Ally Financial, Inc.	1.45%		10/2/2023	11,858	12,062,011
Ally Financial, Inc.	3.875%		5/21/2024	79,257	86,330,329
Ally Financial, Inc.	4.125%		2/13/2022	10,000	10,340,856
Ally Financial, Inc.	4.25%		4/15/2021	11,491	11,542,370
Ally Financial, Inc.	4.625%		3/30/2025	31,868	35,891,307
Ally Financial, Inc.	5.125%		9/30/2024	91,164	104,109,853
Ally Financial, Inc.	5.75%		11/20/2025	90,879	104,233,963
American Express Co.	0.84% (3 Mo. LIBOR + .65%	)#	2/27/2023	8,000	8,085,376
Aviation Capital Group LLC†	1.95%		1/30/2026	27,443	27,019,882
Aviation Capital Group LLC†	2.875%		1/20/2022	9,372	9,528,225
Aviation Capital Group LLC†	3.875%		5/1/2023	42,592	44,771,873
Aviation Capital Group LLC†	5.50%		12/15/2024	56,650	63,881,036
Avolon Holdings Funding Ltd. (Ireland)†(e)	2.125%		2/21/2026	23,065	22,247,566
Avolon Holdings Funding Ltd. (Ireland)†(e)	2.875%		2/15/2025	12,256	12,342,660
Avolon Holdings Funding Ltd. (Ireland)†(e)	3.625%		5/1/2022	26,403	26,903,176
Avolon Holdings Funding Ltd. (Ireland)†(e)	4.25%		4/15/2026	22,605	23,913,196
Avolon Holdings Funding Ltd. (Ireland)†(e)	4.375%		5/1/2026	7,538	8,006,196
Avolon Holdings Funding Ltd. (Ireland)†(e)	5.125%		10/1/2023	104,908	112,598,466
Avolon Holdings Funding Ltd. (Ireland)†(e)	5.25%		5/15/2024	45,647	49,738,473
Avolon Holdings Funding Ltd. (Ireland)†(e)	5.50%		1/15/2023	27,151	28,846,008
Avolon Holdings Funding Ltd. (Ireland)†(e)	5.50%		1/15/2026	20,304	22,493,842
Capital One Financial Corp.	0.932% (3 Mo. LIBOR + .72%	)#	1/30/2023	23,896	24,110,735
Capital One Financial Corp.	1.18% (3 Mo. LIBOR + .95%	)#	3/9/2022	22,035	22,211,720
Capital One Financial Corp.	2.60%		5/11/2023	52,849	55,229,835
Discover Financial Services	5.20%		4/27/2022	35,645	37,584,643
Global Aircraft Leasing Co. Ltd. PIK 7.25%†	6.50%		9/15/2024	41,415	37,329,200
Intercontinental Exchange, Inc.	0.70%		6/15/2023	25,258	25,398,864
Jefferies Financial Group, Inc.	5.50%		10/18/2023	52,897	57,682,095
Jefferies Group LLC	5.125%		1/20/2023	22,046	23,913,506

274	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND February 28, 2021

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Financial Services (continued)
Muthoot Finance Ltd. (India)†(e)	4.40%		9/2/2023	$24,876	$25,414,665
Muthoot Finance Ltd. (India)†(e)	6.125%		10/31/2022	25,282	26,530,931
Navient Corp.	5.50%		1/25/2023	34,368	35,678,280
Navient Corp.	5.875%		10/25/2024	77,407	81,664,385
Navient Corp.	6.125%		3/25/2024	30,051	31,778,482
Navient Corp.	6.50%		6/15/2022	12,353	12,848,726
Navient Corp.	6.625%		7/26/2021	6,555	6,665,616
Navient Corp.	7.25%		1/25/2022	14,897	15,483,569
Navient Corp.	7.25%		9/25/2023	3,000	3,260,625
Nuveen Finance LLC†	4.125%		11/1/2024	625	699,878
OneMain Finance Corp.	5.625%		3/15/2023	10,962	11,681,381
OneMain Finance Corp.	6.125%		5/15/2022	14,919	15,609,004
OneMain Finance Corp.	6.125%		3/15/2024	32,883	35,328,838
OneMain Finance Corp.	8.25%		10/1/2023	5,475	6,247,769
Park Aerospace Holdings Ltd. (Ireland)†(e)	4.50%		3/15/2023	54,138	56,644,726
Park Aerospace Holdings Ltd. (Ireland)†(e)	5.25%		8/15/2022	23,251	24,315,250
Park Aerospace Holdings Ltd. (Ireland)†(e)	5.50%		2/15/2024	113,275	123,377,516
Total					1,920,890,408

Food 0.15%
Albertsons Cos., Inc./Safeway, Inc./Albertsons LP/Albertsons LLC	5.75%		3/15/2025	3,194	3,305,455
Campbell Soup Co.	0.847% (3 Mo. LIBOR + .63%	)#	3/15/2021	15,924	15,927,187
Chobani LLC/Chobani Finance Corp., Inc.†	7.50%		4/15/2025	27,015	28,045,217
Ingles Markets, Inc.	5.75%		6/15/2023	14,653	14,912,431
Kraft Heinz Foods Co.	3.00%		6/1/2026	9,079	9,641,948
Minerva Luxembourg SA (Luxembourg)†(e)	6.50%		9/20/2026	8,000	8,410,000
Simmons Foods, Inc.†	7.75%		1/15/2024	6,709	6,966,324
Total					87,208,562

Health Care Services 1.13%
Acadia Healthcare Co., Inc.	5.625%		2/15/2023	64,600	64,600,000
Centene Corp.†	5.375%		6/1/2026	36,026	37,688,240
Centene Corp.†	5.375%		8/15/2026	7,440	7,849,200
CommonSpirit Health	1.547%		10/1/2025	55,793	56,522,814
Fresenius Medical Care US Finance II, Inc.†	4.75%		10/15/2024	14,746	16,526,848
Fresenius Medical Care US Finance II, Inc.†	5.875%		1/31/2022	35,710	37,415,661
HCA, Inc.	5.00%		3/15/2024	36,659	41,073,228
HCA, Inc.	5.25%		4/15/2025	194,034	223,692,050

See Notes to Schedule of Investments.	275

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND February 28, 2021

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Health Care Services (continued)
HCA, Inc.	5.25%		6/15/2026	$80,446	$94,177,231
HCA, Inc.	8.36%		4/15/2024	24,106	28,324,550
Molina Healthcare, Inc.	5.375%		11/15/2022	21,201	22,433,308
Select Medical Corp.†	6.25%		8/15/2026	20,665	22,143,374
Universal Health Services, Inc.†	5.00%		6/1/2026	1,000	1,031,060
Total					653,477,564

Household Equipment/Products 0.35%
Newell Brands, Inc.	4.35%		4/1/2023	56,736	59,714,640
Newell Brands, Inc.	4.875%		6/1/2025	10,464	11,539,699
Reckitt Benckiser Treasury Services plc (United Kingdom)†(e)	0.798% (3 Mo. LIBOR + .56%	)#	6/24/2022	130,359	131,170,338
Total					202,424,677

Household Furnishings 0.00%
Leggett & Platt, Inc.	3.40%		8/15/2022	1,397	1,438,297

Insurance 0.57%
Allstate Corp. (The)	0.881% (3 Mo. LIBOR + .63%	)#	3/29/2023	7,788	7,863,210
Assurant, Inc.	4.20%		9/27/2023	27,456	29,885,384
CNA Financial Corp.	7.25%		11/15/2023	3,990	4,689,609
CNO Financial Group, Inc.	5.25%		5/30/2025	91,007	104,808,459
Fidelity & Guaranty Life Holdings, Inc.†	5.50%		5/1/2025	50,068	57,880,611
Fidelity National Financial, Inc.	5.50%		9/1/2022	1,135	1,218,657
GA Global Funding Trust†	1.625%		1/15/2026	21,092	21,324,801
Jackson National Life Global Funding†	0.981% (3 Mo. LIBOR + .73%	)#	6/27/2022	10,000	10,091,103
Kemper Corp.	4.35%		2/15/2025	25,244	27,662,903
Old Republic International Corp.	4.875%		10/1/2024	2,545	2,886,940
Peachtree Corners Funding Trust†	3.976%		2/15/2025	21,990	24,257,844
Protective Life Global Funding†	1.082%		6/9/2023	14,668	14,910,626
Protective Life Global Funding†	1.17%		7/15/2025	17,813	17,843,453
Unum Group	4.00%		3/15/2024	1,161	1,269,362
Total					326,592,962

Leasing 0.06%
GATX Corp.	0.915% (3 Mo. LIBOR + .72%	)#	11/5/2021	1,100	1,104,337
GATX Corp.	4.35%		2/15/2024	17,558	19,302,498

276	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND February 28, 2021

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Leasing (continued)
Penske Truck Leasing Co., LP/PTL Finance Corp.†	3.375%		2/1/2022	$5,000	$5,110,003
Penske Truck Leasing Co., LP/PTL Finance Corp.†	3.90%		2/1/2024	8,113	8,818,020
Total					34,334,858

Leisure 0.49%
Carnival Corp.†	11.50%		4/1/2023	170,375	194,509,471
Royal Caribbean Cruises Ltd.†	11.50%		6/1/2025	72,816	85,285,740
Total					279,795,211

Lodging 0.28%
Las Vegas Sands Corp.	3.20%		8/8/2024	89,293	93,804,338
MGM Resorts International	6.00%		3/15/2023	6,413	6,845,878
MGM Resorts International	6.75%		5/1/2025	14,780	15,847,190
Travel + Leisure Co.	5.625%		3/1/2021	11,538	11,538,000
Travel + Leisure Co.	6.60%		10/1/2025	5,086	5,727,573
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.†	4.25%		5/30/2023	8,411	8,510,881
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.†	5.50%		3/1/2025	15,581	16,534,836
Total					158,808,696

Machinery: Agricultural 0.90%
BAT Capital Corp.	1.074% (3 Mo. LIBOR + .88%	)#	8/15/2022	14,572	14,704,315
BAT Capital Corp.	2.789%		9/6/2024	27,303	29,072,151
BAT Capital Corp.	3.222%		8/15/2024	160,397	172,492,034
BAT International Finance plc (United Kingdom)(e)	1.668%		3/25/2026	42,871	43,006,796
BAT International Finance plc (United Kingdom)†(e)	3.95%		6/15/2025	19,595	21,614,368
Imperial Brands Finance plc (United Kingdom)†(e)	3.125%		7/26/2024	150,198	160,035,828
Imperial Brands Finance plc (United Kingdom)†(e)	3.75%		7/21/2022	12,867	13,351,656
Imperial Tobacco Finance plc (United Kingdom)†(e)	3.50%		2/11/2023	16,877	17,629,041
Reynolds American, Inc.	4.45%		6/12/2025	42,048	46,964,052
Total					518,870,241

Machinery: Industrial/Specialty 0.71%
CNH Industrial Capital LLC	4.20%		1/15/2024	51,669	56,664,863
CNH Industrial Capital LLC	4.375%		4/5/2022	49,678	51,700,749
CNH Industrial Capital LLC	4.875%		4/1/2021	46,027	46,191,189
CNH Industrial NV (United Kingdom)(e)	4.50%		8/15/2023	82,664	90,338,121
Flowserve Corp.	4.00%		11/15/2023	6,810	7,181,667
Nvent Finance S.a.r.l. (Luxembourg)(e)	3.95%		4/15/2023	42,334	44,489,616
Otis Worldwide Corp.	0.688% (3 Mo. LIBOR + .45%	)#	4/5/2023	4,845	4,846,441

See Notes to Schedule of Investments.	277

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND February 28, 2021

Investments	Interest Rate	Maturity Date		Principal Amount (000)	Fair Value
Machinery: Industrial/Specialty (continued)
Wabtec Corp.	4.375%	8/15/2023		$22,563	$23,968,187
Welbilt, Inc.	9.50%	2/15/2024		1,050	1,076,906
Westinghouse Air Brake Technologies Corp.	3.20%	6/15/2025		9,828	10,491,301
Westinghouse Air Brake Technologies Corp.	4.40%	3/15/2024		66,741	72,963,311
Total					409,912,351

Manufacturing 0.04%
Bombardier, Inc. (Canada)†(e)	8.75%	12/1/2021		20,193	20,967,099

Media 0.74%
Altice Financing SA (Luxembourg)†(e)	7.50%	5/15/2026		36,251	37,931,234
CCO Holdings LLC / CCO Holdings Capital Corp.†	5.50%	5/1/2026		23,037	23,864,144
Cox Communications, Inc.†	2.95%	6/30/2023		56,951	59,819,082
DISH DBS Corp.	5.875%	7/15/2022		45,680	47,675,302
DISH DBS Corp.	6.75%	6/1/2021		71,029	71,899,105
iHeartCommunications, Inc.	6.375%	5/1/2026		25,891	27,443,307
NBCUniversal Enterprise, Inc.†	5.25%	–	(f)	116,719	118,032,089
Sirius XM Radio, Inc.†	5.375%	7/15/2026		31,788	32,910,116
Virgin Media Secured Finance plc (United Kingdom)†(e)	5.50%	8/15/2026		7,000	7,301,000
Total					426,875,379

Metal Fabricating 0.03%
Hillman Group, Inc. (The)†	6.375%	7/15/2022		17,670	17,787,771

Metals & Minerals: Miscellaneous 1.13%
Alcoa Nederland Holding BV (Netherlands)†(e)	6.75%	9/30/2024		2,000	2,078,750
Anglo American Capital plc (United Kingdom)†(e)	3.625%	9/11/2024		109,028	119,069,702
Anglo American Capital plc (United Kingdom)†(e)	4.125%	4/15/2021		14,046	14,095,151
Anglo American Capital plc (United Kingdom)†(e)	4.875%	5/14/2025		50,294	57,526,406
Anglo American Capital plc (United Kingdom)†(e)	5.375%	4/1/2025		89,204	103,433,091
FMG Resources August 2006 Pty Ltd. (Australia)†(e)	5.125%	3/15/2023		12,526	13,214,930
FMG Resources August 2006 Pty Ltd. (Australia)†(e)	5.125%	5/15/2024		4,750	5,144,844
Freeport-McMoRan, Inc.	3.875%	3/15/2023		22,294	23,236,144
Freeport-McMoRan, Inc.	4.55%	11/14/2024		55,328	61,033,700
Glencore Finance Canada Ltd. (Canada)†(e)	4.25%	10/25/2022		76,201	80,690,756
Glencore Funding LLC†	4.125%	5/30/2023		54,608	58,758,282
Glencore Funding LLC†	4.125%	3/12/2024		33,576	36,625,213
Glencore Funding LLC†	4.625%	4/29/2024		14,182	15,766,469
Kinross Gold Corp. (Canada)(e)	5.125%	9/1/2021		8,280	8,370,155

278	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND February 28, 2021

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Metals & Minerals: Miscellaneous (continued)
Kinross Gold Corp. (Canada)(e)	5.95%		3/15/2024	$42,404	$48,146,416
MMC Norilsk Nickel OJSC via MMC Finance DAC (Ireland)†(e)	4.10%		4/11/2023	4,300	4,482,174
Novelis Corp.†	5.875%		9/30/2026	1,015	1,058,777
Total					652,730,960

Natural Gas 0.27%
Eastern Energy Gas Holdings LLC	3.60%		12/15/2024	500	547,032
National Fuel Gas Co.	3.75%		3/1/2023	19,522	20,520,041
National Fuel Gas Co.	4.90%		12/1/2021	23,011	23,535,227
National Fuel Gas Co.	5.50%		1/15/2026	90,715	105,092,384
National Fuel Gas Co.	7.395%		3/30/2023	4,000	4,392,958
Total					154,087,642

Oil 3.69%
Afren plc (United Kingdom)†(e)(g)	6.625%		12/9/2020	8,099	–	(h)(i)
Afren plc (United Kingdom)†(e)(g)	10.25%		4/8/2019	11,027	–	(h)(i)
Callon Petroleum Co.	6.25%		4/15/2023	57,095	53,383,825
Cenovus Energy, Inc. (Canada)(e)	5.375%		7/15/2025	56,355	63,843,588
Cimarex Energy Co.	4.375%		6/1/2024	89,352	97,299,587
Continental Resources, Inc.	3.80%		6/1/2024	68,987	70,779,627
Continental Resources, Inc.	4.50%		4/15/2023	14,959	15,383,387
Continental Resources, Inc.	5.00%		9/15/2022	75,272	75,347,272
Diamondback Energy, Inc.	2.875%		12/1/2024	77,130	81,740,507
Diamondback Energy, Inc.	4.75%		5/31/2025	33,669	37,972,855
Diamondback Energy, Inc.	5.375%		5/31/2025	217,010	224,486,724
Eni SpA (Italy)†(e)	4.00%		9/12/2023	29,551	32,005,315
Equinor ASA (Norway)†(e)	7.875%		12/9/2022	7,000	7,857,740
Harvest Operations Corp. (Canada)†(e)	4.20%		6/1/2023	8,450	9,126,618
Helmerich & Payne, Inc.	4.65%		3/15/2025	32,441	36,079,257
Hess Corp.	3.50%		7/15/2024	9,430	10,002,355
Husky Energy, Inc. (Canada)(e)	4.00%		4/15/2024	44,672	47,832,534
Laredo Petroleum, Inc.	9.50%		1/15/2025	38,821	36,952,933
Marathon Petroleum Corp.	5.125%		4/1/2024	8,430	8,538,240
Matador Resources Co.	5.875%		9/15/2026	89,781	87,648,701
MEG Energy Corp. (Canada)†(e)	6.50%		1/15/2025	61,715	63,720,737
Murphy Oil Corp.	6.875%		8/15/2024	59,142	60,103,057
Occidental Petroleum Corp.	1.644% (3 Mo. LIBOR + 1.45%	)#	8/15/2022	114,383	111,849,505

See Notes to Schedule of Investments.	279

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND February 28, 2021

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Oil (continued)
Occidental Petroleum Corp.	2.90%		8/15/2024	$65,681	$64,001,537
Occidental Petroleum Corp.	3.45%		7/15/2024	4,092	4,061,310
Occidental Petroleum Corp.	4.85%		3/15/2021	3,500	3,504,375
Occidental Petroleum Corp.	6.95%		7/1/2024	48,261	53,328,405
OGX Austria GmbH (Brazil)†(e)(g)	8.50%		6/1/2018	31,150	623
PDC Energy, Inc.	6.125%		9/15/2024	841	860,835
Petroleos Mexicanos (Mexico)(e)	3.871% (3 Mo. LIBOR + 3.65%	)#	3/11/2022	23,850	24,103,406
Petroleos Mexicanos (Mexico)(e)	4.25%		1/15/2025	43,247	43,257,812
Petroleos Mexicanos (Mexico)(e)	5.375%		3/13/2022	27,589	28,378,183
Petroleos Mexicanos (Mexico)†(e)	6.875%		10/16/2025	13,845	15,054,845
Precision Drilling Corp. (Canada)(e)	7.75%		12/15/2023	20,835	20,982,408
Reliance Industries Ltd. (India)†(e)	5.40%		2/14/2022	78,805	82,237,628
Sable Permian Resources Finance LLC†(g)	12.00%		10/1/2024	12,494	374,758
Saudi Arabian Oil Co. (Saudi Arabia)†(e)	1.625%		11/24/2025	12,509	12,657,357
Saudi Arabian Oil Co. (Saudi Arabia)†(e)	2.875%		4/16/2024	8,212	8,667,287
Seven Generations Energy Ltd. (Canada)†(e)	5.375%		9/30/2025	53,566	55,811,219
Seven Generations Energy Ltd. (Canada)†(e)	6.75%		5/1/2023	25,287	25,492,457
Seven Generations Energy Ltd. (Canada)†(e)	6.875%		6/30/2023	22,126	22,483,224
SM Energy Co.	6.125%		11/15/2022	49,258	48,734,634
SM Energy Co.†	10.00%		1/15/2025	32,025	36,088,332
Suncor Energy Ventures Corp. (Canada)†(e)	4.50%		4/1/2022	17,525	18,269,533
Suncor Energy Ventures Corp. (Canada)†(e)	9.40%		9/1/2021	3,351	3,461,024
Suncor Energy, Inc. (Canada)(e)	9.25%		10/15/2021	23,372	24,659,242
Tengizchevroil Finance Co. International Ltd. (Kazakhstan)†(e)	2.625%		8/15/2025	48,251	49,474,018
Valero Energy Corp.	1.20%		3/15/2024	38,569	38,928,647
Valero Energy Corp.	2.70%		4/15/2023	41,634	43,425,051
Valero Energy Corp.	2.85%		4/15/2025	44,338	46,813,821
Valero Energy Corp.	3.65%		3/15/2025	14,028	15,209,089
Viper Energy Partners LP†	5.375%		11/1/2027	23,533	24,812,607
WPX Energy, Inc.	5.25%		9/15/2024	34,833	38,795,254
WPX Energy, Inc.	5.25%		10/15/2027	7,559	8,084,426
WPX Energy, Inc.	5.75%		6/1/2026	28,285	29,777,034
Total					2,123,744,745

Oil: Crude Producers 2.28%
Cheniere Corpus Christi Holdings LLC	5.875%		3/31/2025	152,906	176,323,577
Cheniere Corpus Christi Holdings LLC	7.00%		6/30/2024	140,607	163,252,167

280	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND February 28, 2021

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Oil: Crude Producers (continued)
Energy Transfer Operating LP	4.25%		3/15/2023	$44,754	$47,463,493
Energy Transfer Operating LP	5.875%		1/15/2024	104,977	117,947,871
Florida Gas Transmission Co. LLC†	3.875%		7/15/2022	3,629	3,757,548
Kinder Morgan Inc	1.521% (3 Mo. LIBOR + 1.28%	)#	1/15/2023	11,796	12,001,235
Midwest Connector Capital Co. LLC†	3.625%		4/1/2022	39,775	40,291,231
MPLX LP	1.33% (3 Mo. LIBOR + 1.10%	)#	9/9/2022	184,520	184,648,038
MPLX LP	3.50%		12/1/2022	2,009	2,105,512
MPLX LP	4.00%		2/15/2025	7,000	7,677,805
NGPL PipeCo LLC†	4.375%		8/15/2022	98,985	103,090,024
NOVA Gas Transmission Ltd. (Canada)(e)	7.875%		4/1/2023	9,293	10,666,696
ONEOK Partners LP	4.90%		3/15/2025	22,385	25,090,994
ONEOK Partners LP	5.00%		9/15/2023	5,115	5,588,180
ONEOK, Inc.	7.50%		9/1/2023	28,827	33,047,548
Sabine Pass Liquefaction LLC	5.625%		4/15/2023	122,108	133,124,774
Sabine Pass Liquefaction LLC	5.75%		5/15/2024	155,012	176,291,568
Targa Resources Partners LP/Targa Resources Partners Finance Corp.	4.25%		11/15/2023	9,090	9,116,316
TC PipeLines LP	4.65%		6/15/2021	8,636	8,648,626
Texas Eastern Transmission LP†	2.80%		10/15/2022	15,626	16,117,866
Western Midstream Operating LP	2.325% (3 Mo. LIBOR + 1.85%	)#	1/13/2023	38,199	37,615,754
Total					1,313,866,823

Oil: Integrated Domestic 0.04%
Oceaneering International, Inc.	4.65%		11/15/2024	23,125	23,081,640
TechnipFMC plc (United Kingdom)(e)	3.45%		10/1/2022	2,514	2,616,249
Total					25,697,889

Paper & Forest Products 0.00%
Suzano Austria GmbH (Brazil)†(e)	5.75%		7/14/2026	1,525	1,790,525

Real Estate Investment Trusts 1.50%
Brixmor Operating Partnership LP	1.255% (3 Mo. LIBOR + 1.05%	)#	2/1/2022	1,115	1,115,668
Brixmor Operating Partnership LP	3.65%		6/15/2024	39,329	42,603,664
Brixmor Operating Partnership LP	3.85%		2/1/2025	6,000	6,532,988
Country Garden Holdings Co. Ltd. (China)(e)	7.125%		1/27/2022	21,656	22,464,241
Digital Realty Trust LP	4.75%		10/1/2025	12,200	14,024,313

See Notes to Schedule of Investments.	281

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND February 28, 2021

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Real Estate Investment Trusts (continued)
EPR Properties	4.75%	12/15/2026	$8,000	$8,318,743
Equinix, Inc.	1.00%	9/15/2025	18,220	17,994,146
Equinix, Inc.	5.375%	5/15/2027	256,500	277,222,340
ESH Hospitality, Inc.†	5.25%	5/1/2025	32,719	33,401,355
GLP Capital LP/GLP Financing II, Inc.	5.25%	6/1/2025	25,150	28,437,608
HAT Holdings I LLC/HAT Holdings II LLC†	5.25%	7/15/2024	37,835	39,178,521
HAT Holdings I LLC/HAT Holdings II LLC†	6.00%	4/15/2025	12,397	13,032,346
Host Hotels & Resorts LP	3.75%	10/15/2023	3,935	4,180,901
Kennedy-Wilson, Inc.	5.875%	4/1/2024	3,983	4,030,796
Kilroy Realty LP	3.45%	12/15/2024	25,738	27,784,321
Kilroy Realty LP	4.375%	10/1/2025	11,900	13,184,332
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.†	5.25%	3/15/2022	19,574	19,708,571
SITE Centers Corp.	3.625%	2/1/2025	3,460	3,611,029
SL Green Operating Partnership LP	3.25%	10/15/2022	40,098	41,620,657
SL Green Realty Corp.	4.50%	12/1/2022	45,957	48,390,844
VEREIT Operating Partnership LP	4.60%	2/6/2024	75,094	82,631,575
VEREIT Operating Partnership LP	4.625%	11/1/2025	46,797	53,504,409
Vornado Realty LP	3.50%	1/15/2025	5,100	5,418,127
WEA Finance LLC/Westfield UK & Europe Finance plc†	3.75%	9/17/2024	48,489	51,634,247
Weyerhaeuser Co.	8.50%	1/15/2025	4,386	5,581,429
Total				865,607,171

Retail 0.30%
7-Eleven, Inc.†	0.80%	2/10/2024	20,713	20,732,399
Kohl’s Corp.	4.25%	7/17/2025	9,501	10,355,492
L Brands, Inc.†	9.375%	7/1/2025	2,330	2,886,288
PetSmart, Inc.†	7.125%	3/15/2023	27,948	28,033,241
Walgreen Co.	3.10%	9/15/2022	19,077	19,853,320
Walgreens Boots Alliance, Inc.	3.80%	11/18/2024	83,060	91,446,132
Total				173,306,872

Savings & Loan 0.06%
People’s United Financial, Inc.	3.65%	12/6/2022	34,249	35,868,809

Steel 0.26%
CSN Resources SA (Brazil)†(e)	7.625%	2/13/2023	23,771	24,662,650
CSN Resources SA (Brazil)(e)	7.625%	2/13/2023	29,225	30,321,230
POSCO (South Korea)†(e)	2.375%	11/12/2022	27,050	27,765,206

282	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND February 28, 2021

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Steel (continued)
Steel Dynamics, Inc.	5.00%		12/15/2026	$52,197	$55,111,916
U.S. Steel Corp.†	12.00%		6/1/2025	8,920	10,719,164
Total					148,580,166

Technology 0.88%
Baidu, Inc. (China)(e)	3.075%		4/7/2025	7,000	7,422,321
Baidu, Inc. (China)(e)	3.875%		9/29/2023	104,889	112,962,506
Baidu, Inc. (China)(e)	4.375%		5/14/2024	118,484	130,544,922
E*TRADE Financial Corp.	2.95%		8/24/2022	24,782	25,667,643
eBay, Inc.	1.082% (3 Mo. LIBOR + .87%	)#	1/30/2023	9,147	9,259,658
Meituan (China)†(e)	2.125%		10/28/2025	21,199	21,470,599
Netflix, Inc.†	3.625%		6/15/2025	37,758	40,283,066
Netflix, Inc.	4.375%		11/15/2026	8,434	9,477,792
Uber Technologies, Inc.†	7.50%		5/15/2025	36,413	39,191,312
Uber Technologies, Inc.†	8.00%		11/1/2026	49,033	53,064,738
VeriSign, Inc.	4.625%		5/1/2023	16,048	16,178,390
VeriSign, Inc.	5.25%		4/1/2025	10,170	11,384,044
Weibo Corp. (China)(e)	3.50%		7/5/2024	30,417	32,214,193
Total					509,121,184

Telecommunications 0.57%
Altice France SA (France)†(e)	7.375%		5/1/2026	119,408	124,655,982
CommScope, Inc.†	5.50%		3/1/2024	11,644	11,965,549
NTT Finance Corp. (Japan)†(e)(c)	0.583%		3/1/2024	12,353	12,347,778
NTT Finance Corp. (Japan)†(e)(c)	1.162%		4/3/2026	40,840	40,686,649
T-Mobile USA, Inc.	6.00%		4/15/2024	7,598	7,654,985
T-Mobile USA, Inc.	6.50%		1/15/2026	79,524	82,108,530
Vodafone Group plc (United Kingdom)(e)	1.213% (3 Mo. LIBOR + .99%	)#	1/16/2024	50,700	51,599,528
Total					331,019,001

Toys 0.16%
Hasbro, Inc.	3.00%		11/19/2024	33,484	35,915,088
Mattel, Inc.	3.15%		3/15/2023	12,927	13,135,707
Mattel, Inc.†	6.75%		12/31/2025	38,615	40,615,257
Total					89,666,052

See Notes to Schedule of Investments.	283

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND February 28, 2021

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Transportation: Miscellaneous 0.15%
Huntington Ingalls Industries, Inc.	3.844%		5/1/2025	$26,790	$29,554,302
Pelabuhan Indonesia III Persero PT (Indonesia)†(e)	4.50%		5/2/2023	20,485	21,746,159
Rumo Luxembourg S.a.r.l. (Luxembourg)†(e)	5.875%		1/18/2025	12,926	13,559,374
Ryder System, Inc.	3.75%		6/9/2023	8,900	9,533,279
XPO Logistics, Inc.†	6.25%		5/1/2025	12,168	13,084,250
Total					87,477,364

Wholesale 0.01%
Core & Main Holdings LP PIK 9.375%†	8.625%		9/15/2024	2,596	2,643,740
Core & Main LP†	6.125%		8/15/2025	2,779	2,847,016
Total					5,490,756
Total Corporate Bonds (cost $25,227,052,377)					25,824,469,811

FLOATING RATE LOANS(j) 5.49%

Aerospace/Defense 0.42%
Boeing Company The Term Loan	1.467% (3 Mo. LIBOR + 1.25%	)	2/7/2022	240,131	240,190,957

Air Transportation 0.34%
Air Canada 2019 Term Loan (Canada)(e)	1.861% (1 Mo. LIBOR + 1.75%	)	10/6/2023	3,906	3,847,450
American Airlines, Inc. 2017 Incremental Term Loan	2.112% (1 Mo. LIBOR + 2.00%	)	12/15/2023	63,843	60,470,983
American Airlines, Inc. 2018 Term Loan B	1.878% (1 Mo. LIBOR + 1.75%	)	6/27/2025	22,726	20,708,991
American Airlines, Inc. Repriced TL B due 2023	2.115% (1 Mo. LIBOR + 2.00%	)	4/28/2023	70,793	66,732,005
United AirLines, Inc. 2018 Term Loan B	1.873% (1 Mo. LIBOR + 1.75%	)	4/1/2024	42,484	41,601,275
Total					193,360,704

Auto Parts: Original Equipment 0.12%
Tenneco, Inc. 2018 Term Loan B	3.115% (1 Mo. LIBOR + 3.00%	)	10/1/2025	71,865	70,643,607

Automotive 0.08%
Ford Motor Company Unsecured Term Loan	1.87% (1 Mo. LIBOR + 1.75%	)	12/31/2022	45,319	44,185,773

284	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND February 28, 2021

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Beverages 0.05%
Keurig Dr Pepper, Inc. Term Loan	1.138% (1 Mo. LIBOR + 0.95%	)	2/8/2023	$31,594	$31,524,841

Business Services 0.17%
Nutrition & Biosciences, Inc. 3 Year Delayed Draw Term Loan	2.313% (3 Mo. LIBOR + 2.13%	)	1/17/2023	36,437	36,413,886	(k)
Nutrition & Biosciences, Inc. 5 Year Delayed Draw Term Loan	2.313% (3 Mo. LIBOR + 2.13%	)	1/17/2025	64,282	64,241,743
Total					100,655,629

Chemicals 0.10%
LyondellBasell Industries N.V. Delayed Draw Term Loan A (Netherlands)(e)	1.365% (1 Mo. LIBOR + 1.25%	)	3/29/2022	58,734	57,853,406	(k)

Computer Hardware 0.09%
Dell International LLC 2021 Term Loan B	2.00% (1 Mo. LIBOR + 1.75%	)	9/19/2025	20,992	21,086,361
Dell International LLC Term Loan A6	1.87% (1 Mo. LIBOR + 1.75%	)	3/13/2024	25,870	25,911,974
Science Applications International Corporation 2020 Incremental Term Loan B	2.365% (1 Mo. LIBOR + 2.25%	)	3/12/2027	5,984	6,008,325
Total					53,006,660

Computer Software 0.14%
IQVIA, Inc. 2020 Term Loan A2	2.75% (3 Mo. LIBOR + 1.75%	)	6/13/2023	81,431	81,380,010

Containers 0.07%
BWAY Holding Company 2017 Term Loan B	3.407% - 3.44% (1 Mo. LIBOR + 3.25% (3 Mo. LIBOR + 3.25%	) )	4/3/2024	40,295	39,734,982

Drugs 0.25%
Change Healthcare Holdings LLC 2017 Term Loan B	3.50% (1 Mo. LIBOR + 2.50%	)	3/1/2024	63,317	63,456,824
NVA Holdings, Inc. 2019 Term Loan A3	2.375% (1 Mo. LIBOR + 2.25%	)	2/20/2023	60,749	60,141,637	(k)

See Notes to Schedule of Investments.	285

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND February 28, 2021

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Drugs (continued)
NVA Holdings, Inc. 2020 Term Loan A5	2.625% (1 Mo. LIBOR + 2.50%	)	2/19/2025	$18,301	$18,026,298	(k)
Total					141,624,759

Electrical Equipment 0.03%
Analog Devices, Inc. 2019 Term Loan	1.118% (1 Mo. LIBOR + 1.00%	)	3/10/2022	2,780	2,766,100	(k)
Marvell Technology Group Ltd. 2018 Term Loan A	1.505% (1 Mo. LIBOR + 1.38%	)	6/4/2021	15,214	15,251,811	(k)
Total					18,017,911

Electronics 0.03%
Vontier Corporation Delayed Draw Term Loan A(m)	–	(l)	9/29/2022	19,500	19,500,000	(k)

Entertainment 0.26%
Scientific Games International, Inc. 2018 Term Loan B5	2.865% (1 Mo. LIBOR + 2.75%	)	8/14/2024	99,665	98,232,491
Stars Group Holdings B.V. (The) 2018 USD Incremental Term Loan (Netherlands)(e)	3.754% (3 Mo. LIBOR + 3.50%	)	7/10/2025	48,445	48,690,573
Total					146,923,064

Environmental Services 0.01%
Stericycle, Inc. 2017 Term Loan	1.738% - 1.87% (1 Mo. LIBOR + 1.625% (1 Mo. LIBOR + 1.75%	) )	11/17/2022	3,960	3,920,675	(k)

Financial Services 0.04%
Delos Finance S.a.r.l. 2018 Term Loan B (Luxembourg)(e)	2.004% (3 Mo. LIBOR + 1.75%	)	10/6/2023	25,647	25,679,205

Food 0.11%
US Foods, Inc. 2016 Term Loan B	1.865% (1 Mo. LIBOR + 1.75%	)	6/27/2023	61,888	61,481,625

Government 0.06%
Seminole Tribe of Florida 2018 Term Loan B	1.865% (1 Mo. LIBOR + 1.75%	)	7/8/2024	34,983	35,026,629

Healthcare 0.13%
MPH Acquisition Holdings LLC 2016 Term Loan B	3.75% (3 Mo. LIBOR + 2.75%	)	6/7/2023	73,621	73,641,613

286	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND February 28, 2021

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Insurance 0.11%
Asurion LLC 2018 Term Loan B6	3.115% (1 Mo. LIBOR + 3.00%	)	11/3/2023	$62,205	$62,172,948

Leisure 0.06%
Carnival Corporation USD Term Loan B (Panama)(e)	8.50% (1 Mo. LIBOR + 7.50%	)	6/30/2025	27,333	28,414,670
Hayward Industries, Inc. 1st Lien Term Loan	–	(l)	8/5/2024	3,391	3,397,961
Total					31,812,631

Lodging 0.22%
Boyd Gaming Corporation Term Loan B3	2.34% (1 Wk. LIBOR + 2.25%	)	9/15/2023	27,762	27,768,938
Caesars Resort Collection, LLC 2017 1st Lien Term Loan B	2.865% (1 Mo. LIBOR + 2.75%	)	12/23/2024	23,133	22,970,064
Hilton Grand Vacations Borrower LLC Term Loan	3.75% (1 Mo. LIBOR + 3.50%	)	11/28/2023	9,763	9,561,148	(k)
Resorts World Las Vegas LLC Term Loan A	1.62% (1 Mo. LIBOR + 1.50%	)	4/16/2024	70,000	67,900,000	(k)
Total					128,200,150

Media 0.42%
Charter Communications Operating, LLC 2017 Term Loan A2	1.62% (1 Mo. LIBOR + 1.50%	)	3/31/2023	88,482	88,371,744	(k)
Nielsen Finance LLC USD Term Loan B4	2.119% (1 Mo. LIBOR + 2.00%	)	10/4/2023	136,427	136,491,954
Univision Communications, Inc. 2020 Replacement Term Loan	4.75% (1 Mo. LIBOR + 3.75%	)	3/15/2026	8,584	8,641,218
Univision Communications, Inc. Term Loan C5	3.75% (1 Mo. LIBOR + 2.75%	)	3/15/2024	9,013	9,014,587
Total					242,519,503

Metal Fabricating 0.00%
Alloy Finco Limited USD Holdco Term Loan PIK 13.50% (Jersey)(e)	0.50%		3/6/2025	36	21,105

Miscellaneous 0.06%
Reynolds Group Holdings Inc. USD 2017 Term Loan	2.865% (1 Mo. LIBOR + 2.75%	)	2/5/2023	33,948	33,910,810

See Notes to Schedule of Investments.	287

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND February 28, 2021

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Miscellaneous (continued)
UTEX Industries, Inc. 2020 First Out Exit Term Loan A	8.50% (1 Mo. LIBOR + 7.00%	)	11/1/2024	$817	$823,894
UTEX Industries, Inc. 2020 Second Out Term Loan	11.00% (1 Mo. LIBOR + 9.50%	)	12/3/2025	513	473,444
Total					35,208,148

Oil: Crude Producers 0.18%
Energy Transfer Operating, LP Term Loan	1.115% (1 Mo. LIBOR + 1.00%	)	10/17/2022	103,000	102,613,750	(k)

Real Estate Investment Trusts 0.52%
Crown Castle International Corporation 2016 Term Loan A	1.24% (1 Mo. LIBOR + 1.13%	)	6/21/2024	41,270	41,149,985
Invitation Homes Operating Partnership LP 2020 Term Loan A	1.674% (1 Mo. LIBOR + 1.55%	)	1/31/2025	250,806	247,984,617
SL Green Realty Corp. Term Loan A	1.215% (3 Mo. LIBOR + 1.10%	)	3/31/2023	12,677	12,549,929	(k)
Total					301,684,531

Retail 0.62%
Bloomin’ Brands, Inc. 2017 Term Loan A	2.865% (1 Wk. LIBOR + 2.75% (1 Mo. LIBOR + 2.75%	) )	11/30/2022	9,208	9,024,166	(k)
CWGS Group, LLC 2016 Term Loan	3.50% (1 Mo. LIBOR + 2.75%	)	11/8/2023	56,444	56,486,559
Hillman Group, Inc. (The) 2018 Term Loan B	4.115% (1 Mo. LIBOR + 4.00%	)	5/31/2025	33,125	33,176,372
Panera Bread Company Term Loan A	2.375% (1 Mo. LIBOR + 2.25%	)	7/18/2022	134,487	132,469,240	(k)
Petco Animal Supplies, Inc. 2017 Term Loan B	4.25% (3 Mo. LIBOR + 3.25%	)	1/26/2023	126,625	126,723,341
Total					357,879,678

Technology 0.52%
Comcast Hulu Holdings, LLC Term Loan A	0.99% (1 Mo. LIBOR + 0.875%	)	3/15/2024	276,174	274,793,324	(k)
Uber Technologies, Inc. 2021 Term Loan B	3.688% (3 Mo. LIBOR + 3.50%	)	2/16/2027	26,552	26,634,703
Total					301,428,027

288	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND February 28, 2021

Investments	Interest Rate		Maturity Date		Principal Amount (000)	Fair Value
Telecommunications 0.23%
CenturyLink, Inc. 2020 Term Loan A	2.115% (1 Mo. LIBOR + 2.00%	)	1/31/2025		$105,181	$104,747,126
Colorado Buyer, Inc. 2nd Lien Term Loan	–	(l)	5/1/2025		26,381	26,335,152
Total						131,082,278

Wholesale 0.05%
Core & Main LP 2017 Term Loan B	3.75% (3 Mo. LIBOR + 2.75%	)	8/1/2024		28,383	28,411,019
Total Floating Rate Loans (cost $3,169,400,435)						3,161,385,818

FOREIGN GOVERNMENT OBLIGATIONS 0.94%

Egypt 0.11%
Republic of Egypt(e)	6.125%		1/31/2022		12,921	13,268,510
Republic of Egypt†(e)	6.125%		1/31/2022		50,329	51,682,599
Total						64,951,109

Indonesia 0.15%
Perusahaan Penerbit SBSN†(e)	3.75%		3/1/2023		13,995	14,811,678
Perusahaan Penerbit SBSN†(e)	4.325%		5/28/2025		17,807	19,893,802
Perusahaan Penerbit SBSN†(e)	4.55%		3/29/2026		9,000	10,217,790
Republic of Indonesia†(e)	3.75%		4/25/2022		12,100	12,524,818
Republic of Indonesia(e)	4.45%		2/11/2024		25,000	27,420,596
Total						84,868,684

Japan 0.25%
Japan Treasury Discount Bill(d)	Zero Coupon		3/15/2021	JPY	15,600,000	146,353,942

Kenya 0.17%
Republic of Kenya†(e)	6.875%		6/24/2024		$88,429	98,332,606

Malaysia 0.10%
Morocco Government International Bond†(e)	4.25%		12/11/2022		56,258	59,277,929

Romania 0.06%
Republic of Romania†(e)	4.875%		1/22/2024		30,504	34,043,257

Senegal 0.03%
Republic of Senegal†(e)	8.75%		5/13/2021		17,420	17,637,402

See Notes to Schedule of Investments.	289

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND February 28, 2021

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
South Korea 0.07%
Export-Import Bank of Korea(e)	0.776% (3 Mo. LIBOR + .53%	)#	6/25/2022	$12,500	$12,560,402
Korea National Oil Corp.†(e)	2.875%		3/27/2022	25,000	25,659,330
Total					38,219,732
Total Foreign Government Obligations (cost $537,037,375)					543,684,661

GOVERNMENT SPONSORED ENTERPRISES COLLATERALIZED MORTGAGE OBLIGATIONS 0.13%
Federal Home Loan Mortgage Corp. K061 X1 IO	0.176%	#(n)	11/25/2026	564,572	5,798,157
Federal Home Loan Mortgage Corp. K722 X1 IO	1.307%	#(n)	3/25/2023	187,801	3,674,569
Government National Mortgage Assoc. 2013-171 IO	0.844%	#(n)	6/16/2054	15,537	602,424
Government National Mortgage Assoc. 2013-193 IO	0.445%	#(n)	1/16/2055	9,620	844,285
Government National Mortgage Assoc. 2014-112 A	3.00%	#(n)	1/16/2048	10,757	11,322,997
Government National Mortgage Assoc. 2014-15 IO	0.403%	#(n)	8/16/2054	10,332	347,101
Government National Mortgage Assoc. 2014-186 AP	2.80%		4/16/2050	15,896	16,571,280
Government National Mortgage Assoc. 2014-64 IO	1.024%	#(n)	12/16/2054	17,881	711,542
Government National Mortgage Assoc. 2014-78 IO	0.086%	#(n)	3/16/2056	18,230	250,100
Government National Mortgage Assoc. 2015-19 AD	2.90%		10/16/2055	7,198	7,389,235
Government National Mortgage Assoc. 2015-41 AD	2.90%	#(n)	8/16/2055	4,358	4,450,587
Government National Mortgage Assoc. 2015-48 AS	2.90%	#(n)	2/16/2049	10,289	10,735,588
Government National Mortgage Assoc. 2017-74 AS	2.60%		10/16/2057	11,631	12,091,402
Total Government Sponsored Enterprises Collateralized Mortgage Obligations (cost $77,187,912)					74,789,267

GOVERNMENT SPONSORED ENTERPRISES PASS-THROUGHS 0.38%
Federal Home Loan Mortgage Corp.	2.14% (12 Mo. LIBOR + 1.64%	)#	11/1/2043	1,067	1,105,622
Federal Home Loan Mortgage Corp.	2.364% (12 Mo. LIBOR + 1.90%	)#	12/1/2040	794	840,286

290	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND February 28, 2021

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
GOVERNMENT SPONSORED ENTERPRISES PASS-THROUGHS (continued)
Federal Home Loan Mortgage Corp.	2.386% (12 Mo. LIBOR + 1.96%	)#	2/1/2037	$3,648	$3,893,248
Federal Home Loan Mortgage Corp.	2.431% (12 Mo. LIBOR + 1.88%	)#	9/1/2035	2,410	2,556,210
Federal Home Loan Mortgage Corp.	2.453% (12 Mo. LIBOR + 1.89%	)#	12/1/2040	3,537	3,744,634
Federal Home Loan Mortgage Corp.	2.454% (12 Mo. LIBOR + 1.79%	)#	5/1/2036	2,783	2,949,202
Federal Home Loan Mortgage Corp.	2.456% (12 Mo. LIBOR + 1.78%	)#	10/1/2038	3,124	3,316,670
Federal Home Loan Mortgage Corp.	2.498% (12 Mo. LIBOR + 1.78%	)#	12/1/2036	7,872	8,343,551
Federal Home Loan Mortgage Corp.	2.632% (12 Mo. LIBOR + 1.81%	)#	6/1/2041	2,151	2,285,710
Federal Home Loan Mortgage Corp.	2.702% (12 Mo. LIBOR + 1.72%	)#	4/1/2037	4,864	5,159,173
Federal Home Loan Mortgage Corp.	2.824% (12 Mo. LIBOR + 1.93%	)#	9/1/2036	7,764	8,256,831
Federal Home Loan Mortgage Corp.	2.834% (12 Mo. LIBOR + 1.76%	)#	5/1/2037	2,387	2,536,270
Federal Home Loan Mortgage Corp.	2.837% (1 Yr Treasury CMT + 2.50%	)#	12/1/2035	3,991	4,298,402
Federal Home Loan Mortgage Corp.	2.953% (12 Mo. LIBOR + 1.66%	)#	2/1/2038	2,850	3,016,542
Federal Home Loan Mortgage Corp.	3.252% (12 Mo. LIBOR + 1.84%	)#	6/1/2042	5,734	6,051,612
Federal National Mortgage Assoc.	1.922% (12 Mo. LIBOR + 1.48%	)#	12/1/2035	7,794	8,178,089
Federal National Mortgage Assoc.	2.028% (12 Mo. LIBOR + 1.51%	)#	2/1/2036	3,410	3,584,241
Federal National Mortgage Assoc.	2.214% (12 Mo. LIBOR + 1.80%	)#	1/1/2041	2,136	2,242,638	(b)
Federal National Mortgage Assoc.	2.275% (12 Mo. LIBOR + 1.54%	)#	11/1/2036	1,147	1,202,107
Federal National Mortgage Assoc.	2.285% (12 Mo. LIBOR + 1.79%	)#	1/1/2041	7,034	7,421,412
Federal National Mortgage Assoc.	2.295% (12 Mo. LIBOR + 1.51%	)#	10/1/2035	5,260	5,527,661
Federal National Mortgage Assoc.	2.304% (12 Mo. LIBOR + 1.81%	)#	12/1/2040	2,310	2,439,690
Federal National Mortgage Assoc.	2.332% (12 Mo. LIBOR + 1.15%	)#	6/1/2038	1,509	1,566,295

See Notes to Schedule of Investments.	291

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND February 28, 2021

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
GOVERNMENT SPONSORED ENTERPRISES PASS-THROUGHS (continued)
Federal National Mortgage Assoc.	2.345% (12 Mo. LIBOR + 1.80%	)#	12/1/2040	$4,062	$4,282,139
Federal National Mortgage Assoc.	2.382% (12 Mo. LIBOR + 1.80%	)#	10/1/2040	1,090	1,150,559
Federal National Mortgage Assoc.	2.417% (12 Mo. LIBOR + 1.52%	)#	3/1/2039	3,257	3,427,750
Federal National Mortgage Assoc.	2.427% (12 Mo. LIBOR + 1.80%	)#	11/1/2040	7,129	7,530,241
Federal National Mortgage Assoc.	2.448%	#	8/1/2034 - 3/1/2038	8,079	8,508,444
Federal National Mortgage Assoc.	2.478% (12 Mo. LIBOR + 1.66%	)#	12/1/2036	2,887	3,047,587
Federal National Mortgage Assoc.	2.483% (12 Mo. LIBOR + 1.61%	)#	4/1/2038	4,263	4,501,829
Federal National Mortgage Assoc.	2.497% (12 Mo. LIBOR + 1.82%	)#	4/1/2040	1,506	1,592,099
Federal National Mortgage Assoc.	2.528% (12 Mo. LIBOR + 1.57%	)#	3/1/2038	3,943	4,160,186
Federal National Mortgage Assoc.	2.53% (12 Mo. LIBOR + 1.61%	)#	8/1/2037	4,681	4,925,252
Federal National Mortgage Assoc.	2.549% (12 Mo. LIBOR + 1.61%	)#	1/1/2038	1,981	2,089,772
Federal National Mortgage Assoc.	2.604%	#	9/1/2038 - 7/1/2040	4,259	4,498,526
Federal National Mortgage Assoc.	2.622% (12 Mo. LIBOR + 1.65%	)#	8/1/2038	1,546	1,633,266
Federal National Mortgage Assoc.	2.626% (1 Yr Treasury CMT + 2.20%	)#	1/1/2038	2,034	2,171,711
Federal National Mortgage Assoc.	2.659% (12 Mo. LIBOR + 1.76%	)#	11/1/2038	4,454	4,717,216
Federal National Mortgage Assoc.	2.669% (12 Mo. LIBOR + 1.60%	)#	12/1/2045	8,801	9,228,948
Federal National Mortgage Assoc.	2.706% (12 Mo. LIBOR + 1.60%	)#	12/1/2045	6,342	6,650,809
Federal National Mortgage Assoc.	2.77% (12 Mo. LIBOR + 1.79%	)#	3/1/2042	4,419	4,637,311
Federal National Mortgage Assoc.	2.785% (12 Mo. LIBOR + 1.60%	)#	10/1/2045	8,255	8,650,632
Federal National Mortgage Assoc.	2.797% (12 Mo. LIBOR + 1.73%	)#	10/1/2036	3,602	3,813,527
Federal National Mortgage Assoc.	2.823% (12 Mo. LIBOR + 1.65%	)#	9/1/2036	2,616	2,754,876

292	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND February 28, 2021

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
GOVERNMENT SPONSORED ENTERPRISES PASS-THROUGHS (continued)
Federal National Mortgage Assoc.	2.835% (12 Mo. LIBOR + 1.81%	)#	8/1/2041	$2,836	$2,997,195
Federal National Mortgage Assoc.	2.843% (12 Mo. LIBOR + 1.78%	)#	10/1/2036	2,937	3,118,767
Federal National Mortgage Assoc.	2.942% (12 Mo. LIBOR + 1.75%	)#	5/1/2042	10,897	11,448,212
Federal National Mortgage Assoc.	2.957% (12 Mo. LIBOR + 1.72%	)#	6/1/2042	5,206	5,467,414
Federal National Mortgage Assoc.	3.342% (12 Mo. LIBOR + 1.88%	)#	12/1/2038	2,193	2,341,383
Federal National Mortgage Assoc.	3.684% (12 Mo. LIBOR + 1.82%	)#	1/1/2042	6,607	6,889,552
Total Government Sponsored Enterprises Pass-Throughs (cost $214,465,068)					216,751,299

MUNICIPAL BONDS 0.10%

Miscellaneous
IL State GO	6.20%		7/1/2021	58	58,834
State of Illinois	4.95%		6/1/2023	52,011	54,026,020
State of Illinois	6.125%		7/1/2021	4,518	4,581,332
Total Municipal Bonds (cost $57,753,948)					58,666,186

NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES 15.34%
1211 Avenue of the Americas Trust 2015-1211 XA IO†	0.242%	#(n)	8/10/2035	214,200	2,428,193
AD Mortgage Trust 2017-330M A†	3.294%	#(n)	8/15/2034	3,560	3,730,681
Angel Oak Mortgage Trust 2020-1 A1†	2.466%	#(n)	12/25/2059	22,824	23,141,174
Angel Oak Mortgage Trust 2020-6 A1†	1.261%	#(n)	5/25/2065	32,268	32,532,336
AOA Mortgage Trust 2015-1177 A†	2.957%		12/13/2029	24,596	24,819,241
AREIT Trust 2018-CRE2 A†	1.086% (1 Mo. LIBOR + 0.98%	)#	11/14/2035	22,381	22,424,225
Atrium Hotel Portfolio Trust 2017-ATRM A†	1.042% (1 Mo. LIBOR + .93%	)#	12/15/2036	19,170	19,202,602
Atrium Hotel Portfolio Trust 2017-ATRM B†	1.612% (1 Mo. LIBOR + 1.50%	)#	12/15/2036	31,196	30,839,049
Atrium Hotel Portfolio Trust 2018-ATRM B†	1.542% (1 Mo. LIBOR + 1.43%	)#	6/15/2035	28,355	28,315,496

See Notes to Schedule of Investments.	293

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND February 28, 2021

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Atrium Hotel Portfolio Trust 2018-ATRM C†	1.762% (1 Mo. LIBOR + 1.65%	)#	6/15/2035	$9,012	$8,857,411
BAMLL Commercial Mortgage Securities Trust 2019-AHT B†	1.712% (1 Mo. LIBOR + 1.60%	)#	3/15/2034	10,221	10,175,398
BAMLL Trust 2011-FSHN A†	4.42%		7/11/2033	34,912	34,972,202
Banc of America Commercial Mortgage Trust 2016-UB10 XA IO	1.873%	#(n)	7/15/2049	77,808	5,212,685
Bancorp Commercial Mortgage Trust 2019-CRE5 A†	1.112% (1 Mo. LIBOR + 1.00%	)#	3/15/2036	18,924	18,934,595
Bancorp Commercial Mortgage Trust 2019-CRE6 A†	1.162% (1 Mo. LIBOR + 1.05%	)#	9/15/2036	21,253	21,281,778
BB-UBS Trust 2012-SHOW A†	3.43%		11/5/2036	39,264	41,295,001
BB-UBS Trust 2012-TFT A†	2.892%		6/5/2030	71,213	70,628,911
BB-UBS Trust 2012-TFT B†	3.468%	#(n)	6/5/2030	7,850	6,119,802
BB-UBS Trust 2012-TFT C†	3.468%	#(n)	6/5/2030	14,354	9,444,820
BBCMS Mortgage Trust 2018-TALL A†	0.834% (1 Mo. LIBOR + .72%	)#	3/15/2037	35,484	35,506,603
BBCMS Mortgage Trust 2018-TALL E†	2.549% (1 Mo. LIBOR + 2.44%	)#	3/15/2037	36,419	34,967,666
BBCMS Mortgage Trust 2019-BWAY A†	1.068% (1 Mo. LIBOR + .96%	)#	11/15/2034	58,210	58,084,505
BBCMS Mortgage Trust 2019-BWAY B†	1.422% (1 Mo. LIBOR + 1.31%	)#	11/15/2034	26,273	26,113,628
BBCMS Mortgage Trust 2019-BWAY C†	1.722% (1 Mo. LIBOR + 1.61%	)#	11/15/2034	10,000	9,851,197
BBCMS Mortgage Trust 2020-C7	2.044%		4/15/2053	13,250	13,671,851
BBCMS Trust 2013-TYSN C†	3.821%		9/5/2032	5,475	5,439,893
BBCMS Trust 2015-MSQ A†	3.593%		9/15/2032	19,174	19,827,448
BBCMS Trust 2015-VFM A1†	2.466%		3/10/2036	21,679	21,438,394
BBCMS Trust 2018-BXH A†	1.112% (1 Mo. LIBOR + 1.00%	)#	10/15/2037	12,519	12,554,601
Benchmark Mortgage Trust 2018-B3 A3	3.746%		4/10/2051	5,000	5,398,454
Benchmark Mortgage Trust 2021 B23 A2	1.62%		2/15/2054	28,550	29,122,793
BHP Trust 2019-BXHP A†	1.087% (1 Mo. LIBOR + .98%	)#	8/15/2036	75,429	75,545,133
BHP Trust 2019-BXHP B†	1.435% (1 Mo. LIBOR + 1.32%	)#	8/15/2036	8,168	8,182,553

294	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND February 28, 2021

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
BWAY Mortgage Trust 2013-1515 A1†	2.809%		3/10/2033	$6,616	$6,894,511
BWAY Mortgage Trust 2013-1515 XB IO†	0.403%	#(n)	3/10/2033	103,040	1,603,436
BWAY Mortgage Trust 2015-1740 A†	2.917%		1/10/2035	9,488	9,630,768
BX 2021-MFM1 A†	0.812% (1 Mo. LIBOR + .70%	)#	1/15/2034	11,340	11,419,187
BX Commercial Mortgage Trust 2018-BIOA A†	0.783% (1 Mo. LIBOR + .67%	)#	3/15/2037	72,248	72,469,845
BX Commercial Mortgage Trust 2019-XL A†	1.032% (1 Mo. LIBOR + .92%	)#	10/15/2036	205,644	206,325,417
BX Commercial Mortgage Trust 2019-XL B†	1.192% (1 Mo. LIBOR + 1.08%	)#	10/15/2036	12,151	12,179,764
BX Trust 2017-SLCT D†	2.162% (1 Mo. LIBOR + 2.05%	)#	7/15/2034	51,674	51,757,524
BX Trust 2018-BILT A†	0.912% (1 Mo. LIBOR + .80%	)#	5/15/2030	31,628	31,726,515
BX Trust 2019-OC11 XA IO†	0.742%	#(n)	12/9/2041	561,200	31,706,790
BX Trust 2019-RP B†	1.607% (1 Mo. LIBOR + 1.50%	)#	6/15/2034	21,850	20,729,702
BXP Trust 2017-CQHP A†	0.962% (1 Mo. LIBOR + .85%	)#	11/15/2034	41,359	40,862,336
Cantor Commercial Real Estate Lending 2019-CF1 65A†	4.411%	#(n)	5/15/2052	5,498	5,749,956	(b)
CF Trust 2019-BOSS A1†	4.75% (1 Mo. LIBOR + 3.25%	)#	12/15/2021	63,488	57,040,454	(b)
CF Trust 2019-MF1 A†	2.05% (1 Mo. LIBOR + 1.05%	)#	8/21/2032	32,351	32,714,379
CF Trust 2019-MF1 B†	2.35% (1 Mo. LIBOR + 1.35%	)#	8/21/2032	9,204	9,229,219
CF Trust 2019-MF1 C†	2.65% (1 Mo. LIBOR + 1.65%	)#	8/21/2032	12,746	12,708,527
CFCRE Commercial Mortgage Trust 2011-C2 AJ†	5.74%	#(n)	12/15/2047	8,307	8,436,614
CFCRE Commercial Mortgage Trust 2016-C4 A4	3.283%		5/10/2058	18,100	19,830,898
CFCRE Commercial Mortgage Trust 2016-C4 XA IO	1.668%	#(n)	5/10/2058	65,229	4,449,937
CFCRE Commercial Mortgage Trust 2016-C6 XA IO	1.118%	#(n)	11/10/2049	153,126	7,907,236

See Notes to Schedule of Investments.	295

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND February 28, 2021

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
CFCRE Commercial Mortgage Trust 2016-C7 XA IO	0.711%	#(n)	12/10/2054	$144,148	$5,120,606
CFCRE Commercial Mortgage Trust 2018-TAN A†	4.236%		2/15/2033	9,907	10,344,378
CHT Mortgage Trust 2017-CSMO A†	1.042% (1 Mo. LIBOR + .93%	)#	11/15/2036	24,230	24,288,816
Citigroup Commercial Mortgage Trust 2012-GC8 XB IO†	0.174%	#(n)	9/10/2045	207,654	516,995
Citigroup Commercial Mortgage Trust 2013-375P A IO	0.366%	#(n)	6/10/2048	238,354	3,401,437
Citigroup Commercial Mortgage Trust 2013-GC11 XA IO	1.365%	#(n)	4/10/2046	345,738	7,888,020
Citigroup Commercial Mortgage Trust 2014-GC19 A3	3.753%		3/10/2047	4,573	4,940,884
Citigroup Commercial Mortgage Trust 2014-GC21 XA IO	1.161%	#(n)	5/10/2047	175,858	5,572,750
Citigroup Commercial Mortgage Trust 2014-GC23 XB IO	0.212%	#(n)	7/10/2047	120,131	892,934
Citigroup Commercial Mortgage Trust 2015-GC27 AAB	2.944%		2/10/2048	7,137	7,438,468
Citigroup Commercial Mortgage Trust 2015-GC27 XA IO	1.337%	#(n)	2/10/2048	112,536	4,873,493
Citigroup Commercial Mortgage Trust 2015-GC35 XA IO	0.778%	#(n)	11/10/2048	162,022	4,500,431
Citigroup Commercial Mortgage Trust 2016-GC36	3.616%		2/10/2049	16,900	18,732,673
Citigroup Commercial Mortgage Trust 2016-GC36 XA IO	1.221%	#(n)	2/10/2049	95,107	4,730,538
Citigroup Commercial Mortgage Trust 2016-GC37	3.314%		4/10/2049	46,275	50,659,667
Citigroup Commercial Mortgage Trust 2016-GC37 XA IO	1.698%	#(n)	4/10/2049	61,655	4,282,966
Citigroup Commercial Mortgage Trust 2018-B2 A2	3.788%		3/10/2051	5,605	5,879,806
Citigroup Mortgage Loan Trust 2013-2 5A1†	0.288%	#(n)	7/25/2036	190	190,346
COMM Mortgage Trust 2015-LC21 A4	3.708%		7/10/2048	18,173	20,081,681
COMM Mortgage Trust 2014-CCRE21 A3	3.528%		12/10/2047	4,571	4,927,166
COMM Mortgage Trust 2014-UBS3 A3	3.546%		6/10/2047	5,798	6,221,988
COMM Mortgage Trust 2015-DC1 A5	3.35%		2/10/2048	33,734	36,609,135
COMM Mortgage Trust 2020-SBX A†	1.67%		1/10/2038	20,927	21,147,001

296	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND February 28, 2021

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Commercial Mortgage Pass-Through Certificates 2010-C1 C†	5.457%	#(n)	7/10/2046	$3,891	$3,951,256
Commercial Mortgage Pass-Through Certificates 2010-C1 D†	5.592%	#(n)	7/10/2046	12,446	12,706,294
Commercial Mortgage Pass-Through Certificates 2012-CR3 AM†	3.416%		10/15/2045	7,449	7,578,279
Commercial Mortgage Pass-Through Certificates 2012-CR4 XA IO	1.695%	#(n)	10/15/2045	202,788	4,376,908
Commercial Mortgage Pass-Through Certificates 2012-CR5 AM†	3.223%		12/10/2045	22,028	22,845,929
Commercial Mortgage Pass-Through Certificates 2012-LC4 XA IO†	2.096%	#(n)	12/10/2044	59,476	559,874
Commercial Mortgage Pass-Through Certificates 2012-LTRT A1†	2.15%		10/5/2030	8,980	8,853,760
Commercial Mortgage Pass-Through Certificates 2013-CR12 A3	3.765%		10/10/2046	16,558	17,517,089
Commercial Mortgage Pass-Through Certificates 2013-CR6 A4	3.101%		3/10/2046	4,850	5,023,055
Commercial Mortgage Pass-Through Certificates 2013-CR7 XA IO	1.206%	#(n)	3/10/2046	133,709	2,721,599
Commercial Mortgage Pass-Through Certificates 2013-CR8 XA IO	0.40%	#(n)	6/10/2046	416,623	3,088,760
Commercial Mortgage Pass-Through Certificates 2013-GAM A2†	3.367%		2/10/2028	14,517	14,404,467
Commercial Mortgage Pass-Through Certificates 2013-SFS A1†	1.873%		4/12/2035	9,694	9,742,301
Commercial Mortgage Pass-Through Certificates 2013-WWP XB IO†	0.256%	#(n)	3/10/2031	265,903	1,452,921
Commercial Mortgage Pass-Through Certificates 2014-CR17 A5	3.977%		5/10/2047	7,751	8,494,606
Commercial Mortgage Pass-Through Certificates 2014-CR19 A4	3.532%		8/10/2047	14,437	15,563,855
Commercial Mortgage Pass-Through Certificates 2014-CR19 A5	3.796%		8/10/2047	10,150	11,136,764
Commercial Mortgage Pass-Through Certificates 2014-CR19 XA IO	0.971%	#(n)	8/10/2047	76,855	2,060,881
Commercial Mortgage Pass-Through Certificates 2014-CR21 XA IO	0.858%	#(n)	12/10/2047	103,629	2,821,959
Commercial Mortgage Pass-Through Certificates 2014-FL5 B†	1.513% (1 Mo. LIBOR + 2.15%	)#	10/15/2031	267	263,610

See Notes to Schedule of Investments.	297

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND February 28, 2021

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Commercial Mortgage Pass-Through Certificates 2014-LC15 A3 IO†	0.471%	#(n)	7/10/2050	$146,763	$2,096,258
Commercial Mortgage Pass-Through Certificates 2014-LC17 XA IO	0.722%	#(n)	10/10/2047	106,497	2,216,812
Commercial Mortgage Pass-Through Certificates 2014-UBS3 A4	3.819%		6/10/2047	13,342	14,574,166
Commercial Mortgage Pass-Through Certificates 2014-UBS5 A4	3.838%		9/10/2047	19,190	21,062,161
Commercial Mortgage Pass-Through Certificates 2014-UBS5 XA IO	0.857%	#(n)	9/10/2047	198,300	4,767,664
Commercial Mortgage Pass-Through Certificates 2014-UBS6 A5	3.644%		12/10/2047	16,942	18,577,084
Commercial Mortgage Pass-Through Certificates 2015-PC1 A5	3.902%		7/10/2050	55,635	61,798,757
Commercial Mortgage Pass-Through Certificates 2016-DC2 ASB	3.55%		2/10/2049	5,188	5,538,315
Commercial Mortgage Pass-Through Certificates 2016-GCT C IO	1.384%	#(n)	8/10/2049	107,443	6,541,320
Credit Suisse Commercial Mortgage Securities Corp. 2019-SKLZ A†	1.362% (1 Mo. LIBOR + 1.25%	)#	1/15/2034	8,300	8,316,792
Credit Suisse Commercial Mortgage Securities Corp. 2019-SKLZ A IO†	0.54%	#(n)	9/15/2037	113,022	2,163,223
Credit Suisse Commercial Mortgage Securities Corp. 2019-SKLZ B†	2.012% (1 Mo. LIBOR + 1.90%	)#	1/15/2034	33,700	33,379,297
Credit Suisse Commercial Mortgage Securities Corp. 2019-SKLZ C†	2.862% (1 Mo. LIBOR + 2.75%	)#	1/15/2034	21,900	21,687,929
Credit Suisse Mortgage Capital Certificates 2011-2R 4A1†	0.258% (1 Mo. LIBOR + .11%	)#	2/27/2037	10	10,430
Credit Suisse Mortgage Capital Certificates 2017-LSTK A†	2.761%		4/5/2033	59,601	59,601,301
Credit Suisse Mortgage Capital Certificates 2017-LSTK B†	3.03%		4/5/2033	13,175	13,148,686
Credit Suisse Mortgage Capital Certificates 2017-LSTK C†	3.229%		4/5/2033	8,450	8,417,968
Credit Suisse Mortgage Capital Certificates 2017-MOON A†	3.197%		7/10/2034	22,524	23,132,384

298	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND February 28, 2021

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Credit Suisse Mortgage Capital Certificates 2017-MOON B†	3.197%	#(n)	7/10/2034	$8,250	$8,347,218
Credit Suisse Mortgage Capital Certificates 2019-ICE4 A†	1.092% (1 Mo. LIBOR + .98%	)#	5/15/2036	47,265	47,408,090
Credit Suisse Mortgage Capital Certificates 2019-ICE4 C IO	1.919%	#(n)	1/15/2049	148,159	10,771,065
Credit Suisse Mortgage Capital Certificates 2020-AFC1 A1†	2.24%	#(n)	2/25/2050	53,368	54,510,465
Credit Suisse Mortgage Capital Certificates 2020-NQMI A1†	1.208%		5/25/2065	48,489	48,823,431
Credit Suisse Mortgage Capital Certificates 2020-SPT1 A1†	1.616%		4/25/2065	54,206	54,643,475
Credit Suisse Mortgage Capital Certificates Trust 2017-PFHP A†	1.062% (1 Mo. LIBOR + .95%	)#	12/15/2030	18,561	18,418,943
CSAIL Commercial Mortgage Trust 2015-C4 A2 IO	1.466%	#(n)	8/10/2049	191,573	12,415,964
CSAIL Commercial Mortgage Trust 2016-C7 XA IO	0.949%	#(n)	11/15/2049	212,693	8,892,028
CSAIL Commercial Mortgage Trust 2018-C14 A2	4.261%		11/15/2051	46,551	50,199,323
CSMC 2021-NQM1 A1†	0.809%	#(n)	5/25/2065	36,143	36,171,631
CSMC OA LLC 2014-USA A1†	3.304%		9/15/2037	10,717	11,066,787
CSMC Trust 2021-AFC1 A1†	0.83%	#(n)	3/25/2056	34,899	35,068,131	(b)
DBGS Mortgage Trust 2018 5BP A†	0.757% (1 Mo. LIBOR + .65%	)#	6/15/2033	38,755	38,828,007
DBGS Mortgage Trust 2018-BIOD A†	0.915% (1 Mo. LIBOR + .80%	)#	5/15/2035	24,942	25,003,462
DBUBS Mortgage Trust 2011-LC2A A4†	4.537%		7/10/2044	5,902	5,930,519
DBUBS Mortgage Trust 2011-LC2A B†	4.998%	#(n)	7/10/2044	6,825	6,858,204
DBUBS Mortgage Trust 2011-LC3A PM4†	5.268%	#(n)	5/10/2044	9,200	7,324,350
DBWF Mortgage Trust 2015-LCM A1†	2.998%		6/10/2034	12,902	12,829,129
DBWF Mortgage Trust 2015-LCM XA IO†	0.423%	#(n)	6/10/2034	25,494	313,835
DBWF Mortgage Trust 2018-AMXP A†	3.747%	#(n)	5/5/2035	268,450	274,827,083
DBWF Mortgage Trust 2018-AMXP B†	3.996%	#(n)	5/5/2035	53,868	54,434,918
DBWF Mortgage Trust 2018-AMXP C†	3.83%	#(n)	5/5/2035	49,438	49,645,887
DBWF Mortgage Trust 2018-AMXP D†	3.791%	#(n)	5/5/2035	6,780	6,829,095
DBWF Mortgage Trust 2018-GLKS A†	1.141% (1 Mo. LIBOR + 1.03%	)#	12/19/2030	24,567	24,666,653

See Notes to Schedule of Investments.	299

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND February 28, 2021

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Deephaven Residential Mortgage Trust 2020-1 A1†	2.339%	#(n)	1/25/2060	$32,684	$33,147,758
Ellington Financial Mortgage Trust 2020-2 A1†	1.178%	#(n)	10/25/2065	33,163	33,222,185
Ellington Financial Mortgage Trust 2021-1 A1†	0.797%	#(n)	2/25/2066	13,818	13,914,436
Exantas Capital Corp., Ltd. 2019-RSO7 A†	1.108% (1 Mo. LIBOR + 1.00%	)#	4/15/2036	13,040	13,057,406
Exantas Capital Corp., Ltd. 2019-RSO7 AS†	1.608% (1 Mo. LIBOR + 1.50%	)#	4/15/2036	38,900	39,032,738
Fontainebleau Miami Beach Trust 2019-FBLU A†	3.144%		12/10/2036	53,309	56,534,181
Fontainebleau Miami Beach Trust 2019-FBLU B†	3.447%		12/10/2036	16,564	17,342,101
Fontainebleau Miami Beach Trust 2019-FBLU XA IO†	0.642%	#(n)	12/10/2036	367,400	8,577,945
GCAT Trust 2020-NQM1 A1†	2.247%		1/25/2060	24,754	25,334,428
Great Wolf Trust 2019-WOLF A†	1.146% (1 Mo. LIBOR + 1.03%	)#	12/15/2036	41,307	41,367,093
Great Wolf Trust 2019-WOLF B†	1.446% (1 Mo. LIBOR + 1.33%	)#	12/15/2036	38,043	38,033,562
Great Wolf Trust 2019-WOLF C†	1.745% (1 Mo. LIBOR + 1.63%	)#	12/15/2036	66,196	65,694,981
Great Wolf Trust 2019-WOLF D†	2.045% (1 Mo. LIBOR + 1.93%	)#	12/15/2036	11,348	11,153,395
Great Wolf Trust 2019-WOLF E†	2.844% (1 Mo. LIBOR + 2.73%	)#	12/15/2036	13,667	13,307,278
GS Mortgage Securities Corp. II 2012-BWTR A†	2.954%		11/5/2034	9,225	9,339,460
GS Mortgage Securities Corp. II 2012-TMSQ A†	3.007%		12/10/2030	43,122	44,189,796
GS Mortgage Securities Corp. II 2012-TMSQ C†	3.458%	#(n)	12/10/2030	14,494	13,604,338
GS Mortgage Securities Corp. Trust 2017-GPTX A†	2.856%		5/10/2034	42,391	42,241,901
GS Mortgage Securities Corp. Trust 2017-GPTX B†	3.104%		5/10/2034	31,294	30,409,835
GS Mortgage Securities Corp. Trust 2017-SLP A†	3.419%		10/10/2032	12,601	12,917,094
GS Mortgage Securities Corp. Trust 2017-STAY A†	1.212% (1 Mo. LIBOR + 1.10%	)#	7/15/2032	35,859	35,886,246
GS Mortgage Securities Corp. Trust 2017-STAY B†	1.462% (1 Mo. LIBOR + 1.35%	)#	7/15/2032	16,811	16,824,735
GS Mortgage Securities Corp. Trust 2017-STAY C†	1.712% (1 Mo. LIBOR + 1.60%	)#	7/15/2032	15,428	15,404,566
GS Mortgage Securities Corp. Trust 2018-RIVR A†	1.062% (1 Mo. LIBOR + .95%	)#	7/15/2035	47,601	47,635,912
GS Mortgage Securities Corp. Trust 2019-70P A†	1.112% (1 Mo. LIBOR + 1.00%	)#	10/15/2036	78,294	78,554,096
GS Mortgage Securities Corp. Trust 2019-70P B†	1.432% (1 Mo. LIBOR + 1.32%	)#	10/15/2036	31,548	31,392,618

300	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND February 28, 2021

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
GS Mortgage Securities Corp. Trust 2019-BOCA B†	1.612% (1 Mo. LIBOR + 1.50%	)#	6/15/2038	$18,875	$18,923,292
GS Mortgage Securities Corp. Trust 2019-SMP A†	1.262% (1 Mo. LIBOR + 1.15%	)#	8/15/2032	22,000	22,023,399
GS Mortgage Securities Trust 2011-GC5 B†	5.347%	#(n)	8/10/2044	39,535	39,546,154
GS Mortgage Securities Trust 2012-GC6 B†	5.651%	#(n)	1/10/2045	14,812	15,126,762
GS Mortgage Securities Trust 2012-GC6 XA IO†	1.918%	#(n)	1/10/2045	166,522	1,000,065
GS Mortgage Securities Trust 2012-GCJ7 B	4.74%		5/10/2045	11,331	11,764,367
GS Mortgage Securities Trust 2012-GCJ9 XA IO	1.93%	#(n)	11/10/2045	83,665	2,012,252
GS Mortgage Securities Trust 2012-GCJ9 XB IO†	0.363%	#(n)	11/10/2045	89,303	473,386
GS Mortgage Securities Trust 2013-G1 A1†	2.059%		4/10/2031	5,161	5,207,317
GS Mortgage Securities Trust 2013-GC12 B	3.777%	#(n)	6/10/2046	5,809	6,083,911
GS Mortgage Securities Trust 2013-GC12 XA IO	1.405%	#(n)	6/10/2046	420,313	10,349,117
GS Mortgage Securities Trust 2013-GC14 A5	4.243%		8/10/2046	10,000	10,802,450
GS Mortgage Securities Trust 2014-GC18 A4	4.074%		1/10/2047	13,702	14,799,151
GS Mortgage Securities Trust 2014-GC26 XA IO	0.96%	#(n)	11/10/2047	86,659	2,556,404
GS Mortgage Securities Trust 2015-GC34 A4	3.506%		10/10/2048	36,577	40,246,917
GS Mortgage Securities Trust 2015-GS1 XA IO	0.762%	#(n)	11/10/2048	92,077	2,887,506
GS Mortgage Securities Trust 2016-GS2	3.05%		5/10/2049	28,917	31,357,583
GS Mortgage Securities Trust 2016-GS2 XA IO	1.747%	#(n)	5/10/2049	168,303	12,439,182
GS Mortgage Securities Trust 2020-GC45 A2	2.898%		2/13/2053	15,000	15,980,869
Hawaii Hotel Trust 2019-MAUI B†	1.562% (1 Mo. LIBOR + 1.45%	)#	5/15/2038	35,079	35,165,582
Hilton USA Trust 2016-SFP B†	3.323%		11/5/2035	4,745	4,770,316
HMH Trust 2017-NSS A†	3.062%		7/5/2031	33,687	33,620,862
HMH Trust 2017-NSS B†	3.343%		7/5/2031	21,685	20,731,361
HMH Trust 2017-NSS C†	3.787%		7/5/2031	16,116	15,455,378
HMH Trust 2017-NSS D†	4.723%		7/5/2031	21,309	20,732,479	(b)
Hudsons Bay Simon JV Trust 2015-HB10 XA10 IO†	1.293%	#(n)	8/5/2034	150,785	8,131,835
Hudsons Bay Simon JV Trust 2015-HB7 A7†	3.914%		8/5/2034	65,851	60,183,711
Hudsons Bay Simon JV Trust 2015-HB7 B7†	4.666%		8/5/2034	5,000	4,354,261
Hudsons Bay Simon JV Trust 2015-HB7 D7†	5.159%	#(n)	8/5/2034	5,000	3,462,297
Hudsons Bay Simon JV Trust 2015-HB7 XA7 IO†	1.245%	#(n)	8/5/2034	171,661	2,792,924
IMT Trust 2017-APTS AFX†	3.478%		6/15/2034	1,380	1,470,789
Irvine Core Office Trust 2013-IRV A1†	2.068%		5/15/2048	17,613	17,922,855
Irvine Core Office Trust 2013-IRV A2†	3.173%	#(n)	5/15/2048	40,462	42,609,289
Irvine Core Office Trust 2013-IRV XA IO†	1.105%	#(n)	5/15/2048	35,890	439,863
JPMDB Commercial Mortgage Securities Trust 2020-COR7 A2	2.215%		5/13/2053	14,750	15,402,946

See Notes to Schedule of Investments.	301

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND February 28, 2021

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
JPMorgan Chase Commercial Mortgage Securities Corp.†	1.406%	#(n)	3/15/2036	$35,000	$35,000,000
JPMorgan Chase Commercial Mortgage Securities Corp. Series 2019-MARG A†	1.212% (1 Mo. LIBOR + 1.10%	)#	5/15/2034	23,269	23,153,186
JPMorgan Chase Commercial Mortgage Securities Corp. Series 2019-MARG B†	1.512% (1 Mo. LIBOR + 1.40%	)#	5/15/2034	11,000	9,957,090
JPMorgan Chase Commercial Mortgage Securities Corp. Series 2019-MARG C†	1.822% (1 Mo. LIBOR + 1.71%	)#	5/15/2034	7,900	7,039,216	(b)
JPMorgan Chase Commercial Mortgage Securities Trust	1.862%		9/15/2029	57,862	55,801,499	(b)
JPMorgan Chase Commercial Mortgage Securities Trust	2.762%		9/15/2029	15,299	14,632,430	(b)
JPMorgan Chase Commercial Mortgage Securities Trust	3.462%		9/15/2029	11,384	10,752,206	(b)
JPMorgan Chase Commercial Mortgage Securities Trust	4.462%		9/15/2029	14,048	13,109,675	(b)
JPMorgan Chase Commercial Mortgage Securities Trust	5.462%		9/15/2029	8,338	7,700,557	(b)
JPMorgan Chase Commercial Mortgage Securities Trust 2010-C2 B†	5.075%	#(n)	11/15/2043	1,710	1,699,675
JPMorgan Chase Commercial Mortgage Securities Trust 2012-C6 B	4.819%	#(n)	5/15/2045	9,466	9,746,620
JPMorgan Chase Commercial Mortgage Securities Trust 2012-WLDN A†	3.905%		5/5/2030	71,290	54,553,086
JPMorgan Chase Commercial Mortgage Securities Trust 2013-C10 XA IO	0.954%	#(n)	12/15/2047	247,289	3,657,031
JPMorgan Chase Commercial Mortgage Securities Trust 2013-C12 XA IO	0.468%	#(n)	7/15/2045	134,289	1,089,859
JPMorgan Chase Commercial Mortgage Securities Trust 2013-C14 A4 IO	0.963%	#(n)	1/15/2048	149,336	4,519,100
JPMorgan Chase Commercial Mortgage Securities Trust 2013-LC11 XA IO	1.245%	#(n)	4/15/2046	93,751	2,003,931
JPMorgan Chase Commercial Mortgage Securities Trust 2014-C19 A2	3.046%		4/15/2047	362	361,629
JPMorgan Chase Commercial Mortgage Securities Trust 2014-C24 XA IO	0.916%	#(n)	11/15/2047	97,594	2,118,973
JPMorgan Chase Commercial Mortgage Securities Trust 2014-C25 XA IO	0.845%	#(n)	11/15/2047	163,182	4,357,535

302	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND February 28, 2021

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
JPMorgan Chase Commercial Mortgage Securities Trust 2014-DSTY A†	3.429%		6/10/2027	$163,798	$114,700,340
JPMorgan Chase Commercial Mortgage Securities Trust 2014-DSTY B†	3.771%		6/10/2027	20,772	7,809,761
JPMorgan Chase Commercial Mortgage Securities Trust 2014-DSTY C†	3.805%	#(n)	6/10/2027	14,352	3,276,387
JPMorgan Chase Commercial Mortgage Securities Trust 2014-DSTY D†	3.805%	#(n)	6/10/2027	25,795	3,497,769
JPMorgan Chase Commercial Mortgage Securities Trust 2014-DSTY XA IO†	0.376%	#(n)	6/10/2027	102,274	4,091
JPMorgan Chase Commercial Mortgage Securities Trust 2014-DSTY XB IO†	0.034%	#(n)	6/10/2027	45,476	455
JPMorgan Chase Commercial Mortgage Securities Trust 2015-C28 A2 IO	0.678%	#(n)	12/15/2049	157,863	4,009,655
JPMorgan Chase Commercial Mortgage Securities Trust 2015-C29 XA IO	0.653%	#(n)	5/15/2048	67,048	1,588,905
JPMorgan Chase Commercial Mortgage Securities Trust 2015-C30 XA IO	0.505%	#(n)	7/15/2048	126,260	2,440,282
JPMorgan Chase Commercial Mortgage Securities Trust 2016-WIKI A†	2.798%		10/5/2031	60,038	60,271,872
JPMorgan Chase Commercial Mortgage Securities Trust 2016-WIKI C IO†	0.657%	#(n)	10/5/2031	77,997	57,718
JPMorgan Chase Commercial Mortgage Securities Trust 2016-WIKI D IO	1.052%	#(n)	9/15/2050	289,533	13,977,858
JPMorgan Chase Commercial Mortgage Securities Trust 2016-WIKI XA IO†	1.211%	#(n)	10/5/2031	131,129	154,732
JPMorgan Chase Commercial Mortgage Securities Trust 2017-JP7 A3	3.379%		9/15/2050	10,000	10,626,898
JPMorgan Chase Commercial Mortgage Securities Trust 2017-MARK A†	3.392%		6/5/2032	25,713	25,737,129
JPMorgan Chase Commercial Mortgage Securities Trust 2017-MARK B†	3.795%		6/5/2032	21,137	21,087,787
JPMorgan Chase Commercial Mortgage Securities Trust 2017-MARK C†	4.036%	#(n)	6/5/2032	15,721	15,475,336
JPMorgan Chase Commercial Mortgage Securities Trust 2018-BCON A†	3.735%		1/5/2031	27,681	28,809,017
JPMorgan Chase Commercial Mortgage Securities Trust 2018-LAQ A†	1.112% (1 Mo. LIBOR + 1.00%	)#	6/15/2032	55,605	55,713,906
JPMorgan Chase Commercial Mortgage Securities Trust 2018-LAQ B†	1.412% (1 Mo. LIBOR + 1.30%	)#	6/15/2032	29,388	29,452,142

See Notes to Schedule of Investments.	303

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND February 28, 2021

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
JPMorgan Chase Commercial Mortgage Securities Trust 2018-LAQ C†	1.712% (1 Mo. LIBOR + 1.60%	)#	6/15/2032	$22,978	$23,033,017
JPMorgan Chase Commercial Mortgage Securities Trust 2018-MINN†	2.02% (1 Mo. LIBOR + 1.02%	)#	11/15/2035	13,730	13,732,405
JPMorgan Chase Commercial Mortgage Securities Trust 2018-MINN B†	2.35% (1 Mo. LIBOR + 1.35%	)#	11/15/2035	10,053	9,493,098
JPMorgan Chase Commercial Mortgage Securities Trust 2018-MINN C†	2.70% (1 Mo. LIBOR + 1.70%	)#	11/15/2035	8,746	8,128,139
JPMorgan Chase Commercial Mortgage Securities Trust 2018-PTC A†	1.312% (1 Mo. LIBOR + 1.20%	)#	4/15/2031	25,048	24,630,142
JPMorgan Chase Commercial Mortgage Securities Trust 2018-PTC B†	2.012% (1 Mo. LIBOR + 1.90%	)#	4/15/2031	14,359	14,158,561
JPMorgan Chase Commercial Mortgage Securities Trust 2018-PTC C†	2.412% (1 Mo. LIBOR + 2.30%	)#	4/15/2031	10,608	10,482,057
JPMorgan Chase Commercial Mortgage Securities Trust 2018-WPT AFL†	1.063% (1 Mo. LIBOR + .95%	)#	7/5/2033	31,273	31,328,091
JPMorgan Chase Commercial Mortgage Securities Trust 2018-WPT AFX†	4.248%		7/5/2033	102,017	108,485,531
JPMorgan Chase Commercial Mortgage Securities Trust 2018-WPT CFL†	1.763% (1 Mo. LIBOR + 1.65%	)#	7/5/2033	9,118	9,145,297
JPMorgan Chase Commercial Mortgage Securities Trust 2018-WPT CFX†	4.95%		7/5/2033	31,569	33,458,799
JPMorgan Chase Commercial Mortgage Securities Trust 2018-WPT XAFX IO†	1.116%	#(n)	7/5/2033	155,900	3,775,898
JPMorgan Chase Commercial Mortgage Securities Trust 2019-ICON A†	3.884%		1/5/2034	32,965	34,903,382
JPMorgan Chase Commercial Mortgage Securities Trust 2019-ICON B†	4.235%		1/5/2034	13,737	13,715,433	(b)
JPMorgan Chase Commercial Mortgage Securities Trust 2019-ICON C†	4.536%		1/5/2034	13,000	12,897,170	(b)
JPMorgan Chase Commercial Mortgage Securities Trust 2019-UES A†	3.81%		5/5/2032	6,710	6,839,033	(b)

304	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND February 28, 2021

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
JPMorgan Chase Commercial Mortgage Securities Trust 2020-ACE A†	3.287%		1/10/2037	$136,320	$143,631,087
JPMorgan Chase Commercial Mortgage Securities Trust 2020-ACE B†	3.64%		1/10/2037	29,970	31,051,833
JPMorgan Chase Commercial Mortgage Securities Trust 2020-ACE C†	3.694%	#(n)	1/10/2037	10,000	9,641,185
Key Commercial Mortgage Securities Trust 2019-S2 A1†	2.656%		6/15/2052	15,128	15,773,246
Key Commercial Mortgage Securities Trust 2019-S2 X IO†	1.547%	#(n)	6/15/2052	130,501	11,149,326
KKR Industrial Portfolio Trust 2021-KDIP A†	0.662% (1 Mo. LIBOR + .55%	)#	12/15/2037	54,350	54,337,478
Ladder Capital Commercial Mortgage Securities LLC 2014-909 A†	3.388%		5/15/2031	7,200	7,199,982
Ladder Capital Commercial Mortgage Trust 2013-GCP A1†	3.575%		2/15/2036	7,176	7,737,152
LoanCore Issuer Ltd. 2019-CRE3 A†	1.162% (1 Mo. LIBOR + 1.05%	)#	4/15/2034	92,012	92,214,192
LoanCore Issuer Ltd. 2019-CRE3 AS†	1.482% (1 Mo. LIBOR + 1.37%	)#	4/15/2034	21,868	21,875,957
LSTAR Commercial Mortgage Trust 2016-4 XA IO†	1.77%	#(n)	3/10/2049	85,022	4,131,132
LSTAR Commercial Mortgage Trust 2017-5 A2†	2.776%		3/10/2050	26,467	26,770,600
LSTAR Commercial Mortgage Trust 2017-5 A3†	4.50%		3/10/2050	72,650	77,427,101
Morgan Stanley Bank of America Merrill Lynch Trust 2012-CKSV A1†	2.117%		10/15/2030	5,667	5,662,914
Morgan Stanley Bank of America Merrill Lynch Trust 2012-CKSV A2†	3.277%		10/15/2030	15,315	15,200,133
Morgan Stanley Bank of America Merrill Lynch Trust 2013-C7 A4	2.918%		2/15/2046	5,280	5,477,631
Morgan Stanley Bank of America Merrill Lynch Trust 2013-C7 A4 IO	1.355%	#(n)	11/15/2049	259,998	14,441,840
Morgan Stanley Bank of America Merrill Lynch Trust 2013-C8 A4	3.134%		12/15/2048	9,470	9,861,706
Morgan Stanley Bank of America Merrill Lynch Trust 2013-C9 XA IO	1.032%	#(n)	5/15/2046	191,270	3,301,577
Morgan Stanley Bank of America Merrill Lynch Trust 2013-C9 XB IO†	0.308%	#(n)	5/15/2046	107,177	812,404
Morgan Stanley Bank of America Merrill Lynch Trust 2014-C17 A4	3.443%		8/15/2047	11,485	12,027,381
Morgan Stanley Bank of America Merrill Lynch Trust 2014-C19 XA IO	1.00%	#(n)	12/15/2047	111,726	3,242,006

See Notes to Schedule of Investments.	305

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND February 28, 2021

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Morgan Stanley Bank of America Merrill Lynch Trust 2016-C29 A4	3.325%		5/15/2049	$18,500	$20,275,691
Morgan Stanley Bank of America Merrill Lynch Trust 2016-C29 XA IO	1.564%	#(n)	5/15/2049	123,844	7,430,788
Morgan Stanley Capital Barclays Bank Trust 2016-MART A†	2.20%		9/13/2031	9,621	9,633,896
Morgan Stanley Capital Barclays Bank Trust 2016-MART B†	2.48%		9/13/2031	11,590	11,528,193
Morgan Stanley Capital Barclays Bank Trust 2016-MART C†	2.817%		9/13/2031	25,000	24,838,055
Morgan Stanley Capital I Trust 2011-C2 A4†	4.661%		6/15/2044	3,239	3,271,569
Morgan Stanley Capital I Trust 2012-C4 AS	3.773%		3/15/2045	11,384	11,688,675
Morgan Stanley Capital I Trust 2012-C4 XA IO†	2.057%	#(n)	3/15/2045	169,359	2,033,194
Morgan Stanley Capital I Trust 2012-STAR A1†	2.084%		8/5/2034	8,200	8,164,368
Morgan Stanley Capital I Trust 2012-STAR A2†	3.201%		8/5/2034	11,276	11,307,706
Morgan Stanley Capital I Trust 2012-STAR B†	3.451%		8/5/2034	1,267	1,264,541
Morgan Stanley Capital I Trust 2014-CPT A IO	0.922%	#(n)	8/15/2049	121,223	5,497,501
Morgan Stanley Capital I Trust 2014-CPT XA IO†	0.089%	#(n)	7/13/2029	260,000	117,000
Morgan Stanley Capital I Trust 2015-420 A†	3.727%		10/12/2050	24,084	26,073,221
Morgan Stanley Capital I Trust 2015-UBS8 ASB	3.626%		12/15/2048	9,062	9,631,051
Morgan Stanley Capital I Trust 2016-UB11 XA IO	1.506%	#(n)	8/15/2049	79,820	4,693,430
Motel 6 Trust 2017-MTL6 C†	1.512% (1 Mo. LIBOR + 1.40%	)#	8/15/2034	6,909	6,938,370
Motel 6 Trust 2017-MTL6 D†	2.262% (1 Mo. LIBOR + 2.15%	)#	8/15/2034	97,729	98,019,735
Motel 6 Trust 2017-MTL6 E†	3.362% (1 Mo. LIBOR + 3.25%	)#	8/15/2034	102,611	103,076,782
MRA Issuance Trust 2020-13 A†	1.612% (1 Mo. LIBOR + 1.50%	)#	4/23/2021	100,000	100,215,600	(b)
MRA Issuance Trust 2021-4 A†	1.48% (1 Mo. LIBOR + 1.35%	)#	8/2/2021	400,000	400,000,000	(b)
MSCG Trust 2015-ALDR A1†	2.612%		6/7/2035	15,472	15,288,494
Natixis Commercial Mortgage Securities Trust 2018-285M A†	3.79%	#(n)	11/15/2032	47,581	49,363,075
Natixis Commercial Mortgage Securities Trust 2018-285M B†	3.79%	#(n)	11/15/2032	17,029	17,623,826
New Orleans Hotel Trust 2019-HNLA A†	1.101% (1 Mo. LIBOR + .99%	)#	4/15/2032	41,812	41,666,921
New Residential Mortgage Loan Trust 2020-NQM1 A1†	2.464%	#(n)	1/26/2060	20,927	21,384,975

306	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND February 28, 2021

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
One New York Plaza Trust 2020-1NYP A†	1.062% (1 Mo. LIBOR + .95%	)#	1/15/2026	$111,195	$111,993,447
One New York Plaza Trust 2020-1NYP AJ†	1.362% (1 Mo. LIBOR + 1.25%	)#	1/15/2026	59,595	60,102,344
Palisades Center Trust 2016-PLSD A†	2.713%		4/13/2033	6,735	6,323,203
Palisades Center Trust 2016-PLSD C†	3.998%		4/13/2033	40,040	14,687,741
Palisades Center Trust 2016-PLSD D†	4.737%		4/13/2033	34,072	8,286,463
PFP 2019-6 Ltd. 2019-6 AS†	1.556% (1 Mo. LIBOR + 1.45%	)#	4/14/2037	35,400	35,223,000
PFP Ltd. 2019-5 A†	1.077% (1 Mo. LIBOR + .97%	)#	4/14/2036	11,481	11,488,269
PFP Ltd. 2019-6 A†	1.156% (1 Mo. LIBOR + 1.05%	)#	4/14/2037	31,713	31,792,460
PFP Ltd. 2019-6 B†	1.806% (1 Mo. LIBOR + 1.70%	)#	4/14/2037	36,005	36,006,951
Prima Capital CRE Securitization Ltd. 2019-7A A†	2.25%		12/25/2050	76,864	76,886,151	(b)
RBS Commercial Funding, Inc. Trust 2013-SMV A†	3.26%		3/11/2031	57,896	59,560,875
Ready Capital Mortgage Financing LLC 2019-FL3 A†	1.13% (1 Mo. LIBOR + 1.00%	)#	3/25/2034	50,138	49,611,524
Ready Capital Mortgage Trust 2019-5 A†	3.777%		2/25/2052	7,713	7,954,745
ReadyCap Commercial Mortgage Trust 2018-4 A†	3.39%		2/27/2051	13,052	13,551,454
ReadyCap Commercial Mortgage Trust 2019-6 A†	2.833%		10/25/2052	44,912	45,913,908
Residential Mortgage Loan Trust 2020-1 A1†	2.376%	#(n)	2/25/2024	15,599	15,857,311
RETL 2019-RVP C†	2.212% (1 Mo. LIBOR + 2.10%	)#	3/15/2036	16,572	16,524,922
Shelter Growth CRE Issuer Ltd. 2019-FL2 A†	1.207% (1 Mo. LIBOR + 1.10%	)#	5/15/2036	56,354	56,259,168
Shelter Growth CRE Issuer Ltd. 2019-FL2 AS†	1.557% (1 Mo. LIBOR + 1.45%	)#	5/15/2036	19,522	19,302,881
Shops at Crystals Trust 2016-CSTL XA IO†	0.606%	#(n)	7/5/2036	112,000	3,301,760
SLIDE 2018-FUN A†	1.012% (1 Mo. LIBOR + .90%	)#	6/15/2031	44,191	44,210,147
SLIDE 2018-FUN B†	1.362% (1 Mo. LIBOR + 1.25%	)#	6/15/2031	8,456	8,392,560
SLIDE 2018-FUN C†	1.662% (1 Mo. LIBOR + 1.55%	)#	6/15/2031	6,866	6,765,454
Starwood Mortgage Residential Trust 2020-1 A1†	2.275%	#(n)	2/25/2050	32,123	32,823,175
Structured Asset Securities Corp. 2006-3H 1A2	5.75%		12/25/2035	4,522	4,701,987	(b)

See Notes to Schedule of Investments.	307

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND February 28, 2021

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Structured Asset Securities Corp. 2006-3H 1A3	5.75%		12/25/2035	$2,738	$2,851,057	(b)
UBS Commercial Mortgage Trust 2017-C6 XA IO	1.012%	#(n)	12/15/2050	372,087	20,358,801
UBS-BAMLL Trust 2012-WRM D†	4.238%	#(n)	6/10/2030	6,900	4,327,068
UBS-Barclays Commercial Mortgage Trust 2012-C2 A4	3.525%		5/10/2063	26,327	27,091,218
UBS-Barclays Commercial Mortgage Trust 2012-C2 BEC†	4.817%	#(n)	5/10/2063	8,100	8,363,886
UBS-Barclays Commercial Mortgage Trust 2012-C2 XA IO†	1.287%	#(n)	5/10/2063	79,954	1,083,922
UBS-Barclays Commercial Mortgage Trust 2012-C3 A4 IO†	0.914%	#(n)	3/10/2046	290,196	3,850,238
UBS-Barclays Commercial Mortgage Trust 2012-C4 A4	2.792%		12/10/2045	34,991	35,652,862
UBS-Barclays Commercial Mortgage Trust 2012-C4 A5	2.85%		12/10/2045	15,487	16,018,599
UBS-Barclays Commercial Mortgage Trust 2013-C5 A4	3.185%		3/10/2046	36,989	38,481,117
UBS-Barclays Commercial Mortgage Trust 2013-C5 AS†	3.347%		3/10/2046	23,805	24,745,272
UBS-Barclays Commercial Mortgage Trust 2013-C5 B†	3.649%	#(n)	3/10/2046	12,000	12,220,037
UBS-Barclays Commercial Mortgage Trust 2013-C6 XA IO†	1.104%	#(n)	4/10/2046	394,324	6,899,915
UBS-Citigroup Commercial Mortgage Trust 2011-C1 AS†	5.154%		1/10/2045	4,900	5,019,470
Verus Securitization Trust 2020-1 A1†	2.417%		1/25/2060	35,462	36,168,132
Verus Securitization Trust 2020-4 A1†	1.502%		5/25/2065	40,122	40,549,710
Verus Securitization Trust 2020-5 A1†	1.218%		5/25/2065	35,059	35,202,056
Verus Securitization Trust 2021-1 A1†	0.815%	#(n)	1/25/2066	58,356	58,396,628
VMC Finance LLC 2019-FL3 A†	1.208% (1 Mo. LIBOR + 1.10%	)#	9/15/2036	127,268	127,435,088
VNDO Mortgage Trust 2012-6AVE A†	2.996%		11/15/2030	14,400	14,906,111
Waikiki Beach Hotel Trust 2019-WBM A†	1.162% (1 Mo. LIBOR + 1.05%	)#	12/15/2033	49,800	49,851,135
Waikiki Beach Hotel Trust 2019-WBM B†	1.342% (1 Mo. LIBOR + 1.23%	)#	12/15/2033	31,700	31,465,014
Waikiki Beach Hotel Trust 2019-WBM C†	1.592% (1 Mo. LIBOR + 1.48%	)#	12/15/2033	22,200	21,930,916
Waikiki Beach Hotel Trust 2019-WBM D†	2.142% (1 Mo. LIBOR + 2.03%	)#	12/15/2033	15,000	14,768,646
WaMu Mortgage Pass-Through Certificates Trust 2005-AR18 1A1	2.794%	#(n)	1/25/2036	2,122	2,160,233

308	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND February 28, 2021

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Wells Fargo Commercial Mortgage Trust 2014-LC16 A5	3.817%		8/15/2050	$13,277	$14,383,833
Wells Fargo Commercial Mortgage Trust 2015-C29 XA IO	0.61%	#(n)	6/15/2048	138,702	3,190,030
Wells Fargo Commercial Mortgage Trust 2015-NXS4 A2A IO	1.737%	#(n)	8/15/2049	191,272	14,504,919
Wells Fargo Commercial Mortgage Trust 2015-SG1 XA IO	0.675%	#(n)	9/15/2048	153,453	3,907,949
Wells Fargo Commercial Mortgage Trust 2016-C32 A4	3.56%		1/15/2059	18,500	20,467,856
Wells Fargo Commercial Mortgage Trust 2016-C34 XA IO	2.082%	#(n)	6/15/2049	144,193	10,240,973
Wells Fargo Commercial Mortgage Trust 2017-SMP B†	1.237% (1 Mo. LIBOR + 1.13%	)#	12/15/2034	16,322	16,170,863
Wells Fargo Commercial Mortgage Trust 2018-C44 A2	4.178%		5/15/2051	25,197	26,908,038
Wells Fargo Commercial Mortgage Trust 2018-C47 A2	4.361%		9/15/2061	22,988	24,629,247
Wells Fargo Commercial Mortgage Trust 2018-C48 A2	4.224%		1/15/2052	15,302	16,478,592
West Town Mall Trust 2017-KNOX A†	3.823%		7/5/2030	26,934	27,071,916
West Town Mall Trust 2017-KNOX B†	4.322%		7/5/2030	23,788	23,908,110
West Town Mall Trust 2017-KNOX C†	4.346%	#(n)	7/5/2030	17,640	17,446,627
West Town Mall Trust 2017-KNOX D†	4.346%	#(n)	7/5/2030	21,720	21,307,578
WF-RBS Commercial Mortgage Trust 2011-C2 A4 IO†	1.299%	#(n)	6/15/2045	308,202	2,959,414
WF-RBS Commercial Mortgage Trust 2012-C10 XA IO†	1.52%	#(n)	12/15/2045	50,607	1,169,512
WF-RBS Commercial Mortgage Trust 2012-C6 AS	3.835%		4/15/2045	5,000	5,108,117
WF-RBS Commercial Mortgage Trust 2012-C7 A2	3.431%		6/15/2045	5,393	5,534,761
WF-RBS Commercial Mortgage Trust 2012-C7 A2 IO†	1.785%	#(n)	8/15/2045	46,058	734,991
WF-RBS Commercial Mortgage Trust 2012-C7 B	4.739%	#(n)	6/15/2045	17,378	16,274,794
WF-RBS Commercial Mortgage Trust 2012-C9 A3	2.87%		11/15/2045	17,064	17,588,311
WF-RBS Commercial Mortgage Trust 2012-C9 C	4.543%	#(n)	11/15/2045	9,180	9,170,335

See Notes to Schedule of Investments.	309

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND February 28, 2021

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
WF-RBS Commercial Mortgage Trust 2013-C11 AS	3.311%		3/15/2045	$5,000	$5,201,938
WF-RBS Commercial Mortgage Trust 2013-C12 AS	3.56%		3/15/2048	26,441	27,714,896
WF-RBS Commercial Mortgage Trust 2013-C13 XA IO†	1.185%	#(n)	5/15/2045	230,757	4,807,431
WF-RBS Commercial Mortgage Trust 2013-C15 A3	3.881%		8/15/2046	3,092	3,285,254
WF-RBS Commercial Mortgage Trust 2014-C19 A4	3.829%		3/15/2047	18,050	19,364,350
WF-RBS Commercial Mortgage Trust 2014-C19 A5	4.101%		3/15/2047	25,388	27,787,129
WF-RBS Commercial Mortgage Trust 2014-C21 XB IO	0.64%	#(n)	8/15/2047	77,369	1,641,938
WF-RBS Commercial Mortgage Trust 2014-C22 A4	3.995%		5/15/2047	9,610	10,476,099
WF-RBS Commercial Mortgage Trust 2014-C22 XA IO	0.804%	#(n)	9/15/2057	85,429	1,914,109
WF-RBS Commercial Mortgage Trust 2014-C22 XB IO	0.451%	#(n)	9/15/2057	37,769	541,809
WFLD Mortgage Trust 2014-MONT A†	3.755%	#(n)	8/10/2031	8,000	8,400,661
WFRBS Commercial Mortgage Trust 2014-C21 A4	3.41%		8/15/2047	17,427	18,373,920
Total Non-Agency Commercial Mortgage-Backed Securities (cost $9,012,709,259)					8,832,176,078

U.S. TREASURY OBLIGATIONS 9.46%
U.S. Treasury Bill	Zero Coupon		7/29/2021	797,205	797,072,130
U.S. Treasury Note	0.125%		10/31/2022	1,774,104	1,774,242,593
U.S. Treasury Note	0.125%		1/31/2023	1,673,443	1,673,377,635
U.S. Treasury Note	0.125%		12/15/2023	979,021	975,693,856
U.S. Treasury Note	0.375%		11/30/2025	228,891	225,699,044
Total U.S. Treasury Obligations (cost $5,449,131,559)					5,446,085,258

	Exercise Price		Expiration Date	Shares (000)
WARRANT 0.00%
Miscellaneous
UTEX Industries, Inc. (cost $14,767)	$114.76		12/3/2025	10	14,767	(b)
Total Long-Term Investments (cost $55,637,654,180)					56,124,524,838

310	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND February 28, 2021

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
SHORT-TERM INVESTMENTS 3.06%
COMMERCIAL PAPER 0.81%
Automotive 0.21%
American Honda Finance Corp	0.203%	3/9/2021	$21,755	$21,754,033
General Motors Financial Co., Inc.	0.304%	3/4/2021	3,522	3,521,912
General Motors Financial Co., Inc.	0.345%	3/11/2021	11,964	11,962,870
General Motors Financial Co., Inc.	0.385%	3/8/2021	16,218	16,216,802
General Motors Financial Co., Inc.	0.711%	3/4/2021	9,525	9,524,444
General Motors Financial Co., Inc.	0.711%	3/8/2021	10,220	10,218,609
General Motors Financial Co., Inc.	0.762%	4/1/2021	38,166	38,141,351
General Motors Financial Co., Inc.	0.762%	4/5/2021	9,060	9,053,394
Total				120,393,415

Chemicals 0.03%
Lyondellbasell Invest	0.223%	3/10/2021	19,191	19,189,945

Computer Software 0.06%
Fidelity National Information Services, Inc.	0.233%	3/22/2021	32,218	32,213,677

Drugs 0.08%
Viatris, Inc.	0.711%	3/22/2021	46,501	46,482,012

Electric: Power 0.07%
Exelon Generation Co. LLC	0.355%	3/4/2021	39,649	39,647,843

Food 0.03%
Conagra Brands, Inc.	0.325%	4/8/2021	19,005	18,998,581

Health Care Services 0.00%
Humana, Inc.	0.203%	3/8/2021	1,750	1,749,932

Oil: Crude Producers 0.29%
Energy Transfer Partners LP	0.507%	3/1/2021	166,386	166,386,000

Retail 0.04%
Dollarama, Inc.	0.213%	3/5/2021	13,939	13,938,675
Dollarama, Inc.	0.233%	4/6/2021	7,743	7,741,219
Total				21,679,894
Total Commercial Paper (cost $466,741,299)				466,741,299

See Notes to Schedule of Investments.	311

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND February 28, 2021

Investments	Principal Amount (000)	Fair Value
REPURCHASE AGREEMENT 2.25%
Repurchase Agreement dated 2/26/2021, 0.00% due 3/1/2021 with Fixed Income Clearing Corp. collateralized by $155,417,000 of U.S. Treasury Note at 1.625% due 5/15/2026; $100,000,000 of U.S. Treasury Note at 0.25% due 7/31/2025; $91,900 of U.S. Treasury Note at 0.125% due 1/15/2024; $2,091,500 of U.S. Treasury Note at 1.625% due 5/31/2023; $397,695,800 of U.S. Treasury Note at 0.25% due 6/15/2023; $661,001,400 of U.S. Treasury Note at 0.125% due 12/31/2022 value: $1,320,971,401; proceeds: $1,295,069,926 (cost $1,295,069,926)	$1,295,070	$1,295,069,926
Total Short-Term Investments (cost $1,761,811,225)		1,761,811,225
Total Investments in Securities 100.54% (cost $57,399,465,405)		57,886,336,063
Less Unfunded Loan Commitments (0.03)% (cost $19,500,000)		(19,500,000)
Net Investments 100.51% (cost $57,379,965,405)		57,866,836,063
Liabilities in Excess of Cash, Foreign Cash and Other Assets(o) (0.51%)		(293,091,504)
Net Assets 100.00%		$57,573,744,559

CAD	Canadian dollar. JPY Japanese yen.
CMT	Constant Maturity Rate. IO Interest Only.
LIBOR	London Interbank Offered Rate. PIK Payment-in-kind.
SOFR	Secured Over Night Financing Rate.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers. At February 28, 2021, the total value of Rule 144A securities was $25,926,313,990, which represents 45.03% of net assets.
#	Variable rate security. The interest rate represents the rate in effect at February 28, 2021.
*	Non-income producing security.
(a)	Variable Rate is Fixed to Float: Rate remains fixed or at Zero Coupon until designated future date.
(b)	Level 3 Investment as described in Note 2(b) in the Notes to Financials. Security valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 investments.
(c)	Securities purchased on a when-issued basis.
(d)	Investment in non-U.S. dollar denominated securities.
(e)	Foreign security traded in U.S. dollars.
(f)	Security is perpetual in nature and has no stated maturity.
(g)	Defaulted (non-income producing security).
(h)	Level 3 Investment as described in Note 2(b) in the Notes to Financials. Security fair valued by the Pricing Committee.
(i)	Value is less than $1,000.
(j)	Floating Rate Loans in which the Fund invests generally pay interest at rates which are periodically re-determined at a margin above the London Interbank Offered Rate (“LIBOR”) or the prime rate offered by major U.S. banks. The rate(s) shown is the rate(s) in effect at February 28, 2021.

312	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND February 28, 2021

(k)	Level 3 Investment as described in Note 2(b) in the Notes to Financials. Floating Rate Loans categorized as Level 3 are valued based on a single quotation obtained from a dealer. Accounting principles generally accepted in the United States of America do not require the Fund to create quantitative unobservable inputs that were not developed by the Fund. Therefore, the Fund does not have access to unobservable inputs and cannot disclose such inputs in the valuation.
(l)	Interest rate to be determined.
(m)	Security partially/fully unfunded.
(n)	Interest rate is based on the weighted average interest rates of the underlying mortgages within the mortgage pool. (o) Liabilities in Excess of Cash, Foreign Cash and Other Assets include net unrealized appreciation/depreciation on forward foreign currency exchange contracts, futures contracts and swaps as follows:

Centrally Cleared Credit Default Swaps on Index/Issuer - Sell Protection at February 28, 2021(1):

	Central	Fund	Term-				Unrealized
Referenced	Clearing	Receives	ination	Notional	Notional	Payments	Appreciation/
Index/Issuer	party	(Quarterly)	Date	Amount	Value	Upfront(2)	Depreciation(3)
Petroleos Mexicanos(4)(5)	Credit Suisse	1.00%	6/20/2021	$91,515,146	$91,355,397	$(307,368)	$147,619
Markit.CDX. NA.HY.35(4)(6)	Credit Suisse	5.00%	12/20/2025	140,750,000	152,436,235	12,602,786	(916,551)
						$12,295,418	$(768,932)

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities.
(2)	Upfront payments received by Central Clearing Party are presented net of amortization.
(3)	Total unrealized appreciation on Credit Default Swaps on Index/Issuer amounted to $147,619. Total unrealized depreciation on Credit Default Swaps on Index/Issuer amounted to $916,551.
(4)	Central Clearinghouse: Intercontinental Exchange (ICE).
(5)	The Referenced Index is for the Centrally Cleared Credit Default Swaps on Indexes, which is comprised of a basket of high yield securities.
(6)	Moody’s Credit Rating: Baa3.

See Notes to Schedule of Investments.	313

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND February 28, 2021

Credit Default Swaps on Indexes - Sell Protection at February 28, 2021(1):

								Credit
								Default Swap
								Agreements
		Fund	Term-				Unrealized	Receivable/
Referenced	Swap	Receives	ination	Notional	Notional	Payments	Appreciation/	Payable at
Index*	Counterparty	(Quarterly)	Date	Amount	Value	Upfront(2)	Depreciation(3)	Fair Value(4)
Markit CMBX. NA.A.6	Citibank	2.00%	5/11/2063	$10,000,000	$9,326,871	$(287,757)	$(385,372)	$(673,129)
Markit CMBX. NA.A.6	Credit Suisse	2.00%	5/11/2063	30,000,000	27,980,611	(863,273)	(1,156,116)	(2,019,389)
Markit CMBX. NA.A.6	Deutsche Bank	2.00%	5/11/2063	45,000,000	41,970,917	(1,294,910)	(1,734,173)	(3,029,083)
Markit CMBX. NA.A.6	Morgan Stanley	2.00%	5/11/2063	46,143,000	43,036,978	(1,327,801)	(1,778,221)	(3,106,022)
Markit CMBX. NA.AA.7	Citibank	1.50%	1/17/2047	20,000,000	19,666,345	(330,900)	(2,755)	(333,655)
Markit CMBX. NA.AA.7	Citibank	1.50%	1/17/2047	25,000,000	24,582,931	(468,205)	51,136	(417,069)
Markit CMBX. NA.AA.7	Citibank	1.50%	1/17/2047	35,000,000	34,416,104	(568,389)	(15,507)	(583,896)
Markit CMBX. NA.AA.8	Citibank	1.50%	10/17/2057	35,000,000	34,862,434	(87,467)	(50,099)	(137,566)
Markit CMBX. NA.AA.8	Morgan Stanley	1.50%	10/17/2057	25,000,000	24,901,738	(70,424)	(27,838)	(98,262)
Markit CMBX. NA.AA.9	Morgan Stanley	1.50%	9/17/2058	49,500,000	49,576,879	243,973	(167,094)	76,879
						$(5,055,153)	$(5,266,039)	$(10,321,192)

*	The Referenced Index is for the Credit Default Swaps on Indexes, which is comprised of a basket of commercial mortgage- backed securities.
(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities.
(2)	Upfront payments received are presented net of amortization.
(3)	Total unrealized appreciation on Credit Default Swaps on Indexes amounted to $51,136. Total unrealized depreciation on Credit Default Swaps on Indexes amounted to $5,317,175.
(4)	Includes upfront payments received.

314	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND February 28, 2021

Open Forward Foreign Currency Exchange Contracts at February 28, 2021:

Forward
Foreign					U.S. $
Currency					Cost on	U.S. $
Exchange	Transaction		Expiration	Foreign	Origination	Current	Unrealized
Contracts	Type	Counterparty	Date	Currency	Date	Value	Appreciation
Japanese yen	Sell	Morgan Stanley	3/15/2021	15,600,000,000	$150,021,638	$146,368,513	$3,653,125

Forward
Foreign					U.S. $
Currency					Cost on	U.S. $
Exchange	Transaction		Expiration	Foreign	Origination	Current	Unrealized
Contracts	Type	Counterparty	Date	Currency	Date	Value	Depreciation
Canadian dollar	Sell	State Street
		Bank and Trust	3/15/2021	50,000,000	$39,207,829	$39,291,290	$(83,461)
Canadian dollar	Sell	Morgan Stanley	4/20/2021	25,022,000	19,658,556	19,663,717	(5,161)
Unrealized Depreciation on Forward Foreign Currency Exchange Contracts							$(88,622)

Open Future Contracts at February 28, 2021:
				Notional	Notional	Unrealized
Type	Expiration	Contracts	Position	Amount	Value	Appreciation
U.S. 5-Year Treasury Note	June 2021	59,968	Short	$(7,486,578,488)	$(7,434,158,000)	$52,420,488

				Notional	Notional	Unrealized
Type	Expiration	Contracts	Position	Amount	Value	Depreciation
U.S. 2-Year Treasury Note	June 2021	112,415	Long	$24,836,829,695	$24,817,367,847	$(19,461,848)

See Notes to Schedule of Investments.	315

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND February 28, 2021

The following is a summary of the inputs used as of February 28, 2021 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Asset-Backed Securities
Credit Cards	$–	$1,250,321,810	$19,619,286	$1,269,941,096
Other	–	6,137,111,740	77,252,836	6,214,364,576
Remaining Industries	–	4,352,858,498	–	4,352,858,498
Common Stocks
Miscellaneous	–	3,240,044	–	3,240,044
Remaining Industries	59,911,449	–	–	59,911,449
Convertible Bond	–	66,186,030	–	66,186,030
Corporate Bonds	–	25,824,469,811	–	25,824,469,811
Floating Rate Loans
Business Services	–	64,241,743	36,413,886	100,655,629
Chemicals	–	–	57,853,406	57,853,406
Drugs	–	63,456,824	78,167,935	141,624,759
Electrical Equipment	–	–	18,017,911	18,017,911
Electronics	–	–	19,500,000	19,500,000
Environmental Services	–	–	3,920,675	3,920,675
Lodging	–	50,739,002	77,461,148	128,200,150
Media	–	154,147,759	88,371,744	242,519,503
Oil: Crude Producers	–	–	102,613,750	102,613,750
Real Estate Investment Trusts	–	289,134,602	12,549,929	301,684,531
Retail	–	216,386,272	141,493,406	357,879,678
Technology	–	26,634,703	274,793,324	301,428,027
Remaining Industries	–	1,385,487,799	–	1,385,487,799
Less Unfunded Commitments	–	–	(19,500,000)	(19,500,000)
Foreign Government Obligations	–	543,684,661	–	543,684,661
Government Sponsored Enterprises
Collateralized Mortgage Obligations	–	74,789,267	–	74,789,267
Government Sponsored Enterprises
Pass-Throughs	–	214,508,661	2,242,638	216,751,299
Municipal Bonds	–	58,666,186	–	58,666,186
Non-Agency Commercial
Mortgage-Backed Securities	–	7,986,443,044	845,733,034	8,832,176,078
U.S. Treasury Obligations	–	5,446,085,258	–	5,446,085,258
Warrant	–	–	14,767	14,767
Short-Term Investments
Commercial Paper	–	466,741,299	–	466,741,299
Repurchase Agreement	–	1,295,069,926	–	1,295,069,926
Total	$59,911,449	$55,970,404,939	$1,836,519,675	$57,866,836,063

316	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

SHORT DURATION INCOME FUND February 28, 2021

Investment Type(2)	Level 1	Level 2	Level 3	Total
Other Financial Instruments
Centrally Cleared Credit Default Swap Contracts
Assets	$–	$147,619	$–	$147,619
Liabilities	–	(916,551)	–	(916,551)
Credit Default Swap Contracts
Assets	–	–	–	–
Liabilities	–	(10,321,192)	–	(10,321,192)
Forward Foreign Currency Exchange Contracts
Assets	–	3,653,125	–	3,653,125
Liabilities	–	(88,622)	–	(88,622)
Futures Contracts
Assets	52,420,488	–	–	52,420,488
Liabilities	(19,461,848)	–	–	(19,461,848)
Total	$32,958,640	$(7,525,621)	$–	$25,433,019

(1)	Refer to Note 2(b) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy. Each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets.

The following is a reconciliation of investments with unobservable inputs (Level 3) that were used in determining fair value:

				Government	Non-Agency
				Sponsored	Commercial
			Floating	Enterprises	Mortgage-
	Asset-Backed	Common	Rate	Pass-	Backed	Preferred
Investment Type	Securities	Stock	Loans	Throughs	Securities	Stock	Warrants
Balance as of December 1, 2020	$146,599,548	$14,212	$718,509,949	$–	$334,585,399	$1	$–
Accrued Discounts (Premiums)	–		433,437	(428)	(9,617)	–	–
Realized Gain (Loss)	–	(1,776,469)	50,123	(18,618)	10,096	(4,795,109)	–
Change in Unrealized Appreciation (Depreciation)	43,981	1,762,257	4,953,912	16,684	1,838,388	4,795,108	–
Purchases	19,600,000	–	117,946,343	–	534,898,331	–	14,767
Sales	(2,934)	–	(47,273,637)	(338,900)	(15,293,584)	–	–
Transfers into Level 3	–	–	140,316,386	2,583,900	13,894,192	–	–
Transfers out of Level 3	(69,368,473)	–	(43,279,399)	–	(24,190,171)	–	–
Balance as of February 28, 2021	$96,872,122	$–	$891,657,114	$2,242,638	$845,733,034	$–	$14,767
Change in unrealized appreciation/ depreciation for the period ended February 28, 2021, related to Level 3 investments held at February 28, 2021	$43,981	$–	$4,958,926	$16,684	$1,838,388	$–	$–

See Notes to Schedule of Investments.	317

Schedule of Investments (unaudited)

TOTAL RETURN FUND February 28, 2021

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
LONG-TERM INVESTMENTS 115.16%

ASSET-BACKED SECURITIES 18.74%

Automobiles 8.64%
ACC Trust 2018-1 C†	6.81%	2/21/2023	$381	$382,813
ACC Trust 2019-1 B†	4.47%	10/20/2022	3,041	3,090,390
Ally Auto Receivables Trust 2019-4 A2	1.93%	10/17/2022	2,180	2,184,307
American Credit Acceptance Receivables Trust 2019-2 B†	3.05%	5/12/2023	1,591	1,594,491
Avid Automobile Receivables Trust 2019-1 A†	2.62%	2/15/2024	2,160	2,178,929
Avid Automobile Receivables Trust 2019-1 B†	2.82%	7/15/2026	1,747	1,793,519
Avid Automobile Receivables Trust 2019-1 C†	3.14%	7/15/2026	760	782,152
BMW Vehicle Owner Trust 2019-A A2	2.05%	5/25/2022	519	519,894
California Republic Auto Receivables Trust 2017-1 B	2.91%	12/15/2022	1,695	1,705,086
Capital Auto Receivables Asset Trust 2018-2 C†	3.69%	12/20/2023	4,810	4,866,824
CarMax Auto Owner Trust 2019-3 A2A	2.21%	12/15/2022	861	863,688
CarMax Auto Owner Trust 2019-4 A2A	2.01%	3/15/2023	4,583	4,607,928
CarMax Auto Owner Trust 2020-4 C	1.30%	8/17/2026	6,400	6,457,655
Carmax Auto Owner Trust 2021-1 A2A	0.22%	2/15/2024	31,000	31,011,436
Carvana Auto Receivables Trust 2019-3A E†	4.60%	7/15/2026	4,236	4,477,821
Carvana Auto Receivables Trust 2020-P1†	2.84%	9/8/2027	2,750	2,760,236
Carvana Auto Receivables Trust NP1 2020-N1A E†	5.20%	7/15/2027	9,077	9,808,674
Chesapeake Funding II LLC 2017-3A A1†	1.91%	8/15/2029	442	442,691
CPS Auto Receivables Trust 2016-B D†	6.58%	3/15/2022	364	369,093
CPS Auto Receivables Trust 2018-A C†	3.05%	12/15/2023	282	283,056
CPS Auto Receivables Trust 2018-B D†	4.26%	3/15/2024	2,879	2,973,343
CPS Auto Receivables Trust 2019-B E†	5.00%	3/17/2025	1,585	1,651,821
CPS Auto Receivables Trust 2020-A E†	4.09%	12/15/2025	812	833,046
CPS Auto Receivables Trust 2020-C†	1.71%	8/17/2026	5,096	5,199,170
Drive Auto Receivables Trust 2016-CA D†	4.18%	3/15/2024	678	683,553
Drive Auto Receivables Trust 2017-1 E	5.17%	9/16/2024	5,859	5,972,116
Drive Auto Receivables Trust 2017-AA D†	4.16%	5/15/2024	1,416	1,430,521
Drive Auto Receivables Trust 2017-BA E†	5.30%	7/15/2024	24,119	24,336,468
Enterprise Fleet Financing LLC 2018-1 A2†	2.87%	10/20/2023	118	118,412
Exeter Automobile Receivables Trust 2020-2A A†	1.13%	8/15/2023	2,006	2,011,517
Flagship Credit Auto Trust 2018-3 A†	3.07%	2/15/2023	587	588,373
Flagship Credit Auto Trust 2018-3 B†	3.59%	12/16/2024	4,766	4,833,815
Flagship Credit Auto Trust 2020-2 A†	1.49%	7/15/2024	1,737	1,752,779

318	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

TOTAL RETURN FUND February 28, 2021

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Automobiles (continued)
Flagship Credit Auto Trust 2021-1 A†	0.31%	6/16/2025	$13,100	$13,099,206
Ford Credit Auto Lease Trust 2021-A A2	0.19%	7/15/2023	32,000	31,996,771
Ford Credit Auto Owner Trust 2019-C A2A	1.88%	7/15/2022	4,383	4,394,479
Ford Credit Auto Owner Trust 2020-A A2	1.03%	10/15/2022	1,069	1,071,147
Ford Credit Auto Owner Trust 2020-B A2	0.50%	2/15/2023	12,899	12,916,305
Foursight Capital Automobile Receivables Trust 2018-1 B†	3.53%	4/17/2023	948	954,380
Foursight Capital Automobile Receivables Trust 2018-1 C†	3.68%	8/15/2023	3,277	3,337,817
Honda Auto Receivables Owner Trust 2020-2 A2	0.74%	11/15/2022	4,446	4,455,637
Hyundai Auto Receivables Trust 2019-B A2	1.93%	7/15/2022	839	840,698
Mercedes-Benz Auto Lease Trust 2019-A A3	3.10%	11/15/2021	685	687,124
Mercedes-Benz Auto Lease Trust 2021-A A2	0.18%	3/15/2023	32,000	31,996,925
Santander Drive Auto Receivables Trust 2021-1 A2	0.29%	11/15/2023	26,250	26,251,738
Santander Retail Auto Lease Trust 2019-B A2A†	2.29%	4/20/2022	823	826,234
TCF Auto Receivables Owner Trust 2016-PT1A B†	2.92%	10/17/2022	1,552	1,554,131
Toyota Auto Receivables Owner Trust 2021-A A2	0.16%	7/17/2023	43,750	43,744,724
Westlake Automobile Receivables Trust 2020-2A A2A†	0.93%	2/15/2024	19,542	19,608,590
Wheels SPV 2 LLC 2018-1A A2†	3.06%	4/20/2027	102	102,117
World Omni Auto Receivables Trust 2021-A A2	0.17%	2/15/2024	31,700	31,696,992
Total				362,100,632

Credit Cards 1.21%
Genesis Sales Finance Master Trust 2020-AA A†	1.65%	9/22/2025	15,000	15,110,592
Genesis Sales Finance Master Trust 2020-AA D†	4.71%	9/22/2025	2,300	2,313,458
Perimeter Master Note Business Trust 2019-1A A†	4.31%	12/15/2022	8,007	8,032,001
Perimeter Master Note Business Trust 2019-1A B†	6.02%	12/15/2022	1,199	1,221,122
Perimeter Master Note Business Trust 2019-1A C†	8.06%	12/15/2022	2,250	2,292,161
Perimeter Master Note Business Trust 2019-2A A†	4.23%	5/15/2024	15,000	15,679,710
World Financial Network Credit Card Master Trust 2018-B A	3.46%	7/15/2025	6,072	6,178,567
Total				50,827,611

Home Equity 0.00%
New Century Home Equity Loan Trust 2005-A A6	4.716%	8/25/2035	141	141,836

See Notes to Schedule of Investments.	319

Schedule of Investments (unaudited)(continued)

TOTAL RETURN FUND February 28, 2021

Investments	Interest Rate		Maturity Date	Principal Amount (000)		Fair Value
Other 8.89%
ALM VII Ltd. 2012-7A A2R2†	2.091% (3 Mo. LIBOR +1.85%	)#	7/15/2029		$9,692	$9,709,976
ALM VII Ltd. 2012-7A CR2†	3.791% (3 Mo. LIBOR + 3.55%	)#	7/15/2029		2,325	2,325,149
AMMC CLO XIII Ltd. 2013-13A A2LR†	1.918% (3 Mo. LIBOR + 1.70%	)#	7/24/2029		810	809,373
Apidos CLO XXXV 2021-35A A†(a)	Zero Coupon#(b)		4/20/2034		4,660	4,660,000
Avery Point IV CLO Ltd. 2014-1A BR†	1.818% (3 Mo. LIBOR + 1.60%	)#	4/25/2026		2,019	2,020,425
Barings CLO Ltd. 2018-3A D†	3.124% (3 Mo. LIBOR + 2.90%	)#	7/20/2029		4,518	4,395,673
BSPRT Issuer Ltd. 2018-FL4 A†	1.157%
	(1 Mo. LIBOR + 1.05%	)#	9/15/2035		5,598	5,604,725
Carlyle US CLO Ltd. 2021-1A A1†(a)	Zero Coupon	#(b)	4/15/2034		17,670	17,670,000
Cedar Funding II CLO Ltd. 2013-1A DR†	3.83% (3 Mo. LIBOR + 3.60%	)#	6/9/2030		1,730	1,730,523
Cedar Funding VI CLO Ltd. 2016-6A BR†	1.824% (3 Mo. LIBOR + 1.60%	)#	10/20/2028		3,950	3,949,868
CIFC Funding I Ltd. 2021-1A A1†(a)	Zero Coupon	#(b)	4/25/2033		16,720	16,720,000
Diamond Resorts Owner Trust 2017-1A B†	4.11%		10/22/2029		1,312	1,327,140
DRB Prime Student Loan Trust 2015-D A2†	3.20%		1/25/2040		1,752	1,765,545
Elmwood CLO III Ltd. 2019 3A D†	4.091% (3 Mo. LIBOR + 3.85%	)#	10/15/2032		4,000	4,006,308
Elmwood CLO VIII Ltd. 2021 1A B1†(a)	Zero Coupon	#(b)	1/20/2034		10,000	10,000,000
Fairstone Financial Issuance Trust I 2019-1A A†(c)	3.948%		3/21/2033	CAD	1,446	1,137,893
Fairstone Financial Issuance Trust I 2019-1A B†(c)	5.084%		3/21/2033	CAD	650	511,889
Fairstone Financial Issuance Trust I 2019-1A C†(c)	6.299%		3/21/2033	CAD	1,218	959,144
Fairstone Financial Issuance Trust I 2019-1A D†(c)	7.257%		3/21/2033	CAD	719	565,601
Fairstone Financial Issuance Trust I 2020-1A C†(c)	5.162%		10/20/2039	CAD	11,479	8,850,309
Fairstone Financial Issuance Trust I 2020-1A D†(c)	6.873%		10/20/2039	CAD	2,649	2,037,048	(d)
Galaxy XXI CLO Ltd. 2015-21A AR†	1.244% (3 Mo. LIBOR + 1.02%	)#	4/20/2031		$1,970	1,971,379
Gracie Point International Funding 2020 B†	2.523% (1 Mo. LIBOR + 2.40%	)#	5/2/2023		7,161	7,179,425	(d)
Greywolf CLO VII Ltd. 2018-2A A1†	1.404% (3 Mo. LIBOR + 1.18%	)#	10/20/2031		3,800	3,809,420
Halcyon Loan Advisors Funding Ltd. 2015-2A CR†	2.368% (3 Mo. LIBOR + 2.15%	)#	7/25/2027		1,496	1,481,173

320	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

TOTAL RETURN FUND February 28, 2021

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Other (continued)
Halcyon Loan Advisors Funding Ltd. 2015-3A A1R†	1.123% (3 Mo. LIBOR + .90%	)#	10/18/2027	$3,446	$3,441,116
Hardee’s Funding LLC 2018-1A A23†	5.71%		6/20/2048	3,434	3,876,556
Hardee’s Funding LLC 2018-1A A2II†	4.959%		6/20/2048	6,924	7,412,708
Jamestown CLO VII Ltd. 2015-7A CR†	2.818% (3 Mo. LIBOR + 2.60%	)#	7/25/2027	4,459	4,453,461
JFIN CLO Ltd. 2014-1A B1R†	1.674% (3 Mo. LIBOR + 1.45%	)#	4/21/2025	4,500	4,501,307
Kayne CLO 5 Ltd. 2019-5A A†	1.568% (3 Mo. LIBOR + 1.35%	)#	7/24/2032	8,700	8,722,442
Kayne CLO Ltd. 2020-7A A1†	1.423% (3 Mo. LIBOR + 1.20%	)#	4/17/2033	11,511	11,534,523
Kayne CLO Ltd. 2021-10A A†(a)	Zero Coupon	#(b)	4/23/2034	13,740	13,740,000
KKR CLO Ltd-29A D†	Zero Coupon	#(b)	1/15/2032	7,000	7,000,000
KKR CLO Ltd. 18 A†	1.496% (3 Mo. LIBOR + 1.27%	)#	7/18/2030	5,697	5,702,413
KKR CLO Ltd. 18 D†	3.826% (3 Mo. LIBOR + 3.60%	)#	7/18/2030	918	920,303
Lending Funding Trust 2020-2A A†	2.32%		4/21/2031	11,751	11,867,229
Longtrain Leasing III LLC 2015-1A A2†	4.06%		1/15/2045	4,876	4,972,983
Marble Point CLO XVII Ltd. 2020-1A A†	1.518% (3 Mo. LIBOR + 1.30%	)#	4/20/2033	7,154	7,179,728
Massachusetts Educational Financing Authority 2008-1 A1	1.168% (3 Mo. LIBOR + .95%	)#	4/25/2038	2,205	2,217,112
ME Funding LLC 2019-1 A2†	6.448%		7/30/2049	13,394	13,984,374
Mountain View CLO LLC 2017-1A AR†	1.313% (3 Mo. LIBOR + 1.09%	)#	10/16/2029	6,610	6,612,417
Mountain View CLO X Ltd. 2015-10A BR†	1.575% (3 Mo. LIBOR + 1.35%	)#	10/13/2027	4,300	4,275,897
Navient Private Education Refi Loan Trust 2018-DA A2A†	4.00%		12/15/2059	3,327	3,567,705
Newark BSL CLO 1 Ltd. 2016-1A CR†	3.213% (3 Mo. LIBOR + 3.00%	)#	12/21/2029	4,440	4,409,411
Octagon Investment Partners 29 Ltd. 2016-1A AR†	1.398% (3 Mo. LIBOR + 1.18%	)#	1/24/2033	6,493	6,509,742
Octagon Investment Partners 48 Ltd. 2020-3A A†	1.732% (3 Mo. LIBOR + 1.50%	)#	10/20/2031	7,650	7,688,913

See Notes to Schedule of Investments.	321

Schedule of Investments (unaudited)(continued)

TOTAL RETURN FUND February 28, 2021

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Other (continued)
Octagon Investment Partners XI 2012 1A A2R†	2.141% (3 Mo. LIBOR + 1.90%	)#	7/15/2029	$1,060	$1,063,683
Octagon Investment Partners XV Ltd. 2013-1A A1B2†	1.273% (3 Mo. LIBOR + 1.05%	)#	7/19/2030	10,700	10,700,107
Orec Ltd. 2018-CRE1 A†	1.287% (1 Mo. LIBOR + 1.18%	)#	6/15/2036	6,539	6,547,532
Parallel Ltd. 2017-1A A1R†	1.254% (3 Mo. LIBOR + 1.03%	)#	7/20/2029	2,570	2,565,820
Pennsylvania Higher Education Assistance Agency 2006-1 B	0.488% (3 Mo. LIBOR + .27%	)#	4/25/2038	1,219	1,164,110
Planet Fitness Master Issuer LLC 2019-1A A2†	3.858%		12/5/2049	3,286	3,142,906
Race Point IX CLO Ltd. 2015-9A A1AR†	1.451% (3 Mo. LIBOR + 1.21%	)#	10/15/2030	3,012	3,014,552
Race Point IX CLO Ltd. 2015-9A CR†	3.441% (3 Mo. LIBOR + 3.20%	)#	10/15/2030	6,090	5,737,831
SCF Equipment Leasing LLC 2019-1A A2†	3.23%		10/20/2024	1,586	1,591,791
SCF Equipment Leasing LLC 2019-1A C†	3.92%		11/20/2026	13,901	14,003,250
SCF Equipment Leasing LLC 2019-2A B†	2.76%		8/20/2026	9,263	9,731,152
SCF Equipment Leasing LLC 2021-1A D†	1.93%		9/20/2030	7,475	7,456,634
Shackleton CLO Ltd. 2016-9A B†	2.124% (3 Mo. LIBOR + 1.90%	)#	10/20/2028	3,333	3,338,504
Shackleton CLO Ltd. 2019-14A A2†	2.124% (3 Mo. LIBOR + 1.90%	)#	7/20/2030	11,147	11,155,048
Signal Peak CLO 1 Ltd. 2014-1A ARR†	1.393% (3 Mo. LIBOR + 1.17%	)#	1/17/2029	2,283	2,285,969
SLC Student Loan Trust 2008-1 A4A	1.817% (3 Mo. LIBOR + 1.60%	)#	12/15/2032	6,676	6,868,302
Sound Point CLO XI Ltd. 2016-1A AR†	1.324% (3 Mo. LIBOR + 1.10%	)#	7/20/2028	3,571	3,575,908
Sound Point CLO XV Ltd. 2017-1A C†	2.718% (3 Mo. LIBOR + 2.50%	)#	1/23/2029	3,701	3,694,803
Towd Point Asset Trust 2018-SL1 A†	0.73% (1 Mo. LIBOR + .60%	)#	1/25/2046	3,422	3,401,638
TPG Real Estate Finance Issuer Ltd. 2018-FL2 A†	1.238% (1 Mo. LIBOR + 1.13%	)#	11/15/2037	6,667	6,667,918
Tralee CLO III Ltd. 2014-3A AR†	1.254% (3 Mo. LIBOR + 1.03%	)#	10/20/2027	3,855	3,860,176
Westgate Resorts LLC 2018-1A A†	3.38%		12/20/2031	1,280	1,295,984
Total					372,651,944
Total Asset-Backed Securities (cost $782,337,715)					785,722,023

322	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

TOTAL RETURN FUND February 28, 2021

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
CORPORATE BONDS 37.80%

Advertising 0.10%
Clear Channel Outdoor Holdings, Inc.†	7.75%	4/15/2028	$4,129	$4,198,677

Aerospace/Defense 1.09%
Boeing Co. (The)	4.875%	5/1/2025	19,562	21,878,535
Boeing Co. (The)	5.04%	5/1/2027	12,863	14,840,614
Signature Aviation US Holdings, Inc.†	4.00%	3/1/2028	4,289	4,349,861
TransDigm, Inc.	6.375%	6/15/2026	4,529	4,674,177
Total				45,743,187

Air Transportation 0.74%
American Airlines Group, Inc.†	5.00%	6/1/2022	2,241	2,162,565
American Airlines, Inc.†	11.75%	7/15/2025	3,839	4,578,008
British Airways 2020-1 Class A Pass Through Trust (United Kingdom)†(e)	4.25%	11/15/2032	1,815	1,957,083
Delta Air Lines, Inc.†	7.00%	5/1/2025	8,298	9,674,435
Delta Air Lines, Inc./SkyMiles IP Ltd.†	4.50%	10/20/2025	3,691	3,943,388
Delta Air Lines, Inc./SkyMiles IP Ltd.†	4.75%	10/20/2028	3,739	4,154,185
Spirit Loyalty Cayman Ltd./Spirit IP Cayman Ltd.†	8.00%	9/20/2025	3,871	4,363,430
Total				30,833,094

Apparel 0.21%
Levi Strauss & Co.†	3.50%	3/1/2031	6,207	6,284,588
PVH Corp.	7.75%	11/15/2023	2,290	2,683,761
Total				8,968,349
Auto Parts: Original Equipment 0.27%
Adient Global Holdings Ltd.†	4.875%	8/15/2026	4,724	4,777,145
American Axle & Manufacturing, Inc.	6.50%	4/1/2027	4,147	4,335,233
Clarios Global LP / Clarios US Finance Co.†	8.50%	5/15/2027	2,228	2,407,688
Total				11,520,066

Automotive 0.78%
Ford Motor Co.	7.45%	7/16/2031	9,819	12,746,289
General Motors Financial Co., Inc.	3.60%	6/21/2030	14,538	15,731,039
Tesla, Inc.†	5.30%	8/15/2025	4,112	4,284,499
Total				32,761,827

Banks: Regional 4.25%
Akbank T.A.S. (Turkey)†(e)	5.00%	10/24/2022	2,455	2,507,085
Banco do Brasil SA†	4.625%	1/15/2025	4,000	4,335,000

See Notes to Schedule of Investments.	323

Schedule of Investments (unaudited)(continued)

TOTAL RETURN FUND February 28, 2021

Investments	Interest Rate		Maturity Date		Principal Amount (000)	Fair Value
Banks: Regional (continued)
Bank of America Corp.	3.593% (3 Mo. LIBOR + 1.37%	)#	7/21/2028		$10,476	$11,706,497
Bank of America Corp.	3.95%		4/21/2025		2,775	3,072,352
Bank of America Corp.	3.97% (3 Mo. LIBOR + 1.07%	)#	3/5/2029		5,597	6,356,930
Bank of America Corp.	4.00%		1/22/2025		4,554	5,045,672
Bank of America Corp.	4.45%		3/3/2026		2,000	2,291,073
Citigroup, Inc.	2.666% (SOFR + 1.15%	)#	1/29/2031		4,013	4,152,460
Citigroup, Inc.	3.887% (3 Mo. LIBOR + 1.56%	)#	1/10/2028		13,692	15,374,227
Citigroup, Inc.	3.98% (3 Mo. LIBOR + 1.34%	)#	3/20/2030		8,361	9,486,851
JPMorgan Chase & Co.	3.54% (3 Mo. LIBOR + 1.38%	)#	5/1/2028		3,733	4,144,802
JPMorgan Chase & Co.	3.782% (3 Mo. LIBOR + 1.34%	)#	2/1/2028		5,679	6,399,278
JPMorgan Chase & Co.	4.60% (SOFR + 3.13%	)#	–	(f)	5,345	5,458,581
Macquarie Group Ltd. (Australia)†(e)	4.654% (3 Mo. LIBOR + 1.73%	)#	3/27/2029		9,640	11,167,333
Morgan Stanley	3.625%		1/20/2027		15,872	17,820,793
Morgan Stanley	4.431% (3 Mo. LIBOR + 1.63%	)#	1/23/2030		5,693	6,671,173
Popular, Inc.	6.125%		9/14/2023		683	740,130
Toronto-Dominion Bank (The) (Canada)(e)	3.625% (5 Yr. Swap rate + 2.21%	)#	9/15/2031		8,906	9,909,422
UBS AG (Switzerland)(e)	5.125%		5/15/2024		9,363	10,360,721
Wells Fargo & Co.	2.393% (SOFR + 2.10%	)#	6/2/2028		20,155	20,951,401
Westpac Banking Corp. (Australia)(e)	4.322% (5 Yr. Swap rate + 2.24%	)#	11/23/2031		17,998	20,219,916
Total						178,171,697

Beverages 0.03%
Becle SAB de CV (Mexico)†(e)	3.75%		5/13/2025		1,033	1,124,679

Biotechnology Research & Production 0.72%
Biogen, Inc.	2.25%		5/1/2030		20,039	20,074,271
Regeneron Pharmaceuticals, Inc.	1.75%		9/15/2030		10,452	9,924,424
Total						29,998,695

324	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

TOTAL RETURN FUND February 28, 2021

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Building Materials 0.49%
Cemex SAB de CV (Mexico)†(e)	5.45%	11/19/2029	$3,880	$4,247,242
Forterra Finance LLC/FRTA Finance Corp.†	6.50%	7/15/2025	4,013	4,321,499
Griffon Corp.	5.75%	3/1/2028	3,679	3,867,549
Owens Corning, Inc.	3.95%	8/15/2029	7,348	8,251,605
Total				20,687,895

Business Services 0.49%
Adani Ports & Special Economic Zone Ltd. (India)†(e)	4.00%	7/30/2027	2,055	2,205,815
CoStar Group, Inc.†	2.80%	7/15/2030	2,525	2,552,020
Garda World Security Corp. (Canada)†(e)	4.625%	2/15/2027	4,192	4,171,040
Global Payments, Inc.	3.20%	8/15/2029	3,217	3,439,247
Pepperdine University	3.301%	12/1/2059	1,856	1,939,646
Rent-A-Center, Inc.†	6.375%	2/15/2029	2,097	2,186,353
United Rentals North America, Inc.	4.00%	7/15/2030	4,045	4,200,530
Total				20,694,651

Chemicals 0.36%
CF Industries, Inc.	4.95%	6/1/2043	3,388	3,996,188
Nouryon Holding BV (Netherlands)†(e)	8.00%	10/1/2026	3,865	4,119,993
Phosagro OAO Via Phosagro Bond Funding DAC (Ireland)†(e)	3.949%	4/24/2023	6,720	7,012,502
Total				15,128,683

Coal 0.09%
Warrior Met Coal, Inc.†	8.00%	11/1/2024	3,800	3,916,964

Computer Hardware 0.44%
Dell International LLC/EMC Corp.†	5.45%	6/15/2023	1,752	1,922,420
Dell International LLC/EMC Corp.†	6.02%	6/15/2026	863	1,035,137
Dell International LLC/EMC Corp.†	8.35%	7/15/2046	7,347	11,262,964
Hewlett Packard Enterprise Co.	0.90%
(3 Mo. LIBOR + .68%)#		3/12/2021	4,027	4,027,740
Total				18,248,261

Computer Software 0.29%
Oracle Corp.	2.95%	4/1/2030	11,336	12,208,899

Construction/Homebuilding 0.59%
Century Communities, Inc.	6.75%	6/1/2027	3,686	3,936,298
NVR, Inc.	3.00%	5/15/2030	11,256	11,979,821
Toll Brothers Finance Corp.	4.35%	2/15/2028	3,884	4,325,067
Tri Pointe Homes Inc	5.25%	6/1/2027	4,097	4,445,900
Total				24,687,086

See Notes to Schedule of Investments.	325

Schedule of Investments (unaudited)(continued)

TOTAL RETURN FUND February 28, 2021

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Containers 0.14%
Ball Corp.	2.875%	8/15/2030	$5,836	$5,675,510

Drugs 0.21%
Bayer Corp.†	6.65%	2/15/2028	2,173	2,783,119
Bayer US Finance II LLC†	3.875%	12/15/2023	5,573	6,060,246
Total				8,843,365

Electric: Power 2.66%
Ausgrid Finance Pty Ltd. (Australia)†(e)	4.35%	8/1/2028	7,038	7,990,724
Calpine Corp.†	5.00%	2/1/2031	4,293	4,255,307
Cikarang Listrindo Tbk PT (Indonesia)†(e)	4.95%	9/14/2026	6,150	6,376,013
Cleco Corporate Holdings LLC	3.375%	9/15/2029	3,100	3,223,546
Emera US Finance LP	3.55%	6/15/2026	24,962	27,480,881
Emirates Semb Corp., Water & Power Co. PJSC (United Arab Emirates)†(e)	4.45%	8/1/2035	1,845	2,168,355
Eskom Holdings SOC Ltd. (South Africa)†(e)	6.35%	8/10/2028	6,000	6,471,780
FirstEnergy Corp.	4.40%	7/15/2027	8,370	9,199,947
Liberty Utilities Finance GP 1†	2.05%	9/15/2030	7,170	7,025,840
Minejesa Capital BV (Netherlands)†(e)	4.625%	8/10/2030	1,800	1,900,908
NRG Energy, Inc.†	2.45%	12/2/2027	4,183	4,230,093
NRG Energy, Inc.	5.75%	1/15/2028	3,821	4,066,977
Pennsylvania Electric Co.†	3.60%	6/1/2029	3,906	4,160,953
PG&E Corp.	5.00%	7/1/2028	4,028	4,239,772
PSEG Power LLC	8.625%	4/15/2031	5,064	7,710,354
Star Energy Geothermal Darajat II/Star Energy Geothermal Salak (Indonesia)†(e)	4.85%	10/14/2038	330	367,620
Vistra Operations Co. LLC†	3.55%	7/15/2024	9,911	10,664,111
Total				111,533,181

Electrical Equipment 0.60%
Broadcom, Inc.	4.75%	4/15/2029	11,849	13,588,387
NXP BV/NXP Funding LLC (Netherlands)†(e)	3.15%	5/1/2027	7,323	7,926,295
SK Hynix, Inc. (Korea)†(e)	2.375%	1/19/2031	3,600	3,522,747
Total				25,037,429

Energy Equipment & Services 0.10%
Greenko Solar Mauritius Ltd. (Mauritius)†(e)	5.95%	7/29/2026	3,880	4,161,207

Entertainment 0.53%
Caesars Entertainment, Inc.†	8.125%	7/1/2027	4,009	4,373,839
Cedar Fair LP	5.25%	7/15/2029	4,190	4,207,556

326	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

TOTAL RETURN FUND February 28, 2021

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Entertainment (continued)
Live Nation Entertainment, Inc.†	3.75%	1/15/2028	$1,214	$1,218,947
Live Nation Entertainment, Inc.†	4.75%	10/15/2027	4,211	4,260,543
Penn National Gaming, Inc.†	5.625%	1/15/2027	3,891	4,071,348
Scientific Games International, Inc.†	7.25%	11/15/2029	3,853	4,196,649
Total				22,328,882

Environmental Services 0.08%
Stericycle, Inc.†	3.875%	1/15/2029	3,371	3,399,316

Financial Services 1.94%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland)(e)	3.50%	1/15/2025	10,075	10,667,064
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland)(e)	3.875%	1/23/2028	6,006	6,472,782
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland)(e)	4.875%	1/16/2024	2,348	2,564,013
Ally Financial, Inc.	8.00%	11/1/2031	2,911	4,171,687
Aviation Capital Group LLC†	1.95%	1/30/2026	2,066	2,034,146
Avolon Holdings Funding Ltd. (Ireland)†(e)	4.25%	4/15/2026	8,427	8,914,687
Brightsphere Investment Group, Inc.	4.80%	7/27/2026	3,066	3,356,058
Global Aircraft Leasing Co. Ltd. PIK 7.25%†	6.50%	9/15/2024	5,924	5,339,662
International Lease Finance Corp.	5.875%	8/15/2022	1,071	1,149,076
Nationstar Mortgage Holdings, Inc.†	5.50%	8/15/2028	4,065	4,184,409
Navient Corp.	5.00%	3/15/2027	6,793	6,666,514
Neuberger Berman Group LLC/Neuberger Berman Finance Corp.†	4.50%	3/15/2027	3,612	4,035,796
Neuberger Berman Group LLC/Neuberger Berman Finance Corp.†	4.875%	4/15/2045	4,780	5,187,240
OneMain Finance Corp.	5.375%	11/15/2029	8,701	9,201,308
Quicken Loans LLC/Quicken Loans Co-Issuer, Inc.†	3.625%	3/1/2029	4,198	4,163,891
SURA Asset Management SA (Colombia)†(e)	4.375%	4/11/2027	2,737	3,091,305
Total				81,199,638

Food 0.38%
Albertsons Cos, Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC†	4.875%	2/15/2030	3,763	3,899,296
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc.†	6.50%	4/15/2029	3,667	4,132,232
Kraft Heinz Foods Co.	4.375%	6/1/2046	3,967	4,331,992
Minerva Luxembourg SA (Luxembourg)†(e)	5.875%	1/19/2028	3,261	3,521,065
Total				15,884,585

See Notes to Schedule of Investments.	327

Schedule of Investments (unaudited)(continued)

TOTAL RETURN FUND February 28, 2021

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Health Care Products 0.67%
Alcon Finance Corp.†	2.60%	5/27/2030	$16,235	$16,763,268
Boston Scientific Corp.	2.65%	6/1/2030	10,987	11,388,693
Total				28,151,961

Health Care Services 2.28%
Adventist Health System	2.952%	3/1/2029	2,279	2,434,939
Advocate Health & Hospitals Corp.	2.211%	6/15/2030	7,733	7,827,154
Centene Corp.	3.375%	2/15/2030	3,950	4,065,597
CommonSpirit Health	3.347%	10/1/2029	13,200	14,268,087
DaVita, Inc.†	3.75%	2/15/2031	4,196	4,006,425
HCA, Inc.	4.125%	6/15/2029	12,892	14,567,722
HCA, Inc.	4.50%	2/15/2027	5,323	6,088,987
HCA, Inc.	5.25%	6/15/2026	6,002	7,026,474
Legacy LifePoint Health LLC†	4.375%	2/15/2027	5,710	5,690,472
MEDNAX, Inc.†	6.25%	1/15/2027	3,865	4,087,160
New York and Presbyterian Hospital (The)	3.954%	8/1/2119	1,297	1,436,593
Radiology Partners, Inc.†	9.25%	2/1/2028	4,152	4,504,920
Seattle Children’s Hospital	2.719%	10/1/2050	5,327	5,080,229
Select Medical Corp.†	6.25%	8/15/2026	3,851	4,126,501
Surgery Center Holdings, Inc.†	10.00%	4/15/2027	3,684	4,105,431
Tenet Healthcare Corp.†	4.875%	1/1/2026	4,000	4,139,720
Tenet Healthcare Corp.†	6.25%	2/1/2027	1,883	1,990,133
Total				95,446,544

Household Equipment/Products 0.06%
Newell Brands, Inc.	5.875%	4/1/2036	1,886	2,357,500

Investment Management Companies 0.05%
Temasek Financial I Ltd. (Singapore)†(e)	2.50%	10/6/2070	2,460	2,294,427

Leisure 0.37%
Carnival Corp.†	7.625%	3/1/2026	2,521	2,653,353
Carnival Corp.†	11.50%	4/1/2023	5,591	6,382,993
Royal Caribbean Cruises Ltd.†	11.50%	6/1/2025	3,566	4,176,677
Viking Cruises Ltd.†	13.00%	5/15/2025	1,859	2,192,012
Total				15,405,035

Lodging 0.26%
Boyd Gaming Corp.	4.75%	12/1/2027	2,038	2,075,611
Boyd Gaming Corp.	6.00%	8/15/2026	2,445	2,538,228
Hilton Domestic Operating Co., Inc.	4.875%	1/15/2030	5,811	6,272,365
Total				10,886,204

328	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

TOTAL RETURN FUND February 28, 2021

Investments	Interest Rate		Maturity Date		Principal Amount (000)		Fair Value
Machinery: Agricultural 0.70%
BAT Capital Corp.	4.70%		4/2/2027			$3,153	$3,615,935
BAT Capital Corp.	4.906%		4/2/2030			13,082	15,212,691
MHP Lux SA (Luxembourg)†(e)	6.25%		9/19/2029			7,870	8,048,649
MHP Lux SA (Luxembourg)†(e)	6.95%		4/3/2026			2,460	2,652,384
Total							29,529,659

Machinery: Industrial/Specialty 0.52%
nVent Finance Sarl (Luxembourg)(e)	4.55%		4/15/2028			13,974	14,900,615
Vertical Midco GmbH†(c)	4.375%		7/15/2027		EUR	1,744	2,207,091
Vertical US Newco, Inc.†	5.25%		7/15/2027			$4,654	4,860,521
Total							21,968,227

Manufacturing 0.35%
General Electric Co.	3.521% (3 Mo. LIBOR + 3.33%	)#	–	(f)		15,151	14,460,872

Media 1.33%
CCO Holdings LLC/CCO Holdings Capital Corp.†	4.75%		3/1/2030			1,900	1,985,405
CCO Holdings LLC/CCO Holdings Capital Corp.†	5.00%		2/1/2028			1,951	2,045,624
Cox Communications, Inc.†	8.375%		3/1/2039			11,333	19,284,648
CSC Holdings LLC†	5.50%		4/15/2027			3,800	4,002,160
Diamond Sports Group LLC/Diamond Sports Finance Co.†	5.375%		8/15/2026			5,154	3,651,351
DISH DBS Corp.	7.75%		7/1/2026			3,853	4,245,101
Globo Comunicacao e Participacoes SA (Brazil)†(e)	4.875%		1/22/2030			6,120	6,370,981
Scripps Escrow, Inc.†	5.875%		7/15/2027			3,962	4,133,356
Time Warner Cable LLC	7.30%		7/1/2038			2,682	3,842,036
Time Warner Entertainment Co. LP	8.375%		7/15/2033			4,078	6,094,891
Total							55,655,553

Metals & Minerals: Miscellaneous 1.61%
Anglo American Capital plc (United Kingdom)†(e)	4.00%		9/11/2027			10,010	11,365,539
Anglo American Capital plc (United Kingdom)†(e)	4.75%		4/10/2027			10,543	12,371,916
Antofagasta plc (Chile)†(e)	2.375%		10/14/2030			4,210	4,187,898
FMG Resources August 2006 Pty Ltd. (Australia)†(e)	4.50%		9/15/2027			3,962	4,359,943
Freeport-McMoRan, Inc.	4.125%		3/1/2028			4,247	4,467,313
Freeport-McMoRan, Inc.	4.25%		3/1/2030			3,995	4,340,807
Glencore Funding LLC†	4.875%		3/12/2029			18,042	21,245,832
Hecla Mining Co.	7.25%		2/15/2028			2,712	2,942,520

See Notes to Schedule of Investments.	329

Schedule of Investments (unaudited)(continued)

TOTAL RETURN FUND February 28, 2021

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Metals & Minerals: Miscellaneous (continued)
Kinross Gold Corp. (Canada)(e)	5.95%	3/15/2024	$1,969	$2,235,645
Total				67,517,413

Natural Gas 0.65%
National Fuel Gas Co.	5.50%	1/15/2026	7,186	8,324,906
NiSource, Inc.	3.49%	5/15/2027	17,114	18,950,005
Total				27,274,911

Oil 3.46%
Afren plc (United Kingdom)†(e)(g)	10.25%	4/8/2019	2,537	–	(h)
Apache Corp.	4.375%	10/15/2028	2,230	2,266,795
Apache Corp.	4.625%	11/15/2025	2,966	3,077,225
California Resources Corp.†	7.125%	2/1/2026	2,119	2,122,973
Continental Resources, Inc.	3.80%	6/1/2024	4,298	4,409,684
Continental Resources, Inc.†	5.75%	1/15/2031	5,617	6,339,964
Diamondback Energy, Inc.	3.50%	12/1/2029	4,785	5,034,167
Diamondback Energy, Inc.	4.75%	5/31/2025	3,788	4,272,214
Empresa Nacional del Petroleo (Chile)†(e)	3.75%	8/5/2026	4,700	5,113,384
EQT Corp.	7.625%	2/1/2025	3,849	4,482,603
Equinor ASA (Norway)(e)	7.15%	11/15/2025	4,060	5,126,712
Hilcorp Energy I LP/Hilcorp Finance Co.†	5.75%	2/1/2029	3,576	3,649,755
Hilcorp Energy I LP/Hilcorp Finance Co.†	6.25%	11/1/2028	4,412	4,613,297
Laredo Petroleum, Inc.	9.50%	1/15/2025	9,357	8,906,741
MEG Energy Corp. (Canada)†(e)	5.875%	2/1/2029	2,270	2,310,406
MEG Energy Corp. (Canada)†(e)	7.125%	2/1/2027	7,431	7,814,254
Murphy Oil Corp.	5.875%	12/1/2027	6,353	6,263,677
Occidental Petroleum Corp.	6.125%	1/1/2031	6,743	7,545,923
OGX Austria GmbH (Brazil)†(e)(g)	8.50%	6/1/2018	1,730	35
Pertamina Persero PT (Indonesia)†(e)	4.15%	2/25/2060	1,300	1,255,004
Pertamina Persero PT (Indonesia)†(e)	4.70%	7/30/2049	800	843,517
Pertamina Persero PT (Indonesia)†(e)	5.625%	5/20/2043	1,500	1,738,893
Petroleos Mexicanos (Mexico)(e)	4.50%	1/23/2026	6,372	6,278,013
Petroleos Mexicanos (Mexico)(e)	5.35%	2/12/2028	18,010	17,506,260
Range Resources Corp.	9.25%	2/1/2026	4,236	4,614,953
Saudi Arabian Oil Co. (Saudi Arabia)†(e)	2.875%	4/16/2024	6,400	6,754,826
SM Energy Co.	5.625%	6/1/2025	1,886	1,799,951
SM Energy Co.	6.75%	9/15/2026	3,462	3,288,467
Southwestern Energy Co.	7.75%	10/1/2027	4,119	4,415,053

330	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

TOTAL RETURN FUND February 28, 2021

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Oil (continued)
Tengizchevroil Finance Co. International Ltd. (Kazakhstan)†(e)	3.25%		8/15/2030	$2,900	$2,950,005
Transocean Guardian Ltd.†	5.875%		1/15/2024	8,776	7,958,848
Viper Energy Partners LP†	5.375%		11/1/2027	2,028	2,138,273
Total					144,891,872

Oil: Crude Producers 1.35%
Abu Dhabi Crude Oil Pipeline LLC (United Arab Emirates)†(e)	4.60%		11/2/2047	2,240	2,589,745
AI Candelaria Spain SLU (Spain)†(e)	7.50%		12/15/2028	250	284,687
Buckeye Partners LP	6.375% (3 Mo. LIBOR + 4.02%	)#	1/22/2078	5,349	4,355,664
Cheniere Corpus Christi Holdings LLC	3.70%		11/15/2029	2,461	2,667,260
Galaxy Pipeline Assets Bidco Ltd. (United Arab Emirates)†(e)	3.25%		9/30/2040	9,000	8,857,347
MPLX LP	3.375%		3/15/2023	6,897	7,235,666
Sabine Pass Liquefaction LLC	5.875%		6/30/2026	17,298	20,641,988
Western Midstream Operating LP	5.30%		2/1/2030	9,358	10,154,413
Total					56,786,770

Oil: Integrated Domestic 0.25%
Baker Hughes a GE Co. LLC/Baker Hughes Co-Obligor, Inc.	3.337%		12/15/2027	9,547	10,549,242

Paper & Forest Products 0.13%
Suzano Austria GmbH (Brazil)(e)	3.75%		1/15/2031	5,329	5,635,151

Real Estate Investment Trusts 2.15%
Country Garden Holdings Co. Ltd. (China)(e)	4.75%		1/17/2023	1,483	1,521,558
Country Garden Holdings Co. Ltd. (China)(e)	4.75%		9/28/2023	6,712	6,886,266
EPR Properties	4.95%		4/15/2028	6,790	6,999,245
Equinix, Inc.	1.55%		3/15/2028	12,072	11,858,917
Equinix, Inc.	2.625%		11/18/2024	5,956	6,320,587
ESH Hospitality, Inc.†	4.625%		10/1/2027	4,276	4,348,136
Healthcare Trust of America Holdings LP	3.10%		2/15/2030	5,785	6,141,734
Kaisa Group Holdings Ltd. (China)(e)	9.375%		6/30/2024	2,200	2,106,517
Kaisa Group Holdings Ltd. (China)†(e)	11.95%		10/22/2022	2,460	2,583,615
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer†	5.875%		10/1/2028	4,105	4,332,006
Sunac China Holdings Ltd. (China)(e)	5.95%		4/26/2024	1,210	1,206,980
VEREIT Operating Partnership LP	4.875%		6/1/2026	15,947	18,532,363
WEA Finance LLC†	2.875%		1/15/2027	9,099	9,249,153

See Notes to Schedule of Investments.	331

Schedule of Investments (unaudited)(continued)

TOTAL RETURN FUND February 28, 2021

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Real Estate Investment Trusts (continued)
Yuzhou Group Holdings Co. Ltd. (China)(e)	6.00%	10/25/2023	$1,700	$1,729,750
Zhenro Properties Group Ltd. (China)(e)	8.65%	1/21/2023	6,200	6,383,287
Total				90,200,114

Retail 1.17%
Carvana Co.†	5.875%	10/1/2028	3,892	4,101,195
Gap, Inc. (The)†	8.625%	5/15/2025	3,600	4,019,256
IRB Holding Corp.†	7.00%	6/15/2025	3,974	4,320,076
L Brands, Inc.	6.875%	11/1/2035	7,337	8,912,107
Nordstrom, Inc.	4.375%	4/1/2030	6,325	6,189,443
Party City Holdings, Inc.†	8.75%	2/15/2026	4,136	4,226,475
Penske Automotive Group, Inc.	3.50%	9/1/2025	4,227	4,316,824
PetSmart, Inc./PetSmart Finance Corp.†	4.75%	2/15/2028	4,581	4,743,213
Rite Aid Corp.†	8.00%	11/15/2026	7,908	8,337,997
Total				49,166,586

Steel 0.29%
Cleveland-Cliffs, Inc.†	4.625%	3/1/2029	3,506	3,435,880
Cleveland-Cliffs, Inc.	5.875%	6/1/2027	4,108	4,199,239
GUSAP III LP†	4.25%	1/21/2030	4,000	4,311,800
Total				11,946,919

Technology 1.34%
Baidu, Inc. (China)(e)	2.375%	10/9/2030	3,220	3,176,548
GrubHub Holdings, Inc.†	5.50%	7/1/2027	6,085	6,345,742
JD.com, Inc. (China)(e)	3.375%	1/14/2030	10,030	10,732,600
Match Group Holdings II LLC†	5.00%	12/15/2027	1,980	2,081,851
Match Group Holdings II LLC†	5.625%	2/15/2029	1,858	2,025,220
Meituan (China)†(e)	3.05%	10/28/2030	4,700	4,734,780
Netflix, Inc.†	4.875%	6/15/2030	3,591	4,134,139
Netflix, Inc.	6.375%	5/15/2029	5,169	6,428,944
Prosus NV (Netherlands)†(e)	3.832%	2/8/2051	7,000	6,373,129
Prosus NV (Netherlands)†(e)	5.50%	7/21/2025	5,300	6,031,840
Uber Technologies, Inc.†	8.00%	11/1/2026	3,839	4,154,662
Total				56,219,455

Telecommunications 0.88%
AT&T, Inc.	4.30%	2/15/2030	11,631	13,348,678
Connect Finco SARL/Connect US Finco LLC (Luxembourg)†(e)	6.75%	10/1/2026	6,098	6,330,486

332	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

TOTAL RETURN FUND February 28, 2021

Investments	Interest Rate		Maturity Date	Principal Amount (000)		Fair Value
Telecommunications (continued)
Frontier Communications Corp.†	5.00%		5/1/2028		$4,819	$4,971,160
LogMeIn, Inc.†	5.50%		9/1/2027		4,083	4,271,839
Sprint Capital Corp.	6.875%		11/15/2028		3,140	3,977,988
Zayo Group Holdings, Inc.†	4.00%		3/1/2027		4,063	4,051,563
Total						36,951,714

Toys 0.10%
Mattel, Inc.†	6.75%		12/31/2025		3,948	4,152,506

Transportation: Miscellaneous 0.15%
Watco Cos LLC/Watco Finance Corp.†	6.50%		6/15/2027		5,813	6,257,259

Utilities 0.10%
Aegea Finance Sarl (Luxembourg)†(e)	5.75%		10/10/2024		3,936	4,092,653
Total Corporate Bonds (cost $1,518,194,897)						1,584,754,370

FLOATING RATE LOANS(i) 0.98%

Business Services 0.21%
KUEHG Corp. 2018 Incremental Term Loan	4.75% (3 Mo. LIBOR + 3.75%	)	2/21/2025		4,406	4,292,332
Learning Care Group, Inc. 2018 1st Lien Term Loan	4.25% (3 Mo. LIBOR + 3.25%	)	3/13/2025		4,445	4,336,597
Total						8,628,929

Financial Services 0.10%
SSH Group Holdings, Inc. 2018 1st Lien Term Loan	4.504% (3 Mo. LIBOR + 4.25%	)	7/30/2025		4,451	4,300,899

Health Care Services 0.21%
Heartland Dental LLC 2018 1st Lien Term Loan	3.615% (1 Mo. LIBOR + 3.50%	)	4/30/2025		4,398	4,333,388
MED ParentCo LP 1st Lien Delayed Draw Term Loan	4.36% (1 Mo. LIBOR + 4.25%	)	8/31/2026		879	868,319
MED ParentCo LP 1st Lien Term Loan	4.365% (1 Mo. LIBOR + 4.25%	)	8/31/2026		3,503	3,462,626
Total						8,664,333

Leisure 0.10%
Amer Sports Oyj EUR Term Loan B(c)	4.50% (6 Mo. EURIBOR + 4.50%	)	3/30/2026	EUR	3,538	4,228,887

See Notes to Schedule of Investments.	333

Schedule of Investments (unaudited)(continued)

TOTAL RETURN FUND February 28, 2021

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Miscellaneous 0.10%
MND Holdings III Corp 2018 1st Lien Term Loan	4.50% (3 Mo. LIBOR + 3.50%	)	6/19/2024	$4,514	$4,390,135

Oil 0.10%
Brazos Delaware II, LLC Term Loan B	4.111% (1 Mo. LIBOR + 4.00%	)	5/21/2025	4,584	4,245,105

Oil: Integrated Domestic 0.16%
BCP Raptor II, LLC 1st Lien Term Loan	4.865% (1 Mo. LIBOR + 4.75%	)	11/3/2025	6,850	6,498,941
Total Floating Rate Loans (cost $40,353,464)					40,957,229

FOREIGN GOVERNMENT OBLIGATIONS(e) 2.00%

Dominican Republic 0.11%
Dominican Republic†	4.875%		9/23/2032	4,492	4,576,225

Egypt 0.35%
Republic of Egypt†	4.55%		11/20/2023	635	652,179
Republic of Egypt†	6.125%		1/31/2022	1,065	1,093,643
Republic of Egypt†	6.588%		2/21/2028	3,800	4,044,150
Republic of Egypt†	7.60%		3/1/2029	6,500	7,178,275
Republic of Egypt†	7.903%		2/21/2048	1,560	1,546,856
Total					14,515,103

Ghana 0.23%
Republic of Ghana†	6.375%		2/11/2027	9,500	9,781,295

Indonesia 0.23%
Indonesia Government International Bond	1.85%		3/12/2031	10,000	9,503,238

Nigeria 0.31%
Republic of Nigeria†	6.375%		7/12/2023	3,720	4,042,449
Republic of Nigeria†	7.143%		2/23/2030	8,475	8,992,399
Total					13,034,848

Peru 0.07%
Peruvian Government International Bond	2.392%		1/23/2026	2,700	2,812,050

Qatar 0.21%
State of Qatar†	3.25%		6/2/2026	5,701	6,252,971
State of Qatar†	5.103%		4/23/2048	2,100	2,676,450
Total					8,929,421

334	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

TOTAL RETURN FUND February 28, 2021

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Sri Lanka 0.13%
Republic of Sri Lanka†	5.875%		7/25/2022	$8,500	$5,482,415

Turkey 0.31%
Republic of Turkey	4.25%		4/14/2026	5,200	5,099,120
Republic of Turkey	5.25%		3/13/2030	2,532	2,449,588
Republic of Turkey	5.75%		3/22/2024	2,625	2,755,321
Turkiye Ihracat Kredi Bankasi AS†	8.25%		1/24/2024	2,650	2,902,929
Total					13,206,958

Ukraine 0.05%
Ukraine Government International Bond†	7.75%		9/1/2024	1,952	2,118,535
Total Foreign Government Obligations (cost $80,684,790)					83,960,088

GOVERNMENT SPONSORED ENTERPRISES COLLATERALIZED MORTGAGE OBLIGATIONS 0.16%

Financial: Miscellaneous
Federal Home Loan Mortgage Corp. Q001 XA IO	2.179%	#(j)	2/25/2032	16,429	1,916,912
Government National Mortgage Assoc. 2015-48 AS	2.90%	#(j)	2/16/2049	3,885	4,053,409
Government National Mortgage Assoc. 2015-73 AC	2.90%	#(j)	2/16/2053	803	838,184
Total Government Sponsored Enterprises Collateralized Mortgage Obligations (cost $6,702,427)					6,808,505

GOVERNMENT SPONSORED ENTERPRISES PASS-THROUGHS 17.85%

Miscellaneous
Federal National Mortgage Assoc.(k)	2.50%		TBA	58,018	60,152,881
Federal National Mortgage Assoc.(k)	3.00%		TBA	326,650	341,885,162
Federal National Mortgage Assoc.	3.50%		9/1/2047 - 3/1/2050	57,378	62,244,835
Federal National Mortgage Assoc.(k)	3.50%		TBA	268,100	284,287,594
Total Government Sponsored Enterprises Pass-Throughs (cost $748,983,811)					748,570,472

MUNICIPAL BONDS 1.32%

Miscellaneous
California	7.30%		10/1/2039	1,495	2,362,593
California	7.625%		3/1/2040	2,235	3,720,515
California Health Facilities Financing Authority	3.034%		6/1/2034	2,215	2,324,111
County of Miami-Dade FL	2.786%		10/1/2037	1,340	1,349,367
Foothill-Eastern Transportation Corridor Agency	4.094%		1/15/2049	4,092	4,369,028
Massachusetts School Building Authority	3.395%		10/15/2040	5,675	5,860,629
Michigan Finance Authority	3.084%		12/1/2034	5,935	6,427,724

See Notes to Schedule of Investments.	335

Schedule of Investments (unaudited)(continued)

TOTAL RETURN FUND February 28, 2021

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Miscellaneous (continued)
New Jersey Transportation Trust Fund Authority	4.081%		6/15/2039	$1,055	$1,135,612
New Jersey Transportation Trust Fund Authority	4.131%		6/15/2042	7,170	7,801,462
New York City Transitional Finance Authority Futur	1.95%		8/1/2034	5,210	5,062,870
Oregon State University (BAM)	3.424%		3/1/2060	7,195	7,428,190
Permanent University Fund - Texas A&M University System	3.66%		7/1/2047	4,310	4,826,769
University of California Bond of Regents	3.006%		5/15/2050	2,380	2,442,737
Total Municipal Bonds (cost $53,834,745)					55,111,607

NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES 6.91%
Angel Oak Mortgage Trust 2020-1 A1†	2.466%	#(j)	12/25/2059	1,669	1,692,331
Atrium Hotel Portfolio Trust 2018-ATRM A†	1.062% (1 Mo. LIBOR + .95%	)#	6/15/2035	6,700	6,712,904
BANK 2020-BN30 C	2.757%	#(j)	12/15/2053	3,805	3,780,452
BBCMS Mortgage Trust 2019-BWAY A†	1.068% (1 Mo. LIBOR + .96%	)#	11/15/2034	4,168	4,159,014
BBCMS Mortgage Trust 2019-BWAY B†	1.422% (1 Mo. LIBOR + 1.31%	)#	11/15/2034	1,832	1,820,887
Benchmark Mortgage Trust 2018-B5 C	4.61%	#(j)	7/15/2051	5,200	5,792,971
Benchmark Mortgage Trust 2020-B22 C	2.698%	#(j)	1/15/2054	7,700	7,544,422
BFLD 2019-DPLO E†	2.352% (1 Mo. LIBOR + 2.24%	)#	10/15/2034	7,120	7,067,964
BX Trust 2018-GW A†	0.912% (1 Mo. LIBOR + .80%	)#	5/15/2035	10,503	10,526,101
BX Trust 2019-OC11 A†	3.202%		12/9/2041	7,941	8,558,164
CF Trust 2019-BOSS A1†	4.75% (1 Mo. LIBOR + 3.25%	)#	12/15/2021	4,660	4,186,752	(d)
Citigroup Commercial Mortgage Trust 2014-GC25 XB IO	0.179%	#(j)	10/10/2047	50,626	397,328
Citigroup Commercial Mortgage Trust 2016-GC36 D†	2.85%		2/10/2049	8,100	6,045,199
Commercial Mortgage Pass-Through Certificates 2014-CR19 XA IO	0.971%	#(j)	8/10/2047	3,592	96,326
Commercial Mortgage Pass-Through Certificates 2014-UBS4 D†	4.707%	#(j)	8/10/2047	12,450	10,699,912
Commercial Mortgage Pass-Through Certificates 2015-DC1 D†	4.308%	#(j)	2/10/2048	10,552	7,497,488
Commercial Mortgage Pass-Through Certificates 2015-PC1 AM	4.29%	#(j)	7/10/2050	3,400	3,781,982
Commercial Mortgage Pass-Through Certificates 2015-PC1 B	4.32%	#(j)	7/10/2050	1,570	1,676,359

336	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

TOTAL RETURN FUND February 28, 2021

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Commercial Mortgage Pass-Through Certificates 2015-PC1 C	4.32%	#(j)	7/10/2050	$2,684	$2,648,834
Commercial Mortgage Pass-Through Certificates 2015-PC1 D	4.32%	#(j)	7/10/2050	7,822	6,555,882
Credit Suisse Mortgage Capital Certificates 2014-USA E†	4.373%		9/15/2037	3,000	2,536,907
Credit Suisse Mortgage Capital Certificates 2020-AFC1 A1†	2.24%	#(j)	2/25/2050	3,871	3,953,767
Credit Suisse Mortgage Capital Certificates 2020-SPT1 A1†	1.616%		4/25/2065	7,870	7,933,178
CSAIL Commercial Mortgage Trust 2016-C7 D†	4.386%	#(j)	11/15/2049	4,890	3,590,933
CSAIL Commercial Mortgage Trust 2019-C18 AS	3.321%		12/15/2052	4,507	4,900,538
CSMC Series 2019-UVIL A†	3.16%		12/15/2041	3,895	4,097,849
DBWF Mortgage Trust 2018-GLKS A†	1.141% (1 Mo. LIBOR + 1.03%	)#	12/19/2030	6,500	6,526,310
Deephaven Residential Mortgage Trust 2019-4A A1†	2.791%	#(j)	10/25/2059	2,933	2,972,173
Deephaven Residential Mortgage Trust 2020-1 A1†	2.339%	#(j)	1/25/2060	2,370	2,403,685
GCAT Trust 2020-NQM1 A1†	2.247%		1/25/2060	1,794	1,835,931
Great Wolf Trust 2019-WOLF A†	1.146% (1 Mo. LIBOR + 1.03%	)#	12/15/2036	12,751	12,769,550
GS Mortgage Securities Corp. Trust 2018-RIVR A†	1.062% (1 Mo. LIBOR + .95%	)#	7/15/2035	4,372	4,375,675
GS Mortgage Securities Trust 2014-GC26 C	4.511%	#(j)	11/10/2047	135	128,719
GS Mortgage Securities Trust 2015-GC32 C	4.422%	#(j)	7/10/2048	1,230	1,326,350
GS Mortgage Securities Trust 2020-GSA2 C	2.989%		12/12/2053	5,900	5,899,342
Hudsons Bay Simon JV Trust 2015-HB10 XB10 IO†	0.541%	#(j)	8/5/2034	19,156	464,342
Hudsons Bay Simon JV Trust 2015-HB7 B7†	4.666%		8/5/2034	4,226	3,680,221
Hudsons Bay Simon JV Trust 2015-HB7 D7†	5.159%	#(j)	8/5/2034	3,741	2,590,144
Hudsons Bay Simon JV Trust 2015-HB7 XB7 IO†	0.493%	#(j)	8/5/2034	22,024	155,710
JPMorgan Chase Commercial Mortgage Securities Trust 2015-C30 C	4.267%	#(j)	7/15/2048	2,500	2,686,099
JPMorgan Chase Commercial Mortgage Securities Trust 2016-WIKI D†	4.009%	#(j)	10/5/2031	2,860	2,808,499
JPMorgan Chase Commercial Mortgage Securities Trust 2018-LAQ A†	1.112% (1 Mo. LIBOR + 1.00%	)#	6/15/2032	4,144	4,152,386

See Notes to Schedule of Investments.	337

Schedule of Investments (unaudited)(continued)

TOTAL RETURN FUND February 28, 2021

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
JPMorgan Chase Commercial Mortgage Securities Trust 2018-LAQ B†	1.412% (1 Mo. LIBOR + 1.30%	)#	6/15/2032	$6,336	$6,349,829
JPMorgan Chase Commercial Mortgage Securities Trust 2018-MINN†	2.02% (1 Mo. LIBOR + 1.02%	)#	11/15/2035	3,436	3,436,602
JPMorgan Chase Commercial Mortgage Securities Trust 2018-WPT AFL†	1.063% (1 Mo. LIBOR + .95%	)#	7/5/2033	2,393	2,396,875
JPMorgan Chase Commercial Mortgage Securities Trust 2018-WPT BFL†	1.363% (1 Mo. LIBOR + 1.25%	)#	7/5/2033	7,410	7,427,534
JPMorgan Chase Commercial Mortgage Securities Trust 2018-WPT BFX†	4.549%		7/5/2033	2,228	2,364,519
JPMorgan Chase Commercial Mortgage Securities Trust 2018-WPT CFX†	4.95%		7/5/2033	2,968	3,145,672
Merrill Lynch Mortgage Investors Trust 2006-AF2 AF1	6.25%		10/25/2036	508	339,246
New Residential Mortgage Loan Trust 2020-NQM1 A1†	2.464%	#(j)	1/26/2060	1,527	1,560,796
One New York Plaza Trust 2020-1NYP B†	1.612% (1 Mo. LIBOR + 1.50%	)#	1/15/2026	10,480	10,622,834
PFP Ltd. 2019-6 A†	1.156% (1 Mo. LIBOR + 1.05%	)#	4/14/2037	4,123	4,133,063
ReadyCap Commercial Mortgage Trust 2019-6 A†	2.833%		10/25/2052	3,327	3,401,116
Residential Mortgage Loan Trust 2020-1 A1†	2.376%	#(j)	2/25/2024	1,132	1,150,778
Sequoia Mortgage Trust 2012-4 A3	2.069%	#(j)	9/25/2042	130	131,607
SFAVE Commercial Mortgage Securities Trust 2015-5AVE A1†	3.872%	#(j)	1/5/2043	695	716,140
Starwood Mortgage Residential Trust 2020-1 A1†	2.275%	#(j)	2/25/2050	2,326	2,376,914
Starwood Mortgage Residential Trust 2020-3 A1†	1.486%	#(j)	4/25/2065	10,622	10,764,643
UBS-BAMLL Trust 2012-WRM E†	4.238%	#(j)	6/10/2030	3,905	1,654,328
Verus Securitization Trust 2020-1 A1†	2.417%		1/25/2060	5,202	5,305,977
Verus Securitization Trust 2020-5 A1†	1.218%		5/25/2065	9,396	9,434,186
Vista Point Securitization Trust 2020-2 A1†	1.475%	#(j)	4/25/2065	6,212	6,256,802
Wells Fargo Commercial Mortgage Trust 2013-LC12 D†	4.274%	#(j)	7/15/2046	5,195	2,632,753
Wells Fargo Commercial Mortgage Trust 2015-C28 D	4.094%	#(j)	5/15/2048	7,460	7,292,840

338	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

TOTAL RETURN FUND February 28, 2021

				Principal
	Interest		Maturity	Amount	Fair
Investments	Rate		Date	(000)	Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Wells Fargo Commercial Mortgage Trust 2015-SG1 B	4.462%	#(j)	9/15/2048	$4,020	$4,062,114
Wells Fargo Commercial Mortgage Trust 2016-C35 C	4.176%	#(j)	7/15/2048	2,642	2,619,229
Wells Fargo Commercial Mortgage Trust 2016-NXS5 E†	4.985%	#(j)	1/15/2059	2,748	2,653,634
Wells Fargo Commercial Mortgage Trust 2017-C41 AS	3.785%	#(j)	11/15/2050	3,197	3,528,595
WF-RBS Commercial Mortgage Trust 2014-C23 XA IO	0.562%	#(j)	10/15/2057	57,770	991,968
Total Non-Agency Commercial Mortgage-Backed Securities (cost $293,355,811)					289,780,174

U.S. TREASURY OBLIGATIONS 29.40%
U.S. Treasury Bill	Zero Coupon		4/29/2021	196,739	196,729,326
U.S. Treasury Bill	Zero Coupon		7/29/2021	470,088	470,009,651
U.S. Treasury Bond	1.125%		5/15/2040	36,614	31,498,767
U.S. Treasury Bond	1.375%		8/15/2050	22,522	18,809,389
U.S. Treasury Bond	1.625%		11/15/2050	50,961	45,331,402
U.S. Treasury Note	0.125%		10/31/2022	106,542	106,550,323
U.S. Treasury Note	0.125%		12/15/2023	134,811	134,352,853
U.S. Treasury Note	0.375%		11/30/2025	79,798	78,685,192
U.S. Treasury Note	0.625%		8/15/2030	95,875	89,538,262
U.S. Treasury Note	0.875%		2/29/2028	61,745	61,349,446
Total U.S. Treasury Obligations (cost $1,243,345,907)					1,232,854,611
Total Long-Term Investments (cost $4,767,793,567)					4,828,519,079

SHORT-TERM INVESTMENT 1.85%

REPURCHASE AGREEMENT
Repurchase Agreement dated 2/26/2021, 0.00% due 3/1/2021 with Fixed Income Clearing Corp. collateralized by $75,915,900 of U.S. Treasury Note at 1.625% due 05/15/2026; value: $79,217,530; proceeds: $77,664,240 (cost $77,664,240)				77,664	77,664,240
Total Investments in Securities 117.01% (cost $4,845,457,807)					4,906,183,319
Liabilities in Excess of Cash, Foreign Cash and Other Assets(l) (17.01%)					(713,212,579)
Net Assets 100.00%					$4,192,970,740

See Notes to Schedule of Investments.	339

Schedule of Investments (unaudited)(continued)

TOTAL RETURN FUND February 28, 2021

CAD	Canadian dollar.
EUR	Euro.
BAM	Insured by - Build America Mutual.
EURIBOR	Euro Interbank Offered Rate.
IO	Interest Only.
LIBOR	London Interbank Offered Rate.
PIK	Payment-in-kind.
SOFR	Secured Over Night Financing Rate.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers. At February 28, 2021, the total value of Rule 144A securities was $1,461,270,109, which represents 34.85% of net assets.
#	Variable rate security. The interest rate represents the rate in effect at February 28, 2021.
(a)	Securities purchased on a when-issued basis.
(b)	Variable Rate is Fixed to Float: Rate remains fixed or at Zero Coupon until designated future date.
(c)	Investment in non-U.S. dollar denominated securities.
(d)	Level 3 Investment as described in Note 2(b) in the Notes to Financials. Security valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 investments.
(e)	Foreign security traded in U.S. dollars.
(f)	Security is perpetual in nature and has no stated maturity.
(g)	Defaulted (non-income producing security).
(h)	Level 3 Investment as described in Note 2(b) in the Notes to Financials. Security fair valued by the Pricing Committee.
(i)	Floating Rate Loans in which the Fund invests generally pay interest at rates which are periodically re-determined at a margin above the London Interbank Offered Rate (“LIBOR”) or the prime rate offered by major U.S. banks. The rate(s) shown is the rate(s) in effect at February 28, 2021.
(j)	Interest rate is based on the weighted average interest rates of the underlying mortgages within the mortgage pool.
(k)	To-be-announced (“TBA”). Security purchased on a forward commitment basis with an approximate principal and maturity date. Actual principal and maturity will be determined upon settlement when the specific mortgage pools are assigned.
(l)	Liabilities in Excess of Cash, Foreign Cash and Other Assets include net unrealized appreciation/depreciation on forward foreign currency exchange contracts, futures contracts and swaps as follows:

Centrally Cleared Credit Default Swaps on Indexes - Buy Protection at February 28, 2021(1):

Referenced Index	Central Clearing party	Fund Pays (Quarterly	)	Termination Date	Notional Amount	Notional Value	Payments Upfront(2)	Unrealized Appreciation(3)
Markit CDX.NA.HY.33(4)(5)	Credit Suisse	1.00%		12/20/2025	$171,200,000	$(174,784,814)	$(3,592,720)	$7,906

(1)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities.
(2)	Upfront payments received by Central Clearing Party are presented net of amortization.
(3)	Total unrealized appreciation on Credit Default Swaps on Indexes amounted to $7,906. Total unrealized depreciation on Credit Default Swaps on Indexes amounted to $0.
(4)	Central Clearinghouse: Intercontinental Exchange (ICE).
(5)	The Referenced Index is for the Centrally Cleared Credit Default Swaps on Indexes, which is comprised of a basket of high yield securities.

340	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

TOTAL RETURN FUND February 28, 2021

Open Forward Foreign Currency Exchange Contracts at February 28, 2021:

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation
Euro	Sell	J.P. Morgan	3/4/2021	1,867,000	$2,263,280	$2,252,726	$10,554

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Depreciation
Canadian dollar	Sell	State Street Bank and Trust	3/15/2021	4,200,000	$3,293,457	$3,300,468	$(7,011)
Canadian dollar	Sell	Morgan Stanley	4/20/2021	14,045,000	11,034,467	11,037,363	(2,896)
Unrealized Depreciation on Forward Foreign Currency Exchange Contracts							$(9,907)

Open Futures Contracts at February 28, 2021:

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Appreciation
U.S. 10-Year Ultra Treasury Note	June 2021	3,344	Short	$(497,066,472)	$(492,717,500)	$4,348,972
U.S. Ultra Treasury Bond	June 2021	994	Long	187,899,120	187,928,125	29,005
Total Unrealized Appreciation on Open Futures Contracts						$4,377,977

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Depreciation
U.S. 10-Year Treasury Note	June 2021	1,207	Long	$161,551,543	$160,191,532	$(1,360,011)
U.S. 2-Year Treasury Note	June 2021	4,586	Long	1,013,145,332	1,012,431,161	(714,171)
U.S. 5-Year Treasury Note	June 2021	591	Long	73,862,187	73,265,531	(596,656)
U.S. Long Bond	June 2021	2,196	Long	351,615,878	349,644,375	(1,971,503)
Total Unrealized Depreciation on Open Futures Contracts						$(4,642,341)

See Notes to Schedule of Investments.	341

Schedule of Investments (unaudited)(concluded)

TOTAL RETURN FUND February 28, 2021

The following is a summary of the inputs used as of February 28, 2021 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Asset-Backed Securities
Other	$–	$363,435,471	$9,216,473	$372,651,944
Remaining Industries	–	413,070,079	–	413,070,079
Corporate Bonds	–	1,584,754,370	–	1,584,754,370
Floating Rate Loans	–	40,957,229	–	40,957,229
Foreign Government Obligations	–	83,960,088	–	83,960,088
Government Sponsored Enterprises Collateralized Mortgage Obligations	–	6,808,505	–	6,808,505
Government Sponsored Enterprises Pass-Throughs	–	748,570,472	–	748,570,472
Municipal Bonds	–	55,111,607	–	55,111,607
Non-Agency Commercial Mortgage-Backed Securities	–	285,593,422	4,186,752	289,780,174
U.S. Treasury Obligations	–	1,232,854,611	–	1,232,854,611
Short-Term Investment
Repurchase Agreement	–	77,664,240	–	77,664,240
Total	$–	$4,892,780,094	$13,403,225	$4,906,183,319
Other Financial Instruments
Centrally Cleared Credit Default Swap Contracts
Assets	$–	$–	$–	$–
Liabilities	–	7,906	–	7,906
Forward Foreign Currency Exchange Contracts
Assets	–	10,554	–	10,554
Liabilities	–	(9,907)	–	(9,907)
Futures Contracts
Assets	4,377,977	–	–	4,377,977
Liabilities	(4,642,341)	–	–	(4,642,341)
Total	$(264,364)	$8,553	$–	$(255,811)

(1)	Refer to Note 2(b) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy. Each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets. Management has determined not to provide a reconciliation as the balance of Level 3 investments were not considered to be material to the Fund’s net assets at the beginning or end of the period.

342	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

ULTRA SHORT BOND FUND February 28, 2021

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
LONG-TERM INVESTMENTS 84.68%

ASSET-BACKED SECURITIES 21.58%

Automobiles 13.25%
ACC Trust 2019-1 A†	3.75%		5/20/2022	$2,057	$2,066,527
Ally Auto Receivables Trust 2019-4 A2	1.93%		10/17/2022	4,681	4,689,435
American Credit Acceptance Receivables Trust 2020-2 A†	1.65%		12/13/2023	8,515	8,560,190
American Credit Acceptance Receivables Trust 2020-3 A†	0.62%		10/13/2023	28,322	28,359,189
AmeriCredit Automobile Receivables Trust 2016-3 D	2.71%		9/8/2022	5,646	5,649,171
AmeriCredit Automobile Receivables Trust 2019-3 A2A	2.17%		1/18/2023	6,609	6,627,624
AmeriCredit Automobile Receivables Trust 2020-2 A2A	0.60%		12/18/2023	14,154	14,183,335
ARI Fleet Lease Trust 2020-A A2†	1.77%		8/15/2028	10,409	10,501,670
Arivo Acceptance Auto Loan Receivables Trust 2021-1A A†	1.19%		1/15/2027	19,208	19,300,568
BMW Vehicle Lease Trust 2019-1 A3	2.84%		11/22/2021	4,485	4,497,687
Capital Auto Receivables Asset Trust 2018-1 A4†	2.93%		6/20/2022	5,886	5,912,590
Capital Auto Receivables Asset Trust 2018-2 B†	3.48%		10/20/2023	5,001	5,019,438
Capital Auto Receivables Asset Trust 2018-2 C†	3.69%		12/20/2023	4,551	4,604,765
Capital One Prime Auto Receivables Trust 2019-2 A2	2.06%		9/15/2022	16,935	16,972,388
Capital One Prime Auto Receivables Trust 2020-1 A2	1.64%		6/15/2023	26,663	26,783,379
CarMax Auto Owner Trust 2018-3 A3	3.13%		6/15/2023	8,698	8,839,058
CarMax Auto Owner Trust 2019-1 A3	3.05%		3/15/2024	12,178	12,420,240
Carmax Auto Owner Trust 2019-2 A3	2.68%		3/15/2024	45,490	46,459,533
CarMax Auto Owner Trust 2020-2 A3	1.70%		11/15/2024	5,680	5,781,876
Carvana Auto Receivables Trust 2020-P1 A2	0.28%		11/8/2023	15,250	15,256,417
Carvana Auto Receivables Trust 2020-P1 A3	0.44%		6/9/2025	16,043	16,070,395
Chesapeake Funding II LLC 2017-3A A1†	1.91%		8/15/2029	73	73,385
Chesapeake Funding II LLC 2017-3A A2†	0.447% (1 Mo. LIBOR + .34%	)#	8/15/2029	1,077	1,077,428
Chesapeake Funding II LLC 2017-4A A1†	2.12%		11/15/2029	6,473	6,493,940
Chesapeake Funding II LLC 2017-4A A2†	0.417% (1 Mo. LIBOR + .31%	)#	11/15/2029	1,203	1,204,660
Chesapeake Funding II LLC 2018-3A A2†	0.587% (1 Mo. LIBOR + .48%	)#	1/15/2031	40,605	40,650,118

See Notes to Schedule of Investments.	343

Schedule of Investments (unaudited)(continued)

ULTRA SHORT BOND FUND February 28, 2021

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Automobiles (continued)
CPS Auto Receivables Trust 2020-C A†	0.63%	3/15/2024	$13,419	$13,437,648
CPS Auto Receivables Trust 2020-C B†	1.01%	1/15/2025	3,880	3,894,232
Drive Auto Receivables Trust 2016-CA D†	4.18%	3/15/2024	3,210	3,235,454
Drive Auto Receivables Trust 2017-3 D†	3.53%	12/15/2023	2,375	2,407,087
Drive Auto Receivables Trust 2017-AA D†	4.16%	5/15/2024	8,023	8,104,358
Drive Auto Receivables Trust 2018-3 C	3.72%	9/16/2024	903	905,584
Drive Auto Receivables Trust 2018-4 C	3.66%	11/15/2024	5,537	5,570,358
Drive Auto Receivables Trust 2018-4 D	4.09%	1/15/2026	1,390	1,439,681
Drive Auto Receivables Trust 2019-3 C	2.90%	8/15/2025	5,000	5,133,333
Drive Auto Receivables Trust 2019-4 A3	2.16%	5/15/2023	17,926	17,949,314
Drive Auto Receivables Trust 2019-4 B	2.23%	1/16/2024	53,208	53,617,319
Drive Auto Receivables Trust 2020-2 A2A	0.85%	7/17/2023	27,610	27,651,102
Enterprise Fleet Financing LLC 2017-3 A3†	2.36%	5/20/2023	8,526	8,599,930
Enterprise Fleet Financing LLC 2018-1 A2†	2.87%	10/20/2023	528	529,749
Enterprise Fleet Financing LLC 2018-1 A3†	3.10%	10/20/2023	11,752	11,852,167
Exeter Automobile Receivables Trust 2016-3A C†	4.22%	6/15/2022	257	257,613
Exeter Automobile Receivables Trust 2017-1A C†	3.95%	12/15/2022	153	154,099
Exeter Automobile Receivables Trust 2020-2A A†	1.13%	8/15/2023	9,455	9,479,626
First Investors Auto Owner Trust 2019-1A A†	2.89%	3/15/2024	10,552	10,646,590
First Investors Auto Owner Trust 2019-2A A†	2.21%	9/16/2024	19,806	20,015,641
Flagship Credit Auto Trust 2018-3 A†	3.07%	2/15/2023	1,308	1,311,182
Flagship Credit Auto Trust 2020-2 A†	1.49%	7/15/2024	7,985	8,055,678
Ford Credit Auto Lease Trust 2019-A A3	2.90%	5/15/2022	25,726	25,818,311
Ford Credit Auto Lease Trust 2020-A A2	1.80%	7/15/2022	22,087	22,166,446
Ford Credit Auto Lease Trust 2020-B A2A	0.50%	12/15/2022	38,928	38,983,948
Ford Credit Auto Owner Trust 2017-1 A†	2.62%	8/15/2028	20,898	21,361,616
Ford Credit Auto Owner Trust 2018-B A3	3.24%	4/15/2023	11,295	11,451,656
Ford Credit Auto Owner Trust 2020-A A2	1.03%	10/15/2022	4,874	4,885,665
Ford Credit Auto Owner Trust 2020-B A2	0.50%	2/15/2023	61,005	61,088,355
Ford Credit Auto Owner Trust 2020-C A2	0.25%	9/15/2023	102,448	102,468,162
Foursight Capital Automobile Receivables Trust 2020-1 A2†	1.97%	9/15/2023	9,566	9,623,126
GLS Auto Receivables Issuer Trust 2020-3A A†	0.69%	10/16/2023	18,778	18,808,222
GM Financial Automobile Leasing Trust 2019-1 A3	2.98%	12/20/2021	3,214	3,221,426
GM Financial Automobile Leasing Trust 2019-2 A3	2.67%	3/21/2022	7,278	7,308,446
GM Financial Automobile Leasing Trust 2020-1 A2A	1.67%	4/20/2022	13,196	13,248,905

344	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

ULTRA SHORT BOND FUND February 28, 2021

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Automobiles (continued)
GM Financial Automobile Leasing Trust 2020-2 A2A	0.71%	10/20/2022	$23,283	$23,356,379
GM Financial Automobile Leasing Trust 2020-3 A2A	0.35%	11/21/2022	84,689	84,761,841
GM Financial Automobile Leasing Trust 2020-3 A3	0.45%	8/21/2023	29,464	29,560,265
GM Financial Consumer Automobile Receivables Trust 2017-3A A3†	1.97%	5/16/2022	727	727,955
GM Financial Consumer Automobile Receivables Trust 2017-3A A4†	2.13%	3/16/2023	4,797	4,826,140
GM Financial Consumer Automobile Receivables Trust 2019-2 A3	2.65%	2/16/2024	36,158	36,749,021
GM Financial Consumer Automobile Receivables Trust 2020-1 A2	1.83%	1/17/2023	5,954	5,969,457
GM Financial Consumer Automobile Receivables Trust 2020-4 A2	0.26%	11/16/2023	137,890	137,941,488
GM Financial Consumer Automobile Receivables Trust 2021-1 A2	0.23%	11/16/2023	31,464	31,472,728
Honda Auto Receivables Owner Trust 2020-2 A2	0.74%	11/15/2022	20,430	20,475,474
Honda Auto Receivables Owner Trust 2020-3 A2	0.27%	2/21/2023	155,100	155,162,691
Honda Auto Receivables Owner Trust 2020-3 A3	0.37%	10/18/2024	46,416	46,491,342
Hyundai Auto Lease Securitization Trust 2019-B A2†	2.08%	12/15/2021	2,743	2,745,734
Hyundai Auto Lease Securitization Trust 2020-B A2†	0.36%	1/17/2023	56,713	56,776,927
Hyundai Auto Lease Securitization Trust 2020-B A3†	0.51%	9/15/2023	29,857	29,974,669
Hyundai Auto Lease Securitization Trust 2021-A A2†	0.25%	4/17/2023	23,392	23,398,358
Hyundai Auto Lease Securitization Trust 2021-A A3†	0.33%	1/16/2024	63,940	64,018,384
Hyundai Auto Receivables Trust 2020-B A2	0.38%	3/15/2023	24,173	24,197,059
Mercedes-Benz Auto Lease Trust 2019-A A3	3.10%	11/15/2021	2,487	2,494,754
Mercedes-Benz Auto Lease Trust 2019-B A3	2.00%	10/17/2022	7,024	7,097,463
Mercedes-Benz Auto Receivables Trust 2020-1 A2	0.46%	3/15/2023	47,169	47,226,609
Nissan Auto Lease Trust 2020-B A2	0.34%	12/15/2022	132,942	133,051,584
Nissan Auto Receivables Owner Trust 2019-A A3	2.90%	10/16/2023	29,674	30,206,109
Prestige Auto Receivables Trust 2019-1A A3†	2.45%	5/15/2023	25,241	25,405,161
Santander Consumer Auto Receivables Trust 2020-BA A3†	0.46%	8/15/2024	27,276	27,320,204

See Notes to Schedule of Investments.	345

Schedule of Investments (unaudited)(continued)

ULTRA SHORT BOND FUND February 28, 2021

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Automobiles (continued)
Santander Consumer Auto Receivables Trust 2021-AA A2†	0.23%	11/15/2023	$30,494	$30,488,539
Santander Consumer Auto Receivables Trust 2021-AA A3†	0.33%	10/15/2025	28,527	28,535,957
Santander Drive Auto Receivables Trust 2016-3 D	2.80%	8/15/2022	5,983	5,989,991
Santander Drive Auto Receivables Trust 2018-2 C	3.35%	7/17/2023	16,735	16,846,701
Santander Drive Auto Receivables Trust 2018-3 C	3.51%	8/15/2023	17,046	17,161,591
Santander Drive Auto Receivables Trust 2020-2 A2A	0.62%	5/15/2023	14,104	14,118,723
Santander Retail Auto Lease Trust 2019-B A2A†	2.29%	4/20/2022	4,275	4,290,889
Tesla Auto Lease Trust 2018-B A†	3.71%	8/20/2021	2,436	2,448,886
Tesla Auto Lease Trust 2019-A A3†	2.16%	10/20/2022	49,529	50,536,410
Tesla Auto Lease Trust 2020-A A2†	0.55%	5/22/2023	14,506	14,539,556
Toyota Auto Receivables Owner Trust 2018-D A3	3.18%	3/15/2023	8,475	8,594,411
Toyota Auto Receivables Owner Trust 2019-A A3	2.91%	7/17/2023	14,048	14,285,764
Toyota Auto Receivables Owner Trust 2020-C A2	0.36%	2/15/2023	44,543	44,574,733
Toyota Auto Receivables Owner Trust 2020-D A2	0.23%	5/15/2023	160,460	160,474,891
Volkswagen Auto Lease Trust 2020-A A2	0.27%	4/20/2023	90,367	90,401,339
Volkswagen Auto Lease Trust 2020-A A3	0.39%	1/22/2024	44,001	44,088,250
Volkswagen Auto Loan Enhanced Trust 2018-2 A3	3.25%	4/20/2023	10,992	11,149,130
Volkswagen Auto Loan Enhanced Trust 2020-1 A2A	0.93%	12/20/2022	32,600	32,673,639
Westlake Automobile Receivables Trust 2018-2A C†	3.50%	1/16/2024	1,163	1,165,590
Westlake Automobile Receivables Trust 2019-2A A2A†	2.57%	2/15/2023	7,461	7,487,134
Westlake Automobile Receivables Trust 2019-3A A2†	2.15%	2/15/2023	31,724	31,922,966
Westlake Automobile Receivables Trust 2020-2A A2A†	0.93%	2/15/2024	92,420	92,734,811
Wheels SPV 2 LLC 2018-1A A2†	3.06%	4/20/2027	187	187,138
World Omni Auto Receivables Trust 2019-B A3	2.59%	7/15/2024	8,786	8,922,309
World Omni Automobile Lease Securitization Trust 2018-B A3	3.19%	12/15/2021	6,313	6,325,422
World Omni Automobile Lease Securitization Trust 2019-A A3	2.94%	5/16/2022	19,268	19,416,977

346	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

ULTRA SHORT BOND FUND February 28, 2021

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Automobiles (continued)
World Omni Automobile Lease Securitization Trust 2020-B A2	0.32%		9/15/2023	$57,026	$57,059,613
World Omni Select Auto Trust 2018-1A A3†	3.46%		3/15/2023	367	367,479
Total					2,740,933,670

Credit Cards 2.59%
American Express Credit Account Master Trust 2017-2 A	0.557% (1 Mo. LIBOR + .45%	)#	9/16/2024	4,415	4,432,823
American Express Credit Account Master Trust 2019-1 B	3.07%		10/15/2024	9,000	9,254,585
BA Credit Card Trust 2018-A3	3.10%		12/15/2023	30,475	30,817,655
Barclays Dryrock Issuance Trust 2018-1 A	0.442% (1 Mo. LIBOR + .33%	)#	7/15/2024	8,533	8,547,347
Capital One Multi-Asset Execution Trust 2016-A7	0.622% (1 Mo. LIBOR + .51%	)#	9/16/2024	13,141	13,202,562
Capital One Multi-Asset Execution Trust 2019-A1	2.84%		12/15/2024	10,500	10,765,275
Discover Card Execution Note Trust 2018-A4	3.11%		1/16/2024	11,380	11,507,917
Discover Card Execution Note Trust 2018-A5	3.32%		3/15/2024	13,370	13,601,042
Discover Card Execution Note Trust 2019-A1	3.04%		7/15/2024	13,936	14,280,830
Discover Card Execution Note Trust 2019-A2 A	0.382% (1 Mo. LIBOR + .27%	)#	12/15/2023	5,339	5,349,172
First National Master Note Trust 2018-1 A	0.572% (1 Mo. LIBOR + .46%	)#	10/15/2024	32,938	33,015,796
Synchrony Card Funding LLC 2019-A1 A	2.95%		3/15/2025	98,911	101,726,472
Synchrony Card Issuance Trust 2018-A1 A	3.38%		9/15/2024	76,125	77,442,465
Synchrony Credit Card Master Note Trust 2018-1 C	3.36%		3/15/2024	15,400	15,419,746
World Financial Network Credit Card Master Trust 2018-B A	3.46%		7/15/2025	29,864	30,388,131
World Financial Network Credit Card Master Trust 2019-A A	3.14%		12/15/2025	45,315	46,552,344
World Financial Network Credit Card Master Trust 2019-C A	2.21%		7/15/2026	106,250	109,388,434
Total					535,692,596

Other 5.74%
Affirm Asset Securitization Trust 2021-A†	0.88%		8/15/2025	59,000	59,093,486
Ally Master Owner Trust 2018-2 A	3.29%		5/15/2023	15,340	15,436,696
Amur Equipment Finance Receivables VI LLC 2018-2A A2†	3.89%		7/20/2022	4,693	4,768,103

See Notes to Schedule of Investments.	347

Schedule of Investments (unaudited)(continued)

ULTRA SHORT BOND FUND February 28, 2021

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Other (continued)
Amur Equipment Finance Receivables VII LLC 2019-1A A2†	2.63%		6/20/2024	$13,265	$13,505,019
Apidos CLO 2016-24A A1AL†(a)	1.067% (3 Mo. LIBOR + .95%	)#	10/20/2030	60,000	60,000,000
Atrium IX-9A AR2†	Zero Coupon	#(b)	5/28/2030	40,630	40,629,600
Avery Point VI CLO Ltd. 2015-6A AR2†	1.063% (3 Mo. LIBOR + .90%	)#	8/5/2027	20,284	20,286,184
Bain Capital Credit CLO Ltd. 2016-2A ARR†	Zero Coupon	#(b)	1/15/2029	49,530	49,583,260
BMW Floorplan Master Owner Trust 2018-1 A1†	3.15%		5/15/2023	17,792	17,907,410
CCG Receivables Trust 2018-1 A2†	2.50%		6/16/2025	25	24,667
Conn’s Receivables Funding LLC 2019-A†	3.40%		10/16/2023	4,316	4,341,140
Conn’s Receivables Funding LLC 2019-B A†	2.66%		6/17/2024	278	278,045
Dell Equipment Finance Trust 2020-2 A2†	0.47%		10/24/2022	37,598	37,655,720
Dell Equipment Finance Trust 2020-2 A3†	0.57%		10/23/2023	49,519	49,704,676
DLL LLC 2019-MT3 A2†	2.13%		1/20/2022	12,631	12,664,553
Dryden 77 CLO Ltd. 2020-77A A†	2.182% (3 Mo. LIBOR + 2.00%	)#	5/20/2031	7,600	7,624,075
Flatiron Clo 17 Ltd. Flat 2017 1A AR†	1.178% (3 Mo. LIBOR + .98%	)#	5/15/2030	18,000	18,026,329
Ford Credit Floorplan Master Owner Trust A 2018-1 A1	2.95%		5/15/2023	32,154	32,351,914
Freed ABS Trust 2020-1CP 2021-1CP A†	0.66%		3/20/2028	19,669	19,672,698
Galaxy CLO Ltd. 2017-23 AR†(a)	1.00% (3 Mo. LIBOR + .87%	)#	4/24/2029	57,830	57,858,915	(c)
GMF Floorplan Owner Revolving Trust 2018-2 A1†	3.13%		3/15/2023	32,275	32,319,669
HPEFS Equipment Trust 2020-1A A2†	1.73%		2/20/2030	10,361	10,425,645
HPEFS Equipment Trust 2020-2A A2†	0.65%		7/22/2030	53,878	53,973,081
KAYNE CLO 2018-1AR†(a)	1.00% (3 Mo. LIBOR + .98%	)#	7/15/2031	28,370	28,384,185	(c)
KKR CLO Ltd. 18 A†	1.496% (3 Mo. LIBOR + 1.27%	)#	7/18/2030	7,879	7,886,169
Madison Park Funding Ltd. 2015-17A AR2†	Zero Coupon	#(b)	7/21/2030	40,000	40,000,000
Madison Park Funding X Ltd. 2012-10A AR3†	1.21% (3 Mo. LIBOR + 1.01%	)#	1/20/2029	69,150	69,229,709
Marlette Funding Trust 2018-4A A†	3.71%		12/15/2028	784	786,278
Mercedes-Benz Master Owner Trust 2018-BA A†	0.447% (1 Mo. LIBOR + .34%	)#	5/15/2023	20,435	20,448,914

348	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

ULTRA SHORT BOND FUND February 28, 2021

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Other (continued)
NextGear Floorplan Master Owner Trust 2018-2A A1†	0.707% (1 Mo. LIBOR + .60%	)#	10/15/2023	$14,616	$14,660,254
Octagon Investment Partners 30 Ltd. 2017-1A A1R†	Zero Coupon	#(b)	3/17/2030	69,340	69,451,000
Octagon Investment Partners 31 LLC 2017-1A AR†	1.274% (3 Mo. LIBOR + 1.05%	)#	7/20/2030	50,000	50,058,970
PFS Financing Corp. 2020-F A†	0.93%		8/15/2024	25,175	25,385,206
SCF Equipment Leasing 2021-1 LLC 2021-1A A2†	0.42%		8/20/2026	145,050	145,503,571
SCF Equipment Leasing LLC 2019-2A A1†	2.22%		6/20/2024	11,901	12,020,571
TCW CLO AMR Ltd. 2019-1A A†	1.168% (3 Mo. LIBOR + .97%	)#	2/15/2029	74,280	74,300,256
THL Credit Wind River CLO Ltd. 2017-1A AR†	1.363% (3 Mo. LIBOR + 1.14%	)#	4/18/2029	9,840	9,860,645
Westgate Resorts LLC 2018-1A A†	3.38%		12/20/2031	1,407	1,423,757
Total					1,187,530,370
Total Asset-Backed Securities (cost $4,461,255,723)					4,464,156,636

CORPORATE BONDS 57.56%

Aerospace/Defense 0.89%
Boeing Co. (The)	1.167%		2/4/2023	40,015	40,193,624
L3Harris Technologies, Inc.	0.98% (3 Mo. LIBOR + .75%	)#	3/10/2023	82,463	83,160,798
Raytheon Technologies Corp.	2.80%		3/15/2022	58,921	60,328,141
Total					183,682,563

Automotive 5.53%
American Honda Finance Corp.	0.571% (3 Mo. LIBOR + .35%	)#	6/11/2021	22,992	23,014,621
American Honda Finance Corp.	0.791% (3 Mo. LIBOR + .54%	)#	6/27/2022	69,124	69,558,509
BMW Finance NV (Netherlands)†(d)	0.991% (3 Mo. LIBOR + .79%	)#	8/12/2022	45,887	46,278,538
BMW US Capital LLC†	0.634% (3 Mo. LIBOR + .41%	)#	4/12/2021	77,657	77,704,846
BMW US Capital LLC†	0.698% (3 Mo. LIBOR + .50%	)#	8/13/2021	56,220	56,342,245
BMW US Capital LLC†	0.764% (3 Mo. LIBOR + .53%	)#	4/14/2022	48,940	49,147,777

See Notes to Schedule of Investments.	349

Schedule of Investments (unaudited)(continued)

ULTRA SHORT BOND FUND February 28, 2021

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Automotive (continued)
BMW US Capital LLC†	0.877% (3 Mo. LIBOR + .64%	)#	4/6/2022	$9,237	$9,286,805
Daimler Finance North America LLC†	0.742% (3 Mo. LIBOR + .55%	)#	5/4/2021	10,073	10,083,220
Daimler Finance North America LLC†	0.865% (3 Mo. LIBOR + .67%	)#	11/5/2021	99,774	100,202,911
Daimler Finance North America LLC†	1.062% (3 Mo. LIBOR + .88%	)#	2/22/2022	16,285	16,410,060
Daimler Finance North America LLC†	1.094% (3 Mo. LIBOR + .90%	)#	2/15/2022	68,091	68,619,192
Daimler Finance North America LLC†	2.85%		1/6/2022	6,020	6,148,625
Daimler Finance North America LLC†	3.40%		2/22/2022	18,453	18,999,831
Ford Motor Credit Co. LLC	1.048% (3 Mo. LIBOR + .81%	)#	4/5/2021	14,800	14,788,957
Ford Motor Credit Co. LLC	1.104% (3 Mo. LIBOR + .88%	)#	10/12/2021	33,232	33,113,773
General Motors Financial Co., Inc.	1.228% (3 Mo. LIBOR + .99%	)#	1/5/2023	3,034	3,065,652
General Motors Financial Co., Inc.	1.55% (3 Mo. LIBOR + 1.31%	)#	6/30/2022	3,128	3,169,708
General Motors Financial Co., Inc.	1.784% (3 Mo. LIBOR + 1.55%	)#	1/14/2022	9,375	9,483,233
General Motors Financial Co., Inc.	3.20%		7/6/2021	39,689	39,976,550
General Motors Financial Co., Inc.	3.55%		4/9/2021	9,164	9,191,038
General Motors Financial Co., Inc.	3.70%		5/9/2023	4,587	4,862,134
General Motors Financial Co., Inc.	4.20%		11/6/2021	29,127	29,879,287
General Motors Financial Co., Inc.	4.375%		9/25/2021	10,998	11,252,155
General Motors Financial Co., Inc.	5.10%		1/17/2024	36,347	40,505,893
General Motors Financial Co., Inc.	5.20%		3/20/2023	18,347	20,013,601
Hyundai Capital America†	3.25%		9/20/2022	18,968	19,700,395
Nissan Motor Acceptance Corp.†	0.737% (3 Mo. LIBOR + .52%	)#	3/15/2021	32,286	32,288,232
Toyota Motor Credit Corp.	0.319% (3 Mo. LIBOR + .13%	)#	8/13/2021	45,812	45,832,182
Toyota Motor Credit Corp.	0.348% (3 Mo. LIBOR + .15%	)#	2/14/2022	78,180	78,299,883
Toyota Motor Credit Corp.	1.15%		5/26/2022	92,417	93,444,896
Volkswagen Group of America Finance LLC†	0.75%		11/23/2022	55,047	55,306,219
Volkswagen Group of America Finance LLC†	1.098% (3 Mo. LIBOR + .86%	)#	9/24/2021	34,811	34,970,412

350	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

ULTRA SHORT BOND FUND February 28, 2021

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Automotive (continued)
Volkswagen Group of America Finance LLC†	1.141% (3 Mo. LIBOR + .94%	)#	11/12/2021	$3,115	$3,133,965
Volkswagen Group of America Finance LLC†	2.90%		5/13/2022	10,539	10,851,042
Total					1,144,926,387

Banks: Regional 33.50%
ABN AMRO Bank NV (Netherlands)†(d)	0.76% (3 Mo. LIBOR + .57%	)#	8/27/2021	28,480	28,565,997
ABN AMRO Bank NV (Netherlands)(d)	6.25%		4/27/2022	4,534	4,825,501
AIB Group plc (Ireland)†(d)	4.75%		10/12/2023	73,258	80,572,457
Australia & New Zealand Banking Group Ltd. (Australia)†(d)	0.672% (3 Mo. LIBOR + .49%	)#	11/21/2022	31,137	31,351,194
Bank of America Corp.	0.901% (3 Mo. LIBOR + .65%	)#	6/25/2022	36,624	36,699,612
Bank of America Corp.	1.404% (3 Mo. LIBOR + 1.18%	)#	10/21/2022	20,910	21,060,666
Bank of America Corp.	3.124% (3 Mo. LIBOR + 1.16%	)#	1/20/2023	5,018	5,138,396
Bank of America Corp.	3.30%		1/11/2023	29,578	31,239,221
Bank of America Corp.	3.499% (3 Mo. LIBOR + .63%	)#	5/17/2022	177,988	179,179,094
Bank of Ireland Group plc (Ireland)†(d)	4.50%		11/25/2023	24,000	26,272,440
Bank of Montreal (Canada)(d)	0.63% (3 Mo. LIBOR + .40%	)#	9/10/2021	45,993	46,089,424
Bank of Montreal (Canada)(d)	0.74% (SOFR + .68%	)#	3/10/2023	108,871	109,944,392
Bank of Nova Scotia (The) (Canada)(d)	0.608% (SOFR + .55%	)#	9/15/2023	68,855	69,353,923
Barclays Bank plc (United Kingdom)(d)	1.70%		5/12/2022	26,147	26,549,311
Barclays Bank plc (United Kingdom)†(d)	10.179%		6/12/2021	66,847	68,617,905
Barclays plc (United Kingdom)(d)	1.85% (3 Mo. LIBOR + 1.63%	)#	1/10/2023	4,955	5,012,154
Barclays plc (United Kingdom)(d)	4.61% (3 Mo. LIBOR + 1.40%	)#	2/15/2023	70,659	73,334,750
BBVA USA	0.951% (3 Mo. LIBOR + .73%	)#	6/11/2021	35,630	35,674,555
BPCE SA (France)†(d)	1.46% (3 Mo. LIBOR + 1.24%	)#	9/12/2023	18,405	18,833,137
Canadian Imperial Bank of Commerce (Canada)(d)	0.854% (SOFR + .80%	)#	3/17/2023	139,903	141,525,794

See Notes to Schedule of Investments.	351

Schedule of Investments (unaudited)(continued)

ULTRA SHORT BOND FUND February 28, 2021

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Banks: Regional (continued)
Capital One NA	1.362% (3 Mo. LIBOR + 1.15%	)#	1/30/2023	$1,730	$1,744,072
Capital One NA	2.15%		9/6/2022	5,493	5,637,127
Citibank NA	0.782% (3 Mo. LIBOR + .60%	)#	5/20/2022	98,092	98,227,799
Citibank NA	2.844% (3 Mo. LIBOR + .60%	)#	5/20/2022	75,203	75,609,250
Citigroup, Inc.	0.894% (SOFR + .87%	)#	11/4/2022	30,688	30,839,571
Citigroup, Inc.	0.903% (3 Mo. LIBOR + .69%	)#	10/27/2022	6,274	6,324,729
Citigroup, Inc.	1.178% (3 Mo. LIBOR + .96%	)#	4/25/2022	46,745	47,177,836
Citigroup, Inc.	1.296% (3 Mo. LIBOR + 1.07%	)#	12/8/2021	21,283	21,430,142
Citigroup, Inc.	1.392% (3 Mo. LIBOR + 1.19%	)#	8/2/2021	32,667	32,826,979
Citigroup, Inc.	1.62% (3 Mo. LIBOR + 1.38%	)#	3/30/2021	52,653	52,714,152
Citigroup, Inc.	1.621% (3 Mo. LIBOR + 1.43%	)#	9/1/2023	3,037	3,092,195
Citigroup, Inc.	2.312% (SOFR + .87%	)#	11/4/2022	19,728	19,971,516
Citigroup, Inc.	2.70%		3/30/2021	115,330	115,559,262
Citigroup, Inc.	2.70%		10/27/2022	6,114	6,343,571
Citigroup, Inc.	3.142% (3 Mo. LIBOR + .72%	)#	1/24/2023	26,650	27,304,226
Citizens Bank NA/Providence RI	0.918% (3 Mo. LIBOR + .72%	)#	2/14/2022	32,248	32,398,171
Citizens Bank NA/Providence RI	1.00% (3 Mo. LIBOR + .81%	)#	5/26/2022	2,778	2,802,240
Citizens Bank NA/Providence RI	1.201% (3 Mo. LIBOR + .95%	)#	3/29/2023	14,750	14,954,829
Credit Suisse AG	0.475% (SOFR + .45%	)#	2/4/2022	5,092	5,104,991
Credit Suisse AG	2.80%		4/8/2022	35,572	36,558,120
Credit Suisse Group AG (Switzerland)†(d)	2.997% (3 Mo. LIBOR + 1.20%	)#	12/14/2023	18,225	19,017,162
Credit Suisse Group AG (Switzerland)†(d)	4.207% (3 Mo. LIBOR + 1.24%	)#	6/12/2024	23,000	24,827,909
Danske Bank A/S (Denmark)†(d)	1.171% (1 Yr Treasury CMT + 1.03%	)#	12/8/2023	5,000	5,031,505
Danske Bank A/S (Denmark)†(d)	1.226%		6/22/2024	3,971	4,025,432

352	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

ULTRA SHORT BOND FUND February 28, 2021

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Banks: Regional (continued)
Danske Bank A/S (Denmark)†(d)	1.28% (3 Mo. LIBOR + 1.06%	)#	9/12/2023	$2,800	$2,825,669
Danske Bank A/S (Denmark)†(d)	3.001% (3 Mo. LIBOR + 1.25%	)#	9/20/2022	81,033	82,064,620
Danske Bank A/S (Denmark)†(d)	5.00%		1/12/2022	88,290	91,653,242
Danske Bank A/S (Denmark)†(d)	5.375%		1/12/2024	5,000	5,623,963
DNB Bank ASA (Norway)†(d)	0.848% (3 Mo. LIBOR + .62%	)#	12/2/2022	45,731	46,127,511
Fifth Third Bank NA	0.655% (3 Mo. LIBOR + .44%	)#	7/26/2021	25,887	25,922,869
Fifth Third Bank NA	0.845% (3 Mo. LIBOR + .64%	)#	2/1/2022	1,505	1,513,084
First Abu Dhabi Bank PJSC (United Arab Emirates)(d)	1.176% (3 Mo. LIBOR + .95%	)#	4/16/2022	18,584	18,685,208
Goldman Sachs Group, Inc. (The)	0.481%		1/27/2023	73,210	73,231,365
Goldman Sachs Group, Inc. (The)	0.562% (SOFR + .54%	)#	11/17/2023	54,581	54,820,637
Goldman Sachs Group, Inc. (The)	0.925% (3 Mo. LIBOR + .75%	)#	2/23/2023	135,220	136,736,911
Goldman Sachs Group, Inc. (The)	0.992% (3 Mo. LIBOR + .78%	)#	10/31/2022	207,418	208,369,258
Goldman Sachs Group, Inc. (The)	1.325% (3 Mo. LIBOR + 1.11%	)#	4/26/2022	218,544	218,911,661
Goldman Sachs Group, Inc. (The)	1.578% (3 Mo. LIBOR + 1.36%	)#	4/23/2021	25,700	25,720,733
Goldman Sachs Group, Inc. (The)	2.876% (3 Mo. LIBOR + .82%	)#	10/31/2022	83,265	84,620,475
Goldman Sachs Group, Inc. (The)	5.75%		1/24/2022	25,716	26,969,509
ING Groep NV (Netherlands)(d)	1.401% (3 Mo. LIBOR + 1.15%	)#	3/29/2022	56,060	56,683,456
Intesa Sanpaolo SpA (Italy)†(d)	3.375%		1/12/2023	6,927	7,247,882
Intesa Sanpaolo SpA (Italy)(d)	5.25%		1/12/2024	21,500	24,048,306
JPMorgan Chase & Co.	1.118% (3 Mo. LIBOR + .90%	)#	4/25/2023	1,352	1,364,593
JPMorgan Chase & Co.	1.241% (3 Mo. LIBOR + 1.00%	)#	1/15/2023	28,520	28,764,904
JPMorgan Chase & Co.	1.448% (3 Mo. LIBOR + 1.23%	)#	10/24/2023	32,468	33,052,737
JPMorgan Chase & Co.	2.776% (3 Mo. LIBOR + .94%	)#	4/25/2023	49,292	50,641,859

See Notes to Schedule of Investments.	353

Schedule of Investments (unaudited)(continued)

ULTRA SHORT BOND FUND February 28, 2021

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Banks: Regional (continued)
KeyBank NA	0.865% (3 Mo. LIBOR + .66%	)#	2/1/2022	$62,787	$63,140,941
KeyBank NA	0.992% (3 Mo. LIBOR + .81%	)#	11/22/2021	4,428	4,453,171
Lloyds Banking Group plc (United Kingdom)(d)	1.039% (3 Mo. LIBOR + .80%	)#	6/21/2021	9,492	9,514,298
Macquarie Bank Ltd. (Australia)†(d)	0.441%		12/16/2022	98,388	98,594,182
Macquarie Bank Ltd. (Australia)†(d)	0.626% (3 Mo. LIBOR + .45%	)#	11/24/2021	91,604	91,862,493
Macquarie Bank Ltd. (Australia)†(d)	0.643% (3 Mo. LIBOR + .45%	)#	8/6/2021	68,896	69,023,659
Macquarie Group Ltd. (Australia)†(d)	1.21% (3 Mo. LIBOR + 1.02%	)#	11/28/2023	24,737	25,034,704
Macquarie Group Ltd. (Australia)†(d)	4.15% (3 Mo. LIBOR + 1.33%	)#	3/27/2024	16,446	17,636,834
Mitsubishi UFJ Financial Group, Inc. (Japan)(d)	0.865% (3 Mo. LIBOR + .65%	)#	7/26/2021	19,196	19,244,665
Mitsubishi UFJ Financial Group, Inc. (Japan)(d)	2.623%		7/18/2022	86,031	88,748,613
Mitsubishi UFJ Financial Group, Inc. (Japan)(d)	3.218%		3/7/2022	12,239	12,597,737
Morgan Stanley	0.529% (SOFR + .46%	)#	1/25/2024	72,864	72,921,743
Morgan Stanley	0.729% (SOFR + .70%	)#	1/20/2023	293,305	294,695,219
Morgan Stanley	0.889% (SOFR + .83%	)#	6/10/2022	12,150	12,171,970
Morgan Stanley	1.152% (3 Mo. LIBOR + .93%	)#	7/22/2022	192,063	192,706,075
Morgan Stanley	1.618% (3 Mo. LIBOR + 1.40%	)#	10/24/2023	22,963	23,446,825
Morgan Stanley	4.875%		11/1/2022	17,442	18,707,644
Morgan Stanley	5.50%		7/28/2021	53,743	54,873,348
MUFG Union Bank NA	0.825% (3 Mo. LIBOR + .60%	)#	3/7/2022	46,977	47,202,136
National Australia Bank Ltd. (Australia)†(d)	0.63% (3 Mo. LIBOR + .41%	)#	12/13/2022	72,383	72,827,254
National Australia Bank Ltd. (Australia)†(d)	0.819% (3 Mo. LIBOR + .58%	)#	9/20/2021	4,611	4,625,933
National Bank of Canada (Canada)†(d)	2.15%		10/7/2022	8,945	9,206,958
Natwest Group Plc (United Kingdom)(d)	1.664% (3 Mo. LIBOR + 1.47%	)#	5/15/2023	45,822	46,450,532
Natwest Group Plc (United Kingdom)(d)	3.498% (3 Mo. LIBOR + 1.48%	)#	5/15/2023	31,695	32,807,161
Natwest Group Plc (United Kingdom)(d)	3.875%		9/12/2023	7,046	7,607,314
Natwest Group plc (United Kingdom)(d)	5.125%		5/28/2024	5,962	6,674,565

354	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

ULTRA SHORT BOND FUND February 28, 2021

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Banks: Regional (continued)
Nordea Bank Abp (Finland)†(d)	4.25%		9/21/2022	$44,875	$47,385,169
Nordea Bank Abp (Finland)†(d)	4.875%		5/13/2021	38,273	38,610,964
PNC Bank NA	0.501% (3 Mo. LIBOR + .33%	)#	2/24/2023	91,548	91,828,576
PNC Bank NA	0.66% (3 Mo. LIBOR + .43%	)#	12/9/2022	68,653	68,857,298
PNC Bank NA	0.672% (3 Mo. LIBOR + .45%	)#	7/22/2022	136,045	136,330,592
PNC Bank NA	2.232% (3 Mo. LIBOR + .44%	)#	7/22/2022	6,427	6,477,757
Royal Bank of Canada (Canada)(d)	0.333% (SOFR + .30%	)#	1/19/2024	59,385	59,428,147
Royal Bank of Canada (Canada)(d)	0.479% (SOFR + .45%	)#	10/26/2023	86,378	86,845,818
Royal Bank of Canada (Canada)(d)	0.583% (3 Mo. LIBOR + .36%	)#	1/17/2023	97,223	97,666,169
Royal Bank of Canada (Canada)(d)	0.584% (3 Mo. LIBOR + .35%	)#	7/8/2021	46,102	46,160,359
Santander UK plc (United Kingdom)(d)	0.811% (3 Mo. LIBOR + .62%	)#	6/1/2021	14,250	14,271,770
Skandinaviska Enskilda Banken AB (Sweden)†(d)	0.865% (3 Mo. LIBOR + .65%	)#	12/12/2022	57,560	58,037,570
Standard Chartered plc (United Kingdom)†(d)	1.285% (SOFR + .1.25%	)#	10/14/2023	32,578	32,975,567
Standard Chartered plc (United Kingdom)†(d)	1.374% (3 Mo. LIBOR + 1.15%	)#	1/20/2023	64,549	65,261,172
Standard Chartered plc (United Kingdom)†(d)	1.43% (3 Mo. LIBOR + 1.20%	)#	9/10/2022	56,801	57,092,473
Standard Chartered plc (United Kingdom)†(d)	4.247% (3 Mo. LIBOR + 1.15%	)#	1/20/2023	55,820	57,608,965
Standard Chartered plc (United Kingdom)(d)	5.70%		1/25/2022	10,261	10,696,959
Sumitomo Mitsui Financial Group, Inc. (Japan)(d)	1.004% (3 Mo. LIBOR + .78%	)#	7/12/2022	17,709	17,883,628
Sumitomo Mitsui Financial Group, Inc. (Japan)(d)	2.784%		7/12/2022	46,435	47,997,647
Sumitomo Mitsui Financial Group, Inc. (Japan)(d)	2.846%		1/11/2022	22,090	22,579,490
Swedbank AB (Sweden)†(d)	2.80%		3/14/2022	47,067	48,243,627
Toronto-Dominion Bank (The) (Canada)(d)	0.499% (SOFR + .45%	)#	9/28/2023	22,823	22,961,547
Toronto-Dominion Bank (The) (Canada)(d)	0.499% (3 Mo. LIBOR + .27%	)#	3/17/2021	91,813	91,829,143

See Notes to Schedule of Investments.	355

Schedule of Investments (unaudited)(continued)

ULTRA SHORT BOND FUND February 28, 2021

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Banks: Regional (continued)
Toronto-Dominion Bank (The) (Canada)(d)	0.505% (3 Mo. LIBOR + .30%	)#	7/30/2021	$68,437	$68,519,065
Toronto-Dominion Bank (The) (Canada)(d)	0.721% (3 Mo. LIBOR + .53%	)#	12/1/2022	60,427	60,894,436
Truist Bank	0.782% (3 Mo. LIBOR + .59%	)#	5/17/2022	57,542	57,909,431
Truist Bank	0.791% (SOFR + .73%	)#	3/9/2023	22,738	22,971,478
UBS AG	7.625%		8/17/2022	152,801	168,016,293
UBS AG (United Kingdom)†(d)	1.75%		4/21/2022	84,030	85,383,320
UBS Group AG (Switzerland)†(d)	1.144% (3 Mo. LIBOR + .95%	)#	8/15/2023	8,323	8,416,135
UBS Group AG (Switzerland)†(d)	1.735% (3 Mo. LIBOR + 1.53%	)#	2/1/2022	36,966	37,485,780
UBS Group Funding Switzerland AG (Switzerland)†(d)	2.65%		2/1/2022	46,333	47,321,524
US Bank NA/Cincinnati OH	0.63% (3 Mo. LIBOR + .40%	)#	12/9/2022	91,656	92,283,689
Wachovia Capital Trust III	5.57% (3 Mo. LIBOR + .93%	)#	–(e)	62,949	63,006,913
Wells Fargo & Co.	1.24% (3 Mo. LIBOR + 1.03%	)#	7/26/2021	52,951	53,162,464
Wells Fargo & Co.	1.328% (3 Mo. LIBOR + 1.11%	)#	1/24/2023	19,862	20,035,530
Wells Fargo & Co.	2.10%		7/26/2021	41,037	41,353,215
Wells Fargo & Co.	2.625%		7/22/2022	64,642	66,717,093
Wells Fargo & Co.	3.50%		3/8/2022	41,122	42,485,935
Wells Fargo Bank NA	0.81% (3 Mo. LIBOR + .62%	)#	5/27/2022	88,672	88,796,754
Wells Fargo Bank NA	0.89% (3 Mo. LIBOR + .66%	)#	9/9/2022	134,050	134,467,457
Wells Fargo Bank NA	2.897% (3 Mo. LIBOR + .61%	)#	5/27/2022	70,372	70,810,277
Westpac Banking Corp. (Australia)(d)	0.615% (3 Mo. LIBOR + .39%	)#	1/13/2023	41,737	41,942,153
Total					6,930,748,484

Beverages 0.15%
Diageo Investment Corp.	8.00%		9/15/2022	27,264	30,448,459

Biotechnology Research & Production 0.20%
Gilead Sciences, Inc.	0.771% (3 Mo. LIBOR + .52%	)#	9/29/2023	41,082	41,180,748

356	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

ULTRA SHORT BOND FUND February 28, 2021

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Building Materials 0.21%
Vulcan Materials Co.	0.875% (3 Mo. LIBOR + .65%	)#	3/1/2021	$42,506	$42,506,000

Business Services 0.11%
IHS Markit Ltd. (United Kingdom)†(d)	5.00%		11/1/2022	21,621	22,926,760

Chemicals 0.52%
Albemarle Corp.	1.244% (3 Mo. LIBOR + 1.05%	)#	11/15/2022	18,321	18,302,624
Equate Petrochemical BV (Netherlands)†(d)	3.00%		3/3/2022	6,017	6,125,890
LYB International Finance III LLC	1.238% (3 Mo. LIBOR + 1.00%	)#	10/1/2023	73,497	73,758,909
Nutrition & Biosciences, Inc.†	0.697%		9/15/2022	9,798	9,843,063
Total					108,030,486

Computer Hardware 0.05%
Dell International LLC/EMC Corp.†	5.45%		6/15/2023	10,000	10,972,719

Construction/Homebuilding 0.42%
Lennar Corp.	4.50%		4/30/2024	22,772	24,997,394
Lennar Corp.	4.75%		11/15/2022	25,562	26,896,975
Lennar Corp.	5.375%		10/1/2022	16,983	18,185,651
NVR, Inc.	3.95%		9/15/2022	15,323	15,995,267
Total					86,075,287

Drugs 2.35%
AbbVie, Inc.	0.532% (3 Mo. LIBOR + .35%	)#	5/21/2021	55,064	55,100,077
AbbVie, Inc.	0.641% (3 Mo. LIBOR + .46%	)#	11/19/2021	95,119	95,364,450
AbbVie, Inc.	0.832% (3 Mo. LIBOR + .65%	)#	11/21/2022	75,843	76,462,964
AbbVie, Inc.	3.45%		3/15/2022	85,633	87,921,446
AstraZeneca plc (United Kingdom)(d)	0.85% (3 Mo. LIBOR + .62%	)#	6/10/2022	9,158	9,220,552
AstraZeneca plc (United Kingdom)(d)	0.857% (3 Mo. LIBOR + .67%	)#	8/17/2023	7,264	7,337,904
AstraZeneca plc (United Kingdom)(d)	2.375%		6/12/2022	8,807	9,020,371
Bayer US Finance II LLC†	0.881% (3 Mo. LIBOR + .63%	)#	6/25/2021	25,501	25,537,566
Becton Dickinson & Co.	1.255% (3 Mo. LIBOR + 1.03%	)#	6/6/2022	54,405	54,975,802
Cigna Corp.	1.131% (3 Mo. LIBOR + .89%	)#	7/15/2023	30,562	30,981,629

See Notes to Schedule of Investments.	357

Schedule of Investments (unaudited)(continued)

ULTRA SHORT BOND FUND February 28, 2021

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Drugs (continued)
Cigna Corp.	3.90%		2/15/2022	$15,748	$16,273,673
CVS Health Corp.	0.95% (3 Mo. LIBOR + .72%	)#	3/9/2021	3,375	3,375,516
Upjohn, Inc.†	1.125%		6/22/2022	13,859	13,984,344
Total					485,556,294

Electric: Power 2.27%
Abu Dhabi National Energy Co. PJSC (United Arab Emirates)†(d)	3.625%		1/12/2023	21,264	22,403,219
American Electric Power Co., Inc.	0.685% (3 Mo. LIBOR + .48%	)#	11/1/2023	27,275	27,315,774
Comision Federal de Electricidad (Mexico)†(d)	4.875%		5/26/2021	11,464	11,577,322
Dominion Energy, Inc.	0.747% (3 Mo. LIBOR + .53%	)#	9/15/2023	32,132	32,212,928
Dominion Energy, Inc.	2.715%		8/15/2021	17,591	17,778,262
DTE Energy Co.	0.55%		11/1/2022	68,600	68,770,688
Duke Energy Progress LLC	0.369% (3 Mo. LIBOR + .18%	)#	2/18/2022	37,086	37,086,241
Emera US Finance LP	2.70%		6/15/2021	23,084	23,192,460
Enel Finance International NV (Netherlands)†(d)	2.75%		4/6/2023	4,767	4,983,001
Enel Finance International NV (Netherlands)†(d)	2.875%		5/25/2022	60,286	62,037,657
Exelon Corp.	3.497%		6/1/2022	3,750	3,886,447
Florida Power & Light Co.	0.599% (3 Mo. LIBOR + .38%	)#	7/28/2023	59,859	59,861,666
NextEra Energy Capital Holdings, Inc.	0.452% (3 Mo. LIBOR + .27%	)#	2/22/2023	50,456	50,477,293
NextEra Energy Capital Holdings, Inc.	0.74% (3 Mo. LIBOR + .55%	)#	8/28/2021	47,466	47,482,522
Total					469,065,480

Electrical Equipment 0.05%
NXP BV/NXP Funding LLC (Netherlands)†(d)	3.875%		9/1/2022	10,199	10,681,334

Electronics 0.82%
Honeywell International, Inc.	0.563% (3 Mo. LIBOR + .37%	)#	8/8/2022	21,953	22,052,659
Honeywell International, Inc.	0.411% (3 Mo. LIBOR + .23%	)#	8/19/2022	46,357	46,399,741
Honeywell International, Inc.	0.483%		8/19/2022	90,919	91,036,170
Roper Technologies, Inc.	0.45%		8/15/2022	9,272	9,288,634
Total					168,777,204

358	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

ULTRA SHORT BOND FUND February 28, 2021

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Financial Services 3.40%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland)(d)	4.50%		9/15/2023	$24,000	$25,927,438
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland)(d)	4.875%		1/16/2024	45,000	49,139,938
Air Lease Corp.	3.00%		9/15/2023	11,000	11,550,323
Air Lease Corp.	3.375%		6/1/2021	18,220	18,349,473
Air Lease Corp.	3.75%		2/1/2022	48,746	49,904,344
Air Lease Corp.	3.875%		4/1/2021	27,762	27,762,000
Aircastle Ltd.	4.40%		9/25/2023	8,000	8,488,348
Aircastle Ltd.	5.50%		2/15/2022	17,420	18,193,347
Ally Financial, Inc.	4.125%		2/13/2022	5,850	6,049,401
Ally Financial, Inc.	4.625%		5/19/2022	20,891	21,931,424
American Express Co.	0.795% (3 Mo. LIBOR + .60%	)#	11/5/2021	72,033	72,273,507
American Express Co.	0.802% (3 Mo. LIBOR + .62%	)#	5/20/2022	45,206	45,495,768
American Express Co.	0.84% (3 Mo. LIBOR + .65%	)#	2/27/2023	6,050	6,114,566
American Express Co.	2.50%		8/1/2022	77,506	79,802,381
American Express Co.	2.75%		5/20/2022	71,428	73,436,247
Aviation Capital Group LLC†	0.882% (3 Mo. LIBOR + .67%	)#	7/30/2021	10,065	10,054,740
Aviation Capital Group LLC†	1.141% (3 Mo. LIBOR + .95%	)#	6/1/2021	9,600	9,593,255
Capital One Financial Corp.	1.18% (3 Mo. LIBOR + .95%	)#	3/9/2022	16,539	16,671,642
Intercontinental Exchange, Inc.	0.867% (3 Mo. LIBOR + .65%	)#	6/15/2023	109,820	110,259,280
Intercontinental Exchange, Inc.	2.35%		9/15/2022	19,428	19,974,257
Nasdaq, Inc.	0.445%		12/21/2022	21,825	21,836,905
Total					702,808,584

Food 0.23%
Campbell Soup Co.	0.847% (3 Mo. LIBOR + .63%	)#	3/15/2021	8,140	8,141,629
General Mills, Inc.	0.763% (3 Mo. LIBOR + .54%	)#	4/16/2021	2,695	2,696,836
Mondelez International, Inc.	0.625%		7/1/2022	36,977	37,132,265
Total					47,970,730

See Notes to Schedule of Investments.	359

Schedule of Investments (unaudited)(continued)

ULTRA SHORT BOND FUND February 28, 2021

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Household Equipment/Products 0.25%
Reckitt Benckiser Treasury Services plc (United Kingdom)†(d)	0.798% (3 Mo. LIBOR + .56%	)#	6/24/2022	$52,227	$52,552,054

Insurance 1.88%
Jackson National Life Global Funding†	0.701% (3 Mo. LIBOR + .48%	)#	6/11/2021	2,388	2,390,982
Jackson National Life Global Funding†	0.981% (3 Mo. LIBOR + .73%	)#	6/27/2022	14,000	14,127,544
Met Tower Global Funding†	0.55%		7/13/2022	97,032	97,418,445
Metropolitan Life Global Funding I†	0.606% (SOFR + .57%	)#	1/13/2023	71,666	72,155,076
New York Life Global Funding†	0.505% (3 Mo. LIBOR + .28%	)#	1/10/2023	68,682	68,867,889
New York Life Global Funding†	0.664% (3 Mo. LIBOR + .44%	)#	7/12/2022	36,787	37,030,103
Principal Life Global Funding II†	0.637% (3 Mo. LIBOR + .40%	)#	10/6/2021	59,820	59,949,488
Protective Life Global Funding†	0.771% (3 Mo. LIBOR + .52%	)#	6/28/2021	37,017	37,080,553
Total					389,020,080

Leasing 0.10%
GATX Corp.	0.915% (3 Mo. LIBOR + .72%	)#	11/5/2021	21,551	21,635,973

Machinery: Agricultural 0.40%
BAT Capital Corp.	1.074% (3 Mo. LIBOR + .88%	)#	8/15/2022	81,609	82,350,014

Machinery: Industrial/Specialty 0.40%
CNH Industrial Capital LLC	4.875%		4/1/2021	4,714	4,730,816
John Deere Capital Corp.	0.625% (3 Mo. LIBOR + .40%	)#	6/7/2021	18,421	18,441,811
John Deere Capital Corp.	0.71% (3 Mo. LIBOR + .49%	)#	6/13/2022	22,951	23,081,861
Otis Worldwide Corp.	0.688% (3 Mo. LIBOR + .45%	)#	4/5/2023	36,636	36,646,898
Total					82,901,386

Machinery: Oil Well Equipment & Services 0.80%
Caterpillar Financial Services Corp.	0.401% (3 Mo. LIBOR + .20%	)#	11/12/2021	50,440	50,505,197

360	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

ULTRA SHORT BOND FUND February 28, 2021

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Machinery: Oil Well Equipment & Services (continued)
Caterpillar Financial Services Corp.	0.457% (3 Mo. LIBOR + .22%	)#	1/6/2022	$23,102	$23,143,401
Caterpillar Financial Services Corp.	0.526% (3 Mo. LIBOR + .30%	)#	3/8/2021	45,874	45,877,001
Caterpillar Financial Services Corp.	0.582% (3 Mo. LIBOR + .39%	)#	5/17/2021	46,220	46,255,444
Total					165,781,043

Manufacturing 0.38%
Textron, Inc.	5.95%		9/21/2021	77,523	78,788,544

Media 0.56%
Cox Communications, Inc.†	3.25%		12/15/2022	87,549	91,840,436
Time Warner Cable LLC	4.00%		9/1/2021	23,071	23,269,914
Total					115,110,350

Metals & Minerals: Miscellaneous 0.29%
Anglo American Capital plc (United Kingdom)†(d)	4.125%		4/15/2021	4,836	4,852,923
Glencore Finance Canada Ltd. (Canada)†(d)	4.25%		10/25/2022	19,725	20,887,195
Glencore Funding LLC†	4.125%		3/12/2024	19,648	21,432,338
Glencore Funding LLC†	4.625%		4/29/2024	12,365	13,746,466
Total					60,918,922

Natural Gas 0.34%
British Transco International Finance BV (Netherlands)(d)	Zero Coupon		11/4/2021	18,260	18,218,772
Dominion Energy Gas Holdings LLC	0.817% (3 Mo. LIBOR + .60%	)#	6/15/2021	52,836	52,929,269
Total					71,148,041

Oil 0.24%
BP Capital Markets plc (United Kingdom)(d)	2.50%		11/6/2022	21,995	22,804,527
PT Pertamina Persero (Indonesia)†(d)	4.875%		5/3/2022	14,548	15,188,177
Saudi Arabian Oil Co. (Saudi Arabia)†(d)	2.875%		4/16/2024	10,000	10,554,417
Total					48,547,121

Oil: Integrated Domestic 0.15%
TechnipFMC plc (United Kingdom)(d)	3.45%		10/1/2022	30,744	31,994,413

Real Estate Investment Trusts 0.10%
SL Green Operating Partnership LP	1.174% (3 Mo. LIBOR + .98%	)#	8/16/2021	20,653	20,653,952

See Notes to Schedule of Investments.	361

Schedule of Investments (unaudited)(continued)

ULTRA SHORT BOND FUND February 28, 2021

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Retail 0.52%
7-Eleven, Inc.†	0.625%		2/10/2023	$18,137	$18,171,699
7-Eleven, Inc.†	0.645% (3 Mo. LIBOR + .45%	)#	8/10/2022	36,275	36,320,117
Alimentation Couche-Tard, Inc. (Canada)†(d)	2.70%		7/26/2022	9,152	9,416,946
McDonald’s Corp.	0.649% (3 Mo. LIBOR + .43%	)#	10/28/2021	42,546	42,654,436
Total					106,563,198

Technology 0.11%
TD Ameritrade Holding Corp.	0.635% (3 Mo. LIBOR + .43%	)#	11/1/2021	23,482	23,537,307

Telecommunications 0.34%
NTT Finance Corp. (Japan)†(a)(d)	0.583%		3/1/2024	12,414	12,408,752
Ooredoo International Finance Ltd.†	3.25%		2/21/2023	14,894	15,579,496
Vodafone Group plc (United Kingdom)(d)	1.213% (3 Mo. LIBOR + .99%	)#	1/16/2024	41,445	42,180,325
Total					70,168,573
Total Corporate Bonds (cost $11,865,597,942)					11,908,028,490

FLOATING RATE LOANS(f) 1.06%

Aerospace/Defense 0.38%
Boeing Company The Term Loan	1.47% (3 Mo. LIBOR + 1.25%	)	2/7/2022	77,689	77,708,391

Business Services 0.28%
Nutrition & Biosciences, Inc. 3 Year Delayed Draw Term Loan	2.31% (3 Mo. LIBOR + 2.13%	)	1/17/2023	58,398	58,361,755	(g)

Financial Services 0.03%
Delos Finance S.a.r.l. 2018 Term Loan B (Luxembourg)	2.00% (3 Mo. LIBOR + 1.75%	)	10/6/2023	6,000	6,007,500

Real Estate 0.18%
Welltower Inc Term Loan	–	(h)	4/1/2022	37,582	37,628,978	(g)

Technology 0.19%
Comcast Hulu Holdings, LLC Term Loan A	0.99% (1 Mo. LIBOR + .875%	)	3/15/2024	40,000	39,800,000	(g)
Total Floating Rate Loans (cost $219,298,446)					219,506,624

362	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

ULTRA SHORT BOND FUND February 28, 2021

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
FOREIGN GOVERNMENT OBLIGATIONS 0.71%

Kuwait 0.03%
Kuwait International Government Bond†(d)	2.75%		3/20/2022	$6,750	$6,909,421

Saudi Arabia 0.68%
Saudi Government International Bond†(d)	2.375%		10/26/2021	138,000	139,681,944
Total Foreign Government Obligations (cost $146,614,285)					146,591,365

NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES 0.75%
BBCMS Mortgage Trust 2017-DELC A†	0.962% (1 Mo. LIBOR + .85%	)#	8/15/2036	6,520	6,538,040
DBCG BBG Mortgage Trust 2017-BBG A†	0.812% (1 Mo. LIBOR + .70%	)#	6/15/2034	10,000	10,008,456
Freddie Mac STACR REMIC Trust 2021-HQA1 M1†	0.75% (SOFR30A + .70%	)#	8/25/2033	30,000	30,037,500
GS Mortgage Securities Corp. Trust 2018-HULA A†	1.032% (1 Mo. LIBOR + .92%	)#	7/15/2025	16,345	16,391,651
GS Mortgage Securities Corp. Trust 2021-RENT A†	0.95% (1 Mo. LIBOR + .70%	)#	11/21/2023	24,750	24,787,620
ONE PARK Mortgage Trust 2021-PARK A†	0.95% (1 Mo. LIBOR + .70%	)#	3/15/2036	49,520	49,594,344
VNDO Mortgage Trust 2012-6AVE A†	2.996%		11/15/2030	17,370	17,980,497
Total Non-Agency Commercial Mortgage-Backed Securities (cost $155,160,340)					155,338,108

U.S. TREASURY OBLIGATION 3.02%
U.S. Treasury Bill (cost $625,553,748)	Zero Coupon		7/29/2021	625,621	625,516,728
Total Long-Term Investments (cost $17,473,480,484)					17,519,137,951

SHORT-TERM INVESTMENTS 17.71%

COMMERCIAL PAPER 17.24%

Automotive 1.76%
General Motors Financial Co., Inc.	0.284%		3/1/2021	95,418	95,418,000
General Motors Financial Co., Inc.	0.406%		4/12/2021	13,500	13,493,700
General Motors Financial Co., Inc.	0.426%		4/5/2021	23,580	23,570,372
General Motors Financial Co., Inc.	0.477%		3/22/2021	18,043	18,038,053
General Motors Financial Co., Inc.	0.487%		5/4/2021	13,407	13,393,825

See Notes to Schedule of Investments.	363

Schedule of Investments (unaudited)(continued)

ULTRA SHORT BOND FUND February 28, 2021

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Automotive (continued)
General Motors Financial Co., Inc.	0.487%	5/4/2021	$40,970	$40,929,740
Volkswagen Group Amer Finance LLC	0.53%	11/8/2021	159,371	158,770,437
Total				363,614,127

Banks: Regional 4.82%
Canadian Imperial Bank of Commerce	0.071%	3/5/2021	393,599	393,595,938
Danske Bank A/S	0.417%	5/4/2021	92,055	92,029,815
Danske Bank A/S	0.428%	8/6/2021	69,516	69,457,242
HSBC USA, Inc.	0.407%	10/1/2021	21,250	21,204,912
HSBC USA, Inc.	0.488%	3/3/2021	26,415	26,414,295
Toronto Dominion Bank	0.071%	3/5/2021	393,599	393,595,938
Total				996,298,140

Chemicals 0.84%
Cabot Corp.	0.162%	3/1/2021	52,940	52,940,000
Cabot Corp.	0.183%	3/1/2021	62,754	62,754,000
Cabot Corp	0.223%	3/2/2021	16,622	16,621,899
Fmc Corp	0.406%	3/1/2021	22,644	22,644,000
Fmc Corp	0.507%	3/12/2021	18,005	18,002,249
Total				172,962,148

Computer Software 0.27%
Fidelity National Information Services, Inc.	0.152%	3/2/2021	56,589	56,588,764

Drugs 0.02%
Cigna Corp.	0.457%	3/23/2021	4,406	4,404,788

Electric: Power 2.76%
Center Point Energy, Inc.	0.142%	3/1/2021	82,121	82,121,000
Center Point Energy, Inc.	0.142%	3/2/2021	80,303	80,302,688
Electricite De France Sa	0.193%	3/2/2021	71,059	71,058,625
Electricite De France Sa	0.193%	3/4/2021	36,628	36,627,420
Enel Finance America	0.458%	2/4/2022	28,750	28,651,661
Entergy Corp.	0.122%	3/1/2021	41,056	41,056,000
Exelon Generation Co. LLC	0.223%	3/10/2021	169,813	169,803,660
Exelon Generation Co. LLC	0.355%	3/4/2021	61,923	61,921,194
Total				571,542,248

Environmental Services 0.06%
Waste Management, Inc.	0.458%	9/10/2021	13,450	13,432,352

364	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

ULTRA SHORT BOND FUND February 28, 2021

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Financial Services 0.30%
Intercontinental Exchange	0.427%	6/22/2021	$17,565	$17,540,743
Intercontinental Exchange	0.458%	9/23/2021	45,647	45,500,975
Total				63,041,718

Food 0.28%
Conagra Brands, Inc.	0.917%	4/8/2021	58,657	58,601,276

Health Care Services 0.27%
Catholic Health Initiatives	0.964%	3/3/2021	55,589	55,586,066

Machinery: Agricultural 0.20%
BAT International Finance plc	0.406%	4/28/2021	41,022	41,006,291

Machinery: Oil Well Equipment & Services 0.72%
Brookfield Renewable	0.193%	3/1/2021	16,637	16,637,000
Brookfield Renewable	0.254%	3/2/2021	89,899	89,898,376
Brookfield Renewable	0.304%	3/24/2021	41,584	41,576,030
Total				148,111,406

Media 0.97%
Walt Disney Co. (The)	0.407%	5/21/2021	20,636	20,624,299
Walt Disney Co. (The)	0.489%	5/7/2021	10,935	10,929,940
Walt Disney Co. (The)	0.489%	5/17/2021	27,829	27,814,034
Walt Disney Co. (The)	0.489%	5/17/2021	39,418	39,396,802
Walt Disney Co. (The)	0.714%	3/26/2021	8,727	8,722,758
Walt Disney Co. (The)	0.714%	4/30/2021	69,648	69,619,235
Walt Disney Co. (The)	0.714%	4/30/2021	23,209	23,199,415
Total				200,306,483

Real Estate 1.80%
Alexandria Real Estate Equities, Inc.	0.183%	3/10/2021	100,970	100,965,456
Erp Oper Ltd. Partnership	0.152%	3/1/2021	49,640	49,640,000
Healthpeak Pptys, Inc.	0.213%	3/10/2021	153,704	153,695,931
Healthpeak Pptys, Inc.	0.223%	3/10/2021	68,845	68,841,213
Total				373,142,600

Retail 0.97%
Autonation, Inc	0.193%	3/1/2021	8,780	8,779,861
Autonation, Inc	0.193%	3/2/2021	18,026	18,025,905
Dollarama, Inc.	0.152%	3/5/2021	8,780	8,779,854
Walgreens Boots	0.427%	4/27/2021	90,294	90,233,954
Walgreens Boots	0.457%	5/25/2021	75,000	74,949,767
Total				200,769,341

See Notes to Schedule of Investments.	365

Schedule of Investments (unaudited)(continued)

ULTRA SHORT BOND FUND February 28, 2021

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Telecommunications 1.20%
AT&T, Inc.	0.407%	12/14/2021	$63,766	$63,603,636
AT&T, Inc.	0.407%	12/14/2021	90,239	90,009,229
AT&T, Inc.	0.407%	12/16/2021	75,000	74,807,719
Rogers Communications	0.407%	8/26/2021	12,400	12,380,361
Rogers Communications	0.458%	8/25/2021	7,705	7,692,865
Total				248,493,810
Total Commercial Paper (cost $3,567,488,759)				3,567,901,558

REPURCHASE AGREEMENT 0.47%
Repurchase Agreement dated 2/26/2021, 0.00% due 3/1/2021 with Fixed Income Clearing Corp. collateralized by $12,813,000 of U.S. Treasury Note at 0.25% due 05/31/2025; $61,288,700 of U.S. Treasury Note at 0.33% due 10/31/2021; $24,595,400 of U.S. Treasury Note at 2.875% due 11/15/2021; value: $99,306,100; proceeds: $97,358,863 (cost $97,358,863)			97,359	97,358,863
Total Short-Term Investments (cost $3,664,847,622)				3,665,260,421
Total Investments in Securities 102.39% (cost $21,138,328,106)				21,184,398,372
Liabilities in Excess of Cash and Other Assets (2.39%)				(495,090,976)
Net Assets 100.00%				$20,689,307,396

CMT	Constant Maturity Rate.
LIBOR	London Interbank Offered Rate.
SOFR	Secured Over Night Financing Rate.
SOFR30A	Secured Over Night Financing Rate 30 day compounded average.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers. At February 28, 2021, the total value of Rule 144A securities was $5,290,627,195, which represents 25.57% of net assets.
#	Variable rate security. The interest rate represents the rate in effect at February 28, 2021.
(a)	Securities purchased on a when-issued basis.
(b)	Variable Rate is Fixed to Float: Rate remains fixed or at Zero Coupon until designated future date.
(c)	Level 3 Investment as described in Note 2(b) in the Notes to Financials. Security valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 investments.
(d)	Foreign security traded in U.S. dollars.
(e)	Security is perpetual in nature and has no stated maturity.
(f)	Floating Rate Loans in which the Fund invests generally pay interest at rates which are periodically re-determined at a margin above the London Interbank Offered Rate (“LIBOR”) or the prime rate offered by major U.S. banks. The rate(s) shown is the rate(s) in effect at February 28, 2021.

366	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

ULTRA SHORT BOND FUND February 28, 2021

(g)	Level 3 Investment as described in Note 2(b) in the Notes to Financials. Floating Rate Loans categorized as Level 3 are valued based on a single quotation obtained from a dealer. Accounting principles generally accepted in the United States of America do not require the Fund to create quantitative unobservable inputs that were not developed by the Fund. Therefore, the Fund does not have access to unobservable inputs and cannot disclose such inputs in the valuation.
(h)	Interest rate to be determined.

The following is a summary of the inputs used as of February 28, 2021 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Asset-Backed Securities
Other	$–	$1,101,287,270	$86,243,100	$1,187,530,370
Remaining Industries	–	3,276,626,266	–	3,276,626,266
Corporate Bonds	–	11,908,028,490	–	11,908,028,490
Floating Rate Loans
Business Services	–	–	58,361,755	58,361,755
Real Estate	–	–	37,628,978	37,628,978
Technology	–	–	39,800,000	39,800,000
Remaining Industries	–	83,715,891	–	83,715,891
Foreign Government Obligations	–	146,591,365	–	146,591,365
Non-Agency Commercial Mortgage-Backed Securities	–	155,338,108	–	155,338,108
U.S. Treasury Obligation	–	625,516,728	–	625,516,728

Short-Term Investments
Commercial Paper	–	3,567,901,558	–	3,567,901,558
Repurchase Agreement	–	97,358,863	–	97,358,863
Total	$–	$20,962,364,539	$222,033,833	$21,184,398,372

(1)	Refer to Note 2(b) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy. Each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets.

See Notes to Schedule of Investments.	367

Schedule of Investments (unaudited)(concluded)

ULTRA SHORT BOND FUND February 28, 2021

The following is a reconciliation of investments with unobservable inputs (Level 3) that were used in determining fair value:

Investment Type	Asset-Backed Securities	Floating Rate Loans
Balance as of December 1, 2020	$–	$–
Accrued Discounts (Premiums)	–	–
Realized Gain (Loss)	–
Change in Unrealized Appreciation (Depreciation)	43,100	110,479
Purchases	86,200,000	135,680,254
Sales	–	–
Transfers into Level 3	–	–
Transfers out of Level 3	–	–
Balance as of February 28, 2021	$86,243,100	$135,790,733
Change in unrealized appreciation/ depreciation for the period ended February 28, 2021, related to Level 3 investments held at February 28, 2021	$43,100	$110,479

368	See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1.	ORGANIZATION

Lord Abbett Investment Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified, open-end management investment company and was organized as a Delaware statutory trust on August 16, 1993. The Trust currently consists of the following fourteen funds (separately, a “Fund” and collectively, the “Funds”): Lord Abbett Convertible Fund (“Convertible Fund”), Lord Abbett Core Fixed Income Fund (“Core Fixed Income Fund”), Lord Abbett Core Plus Bond Fund (“Core Plus Bond Fund”), Lord Abbett Corporate Bond Fund (“Corporate Bond Fund”), Lord Abbett Floating Rate Fund (“Floating Rate Fund”), Lord Abbett High Yield Fund (“High Yield Fund”), Lord Abbett Income Fund (“Income Fund”), Lord Abbett Inflation Focused Fund (“Inflation Focused Fund”), Lord Abbett Multi-Asset Balanced Opportunity Fund (“Multi-Asset Balanced Opportunity Fund”), Lord Abbett Multi-Asset Income Fund (“Multi-Asset Income Fund”), Lord Abbett Short Duration Core Bond Fund (“Short Duration Core Bond Fund”), Lord Abbett Short Duration Income Fund (“Short Duration Income Fund”), Lord Abbett Total Return Fund (“Total Return Fund”) and Lord Abbett Ultra Short Bond Fund (“Ultra Short Bond Fund”).

2.	SIGNIFICANT ACCOUNTING POLICIES

(a)	Investment Valuation-Under procedures approved by the Funds’ Board of Trustees (the “Board”), Lord, Abbett & Co. LLC (“Lord Abbett”), the Fund’s investment manager, has formed a Pricing Committee to administer the pricing and valuation of portfolio investments and to ensure that prices utilized reasonably reflect fair value. Among other things, these procedures allow the Funds to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities actively traded on any recognized U.S. or non-U.S. exchange or on The NASDAQ Stock Market LLC are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to reflect their fair value as of the close of regular trading on the New York Stock Exchange (“NYSE”). Each Fund may utilize an independent fair valuation service in adjusting the valuations of foreign securities. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and asked prices. Fixed income securities are valued based on evaluated prices supplied by independent pricing services, which reflect broker/dealer supplied valuations and the independent pricing services’ own electronic data processing techniques. Exchange traded options and futures contracts are valued at the last quoted sale price in the market where they are principally traded. If no sale has occurred, the mean between the most recently quoted bid and asked prices is used. Floating rate loans are valued at the average of bid and ask quotations obtained from dealers in loans on the basis of prices supplied by independent pricing services. Forward foreign currency exchange contracts are valued using daily forward exchange rates. Swaps are valued daily using independent pricing services or quotations from broker/dealers to the extent available.

Investments in the Underlying Funds are valued at their net asset value (“NAV”) each business day at the close of regular trading on the NYSE, normally 4:00 p.m. Eastern time.

Securities for which prices are not readily available are valued at fair value as determined by the Pricing Committee. The Pricing Committee considers a number of factors, including observable and unobservable inputs, when arriving at fair value. The Pricing Committee may

Notes to Schedule of Investments (unaudited)(continued)

use related or comparable assets or liabilities, recent transactions, market multiples, book values, yield curves, broker quotes, observable trading activity, option adjusted spread models and other relevant information to determine the fair value of portfolio investments. The Board or a designated committee thereof regularly reviews fair value determinations made by the Pricing Committee and may employ techniques such as reviewing related market activity, reviewing inputs and assumptions, and retrospectively comparing prices of subsequent purchases and sales transactions to fair value determinations made by the Pricing Committee.

Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates fair value.

(b)	Fair Value Measurements-Fair value is defined as the price that each Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk - or example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy classification is determined based on the lowest level of inputs that is significant to the fair value measurement, and is summarized in the three broad Levels listed below:

•	Level 1—	unadjusted quoted prices in active markets for identical investments;

•	Level 2—	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3—	significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

A summary of inputs used in valuing each Fund’s investments and other financial instruments as of February 28, 2021 and, if applicable, Level 3 rollforwards for the period then ended is included in each Fund’s Schedule of Investments.

Changes in valuation techniques may result in transfers into or out of an assigned level within the three-tier hierarchy. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

3.	FEDERAL TAX INFORMATION

It is the policy of each Fund to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all taxable income and capital gains to its shareholders. Therefore, no income tax provision is required.

Each Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on each Fund’s filed U.S. federal tax returns remains open generally three years after the filing of the tax returns. The statutes of limitations on

Notes to Schedule of Investments (unaudited)(continued)

each Fund’s, state and local tax return may remain open for an additional year depending upon the jurisdiction.

4.	TRANSACTIONS WITH AFFILIATED ISSUERS

An affiliated issuer is one in which a Fund has ownership of at least 5% of the outstanding voting securities of the underlying issuer at any point during the fiscal year or any company which is under common ownership or control. Multi-Asset Balanced Opportunity Fund and Multi-Asset Income Fund had the following transactions with affiliated issuers (i.e. the Underlying Funds) during the period then ended February 28, 2021:

Multi-Asset Balanced Opportunity Fund

Affiliated Issuer	Balance of Shares Held at 11/30/2020	Gross Additions	Gross Sales	Balance of Shares Held at 2/28/2021	Fair Value at 2/28/2021	Net Realized Gain 12/1/2020 to 2/28/2021		Dividend Income 12/1/2020 to 2/28/2021	Change in Appreciation (Depreciation) 12/1/2020 to 2/28/2021
Lord Abbett Investment Trust-Convertible Fund-Class I	4,849,827	754,925	(1,526,651)	4,078,101	$83,234,033	$25,830,693	(a)	$630,571	$(11,829,077)
Lord Abbett Investment Trust-Core Fixed Income Fund-Class I	6,203,078	716,418	(1,956,731)	4,962,765	55,285,205	2,140,394	(b)	241,477	(3,083,842)
Lord Abbett Securities Trust-Durable Growth Fund-Class I	6,753,316	–	(1,869,836)	4,883,480	103,627,442	7,717,795		–	(3,516,241)
Lord Abbett Global Fund, Inc.-Emerging Markets Bond Fund - Class I	35,858,964	478,082	(735,596)	35,601,450	180,855,365	(88,272)		1,956,960	(4,592,785)
Lord Abbett Investment Trust-Floating Rate Fund-Class I	5,983,423	61,942	–	6,045,365	50,720,612	–		506,663	1,139,353
Lord Abbett Securities Trust - Focused Large Cap Value Fund-Class I	30,141,295	138,011	–	30,279,306	497,488,996	–		–	56,522,934
Lord Abbett Securities Trust-Focused Small Cap Value Fund-Class I	–	1,766,605	–	1,766,605	54,358,437	–		–	9,021,746
Lord Abbett Securities Trust-Fundamental Equity Fund-Class I	17,248,686	–	(1,568,605)	15,680,081	199,607,431	(701,009)		–	16,516,450

Notes to Schedule of Investments (unaudited)(continued)

Multi-Asset Balanced Opportunity Fund (continued)

Affiliated Issuer	Balance of Shares Held at 11/30/2020	Gross Additions	Gross Sales	Balance of Shares Held at 2/28/2021	Fair Value at 2/28/2021	Net Realized Gain 12/1/2020 to 2/28/2021		Dividend Income 12/1/2020 to 2/28/2021	Change in Appreciation (Depreciation) 12/1/2020 to 2/28/2021
Lord Abbett Securities Trust-Growth Leaders Fund-Class I	7,558,854	676,497	(34,866)	8,200,485	$391,819,177	$864,964		$–	$25,319,727
Lord Abbett Research Fund, Inc.-Growth Opportunities Fund-Class I	3,802,916	494,052	(746,248)	3,550,720	124,594,764	27,260,260	(c)	–	(17,654,397)
Lord Abbett Investment Trust-High Yield Fund-Class I	48,656,396	576,808	(2,165,038)	47,068,166	354,423,292	(479,842)		4,364,831	9,466,597
Lord Abbett Investment Trust-Inflation Focused Fund-Class I	5,987,254	52,008	(192,456)	5,846,806	69,343,118	14,308		619,701	3,119,506
Lord Abbett Municipal Income Fund- Intermediate Tax-Free Fund-Class I	3,468,744	102,497	–	3,571,241	40,105,041	–		358,617	(79,197)
Lord Abbett Securities Trust-International Equity Fund-Class I	8,744,081	118,629	(1,060,955)	7,801,755	126,622,489	4,130,453		1,862,489	5,002,289
Lord Abbett Securities Trust-International Value Fund - Class I	19,874,753	189,524	(2,540,411)	17,523,866	135,284,244	1,466,432		1,418,235	9,764,512
Lord Abbett Mid Cap Stock Fund, Inc. - Class I	4,060,558	59,092	–	4,119,650	126,596,847	–		1,678,228	11,669,669
Lord Abbett Investment Trust-Short Duration Income Fund-Class I	–	6,858,309	(1,012,582)	5,845,727	24,610,509	1,012,582		8,786	–
Total					$2,618,577,002	$69,168,758		$13,646,558	$106,787,244

(a)	Includes $13,883,115 of distributed capital gains.
(b)	Includes $2,202,464 of distributed capital gains.
(c)	Includes $17,197,929 of distributed capital gains.

Notes to Schedule of Investments (unaudited)(continued)

Multi-Asset Income Fund

Affiliated Issuer	Balance of Shares Held at 11/30/2020	Gross Additions	Gross Sales	Balance of Shares Held at 2/28/2021	Fair Value at 2/28/2021	Net Realized Gain (loss) 12/1/2020 to 2/28/2021		Dividend Income 12/1/2020 to 2/28/2021	Change in Appreciation (Depreciation) 12/1/2020 to 2/28/2021
Lord Abbett Investment Trust-Convertible Fund-Class I	1,815,501	282,514	(750,985)	1,347,030	$27,492,884	$11,697,182	(a)	$234,407	$(6,419,976)
Lord Abbett Investment Trust-Core Fixed Income Fund-Class I	12,901,486	1,057,145	(744,835)	13,213,796	147,201,693	4,900,937	(b)	548,376	(7,130,862)
Lord Abbett Securities Trust-Durable Growth Fund-Class I	2,061,138	–	(380,540)	1,680,598	35,662,298	1,720,054		–	(359,409)
Lord Abbett Global Fund, Inc.-Emerging Markets Bond Fund-Class I	16,438,509	170,851	(180,426)	16,428,934	83,458,983	(47,011)		895,534	(2,099,227)
Lord Abbett Investment Trust-Floating Rate Fund-Class I	2,903,249	30,055	–	2,933,304	24,610,418	–		245,844	552,832
Lord Abbett Securities Trust-Focused Large Cap Value Fund-Class I	11,276,756	–	–	11,276,756	185,277,107	–		–	21,087,535
Lord Abbett Securities Trust-Focused Small - Cap Value Fund-Class I	–	478,452	–	478,452	14,721,977	–		–	2,558,669
Lord Abbett Securities Trust-Fundamental Equity Fund-Class I	4,013,843	–	(755,380)	3,258,463	41,480,230	237,187		–	3,156,253
Lord Abbett Securities Trust-Growth Leaders Fund-Class I	2,288,463	290,797	(5,411)	2,573,849	122,978,526	111,661		–	7,751,134
Lord Abbett Research Fund, Inc.-Growth Opportunities Fund-Class I	1,180,729	153,393	(353,419)	980,703	34,412,862	9,179,382	(c)	–	(6,142,825)
Lord Abbett Investment Trust-High Yield Fund-Class I	25,319,619	303,500	(791,754)	24,831,365	186,980,178	(186,145)		2,296,359	4,896,181

Notes to Schedule of Investments (unaudited)(continued)

Multi-Asset Income Fund (continued)

Affiliated Issuer	Balance of Shares Held at 11/30/2020	Gross Additions	Gross Sales	Balance of Shares Held at 2/28/2021	Fair Value at 2/28/2021	Net Realized Gain (loss) 12/1/2020 to 2/28/2021	Dividend Income 12/1/2020 to 2/28/2021	Change in Appreciation (Depreciation) 12/1/2020 to 2/28/2021
Lord Abbett Investment Trust-Inflation Focused Fund-Class I	5,415,298	47,209	(72,541)	5,389,966	$63,924,993	$2,258	$562,506	$2,823,217
Lord Abbett Municipal Income Fund-Intermediate Tax Free Fund-Class I	8,476,939	69,099	–	8,546,038	95,972,004	–	818,640	(177,353)
Lord Abbett Securities Trust-International Equity Fund-Class I	4,354,249	57,929	(498,775)	3,913,403	63,514,535	1,918,195	909,484	2,570,878
Lord Abbett Securities Trust-International Value Fund-Class I	9,593,320	89,548	(1,340,220)	8,342,648	64,405,243	(408,169)	670,104	5,803,817
Lord Abbett Mid Cap Stock Fund, Inc.- Class I	1,308,098	19,035	–	1,327,135	40,782,846	–	540,637	3,759,354
Lord Abbett Investment Trust-Short Duration Income Fund-Class I	–	3,078,938	(7,560)	3,071,378	12,930,500	–	3,912	–
Total					$1,245,827,277	$29,125,531	$7,725,803	$32,630,218

(a)	Includes $5,197,052 of distributed capital gains.
(b)	Includes $4,835,037 of distributed capital gains.
(c)	Includes $5,339,611 of distributed capital gains.

Notes to Schedule of Investments (unaudited)(continued)

The Funds invest in Underlying Funds managed by Lord Abbett. As of February 28, 2021, each Fund’s long-term investments were allocated among the Underlying Funds as follows:

Multi-Asset Balanced Opportunity Fund’s Investments:

Underlying Fund Name	% of Investments
Lord Abbett Investment Trust-Convertible Fund-Class I	3.18%
Lord Abbett Investment Trust-Core Fixed Income Fund-Class I	2.11%
Lord Abbett Securities Trust-Durable Growth Fund-Class I	3.96%
Lord Abbett Global Fund, Inc.-Emerging Markets Bond Fund-Class I	6.91%
Lord Abbett Investment Trust-Floating Rate Fund-Class I	1.94%
Lord Abbett Securities Trust-Focused Large Cap Value Fund-Class I	19.00%
Lord Abbett Securities Trust-Focused Small Cap Value Fund-Class	2.08%
Lord Abbett Securities Trust-Fundamental Equity Fund-Class I	7.62%
Lord Abbett Securities Trust-Growth Leaders Fund-Class I	14.96%
Lord Abbett Research Fund, Inc.-Growth Opportunities Fund-Class I	4.76%
Lord Abbett Investment Trust-High Yield Fund-Class	13.53%
Lord Abbett Investment Trust-Inflation Focused Fund-Class I	2.65%
Lord Abbett Municipal Income Fund-Intermediate Tax-Free Fund-Class I	1.53%
Lord Abbett Securities Trust-International Equity Fund-Class I	4.84%
Lord Abbett Securities Trust-International Value Fund-Class I	5.16%
Lord Abbett Mid Cap Stock Fund, Inc.-Class I	4.83%
Lord Abbett Investment Trust-Short Duration Income Fund-Class I	0.94%

Multi-Asset Income Fund’s Investments:

Underlying Fund Name	% of Investments
Lord Abbett Investment Trust-Convertible Fund-Class I	2.21%
Lord Abbett Investment Trust-Core Fixed Income Fund-Class I	11.82%
Lord Abbett Securities Trust-Durable Growth Fund-Class	2.86%
Lord Abbett Global Fund, Inc.-Emerging Markets Bond Fund-Class	6.70%
Lord Abbett Investment Trust-Floating Rate Fund-Class I	1.98%
Lord Abbett Securities Trust-Focused Large Cap Value Fund-Class I	14.87%
Lord Abbett Securities Trust-Focused Small Cap Value Fund - Class I	1.18%
Lord Abbett Securities Trust-Fundamental Equity Fund-Class I	3.33%
Lord Abbett Securities Trust-Growth Leaders Fund-Class I	9.87%
Lord Abbett Research Fund, Inc.-Growth Opportunities Fund-Class I	2.76%
Lord Abbett Investment Trust-High Yield Fund-Class I	15.01%
Lord Abbett Investment Trust-Inflation Focused Fund-Class I	5.13%
Lord Abbett Municipal Income Fund-Intermediate Tax-Free Fund-Class I	7.70%
Lord Abbett Securities Trust-International Equity Fund-Class I	5.10%
Lord Abbett Securities Trust-International Value Fund-Class I	5.17%
Lord Abbett Mid Cap Stock Fund, Inc.-Class I	3.27%
Lord Abbett Investment Trust-Short Duration Income Fund-Class I	1.04%

Notes to Schedule of Investments (unaudited)(continued)

The Ten Largest Holdings and the Holdings by Sector or Credit Rating, as of February 28, 2021, for each Underlying Fund are presented below. Each Underlying Fund’s annual and semiannual reports, which are sent to shareholders and filed with the SEC, contain information about the Underlying Fund’s portfolio holdings, including a complete schedule of holdings. A complete schedule of holdings for each Underlying Fund is also filed with the SEC on Form N-PORT as of the end of each respective Underlying Fund’s first and third quarters. In addition, on or about the first day of the second month following each calendar quarter-end, each Fund makes publicly available a complete schedule of its portfolio holdings as of the last day of each such quarter. The information for the most recently ended calendar quarter may be viewed at www.lordabbett.com or requested at no charge by calling Lord Abbett at 888-522-2388.

Investment Trust—Convertible Fund

Ten Largest Holdings	% of Investments
Tesla, Inc., 2.00%, 05/15/2024	3.05%
Square, Inc., 0.25%, 11/01/2027	3.04%
Western Digital Corp., 1.50%, 02/01/2024	2.85%
Weibo Corp., 1.25%, 11/15/2022	2.55%
Canopy Growth Corp., 4.25%, 07/15/2023	2.39%
Snap, Inc., 0.75%, 08/01/2026	2.27%
Broadcom, Inc., 8.00%, 09/30/2022	2.18%
Southwest Airlines Co., 1.25%, 05/01/2025	2.08%
Chegg, Inc., Zero Coupon, 09/01/2026	1.94%
Danaher Corp., 4.75%, 04/15/2022	1.81%
Holding by Sector*	% of Investments
Automotive	4.14%
Banking	1.04%
Capital Goods	3.72%
Consumer Goods	0.75%
Energy	2.01%
Financial Services	0.60%
Healthcare	15.99%
Leisure	7.53%
Media	5.82%
Real Estate	2.03%
Retail	6.53%
Services	6.27%
Technology & Electronics	32.12%
Telecommunications	1.58%
Transportation	5.81%
Utilities	1.70%
Repurchase Agreement	2.36%
Total	100.00%

*	A sector may comprise several industries

Notes to Schedule of Investments (unaudited)(continued)

Investment Trust—Core Fixed Income Fund

Ten Largest Holdings	% of Investments
U.S. Treasury Note, 0.125%, 12/15/2023	9.59%
U.S. Treasury Bill, Zero Coupon, 04/29/2021	9.01%
U.S. Treasury Note, 0.375%, 11/30/2025	7.58%
Federal National Mortgage Assoc., 3.00%	6.75%
Federal National Mortgage Assoc., 3.50%	5.96%
U.S. Treasury Bill, Zero Coupon, 07/29/2021	5.34%
Federal National Mortgage Assoc., 2.50%	1.92%
U.S. Treasury Bond, 1.125%, 05/15/2040	1.66%
U.S. Treasury Note, 1.125%, 02/29/2028	1.23%
U.S. Treasury Bond, 1.625%, 11/15/2050	0.94%
Holding by Sector*	% of Investments
Auto	0.53%
Basic Industry	0.26%
Capital Goods	0.84%
Consumer Cyclicals	0.08%
Consumer Services	0.88%
Consumer Staples	0.88%
Energy	2.55%
Financial Services	25.33%
Foreign Government	0.65%
Health Care	3.34%
Integrated Oils	0.45%
Materials and Processing	1.23%
Municipal	2.16%
Producer Durables	0.92%
Technology	2.01%
Telecommunications	0.83%
Transportation	0.04%
U.S. Government	52.22%
Utilities	2.24%
Repurchase Agreement	2.56%
Total	100.00%

*	A sector may comprise several industries

Notes to Schedule of Investments (unaudited)(continued)

Lord Abbett Securities Trust—Durable Growth Fund

Ten Largest Holdings	% of Investments
Microsoft Corp.	8.40%
Amazon.com, Inc.	8.13%
Apple, Inc.	7.11%
Alphabet, Inc. Class A	5.50%
Facebook, Inc. Class A	4.17%
Mastercard, Inc. Class A	2.72%
PayPal Holdings, Inc.	2.71%
NVIDIA Corp.	2.40%
salesforce.com, Inc.	2.08%
RingCentral, Inc. Class A	1.87%
Holding by Sector*	% of Investments
Communication Services	14.36%
Consumer Discretionary	15.91%
Consumer Staples	3.86%
Financials	2.13%
Health Care	12.92%
Industrials	5.89%
Information Technology	40.12%
Materials	2.91%
Real Estate	1.40%
Repurchase Agreement	0.50%
Total	100.00%

*	A sector may comprise several industries

Notes to Schedule of Investments (unaudited)(continued)

Lord Abbett Global Fund, Inc.—Emerging Markets Bond Fund

Ten Largest Holdings	% of Investments
Republic of Nigeria, 6.50%, 11/28/2027	1.67%
State of Qatar, 3.25%, 06/02/2026	1.60%
Petroleos Mexicanos, 5.35%, 02/12/2028	1.57%
Republic of South Africa, 4.30%, 10/12/2028	1.47%
Oman Government International Bond, 4.75%, 06/15/2026	1.44%
Republic of Egypt, 6.588%, 02/21/2028	1.38%
Arab Republic of Egypt, 3.875%, 02/16/2026	1.24%
Republic of Turkey, 4.25%, 04/14/2026	1.11%
Ukraine Government, 7.375%, 09/25/2032	1.10%
Republic of Angola, 8.25%, 05/09/2028	1.03%
Holding by Sector*	% of Investments
Agency	0.25%
Automotive	0.33%
Banking	4.70%
Basic Industry	2.83%
Consumer Goods	1.05%
Energy	12.68%
Financial Services	1.87%
Foreign Government	67.65%
Media	0.74%
Real Estate	0.45%
Retail	1.02%
Services	0.47%
Technology & Electronics	0.18%
Transportation	1.08%
Utilities	4.70%
Total	100.00%

*	A sector may comprise several industries

Notes to Schedule of Investments (unaudited)(continued)

Lord Abbett Investment Trust—Floating Rate Fund

Ten Largest Holdings	% of Investments
CenturyLink, Inc. 2020 Term Loan B, 2.3645%, 03/15/2027	0.78%
CSC Holdings, LLC 2017 Term Loan B1, 2.361%, 07/17/2025	0.74%
Caesars Resort Collection, LLC 2017 1st Lien Term Loan B, 2.8645%, 12/23/2024	0.63%
Bausch Health Companies Inc. Term Loan B, 2.8645%, 11/27/2025	0.56%
Invesco Senior Loan ETF	0.56%
Finastra USA, Inc. USD 1st Lien Term Loan, 4.50%, 06/13/2024	0.56%
Horizon Therapeutics USA, Inc. 2021 Term Loan B, Zero Coupon, 02/26/2028	0.56%
Athenahealth, Inc. 2021 Term Loan B1, 4.4525%, 02/11/2026	0.54%
1011778 B.C. Unlimited Liability Company Term Loan B4 , 1.8645%, 11/19/2026	0.53%
Renaissance Holding Corp. 2018 1st Lien Term Loan, 3.3645%, 05/30/2025	0.53%
Holding by Sector*	% of Investments
Aerospace	4.43%
Chemicals	1.83%
Communications	0.32%
Consumer Durables	0.53%
Consumer Non-Durables	0.50%
Energy	3.99%
Financial Services	4.72%
Food And Drug	0.19%
Food/Tobacco	2.96%
Forest Products	0.89%
Gaming/Leisure	6.85%
Health Care	13.76%
Housing	2.79%
Information Technology	14.22%
Manufacturing	4.16%
Media/Telecom	11.35%
Metals/Minerals	0.98%
Retail	5.16%
Service	6.75%
Transportation	4.82%
Utilities	2.09%
Repurchase Agreement	6.71%
Total	100.00%

*	A sector may comprise several industries.

Notes to Schedule of Investments (unaudited)(continued)

Lord Abbett Securities Trust—Focused Large Cap Value Fund

Ten Largest Holdings	% of Investments
Caesars Entertainment, Inc.	4.02%
CIT Group, Inc.	3.93%
Ameriprise Financial, Inc.	3.62%
McAfee Corp. Class A	3.61%
Citigroup, Inc.	3.60%
Nexstar Media Group, Inc. Class A	3.28%
Hartford Financial Services Group, Inc. (The)	3.19%
Raytheon Technologies Corp.	3.19%
JPMorgan Chase & Co.	3.17%
Fidelity National Financial, Inc.	3.14%
Holding by Sector*	% of Investments
Communication Services	10.97%
Consumer Discretionary	12.56%
Consumer Staples	5.26%
Energy	6.54%
Financial Services	26.09%
Health Care	12.68%
Industrials	10.89%
Information Technology	8.11%
Materials	3.03%
Utilities	2.99%
Repurchase Agreement	0.88%
Total	100.00%

*	A sector may comprise several industries

Notes to Schedule of Investments (unaudited)(continued)

Lord Abbett Securities Trust—Focused Small Cap Value Fund

Ten Largest Holdings	% of Investments
Bancorp, Inc. (The)	3.09%
Western Alliance Bancorp	2.85%
Sterling Bancorp	2.82%
American Axle & Manufacturing Holdings, Inc.	2.82%
Pacific Premier Bancorp, Inc.	2.70%
Purple Innovation, Inc.	2.61%
Masonite International Corp.	2.54%
Hillenbrand, Inc.	2.54%
Caesars Entertainment, Inc.	2.46%
Blue Bird Corp.	2.41%
Holding by Sector*	% of Investments
Communication Services	5.72%
Consumer Discretionary	12.93%
Consumer Staples	2.33%
Energy	6.64%
Financial Services	32.23%
Health Care	1.53%
Industrials	15.05%
Information Technology	7.83%
Materials	7.28%
Real Estate	5.87%
Repurchase Agreement	2.59%
Total	100.00%

*	A sector may comprise several industries

Notes to Schedule of Investments (unaudited)(continued)

Lord Abbett Securities Trust—Fundamental Equity Fund

Ten Largest Holdings	% of Investments
JPMorgan Chase & Co.	4.22%
Alphabet, Inc. Class A	2.40%
Honeywell International, Inc.	2.29%
Morgan Stanley	2.14%
American Express Co.	2.10%
Medtronic plc	2.08%
Raytheon Technologies Corp.	1.97%
Western Alliance Bancorp	1.92%
Texas Instruments, Inc.	1.91%
East West Bancorp, Inc.	1.86%
Holding by Sector*	% of Investments
Communication Services	8.15%
Consumer Discretionary	7.37%
Consumer Staples	5.83%
Energy	5.52%
Financial Services	21.31%
Health Care	14.38%
Industrials	13.58%
Information Technology	11.92%
Materials	4.41%
Real Estate	2.77%
Utilities	4.32%
Repurchase Agreement	0.44%
Total	100.00%

*	A sector may comprise several industries.

Notes to Schedule of Investments (unaudited)(continued)

Lord Abbett Securities Trust—Growth Leaders Fund

Ten Largest Holdings	% of Investments
Apple, Inc.	5.26%
Microsoft Corp.	5.22%
Amazon.com, Inc.	5.08%
Alphabet, Inc. Class A	4.96%
Roku, Inc.	2.34%
NVIDIA Corp.	2.29%
Uber Technologies, Inc.	1.99%
PayPal Holdings, Inc.	1.98%
Pinterest, Inc. Class A	1.95%
Square, Inc. Class A	1.94%
Holding by Sector*	% of Investments
Communication Services	17.62%
Consumer Discretionary	16.02%
Consumer Staples	1.49%
Financial Services	2.66%
Health Care	14.15%
Industrials	7.35%
Information Technology	39.16%
Repurchase Agreement	1.55%
Total	100.00%

*	A sector may comprise several industries.

Notes to Schedule of Investments (unaudited)(continued)

Lord Abbett Research Fund, Inc.—Growth Opportunities Fund

Ten Largest Holdings	% of Investments
RingCentral, Inc. Class A	2.82%
Twilio, Inc. Class A	2.64%
Align Technology, Inc.	2.23%
DocuSign, Inc.	1.91%
Zendesk, Inc.	1.80%
Roku, Inc.	1.76%
Burlington Stores, Inc.	1.75%
Chipotle Mexican Grill, Inc.	1.75%
Veeva Systems, Inc. Class A	1.67%
Match Group, Inc.	1.64%
Holding by Sector*	% of Investments
Communication Services	6.56%
Consumer Discretionary	12.56%
Consumer Staples	3.85%
Financials Services	5.60%
Health Care	21.87%
Industrials	8.95%
Information Technology	34.68%
Materials	3.79%
Real Estate	1.09%
Repurchase Agreement	1.05%
Total	100.00%

*	A sector may comprise several industries.

Notes to Schedule of Investments (unaudited)(continued)

Lord Abbett Investment Trust—High Yield Fund

Ten Largest Holdings	% of Investments
Sprint Capital Corp., 6.875%, 11/15/2028	1.41%
Ford Motor Co., 9.00%, 04/22/2025	0.97%
CCO Holdings LLC/CCO Holdings Capital Corp., 4.75%, 03/01/2030	0.72%
TransDigm, Inc., 5.50%, 11/15/2027	0.59%
CCO Holdings LLC/CCO Holdings Capital Corp., 5.125%, 05/01/2027	0.59%
Kraft Heinz Foods Co., 4.375%, 06/01/2046	0.56%
Netflix, Inc., 4.625%, 05/15/2029	0.56%
Kraft Heinz Foods Co., 4.875%, 10/01/2049	0.49%
Western Midstream Operating LP, 5.30%, 02/01/2030	0.47%
HCA, Inc., 5.875%, 02/01/2029	0.46%
Holding by Sector*	% of Investments
Agency	0.12%
Asset Backed	0.14%
Automotive	4.59%
Banking	2.02%
Basic Industry	10.89%
Capital Goods	4.72%
Consumer Cyclicals	0.01%
Consumer Discretionary	0.01%
Consumer Goods	5.25%
Energy	13.70%
Financial Services	4.01%
Foreign Sovereign	0.23%
Health Care	7.30%
Insurance	0.35%
Leisure	8.11%
Media	8.93%
Mortgage Backed	0.05%
Municipals	0.19%
Personal & Household Products	0.08%
Pharmaceuticals	0.00%
Real Estate	1.66%
Retail	7.34%
Services	4.81%
Technology & Electronics	6.17%
Telecommunications	3.21%
Transportation	3.28%
Utilities	2.83%
Total	100.00%

*	A sector may comprise several industries.

Notes to Schedule of Investments (unaudited)(continued)

Lord Abbett Investment Trust—Inflation Focused Fund

Ten Largest Holdings	% of Investments
U.S. Treasury Bill, Zero Coupon, 07/29/2021	7.02%
U.S. Treasury Note, 0.375%, 11/30/2025	1.98%
U.S. Treasury Note, 0.125%, 01/31/2023	1.92%
U.S. Treasury Note, 0.125%, 10/31/2022	1.83%
Citigroup, Inc., 3.106%, 04/08/2026	1.04%
Wells Fargo & Co., 2.164%, 02/11/2026	0.85%
Dell International LLC/EMC Corp., 5.45%, 06/15/2023	0.58%
Danske Bank A/S, 5.375%, 01/12/2024	0.57%
UBS AG, 7.625%, 08/17/2022	0.55%
Boeing Co. (The), 4.508%, 05/01/2023	0.54%
Holding by Sector*	% of Investments
Auto	3.99%
Basic Industry	0.19%
Capital Goods	1.48%
Consumer Cyclicals	2.30%
Consumer Discretionary	0.63%
Consumer Services	1.56%
Consumer Staples	0.40%
Energy	7.33%
Financial Services	49.59%
Foreign Government	0.41%
Gaming/Leisure	0.17%
Health Care	2.39%
Integrated Oils	0.13%
Materials and Processing	2.63%
Municipals	0.23%
Other	0.19%
Producer Durables	1.27%
Technology	3.61%
Telecommunications	0.75%
Transportation	0.86%
U.S. Government	13.31%
Utilities	3.63%
Repurchase Agreement	2.95%
Total	100.00%

*	A sector may comprise several industries.

Notes to Schedule of Investments (unaudited)(continued)

Lord Abbett Municipal Income Fund—Intermediate Tax Free Fund

Ten Largest Holdings	% of Investments
Buckeye Tobacco, 5.00%, 6/1/2055	0.89%
KY Public Energy Auth - Peak Energy, 4.00%, 2/1/2050	0.51%
NJ Trans Trust Fund, 5.00%, 15/2033	0.51%
PEFA Gas, 5.00%, 9/1/2049	0.45%
CA State GO, 4.00%, 3/1/2036	0.43%
PR Corp Sales Tax, 4.329%, 7/1/2040	0.41%
Atlanta Arpt - PFC, 4.00%, 7/1/2034	0.40%
VA Clg Bldg Auth, 4.00%, 2/1/2034	0.40%
CT State GO, 4.00%, 1/15/2036	0.39%
NY Trans Dev Corp, 5.250%, 1/1/2050	0.38%
Holding by Credit Rating	% of Investments
AAA+	0.08%
AAA	2.67%
AA+	4.93%
AA	10.09%
AA-	8.09%
A+	15.07%
A	12.11%
A-	7.81%
BBB+	11.56%
BBB	6.20%
BBB-	7.05%
BB+	2.27%
BB	0.68%
BB-	2.44%
B+	0.26%
B	0.43%
B-	0.73%
CCC	0.03%
CC	0.22%
C	0.05%
D	0.16%
NR	7.07%
Total	100.00%

Notes to Schedule of Investments (unaudited)(continued)

Lord Abbett Securities Trust—International Equity Fund

Ten Largest Holdings	% of Investments
Tencent Holdings Ltd.	2.78%
Samsung Electronics Co., Ltd.	2.63%
Nestle SA Registered Shares	1.87%
Alibaba Group Holding Ltd. ADR	1.81%
Sony Corp.	1.76%
ASML Holding NV	1.75%
AIA Group Ltd.	1.65%
Taiwan Semiconductor Manufacturing Co., Ltd.	1.62%
BHP Group Ltd.	1.59%
LVMH Moet Hennessy Louis Vuitton SE	1.58%
Holding by Sector*	% of Investments
Communication Services	4.67%
Consumer Discretionary	15.16%
Consumer Staples	5.43%
Energy	4.34%
Financials Services	19.37%
Health Care	9.16%
Industrials	16.46%
Information Technology	14.29%
Materials	7.47%
Real Estate	1.73%
Utilities	1.92%
Total	100.00%

*	A sector may comprise several industries.

Notes to Schedule of Investments (unaudited)(continued)

Lord Abbett Securities Trust—International Value Fund

Ten Largest Holdings	% of Investments
Royal Dutch Shell plc Class A ADR	2.42%
UBS Group AG	2.36%
BHP Group Ltd.	2.33%
Credit Agricole SA	2.32%
Sanofi	2.23%
Anglo American plc	2.17%
Samsung Electronics Co., Ltd.	2.13%
Allianz SE Registered Shares	2.05%
Sumitomo Mitsui Financial Group, Inc.	1.97%
Denso Corp.	1.88%
Holding by Sector*	% of Investments
Communication Services	2.97%
Consumer Discretionary	14.89%
Consumer Staples	4.40%
Energy	6.49%
Financial Services	25.54%
Health Care	5.96%
Industrials	16.36%
Information Technology	6.22%
Materials	7.79%
Real Estate	3.92%
Utilities	5.46%
Total	100.00%

*	A sector may comprise several industries.

Notes to Schedule of Investments (unaudited)(continued)

Lord Abbett Mid Cap Stock Fund, Inc.

Ten Largest Holdings	% of Investments
Discover Financial Services	2.05%
Ameriprise Financial, Inc.	2.01%
Euronet Worldwide, Inc.	1.97%
CIT Group, Inc.	1.96%
East West Bancorp, Inc.	1.93%
Pioneer Natural Resources Co.	1.90%
Citizens Financial Group, Inc.	1.76%
Lear Corp.	1.73%
Zimmer Biomet Holdings, Inc.	1.71%
Waters Corp.	1.70%
Holding by Sector*	% of Investments
Communication Services	3.15%
Consumer Discretionary	11.78%
Consumer Staples	5.03%
Energy	5.39%
Financial Services	16.83%
Health Care	8.36%
Industrials	17.47%
Information Technology	9.79%
Materials	7.59%
Real Estate	8.15%
Utilities	5.95%
Repurchase Agreement	0.51%
Total	100.00%

*	A sector may comprise several industries.

Notes to Schedule of Investments (unaudited)(concluded)

Investment Trust—Short Duration Bond Fund

Ten Largest Holdings	% of Investments
U.S. Treasury Note, 0.125%, 10/31/2022	3.07%
U.S. Treasury Note, 0.125%, 01/31/2023	2.89%
U.S. Treasury Note, 0.125%, 12/15/2023	1.69%
U.S. Treasury Bill, Zero Coupon, 07/29/2021	1.38%
MRA Issuance Trust 2021-4 A, 1.48%, 08/02/2021	0.69%
Wells Fargo & Co., 2.164%, 02/11/2026	0.55%
Equinix, Inc., 5.375%, 05/15/2027	0.48%
DBWF Mortgage Trust 2018-AMXP A, 3.7468%, 05/05/2035	0.47%
Comcast Hulu Holdings, LLC Term Loan A, 0.9895%, 03/15/2024	0.47%
Dell International LLC/EMC Corp., 5.45%, 06/15/2023	0.45%
Holding by Sector*	% of Investments
Auto	4.49%
Basic Industry	0.12%
Capital Goods	1.34%
Consumer Cyclicals	2.03%
Consumer Discretionary	0.96%
Consumer Services	1.16%
Consumer Staples	0.38%
Energy	6.87%
Financial Services	52.54%
Foreign Government	0.90%
Gaming/Leisure	0.06%
Health Care	3.11%
Information Technology	0.05%
Integrated Oils	0.04%
Materials and Processing	2.70%
Municipals	0.10%
Other	0.12%
Producer Durables	1.64%
Technology	4.27%
Telecommunications	0.80%
Transportation	0.74%
U.S. Government	9.92%
Utilities	3.42%
Repurchase Agreement	2.24%
Total	100.00%

*	A sector may comprise several industries

QPHR-INV-1Q

(04/21)